UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Helge Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

BridgeBuilder
MUTUAL FUNDS
Semiannual Report
December 31, 2017
(Unaudited)
Bridge BuilderCoreBond Fund
Bridge BuilderCore Plus Bond Fund
Bridge BuilderMunicipal Bond Fund
Bridge Builder Large Cap Growth Fund
Bridge Builder Large Cap Value Fund
Bridge Builder Small/Mid Cap Growth Fund
Bridge Builder Small/Mid Cap Value Fund
Bridge Builder International Equity Fund

Semiannual Report • December 31, 2017

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds’ semiannual report for the six-month period ended December 31, 2017. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a sub-advised structure, where several leading asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. The mutual funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

Over the course of the past six months, one change has been made to the Bridge Builder lineup of sub-advisers. William Blair Investment Management, LLC (“William Blair”) was removed as a sub-adviser to the Bridge Builder Large Cap Growth Fund, effective in November of 2017. The assets that had been managed by William Blair were reallocated to three of the Fund’s remaining sub-advisers: Jennison Associates LLC, Lazard Asset Management, LLC, and Sustainable Growth Advisers, LP.

All of the Bridge Builder Mutual Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Edward Jones. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success. We believe that a patient, long-term approach to our manager selection and oversight process is consistent with our core investment philosophy.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III Chairman, Bridge Builder Trust

Ryan T. Robson President, Bridge Builder Trust Principal, Edward Jones Investment Advisory

Semiannual Report • December 31, 2017	1

Bridge Builder Core Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Average Annual Total Returns as of December 31, 2017

	1 Year	3 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	4.13%	2.76%	3.15%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.24%	2.77%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.37%(1) and 0.17%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	31.9%
Corporate Bonds	29.2
Government Related	21.5
Asset-Backed Obligations	10.1
Short-Term Investments	7.3
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2017

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forward foreign currency exchange contracts or swap contracts.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

Average Annual Total Returns of December 31, 2017

	1 Year	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	4.19%	3.14%
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%	2.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.41%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	32.2%
Mortgage-Backed Obligations	22.4
Government Related	20.1
Asset-Backed Obligations	14.4
Short-Term Investments	8.4
Bank Loans	2.4
Common Stocks	0.1
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Semiannual Report • December 31, 2017	3

Bridge Builder Municipal Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for investors subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FIAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FIAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields and credit quality of various municipal securities.	Wells Capital Management, Inc. starts its investment process with a top-down, macroeconomic outlook. Wells Capital Management’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

Average Annual Total Returns as of December 31, 2017

	1 Year	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	4.75%	2.90%
Bloomberg Barclays Municipal 1-15 Year Index	4.33%	2.73%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.41%(1) and 0.22%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Obligation	25.4%
General Revenue	23.5
Healthcare	15.0
Transportation	13.4
Education	11.9
Utilities	7.6
Housing	1.9
Short-Term Investments	1.3

Breakdown by State	(% of Long-Term Investments)
Texas	11.0%
New York	10.9
Illinois	10.2
Florida	6.1
Pennsylvania	6.1
Maryland	4.1
New Jersey	3.7
California	3.6
Virginia	3.5
Michigan	3.4
Other	37.4

4	Semiannual Report • December 31, 2017

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers*

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

*	Effective November 29, 2017, William Blair Investment Management, LLC (“William Blair”) no longer manages assets within the Fund.

Average Annual Total Returns as of December 31, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	25.32%	10.31%
Russell 1000® Growth Index	30.21%	12.98%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.29%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	34.6%
Consumer Discretionary	19.5
Healthcare	12.5
Industrials	7.5
Financials	6.8
Energy	5.8
Consumer Staples	5.5
Short-Term Investments	3.4
Materials	1.9
Real Estate	1.3
Telecommunication Services	1.2
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Apple, Inc.	3.1%
Facebook, Inc.	3.1
Visa, Inc.	2.7
Microsoft Corp.	2.6
Amazon.com, Inc.	2.5
Alphabet, Inc. - Class A	2.3
Salesforce.com, Inc.	2.0
Alphabet, Inc. - Class C	1.9
UnitedHealth Group, Inc.	1.9
Schlumberger Ltd.	1.7

Semiannual Report • December 31, 2017	5

Bridge Builder Large Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

Average Annual Total Returns as of December 31, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	17.19%	9.93%
Russell 1000® Value Index	13.66%	9.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.31%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	20.6%
Healthcare	12.7
Information Technology	11.9
Industrials	11.9
Consumer Discretionary	11.9
Energy	9.8
Consumer Staples	7.4
Materials	6.4
Short-Term Investments	3.7
Real Estate	2.3
Telecommunication Services	0.8
Utilities	0.6

Top Ten Equity Holdings	(% of Net Assets)
Citigroup, Inc.	1.9%
Berkshire Hathaway, Inc.	1.9
Medtronic Plc	1.7
Microsoft Corp.	1.6
Lyondellbasell Industries NV	1.6
Chubb Ltd.	1.5
Wells Fargo & Co.	1.3
PNC Financial Services Group, Inc.	1.3
UnitedHealth Group, Inc.	1.3
Occidental Petroleum Corp.	1.3

6	Semiannual Report • December 31, 2017

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

Average Annual Total Returns as of December 31, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	21.45%	9.48%
Russell 2500® Growth Index	24.46%	9.15%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.69%(1) and 0.44%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.5%
Healthcare	18.5
Industrials	15.1
Consumer Discretionary	12.0
Financials	9.6
Consumer Staples	6.9
Materials	4.6
Short-Term Investments	4.0
Real Estate	2.7
Energy	1.8
Telecommunication Services	0.2
Utilities	0.1

Top Ten Equity Holdings	(% of Net Assets)
Splunk, Inc.	1.5%
IDEX Corp.	1.3
Fortinet, Inc.	1.3
Workday, Inc.	1.3
Dentsply Sirona, Inc.	1.2
Ross Stores, Inc.	1.0
MercadoLibre, Inc.	1.0
Palo Alto Networks, Inc.	1.0
SBA Communications Corp.	1.0
Berry Global Group, Inc.	1.0

Semiannual Report • December 31, 2017	7

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies that typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partner’s strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.

LSV Asset Management

primarily invests in medium capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

Average Annual Total Returns as of December 31, 2017

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	12.64%	8.08%
Russell 2500® Value Index	10.36%	9.27%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.76%(1) and 0.54%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

8	Semiannual Report • December 31, 2017

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	24.5%
Industrials	16.5
Information Technology	13.1
Consumer Discretionary	10.7
Real Estate	7.3
Energy	6.9
Materials	6.2
Healthcare	5.0
Utilities	4.2
Short-Term Investments	2.9
Consumer Staples	2.5
Telecommunication Services	0.2

Top Ten Equity Holdings	(% of Net Assets)
Reinsurance Group of America, Inc.	0.9%
Fidelity National Information Services, Inc.	0.9
Masonite International Corp.	0.8
Huntington Bancshares, Inc.	0.7
Discover Financial Services	0.7
Synchrony Financial	0.6
SunTrust Banks, Inc.	0.6
Crown Holdings, Inc.	0.6
Casey’s General Stores, Inc.	0.6
Analogic Corp.	0.6

Semiannual Report • December 31, 2017	9

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.	Manning & Napier Advisors, LLC uses a bottom up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations and for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.

	Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Average Annual Total Returns as of December 31, 2017

	1 Year	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	26.69%	8.86%
MSCI EAFE Index	25.03%	7.66%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.68%(1) and 0.43%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

10	Semiannual Report • December 31, 2017

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	18.2%
Consumer Discretionary	14.7
Industrials	12.5
Information Technology	11.9
Consumer Staples	11.4
Healthcare	11.3
Energy	6.0
Short-Term Investments	4.1
Materials	3.7
Telecommunication Services	3.7
Utilities	1.8
Real Estate	0.7

Country Breakdown	(% of Long-Term Investments)
Japan	18.2%
United Kingdom	14.5
Switzerland	7.5
France	7.4
Germany	6.4
China	4.4
Netherlands	4.4
Hong Kong	4.2
Spain	3.9
Australia	2.6
Other	26.5

Top Ten Equity Holdings	(% of Net Assets)
Tesco Plc	1.5%
BP Plc	1.3
Nestle SA	1.2
Sanofi SA	1.2
Novartis AG	1.2
Taiwan Semiconductor Manufacturing Co Ltd. – ADR	1.2
Baidu, Inc. - ADR	1.0
Roche Holding AG	1.0
CK Hutchison Holdings Ltd.	0.9
Atlas Copco AB - Class A	0.9

ADR American Depositary Receipt

Semiannual Report • December 31, 2017	11

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2018, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage- backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

12	Semiannual Report • December 31, 2017

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Semiannual Report • December 31, 2017	13

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Beginning account value	Ending account value	Annual Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$1,014.60	0.15%	$0.76
	Hypothetical	1,000.00	1,024.45		0.77
Bridge Builder Core Plus Bond Fund
	Actual	1,000.00	1,015.00	0.18	0.91
	Hypothetical	1,000.00	1,024.30		0.92
Bridge Builder Municipal Bond Fund
	Actual	1,000.00	1,016.20	0.20	1.02
	Hypothetical	1,000.00	1,024.20		1.02
Bridge Builder Large Cap Growth Fund
	Actual	1,000.00	1,106.20	0.25	1.33
	Hypothetical	1,000.00	1,023.95		1.28
Bridge Builder Large Cap Value Fund
	Actual	1,000.00	1,090.40	0.28	1.48
	Hypothetical	1,000.00	1,023.79		1.43
Bridge Builder Small/Mid Cap Growth Fund
	Actual	1,000.00	1,102.50	0.41	2.17
	Hypothetical	1,000.00	1,023.14		2.09
Bridge Builder Small/Mid Cap Value Fund
	Actual	1,000.00	1,088.00	0.45	2.37
	Hypothetical	1,000.00	1,022.94		2.29
Bridge Builder International Equity Fund
	Actual	1,000.00	1,095.30	0.38	2.01
	Hypothetical	1,000.00	1,023.29		1.94

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.

14	Semiannual Report • December 31, 2017

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 96.98%
Asset-Backed Obligations – 10.55%
Various Securities (1)(2)(3)(11)(12)	$1,566,762,149	$1,555,999,792

Total Asset-Backed Obligations		1,555,999,792

Corporate Bonds – 30.50%
Basic Materials – 1.39%
Various Securities (1)(2)(12)	190,952,000	204,881,813

Total Basic Materials		204,881,813

Communications – 2.18%
Various Securities (2)	307,321,500	321,309,657

Total Communications		321,309,657

Consumer, Cyclical – 2.00%
Various Securities (2)(11)	283,228,347	295,178,000

Total Consumer, Cyclical		295,178,000

Consumer, Non-cyclical – 3.97%
AbbVie, Inc., 2.90%, Nov. 2022	25,157,000	25,204,819
Other Securities (2)	537,173,831	560,014,403

Total Consumer, Non-cyclical		585,219,222

Diversified – 0.08%
Various Securities (2)	12,201,000	12,519,699

Total Diversified		12,519,699

Energy – 3.39%
Various Securities (2)	468,047,000	499,870,817

Total Energy		499,870,817

Financials – 11.72%
Bank of America Corp., 3.00% (3 Month LIBOR USD + 0.79%), Dec. 2023 (1)(2)	25,028,000	25,088,739
Other Securities (1)(2)(8)(11)(12)	1,646,279,897	1,703,800,306

Total Financials		1,728,889,045

Industrials – 1.74%
Various Securities (2)(8)(11)	248,933,046	256,617,206

Total Industrials		256,617,206

Real Estate – 0.06%
Various Securities	9,518,000	9,776,640

Total Real Estate		9,776,640

Technology – 1.38%
Various Securities (1)(2)	195,851,000	203,613,961

Total Technology		203,613,961

Utilities – 2.59%
Various Securities (2)(8)	363,343,926	381,925,565

Total Utilities		381,925,565

Total Corporate Bonds		4,499,801,625

Government Related – 22.52%
Other Government Related – 3.06%
Residual Funding Co. Principal Strip, 0.00%, Jul. 2020	25,916,000	24,585,536
Other Securities (1)(2)(8)	417,509,000	427,131,999

Total Other Government Related		451,717,535

U.S. Treasury – 19.46%
U.S. Treasury Note/Bond, 1.25%, Aug. 2019	25,352,000	25,091,219
U.S. Treasury Note/Bond, 1.38%, Apr. 2021	60,875,000	59,553,335
U.S. Treasury Note/Bond, 1.63%, Apr. 2023	38,725,000	37,537,260
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	58,775,000	57,806,134
U.S. Treasury Note/Bond, 1.75%, May 2023	109,000,000	106,295,162

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	15

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Treasury – 19.46% – (continued)
U.S. Treasury Note/Bond, 1.88%, Mar. 2022	$57,434,000	$56,781,127
U.S. Treasury Note/Bond, 1.88%, Apr. 2022	61,617,000	60,875,261
U.S. Treasury Note/Bond, 1.88%, Sep. 2022	64,843,000	63,895,482
U.S. Treasury Note/Bond, 2.00%, Dec. 2021	90,575,000	90,109,602
U.S. Treasury Note/Bond, 2.00%, Nov. 2022	47,918,000	47,475,116
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	53,161,000	51,432,578
U.S. Treasury Note/Bond, 2.13%, Sep. 2021	75,635,000	75,677,358
U.S. Treasury Note/Bond, 2.13%, Dec. 2022	45,944,000	45,746,441
U.S. Treasury Note/Bond, 2.13%, Nov. 2024	31,582,000	31,159,891
U.S. Treasury Note/Bond, 2.13%, May 2025	27,665,000	27,235,487
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	106,345,000	105,382,167
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	34,264,000	33,769,907
U.S. Treasury Note/Bond, 2.50%, May 2024	56,675,000	57,301,967
U.S. Treasury Note/Bond, 2.88%, May 2043 (10)	179,060,000	183,921,101
U.S. Treasury Note/Bond, 3.00%, May 2045	48,130,000	50,490,992
U.S. Treasury Note/Bond, 3.00%, Feb. 2047	24,623,000	25,867,006
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	98,799,100	112,742,553
U.S. Treasury Note/Bond, 3.63%, Aug. 2043	41,260,000	48,105,679
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	37,619,000	50,079,550
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	34,113,000	32,395,899
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	31,010,956
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	54,755,245
U.S. Treasury Strip Coupon, 0.00%, May 2023	30,855,000	27,267,661
U.S. Treasury Note/Bond, 0.75%-8.75%, Jan. 2018-Nov. 2047	693,657,000	718,856,578
U.S. Treasury Strip Coupon, 0.00%, Feb. 2018-Aug. 2041	618,782,000	485,508,102
Other Securities (4)	16,642,220	17,259,158

Total U.S. Treasury		2,871,385,974

Total Government Related		3,323,103,509

Mortgage-Backed Obligations – 33.41%
Fannie Mae, 2.50%, Jan. 2028 (5)	25,600,000	25,571,840
Fannie Mae, 2.60%, Dec. 2026 (3)	43,307,000	42,418,838
Fannie Mae, 3.00%, Jan. 2043 (5)	44,670,000	44,678,934
Fannie Mae, 3.06%, May 2027 (3)	29,130,000	29,458,330
Fannie Mae, 3.09%, Apr. 2027 (3)	23,211,000	23,498,775
Fannie Mae, 3.50%, Jan. 2041 (5)	113,580,000	116,680,734
Fannie Mae, 4.00%, Jan. 2041 (5)	79,325,000	82,997,747
Fannie Mae, 4.50%, Jan. 2041 (5)	36,060,000	38,364,234
Freddie Mac, 3.00%, Jan. 2047	30,105,010	30,160,438
Freddie Mac, 3.19%, Sep. 2027 (3)	38,688,000	39,645,439
Freddie Mac, 3.36%, Dec. 2026	27,000,000	27,872,267
Freddie Mac, 3.50%, Jan. 2042 (5)	64,815,000	66,590,931
Freddie Mac, 3.50%, Oct. 2047	28,712,996	29,544,426
Freddie Mac, 4.00%, Jan. 2041 (5)	48,730,000	50,976,453
Ginnie Mae, 3.00%, Jan. 2043 (5)	68,495,000	69,097,756
Ginnie Mae, 3.50%, Jan. 2043 (5)	57,255,000	59,230,298
Ginnie Mae, 3.50%, Jul. 2046	29,388,639	30,432,941
Ginnie Mae, 4.00%, Jan. 2042 (5)	38,985,000	40,661,355
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, 3.45%, Jul. 2050	27,200,000	27,990,943
Fannie Mae, 1.47%-10.50%, Jan. 2018-Nov. 2048 (1)(5)	1,426,525,567	1,468,385,227
Fannie Mae, 1.74%-4.33%, Aug. 2019-Aug. 2029 (1)(3)	110,795,558	111,975,554
Freddie Mac, 2.00%-10.00%, Jan. 2018-Nov. 2047 (5)	567,569,888	585,320,625
Freddie Mac, 0.87%-3.51%, Mar. 2020-Nov. 2050 (1)(3)	393,025,469	251,787,535
Ginnie Mae, 2.50%-8.50%, Mar. 2025-May 2063 (3)(5)	287,423,776	297,627,569
Ginnie Mae, 0.00%-22.09%, Nov. 2020-Aug. 2067 (1)(3)	221,221,870	181,772,107
Other Securities (1)(2)(3)(11)	1,306,880,142	1,156,672,820

Total Mortgage-Backed Obligations		4,929,414,116

Total Bonds & Notes (Cost: $14,118,819,374)		14,308,319,042

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2017

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Co., 5.35%	95,000	$2,576,400

Total Preferred Stocks (Cost: $2,375,000)		2,576,400

SHORT-TERM INVESTMENTS – 7.64%
Money Market Funds – 7.63%
Fidelity Institutional Money Market Government Funds – Class I , 1.14% (6)(7)	562,965,430	562,965,430
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 1.12% (6)(7)	562,748,595	562,748,595

Total Money Market Funds		1,125,714,025

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, Apr. 2018 (10)	$1,000,000	$995,670

Total U.S. Treasury Bills		995,670

Total Short-Term Investments (Cost: $1,126,710,679)		1,126,709,695

TOTAL INVESTMENTS IN SECURITIES – 104.63% (Cost: $15,247,905,053)		15,437,605,137
TBA SALES COMMITMENTS – (0.04)%
Mortgage-Backed Obligations – (0.04)%
Freddie Mac Gold Pool, 3.50%, Jan. 2042 (9)	(6,000,000)	(6,164,400)

Total TBA Sales Commitments (Proceeds Received: $6,151,875)		(6,164,400)

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.59)%		(677,162,913)

TOTAL NET ASSETS – 100.00%		$14,754,277,824

Percentages are stated as a percent of net assets.

(1)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.

(2)	Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,165,996,668, which represents 14.68% of total net assets.

(3)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2017.

(4)	Inflation protected security or includes inflation protected securities. The value of these securities total $17,259,158, which represents 0.12% of total net assets.

(5)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $677,229,368, which represents 4.59% of total net assets.

(6)	Partially assigned as collateral for certain delayed delivery securities.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2017.

(9)	Delayed delivery sale commitment security or includes delayed delivery sales commitment securities. The value of these securities total $(6,164,400), which represents (0.04)% of total net assets.

(10)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $2,522,522, which represent 0.02% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	17

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

(11)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $56,857,648, which represents 0.39% of total net assets.

(12)	Includes securities in default as of December 31, 2017. The value of these securities total $559,254, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
203	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2018	$25,232,534	$25,181,516	$(51,018)
2,446	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2018	524,789,732	523,711,534	(1,078,198)
1,272	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2018	148,309,593	147,760,688	(548,905)
828	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2018	138,002,179	138,819,375	817,196

						$(860,925)

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(1,327)	U.S. Long Bond Future	J.P. Morgan	Mar. 2018	$(202,896,092)	$(203,031,000)	$(134,908)

						$(134,908)

						$(995,833)

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2017

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 93.02%
Asset-Backed Obligations – 15.08%
Dryden 35 Euro CLO 2014 BV, 0.68% (6 Month EURIBOR + 0.95%), May 2027 (1)(2)	EUR 13,350,000	$16,055,464
Jamestown CLO IV Ltd., 2.05% (3 Month LIBOR USD + 0.69%), Jul. 2026 (1)(2)	$18,000,000	17,990,964
Munda CLO 1 BV, 0.61% (6 Month EURIBOR + 0.85%), Dec. 2024 (1)(2)	EUR 20,000,000	23,813,688
National Collegiate Student Loan Trust 2004-2, 2.03% (1 Month LIBOR USD + 0.48%), Dec. 2033 (2)	$17,833,002	17,410,267
National Collegiate Student Loan Trust 2005-3, 1.84% (1 Month LIBOR USD + 0.29%), Oct. 2033 (1)(2)	21,612,579	20,322,803
U.S. Residential Opportunity Fund IV Trust 2017-2, 3.35%, Nov. 2037 (1)(3)	21,400,000	21,339,408
VOLT VLVIII LLC, 3.38%, May 2047 (1)(3)	16,431,447	16,455,580
Other Securities (1)(2)(3)(10)(11)*	1,070,008,197	1,041,030,903

Total Asset-Backed Obligations		1,174,419,077

Corporate Bonds – 33.56%
Basic Materials – 0.71%
Various Securities (1)	53,252,000	55,516,491

Total Basic Materials		55,516,491

Communications – 3.62%
Various Securities (1)(2)*	277,537,188	281,698,974

Total Communications		281,698,974

Consumer, Cyclical – 2.69%
Various Securities (1)(2)(11)*	201,117,582	209,709,676

Total Consumer, Cyclical		209,709,676

Consumer, Non-cyclical – 4.44%
Various Securities (1)(2)(11)*	339,457,000	345,532,189

Total Consumer, Non-cyclical		345,532,189

Diversified – 0.05%
Various Securities	3,960,000	4,033,580

Total Diversified		4,033,580

Energy – 3.29%
Gazprom OAO Via Gaz Capital SA, 3.38%, Nov. 2018	CHF 18,450,000	19,454,436
Petrobras Global Finance BV, 6.13%, Jan. 2022	$22,455,000	23,830,369
Other Securities (1)(2)(10)*	206,887,700	212,840,196

Total Energy		256,125,001

Financials – 13.24%
Ally Financial, Inc., 8.00%, Nov. 2031	12,690,000	16,497,000
Barclays Plc, 7.25% (5 Year Swap Rate GBP + 6.46%), Mar. 2163 (2)	GBP 14,083,000	20,749,161
Lloyds Banking Group Plc, 7.00% (5 Year Swap Rate GBP + 5.06%), Jun. 2164 (2)	19,450,000	27,652,109
Bank of America Corp., 2.37%-6.88%, Apr. 2018-Apr. 2038 (1)(2)	$80,745,000	82,334,839
Other Securities (1)(2)(11)*	860,754,684	883,669,771

Total Financials		1,030,902,880

Industrials – 1.68%
Various Securities (1)(2)(12)	127,293,888	130,712,244

Total Industrials		130,712,244

Real Estate – 0.53%
Various Securities	40,645,000	41,478,664

Total Real Estate		41,478,664

Technology – 1.82%
Various Securities (1)*	137,314,000	141,304,578

Total Technology		141,304,578

Utilities – 1.49%
Various Securities (1)*	4,954,605,000	115,984,963

Total Utilities		115,984,963

Total Corporate Bonds		2,612,999,240

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	19

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
Government Related – 20.94%
Other Government Related – 2.61%
Argentine Republic Government International Bond, 3.88%, Jan. 2022	EUR 16,200,000	$20,458,565
Other Securities (1)(2)(10)*	27,580,204,162	182,782,782

Total Other Government Related		203,241,347

U.S. Treasury – 18.33%
U.S. Treasury Inflation Indexed Bonds, 0.13%, Apr. 2022 (8)	$33,669,071	33,442,270
U.S. Treasury Inflation Indexed Bonds, 0.13%, Jul. 2026 (8)	26,468,041	25,878,932
U.S. Treasury Inflation Indexed Bonds, 0.38%, Jul. 2027 (8)	20,338,621	20,244,506
U.S. Treasury Inflation Indexed Bonds, 0.88%, Feb. 2047 (8)	24,810,032	25,825,444
U.S. Treasury Note/Bond, 0.88%, May 2018	16,750,000	16,712,051
U.S. Treasury Note/Bond, 1.25%, May 2019	25,000,000	24,791,299
U.S. Treasury Note/Bond, 1.50%, Oct. 2019	52,035,000	51,671,009
U.S. Treasury Note/Bond, 1.50%, Aug. 2020	56,840,000	56,205,793
U.S. Treasury Note/Bond, 1.75%, Nov. 2019	71,105,000	70,918,715
U.S. Treasury Note/Bond, 1.75%, Nov. 2020	39,800,000	39,568,103
U.S. Treasury Note/Bond, 2.00%, Oct. 2022	52,873,000	52,405,630
U.S. Treasury Note/Bond, 2.00%, Nov. 2022	190,875,000	189,110,830
U.S. Treasury Note/Bond, 2.00%, Apr. 2024	40,800,000	40,054,650
U.S. Treasury Note/Bond, 2.00%, May 2024	73,440,000	72,052,284
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	44,737,000	43,282,467
U.S. Treasury Note/Bond, 2.13%, Dec. 2022	62,375,000	62,106,788
U.S. Treasury Note/Bond, 2.25%, Feb. 2027	141,695,000	139,793,242
U.S. Treasury Note/Bond, 2.38%, Aug. 2024 (9)	39,200,000	39,316,407
U.S. Treasury Note/Bond, 2.75%, Aug. 2047	27,895,000	27,898,516
U.S. Treasury Note/Bond, 2.75%, Nov. 2047	190,224,000	190,321,967
U.S. Treasury Note/Bond, 3.00%, May 2045 (9)	36,855,000	38,662,902
U.S. Treasury Inflation Indexed Bonds, 0.63%, Jan. 2026 (8)	5,579,111	5,671,941
U.S. Treasury Note/Bond, 0.63%-3.00%, Apr. 2018-May 2047 (9)	162,232,000	160,962,914

Total U.S. Treasury		1,426,898,660

Total Government Related		1,630,140,007

Mortgage Backed Obligations – 23.44%
Alternative Loan Trust 2006-OA17, 1.70% (1 Month LIBOR USD + 0.20%), Dec. 2046 (2)	23,378,161	19,830,598
Fannie Mae, 3.00%, Jan. 2026 (4)	23,795,000	24,242,346
Fannie Mae, 3.00%, Jan. 2043 (4)	21,580,000	21,584,316
Fannie Mae, 3.00%, Nov. 2046	16,271,842	16,304,045
Fannie Mae, 3.50%, Jan. 2041 (4)	97,740,000	100,408,302
Fannie Mae, 4.00%, Jun. 2047	16,431,891	17,206,948
Fannie Mae, 4.50%, Jan. 2041 (4)	43,600,000	46,386,040
Freddie Mac, 3.50%, Aug. 2046	41,971,174	43,308,354
Freddie Mac, 3.50%, Apr. 2047	28,320,104	29,231,247
Freddie Mac, 4.00%, Nov. 2045	16,179,248	16,926,551
Ginnie Mae, 3.50%, Jan. 2043 (4)	16,200,000	16,758,900
Ginnie Mae, 4.00%, May 2047	18,321,061	19,121,830
Ginnie Mae, 4.00%, Jun. 2047	19,303,511	20,153,223
Ginnie Mae, 4.50%, Jan. 2042 (4)	35,350,000	37,078,615
Ginnie Mae, 4.50%, May 2047	15,745,706	16,550,840
Ginnie Mae, 4.50%, Jun. 2047	16,765,340	17,614,610
Fannie Mae, 2.28%-6.50%, Oct. 2021-Aug. 2056 (4)	434,317,123	447,925,471
Freddie Mac, 2.50%-8.00%, Jul. 2030-Dec. 2047 (4)	165,260,680	169,864,981
Ginnie Mae, 2.50%-5.50%, Jun. 2032-Dec. 2047 (4)	192,253,359	199,591,438
Other Securities (1)(2)(3)(11)*	550,662,283	545,068,558

Total Mortgage Backed Obligations		1,825,157,213

Total Bonds & Notes (Cost: $7,201,561,868)		7,242,715,537

BANK LOANS – 2.49%
Various Securities (2)(11)*	193,382,089	194,158,598

Total Bank Loans (Cost: $194,260,972)		194,158,598

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report • December 31, 2017

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 0.06%
Consumer, Cyclical – 0.06%
Caesars Entertainment Corp. (5)	338,983	$4,288,135

Total Common Stocks (Cost $4,048,656)		4,288,135

PREFERRED STOCKS – 0.03%
Consumer, Non-cyclical – 0.03%
Bunge Ltd., 4.88%	22,744	2,366,286

Total Preferred Stocks (Cost $2,318,300)		2,366,286

SHORT-TERM INVESTMENTS – 8.72%
Money Market Funds – 7.22%
Fidelity Institutional Money Market Government Funds – Class I , 1.17% (6)(7)	279,935,336	279,935,336
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 1.16% (6)(7)	282,395,007	282,395,007

Total Money Market Funds		562,330,343

	Principal Amount	Value

Commercial Paper – 0.07%
Boston Scientific Corp., 1.82%	$1,855,000	$1,854,039
Enbridge Energy Partners LP, 2.12%	2,055,000	2,053,736
Enbridge Energy Partners LP, 2.23%	1,920,000	1,918,351

Total Commercial Paper		5,826,126

Foreign Treasury Bills – 0.96%
Japan Treasury Discount Bill, 0.00%, 03/12/2018	JPY 8,390,000,000	74,482,351

Total Foreign Treasury Bills		74,482,351

Repurchase Agreements – 0.42%
J.P. Morgan Securities, 1.69%, dated 12/28/2017, due 1/2/2018, repurchase price $16,403,080 (collaterized by U.S. Treasury Note, value $16,729,199, 2.50%, 5/15/2024)	$16,400,000	16,400,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.86%, dated 12/29/2017, due 1/2/2018, repurchase price $9,201,901, (collaterized by U.S. Treasury Bond, value $9,403,610, 3.00%, 5/15/2042)	9,200,000	9,200,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.50%, dated 12/29/2017, due 1/3/2018, repurchase price $7,200,300, (collaterized by U.S. Treasury Bond, value $7,343,872, 3.75%, 11/15/2043)	7,200,000	7,200,000

Total Repurchase Agreements		32,800,000

U.S. Treasury Bills – 0.05%
U.S. Treasury Bill, 0.00%, Mar. 2018 (9)	3,289,000	3,282,257

Total U.S. Treasury Bills		3,282,257

Total Short-Term Investments (Cost: $678,815,870)		678,721,077

TOTAL INVESTMENTS IN SECURITIES – 104.32% (Cost: $8,081,005,666)		8,122,249,633
LIABILITIES IN EXCESS OF OTHER ASSETS – (4.32)%		(336,339,842)

TOTAL NET ASSETS – 100.00%		$7,785,909,791

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

(1)	Security is/includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,532,037,754, which represents 19.68% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	21

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.

(3)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2017.

(4)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $286,470,694, which represents 3.68% of total net assets.

(5)	Includes securities that are non-income producing.

(6)	Partially assigned as collateral for certain delayed delivery securities.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Inflation protected security or includes inflation protected securities. The value of these securities total $111,063,093, which represents 1.43% of total net assets.

(9)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $9,547,810, which represents 0.12% of total net assets.

(10)	Includes securities in default as of December 31, 2017. The value of the securities totals $10,847,187, which represents 0.14% of total net assets.

(11)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $67,004,098, which represents 0.86% of total net assets.

(12)	Includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2017.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
408	Australian 10 Year Note Future	Goldman Sachs	Mar. 2018	$41,442,730	$41,116,394	$(326,336)
2,538	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2018	316,545,227	314,830,969	(1,714,258)
987	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2018	211,692,292	211,325,954	(366,338)
1,327	U.S. 2 Year Note Future	Citigroup Global Markets	Mar. 2018	284,644,101	284,123,142	(520,959)
1,402	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2018	163,372,476	162,862,016	(510,460)
366	U.S. Long Bond Future	Goldman Sachs	Mar. 2018	55,995,402	55,998,000	2,598
190	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2018	31,745,970	31,854,687	108,717

						$(3,327,036)

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(325)	Euro-Bobl Future	Citigroup Global Markets	Mar. 2018	$(51,483,387)	$(51,321,331)	$162,056
(164)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2018	(20,452,330)	(20,343,688)	108,642
(669)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Mar. 2018	(89,520,918)	(89,353,313)	167,605
(330)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2018	(38,431,578)	(38,334,141)	97,437

						$535,740

						$(2,791,296)

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report • December 31, 2017

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Purchase Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar, Settlement 01/19/2018	Canadian Imperial Bank of Commerce	AUD/USD	5,188,000	$3,947,669	$4,047,987	$100,318
Brazilian Real, Settlement 01/03/2018*	Deutsche Bank	BRL/USD	13,579,175	4,142,076	4,091,398	(50,678)
British Pound, Settlement 01/10/2018	Morgan Stanley	GBP/USD	1,427,000	1,913,934	1,927,440	13,506
British Pound, Settlement 01/10/2018	Deutsche Bank	GBP/USD	1,060,000	1,426,127	1,431,735	5,608
Indian Rupee, Settlement 03/13/2018*	J.P. Morgan	INR/USD	1,045,866,417	15,746,257	16,236,842	490,585
Indonesian Rupiah, Settlement 01/19/2018*	J.P. Morgan	IDR/USD	60,327,740,000	4,430,000	4,437,268	7,268
Israel Shekel, Settlement 01/19/2018	J.P. Morgan	ILS/USD	4,576,517	1,297,162	1,316,317	19,155
Japanese Yen, Settlement 01/10/2018	Morgan Stanley	JPY/USD	2,114,300,000	18,809,770	18,775,981	(33,789)
Mexican Peso, Settlement 01/19/2018	Citigroup Global Markets	MXN/USD	24,544,255	1,277,142	1,242,978	(34,164)
Mexican Peso, Settlement 01/24/2018	Morgan Stanley	MXN/USD	349,660,628	18,504,479	17,689,129	(815,350)
Turkish Lira, Settlement 01/22/2018	Deutsche Bank	TRY/USD	10,075,618	2,611,380	2,638,485	27,105
Turkish Lira, Settlement 01/22/2018	J.P. Morgan	TRY/USD	123,882,310	31,411,888	32,440,850	1,028,962

				$105,517,884	$106,276,410	$758,526

Sale Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar, Settlement 01/10/2018	J.P. Morgan	USD/AUD	(24,594,000)	$(18,606,908)	$(19,189,557)	$(582,649)
Australian Dollar, Settlement 01/10/2018	Morgan Stanley	USD/AUD	(2,057,000)	(1,578,296)	(1,604,982)	(26,686)
Australian Dollar, Settlement 01/19/2018	Citigroup Global Markets	USD/AUD	(5,188,000)	(4,071,076)	(4,047,987)	23,089
Brazilian Real, Settlement 01/03/2018*	J.P. Morgan	USD/BRL	(13,360,939)	(4,140,000)	(4,025,644)	114,356
Brazilian Real, Settlement 02/02/2018*	Morgan Stanley	USD/BRL	(15,377,972)	(4,635,914)	(4,616,554)	19,360
British Pound, Settlement 01/10/2018	J.P. Morgan	USD/GBP	(71,773,000)	(97,000,366)	(96,943,351)	57,015
Euro, Settlement 01/10/2018	Deutsche Bank	USD/EUR	(94,933,000)	(112,602,862)	(113,988,925)	(1,386,063)
Euro, Settlement 02/23/2018	Citigroup Global Markets	USD/EUR	(4,062,711)	(4,819,553)	(4,890,715)	(71,162)
Israel Shekel, Settlement 01/19/2018	HSBC	USD/ILS	(7,066,000)	(2,020,127)	(2,032,353)	(12,226)
Israel Shekel, Settlement 02/16/2018	HSBC	USD/ILS	(2,224,000)	(635,338)	(640,375)	(5,037)
Israel Shekel, Settlement 02/16/2018	Merrill Lynch	USD/ILS	(1,177,000)	(336,305)	(338,903)	(2,598)
Israel Shekel, Settlement 02/16/2018	Citigroup Global Markets	USD/ILS	(3,531,000)	(1,009,497)	(1,016,710)	(7,213)
Japanese Yen, Settlement 01/10/2018	Morgan Stanley	USD/JPY	(2,096,800,000)	(18,853,148)	(18,620,573)	232,575
Japanese Yen, Settlement 03/12/2018	Morgan Stanley	USD/JPY	(8,390,000,000)	(75,264,052)	(74,737,810)	526,242
Mexican Peso, Settlement 01/19/2018	HSBC	USD/MXN	(58,333,000)	(3,070,244)	(2,954,119)	116,125
Mexican Peso, Settlement 01/19/2018	Citigroup Global Markets	USD/MXN	(40,401,000)	(2,179,433)	(2,046,001)	133,432
Swiss Franc, Settlement 02/15/2018	J.P. Morgan	USD/CHF	(19,646,000)	(19,953,235)	(20,230,062)	(276,827)

				$(370,776,354)	$(371,924,621)	$(1,148,267)

				$(265,258,470)	$(265,648,211)	$(389,741)

*	Non-deliverable forward (See Note 4).

Over-the-Counter Total Return Swap Contracts – Purchased

Counterparty	Reference Entity	Floating Rate Received by Fund	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premium Paid	Unrealized Appreciation / (Depreciation)
J.P. Morgan	IBOXX USD Liquid Leveraged Loans Index Series 1 (1)	3-Month LIBOR Received	Quarterly	03/20/2018	$100,000	$51	$177	$(126)

					$100,000	$51	$177	$(126)

(1)	Swap is categorized as Level 3 per the Trust’s fair value hierarchy.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	23

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2017	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	5.00%	06/20/2022	1.89%	$2,750,000	$475,995	$343,660	$132,335
CDX.EM.28	1.00%	12/20/2022	1.79%	24,347,000	(212,394)	(904,316)	691,922
Navient Corporation	5.00%	12/20/2022	3.35%	8,800,000	821,071	604,323	216,748

				$35,897,000	$1,084,672	$43,667	$1,041,005

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2017	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.71%	$16,450,000	$(33,791)	$(282,415)	$248,624
Deutsche Bank	United Mexican States	1.00%	12/20/2022	0.98%	17,600,000	(48,792)	(73,089)	24,297
Goldman Sachs	Russia Emerging Markets SPMYC	1.00%	06/20/2022	1.45%	1,500,000	(12,323)	(31,032)	18,709

					$35,550,000	$(94,906)	$(386,536)	$291,630

					$71,447,000	$989,766	$(342,869)	$1,332,635

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
3.00%	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD 124,400,000	$1,913,190	$920,451	$992,739
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027	$ 94,300,000	907,973	2,299,939	(1,391,966)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027	46,000,000	442,914	750,682	(307,768)
1.50%	6 Month GBP LIBOR	Received	Semi-Annual	03/21/2028	GBP 18,700,000	(481,805)	(18,415)	(463,390)
1.00%	6 Month EUIBOR	Received	Semi-Annual	03/21/2028	EUR 16,100,000	(135,574)	(25,696)	(109,878)
7.37%	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027	MXN 40,300,000	(88,092)	(2,477)	(85,615)
7.15%	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027	25,800,000	(73,921)	(22,852)	(51,069)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024	$ 84,500,000	1,080,318	1,502,458	(422,140)
7.98%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027	MXN 1,000,000	34	—	34
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022	2,000,000	47	—	47
7.87%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022	3,400,000	—	—	—
7.99%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027	2,000,000	—	—	—
8.01%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027	2,000,000	—	—	—
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022	3,400,000	—	—	—

						$3,565,084	$5,404,090	$(1,839,006)

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2017

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 96.84%
Education – 11.69%
Connecticut State Health & Educational Facility Authority, 1.00%, Jul. 2042 (4)	$28,000,000	$27,720,280
Dallas Independent School District, 5.00%, Feb. 2036 (4)	5,485,000	6,134,369
School Board of Miami-Dade County/The, 5.00%, Feb. 2029	8,000,000	9,409,760
State Public School Building Authority, 5.00%, Dec. 2022	7,370,000	8,332,817
University of Akron/The, 5.00%, Jan. 2037	6,675,000	7,729,116
Virginia Public School Authority, 5.00%, Aug. 2021	6,000,000	6,671,160
Virginia Public School Authority, 5.00%, Aug. 2022	6,780,000	7,737,492
Connecticut State Health & Educational Facility Authority, 2.00%-5.00%, Jul. 2018-Jul. 2042 (4)(6)	1,925,000	1,910,955
Illinois Finance Authority, 5.00%, Aug. 2021-Aug. 2049 (6)	3,180,000	3,648,426
New Jersey Economic Development Authority, 5.00%, Jun. 2019 (6)	4,500,000	4,666,365
New York State Dormitory Authority, 5.00%, Oct. 2028-Oct. 2030 (6)	5,075,000	6,231,481
Other Securities (1)(4)	243,110,000	268,017,751

Total Education		358,209,972

General Obligation – 24.90%
City of New York NY, 1.85%, Aug. 2024 (4)	10,000,000	10,000,000
City of New York NY, 5.00%, Aug. 2021	6,000,000	6,675,540
City of New York NY, 5.00%, Aug. 2028	10,350,000	12,435,687
City of Philadelphia PA, 5.00%, Aug. 2028	6,000,000	7,034,040
Commonwealth of Massachusetts, 1.05%, Aug. 2043 (4)	10,515,000	10,325,309
Commonwealth of Pennsylvania, 5.00%, Mar. 2023	9,970,000	11,365,800
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	14,446,390
County of Suffolk NY, 2.25%, Sep. 2018	8,700,000	8,728,623
Dallas County Community College District, 5.00%, Feb. 2021	7,610,000	8,361,716
Dallas County Community College District, 5.00%, Feb. 2022	7,665,000	8,643,667
State of Connecticut, 5.00%, Aug. 2019	20,380,000	21,392,886
State of Connecticut, 5.00%, Sep. 2022	5,725,000	6,409,710
State of Illinois, 5.00%, Nov. 2026	8,000,000	8,770,400
State of Maryland, 5.00%, Mar. 2020	6,000,000	6,432,840
State of Maryland, 5.00%, Aug. 2025	9,000,000	10,995,750
State of Texas, 5.00%, Apr. 2027	5,000,000	6,109,200
State of Washington, 5.00%, Jul. 2031	5,000,000	5,903,000
State of Washington, 5.00%, Aug. 2033	7,550,000	9,120,098
City of New York NY, 1.73%-5.00%, Aug. 2018-Apr. 2042 (2)(4)	25,730,000	28,119,979
State of Connecticut, 5.00%, Jun. 2027-Nov. 2032	3,380,000	3,841,805
State of Illinois, 4.00%-5.50%, Jan. 2018-Jul. 2038 (6)	33,530,000	35,695,015
State of Texas, 2.00%-5.00%, Aug. 2018-Aug. 2031 (4)	11,490,000	12,056,637
State of Washington, 5.00%, Jan. 2019-Feb. 2036	16,220,000	17,777,553
Other Securities (1)(2)(4)(5)	447,881,917	492,782,540

Total General Obligation		763,424,185

General Revenue – 23.09%
Indiana Finance Authority, 5.00%, Feb. 2030	5,765,000	7,234,614
Industrial Development Board of the City of Mobile Alabama, 1.63%, Jul. 2034 (4)	11,500,000	11,455,380
Lewisburg Industrial Development Board, 1.20%, Jul. 2035 (4)	6,000,000	5,999,400
Louisiana Public Facilities Authority, 5.00%, Jun. 2021	7,695,000	8,484,507
Metropolitan Pier & Exposition Authority, 0.00%, Dec. 2030	11,000,000	6,470,420
New York State Dormitory Authority, 5.00%, Feb. 2031	5,000,000	6,054,100
New York State Dormitory Authority, 5.25%, Mar. 2033	5,000,000	6,110,250
Railsplitter Tobacco Settlement Authority, 5.00%, Jun. 2024	5,275,000	5,998,044
State of Texas, 4.00%, Aug. 2018	26,200,000	26,632,300
Tennessee Energy Acquisition Corp., 4.00%, May 2048 (4)	6,895,000	7,551,887
Texas Municipal Gas Acquisition & Supply Corp. I, 6.25%, Dec. 2026	8,685,000	10,433,117
Illinois Finance Authority, 4.00%-8.00%, May 2023-May 2047 (6)	4,985,000	5,581,975
Indiana Finance Authority, 5.00%-6.00%, Dec. 2026-Jan. 2051 (6)	9,585,000	10,543,193
Metropolitan Transportation Authority, 2.16% (SIFMA Municipal Swap Index + 0.45%), Nov. 2026 (2)(6)	2,955,000	2,951,395
New Jersey Economic Development Authority, 4.00%-5.63%, Jan. 2020-Jan. 2052 (6)	20,030,000	22,416,914
New York State Dormitory Authority, 5.00%, Mar. 2019-Mar. 2027 (6)	9,000,000	10,025,160

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	25

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

	Principal Amount	Value
General Revenue – 23.09% – (continued)
State of Illinois, 4.00%-5.00%, Jun. 2019-Jun. 2025 (6)	$9,550,000	$10,491,577
Other Securities (1)(2)(4)(5)	505,668,000	543,299,954

Total General Revenue		707,734,187

Healthcare – 14.70%
Arizona Health Facilities Authority, 1.75%, Jul. 2035 (4)	10,000,000	10,000,000
Illinois Finance Authority, 1.65%, Jul. 2032 (4)	9,015,000	9,015,000
Michigan State Hospital Finance Authority, 1.40%, Nov. 2047 (4)	7,565,000	7,562,428
Wisconsin Health & Educational Facilities Authority, 1.75%, Aug. 2034 (4)	9,000,000	9,000,000
Connecticut State Health & Educational Facility Authority, 4.00%-5.00%, Jul. 2043-Jul. 2046 (6)	2,630,000	2,786,884
Illinois Finance Authority, 1.75%-5.25%, Dec. 2022-Jul. 2057 (4)(6)	43,835,000	48,706,684
Indiana Finance Authority, 5.00%, Sep. 2019-Sep. 2036 (6)	9,550,000	11,074,882
New York State Dormitory Authority, 4.00%-5.00%, Dec. 2018-Jul. 2025 (1)(6)	7,820,000	8,962,362
Other Securities (1)(2)(4)(5)	313,577,500	343,467,184

Total Healthcare		450,575,424

Housing – 1.90%
New Jersey Economic Development Authority, 5.00%, Jun. 2026 (6)	900,000	1,061,478
Other Securities (1)(4)	57,080,000	57,320,127

Total Housing		58,381,605

Transportation – 13.12%
Chicago Transit Authority, 5.00%, Jun. 2026	8,435,000	9,948,407
Illinois State Toll Highway Authority, 5.00%, Jan. 2041	7,000,000	8,116,850
Metropolitan Transportation Authority, 4.00%, Feb. 2019	15,700,000	16,101,606
Metropolitan Transportation Authority, 5.00%, Nov. 2031	5,000,000	6,104,500
New York State Thruway Authority, 5.00%, May 2019	25,325,000	26,413,722
Virginia Small Business Financing Authority, 5.00%, Jan. 2040	5,705,000	6,135,956
Indiana Finance Authority, 5.00%, Dec. 2024 (6)	3,000,000	3,599,610
Metropolitan Transportation Authority, 1.54%-5.00%, Nov. 2019-Nov. 2033 (2)(6)	12,260,000	12,704,161
New Jersey Economic Development Authority, 5.00%, Oct. 2022-Oct. 2047 (6)	2,930,000	3,187,440
Other Securities (2)(4)	276,165,000	309,945,699

Total Transportation		402,257,951

Utilities – 7.44%
City of Houston TX Combined Utility System Revenue, 1.65%, May 2034 (4)	10,000,000	10,000,000
County of Pima AZ Sewer System Revenue, 5.00%, Jul. 2022	10,000,000	11,384,900
Michigan Finance Authority, 5.00%, Oct. 2025	5,000,000	6,091,100
New York City Water & Sewer System, 5.00%, Jun. 2031	6,075,000	7,201,184
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2031 (6)	4,070,000	4,853,538
Other Securities (4)	169,425,000	188,651,081

Total Utilities		228,181,803

Total Municipal Bonds (Cost: $2,938,956,470)		2,968,765,127

	Shares	Value
SHORT-TERM INVESTMENTS – 1.34%
Money Market Funds – 1.34%
Fidelity Institutional Money Market Government Funds – Class I , 1.14% (3)	20,754,180	$20,754,180
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 1.13% (3)	20,185,978	20,185,978

Total Short-Term Investments (Cost: $40,940,158)		40,940,158

TOTAL INVESTMENTS IN SECURITIES – 98.18% (Cost: $2,979,896,628)		3,009,705,285
OTHER ASSETS IN EXCESS OF LIABILITIES – 1.82%		55,854,491

TOTAL NET ASSETS – 100.00%		$3,065,559,776

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2017

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(1)	Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $56,283,306, which represents 1.84% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2017.

(5)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $13,758,095, which represents 0.45% of total net assets.

(6)	Issuer includes securities in multiple sectors. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

State/U.S. Territory	Percentage of Net Assets
Alabama	0.83%
Alaska	0.14
Arizona	2.15
Arkansas	0.04
California	3.61
Colorado	1.44
Connecticut	3.15
Delaware	0.15
District of Columbia	0.92
Florida	6.12
Georgia	1.70
Guam	0.05
Hawaii	0.32
Idaho	0.27
Illinois	10.21
Indiana	1.88
Iowa	0.30
Kansas	0.10
Kentucky	1.16
Louisiana	1.40
Maine	0.20
Maryland	4.06
Massachusetts	2.02
Michigan	3.38
Minnesota	0.90
Mississippi	0.52
Missouri	0.75
Montana	0.04
Nebraska	0.18
Nevada	0.74

State/U.S. Territory	Percentage of Net Assets
New Hampshire	0.33%
New Jersey	3.67
New Mexico	0.27
New York	10.87
North Carolina	2.29
Ohio	1.75
Oklahoma	0.94
Oregon	0.49
Pennsylvania	6.07
Puerto Rico	0.12
Rhode Island	0.28
South Carolina	0.78
South Dakota	0.17
Tennessee	1.43
Texas	11.02
U.S. Virgin Islands	0.10
Utah	0.19
Vermont	0.10
Virginia	3.51
Washington	2.29
West Virginia	0.33
Wisconsin	1.11

Total Municipal Bonds	96.84

SHORT-TERM INVESTMENTS	1.34

TOTAL INVESTMENTS IN SECURITIES	98.18
OTHER ASSETS IN EXCESS OF LIABILITIES	1.82

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	27

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.42%
Consumer Discretionary – 19.50%
Amazon.com, Inc. (1)	112,994	$132,143,093
Chipotle Mexican Grill, Inc. (1)	188,654	54,526,666
Lowes Companies, Inc.	934,179	86,822,596
McDonald’s Corp.	374,673	64,488,717
Netflix, Inc. (1)	215,291	41,327,260
Nike, Inc.	1,188,288	74,327,414
Starbucks Corp.	1,453,816	83,492,653
The Priceline Group, Inc. (1)	36,577	63,561,316
TJX Companies, Inc.	752,702	57,551,595
Ulta Beauty, Inc. (1)	248,314	55,537,909
Walt Disney Co.	371,928	39,985,979
Yum! Brands, Inc.	673,064	54,928,753
Other Securities (1)	1,451,275	213,870,257

Total Consumer Discretionary		1,022,564,208

Consumer Staples – 5.51%
Coca Cola Co.	1,635,018	75,014,626
Mondelez International, Inc.	1,260,810	53,962,668
Procter & Gamble Co.	433,781	39,855,798
Other Securities (1)(4)	1,366,560	119,954,801

Total Consumer Staples		288,787,893

Energy – 5.78%
ConocoPhillips	782,850	42,970,637
Core Laboratories NV	353,316	38,705,768
Exxon Mobil Corp.	821,110	68,677,640
Schlumberger Ltd.	1,339,870	90,293,839
Other Securities (1)	575,887	62,693,022

Total Energy		303,340,906

Financials – 6.72%
Citigroup, Inc.	977,205	72,713,824
Intercontinental Exchange, Inc.	627,898	44,304,483
Morgan Stanley	1,207,060	63,334,438
SunTrust Banks, Inc.	637,800	41,195,502
Other Securities (1)	1,738,777	131,182,693

Total Financials		352,730,940

Healthcare – 12.46%
Cerner Corp. (1)	670,189	45,164,037
Johnson & Johnson	362,762	50,685,107
Novo Nordisk A/S – ADR	1,199,489	64,376,575
Pfizer, Inc.	1,554,645	56,309,242
Regeneron Pharmaceuticals, Inc. (1)	169,901	63,875,980
UnitedHealth Group, Inc.	450,769	99,376,534
Other Securities (1)	2,631,936	273,810,449

Total Healthcare		653,597,924

Industrials – 7.52%
Honeywell International, Inc.	253,132	38,820,324
J.B. Hunt Transportation Services, Inc.	503,238	57,862,305
United Technologies Corp.	349,565	44,594,007
Other Securities (1)	2,858,614	253,102,376

Total Industrials		394,379,012

Information Technology – 34.49%
Alibaba Group Holding Ltd. – ADR (1)	271,137	46,752,153
Alliance Data Systems Corp.	235,371	59,661,841
Alphabet, Inc. – Class A (1)	114,401	120,510,013

	Shares	Value
Alphabet, Inc. – Class C (1)	96,989	$101,489,290
Apple, Inc.	961,646	162,739,353
Autodesk, Inc. (1)	608,371	63,775,532
Automatic Data Processing, Inc.	407,585	47,764,886
Facebook, Inc. (1)	909,186	160,434,962
FleetCor Technologies, Inc. (1)	388,769	74,810,819
Microsoft Corp.	1,617,819	138,388,237
Red Hat, Inc. (1)	660,341	79,306,954
Salesforce.com, Inc. (1)	1,042,507	106,575,491
SAP SE – ADR	476,613	53,552,237
Tencent Holdings Ltd. – ADR	770,987	40,029,645
Visa, Inc.	1,226,844	139,884,753
Other Securities (1)	5,858,083	413,391,776

Total Information Technology		1,809,067,942

Materials – 1.92%
Ecolab, Inc.	548,820	73,640,668
Other Securities (1)	300,745	26,966,550

Total Materials		100,607,218

Real Estate – 1.30%
Equinix, Inc.	124,235	56,305,787
Other Securities (1)	109,827	11,662,329

Total Real Estate		67,968,116

Telecommunication Services – 1.22%
AT&T, Inc.	1,520,875	59,131,620
Other Securities (1)	97,681	5,126,909

Total Telecommunication Services		64,258,529

Utilities – 0.00% (2)
Various Securities	2,462	70,118

Total Utilities		70,118

Total Common Stocks (Cost: $4,242,536,543)		$5,057,372,806

RIGHTS – 0.00% (2)
Consumer Staples – 0.00% (2)
Herbalife Ltd., expires 8/21/2019, CVR (1)(4)	93,853	$—

Total Rights (Cost: $0)		$—

SHORT-TERM INVESTMENTS – 3.42%
Money Market Funds – 3.42%
Goldman Sachs Financial Square Government Fund – Class I, 1.19% (3)	89,495,210	89,495,210
JPMorgan U.S. Government Money Market Fund – Class I, 1.17% (3)	89,666,960	89,666,960

Total Short-Term Investments (Cost: $179,162,170)		179,162,170

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $4,421,698,713)		5,236,534,976

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		8,379,173

TOTAL NET ASSETS – 100.00%		$5,244,914,149

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2017

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

CVR	Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Includes a security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	29

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.15%
Consumer Discretionary – 11.83%
Michelin	344,772	$49,321,311
Nike, Inc.	1,140,992	71,369,050
TJX Companies, Inc.	607,661	46,461,760
Other Securities (1)	12,625,496	566,606,923

Total Consumer Discretionary		733,759,044

Consumer Staples – 7.43%
Coca Cola Co.	1,052,358	48,282,185
Colgate Palmolive Co.	658,982	49,720,192
Costco Wholesale Corp.	268,607	49,993,135
CVS Health Corp.	590,418	42,805,305
Diageo Plc – ADR	321,331	46,923,966
PepsiCo, Inc.	399,505	47,908,640
Other Securities (1)	2,588,597	175,194,670

Total Consumer Staples		460,828,093

Energy – 9.82%
Chevron Corp.	339,479	42,499,376
Devon Energy Corp.	1,547,711	64,075,235
Exxon Mobil Corp.	645,398	53,981,089
Hess Corp.	1,657,959	78,703,314
Occidental Petroleum Corp.	1,102,786	81,231,217
Schlumberger Ltd.	720,066	48,525,248
Other Securities (1)	8,008,046	240,079,306

Total Energy		609,094,785

Financials – 20.55%
American Express Co.	810,767	80,517,271
Bank of America Corp.	2,175,119	64,209,513
Berkshire Hathaway, Inc. (1)	585,082	115,974,954
Chubb Ltd.	641,215	93,700,748
Citigroup, Inc.	1,619,786	120,528,276
JPMorgan Chase & Co.	581,769	62,214,377
PNC Financial Services Group, Inc.	564,121	81,397,019
Wells Fargo & Co.	1,348,882	81,836,671
Other Securities (1)	15,561,551	573,952,338

Total Financials		1,274,331,167

Healthcare – 12.68%
Anthem, Inc.	195,410	43,969,204
Cardinal Health, Inc.	1,325,041	81,185,262
Express Scripts Holding Co. (1)	949,505	70,871,053
Johnson & Johnson	502,566	70,218,522
Medtronic Plc	1,301,469	105,093,622
Merck & Co., Inc.	1,256,185	70,685,530
UnitedHealth Group, Inc.	369,117	81,375,534
Other Securities (1)	3,746,847	262,804,059

Total Healthcare		786,202,786

Industrials – 11.87%
Air Lease Corp.	1,549,970	74,538,057
Canadian National Railway Co.	624,878	51,552,435
General Dynamics Corp.	248,847	50,627,922
Honeywell International, Inc.	284,673	43,657,451
Lockheed Martin Corp.	144,903	46,521,108
Union Pacific Corp.	392,600	52,647,660
United Parcel Service, Inc.	427,259	50,907,910
United Technologies Corp.	532,355	67,912,527
Other Securities (1)	5,129,689	297,944,497

Total Industrials		736,309,567

	Shares	Value
Information Technology – 11.89%
Accenture Plc	334,247	$51,169,873
Alphabet, Inc. – Class C (1)	56,023	58,622,467
Apple, Inc.	328,880	55,656,362
Cisco Systems, Inc.	1,146,133	43,896,894
Microsoft Corp.	1,149,027	98,287,770
Oracle Corp.	1,330,085	62,886,419
Samsung Electronic Co. Ltd.	20,246	48,102,700
Visa, Inc.	413,037	47,094,479
Other Securities (1)	5,895,282	271,587,950

Total Information Technology		737,304,914

Materials – 6.38%
Agrium, Inc.	462,330	53,167,950
Celanese Corp.	547,398	58,615,378
DowDuPont, Inc.	941,941	67,085,038
Lyondellbasell Industries NV	877,895	96,849,376
Other Securities (1)	994,772	120,022,132

Total Materials		395,739,874

Real Estate – 2.29%
Various Securities (1)	1,431,472	141,724,302

Total Real Estate		141,724,302

Telecommunication Services – 0.82%
Various Securities (1)	1,108,516	51,160,031

Total Telecommunication Services		51,160,031

Utilities – 0.59%
Various Securities (1)	671,610	36,310,098

Total Utilities		36,310,098

Total Common Stocks (Cost: $5,091,783,225)		5,962,764,661

SHORT-TERM INVESTMENTS – 3.72%
Money Market Funds – 3.72%
Goldman Sachs Financial Square Government Fund – Class I, 1.19% (2)	115,263,705	115,263,705
JPMorgan U.S. Government Money Market Fund – Class I, 1.17% (2)	115,407,329	115,407,329

Total Short-Term Investments (Cost: $230,671,034)		230,671,034

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $5,322,454,259)		$6,193,435,695
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.13%		7,999,481

TOTAL NET ASSETS – 100.00%		$6,201,435,176

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2017

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	31

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.49%
Consumer Discretionary – 11.92%
Advance Auto Parts, Inc.	229,128	$22,841,770
Buffalo Wild Wings, Inc. (1)	117,076	18,304,833
John Wiley & Sons, Inc.	368,378	24,220,854
Live Nation Entertainment, Inc. (1)	489,411	20,834,226
Marriott International, Inc.	188,902	25,639,668
Ross Stores, Inc.	390,218	31,314,995
Other Securities (1)	4,310,470	217,870,113

Total Consumer Discretionary		361,026,459

Consumer Staples – 6.84%
Blue Buffalo Pet Products, Inc. (1)	871,293	28,569,697
Casey’s General Stores, Inc.	172,823	19,345,807
Flowers Foods, Inc.	1,035,000	19,985,850
Hormel Foods Corp.	637,000	23,180,430
Molson Coors Brewing Co.	233,000	19,122,310
Snyder’s-Lance, Inc.	393,000	19,681,440
Other Securities (1)	1,100,533	77,251,418

Total Consumer Staples		207,136,952

Energy – 1.79%
Core Laboratories NV	175,041	19,175,742
Other Securities (1)	1,659,521	34,951,355

Total Energy		54,127,097

Financials – 9.55%
Affiliated Managers Group, Inc.	124,780	25,611,095
Arthur J. Gallagher & Co.	302,896	19,167,259
Northern Trust Corp.	228,000	22,774,920
The Progressive Corp.	325,442	18,328,893
Other Securities (1)	3,347,712	203,394,274

Total Financials		289,276,441

Healthcare – 18.44%
AmerisourceBergen Corp.	190,904	17,528,805
BioMarin Pharmaceutical, Inc. (1)	208,020	18,549,143
Catalent, Inc. (1)	503,754	20,694,214
Dentsply Sirona, Inc.	564,800	37,180,784
Integra LifeSciences Holdings Corp. (1)	531,411	25,433,330
Laboratory Corp. of America Holdings (1)	133,000	21,214,830
Mettler-Toledo International, Inc. (1)	40,921	25,351,378
NuVasive, Inc. (1)	370,273	21,657,268
Waters Corp. (1)	96,675	18,676,643
Other Securities (1)	6,460,319	352,161,464

Total Healthcare		558,447,859

Industrials – 14.98%
A.O. Smith Corp.	348,625	21,363,740
AMETEK, Inc.	266,816	19,336,156
IDEX Corp.	299,339	39,503,768
Nordson Corp.	170,776	25,001,606
Rockwell Automation, Inc.	133,961	26,303,242
United Rentals, Inc. (1)	123,726	21,269,737
Verisk Analytics, Inc. (1)	221,052	21,220,992
WABCO Holdings, Inc. (1)	141,835	20,353,323
Wabtec Corp.	256,341	20,873,848
Other Securities (1)	4,345,260	238,424,441

Total Industrials		453,650,853

	Shares	Value
Information Technology – 24.34%
Aspen Technology, Inc. (1)	437,649	$28,972,364
Atlassian Corporation Plc (1)	422,176	19,217,452
Fortinet, Inc. (1)	878,687	38,389,835
GrubHub, Inc. (1)	376,149	27,007,498
IPG Photonics Corp. (1)	98,986	21,195,872
MercadoLibre, Inc.	99,322	31,252,661
Palo Alto Networks, Inc. (1)	212,932	30,862,364
Red Hat, Inc. (1)	238,365	28,627,637
Splunk, Inc. (1)	560,218	46,408,459
Workday, Inc. (1)	377,206	38,376,938
Other Securities (1)	7,142,564	426,675,892

Total Information Technology		736,986,972

Materials – 4.60%
AptarGroup, Inc.	330,186	28,488,448
Berry Global Group, Inc. (1)	497,579	29,192,960
Martin Marietta Materials, Inc.	112,745	24,921,155
Other Securities (1)	1,198,213	56,658,984

Total Materials		139,261,547

Real Estate – 2.71%
Jones Lang LaSalle, Inc.	136,854	20,381,666
SBA Communications Corp. (1)	187,315	30,599,778
Other Securities (1)	755,416	31,161,870

Total Real Estate		82,143,314

Telecommunication Services – 0.24%
Various Securities (1)	508,426	7,106,244

Total Telecommunication Services		7,106,244

Utilities – 0.08%
Various Securities (1)	81,246	2,338,359

Total Utilities		2,338,359

Total Common Stocks (Cost: $2,356,353,157)		2,891,502,097

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Dyax Corp., expires 12/31/2019 (1)(4)	15,849	57,056

Total Rights (Cost: $35,670)		57,056

SHORT-TERM INVESTMENTS – 3.96%
Money Market Funds – 3.96%
Goldman Sachs Financial Square Government Fund – Class I, 1.19% (3)	59,884,583	59,884,583
JPMorgan U.S. Government Money Market Fund – Class I, 1.17% (3)	59,889,953	59,889,953
Total Short-Term Investments (Cost: $119,774,536)		119,774,536

TOTAL INVESTMENTS IN SECURITIES – 99.45% (Cost: $2,476,163,363)		3,011,333,689
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.55%		16,805,155

TOTAL NET ASSETS – 100.00%		$3,028,138,844

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2017

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $57,056 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	33

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.91%
Consumer Discretionary – 10.68%
Adient Plc	242,929	$19,118,512
Brunswick Corp.	356,895	19,707,742
Extended Stay America, Inc.	847,532	16,103,108
Jack in the Box, Inc.	164,934	16,181,675
Mohawk Industries, Inc. (1)	72,541	20,014,062
Nexstar Media Group, Inc.	201,875	15,786,625
Other Securities (1)	8,406,883	297,978,203

Total Consumer Discretionary		404,889,927

Consumer Staples – 2.52%
Casey’s General Stores, Inc.	192,676	21,568,151
Other Securities (1)	2,160,703	73,965,381

Total Consumer Staples		95,533,532

Energy – 6.93%
Andeavor	176,170	20,143,278
Continental Resources, Inc. (1)	316,458	16,762,780
Energen Corp. (1)	330,867	19,048,013
Marathon Petroleum Corp.	240,191	15,847,802
RSP Permian, Inc. (1)	398,541	16,212,648
WPX Energy, Inc. (1)	1,394,718	19,623,682
Other Securities (1)	7,166,648	154,893,165

Total Energy		262,531,368

Financials – 24.42%
Alleghany Corp. (1)	26,351	15,707,568
Allstate Corp.	150,042	15,710,898
Ares Capital Corp.	1,100,200	17,295,144
BancorpSouth Bank	500,337	15,735,599
Bank of NT Butterfield & Son Ltd.	496,175	18,006,191
Discover Financial Services	329,124	25,316,218
East West Bancorp, Inc.	287,640	17,497,141
FCB Financial Holdings, Inc. (1)	314,989	16,001,441
Fifth Third Bancorp	622,879	18,898,149
First American Financial Corp.	312,554	17,515,526
Huntington Bancshares, Inc.	1,750,985	25,494,342
Navigators Group, Inc.	385,862	18,791,479
New Residential Investment Corp.	1,102,035	19,704,386
Raymond James Financial, Inc.	206,289	18,421,608
Regions Financial Corp.	973,055	16,814,390
Reinsurance Group of America, Inc.	225,029	35,088,772
SunTrust Banks, Inc.	361,063	23,321,059
Synchrony Financial	612,370	23,643,606
Other Securities (1)(3)	16,008,698	566,879,975

Total Financials		925,843,492

Healthcare – 4.97%
Analogic Corp.	249,119	20,863,716
Other Securities (1)	3,733,050	167,659,425

Total Healthcare		188,523,141

Industrials – 16.45%
Allison Transmission Holdings, Inc.	382,820	16,488,057
Armstrong World Industries, Inc. (1)	305,610	18,504,686
EnPro Industries, Inc.	169,180	15,820,022
ManpowerGroup, Inc.	163,204	20,581,656
Masonite International Corp. (1)	399,665	29,635,160
Snap-on, Inc.	91,701	15,983,484
Other Securities (1)	10,385,374	506,670,075

Total Industrials		623,683,140

	Shares	Value
Information Technology – 13.10%
Arrow Electronics, Inc. (1)	205,817	$16,549,745
Avnet, Inc.	403,428	15,983,817
DXC Technology Co.	170,700	16,199,430
Fidelity National Information Services, Inc.	355,913	33,487,854
TE Connectivity Ltd.	175,760	16,704,230
Other Securities (1)(4)	9,807,949	397,708,122

Total Information Technology		496,633,198

Materials – 6.16%
Crown Holdings, Inc. (1)	408,179	22,960,069
Reliance Steel & Aluminum Co.	187,791	16,110,590
Steel Dynamics, Inc.	413,436	17,831,495
Other Securities (1)	5,722,267	176,489,125

Total Materials		233,391,279

Real Estate – 7.28%
Boston Properties, Inc.	139,226	18,103,557
Equity Commonwealth (1)	613,493	18,717,671
The Howard Hughes Corp. (1)	131,948	17,320,814
Other Securities (1)	8,802,712	221,979,492

Total Real Estate		276,121,534

Telecommunication Services – 0.24%
Various Securities (1)	357,296	9,098,986

Total Telecommunication Services		9,098,986

Utilities – 4.16%
Atlantica Yield Plc	780,400	16,552,284
Other Securities (1)	2,931,806	141,060,920

Total Utilities		157,613,204

Total Common Stocks (Cost: $3,095,050,252)		3,673,862,801

SHORT-TERM INVESTMENTS – 2.86%
Money Market Funds – 2.86%
Goldman Sachs Financial Square Government Fund – Class I, 1.19% (2)	54,061,236	54,061,236
JPMorgan U.S. Government Money Market Fund – Class I, 1.17% (2)	54,242,049	54,242,049

Total Short-Term Investments (Cost: $108,303,285)		108,303,285

TOTAL INVESTMENTS IN SECURITIES – 99.77% (Cost: $3,203,353,537)		3,782,166,086

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.23%		8,819,317

TOTAL NET ASSETS – 100.00%		$3,790,985,403

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2017

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Includes a security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

(4)	Includes a security that is restricted at December 31, 2017. The value of the restricted security totals $152,538, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	35

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.40%
Consumer Discretionary – 14.52%
Adidas AG	210,373	$42,072,325
Galaxy Entertainment Group Ltd.	6,356,000	50,744,985
Honda Motor Co. Ltd.	1,615,800	55,143,216
Industria de Diseno Textil SA	1,152,185	40,063,411
Naspers Ltd.	150,001	41,558,278
Panasonic Corp.	3,551,965	51,837,081
Other Securities (1)(2)	28,069,009	690,745,971

Total Consumer Discretionary		972,165,267

Consumer Staples – 11.37%
Japan Tobacco, Inc.	1,642,700	52,900,061
Nestle SA	955,372	82,139,315
Raia Drogasil SA	1,417,674	39,218,737
Reckitt Benckiser Group Plc	404,317	37,720,059
Tesco Plc	34,652,270	98,035,523
Other Securities (1)(2)	61,556,396	450,997,142

Total Consumer Staples		761,010,837

Energy – 5.96%
BP Plc	12,513,037	87,782,352
Eni SpA	2,863,135	47,378,869
Royal Dutch Shell Plc	505,683	16,881,263
Royal Dutch Shell Plc – Class A	1,724,044	57,458,413
Royal Dutch Shell Plc – Class B	1,048,864	35,319,407
TOTAL SA	980,185	54,105,992
Other Securities (1)	6,634,516	100,005,810

Total Energy		398,932,106

Financials – 18.13%
AIA Group Ltd.	6,743,800	57,360,386
Bank Negara Indonesia Persero Tbk PT	54,888,200	40,042,604
Chubb Ltd.	266,453	38,936,777
Commerzbank AG (1)	2,681,268	39,997,117
DBS Group Holdings Ltd.	2,011,200	37,199,722
HSBC Holdings Plc	3,975,768	41,061,933
Royal Bank of Scotland Group Plc (1)	12,570,294	47,135,853
Sumitomo Mitsui Financial Group, Inc.	1,362,800	58,742,832
Sumitomo Mitsui Trust Holdings, Inc.	1,124,700	44,499,890
United Overseas Bank Ltd.	2,992,725	58,995,640
Other Securities (1)(2)	91,684,200	750,069,272

Total Financials		1,214,042,026

Healthcare – 11.23%
AstraZeneca Plc	609,164	42,035,640
CSL Ltd.	414,300	45,528,980
Novartis AG	971,258	81,733,797
Novartis AG – Sponsored ADR	295,685	24,825,713
Roche Holding AG	252,124	63,750,908
Sanofi SA	954,066	82,137,192
Shanghai Fosun Pharmaceutical Group Ltd.	6,086,000	39,027,451
Takeda Pharmaceutical Co. Ltd.	678,900	38,437,744
Other Securities (1)(2)	7,182,432	334,552,296

Total Healthcare		752,029,721

	Shares	Value
Industrials – 12.46%
ABB Ltd.	1,459,231	$39,084,547
Atlas Copco AB – Class A	1,406,851	60,714,171
Canadian Pacific Railway Ltd.	209,226	38,238,144
CK Hutchison Holdings Ltd.	5,035,500	63,096,333
East Japan Railway Co.	465,400	45,384,988
Mitsubishi Corp.	1,671,000	46,075,779
Other Securities (1)(2)	24,359,223	541,482,461

Total Industrials		834,076,423

Information Technology – 11.88%
Accenture Plc	262,019	40,112,489
Alibaba Group Holding Ltd. – ADR – (1)	218,643	37,700,612
Baidu, Inc. – ADR (1)	275,256	64,467,708
Keyence Corp.	76,354	42,653,738
Lenovo Group Ltd.	77,434,000	43,604,068
Omron Corp.	748,300	44,508,104
Taiwan Semiconductor Manufacturing Co Ltd.	2,938,000	22,496,486
Taiwan Semiconductor Manufacturing Co Ltd. – ADR	1,988,164	78,830,703
Tencent Holdings Ltd.	884,486	45,779,186
Other Securities (1)(2)	26,110,752	375,373,492

Total Information Technology		795,526,586

Materials – 3.70%
Bayer AG	301,292	37,439,408
Novozymes A/S	896,014	51,151,054
Other Securities (1)(2)	8,802,545	159,396,603

Total Materials		247,987,065

Real Estate – 0.69%
Various Securities (1)	4,757,132	46,070,549

Total Real Estate		46,070,549

Telecommunication Services – 3.70%
Telefonica SA	6,224,238	60,609,899
Other Securities (1)	32,884,110	186,884,114

Total Telecommunication Services		247,494,013

Utilities – 1.76%
Enel SpA	7,473,333	45,955,430
Other Securities (1)(2)	7,996,894	72,241,795

Total Utilities		118,197,225

Total Common Stocks (Cost: $5,508,529,471)		6,387,531,818

PREFERRED STOCKS – 0.28%
Consumer Discretionary – 0.27%
Volkswagen AG	91,410	18,156,997
Bayer Motoren Werke AG	1,217	108,598
Porsche Automobil Holding SE	3,239	270,684
Schaeffler AG	5,109	90,145

Total Consumer Discretionary		18,626,424

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	3,889	513,562

Materials – 0.00% (3)
Fuchs Petrolub SE	1,423	75,349

Total Preferred Stocks (Cost: $13,883,236)		$19,215,335

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2017

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2017 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 4.05%
Money Market Funds – 4.05%
Goldman Sachs Financial Square Government Fund – Class I, 1.19% (4)	135,960,245	$135,960,245
JPMorgan U.S. Government Money Market Fund – Class I, 1.17% (4)	135,043,536	135,043,536

Total Short-Term Investments (Cost: $271,003,781)		271,003,781

TOTAL INVESTMENTS IN SECURITIES – 99.73% (Cost: $5,793,416,488)		6,677,750,934
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.27%		17,852,554

TOTAL NET ASSETS – 100.00%		$6,695,603,488

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $74,314,246, which represents 1.11% of total net assets.

(3)	Amount less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

COUNTRY	% of Net Assets
Australia	2.50%
Austria	0.01
Belgium	0.86
Bermuda	0.08
Brazil	0.77
Canada	1.86
Chile	0.17
China	4.23
Denmark	2.36
Finland	0.70
France	7.04
Germany	6.08
Hong Kong	4.00
India	1.16
Indonesia	0.60
Ireland	2.15
Israel	0.02
Italy	2.17
Japan	17.41
Jersey (1)	0.00
Luxembourg	0.02
Macau	0.01
Malaysia	0.18
Mexico	0.72

COUNTRY	% of Net Assets
Netherlands	4.23%
New Zealand	0.01
Norway	0.54
Philippines	0.09
Portugal	0.32
Republic of Korea	0.94
Russia	0.57
Singapore	1.89
South Africa	0.92
Spain	3.70
Sweden	2.28
Switzerland	7.19
Taiwan	1.94
Thailand	0.55
United Kingdom	13.92
United States	1.49

Total Country	95.68

SHORT-TERM INVESTMENTS	4.05

TOTAL INVESTMENTS IN SECURITIES	99.73
OTHER ASSETS IN EXCESS OF LIABILITIES	0.27

TOTAL NET ASSETS	100.00%

(1)	Amount less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	37

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$15,437,605,137	$8,122,249,633	$3,009,705,285	$5,236,534,976
Foreign currency, at value (2)	—	2,791,804	—	—
Cash	1,230,926	—	—	—
Receivable for foreign currency transactions	—	2,184	—	247,772
Receivable for investments sold	364,513,722	7,188,131	—	1,229,548
Receivable for fund shares sold	41,662,007	50,384,703	34,390,618	22,668,447
Receivable for forward foreign currency exchange contracts	—	1,101,027	—	—
Dividend and interest receivable	75,434,303	43,050,480	34,011,754	2,948,900
Tax reclaim receivable	—	81,384	—	306,140
Deposits at broker for futures contracts	—	831,916	—	—
Variation margin on futures contracts	264,365	838,589	—	—
Deposits at broker for centrally-cleared swap contracts	—	2,752,413	—	—
Total return swap contract, at value	—	51	—	—
Prepaid expenses and other assets	158,647	196,834	77,589	122,208
Total Assets	15,920,869,107	8,231,469,149	3,078,185,246	5,264,057,991

Liabilities
TBA sale commitments, at value (3)	6,164,400	—	—	—
Over-the-counter swap contracts, at value	—	94,906	—	—
Variation margin on centrally cleared swap contracts	—	373,930	—	—
Payable to broker for over-the-counter derivatives	—	1,550,000	—	—
Payable to broker for forward contracts	—	480,000	—	—
Payable for investments purchased	1,148,149,289	435,668,893	8,240,791	12,810,416
Payable for fund shares redeemed	10,117,769	4,552,943	3,493,016	4,917,811
Payable for foreign currency transactions	—	—	—	648
Payable for forward foreign currency exchange transactions	—	1,490,768	—	—
Payable to Custodian	—	—	298,238	247,772
Foreign withholding tax payable	—	61,012	—	—
Payable to Adviser	1,405,045	901,461	399,065	913,653
Payable to Trustees	66,779	33,520	13,858	19,743
Accrued expenses and other liabilities	688,001	351,925	180,502	233,799
Total Liabilities	1,166,591,283	445,559,358	12,625,470	19,143,842
Net Assets	$14,754,277,824	$7,785,909,791	$3,065,559,776	$5,244,914,149

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$14,594,880,608	$7,794,402,608	$3,042,144,663	$4,314,170,885
Undistributed (distributions in excess of) net investment income	(16,958,311)	(5,572,808)	(304,174)	716,271
Accumulated net realized gain/(loss)	(12,336,199)	(40,431,415)	(6,089,370)	115,188,134
Unrealized net appreciation/(depreciation) on:
Investments	189,700,084	41,243,967	29,808,657	814,836,263
Foreign currency translation	—	(45,027)	—	2,596
TBA sales commitments	(12,525)	—	—	—
Futures contracts	(995,833)	(2,791,296)	—	—
Forward foreign currency exchange contracts	—	(389,741)	—	—
Swap contracts	—	(506,497)	—	—
Net Assets	$14,754,277,824	$7,785,909,791	$3,065,559,776	$5,244,914,149
Net Assets	$14,754,277,824	$7,785,909,791	$3,065,559,776	$5,244,914,149
Shares Outstanding	1,450,450,146	771,582,590	300,594,985	412,206,507
Net Asset Value	$10.17	$10.09	$10.20	$12.72

(1) Cost of investments	$15,247,905,053	$8,081,005,666	$2,979,896,628	$4,421,698,713
(2) Cost of foreign currency	—	2,819,358	—	—
(3) Proceeds from TBA sale commitments	6,151,875	—	—	—

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2017

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2017 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$6,193,435,695	$3,011,333,689	$3,782,166,086	$6,677,750,934
Foreign currency, at value (2)	—	—	—	13,147,685
Cash	146,415	—	—	1,590,060
Receivable for investments sold	1,368,497	2,409,124	779,722	2,482,915
Receivable for fund shares sold	24,522,112	10,358,750	11,107,618	34,696,897
Dividend and interest receivable	8,190,715	12,643,286	10,301,936	6,998,575
Tax reclaim receivable	707,414	—	7,458	6,574,041
Prepaid expenses and other assets	127,553	70,674	89,114	175,794
Total Assets	6,228,498,401	3,036,815,523	3,804,451,934	6,743,416,901

Liabilities
Payable for investments purchased	17,453,215	4,199,506	7,416,323	38,533,777
Payable for fund shares redeemed	7,998,802	3,319,337	4,413,248	6,122,475
Payable to Custodian	—	14,995	73,291	—
Payable for foreign currency transactions	—	—	—	345,799
Foreign withholding tax payable	75,129	—	1,156	494,094
Payable to Adviser	1,248,768	946,278	1,311,800	1,837,995
Payable to Trustees	22,646	10,802	15,485	24,133
Accrued expenses and other liabilities	264,665	185,761	235,228	455,140
Total Liabilities	27,063,225	8,676,679	13,466,531	47,813,413
Net Assets	$6,201,435,176	$3,028,138,844	$3,790,985,403	$6,695,603,488

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$5,345,108,537	$2,473,267,529	$3,223,540,135	$5,822,751,620
Undistributed (distributions in excess of) net investment income	(146,892)	(358,946)	(807,102)	(5,672,862)
Accumulated net realized gain/(loss)	(14,530,532)	20,059,935	(10,560,179)	(6,163,718)
Unrealized net appreciation/(depreciation) on:
Investments	870,981,436	535,170,326	578,812,549	884,334,446
Foreign currency translation	22,627	—	—	354,002
Net Assets	$6,201,435,176	$3,028,138,844	$3,790,985,403	$6,695,603,488

Net Assets	$6,201,435,176	$3,028,138,844	$3,790,985,403	$6,695,603,488
Shares Outstanding	507,352,691	241,688,169	316,182,624	563,048,653
Net Asset Value	$12.22	$12.53	$11.99	$11.89

(1) Cost of investments	$5,322,454,259	$2,476,163,363	$3,203,353,537	$5,793,416,488
(2) Cost of foreign currency	—	—	—	13,102,472

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	39

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2017 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$63,517	$43,751	$—	$27,519,424
Less: Foreign taxes withheld and issuance fees	—	—	—	(127,455)
Interest	192,085,042	104,191,879	30,548,240	939,316
Less: Foreign taxes withheld	—	(63,194)	—	—
Other income	1,028,464	182,247	—	—
Total investment income	193,177,023	104,354,683	30,548,240	28,331,285

Expenses
Investment advisory fee	22,826,396	12,834,712	5,069,739	10,431,232
Professional fees	134,660	84,212	49,594	46,978
Administration fee	592,464	279,866	136,830	217,124
Fund accounting fees	590,788	197,192	81,194	11,404
Transfer agent fees and expenses	18,412	12,610	9,478	10,766
Trustee fees and expenses	160,238	76,646	31,222	49,624
Printing and mailing expense	82,934	61,882	16,120	36,580
Custody fees	184,884	94,450	18,552	54,014
Insurance expense	30,876	14,680	5,974	8,792
Registration fees	310,878	348,334	115,318	207,384
Other expenses	52,724	21,088	9,372	14,262
Total expenses before fee waivers	24,985,254	14,025,672	5,543,393	11,088,160
Fee waivers by Adviser	(14,555,857)	(7,757,679)	(2,743,847)	(5,044,820)
Net expenses	10,429,397	6,267,993	2,799,546	6,043,340
Net Investment Income	182,747,626	98,086,690	27,748,694	22,287,945

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	21,539,476	4,968,577	(998,348)	210,409,771
TBA sales commitments	(65,703)	—	—	—
Forward foreign currency exchange contracts	—	(10,731,820)	—	—
Foreign currency transactions	—	1,402,264	—	2,422
Futures contracts	718,663	(2,069,583)	112	—
Swap contracts	—	320,363	—	—
Net realized gain/(loss)	22,192,436	(6,110,199)	(998,236)	210,412,193
Net change in unrealized appreciation/(depreciation) on:
Investments	773,788	8,197,737	15,321,528	245,067,182
TBA sales commitments	(12,525)	—	—	—
Forward foreign currency exchange contracts	—	3,230,473	—	—
Foreign currency transactions	—	(62,559)	—	1,628
Futures contracts	(2,239,577)	(1,770,655)	—	—
Swap contracts	—	(515,202)	—	—
Net change in unrealized appreciation/(depreciation)	(1,478,314)	9,079,794	15,321,528	245,068,810
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	20,714,122	2,969,595	14,323,292	455,481,003
Net Increase/(Decrease) in Net Assets Resulting from Operations	$203,461,748	$101,056,285	$42,071,986	$477,768,948

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2017

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2017 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$54,396,808	$11,419,391	$34,399,129	$51,612,974
Less: Foreign taxes withheld and issuance fees	(295,387)	(63,901)	(2,623)	(4,014,638)
Interest	1,245,638	604,262	536,737	1,230,712
Other Income	—	—	12,826	—
Total investment income	55,347,059	11,959,752	34,946,069	48,829,048

Expenses
Investment advisory fee	12,287,629	8,839,399	11,210,681	17,828,475
Professional fees	49,166	40,014	45,858	58,504
Administration fee	242,710	166,360	217,030	299,180
Fund accounting fees	13,608	28,876	36,658	102,994
Transfer agent fees and expenses	11,408	9,478	10,210	11,228
Trustee fees and expenses	57,790	30,630	36,976	60,510
Printing and mailing expense	33,498	28,336	36,076	37,870
Custody fees	76,940	72,594	103,066	487,548
Insurance expense	10,068	5,504	6,600	10,248
Registration fees	238,472	110,632	142,456	297,974
Other expenses	15,600	8,918	9,876	21,014
Total expenses before fee waivers	13,036,889	9,340,741	11,855,487	19,215,545
Fee waivers by Adviser	(5,350,664)	(3,652,884)	(3,944,838)	(7,860,252)
Net expenses	7,686,225	5,687,857	7,910,649	11,355,293
Net Investment Income	47,660,834	6,271,895	27,035,420	37,473,755

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	39,674,079	48,345,408	32,313,101	55,543,780
Foreign currency transactions	(13,862)	—	(1,208)	67,941
Net realized gain/(loss)	39,660,217	48,345,408	32,311,893	55,611,721
Net change in unrealized appreciation/(depreciation) on:
Investments	406,520,960	219,426,035	240,949,475	447,108,970
Foreign currency transactions	14,996	—	—	64,612
Net change in unrealized appreciation/(depreciation)	406,535,956	219,426,035	240,949,475	447,173,582
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	446,196,173	267,771,443	273,261,368	502,785,303
Net Increase/(Decrease) in Net Assets Resulting from Operations	$493,857,007	$274,043,338	$300,296,788	$540,259,058

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	41

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
Operations
Net investment income	$182,747,626	$278,168,170	$98,086,690	$124,035,051
Net realized gain/(loss)	22,192,436	29,908,070	(6,110,199)	(15,475,802)
Net change in unrealized appreciation/(depreciation)	(1,478,314)	(215,570,026)	9,079,794	(45,803,500)
Net increase/(decrease) in net assets resulting from operations	203,461,748	92,506,214	101,056,285	62,755,749
Distributions to Shareholders
Net investment income	(204,958,420)	(287,012,333)	(106,056,788)	(130,561,739)
Net realized gains	—	(73,473,364)	—	(14,343,061)
Total distributions	(204,958,420)	(360,485,697)	(106,056,788)	(144,904,800)
Capital Transactions
Proceeds from shares sold	1,566,585,294	4,592,515,464	1,543,287,444	2,675,769,459
Reinvestment of dividends	204,958,420	360,485,697	106,056,788	144,904,800
Cost of shares redeemed	(611,596,923)	(1,851,399,810)	(281,906,885)	(725,478,354)
Net increase/(decrease) from capital transactions	1,159,946,791	3,101,601,351	1,367,437,347	2,095,195,905
Net increase/(decrease) in net assets	1,158,450,119	2,833,621,868	1,362,436,844	2,013,046,854
Net Assets
Beginning of period	13,595,827,705	10,762,205,837	6,423,472,947	4,410,426,093
End of period*	$14,754,277,824	$13,595,827,705	$7,785,909,791	$6,423,472,947

* Including undistributed (distribution in excess of) net investment income of:	$(16,958,311)	$5,252,483	$(5,572,808)	$2,397,290

Change in Shares Outstanding
Shares outstanding, beginning of period	1,336,731,909	1,028,013,351	636,526,505	429,207,231
Shares sold	153,566,255	453,547,669	152,390,446	264,417,554
Shares issued to holders in reinvestments of dividends	20,088,479	35,651,613	10,497,443	14,481,172
Shares redeemed	(59,936,497)	(180,480,724)	(27,831,804)	(71,579,452)
Shares outstanding, end of period	1,450,450,146	1,336,731,909	771,582,590	636,526,505

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2017

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
Operations
Net investment income	$27,748,694	$41,367,959	$22,287,945	$34,764,114
Net realized gain/(loss)	(998,236)	(4,914,970)	210,412,193	5,241,834
Net change in unrealized appreciation/(depreciation)	15,321,528	(37,883,399)	245,068,810	495,973,253
Net increase/(decrease) in net assets resulting from operations	42,071,986	(1,430,410)	477,768,948	535,979,201
Distributions to Shareholders
Net investment income	(28,644,556)	(41,223,252)	(41,291,958)	(27,066,103)
Net realized gains	—	(2,316,920)	—	—
Total distributions	(28,644,556)	(43,540,172)	(41,291,958)	(27,066,103)
Capital Transactions
Proceeds from shares sold	612,200,128	958,966,674	870,786,761	1,877,270,140
Reinvestment of dividends	28,644,556	43,540,172	41,291,958	27,066,103
Cost of shares redeemed	(153,285,840)	(364,922,593)	(306,116,697)	(533,778,981)
Net increase/(decrease) from capital transactions	487,558,844	637,584,253	605,962,022	1,370,557,262
Net increase/(decrease) in net assets	500,986,274	592,613,671	1,042,439,012	1,879,470,360
Net Assets
Beginning of period	2,564,573,502	1,971,959,831	4,202,475,137	2,323,004,777
End of period*	$3,065,559,776	$2,564,573,502	$5,244,914,149	$4,202,475,137

* Including undistributed (distribution in excess of) net investment income of:	$(304,174)	$591,688	$716,271	$19,720,284

Change in Shares Outstanding
Shares outstanding, beginning of period	252,850,046	189,905,395	362,586,427	234,806,335
Shares sold	59,941,938	94,587,944	71,393,211	174,989,157
Shares issued to holders in reinvestments of dividends	2,809,349	4,338,588	3,228,457	2,630,331
Shares redeemed	(15,006,348)	(35,981,881)	(25,001,588)	(49,839,396)
Shares outstanding, end of period	300,594,985	252,850,046	412,206,507	362,586,427

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	43

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
Operations
Net investment income	$47,660,834	$65,287,916	$6,271,895	$6,787,253
Net realized gain/(loss)	39,660,217	46,305,382	48,345,408	25,205,712
Net change in unrealized appreciation/(depreciation)	406,535,956	450,092,821	219,426,035	328,830,043
Net increase/(decrease) in net assets resulting from operations	493,857,007	561,686,119	274,043,338	360,823,008
Distributions to Shareholders
Net investment income	(48,267,394)	(65,546,222)	(9,884,986)	(6,879,324)
Net realized gains	(43,366,217)	—	(22,871,720)	—
Total distributions	(91,633,611)	(65,546,222)	(32,756,706)	(6,879,324)
Capital Transactions
Proceeds from shares sold	970,610,762	2,489,233,237	401,810,163	921,180,878
Reinvestment of dividends	91,633,611	65,546,222	32,756,706	6,879,324
Cost of shares redeemed	(302,034,917)	(606,993,967)	(177,532,078)	(398,945,835)
Net increase/(decrease) from capital transactions	760,209,456	1,947,785,492	257,034,791	529,114,367
Net increase/(decrease) in net assets	1,162,432,852	2,443,925,389	498,321,423	883,058,051
Net Assets
Beginning of period	5,039,002,324	2,595,076,935	2,529,817,421	1,646,759,370
End of period*	$6,201,435,176	$5,039,002,324	$3,028,138,844	$2,529,817,421

* Including undistributed (distribution in excess of) net investment income of:	$(146,892)	$459,668	$(358,946)	$3,254,145

Change in Shares Outstanding
Shares outstanding, beginning of period	442,683,533	263,234,341	220,163,036	171,165,757
Shares sold	82,727,678	230,265,286	33,720,522	86,039,542
Shares issued to holders in reinvestments of dividends	7,584,882	6,024,258	2,616,348	657,051
Shares redeemed	(25,643,402)	(56,840,352)	(14,811,737)	(37,699,314)
Shares outstanding, end of period	507,352,691	442,683,533	241,688,169	220,163,036

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2017

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
Operations
Net investment income	$27,035,420	$27,005,229	$37,473,755	$80,582,434
Net realized gain/(loss)	32,311,893	8,827,500	55,611,721	1,068,637
Net change in unrealized appreciation/(depreciation)	240,949,475	341,143,159	447,173,582	600,361,425
Net increase/(decrease) in net assets resulting from operations	300,296,788	376,975,888	540,259,058	682,012,496
Distributions to Shareholders
Net investment income	(42,170,781)	(19,093,726)	(102,713,544)	(49,670,345)
Net realized gains	(2,212,232)	—	(26,173,483)	—
Total distributions	(44,383,013)	(19,093,726)	(128,887,027)	(49,670,345)
Capital Transactions
Proceeds from shares sold	442,178,239	1,457,340,385	1,370,724,275	2,680,262,362
Reinvestment of dividends	44,383,013	19,093,726	128,887,027	49,670,345
Cost of shares redeemed	(196,654,222)	(465,896,028)	(378,952,805)	(664,890,995)
Net increase/(decrease) from capital transactions	289,907,030	1,010,538,083	1,120,658,497	2,065,041,712
Net increase/(decrease) in net assets	545,820,805	1,368,420,245	1,532,030,528	2,697,383,863
Net Assets
Beginning of period	3,245,164,598	1,876,744,353	5,163,572,960	2,466,189,097
End of period*	$3,790,985,403	$3,245,164,598	$6,695,603,488	$5,163,572,960

* Including undistributed (distribution in excess of) net investment income of:	$(807,102)	$14,328,259	$(5,672,862)	$59,566,927

Change in Shares Outstanding
Shares outstanding, beginning of period	291,066,611	197,601,525	466,636,919	261,005,845
Shares sold	38,437,777	135,671,957	118,202,041	265,787,026
Shares issued to holders in reinvestments of dividends	3,681,101	1,766,302	10,841,805	5,201,083
Shares redeemed	(17,002,865)	(43,973,173)	(32,632,112)	(65,357,035)
Shares outstanding, end of period	316,182,624	291,066,611	563,048,653	466,636,919

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	45

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2017 (Unaudited)	$10.17	0.13	0.02	0.15	(0.15)	—	(0.15)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)	(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—	(0.24)
For the period 10/28/13(7)—6/30/14	$10.00	0.14	0.15	0.29	(0.15)	—	(0.15)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2017 (Unaudited)	$10.09	0.14	0.01	0.15	(0.15)	—	(0.15)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
For the period 7/13/15(7)—6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)	(0.25)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2017 (Unaudited)	$10.14	0.10	0.06	0.16	(0.10)	—	(0.10)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
For the period 9/14/15(7)—6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)	(0.16)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2017 (Unaudited)	$11.59	0.05	1.18	1.23	(0.10)	—	(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—	(0.05)
For the period 4/27/15(7)—6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—	—
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2017 (Unaudited)	$11.38	0.10	0.93	1.03	(0.10)	(0.09)	(0.19)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	0.00 (8)	(0.17)
For the period 4/27/15(7)—6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—	(0.03)
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2017 (Unaudited)	$11.49	0.03	1.15	1.18	(0.04)	(0.10)	(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)
For the period 4/27/15(7)—6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—	—
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2017 (Unaudited)	$11.15	0.08	0.90	0.98	(0.13)	(0.01)	(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)	(0.07)
For the period 4/27/15(7)—6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—	—
Bridge Builder International Equity Fund
Six months ended December 31, 2017 (Unaudited)	$11.07	0.05	1.01	1.06	(0.19)	(0.05)	(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)
For the period 7/6/15(7)—6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—	(0.04)

(1)	Annualized for periods less than one year.

(2)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized.

(6)	Excludes securities received in capital contribution in-kind.

(7)	Inception Date.

(8)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2017

	Ratios/Supplemental Data
			Ratios to Average Net Assets of: (1)
Net asset value, end of period	Total return (2)(3)	Net assets, end of period (millions)	Expenses, before waivers (4)	Expenses, net of waivers (4)	Net investment income/ (loss)	Portfolio turnover rate (5)

$10.17	1.46%	$14,754	0.35%	0.15%	2.56%	130%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%
$10.14	2.91%	$7,005	0.40%	0.20%	1.99%	262	%(6)

$10.09	1.50%	$7,786	0.40%	0.18%	2.75%	77%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.20	1.62%	$3,066	0.39%	0.20%	1.97%	13%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$12.72	10.62%	$5,245	0.47%	0.25%	0.94%	34%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$12.22	9.04%	$6,201	0.47%	0.28%	1.71%	10%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$12.53	10.25%	$3,028	0.68%	0.41%	0.45%	11%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$11.99	8.80%	$3,791	0.68%	0.45%	1.54%	15%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$11.89	9.53%	$6,696	0.64%	0.38%	1.26%	8%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2017	47

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2017, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

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As of December 31, 2017, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Issuance fees, if any, are custodial fees on American Depositary Receipts (ADRs) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to

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the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multi-

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party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a tri-party agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over the counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as swap variation margin on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the OTC Swap Contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure

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to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments.

Total Return Swap Contracts – Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/(depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, the Fund has the right to receive payments of principal, interest and

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any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All unregistered securities held at December 31, 2017 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined the following Fund’s December 31, 2017 restricted securities to be liquid and illiquid pursuant to the Fund’s illiquid and restricted securities guidelines:

	Restricted Securities
Fund	Illiquid	Liquid
Small/Mid Cap Value Fund	$—	$152,538

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

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Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (“FASB”) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

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Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

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The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,500,550,740	$55,449,052	$1,555,999,792
Corporate Bonds
Basic Materials	—	204,881,813	—	204,881,813
Communications	—	321,309,657	—	321,309,657
Consumer Cyclical	—	295,173,775	4,225	295,178,000
Consumer Non-cyclical	—	585,219,222	—	585,219,222
Diversified	—	12,519,699	—	12,519,699
Energy	—	499,870,817	—	499,870,817
Financials	—	1,728,748,737	140,308	1,728,889,045
Industrials	—	256,435,751	181,455	256,617,206
Real Estate	—	9,776,640	—	9,776,640
Technology	—	203,613,961	—	203,613,961
Utilities	—	381,925,565	—	381,925,565
Government Related	—	3,323,103,509	—	3,323,103,509
Mortgage-Backed Obligations	—	4,928,331,508	1,082,608	4,929,414,116
Preferred Stocks
Financials	2,576,400	—	—	2,576,400
Short-Term Investments
Money Market Funds	1,125,714,025	—	—	1,125,714,025
U.S. Treasury Bills	—	995,670	—	995,670
Futures Contracts (1)	817,196	—	—	817,196
Total Assets	$1,129,107,621	$14,252,457,064	$56,857,648	$15,438,422,333
Liabilities
Futures Contracts (1)	$1,813,029	$—	$—	$1,813,029
TBA Sales Commitments	—	6,164,400	—	6,164,400
Total Liabilities	$1,813,029	$6,164,400	$—	$7,977,429

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,150,924,372	$23,494,705	$1,174,419,077
Bank Loans	—	187,981,848	6,176,750	194,158,598
Corporate Bonds
Basic Materials	—	55,516,491	—	55,516,491
Communications	—	281,698,974	—	281,698,974
Consumer, Cyclical	—	202,873,250	6,836,426	209,709,676
Consumer, Non-cyclical	—	342,495,477	3,036,712	345,532,189
Diversified	—	4,033,580	—	4,033,580
Energy	—	256,125,001	—	256,125,001
Financials	—	1,030,766,590	136,290	1,030,902,880
Industrials	—	130,712,244	—	130,712,244
Real Estate	—	41,478,664	—	41,478,664
Technology	—	141,304,578	—	141,304,578
Utilities	—	115,984,963	—	115,984,963
Government Related	—	1,630,140,007	—	1,630,140,007
Mortgage-Backed Obligations	—	1,797,833,998	27,323,215	1,825,157,213
Preferred Stocks
Consumer, Non-cyclical	2,366,286	—	—	2,366,286
Common Stocks
Consumer, Cyclical	4,288,135	—	—	4,288,135
Short-Term Investments
Commercial Paper	—	5,826,126	—	5,826,126
Foreign Treasury Bills	—	74,482,351	—	74,482,351
Repurchase Agreements	—	32,800,000	—	32,800,000
Money Market Funds	562,330,343	—	—	562,330,343
U.S. Treasury Bills	—	3,282,257	—	3,282,257
Futures Contracts (1)	647,055	—	—	647,055
Forward Foreign Currency Exchange Contracts (1)	—	2,914,701	—	2,914,701
Swap Contracts (1)	—	5,641,542	51	5,641,593
Total Assets	$569,631,819	$7,494,817,014	$67,004,149	$8,131,452,982
Liabilities
Futures Contracts (1) . . . . . . . . . . . . .	$3,438,351	$—	$—	$3,438,351
Forward Foreign Currency Exchange Contracts (1)	—	3,304,442	—	3,304,442
Swap Contracts (1)	—	1,086,692	—	1,086,692
Total Liabilities	$3,438,351	$4,391,134	$—	$7,829,485

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$358,209,972	$—	$358,209,972
General Obligation	—	762,939,957	484,228	763,424,185
General Revenue	—	706,742,028	992,159	707,734,187
Healthcare	—	438,293,716	12,281,708	450,575,424
Housing	—	58,381,605	—	58,381,605
Transportation	—	402,257,951	—	402,257,951
Utilities	—	228,181,803	—	228,181,803
Short-Term Investments	40,940,158	—	—	40,940,158
Total Assets	$40,940,158	$2,955,007,032	$13,758,095	$3,009,705,285

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Notes to Financial Statements (Unaudited) (Continued)

Large Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$1,002,951,004	$19,613,204	$—		$1,022,564,208
Consumer Staples	288,787,893	—	—		288,787,893
Energy	303,340,906	—	—		303,340,906
Financials	352,730,940	—	—		352,730,940
Healthcare	653,597,924	—	—		653,597,924
Industrials	394,379,012	—	—		394,379,012
Information Technology	1,809,067,942	—	—		1,809,067,942
Materials	100,607,218	—	—		100,607,218
Real Estate	67,968,116	—	—		67,968,116
Telecommunication Services	64,258,529	—	—		64,258,529
Utilities	70,118	—	—		70,118
Rights
Consumer Staples	—	—	—	(2)	—
Short-Term Investments	179,162,170	—	—		179,162,170
Total Assets	$5,216,921,772	$19,613,204	$—		$5,236,534,976

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$684,437,733	$49,321,311	$—		$733,759,044
Consumer Staples	460,828,093	—	—		460,828,093
Energy	609,094,785	—	—		609,094,785
Financials	1,274,331,167	—	—		1,274,331,167
Healthcare	786,202,786	—	—		786,202,786
Industrials	736,309,567	—	—		736,309,567
Information Technology	689,202,214	48,102,700	—		737,304,914
Materials	395,739,874	—	—		395,739,874
Real Estate	141,724,302	—	—		141,724,302
Telecommunication Services	51,160,031	—	—		51,160,031
Utilities	36,310,098	—	—		36,310,098
Short-Term Investments	230,671,034	—	—		230,671,034
Total Assets	$6,096,011,684	$97,424,011	$—		$6,193,435,695

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$361,026,459	$—	$—		$361,026,459
Consumer Staples	207,136,952	—	—		207,136,952
Energy	54,127,097	—	—		54,127,097
Financials	289,276,441	—	—		289,276,441
Healthcare	558,447,859	—	—		558,447,859
Industrials	453,650,853	—	—		453,650,853
Information Technology	736,986,972	—	—		736,986,972
Materials	139,261,547	—	—		139,261,547
Real Estate	82,143,314	—	—		82,143,314
Telecommunication Services	7,106,244	—	—		7,106,244
Utilities	2,338,359	—	—		2,338,359
Rights
Healthcare	—	—	57,056		57,056
Short-Term Investments	119,774,536	—	—		119,774,536
Total Assets	$3,011,276,633	$—	$57,056		$3,011,333,689

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Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$404,889,927	$—	$—		$404,889,927
Consumer Staples	95,533,532	—	—		95,533,532
Energy	262,531,368	—	—		262,531,368
Financials	925,843,492	—	—	(2)	925,843,492
Healthcare	188,523,141	—	—		188,523,141
Industrials	623,683,140	—	—		623,683,140
Information Technology	496,633,198	—	—		496,633,198
Materials	233,391,279	—	—		233,391,279
Real Estate	276,121,534	—	—		276,121,534
Telecommunication Services	9,098,986	—	—		9,098,986
Utilities	157,613,204	—	—		157,613,204
Short-Term Investments	108,303,285	—	—		108,303,285
Total Assets	$3,782,166,086	$—	$—		$3,782,166,086

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$100,553,199	$871,612,068	$—		$972,165,267
Consumer Staples	109,040,307	651,970,530	—		761,010,837
Energy	57,222,751	341,709,355	—		398,932,106
Financials	99,814,070	1,114,227,956	—		1,214,042,026
Healthcare	149,781,201	602,248,520	—		752,029,721
Industrials	115,949,240	718,127,183	—		834,076,423
Information Technology	293,292,090	502,234,496	—		795,526,586
Materials	25,267,044	222,720,021	—		247,987,065
Real Estate	1,028,119	45,042,430	—		46,070,549
Telecommunication Services	372,033	247,121,980	—		247,494,013
Utilities	1,161,031	117,036,194	—		118,197,225
Preferred Stocks
Consumer Discretionary	—	18,626,424	—		18,626,424
Consumer Staples	—	513,562	—		513,562
Materials	—	75,349	—		75,349
Short-Term Investments	271,003,781	—	—		271,003,781
Total Assets	$1,224,484,866	$5,453,266,068	$—		$6,677,750,934

(1)	Derivative instruments, including futures, swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.

(2)	Includes a security valued at $0.

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Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price or the removal of a fair value valuation adjustment. Transfers from Level 3 to Level 2 are generally the result of increased observable market activity, resulting in an increase in the number of observable inputs used to determine price.

Below are the transfers between levels for the Core Bond, Core Plus Bond, Municipal Bond and International Equity Funds during the reporting period from July 1, 2017 to December 31, 2017. There were no transfers between levels for the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value Funds during the reporting period ended December 31, 2017.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	International Equity Fund
Transfers into Level 1 (1)	$—	$—	$—	$90,155,597
Transfers out of Level 1 (2)	—	—	—	(46,053,581)

Net transfers into/(out of) Level 1	$—	$—	$—	$44,102,016

Transfers into Level 2 (1)(2)	$53,973,293	$42,869,441	$13,737,372	$46,053,581
Transfers out of Level 2 (1)(2)	(181,460)	(20,584,113)	—	(90,155,597)

Net transfers into/(out of) Level 2	$53,791,833	$22,285,328	$13,737,372	$(44,102,016)

Transfers into Level 3 (2)	$181,460	$20,584,113	$—	$—
Transfers out of Level 3 (1)	(53,973,293)	(42,869,441)	(13,737,372)	—

Net transfers into/(out of) Level 3	$(53,791,833)	$(22,285,328)	$(13,737,372)	$—

(1)	Securities transferred from Level 3 to Level 2 and Level 2 to Level 1 were the result of additional market data being obtained and observed or the removal of a fair value valuation adjustment.

(2)	Securities transferred from Level 1 to Level 2 and Level 2 to Level 3 because of the application of a fair value valuation adjustment or the lack of observable market data.

The Core Bond, Core Plus Bond, Municipal Bond, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond, Municipal Bond, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value Funds have been deemed immaterial.

Below is a roll forward which details the activity of securities in Level 3 during the period ended December 31, 2017:

Core Plus Bond Fund
Beginning Balance – June 30, 2017	$62,688,278
Purchases	35,903,002
Sales proceeds and paydowns	(8,857,028)
Transfers into Level 3	20,584,113
Transfer out of Level 3	(42,869,441)
Realized gains/(losses), net	217,033
Change in unrealized gains/(losses), net	(661,808)

Ending Balance – December 31, 2017	$67,004,149

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Core Plus Bond Fund at December 31, 2017 totals $(837,776).

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

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Notes to Financial Statements (Unaudited) (Continued)

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

The following tables present information about unobservable inputs related to the Funds’ categories of Level 3 investments as of December 31, 2017:

Quantitative Information about Level 3 Fair Value Measurements*

Core Plus Bond Fund

Investment Type	Fair Value at 12/31/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$21,524,705	Discounted Cash Flow	Internal Rate of Return	4.12%-4.93%	4.58%
			Life expectancy (in months)	14.88-67.56	60.24
Corporate Bonds	$10,009,428	Discounted Cash Flow	Internal Rate of Return	1.33%-5.45%	3.55%
Mortgage-Backed Obligations	$27,323,215	Discounted Cash Flow	Internal Rate of Return	0.00%-9.53%	2.39%
			Life expectancy (in months)	0.48-54.36	13.19
Asset-Backed Obligations	$1,970,000	Market activity	Recent transaction	$100.00	$100.00
Bank Loans	$6,176,750	Market activity	Recent transaction	$99.625	$99.625

* The table above does not include a Level 3 security that was valued using a single broker’s quote or underlying reference index. At December 31, 2017, the value of this security was $51 for the Core Plus Bond Fund. The inputs for this security are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. On an ongoing basis, the appropriateness of fair values for this security is monitored, which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

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Notes to Financial Statements (Unaudited) (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$817,196	$—	$—	$(1,813,029)	$—	$—
Core Plus Bond Fund	647,055	4,344,476	—	(3,438,351)	(779,392)	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	2,914,701	—	—	(3,304,442)
Credit Risk:
Core Plus Bond Fund	—	1,297,117	—	—	(307,300)	—

*	May include cumulative unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended December 31, 2017.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$718,663	$—	$—	$(2,239,577)	$—	$—
Core Plus Bond Fund	(2,069,583)	—	542,195	(1,770,655)	—	(1,847,711)
Municipal Bond Fund	112	—	—	—	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	(10,731,820)	—	—	3,230,473	—
Credit Risk:
Core Plus Bond Fund	—	—	(221,832)	—	—	1,332,509

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Notes to Financial Statements (Unaudited) (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2017:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty					Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	$100,318	$—	$100,318	$—	$—	$100,318
Citigroup	Forward Foreign Currency Exchange Contracts	156,521	(112,539)	43,982	—	—	43,982
Deutsche Bank	Forward Foreign Currency Exchange Contracts	32,713	(32,713)	—	—	—	—
HSBC	Forward Foreign Currency Exchange Contracts	116,125	(17,263)	98,862	—	—	98,862
JP Morgan	Forward Foreign Currency Exchange Contracts	1,717,341	(859,476)	857,865	—	—	857,865
JP Morgan	Total Return Swap Contracts	51	—	51	—	—	51
Morgan Stanley	Forward Foreign Currency Exchange Contracts	791,683	(791,683)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		2,914,752	(1,813,674)	1,101,078	—	—	1,101,078

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Notes to Financial Statements (Unaudited) (Continued)

					Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Citigroup	Forward Foreign Currency Exchange Contracts	$112,539	$(112,539)	$—	$—	$—	$—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	1,436,741	(32,713)	1,404,028	—	—	1,404,028
Deutsche Bank	Credit Default Swap Contracts	82,583	—	82,583	—	—	82,583
Goldman Sachs	Credit Default Swap Contracts	12,323	—	12,323	—	—	12,323
HSBC	Forward Foreign Currency Exchange Contracts	17,263	(17,263)	—	—	—	—
JP Morgan	Forward Foreign Currency Exchange Contracts	859,476	(859,476)	—	—	—	—
Merrill Lynch	Forward Foreign Currency Exchange Contracts	2,598	—	2,598	—	—	2,598
Morgan Stanley	Forward Foreign Currency Exchange Contracts	875,825	(791,683)	84,142	—	—	84,142
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		3,399,348	(1,813,674)	1,585,674	—	—	1,585,674

The Funds’ average monthly notional amount of derivatives during the period ended December 31, 2017 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Swaps	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$675,383,485	$(260,147,107)	$—	$—
Core Plus Bond Fund	875,121,145	(111,364,047)	340,547,630	510,783,830

64	Semiannual Report • December 31, 2017

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay each Sub-adviser. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended December 31, 2017 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(14,555,857)
Core Plus Bond Fund	0.36	(7,757,679)
Municipal Bond Fund	0.36	(2,743,847)
Large Cap Growth Fund	0.44	(5,044,820)
Large Cap Value Fund	0.44	(5,350,664)
Small/Mid Cap Growth Fund	0.64	(3,652,884)
Small/Mid Cap Value Fund	0.64	(3,944,838)
International Equity Fund	0.60	(7,860,252)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Fund	Sub-advisers
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

Advisory Research, Inc.

BlackRock Investment Management, LLC

LSV Asset Management

International Equity Fund

Baillie Gifford Overseas Limited

Edinburgh Partners Limited

Manning & Napier Advisors, LLC

Mondrian Investment Partners Limited

WCM Investment Management

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2018, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund. During the period ended December 31, 2017, the Funds did not exceed the Expense Cap, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including,

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Notes to Financial Statements (Unaudited) (Continued)

among other responsibilities, fund accounting and certain compliance services. For these services, the Funds pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser (or Sub-adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended December 31, 2017, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Municipal Bond Fund	$—	$5,000,000
Large Cap Growth Fund	1,784,565	1,306,744
Large Cap Value Fund	11,984,339	2,371,817
Small/Mid Cap Growth Fund	1,188,131	1,957,602
Small/Mid Cap Value Fund	861,445	992,081
International Equity Fund	9,509,363	2,601,401

7. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured, uncommitted line of credit agreement with U.S. Bank, N.A., expiring June 29, 2018. The arrangement allows the Funds to borrow for temporary purposes to meet large or unexpected redemptions. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds are not subject to any commitment fees under this arrangement. The Funds did not have any outstanding borrowings under this agreement during the period ended December 31, 2017.

8. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2017, the Funds have yet to lend under this agreement.

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Notes to Financial Statements (Unaudited) (Continued)

9. INVESTMENT TRANSACTIONS

For the period ended December 31, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$15,710,015,411	$4,711,207,712	$—	$—	$—	$—	$—	$—
Other	3,233,628,167	1,659,695,764	910,627,965	2,148,644,390	1,254,110,523	559,845,994	785,367,074	1,429,045,955
Sales:
U.S. Government	15,375,812,888	4,368,059,166	—	—	—	—	—	—
Other	2,540,295,807	835,855,018	352,445,719	1,552,325,663	535,403,107	289,061,818	518,041,330	427,624,105

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2017, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Core Bond Fund	$16,756,613	$(16,756,613)	$—
Core Plus Bond Fund	8,541,503	(8,541,503)	—
Municipal Bond Fund	(2,494)	2,494	—
Large Cap Growth Fund	19,101	(778)	(18,323)
Large Cap Value Fund	(90,325)	90,325	—
Small/Mid Cap Growth Fund	261,289	(261,289)	—
Small/Mid Cap Value Fund	(815,224)	829,993	(14,769)
International Equity Fund	(1,753,495)	1,617,518	135,977

At June 30, 2017, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Cost of Investments	$14,203,417,702	$6,727,959,242	$2,535,379,348	$3,640,075,867	$4,551,978,994	$2,229,585,535	$2,937,280,778	$4,725,096,796

Gross Unrealized Appreciation	$236,495,325	$61,993,279	$29,920,953	$629,606,206	$596,172,456	$409,630,633	$427,754,945	$592,912,099
Gross Unrealized Depreciation	(63,343,301)	(31,822,734)	(15,433,824)	(81,783,429)	(156,996,858)	(105,278,677)	(118,386,202)	(190,580,007)

Net Unrealized Appreciation	$173,152,024	$30,170,545	$14,487,129	$547,822,777	$439,175,598	$304,351,956	$309,368,743	$402,332,092

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies and the amortization of premiums.

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Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2017, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Other Losses	$(18,052,266)	$(33,278,060)	$(5,091,134)	$(73,244,280)	$—	$—	$(12,198,796)	$(4,411,361)
Other Gains/(Losses)	(2,733,898)	(384,799)	(26,291)	(4,372)	(2,761)	(270)	—	(19,773)
Undistributed Net Ordinary Income	8,528,028	—	—	19,692,149	462,429	3,228,238	14,361,546	63,578,878
Undistributed Tax-Exempt Income	—	—	617,979	—	—	—	—	—
Undistributed Long-Term Capital Gain	—	—	—	—	14,467,977	6,004,759	—	—
Unrealized Appreciation/(Depreciation) on Investments	173,152,024	30,170,545	14,487,129	547,822,777	439,175,598	304,351,956	309,368,743	402,332,092

Total Accumulated Gain/(Loss)	$160,893,888	$(3,492,314)	$9,987,683	$494,266,274	$454,103,243	$313,584,683	$311,531,493	$461,479,836

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, post-October capital loss deferrals and capital loss carryforwards.

At June 30, 2017, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital Loss Carryforwards
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Large Cap Growth Fund	73,244,280
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	12,198,796
International Equity Fund	4,411,361

At June 30, 2017 the Core Bond, Core Plus Bond and Municipal Bond Funds deferred, on a tax basis, post-October capital losses of $18,303,040, $32,518,975 and $5,091,134, respectively. Additionally, at June 30, 2017 the Core Plus Bond Fund deferred, on a tax basis, late-year ordinary losses of $782,888. Under current tax law, capital losses realized after October 31, and late-year ordinary losses realized after December 31 may be deferred and treated as occurring on the first business day of the Fund’s next taxable year.

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Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2017 and June 30, 2016 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2017	2016	2017	2016	2017	2016	2017	2016
Distributions paid from:
Net Ordinary Income (1)	$349,650,342	$262,062,980	$143,426,455	$56,840,027	$2,649,832	$883,304	$27,066,103	$13,598,060
Tax-Exempt Income	—	—	—	—	40,713,891	18,578,602	—	—
Net Long-Term Capital Gains	10,835,355	8,844,028	1,478,345	139,783	176,449	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$360,485,697	$270,907,008	$144,904,800	$56,979,810	$43,540,172	$19,461,906	$27,066,103	$13,598,060

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2017	2016	2017	2016	2017	2016	2017	2016
Distributions paid from:
Net Ordinary Income (1)	$65,546,222	$40,386,381	$6,879,324	$3,645,669	$19,093,726	$5,499,345	$49,670,345	$9,875,287
Tax-Exempt Income	—	—	—	—	—	—	—	—
Net Long-Term Capital Gains	—	9,782	—	—	—	41,446	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$65,546,222	$40,396,163	$6,879,324	$3,645,669	$19,093,726	$5,540,791	$49,670,345	$9,875,287

(1)	Net Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. Recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

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b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically

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Notes to Financial Statements (Unaudited) (Continued)

outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

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Notes to Financial Statements (Unaudited) (Continued)

l) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

12. REGULATORY MATTER

In October 2016, the SEC adopted significant reforms to investment company reporting forms and rules. The rules introduce new regulatory reporting forms for investment companies: N-PORT and Form N-CEN. The compliance date for the Funds is June 1, 2018.

Accounting Standards Update 2017-08 (ASU 2017-08) Premium Amortization on Purchased Callable Debt Securities

During March 2017, the Financial Accounting Standards Board (FASB) issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

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Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	9	Chair, Brandes U.S. registered mutual funds (nine funds).
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Retired (2016-2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)	9	None.
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	9	Independent Director, Federal Home Loan Bank; Inside Director, Ameriprise Bank, FSB.
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	9	None.
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	9	Audit Committee Chair; Teton Advisors, Inc. (registered investment adviser). Trustee, BBH Trust (six funds).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired (since 2017); Chief Executive Officer, Victory Wireline, LLC (2015-2017); Retired (2013-2015); Principal, Investment Advisory, Edward Jones Client Strategies Group (1986-2012)	9	None.
William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones Client Strategies Group (1994-Present)	9	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Ryan T. Robson (Born: 1978)	President	Indefinite Term; Since July 1, 2016	Principal, Edward Jones Client Strategies Group (since 2013); Director, PricewaterhouseCoopers LLP (2010-2013)
Julius A. Drelick, III (Born: 1966)	Vice President	Indefinite Term; Since May 24, 2017	Director of Fund Administration and Strategic Products, Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013)
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 1, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Principal, Edward Jones Compliance (since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Helge K. Lee (Born: 1946)	Secretary	Indefinite Term; Since July 1, 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014)
Rebecca A. Paulzine (Born: 1979)	Assistant Secretary	Indefinite Term; Since November 10, 2016	Associate General Counsel, Edward Jones (since 2015); Compliance Counsel, Edward Jones (2014-2015); Senior Counsel at Thrivent Financial for Lutherans (2010-2014)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)	Mr. Broderick and Mr. Fiala are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)	The “Fund Complex” is comprised of each Fund offered by the Trust, one of which is offered in a separate Statement of Additional Information, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

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Bridge Builder Mutual Funds

Privacy Policy (Unaudited)

Revised 12/2017

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Risk tolerance
* Transaction history
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Semiannual Report • December 31, 2017	77

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

BridgeBuilder Mutual Funds
Bridge Builder Mutual Funds, available exclusively through Edward Jones Advisory
Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.
Visit www.bridgebuildermutualfunds.com for more information.
Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery.
Visit www.edwardjones.com/edelivery to learn more and enroll.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES - 96.98%
Asset-Backed Obligations - 10.55%
A Voce CLO Ltd.
2.52% (3 Month LIBOR USD + 1.160%), 07/15/2026 (1) (2)	$6,500,000	$6,544,772
ABFC 2005-AQ1 Trust
4.80%, 01/25/2034 (3)	420,171	431,382
ABFC 2006-OPT1 Trust
1.70% (1 Month LIBOR USD + 0.150%), 09/25/2036 (1)	4,189,977	3,966,000
Academic Loan Funding Trust 2012-1
2.13% (1 Month LIBOR USD + 0.800%), 12/27/2022 (1) (2)	61,981	62,013
Academic Loan Funding Trust 2013-1
2.35% (1 Month LIBOR USD + 0.800%), 12/26/2044 (1) (2)	1,012,713	1,007,642
Acre TL 2017-A FNR
6.11%, 12/15/2020 (11)	6,515,000	6,499,712
AJAX Mortgage Loan Trust
3.47%, 04/25/2057 (2)(3)	1,169,127	1,170,695
Ajax Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (2)(3)	1,144,636	1,141,822
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (2)(3)	2,669,956	2,688,526
American Credit Acceptance Receivables Trust 2015-2
4.32%, 05/12/2021 (2)	980,000	992,874
American Credit Acceptance Receivables Trust 2016-3
1.70%, 11/12/2020 (2)	252,763	252,579
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (2)	1,412,000	1,411,751
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (2)	5,996,000	5,993,000
3.69%, 06/12/2023 (2)	3,660,000	3,683,584
American Express Credit Account Master Trust
1.93%, 09/15/2022	21,175,000	21,073,858
2.04%, 05/15/2023	12,300,000	12,239,430
1.93% (1 Month LIBOR USD + 0.450%), 09/16/2024 (1)	15,600,000	15,720,906
1.86% (1 Month LIBOR USD + 0.380%), 02/18/2025 (1)	5,700,000	5,727,709
2.35%, 05/15/2025	3,682,000	3,669,786
American Express Credit Account Master Trust 2013-1
2.18% (1 Month LIBOR USD + 0.700%), 02/16/2021 (1)	5,250,000	5,264,577
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (2)	3,918,917	4,072,946
4.29%, 10/17/2036 (2)	300,000	315,895
6.23%, 10/17/2036 (2)	1,000,000	1,115,810
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (2)	600,000	634,153
6.42%, 12/17/2036 (2)	1,000,000	1,126,000
3.47%, 04/17/2052 (2)	2,140,472	2,190,396
5.64%, 04/17/2052 (2)	3,900,000	4,240,611
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (2)	1,857,328	1,943,182
AmeriCredit Automobile Receivables Trust
1.51%, 05/18/2020	3,098,905	3,093,916
2.30%, 02/18/2022	1,153,000	1,150,749
2.71%, 08/18/2022	618,000	617,380
3.13%, 01/18/2023	1,387,000	1,389,365
AmeriCredit Automobile Receivables Trust 2016-2
1.42%, 10/08/2019	295,520	295,442
2.11% (1 Month LIBOR USD + 0.700%), 10/08/2019 (1)	831,058	831,383
1.60%, 11/09/2020	342,000	341,436
AmeriCredit Automobile Receivables Trust 2016-3
1.97% (1 Month LIBOR USD + 0.560%), 11/08/2019 (1)	623,199	623,425
AmeriCredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	890,805
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,057,595
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	3,050,000	3,042,929
AmeriCredit Automobile Receivables Trust 2017-4
1.83%, 05/18/2021	14,416,000	14,396,932
2.36%, 12/19/2022	4,809,000	4,780,646
2.60%, 09/18/2023	6,700,000	6,677,939
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.13%, 01/25/2034 (3)	1,824	2,051
Amortizing Residential Collateral Trust 2002-BC5
2.59% (1 Month LIBOR USD + 1.040%), 07/25/2032 (1)	3,130,156	3,099,525
Anchor Assets IX LLC
5.13%, 02/15/2020 (2)(11)	7,500,000	7,500,000
Anchorage Capital CLO 2013-1 Ltd.
2.61% (3 Month LIBOR USD + 1.250%), 10/13/2030 (1) (2)	2,500,000	2,498,735
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (2)	2,746,456	2,755,161
Argent Securities, Inc.
2.47% (1 Month LIBOR USD + 1.140%), 03/25/2034 (1)	3,570,651	3,543,355
Argent Securities, Inc. Asset Backed Pass Through Certificates Series 2004-W5
2.37% (1 Month LIBOR USD + 1.040%), 04/25/2034 (1)	3,667,317	3,642,468
Argent Securities, Inc. Asset Backed Pass Through Certificates Series 2005-W3
1.89% (1 Month LIBOR USD + 0.340%), 11/25/2035 (1)	3,287,769	3,284,252
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
2.23% (1 Month LIBOR USD + 0.680%), 11/25/2033 (1)	1,862,969	1,799,237
Asset Backed Securities Co. Home Equity Loan Trust Series AEG 2006-HE1
1.77% (1 Month LIBOR USD + 0.220%), 01/25/2036 (1)	5,147,137	5,121,677
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
1.72% (1 Month LIBOR USD + 0.170%), 03/25/2036 (1)	2,588,381	2,573,501
Asset-Backed Pass-Through Certificates Series 2004-R2
2.11% (1 Month LIBOR USD + 0.780%), 04/25/2034 (1)	416,656	419,136
Atlas Senior Loan Fund III Ltd.
2.25% (3 Month LIBOR USD + 0.830%), 11/17/2027 (1) (2)	6,500,000	6,502,691
Atlas Senior Loan Fund Ltd.
2.61% (3 Month LIBOR USD + 1.300%), 01/16/2030 (1) (2)	3,750,000	3,772,781
Atlas Senior Loan Fund V Ltd.
2.62% (3 Month LIBOR USD + 1.260%), 07/16/2029 (1) (2)	4,250,000	4,277,362
Avis Budget Rental Car Funding AESOP LLC
2.10%, 03/20/2019 (2)	2,300,000	2,300,011
1.92%, 09/20/2019 (2)	10,600,000	10,583,767
2.46%, 07/20/2020 (2)	10,300,000	10,314,636
2.50%, 07/20/2021 (2)	7,900,000	7,890,551
2.63%, 12/20/2021 (2)	6,600,000	6,586,877
AXIS Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (2)	207,645	207,427
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (2)	1,171,251	1,168,492

B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (2)	1,077,561	1,072,249
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (2)	2,772,131	2,799,934
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,198,705
1.95%, 08/15/2022	8,055,000	8,017,636
Battalion CLO IV Ltd.
2.50% (3 Month LIBOR USD + 1.140%), 10/22/2025 (1) (2)	5,000,000	5,010,180
Battalion CLO V Ltd.
2.52% (3 Month LIBOR USD + 1.170%), 04/17/2026 (1) (2)	2,750,000	2,760,288
Battalion CLO VI Ltd.
2.53% (3 Month LIBOR USD + 1.180%), 10/17/2026 (1) (2)	2,100,000	2,110,861
Battalion CLO VII Ltd.
2.54% (3 Month LIBOR USD + 1.190%), 10/17/2026 (1) (2)	4,000,000	4,020,616
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047 (3)	216,743	203,151
Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032 (2)(3)	3,663,231	3,655,705
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/28/2032 (2)(3)	5,674,145	5,662,650
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032 (2)(3)	370,171	371,146
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (2)(3)	803,047	801,576
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032 (2)(3)	818,201	819,185
BCC Funding Co. X
2.22%, 10/20/2020 (2)	384,213	383,622
BCC Funding XIII LLC
2.20%, 12/20/2021 (2)	1,705,907	1,701,940
Bear Stearns Asset Backed Securities I Trust 2004-HE6
2.18% (1 Month LIBOR USD + 0.860%), 08/25/2034 (1)	7,536,175	7,200,086
Bear Stearns Asset Backed Securities I Trust 2004-HE7
2.45% (1 Month LIBOR USD + 0.900%), 08/25/2034 (1)	924,542	926,013
Bear Stearns Asset Backed Securities Trust 2003-2
3.05% (1 Month LIBOR USD + 1.500%), 03/25/2043 (1)	4,463,535	4,409,967
Bear Stearns Asset Backed Securities Trust 2006-SD1
1.92% (1 Month LIBOR USD + 0.370%), 04/25/2036 (1)	29,938	29,380
BlueMountain CLO 2015-1 Ltd.
2.69% (3 Month LIBOR USD + 1.330%), 04/13/2027 (1) (2)	775,000	774,799
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (2)	262,243	258,793
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (2)(3)	470,063	470,376
CAM Mortgage Trust 2017-1
3.22%, 08/01/2057 (2)(3)	1,227,643	1,225,510
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (11)	5,121,518	5,110,318
Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019	335,188	335,086
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020 (2)	6,786,000	6,775,008
Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	17,500,000	17,389,241
1.99%, 07/17/2023	3,485,000	3,462,558
CarFinance Capital Auto Trust 2014-1
2.72%, 04/15/2020 (2)	61,332	61,385
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (2)	168,683	168,536
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (2)	1,080,511	1,079,153
Carlyle 2017-1 Ltd.
2.59% (3 Month LIBOR USD + 1.230%), 04/20/2031 (1) (2)	5,500,000	5,552,366
Carlyle Global Market Strategies CLO 2014-3 Ltd.
2.52% (3 Month LIBOR USD + 1.150%), 07/27/2026 (1) (2)	3,000,000	2,999,187
Carlyle US Clo 2017-2 Ltd.
2.55% (3 Month LIBOR USD + 1.220%), 07/20/2031 (1) (2)	3,000,000	3,003,912
CarMax Auto Owner Trust
1.64%, 09/15/2020	7,951,000	7,934,351
CarMax Auto Owner Trust 2013-4
1.28%, 05/15/2019	69,068	69,045
CarMax Auto Owner Trust 2017-4
2.11%, 10/17/2022	3,443,000	3,425,582
2.33%, 05/15/2023	2,104,000	2,090,593
Carnow Auto Receivables Trust 2016-1
2.26%, 05/15/2019 (2)	579,768	579,509
3.49%, 02/15/2021 (2)	2,250,000	2,251,685
Carrington Mortgage Loan Trust Series 2006-OPT1
1.73% (1 Month LIBOR USD + 0.180%), 02/25/2036 (1)	621,483	619,510
Catamaran CLO 2014-2 Ltd.
2.75% (3 Month LIBOR USD + 1.400%), 10/18/2026 (1) (2)	1,000,000	1,001,464
Chase Funding Trust Series 2003-4
5.26%, 05/25/2033 (3)	166,459	168,678
Chase Funding Trust Series 2003-6
5.11%, 11/25/2034 (3)	253,211	261,585
5.11%, 11/25/2034 (3)	431,124	442,160
Chase Issuance Trust
2.03% (1 Month LIBOR USD + 0.550%), 06/15/2023 (1)	11,000,000	11,124,618
1.88% (1 Month LIBOR USD + 0.400%), 03/15/2024 (1)	7,100,000	7,140,912
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (2)	546,264	549,373
6.64%, 08/15/2022 (2)	3,250,000	3,336,273
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	16,455,000	16,418,179
1.78% (1 Month LIBOR USD + 0.370%), 08/08/2024 (1)	20,358,000	20,440,456
2.15% (1 Month LIBOR USD + 0.620%), 04/22/2026 (1)	10,900,000	11,024,894
CLUB Credit Trust 2017-NP1
2.39%, 04/17/2023 (2)	598,745	599,226
3.17%, 04/17/2023 (2)	2,000,000	2,003,076
2.42%, 09/15/2023 (2)	5,966,503	5,963,425
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024 (2)	5,432,000	5,432,075
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048 (2)	1,320,381	1,306,128
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042 (2)	13,893,421	13,835,817
Conseco Financial Co.
6.40%, 10/15/2018	677	677
6.24%, 12/01/2028	28,575	29,380
6.22%, 03/01/2030	81,173	86,249
6.18%, 04/01/2030	24,266	25,493
Consumer Loan Underlying Bond Credit Trust 2017-NP2
2.55%, 01/16/2024 (2)	3,700,000	3,699,912
Continental Credit Card 2016-1
4.56%, 01/15/2023 (2)	606,236	606,075

COOF Securitization Trust 2014-1 Ltd.
2.96%, 06/25/2040 IO (2)(3)	1,707,086	155,623
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035 (3)	47,088	47,516
4.45%, 02/25/2036 (3)	168,964	172,663
4.67%, 04/25/2036 (3)	121,068	110,896
4.66%, 09/25/2046 (3)	91,512	82,494
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020 (2)	558,000	566,966
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020 (2)	525,000	537,809
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (2)	99,615	99,585
4.00%, 02/16/2021 (2)	446,000	452,674
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (2)	651,913	651,514
4.20%, 05/17/2021 (2)	1,905,000	1,933,424
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021 (2)	1,376,000	1,397,679
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (2)	251,109	251,211
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (2)	1,189,978	1,190,193
CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (2)	2,714,691	2,711,077
3.27%, 06/15/2022 (2)	840,000	842,021
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (2)	1,441,000	1,435,791
3.95%, 03/15/2023 (2)	3,485,000	3,498,190
CPS Auto Receivables Trust 2017-C
1.78%, 09/15/2020 (2)	3,473,005	3,467,504
2.86%, 06/15/2023 (2)	2,300,000	2,281,117
3.79%, 06/15/2023 (2)	791,000	789,633
CPS Auto Trust
1.50%, 06/15/2020 (2)	3,270,358	3,263,268
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (2)	1,713,292	1,714,982
3.76%, 02/15/2024 (2)	434,000	436,935
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (2)	1,987,000	1,983,907
3.04%, 12/15/2025 (2)	871,000	865,371
3.48%, 02/17/2026 (2)	730,000	731,557
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (2)	811,000	801,801
Credit-Based Asset Servicing & Securitization LLC
3.83%, 12/25/2035 (3)	6,827	6,801
CSMC 2016-RPL1 Trust
4.51% (1 Month LIBOR USD + 3.150%), 12/26/2046 (1) (2)	11,344,631	11,173,656
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035 (3)	20,388	20,477
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035 (3)	38,181	38,867
CWABS Asset-Backed Certificates Trust 2005-11
4.63%, 02/25/2036 (3)	150,354	150,896
CWABS Asset-Backed Certificates Trust 2005-17
4.61%, 05/25/2036 (3)	34,446	61,106
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.25%, 01/25/2034 (3)	25,311	25,653
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
2.35% (1 Month LIBOR USD + 0.800%), 03/25/2033 (1)	674,472	664,658
CWABS, Inc. Asset-Backed Certificates Series 2004-1
2.30% (1 Month LIBOR USD + 0.750%), 03/25/2034 (1)	52,033	52,296
2.38% (1 Month LIBOR USD + 0.830%), 03/25/2034 (1)	8,859	8,793
2.11% (1 Month LIBOR USD + 0.560%), 04/25/2034 (1)	1,112	1,098
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.45% (1 Month LIBOR USD + 0.900%), 10/25/2034 (1)	18,270	17,987
2.33% (1 Month LIBOR USD + 0.780%), 11/25/2034 (1)	925,575	918,226
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036 (3)	9,247	9,147
Diamond Resorts Owner Trust
3.27%, 10/22/2029 (2)	3,869,725	3,839,577
Discover Card Execution Note Trust
1.88%, 02/15/2023	13,003,000	12,887,509
1.84% (1 Month LIBOR USD + 0.360%), 04/15/2025 (1)	7,906,000	7,938,896
Drive Auto Receivables Trust
1.45%, 11/15/2018	3,462,471	3,462,478
2.30%, 05/17/2021	5,184,000	5,172,052
2.80%, 07/15/2022	2,493,000	2,494,098
3.53%, 12/15/2023 (2)	12,000,000	12,034,697
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (2)	1,766,000	1,793,884
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (2)	1,921,000	1,951,842
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (2)	926,471	946,482
Drive Auto Receivables Trust 2016-B
2.56%, 06/15/2020 (2)	290,442	290,728
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (2)	2,996,000	3,076,518
Drive Auto Receivables Trust 2017-1
1.67%, 05/15/2019	2,803,374	2,802,646
2.84%, 04/15/2022	3,543,000	3,558,664
3.84%, 03/15/2023	5,373,000	5,480,671
Drive Auto Receivables Trust 2017-2
1.63%, 08/15/2019	5,252,311	5,250,428
2.25%, 06/15/2021	6,033,000	6,035,513
2.75%, 09/15/2023	5,566,000	5,573,877
Drive Auto Receivables Trust 2017-A
2.51%, 01/15/2021 (2)	813,000	815,261
2.98%, 01/18/2022 (2)	1,294,000	1,302,674
4.16%, 05/15/2024 (2)	1,724,000	1,767,166
Drive Auto Receivables Trust 2017-B
1.59%, 12/17/2018 (2)	484,718	484,681
2.20%, 05/15/2020 (2)	4,051,000	4,053,517
2.61%, 08/16/2021 (2)	3,416,000	3,420,148
3.72%, 10/17/2022 (2)	2,982,000	3,021,482
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (2)	1,356,000	1,378,822
DT Auto Owner Trust 2016-3
2.65%, 07/15/2020 (2)	615,417	615,808
DT Auto Owner Trust 2016-4
1.44%, 11/15/2019 (2)	610,262	610,100
2.74%, 10/17/2022 (2)	3,000,000	2,997,030

DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (2)	4,869,000	4,866,467
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (2)	7,455,139	7,449,033
3.03%, 01/17/2023 (2)	3,026,000	3,026,285
DT Auto Owner Trust 2017-3
1.73%, 08/17/2020 (2)	8,025,259	8,013,480
3.58%, 05/15/2023 (2)	1,662,000	1,660,756
DT Auto Owner Trust 2017-4
1.85%, 08/17/2020 (2)	17,555,514	17,537,402
DTAT-2017-B
5.84%, 12/16/2022 (11)	3,400,000	3,400,000
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (2)	1,021,801	1,016,301
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (2)	214,992	215,784
Exeter Automobile Receivables Trust 2014-3
2.77%, 11/15/2019 (2)	1,063,042	1,063,537
Exeter Automobile Receivables Trust 2015-1
2.84%, 03/16/2020 (2)	444,818	445,537
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (2)	333,708	333,935
5.52%, 10/15/2021 (2)	2,230,000	2,290,827
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (2)	365,918	365,718
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (2)	2,891,412	2,888,082
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (2)	835,000	842,927
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (2)	6,119,000	6,101,196
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021 (2)	9,957,803	9,942,377
3.68%, 07/17/2023 (2)	3,836,000	3,832,533
First Investors Auto Owner Trust 2014-3
1.67%, 11/16/2020 (2)	118,330	118,278
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (2)	280,000	284,299
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (2)	108,340	108,326
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (2)	2,510,909	2,506,242
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (2)	2,767,000	2,751,183
3.60%, 04/17/2023 (2)	2,847,000	2,832,525
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (2)	3,139,746	3,122,510
3.42%, 03/09/2047 (2)	1,442,000	1,444,034
Flagship Credit Auto Trust 2014-1
2.55%, 02/18/2020 (2)	47,090	47,118
Flagship Credit Auto Trust 2014-2
2.84%, 11/16/2020 (2)	700,371	702,259
3.95%, 12/15/2020 (2)	440,000	446,060
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (2)	256,285	256,141
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (2)	585,673	586,662
3.68%, 03/15/2022 (2)	568,000	576,238
4.65%, 03/15/2022 (2)	567,000	580,160
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (2)	834,083	837,371
6.22%, 06/15/2022 (2)	3,000,000	3,170,323
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (2)	307,910	308,080
Flagship Credit Auto Trust 2016-3
1.61%, 12/15/2019 (2)	1,416,839	1,415,955
Flagship Credit Auto Trust 2016-4
1.47%, 03/16/2020 (2)	1,450,821	1,449,091
2.71%, 11/15/2022 (2)	1,743,000	1,733,451
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023 (2)	5,195,000	5,189,982
3.62%, 07/15/2023 (2)	2,995,000	2,985,732
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	86,850	86,802
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (2)	6,820,000	6,829,860
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	217,847	217,623
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (2)	7,000,000	6,976,220
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (2)	10,000,000	9,854,621
Ford Credit Auto Owner Trust 2017-A
1.92%, 04/15/2022	12,752,000	12,660,455
Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	9,698,000	9,682,939
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	4,177,000	4,164,027
Foundation Finance Trust 2017-1
3.30%, 07/15/2033 (2)	4,800,000	4,793,918
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (2)	4,000,000	3,971,016
Fremont Home Loan Trust 2004-2
2.41% (1 Month LIBOR USD + 0.860%), 07/25/2034 (1)	1,229,294	1,227,162
Galaxy XVIII CLO Ltd.
2.53% (3 Month LIBOR USD + 1.170%), 10/15/2026 (1) (2)	7,000,000	7,020,832
GCAT 2017-2 LLC
3.50%, 04/25/2047 (2)(3)	3,035,281	3,038,285
GCAT 2017-3 LLC
3.35%, 04/25/2047 (2)(3)	1,461,985	1,462,838
GCAT 2017-5 LLC
3.23%, 07/25/2047 (2)(3)	1,087,127	1,087,692
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	59	55
6.71%, 04/25/2029 (3)	34,149	28,868
GE Mortgage Services LLC
6.74%, 12/25/2028	5	4
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (2)	178,104	178,006
4.43%, 12/15/2020 (2)	954,000	957,125
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (2)	799,629	800,983
4.39%, 01/15/2021 (2)	960,000	973,638
GM Financial Automobile Leasing Trust 2015-1
1.73%, 06/20/2019	176,321	176,308
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (2)	7,152,000	7,109,182
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022 (2)	11,897,000	11,824,056

GMAT 2013-1 Trust
6.97%, 11/25/2043 (2)(3)	287,316	287,691
GMF Floorplan Owner Revolving Trust
1.98% (1 Month LIBOR USD + 0.500%), 05/15/2020 (1) (2)	4,600,000	4,605,921
2.33% (1 Month LIBOR USD + 0.850%), 05/17/2021 (1) (2)	4,900,000	4,940,579
GO Financial Auto Securitization Trust 2015-2
4.80%, 08/17/2020 (2)	933,637	938,683
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (2)	716,631	713,674
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (2)	2,960,290	2,990,136
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (2)	2,055,283	2,040,274
Goodgreen 2017-2 Trust
3.26%, 10/15/2053 (2)	5,305,921	5,263,651
Goodgreen 2017-R1A
5.00%, 10/15/2053 (11)	6,615,000	6,527,707
GSAA Trust
1.87% (1 Month LIBOR USD + 0.320%), 03/25/2035 (1)	2,156,339	2,162,553
1.82% (1 Month LIBOR USD + 0.270%), 06/25/2035 (1)	510,534	512,656
GSAMP Trust 2005-WMC2
2.17% (1 Month LIBOR USD + 0.620%), 11/25/2035 (1)	2,306,161	2,311,540
GSAMP Trust 2006-HE7
1.78% (1 Month LIBOR USD + 0.230%), 10/25/2046 (1)	1,620,235	1,609,519
Hero Funding 2017-3
3.95%, 09/20/2048 (2)	4,824,978	4,975,487
HERO Funding II 2016-3B
5.24%, 09/20/2042 (2)	1,767,376	1,790,544
HERO Funding Trust 2016-2
3.75%, 09/20/2041 (2)	3,243,624	3,291,816
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (2)	1,431,574	1,412,600
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (2)	4,285,587	4,354,445
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (2)	7,159,831	7,374,355
HERO Funding Trust 2017-2A
3.28%, 09/20/2048 (2)	6,458,554	6,431,895
Hertz Vehicle Financing II LP
2.32%, 03/25/2020 (2)	7,500,000	7,474,723
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (2)	2,512,479	2,494,481
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
1.75% (1 Month LIBOR USD + 0.200%), 03/25/2036 (1)	51,164	48,041
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	4,096,000	4,086,299
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (2)	8,025,000	8,002,697
Hyundai Auto Receivables Trust 2015-B
1.12%, 11/15/2019	387,618	386,606
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	112	112
JP Morgan Mortgage Acquisition Trust 2006-CH1
1.68% (1 Month LIBOR USD + 0.130%), 07/25/2036 (1)	2,931,002	2,921,713
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (2)	12,810,000	13,087,874
5.79%, 03/15/2022 (2)	3,710,000	3,820,968
KGS-Alpha SBA COOF Trust
0.61%, 05/25/2039 IO (2)(3)	3,735,025	60,590
KGS-Alpha SBA COOF Trust 2014-2
2.82%, 04/25/2040 IO (2)(3)	1,744,139	144,160
KKR CLO 11 Ltd.
2.54% (3 Month LIBOR USD + 1.180%), 01/15/2031 (1) (2)	6,250,000	6,246,856
KSBA 2012-2 A
0.88%, 08/25/2038 (2)(3)	5,837,821	137,983
KVK CLO 2014-1 Ltd.
2.72% (3 Month LIBOR USD + 1.300%), 05/15/2026 (1) (2)	7,000,000	6,999,762
KVK CLO 2014-2 Ltd.
2.54% (3 Month LIBOR USD + 1.180%), 07/15/2026 (1) (2)	4,250,000	4,279,002
KVK CLO 2014-3 Ltd.
2.56% (3 Month LIBOR USD + 1.200%), 10/15/2026 (1) (2)	9,250,000	9,278,925
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042 (2)	6,200,000	6,155,116
LendingClub Issuance Trust Series 2016-NP1
3.75%, 06/15/2022 (2)	275,445	276,296
6.50%, 06/15/2022 (2)	3,900,000	3,977,739
3.00%, 01/17/2023 (2)	433,512	434,051
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (2)	2,568,000	2,602,759
3.26%, 04/21/2025 (2)	3,000,000	3,013,343
Lendmark Funding Trust 2017-1A
2.83%, 12/22/2025 (2)	2,508,000	2,501,746
5.41%, 12/22/2025 (2)	1,450,000	1,489,059
Lila Mexican Holdings LLC
4.48%, 08/11/2022 (11)	2,033,965	2,005,489
Long Beach Mortgage Loan Trust 2004-1
2.30% (1 Month LIBOR USD + 0.750%), 02/25/2034 (1)	1,111,754	1,112,984
Long Beach Mortgage Loan Trust 2004-3
2.41% (1 Month LIBOR USD + 0.860%), 07/25/2034 (1)	47,042	46,879
Long Beach Mortgage Loan Trust 2006-WL2
1.75% (1 Month LIBOR USD + 0.200%), 01/25/2036 (1)	27,226	27,127
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023 (2)(11)	5,005,295	5,005,294
7.75%, 02/15/2023 (2)(11)	1,869,640	1,869,640
Magnetite XI Ltd.
2.47% (3 Month LIBOR USD + 1.120%), 01/18/2027 (1) (2)	8,750,000	8,748,583
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (2)	2,999,000	3,015,391
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (2)	771,047	772,475
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (2)	2,870,516	2,880,993
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (2)	8,895,607	8,893,900
MASTR Asset Backed Securities Trust 2005-HE1
2.27% (1 Month LIBOR USD + 0.720%), 05/25/2035 (1)	288,689	288,958
MASTR Asset Backed Securities Trust 2006-NC1
1.85% (1 Month LIBOR USD + 0.300%), 01/25/2036 (1)	2,660,688	2,665,473
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (2)	829,966	931,823
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (2)	347,144	353,588
5.25%, 12/15/2045 (2)	624,672	654,202
Mill Creek II CLO Ltd.
3.11% (3 Month LIBOR USD + 1.750%), 04/20/2028 (1) (2)	3,750,000	3,826,935
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
2.42% (1 Month LIBOR USD + 0.870%), 11/25/2034 (1)	5,620,012	5,599,892

Murray Hill Marketplace Trust 2016-LC1
4.19%, 11/25/2022 (2)	133,896	134,092
6.15%, 11/25/2022 (2)	3,000,000	3,045,795
Nationstar HECM Loan Trust 2016-2
2.24%, 06/25/2026 (2)(3)	312,105	312,228
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (2)	572,352	572,006
Nationstar HECM Loan Trust 2017-1
2.94%, 05/25/2027 (2)	510,000	510,996
Navient Student Loan Trust 2016-2
2.30% (1 Month LIBOR USD + 0.750%), 06/25/2065 (1) (2)	775,201	777,113
New Century Home Equity Loan Trust Series 2003-5
5.12%, 11/25/2033 (3)	229,885	232,533
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	58,195	58,168
Nissan Auto Receivables 2017-C Owner Trust
2.28%, 02/15/2024	5,943,000	5,926,618
NRPL Trust 2015-1
3.88%, 11/01/2054 (2)(3)	1,314,043	1,312,464
3.88%, 11/01/2054 (2)(3)	1,000,000	972,179
NRPL Trust 2015-2
3.75%, 10/25/2057 (2)(3)	3,366,975	3,386,032
3.75%, 10/25/2057 (2)(3)	1,250,000	1,161,672
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (2)	1,269,000	1,255,475
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (2)(3)	307,008	307,442
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (2)(3)	3,687,138	3,682,323
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (2)(3)	2,644,028	2,640,083
OCP Clo 2017-13 Ltd.
2.56% (3 Month LIBOR USD + 1.260%), 07/15/2030 (1) (2)	4,250,000	4,274,952
Ocwen Master Advance Receivables Trust
2.52%, 08/17/2048 (2)	2,709,000	2,708,452
4.25%, 08/17/2048 (2)	2,037,963	2,026,267
2.50%, 09/15/2048 (2)	1,345,000	1,345,999
3.81%, 08/16/2049 (2)	1,500,000	1,457,664
OnDeck Asset Securitization Trust II LLC
4.21%, 05/17/2020 (2)	6,983,000	7,010,418
7.63%, 05/17/2020 (2)	508,000	514,771
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (2)	1,062,134	1,062,495
4.58%, 09/15/2021 (2)	667,000	671,459
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (2)	19,500,000	19,441,785
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023 (2)	17,900,000	17,879,811
2.82%, 07/15/2024 (2)	4,300,000	4,289,239
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (2)	60,992	61,003
3.02%, 09/18/2024 (2)	1,864,000	1,864,831
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (2)	3,452,000	3,469,632
3.85%, 03/18/2026 (2)	500,000	504,766
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (2)	8,045,866	8,040,621
3.10%, 07/18/2025 (2)	1,627,000	1,627,141
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (2)	2,645,000	2,687,526
6.00%, 02/20/2029 (2)	1,900,000	1,962,719
OneMain Financial Issuance Trust 2017-1
2.27% (1 Month LIBOR USD + 0.800%), 09/14/2032 (1) (2)	9,800,000	9,851,643
Oportun Funding II LLC
4.70%, 03/08/2021 (2)	2,901,000	2,924,862
6.41%, 03/08/2021 (2)	811,000	820,820
Oportun Funding III LLC
3.69%, 07/08/2021 (2)	3,332,000	3,350,115
Oportun Funding IV LLC
4.85%, 11/08/2021 (2)	723,661	730,065
Oportun Funding VI LLC
3.23%, 06/08/2023 (2)	1,957,000	1,949,243
3.97%, 06/08/2023 (2)(3)	2,650,000	2,610,959
Oportun Funding VII LLC
3.22%, 10/10/2023 (2)	1,691,000	1,682,995
Option One Mortgage Loan Trust 2004-3
2.45% (1 Month LIBOR USD + 0.900%), 11/25/2034 (1)	1,691,802	1,599,129
OZLM Funding II Ltd.
2.82% (3 Month LIBOR USD + 1.440%), 10/30/2027 (1) (2)	4,500,000	4,502,934
OZLM Funding IV Ltd.
2.61% (3 Month LIBOR USD + 1.250%), 10/22/2030 (1) (2)	10,000,000	10,061,270
OZLM XI Ltd.
2.63% (3 Month LIBOR USD + 1.250%), 10/30/2030 (1) (2)	5,000,000	5,025,290
OZLM XV Ltd.
2.85% (3 Month LIBOR USD + 1.490%), 01/20/2029 (1) (2)	7,750,000	7,793,997
Palmer Square CLO 2014-1 Ltd.
0.00% (3 Month LIBOR USD + 1.130%), 01/17/2031 (1) (2)	4,000,000	4,000,000
Palmer Square CLO 2015-1 Ltd.
2.74% (3 Month LIBOR USD + 1.300%), 05/21/2029 (1) (2)	8,000,000	8,050,336
Palmer Square CLO 2015-2 Ltd.
2.63% (3 Month LIBOR USD + 1.270%), 07/20/2030 (1) (2)	7,250,000	7,303,766
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
2.39% (1 Month LIBOR USD + 0.840%), 01/25/2036 (1)	4,168,063	4,185,959
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (2)	3,355,251	3,347,041
3.14%, 06/12/2032 (2)	2,012,000	2,009,327
3.44%, 06/12/2032 (2)	2,138,000	2,140,028
4.43%, 06/12/2032 (2)	892,000	899,863
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (2)	5,206,536	5,233,980
4.67%, 11/12/2032 (2)	295,000	303,346
5.66%, 11/12/2032 (2)	1,000,000	1,042,523
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034 (2)	2,000,000	1,973,344
Prosper Marketplace Issuance Trust Series 2017-1
2.56%, 06/15/2023 (2)	1,630,351	1,635,262
2.41%, 09/15/2023 (2)	2,397,738	2,399,685
2.36%, 11/15/2023 (2)	4,875,225	4,876,940
PRPM 2017-2 LLC
3.50%, 09/25/2022 (2)(3)	4,121,228	4,108,888
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	6,009	6,062
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034 (3)	1,520	1,532
RASC Series 2005-KS6 Trust
2.17% (1 Month LIBOR USD + 0.620%), 07/25/2035 (1)	879,428	883,691

RBSHD 2013-1 Trust
7.69%, 10/25/2047 (2)(3)(11)	500,855	502,081
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (2)(3)	8,501,089	8,506,718
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037 (3) (12)	301,309	155,394
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035 (3)	55,875	56,240
Renew 2017-1
3.67%, 09/20/2052 (2)	2,785,087	2,751,232
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041 (2)(11)	5,771,164	6,140,276
Santander Drive Auto Receivables Trust 2015-2
1.83%, 01/15/2020	131,039	131,041
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	1,375,812	1,374,447
2.10%, 06/15/2021	4,842,000	4,828,403
2.58%, 05/16/2022	3,957,000	3,945,044
3.17%, 04/17/2023	5,074,000	5,099,276
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,189,509
3.49%, 07/17/2023	1,633,000	1,649,201
Santander Drive Auto Receivables Trust 2017-3
2.76%, 12/15/2022	4,350,000	4,351,927
Santander Retail Auto Lease Trust 2017-A
2.22%, 01/20/2021 (2)	5,419,000	5,402,285
Saxon Asset Securities Trust 2003-1
4.75%, 06/25/2033 (3)	59,428	60,049
Securitized Asset Backed Receivables LLC Trust 2005-OP2
1.88% (1 Month LIBOR USD + 0.330%), 10/25/2035 (1) (2)	62,025	62,023
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.46%, 01/25/2036 (3)	70,462	63,056
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (2)	273,243	273,597
SMORE 2014-1A A1R MTG
2.59% (3 Month LIBOR USD + 1.170%), 05/15/2026 (1) (2)	8,425,273	8,464,568
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (2)	1,146,602	1,164,763
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041 (2)	18,200,000	18,221,452
Sound Point Clo XVI Ltd.
2.57% (3 Month LIBOR USD + 1.280%), 07/25/2030 (1) (2)	7,750,000	7,803,281
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
2.22% (1 Month LIBOR USD + 0.670%), 10/25/2035 (1)	242,244	241,125
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
1.85% (1 Month LIBOR USD + 0.300%), 12/25/2036 (1)	1,320,400	1,320,658
SpringCastle America Funding LLC
3.05%, 04/25/2029 (2)	2,592,377	2,608,454
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (2)	18,692,000	18,766,138
3.62%, 11/15/2024 (2)	1,087,000	1,090,589
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (2)	9,900,000	9,815,099
Structured Asset Sec Co. Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	47,364	46,985
3.45%, 02/25/2032	95,749	94,053
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035 (3)	5,098	5,263
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034 (3)	167,190	168,026
6.05%, 03/25/2034 (3)	133,709	136,070
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	4,964,467
Synchrony Credit Card Master Note Trust 2016-3
1.58%, 09/15/2022	6,000,000	5,936,547
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (2)(3)	8,228,441	8,221,050
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (2)(3)	7,134,301	7,108,690
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	8,103,097	8,089,786
Tricolor Auto Securitization Trust 2017-1
5.09%, 05/15/2020 (2)(11)	2,215,097	2,208,842
TRINITAS CLO IV Ltd.
3.10% (3 Month LIBOR USD + 1.750%), 04/18/2028 (1) (2)	7,500,000	7,509,233
Upstart Securitization Trust 2017-1
2.64%, 06/20/2024 (2)	5,604,390	5,602,641
USASF Receivables 2017-A LLC
5.75%, 09/15/2030 (2)(11)	4,057,724	4,039,692
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (2)	375,000	372,534
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (2)	12,000,000	11,917,835
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (2)	6,485,000	6,441,669
Verizon Owner Trust 2017-3
2.06%, 04/20/2022 (2)	12,703,000	12,637,745
VM DEBT LLC
6.50%, 10/02/2024 (2)(11)	4,640,000	4,640,000
VOLT LIV LLC
3.50%, 02/25/2047 (2)(3)	1,200,828	1,202,464
VOLT LIX LLC
3.25%, 05/25/2047 (2)(3)	1,378,440	1,381,803
VOLT LV LLC
3.50%, 03/25/2047 (2)(3)	3,279,157	3,290,724
VOLT LVI LLC
3.50%, 03/25/2047 (2)(3)	5,477,696	5,501,021
VOLT LVII LLC
3.38%, 04/25/2047 (2)(3)	3,476,879	3,490,580
VOLT LVIII LLC
3.38%, 05/28/2047 (2)(3)	1,556,155	1,558,440
VOLT LX LLC
3.25%, 04/25/2059 (2)(3)	2,200,879	2,204,655
VOLT LXI LLC
3.13%, 06/25/2047 (2)(3)	7,335,239	7,338,064
VOLT LXIV LLC
3.38%, 10/25/2047 (2)(3)	9,497,296	9,492,431
VOLT XL LLC
4.38%, 11/27/2045 (2)(3)	634,028	635,448
VOLT XXV LLC
3.50%, 06/26/2045 (2)(3)	3,247,277	3,249,746
VOLT XXXVIII LLC
3.88%, 09/25/2045 (2)(3)	573,868	574,794
Voya CLO 2015-1 Ltd.
2.40% (3 Month LIBOR USD + 0.900%), 01/18/2029 (1) (2)	6,000,000	6,000,000

Wells Fargo Dealer Floorplan Master Note Trust
2.00% (1 Month LIBOR USD + 0.500%), 01/20/2020 (1)	5,300,000	5,301,229
West CLO 2013-1 Ltd.
2.55% (3 Month LIBOR USD + 1.160%), 11/07/2025 (1) (2)	15,000,000	15,042,360
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (2)	180,707	180,622
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (2)	1,752,328	1,750,076
4.05%, 12/20/2030 (2)	3,118,761	3,118,154
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (2)	1,000,000	1,008,589
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (2)	300,607	300,489
4.10%, 06/15/2021 (2)	300,000	303,123
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (2)	1,873,000	1,863,238
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (2)	1,195,000	1,195,070
3.46%, 10/17/2022 (2)	1,202,000	1,206,950
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022 (2)	772,000	766,470
World Financial Network Credit Card Master Trust
2.31%, 08/15/2024	9,989,000	9,946,026
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020	209,476	209,139
Zais Ltd.
2.65% (3 Month LIBOR USD + 1.290%), 04/15/2030 (1) (2)	2,000,000	2,009,328

Total Asset-Backed Obligations		$1,555,999,792

Corporate Bonds - 30.50%
Basic Materials - 1.39%
Agrium, Inc.
3.15%, 10/01/2022	$875,000	$884,766
3.38%, 03/15/2025	430,000	431,892
4.13%, 03/15/2035	1,960,000	2,023,494
6.13%, 01/15/2041	2,850,000	3,622,771
5.25%, 01/15/2045	712,000	827,690
Air Liquide Finance SA
2.25%, 09/27/2023 (2)	550,000	532,411
Anglo American Capital Plc
9.38%, 04/08/2019 (2)	215,000	233,132
3.63%, 09/11/2024 (2)	630,000	626,841
4.75%, 04/10/2027 (2)	4,059,000	4,247,066
4.00%, 09/11/2027 (2)	652,000	647,455
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	256,055
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,621,282
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,433,513
BHP Billiton Finance USA Ltd.
5.00%, 09/30/2043	740,000	906,488
6.25% (5 Year Swap Rate USD + 4.970%), 10/19/2075 (1) (2)	985,000	1,066,263
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027 (2)	1,404,000	1,394,382
CF Industries, Inc.
7.13%, 05/01/2020	423,000	460,647
5.38%, 03/15/2044	2,040,000	2,014,500
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (2)	530,000	543,421
Dow Chemical Co./The
8.55%, 05/15/2019	12,359,000	13,385,895
4.13%, 11/15/2021	470,000	492,759
3.00%, 11/15/2022	918,000	922,745
4.25%, 10/01/2034	339,000	356,070
4.38%, 11/15/2042	1,570,000	1,650,501
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,437,279
4.50%, 01/15/2021	352,000	368,766
4.65%, 10/15/2044	2,930,000	3,193,348
EI du Pont de Nemours & Co
5.60%, 12/15/2036	155,000	188,206
4.90%, 01/15/2041	161,000	183,784
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,746,468
Freeport-McMoRan, Inc.
6.75%, 02/01/2022	649,000	671,715
3.55%, 03/01/2022	5,025,000	4,968,469
Georgia-Pacific LLC
5.40%, 11/01/2020 (2)	3,160,000	3,407,872
3.73%, 07/15/2023 (2)	5,380,000	5,603,942
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (2)	5,000,000	5,239,000
Glencore Funding LLC
2.50%, 01/15/2019 (2)	537,000	537,349
4.13%, 05/30/2023 (2)	54,000	55,863
4.63%, 04/29/2024 (2)	1,500,000	1,583,700
4.00%, 03/27/2027 (2)	6,300,000	6,323,569
3.88%, 10/27/2027 (2)	875,000	863,415
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,849,594
International Paper Co.
3.00%, 02/15/2027	4,714,000	4,569,124
5.00%, 09/15/2035	2,265,000	2,559,932
8.70%, 06/15/2038	350,000	529,040
7.30%, 11/15/2039	500,000	703,853
6.00%, 11/15/2041	3,150,000	3,939,768
5.15%, 05/15/2046	1,085,000	1,255,359
LYB International Finance BV
5.25%, 07/15/2043	760,000	883,167
4.88%, 03/15/2044	945,000	1,047,995
LyondellBasell Industries NV
5.00%, 04/15/2019	1,854,000	1,903,428
5.75%, 04/15/2024	2,550,000	2,905,654
4.63%, 02/26/2055	3,300,000	3,465,796
Mexichem SAB de CV
4.88%, 09/19/2022 (2)	3,425,000	3,639,062
5.50%, 01/15/2048 (2)	2,398,000	2,335,053
Monsanto Co.
4.70%, 07/15/2064	91,000	94,864
Mosaic Co./The
4.25%, 11/15/2023	10,506,000	10,877,471
5.45%, 11/15/2033	814,000	885,968
4.88%, 11/15/2041	52,000	51,676
5.63%, 11/15/2043	2,920,000	3,143,765
Nucor Corp.
4.00%, 08/01/2023	176,000	184,260
6.40%, 12/01/2037	800,000	1,070,305

Potash Co. of Saskatchewan, Inc.
6.50%, 05/15/2019	392,000	412,171
3.00%, 04/01/2025	1,100,000	1,077,844
PPG Industries, Inc.
9.00%, 05/01/2021	217,000	257,620
5.50%, 11/15/2040	118,000	144,369
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	66,933
Rio Tinto Finance USA Ltd.
3.75%, 06/15/2025	8,735,000	9,154,212
Samarco Mineracao SA
5.75%, 10/24/2023 (2)(12)	537,000	365,160
Sherwin-Williams Co./The
2.75%, 06/01/2022	7,986,000	7,953,995
3.13%, 06/01/2024	401,000	403,124
Solvay Finance America LLC
3.40%, 12/03/2020 (2)	4,000,000	4,084,131
4.45%, 12/03/2025 (2)	7,000,000	7,436,727
Southern Copper Co.
5.88%, 04/23/2045	2,000,000	2,413,689
Union Carbide Co.
7.50%, 06/01/2025	624,000	775,759
7.75%, 10/01/2096	681,000	941,492
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	964,750
Vale Overseas Ltd.
5.88%, 06/10/2021	4,249,000	4,627,161
4.38%, 01/11/2022	12,621,000	13,050,114
6.25%, 08/10/2026	5,612,000	6,501,502
8.25%, 01/17/2034	2,444,000	3,229,135
6.88%, 11/21/2036	4,429,000	5,425,525
6.88%, 11/10/2039	107,000	131,209
Westlake Chemical Corp.
4.38%, 11/15/2047	593,000	615,273

		204,881,813

Communications - 2.18%
21st Century Fox America, Inc.
7.25%, 05/18/2018	203,000	207,038
8.88%, 04/26/2023	108,000	136,700
9.50%, 07/15/2024	175,000	238,656
3.70%, 10/15/2025	380,000	396,460
7.30%, 04/30/2028	454,000	587,953
7.63%, 11/30/2028	310,000	413,687
6.20%, 12/15/2034	258,000	332,958
6.40%, 12/15/2035	3,657,000	4,856,826
6.65%, 11/15/2037	310,000	426,082
6.90%, 08/15/2039	155,000	218,606
6.15%, 02/15/2041	350,000	464,283
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	391,000	404,322
4.20%, 12/06/2047	5,252,000	5,463,116
Amazon.com, Inc.
2.80%, 08/22/2024 (2)	796,000	793,398
3.80%, 12/05/2024	1,086,000	1,146,740
4.80%, 12/05/2034	854,000	1,001,709
3.88%, 08/22/2037 (2)	1,700,000	1,802,500
4.25%, 08/22/2057 (2)	2,080,000	2,266,557
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,657,394
5.00%, 03/30/2020	7,300,000	7,693,089
3.13%, 07/16/2022	374,000	378,312
6.13%, 03/30/2040	283,000	359,345
AT&T, Inc.
5.50%, 02/01/2018	270,000	270,773
5.80%, 02/15/2019	273,000	283,282
3.90%, 03/11/2024	3,750,000	3,847,828
4.45%, 04/01/2024	764,000	808,012
3.95%, 01/15/2025	811,000	830,173
3.40%, 05/15/2025	16,443,000	16,162,106
4.13%, 02/17/2026	1,365,000	1,395,855
3.90%, 08/14/2027	6,000,000	6,038,360
4.10%, 02/15/2028 (2)	618,000	619,861
4.30%, 02/15/2030 (2)	2,227,000	2,226,485
4.50%, 05/15/2035	6,175,000	6,134,277
5.25%, 03/01/2037	5,873,000	6,207,268
4.90%, 08/14/2037	8,421,000	8,538,711
6.00%, 08/15/2040	2,106,000	2,381,638
5.35%, 09/01/2040	1,543,000	1,627,111
6.38%, 03/01/2041	329,000	387,808
5.15%, 03/15/2042	866,000	897,837
4.30%, 12/15/2042	444,000	416,760
4.80%, 06/15/2044	2,060,000	2,035,827
4.35%, 06/15/2045	511,000	471,045
4.75%, 05/15/2046	495,000	483,720
5.15%, 11/15/2046 (2)	7,304,000	7,458,703
4.55%, 03/09/2049	1,445,000	1,358,783
5.30%, 08/14/2058	3,450,000	3,458,124
British Telecommunications Plc
5.95%, 01/15/2018	289,000	289,387
2.35%, 02/14/2019	220,000	220,218
9.13%, 12/15/2030	721,000	1,076,880
CBS Co.
3.70%, 08/15/2024	848,000	872,395
4.00%, 01/15/2026	1,000,000	1,021,734
3.38%, 02/15/2028	4,022,000	3,872,068
3.70%, 06/01/2028 (2)	870,000	857,705
5.90%, 10/15/2040	67,000	79,077
4.85%, 07/01/2042	77,000	80,689
4.90%, 08/15/2044	315,000	330,777
Centel Capital Co.
9.00%, 10/15/2019	464,000	498,891
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,261,000	14,095,713
6.38%, 10/23/2035	1,461,000	1,712,274
5.38%, 05/01/2047	7,569,000	7,754,500
6.83%, 10/23/2055	1,745,000	2,097,189
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	906,079
3.63%, 03/04/2024	550,000	579,296
2.95%, 02/28/2026	467,000	469,081
5.90%, 02/15/2039	515,000	703,578
5.50%, 01/15/2040	481,000	635,963
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	708,077
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	240,490

Comcast Corp.
3.15%, 02/15/2028	6,549,000	6,567,896
4.25%, 01/15/2033	3,095,000	3,371,331
4.20%, 08/15/2034	555,000	592,621
6.50%, 11/15/2035	2,370,000	3,202,031
3.97%, 11/01/2047	154,000	158,938
4.00%, 11/01/2049	638,000	652,673
4.05%, 11/01/2052	1,902,000	1,944,148
Cox Communications, Inc.
3.25%, 12/15/2022 (2)	348,000	348,637
3.85%, 02/01/2025 (2)	2,000,000	2,046,140
3.35%, 09/15/2026 (2)	369,000	360,504
4.80%, 02/01/2035 (2)	7,150,000	7,281,626
8.38%, 03/01/2039 (2)	1,500,000	2,109,240
4.60%, 08/15/2047 (2)	2,393,000	2,413,062
Cox Enterprises, Inc.
7.38%, 07/15/2027 (2)	273,000	336,665
Crown Castle Towers LLC
3.22%, 05/15/2022 (2)	589,000	594,908
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	220,357
2.23%, 01/17/2020 (2)	4,602,000	4,579,870
3.60%, 01/19/2027 (2)	999,000	1,003,570
8.75%, 06/15/2030	49,000	72,477
4.88%, 03/06/2042 (2)	240,000	272,276
Discovery Communications LLC
4.38%, 06/15/2021	752,000	786,658
3.95%, 03/20/2028	631,000	627,435
5.00%, 09/20/2037	540,000	559,104
6.35%, 06/01/2040	1,161,000	1,364,823
5.20%, 09/20/2047	1,875,000	1,955,314
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,334,450
3.45%, 08/01/2024	669,000	679,766
4.00%, 07/15/2042	213,000	196,520
Grupo Televisa SAB
5.00%, 05/13/2045	860,000	878,502
6.13%, 01/31/2046	382,000	451,898
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (2)	271,000	268,683
3.48%, 06/16/2025 (2)	314,000	310,083
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	741,847
5.95%, 04/01/2041	527,000	686,399
4.45%, 01/15/2043	1,765,000	1,924,339
Orange SA
2.75%, 02/06/2019	3,000,000	3,016,374
Priceline Group, Inc.
2.75%, 03/15/2023	857,000	853,777
3.55%, 03/15/2028	1,500,000	1,485,375
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,162,782
Rogers Communications, Inc.
3.63%, 12/15/2025	4,350,000	4,441,849
8.75%, 05/01/2032	258,000	366,422
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (2)	361,000	447,604
Sky Plc
3.75%, 09/16/2024 (2)	287,000	299,263
Sprint Capital Co.
6.90%, 05/01/2019	301,000	314,921
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (2)	2,752,500	2,769,703
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	180,543
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,092,250
7.18%, 06/18/2019	215,000	228,169
7.20%, 07/18/2036	1,644,000	2,042,670
Telefonica Emisiones SAU
3.19%, 04/27/2018	221,000	221,785
5.13%, 04/27/2020	500,000	529,274
5.46%, 02/16/2021	233,000	252,017
4.10%, 03/08/2027	5,844,000	6,036,904
5.21%, 03/08/2047	1,044,000	1,183,743
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	231,092
3.95%, 09/30/2021	934,000	966,672
3.85%, 09/29/2024	342,000	354,450
4.50%, 05/23/2043	312,000	322,469
Time Warner Cable LLC
6.75%, 07/01/2018	5,490,000	5,611,510
8.75%, 02/14/2019	184,000	196,172
4.13%, 02/15/2021	222,000	228,593
6.55%, 05/01/2037	375,000	440,743
7.30%, 07/01/2038	1,023,000	1,281,462
6.75%, 06/15/2039	539,000	646,296
5.88%, 11/15/2040	475,000	515,004
5.50%, 09/01/2041	5,615,000	5,848,136
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,208,760
Time Warner, Inc.
4.75%, 03/29/2021	585,000	622,617
3.55%, 06/01/2024	2,300,000	2,324,801
3.60%, 07/15/2025	2,670,000	2,675,346
2.95%, 07/15/2026	2,000,000	1,891,109
3.80%, 02/15/2027	2,850,000	2,846,506
5.38%, 10/15/2041	181,000	200,047
4.65%, 06/01/2044	2,145,000	2,179,438
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	551,256
2.95%, 03/15/2022	2,677,000	2,692,982
5.15%, 09/15/2023	3,057,000	3,400,833
4.13%, 03/16/2027	4,800,000	5,003,614
4.50%, 08/10/2033	7,079,000	7,420,012
4.40%, 11/01/2034	6,843,000	6,968,777
4.27%, 01/15/2036	8,521,000	8,470,826
5.25%, 03/16/2037	2,416,000	2,654,999
4.81%, 03/15/2039	13,093,000	13,687,781
5.01%, 08/21/2054	448,000	456,620
4.67%, 03/15/2055	895,000	863,244
Viacom, Inc.
3.88%, 04/01/2024	630,000	628,437
6.88%, 04/30/2036	750,000	850,479
4.38%, 03/15/2043	1,370,000	1,185,042

Vodafone Group Plc
1.50%, 02/19/2018	1,218,000	1,217,089
2.95%, 02/19/2023	78,000	78,308
Walt Disney Co./The
3.00%, 02/13/2026	1,000,000	1,003,320
1.85%, 07/30/2026	259,000	237,987
2.95%, 06/15/2027	700,000	696,357
3.00%, 07/30/2046	160,000	142,116

		321,309,657

Consumer, Cyclical - 2.00%
Advance Auto Parts, Inc.
4.50%, 12/01/2023	673,000	707,465
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (2)	322,071	339,008
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030 (2)	1,253,000	1,252,417
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030 (2)	886,000	881,570
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022 (2)	7,450,000	7,380,554
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	88,167	92,760
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,201,563	1,237,009
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	3,752,444	3,993,449
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	415,350	424,696
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,631,572	2,628,783
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	231,312	234,608
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,440,960	1,436,738
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,273,439	2,222,264
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,327,000	2,377,729
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	450,000	453,681
American Honda Finance Corp.
1.60%, 02/16/2018 (2)	302,000	301,833
2.13%, 10/10/2018	352,000	352,553
2.25%, 08/15/2019	739,000	740,030
2.90%, 02/16/2024	300,000	301,715
2.30%, 09/09/2026	185,000	175,057
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	197,247
4.50%, 03/01/2023	183,000	192,462
AutoZone, Inc.
3.75%, 06/01/2027	550,000	558,044
BMW US Capital LLC
2.25%, 09/15/2023 (2)	894,000	868,338
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (2)	402,000	387,808
2.75%, 10/03/2026 (2)	600,000	572,262
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	1,352	1,352
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	20,389	21,408
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,427,318	5,917,405
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,999,118	5,210,831
CVS Health Corp.
3.50%, 07/20/2022	3,000,000	3,055,466
4.00%, 12/05/2023	6,401,000	6,654,185
5.30%, 12/05/2043	3,260,000	3,790,315
5.13%, 07/20/2045	5,960,000	6,824,864
CVS Pass-Through Trust
5.77%, 01/10/2033 (2)	855,275	961,404
5.93%, 01/10/2034 (2)	628,952	716,781
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (2)	2,841,434	2,864,336
Daimler Finance North America LLC
1.88%, 01/11/2018 (2)	3,080,000	3,079,889
2.38%, 08/01/2018 (2)	195,000	195,411
2.00%, 08/03/2018 (2)	300,000	300,034
2.25%, 07/31/2019 (2)	3,250,000	3,255,628
2.25%, 03/02/2020 (2)	3,575,000	3,561,112
2.88%, 03/10/2021 (2)	700,000	705,632
3.30%, 05/19/2025 (2)	1,490,000	1,511,012
3.45%, 01/06/2027 (2)	1,750,000	1,790,456
8.50%, 01/18/2031	155,000	234,076
Darden Restaurants, Inc.
3.85%, 05/01/2027	564,000	574,624
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,273,237	3,723,307
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	173,261	177,801
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	69,879	72,234
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	223,071	231,994
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,254,597
Ford Motor Co.
7.45%, 07/16/2031	6,449,000	8,427,365
4.75%, 01/15/2043	7,640,000	7,741,654
5.29%, 12/08/2046	1,900,000	2,065,849
Ford Motor Credit Co. LLC
2.15%, 01/09/2018	386,000	386,008
2.24%, 06/15/2018	942,000	942,888
2.55%, 10/05/2018	1,500,000	1,504,349
2.38%, 03/12/2019	819,000	819,232
2.60%, 11/04/2019	1,000,000	1,000,540
3.16%, 08/04/2020	1,300,000	1,315,788
2.34%, 11/02/2020	20,474,000	20,278,217
3.34%, 03/18/2021	800,000	812,433
3.34%, 03/28/2022	6,214,000	6,285,215
4.25%, 09/20/2022	3,800,000	3,984,125
3.81%, 01/09/2024	1,122,000	1,145,178
4.13%, 08/04/2025	265,000	274,002
3.82%, 11/02/2027	1,900,000	1,899,928
General Motors Co.
4.00%, 04/01/2025	8,070,000	8,285,552
6.60%, 04/01/2036	2,921,000	3,556,705
5.15%, 04/01/2038	6,202,000	6,607,657

General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,300,197
2.45%, 11/06/2020	5,032,000	4,993,787
4.38%, 09/25/2021	5,000,000	5,258,897
3.45%, 01/14/2022	6,500,000	6,586,978
3.45%, 04/10/2022	6,502,000	6,587,912
3.70%, 05/09/2023	5,249,000	5,352,808
3.95%, 04/13/2024	2,250,000	2,315,874
3.50%, 11/07/2024	1,230,000	1,227,203
4.00%, 01/15/2025	1,140,000	1,171,061
4.30%, 07/13/2025	580,000	604,274
4.00%, 10/06/2026	1,190,000	1,209,955
4.35%, 01/17/2027	979,000	1,017,934
Hasbro, Inc.
3.50%, 09/15/2027	933,000	911,545
Home Depot, Inc./The
2.63%, 06/01/2022	494,000	496,695
3.00%, 04/01/2026	148,000	148,155
2.13%, 09/15/2026	298,000	278,925
2.80%, 09/14/2027	600,000	590,079
5.88%, 12/16/2036	5,490,000	7,423,924
4.20%, 04/01/2043	655,000	720,788
4.40%, 03/15/2045	268,000	303,224
3.50%, 09/15/2056	214,000	205,627
Hyundai Capital America
2.40%, 10/30/2018 (2)	2,717,000	2,714,360
2.00%, 07/01/2019 (2)	301,000	297,369
2.75%, 09/18/2020 (2)	4,000,000	3,971,193
3.10%, 04/05/2022 (2)	2,500,000	2,486,371
Hyundai Capital Services, Inc.
3.00%, 03/06/2022 (2)	3,725,000	3,669,401
Lowe’s Cos, Inc.
3.38%, 09/15/2025	477,000	491,374
4.65%, 04/15/2042	449,000	512,671
4.05%, 05/03/2047	2,984,000	3,173,459
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,714,011
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,299,014
McDonald’s Co.
4.70%, 12/09/2035	591,000	670,842
6.30%, 10/15/2037	679,000	911,300
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	5,220,000	6,218,380
Nissan Motor Acceptance Co.
1.80%, 03/15/2018 (2)	727,000	726,925
2.65%, 09/26/2018 (2)	500,000	501,895
1.90%, 09/14/2021 (2)	314,000	305,442
2.60%, 09/28/2022 (2)	900,000	888,624
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	411,647
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	505,023
3.60%, 09/01/2027	802,000	804,714
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	980,000	979,285
Starbucks Co.
4.30%, 06/15/2045	604,000	666,657
Target Co.
3.50%, 07/01/2024	355,000	370,029
Toyota Motor Credit Co.
1.45%, 01/12/2018	193,000	192,981
1.55%, 10/18/2019	9,760,000	9,672,251
2.80%, 07/13/2022	640,000	647,483
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	882,000	893,978
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,990,000	6,972,525
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	492,000	488,605
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,800,000	1,765,350
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018 (11)	4,183	4,225
Walgreen Co.
4.40%, 09/15/2042	400,000	400,722
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	670,000	684,094
4.50%, 11/18/2034	6,402,000	6,680,428
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	3,973,599
7.55%, 02/15/2030	72,000	104,700
3.63%, 12/15/2047	1,250,000	1,308,225
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,064,087

		295,178,000

Consumer, Non-cyclical - 3.97%
Abbott Laboratories
2.90%, 11/30/2021	15,375,000	15,551,280
3.88%, 09/15/2025	748,000	773,490
4.75%, 11/30/2036	10,000,000	11,228,127
AbbVie, Inc.
2.00%, 11/06/2018	866,000	865,732
2.50%, 05/14/2020	8,017,000	8,041,225
2.90%, 11/06/2022	25,157,000	25,204,819
3.20%, 11/06/2022	400,000	406,126
2.85%, 05/14/2023	5,474,000	5,461,177
3.60%, 05/14/2025	13,071,000	13,434,888
4.50%, 05/14/2035	4,194,000	4,603,362
4.30%, 05/14/2036	1,552,000	1,661,845
Aetna, Inc.
2.80%, 06/15/2023	419,000	412,309
6.75%, 12/15/2037	341,000	467,354
4.50%, 05/15/2042	205,000	219,370
4.75%, 03/15/2044	1,800,000	2,007,816
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,065,895
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,257,731
3.85%, 06/15/2024	1,198,000	1,227,394
3.80%, 03/15/2025	4,115,000	4,188,326
4.55%, 03/15/2035	6,389,000	6,756,189
4.75%, 03/15/2045	905,000	962,597

Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	549,120
2.80%, 03/15/2023	971,000	960,359
Amgen, Inc.
5.70%, 02/01/2019	204,000	211,728
2.20%, 05/11/2020	7,280,000	7,239,312
2.70%, 05/01/2022	5,600,000	5,593,352
3.63%, 05/15/2022	845,000	874,727
3.13%, 05/01/2025	525,000	527,027
4.95%, 10/01/2041	464,000	537,357
4.66%, 06/15/2051	7,544,000	8,429,720
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	131,717
2.63%, 01/17/2023	160,000	159,406
3.30%, 02/01/2023	5,742,000	5,874,938
3.65%, 02/01/2026	7,200,000	7,428,384
4.70%, 02/01/2036	8,482,000	9,512,174
4.00%, 01/17/2043	810,000	816,300
4.90%, 02/01/2046	8,199,000	9,494,102
Anheuser-Busch InBev Worldwide, Inc.
2.20%, 08/01/2018	5,080,000	5,085,327
4.95%, 01/15/2042	2,735,000	3,163,218
4.44%, 10/06/2048	139,000	151,280
Anthem, Inc.
2.30%, 07/15/2018	289,000	289,630
3.13%, 05/15/2022	484,000	488,215
3.30%, 01/15/2023	271,000	274,935
3.50%, 08/15/2024	694,000	707,412
4.63%, 05/15/2042	400,000	435,440
4.65%, 01/15/2043	391,000	428,378
5.10%, 01/15/2044	1,881,000	2,193,513
4.65%, 08/15/2044	395,000	433,422
4.38%, 12/01/2047	4,500,000	4,776,981
BAT Capital Corp.
3.22%, 08/15/2024 (2)	7,145,000	7,143,104
4.39%, 08/15/2037 (2)	5,708,000	5,967,280
4.54%, 08/15/2047 (2)	1,888,000	1,986,074
Baxalta, Inc.
3.60%, 06/23/2022	367,000	375,301
5.25%, 06/23/2045	167,000	194,461
Bayer US Finance LLC
3.38%, 10/08/2024 (2)	471,000	479,113
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,927,628
3.97%, 11/15/2046	3,700,000	3,844,242
Becton Dickinson and Co.
2.68%, 12/15/2019	135,000	135,471
3.73%, 12/15/2024	1,972,000	2,019,277
4.67%, 06/06/2047	538,000	581,968
Biogen, Inc.
3.63%, 09/15/2022	673,000	697,372
5.20%, 09/15/2045	366,000	434,093
Brown-Forman Co.
4.50%, 07/15/2045	375,000	424,114
Bunge Ltd. Finance Corp.
8.50%, 06/15/2019	7,456,000	8,076,188
3.50%, 11/24/2020	283,000	288,882
3.25%, 08/15/2026	284,000	271,336
3.75%, 09/25/2027	1,059,000	1,043,419
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	419,378
3.41%, 06/15/2027	800,000	782,846
4.90%, 09/15/2045	315,000	338,288
Cargill, Inc.
3.30%, 03/01/2022 (2)	800,000	813,942
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,239,152
4.00%, 08/15/2023	298,000	313,471
3.63%, 05/15/2024	686,000	705,370
5.70%, 10/15/2040	302,000	358,137
4.35%, 11/15/2047	7,167,000	7,437,634
Cigna Co.
3.25%, 04/15/2025	970,000	974,506
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	2,511,000	2,820,112
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	3,906,000	3,915,221
3.88%, 11/26/2023	550,000	575,232
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	42,263
9.75%, 03/01/2021	1,750,000	2,096,585
7.00%, 10/01/2028	3,250,000	4,025,362
Constellation Brands, Inc.
2.65%, 11/07/2022	10,435,000	10,322,608
4.25%, 05/01/2023	200,000	211,541
Danaher Co.
2.40%, 09/15/2020	280,000	281,036
Danone SA
2.59%, 11/02/2023 (2)	1,600,000	1,560,074
Diageo Investment Co.
8.00%, 09/15/2022	516,000	633,183
DP World Ltd.
6.85%, 07/02/2037 (2)	1,543,000	1,897,992
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (2)	350,000	350,473
4.42%, 12/15/2046	9,350,000	9,815,774
Ecolab, Inc.
2.25%, 01/12/2020	233,000	232,868
3.25%, 01/14/2023	452,000	462,087
3.25%, 12/01/2027 (2)	646,000	646,143
5.50%, 12/08/2041	14,000	17,513
3.95%, 12/01/2047 (2)	114,000	116,419
ERAC USA Finance LLC
2.80%, 11/01/2018 (2)	4,875,000	4,897,704
4.50%, 08/16/2021 (2)	400,000	421,836
6.70%, 06/01/2034 (2)	508,000	640,821
5.63%, 03/15/2042 (2)	357,000	421,214
4.50%, 02/15/2045 (2)	300,000	307,912
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,261,254
3.05%, 11/30/2022	9,105,000	9,088,272
3.00%, 07/15/2023	178,000	176,735
3.50%, 06/15/2024	897,000	904,750
4.50%, 02/25/2026	755,000	801,015
4.80%, 07/15/2046	218,000	231,703
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	553,468

Forest Laboratories LLC
5.00%, 12/15/2021 (2)	3,500,000	3,742,779
Gilead Sciences, Inc.
2.50%, 09/01/2023	250,000	246,766
3.70%, 04/01/2024	4,637,000	4,850,223
3.50%, 02/01/2025	385,000	398,082
3.65%, 03/01/2026	374,000	387,890
4.60%, 09/01/2035	4,558,000	5,132,359
4.00%, 09/01/2036	1,133,000	1,197,765
5.65%, 12/01/2041	1,020,000	1,292,361
4.75%, 03/01/2046	4,626,000	5,346,247
4.15%, 03/01/2047	600,000	637,599
GlaxoSmithKline Capital, Inc.
2.85%, 05/08/2022	320,000	324,765
6.38%, 05/15/2038	217,000	305,909
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (2)	5,000,000	5,155,353
4.70%, 11/10/2047 (2)	4,500,000	4,541,445
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,780,816
Johnson & Johnson
2.63%, 01/15/2025	1,772,000	1,762,573
4.38%, 12/05/2033	1,225,000	1,395,747
3.40%, 01/15/2038	12,897,000	13,199,426
4.50%, 12/05/2043	2,780,000	3,244,156
Kellogg Co.
3.25%, 05/21/2018	234,000	235,020
3.40%, 11/15/2027	1,200,000	1,193,845
Kimberly-Clark Co.
2.40%, 03/01/2022	140,000	139,449
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	544,712
5.38%, 02/10/2020	138,000	146,202
3.50%, 06/06/2022	388,000	396,975
6.88%, 01/26/2039	1,645,000	2,163,974
6.50%, 02/09/2040	310,000	393,022
5.00%, 06/04/2042	505,000	541,443
Kraft Heinz Foods Co.
2.00%, 07/02/2018	2,771,000	2,770,907
2.80%, 07/02/2020	3,775,000	3,796,525
3.95%, 07/15/2025	1,858,000	1,918,630
3.00%, 06/01/2026	3,625,000	3,487,324
5.00%, 07/15/2035	2,785,000	3,038,611
4.38%, 06/01/2046	5,510,000	5,453,036
Kroger Co./The
6.15%, 01/15/2020	206,000	221,325
4.00%, 02/01/2024	63,000	65,440
7.50%, 04/01/2031	1,417,000	1,866,839
6.90%, 04/15/2038	1,434,000	1,852,539
5.40%, 07/15/2040	95,000	104,892
4.45%, 02/01/2047	1,010,000	1,007,562
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	6,976,331
3.20%, 02/01/2022	1,127,000	1,148,891
Magellan Health, Inc.
4.40%, 09/22/2024	1,917,000	1,929,061
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,918,372
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	300,518
3.40%, 08/15/2027	594,000	601,602
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	944,775
Medtronic Global Holdings SCA
3.35%, 04/01/2027	6,670,000	6,841,935
Medtronic, Inc.
3.13%, 03/15/2022	419,000	428,179
3.15%, 03/15/2022	396,000	405,552
3.50%, 03/15/2025	13,000,000	13,482,361
4.38%, 03/15/2035	924,000	1,040,920
Merck & Co., Inc.
2.40%, 09/15/2022	211,000	210,214
2.80%, 05/18/2023	526,000	530,298
3.70%, 02/10/2045	70,000	73,007
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,009,557
Mylan NV
3.00%, 12/15/2018	3,115,000	3,131,637
2.50%, 06/07/2019	4,895,000	4,889,502
3.15%, 06/15/2021	4,415,000	4,439,216
3.95%, 06/15/2026	1,992,000	2,008,153
Mylan, Inc.
2.55%, 03/28/2019	600,000	599,966
3.13%, 01/15/2023 (2)	5,504,000	5,426,836
5.40%, 11/29/2043	100,000	108,915
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	132,129
4.76%, 08/01/2116	2,668,000	2,837,031
Novartis Capital Co.
2.40%, 05/17/2022	6,440,000	6,422,838
3.40%, 05/06/2024	922,000	958,647
Partners Healthcare System, Inc.
3.77%, 07/01/2048	1,751,000	1,737,241
PepsiCo, Inc.
3.00%, 08/25/2021	258,000	263,583
3.10%, 07/17/2022	593,000	607,132
4.88%, 11/01/2040	82,000	98,647
4.60%, 07/17/2045	196,000	227,451
3.45%, 10/06/2046	700,000	678,415
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,635,014
3.00%, 12/15/2026	1,125,000	1,131,455
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,288,254
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,474,337
Procter & Gamble - Esop
9.36%, 01/01/2021	111,831	123,851
Procter & Gamble Co.
2.85%, 08/11/2027	1,200,000	1,189,781
3.50%, 10/25/2047	2,629,000	2,651,908
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,162,132
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,874,423
3.45%, 06/01/2026	223,000	223,680

Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/2027 (2)	3,285,000	3,207,271
Reynolds American, Inc.
2.30%, 06/12/2018	8,841,000	8,851,341
4.45%, 06/12/2025	5,000,000	5,330,019
5.70%, 08/15/2035	1,100,000	1,310,349
Roche Holdings, Inc.
3.35%, 09/30/2024 (2)	780,000	806,429
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	113,955
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	12,926,872
2.88%, 09/23/2023	668,000	656,589
Smithfield Foods, Inc.
3.35%, 02/01/2022 (2)	10,000,000	10,019,143
Stryker Co.
3.50%, 03/15/2026	213,000	219,728
Sysco Corp.
3.75%, 10/01/2025	277,000	287,960
3.25%, 07/15/2027	1,350,000	1,345,054
Teva Pharmaceutical Finance Co.
2.95%, 12/18/2022	1,000,000	896,955
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	735,000	639,948
3.15%, 10/01/2026	500,000	412,711
4.10%, 10/01/2046	140,000	106,522
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,095,451
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	228,367
2.95%, 09/19/2026	476,000	462,404
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,653,951
3.95%, 08/15/2024	1,451,000	1,525,659
4.88%, 08/15/2034	400,000	450,458
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	289,401
1.95%, 10/15/2020	5,125,000	5,077,788
3.38%, 11/15/2021	685,000	706,107
2.75%, 02/15/2023	520,000	520,958
2.88%, 03/15/2023	310,000	313,516
3.10%, 03/15/2026	550,000	553,918
4.63%, 07/15/2035	427,000	496,932
5.80%, 03/15/2036	500,000	649,725
6.63%, 11/15/2037	562,000	797,768
4.38%, 03/15/2042	5,170,000	5,705,650
3.75%, 10/15/2047	2,900,000	2,955,845
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,236,976
Wesleyan University
4.78%, 07/01/2116	3,012,000	3,193,466
Western Union Co./The
3.60%, 03/15/2022	1,300,000	1,315,902
6.20%, 06/21/2040	300,000	322,630
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (2)	4,960,000	5,005,580
Wyeth LLC
6.45%, 02/01/2024	82,000	98,859
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,697,819
3.55%, 04/01/2025	6,000,000	5,994,617
Zoetis, Inc.
3.45%, 11/13/2020	150,000	153,531
3.00%, 09/12/2027	4,685,000	4,575,075

		585,219,222

Diversified - 0.08%
CK Hutchison International 17 Ltd.
2.25%, 09/29/2020 (2)	3,664,000	3,623,386
2.88%, 04/05/2022 (2)	800,000	796,849
2.75%, 03/29/2023 (2)	500,000	490,312
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (2)	612,000	650,807
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (2)	6,175,000	6,503,590
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (2)	450,000	454,755

		12,519,699

Energy - 3.39%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (2)	3,195,000	3,286,153
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	352,938
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	264,333
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	204,065
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	711,875
6.95%, 06/15/2019	11,711,000	12,432,555
6.45%, 09/15/2036	5,056,000	6,188,643
0.00%, 10/10/2036	4,000,000	1,712,448
Andeavor
3.80%, 04/01/2028	2,406,000	2,411,019
4.50%, 04/01/2048	4,949,000	5,000,520
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	669,000	674,547
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	418,319
Apache Co.
6.90%, 09/15/2018	258,000	266,146
3.25%, 04/15/2022	99,000	99,736
5.10%, 09/01/2040	600,000	638,745
4.75%, 04/15/2043	416,000	427,191
APT Pipelines Ltd.
4.25%, 07/15/2027 (2)	1,098,000	1,135,942
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/2022 (2)	3,809,000	3,803,480
3.34%, 12/15/2027 (2)	4,320,000	4,311,415
4.08%, 12/15/2047 (2)	3,893,000	3,955,654
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	704,806
Boardwalk Pipelines LP
4.95%, 12/15/2024	1,057,000	1,132,108
5.95%, 06/01/2026	254,000	283,255
4.45%, 07/15/2027	200,000	203,410

BP Capital Markets Plc
2.24%, 05/10/2019	400,000	400,537
3.25%, 05/06/2022	262,000	268,512
3.81%, 02/10/2024	1,615,000	1,697,449
3.22%, 04/14/2024	2,262,000	2,317,232
3.54%, 11/04/2024	700,000	727,118
3.51%, 03/17/2025	45,000	46,538
3.02%, 01/16/2027	402,000	398,290
3.59%, 04/14/2027	650,000	672,472
3.28%, 09/19/2027	1,101,000	1,114,200
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,908,368
4.88%, 02/01/2021	704,000	740,408
4.35%, 10/15/2024	738,000	752,928
3.95%, 12/01/2026	158,000	155,257
5.85%, 11/15/2043	591,000	636,077
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	268,162
Cameron International Co.
3.60%, 04/30/2022	5,900,000	5,990,044
Canadian Natural Resources Ltd.
1.75%, 01/15/2018	687,000	686,877
5.90%, 02/01/2018	2,996,000	3,006,387
2.95%, 01/15/2023	4,676,000	4,654,399
7.20%, 01/15/2032	41,000	52,104
6.45%, 06/30/2033	1,896,000	2,317,374
5.85%, 02/01/2035	200,000	234,312
6.50%, 02/15/2037	118,000	149,637
6.75%, 02/01/2039	206,000	265,049
4.95%, 06/01/2047	1,717,000	1,919,840
Cenovus Energy, Inc.
5.25%, 06/15/2037	4,605,000	4,739,499
6.75%, 11/15/2039	1,168,000	1,410,912
4.45%, 09/15/2042	310,000	285,978
5.40%, 06/15/2047	2,815,000	2,959,860
Chevron Co.
2.36%, 12/05/2022	315,000	312,459
2.57%, 05/16/2023	2,000,000	1,995,234
2.90%, 03/03/2024	1,303,000	1,314,302
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,175,468
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,578,825
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	675,298
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,228,171
Conoco Funding Co.
7.25%, 10/15/2031	54,000	74,442
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/2036	300,000	380,067
ConocoPhillips Co.
4.20%, 03/15/2021	671,000	705,539
4.95%, 03/15/2026	598,000	678,609
6.95%, 04/15/2029	400,000	525,203
5.90%, 10/15/2032	53,000	65,606
6.50%, 02/01/2039	150,000	209,763
DCP Midstream Operating LP
9.75%, 03/15/2019 (2)	4,960,000	5,363,000
Devon Energy Co.
3.25%, 05/15/2022	896,000	911,299
7.95%, 04/15/2032	1,000,000	1,370,788
5.60%, 07/15/2041	1,323,000	1,558,193
Devon Financing Co. LLC
7.88%, 09/30/2031	4,450,000	6,106,906
Ecopetrol SA
5.88%, 09/18/2023	395,000	436,475
4.13%, 01/16/2025	383,000	384,915
5.38%, 06/26/2026	537,000	579,799
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,851,644
Enbridge, Inc.
4.00%, 10/01/2023	2,340,000	2,435,115
3.70%, 07/15/2027	6,076,000	6,099,867
5.50%, 12/01/2046	500,000	600,710
Encana Co.
6.50%, 05/15/2019	240,000	252,157
8.13%, 09/15/2030	400,000	538,375
7.20%, 11/01/2031	500,000	641,723
6.50%, 08/15/2034	268,000	330,974
Energy Transfer LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,465,692
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	115,796
3.60%, 02/01/2023	229,000	229,098
4.90%, 02/01/2024	687,000	726,369
4.05%, 03/15/2025	682,000	681,335
4.75%, 01/15/2026	497,000	515,506
6.63%, 10/15/2036	4,408,000	5,074,469
7.50%, 07/01/2038	1,500,000	1,858,704
6.05%, 06/01/2041	500,000	535,344
6.50%, 02/01/2042	140,000	159,310
Eni SpA
5.70%, 10/01/2040 (2)	557,000	605,527
Eni USA, Inc.
7.30%, 11/15/2027	400,000	500,396
EnLink Midstream Partners LP
2.70%, 04/01/2019	4,008,000	4,004,098
4.15%, 06/01/2025	1,129,000	1,140,519
5.05%, 04/01/2045	378,000	373,051
Enterprise Products Operating LLC
3.35%, 03/15/2023	1,017,000	1,036,900
3.90%, 02/15/2024	3,400,000	3,542,122
3.75%, 02/15/2025	515,000	530,897
3.70%, 02/15/2026	304,000	311,200
6.88%, 03/01/2033	1,200,000	1,576,463
6.65%, 10/15/2034	672,000	873,658
5.75%, 03/01/2035	1,075,000	1,255,688
5.95%, 02/01/2041	201,000	247,897
4.85%, 08/15/2042	4,000,000	4,388,917
4.85%, 03/15/2044	199,000	217,941
4.95%, 10/15/2054	177,000	193,462
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	192,499
4.10%, 02/01/2021	547,000	570,294
2.63%, 03/15/2023	249,000	246,107
5.10%, 01/15/2036	784,000	904,912

EQT Corp.
3.00%, 10/01/2022	7,700,000	7,616,926
3.90%, 10/01/2027	3,915,000	3,890,877
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	2,007,248
Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,347,281
4.11%, 03/01/2046	716,000	799,032
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (2)	1,140,000	1,260,840
4.95%, 07/19/2022 (2)	610,000	638,334
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	1,100,000	1,129,580
Halliburton Co.
3.50%, 08/01/2023	1,032,000	1,061,166
4.85%, 11/15/2035	200,000	224,218
7.45%, 09/15/2039	521,000	744,503
7.60%, 08/15/2096 (2)	258,000	365,930
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,956,896
Hess Corp.
7.13%, 03/15/2033	1,250,000	1,507,188
6.00%, 01/15/2040	880,000	971,765
Husky Energy, Inc.
6.15%, 06/15/2019	119,000	124,971
6.80%, 09/15/2037	2,100,000	2,726,690
KazMunayGas National Co.
3.88%, 04/19/2022 (2)	1,590,000	1,613,850
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	149,675
7.88%, 09/15/2031	1,191,000	1,581,899
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	484,659
5.00%, 10/01/2021	4,875,000	5,195,532
4.30%, 05/01/2024	3,700,000	3,851,528
7.30%, 08/15/2033	1,650,000	2,060,076
6.95%, 01/15/2038	242,000	300,693
6.50%, 09/01/2039	107,000	126,194
7.50%, 11/15/2040	483,000	617,776
Kinder Morgan, Inc./DE
7.80%, 08/01/2031	4,600,000	5,931,239
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	218,183
4.25%, 02/01/2021	502,000	523,776
3.20%, 03/15/2025	386,000	379,659
4.20%, 12/01/2042	417,000	409,442
5.15%, 10/15/2043	441,000	498,429
4.20%, 03/15/2045	5,725,000	5,589,148
4.20%, 10/03/2047	1,050,000	1,057,737
Marathon Oil Co.
2.80%, 11/01/2022	700,000	693,085
6.60%, 10/01/2037	410,000	513,360
Marathon Petroleum Co.
3.40%, 12/15/2020	2,544,000	2,599,254
3.63%, 09/15/2024	1,241,000	1,265,342
4.75%, 09/15/2044	4,764,000	4,973,363
MPLX LP
4.88%, 12/01/2024	3,819,000	4,115,602
5.20%, 03/01/2047	2,573,000	2,821,250
Nabors Industries, Inc.
6.15%, 02/15/2018	82,000	82,205
5.00%, 09/15/2020	595,000	593,512
4.63%, 09/15/2021	1,195,000	1,138,238
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,749,244
Noble Energy, Inc.
5.63%, 05/01/2021	355,000	364,650
3.85%, 01/15/2028	550,000	551,517
6.00%, 03/01/2041	386,000	456,182
5.25%, 11/15/2043	2,675,000	2,961,511
5.05%, 11/15/2044	2,000,000	2,140,521
4.95%, 08/15/2047	4,443,000	4,750,528
Noble Holding International Ltd.
5.75%, 03/16/2018	158,000	158,395
Occidental Petroleum Co.
2.70%, 02/15/2023	100,000	100,048
3.50%, 06/15/2025	455,000	471,064
3.40%, 04/15/2026	246,000	251,868
3.00%, 02/15/2027	333,000	330,956
4.63%, 06/15/2045	158,000	178,696
Oleoducto Central SA
4.00%, 05/07/2021 (2)	225,000	230,063
ONEOK Partners LP
3.20%, 09/15/2018	1,815,000	1,825,568
8.63%, 03/01/2019	353,000	376,754
3.38%, 10/01/2022	151,000	152,039
5.00%, 09/15/2023	334,000	357,814
4.90%, 03/15/2025	2,500,000	2,679,979
6.65%, 10/01/2036	1,050,000	1,287,921
6.85%, 10/15/2037	2,369,000	2,953,427
6.20%, 09/15/2043	2,500,000	2,967,496
ONEOK, Inc.
4.95%, 07/13/2047	1,850,000	1,923,041
Petro-Canada
7.88%, 06/15/2026	543,000	696,303
5.95%, 05/15/2035	350,000	437,893
6.80%, 05/15/2038	423,000	582,590
Petrofac Ltd.
3.40%, 10/10/2018 (2)	5,029,000	4,978,710
Petroleos Mexicanos
8.00%, 05/03/2019	2,000,000	2,136,000
5.50%, 01/21/2021	16,626,000	17,640,186
6.38%, 02/04/2021	448,000	486,976
4.88%, 01/24/2022	3,500,000	3,647,875
5.38%, 03/13/2022 (2)	1,130,000	1,197,800
4.63%, 09/21/2023	1,292,000	1,329,145
4.88%, 01/18/2024	363,000	376,050
6.88%, 08/04/2026	5,324,000	6,036,085
6.50%, 03/13/2027 (2)	1,484,000	1,622,012
6.50%, 03/13/2027 (2)	1,200,000	1,311,600
6.63%, 06/15/2035	647,000	691,216
6.50%, 06/02/2041	2,870,000	2,951,795
6.38%, 01/23/2045	1,002,000	1,007,361
5.63%, 01/23/2046	3,070,000	2,841,285
6.75%, 09/21/2047	1,194,000	1,246,357
6.75%, 09/21/2047 (2)	4,185,000	4,368,512

Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,649,726
4.30%, 04/01/2022	5,736,000	6,095,709
3.61%, 02/15/2025	560,000	564,075
3.55%, 10/01/2026	190,000	188,261
5.88%, 05/01/2042	3,000,000	3,815,088
4.68%, 02/15/2045	2,100,000	2,155,141
4.90%, 10/01/2046	412,000	435,496
Plains All American Pipeline LP / PAA Finance Corp.
3.65%, 06/01/2022	382,000	384,181
3.60%, 11/01/2024	1,050,000	1,022,325
4.65%, 10/15/2025	1,950,000	2,008,991
4.50%, 12/15/2026	4,983,000	5,049,938
4.70%, 06/15/2044	4,000,000	3,736,364
4.90%, 02/15/2045	1,509,000	1,447,880
Raizen Fuels Finance SA
5.30%, 01/20/2027 (2)	1,580,000	1,653,154
Regency Energy Partners LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	6,300,000	6,714,790
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (2)	1,115,000	1,210,884
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (2)	215,000	225,213
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	5,000,000	5,513,875
5.88%, 06/30/2026	5,000,000	5,616,007
Schlumberger Holdings Co.
3.63%, 12/21/2022 (2)	5,599,000	5,763,057
Schlumberger Investment SA
3.30%, 09/14/2021 (2)	337,000	345,209
3.65%, 12/01/2023	409,000	430,512
Shell International Finance BV
4.30%, 09/22/2019	310,000	321,095
4.38%, 03/25/2020	885,000	925,373
2.13%, 05/11/2020	699,000	697,503
2.88%, 05/10/2026	2,296,000	2,295,396
4.13%, 05/11/2035	1,244,000	1,356,076
6.38%, 12/15/2038	3,162,000	4,405,033
4.00%, 05/10/2046	5,976,000	6,358,631
3.75%, 09/12/2046	726,000	739,737
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (2)	600,000	620,216
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (2)	475,000	503,966
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (2)	9,000,000	8,951,251
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (2)	2,000,000	2,013,156
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	604,454
4.80%, 03/15/2047 (2)	428,000	470,241
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	307,837
3.50%, 03/15/2025	787,000	790,135
5.95%, 09/25/2043	207,000	251,533
4.50%, 03/15/2045	3,000,000	3,094,490
Statoil ASA
1.20%, 01/17/2018	221,000	220,941
1.15%, 05/15/2018	304,000	303,263
3.15%, 01/23/2022	237,000	242,365
2.45%, 01/17/2023	280,000	278,296
2.65%, 01/15/2024	663,000	660,001
3.25%, 11/10/2024	508,000	522,135
4.25%, 11/23/2041	193,000	208,529
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,316,751
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	431,895
4.25%, 04/01/2024	833,000	849,059
5.95%, 12/01/2025	200,000	223,277
4.95%, 01/15/2043	1,482,000	1,393,078
5.30%, 04/01/2044	200,000	197,703
5.35%, 05/15/2045	633,000	626,837
5.40%, 10/01/2047	1,500,000	1,513,273
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,804,160
3.90%, 05/25/2027	5,457,000	5,482,725
Texas Eastern Transmission LP
2.80%, 10/15/2022 (2)	714,000	709,339
Tosco Co.
7.80%, 01/01/2027	522,000	691,116
8.13%, 02/15/2030	361,000	512,987
Total Capital International SA
2.75%, 06/19/2021	900,000	908,889
2.70%, 01/25/2023	144,000	144,805
3.70%, 01/15/2024	350,000	368,957
3.75%, 04/10/2024	229,000	242,769
TransCanada PipeLines Ltd.
1.88%, 01/12/2018	205,000	204,996
6.50%, 08/15/2018	196,000	201,296
7.13%, 01/15/2019	273,000	286,314
4.88%, 01/15/2026	792,000	886,546
6.20%, 10/15/2037	573,000	755,631
7.25%, 08/15/2038	217,000	316,495
Valero Energy Corp.
7.50%, 04/15/2032	250,000	336,789
6.63%, 06/15/2037	5,000,000	6,585,149
Western Gas Partners LP
4.65%, 07/01/2026	414,000	430,251
5.45%, 04/01/2044	977,000	1,037,357
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,668,750
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,617,882
3.90%, 01/15/2025	700,000	713,269
6.30%, 04/15/2040	4,957,000	6,092,412
4.90%, 01/15/2045	7,000,000	7,419,856
Woodside Finance Ltd.
3.65%, 03/05/2025 (2)	3,300,000	3,319,271

		499,870,817

Financials - 11.72%
ABN AMRO Bank NV
2.50%, 10/30/2018 (2)	1,492,000	1,497,070
2.10%, 01/18/2019 (2)	1,594,000	1,591,915
2.45%, 06/04/2020 (2)	2,000,000	1,998,854
4.75%, 07/28/2025 (2)	6,031,000	6,401,906

ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	316,206
2.70%, 03/13/2023	300,000	297,986
3.15%, 03/15/2025	3,409,000	3,448,230
3.35%, 05/03/2026	250,000	255,073
4.35%, 11/03/2045	305,000	344,055
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	16,988,000	17,839,412
3.50%, 05/26/2022	701,000	711,330
3.50%, 01/15/2025	1,500,000	1,486,515
AIA Group Ltd.
2.25%, 03/11/2019 (2)	1,270,000	1,262,576
3.20%, 03/11/2025 (2)	9,545,000	9,505,259
AIG Global Funding
1.95%, 10/18/2019 (2)	6,666,000	6,607,629
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (2)	955,000	1,273,237
Air Lease Corp.
3.88%, 04/01/2021	400,000	414,273
3.00%, 09/15/2023	710,000	704,387
3.63%, 04/01/2027	340,000	339,633
3.63%, 12/01/2027	1,000,000	999,252
Allstate Co./The
3.15%, 06/15/2023	420,000	425,901
Ally Financial, Inc.
8.00%, 12/31/2018	43,000	45,043
3.50%, 01/27/2019	1,000,000	1,005,000
American Express Credit Corp.
7.00%, 03/19/2018	284,000	287,041
1.80%, 07/31/2018	456,000	455,698
1.88%, 11/05/2018	831,000	830,625
2.13%, 03/18/2019	318,000	317,977
2.25%, 08/15/2019	250,000	250,497
2.38%, 05/26/2020	894,000	892,908
2.60%, 09/14/2020	319,000	320,593
2.25%, 05/05/2021	380,000	376,964
2.70%, 03/03/2022	1,250,000	1,253,908
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,653,541
4.88%, 06/01/2022	3,500,000	3,805,370
4.13%, 02/15/2024	879,000	928,570
3.75%, 07/10/2025	444,000	457,668
3.88%, 01/15/2035	376,000	377,163
4.50%, 07/16/2044	1,757,000	1,890,817
8.18% (3 Month LIBOR USD + 4.200%), 05/15/2058 (1)	107,000	145,520
American Tower Corp.
2.25%, 01/15/2022	600,000	584,309
American Tower Trust #1
1.55%, 03/15/2018 (2)	396,000	395,463
3.07%, 03/15/2023 (2)	2,900,000	2,932,053
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	230,481
2.88%, 09/15/2026	1,015,000	986,706
Ameritech Capital Funding Co.
6.45%, 01/15/2018	321,000	321,500
AmSouth BanCorp.
6.75%, 11/01/2025	527,000	620,635
ANZ New Zealand Int’l Ltd./London
2.60%, 09/23/2019 (2)	4,087,000	4,101,101
2.85%, 08/06/2020 (2)	250,000	251,994
Aon Plc
4.00%, 11/27/2023	5,000,000	5,258,829
3.50%, 06/14/2024	815,000	832,561
3.88%, 12/15/2025	500,000	522,646
6.25%, 09/30/2040	172,000	226,366
Arch Capital Finance LLC
5.03%, 12/15/2046	437,000	507,465
Athene Global Funding
2.75%, 04/20/2020 (2)	1,407,000	1,407,625
4.00%, 01/25/2022 (2)	1,104,000	1,139,089
Australia & New Zealand Banking Group Ltd.
1.45%, 05/15/2018	640,000	639,240
2.25%, 12/19/2019 (2)	800,000	799,278
4.88%, 01/12/2021 (2)	296,000	315,697
4.40%, 05/19/2026 (2)	226,000	235,035
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	598,562
2.90%, 10/15/2026	220,000	214,069
3.20%, 01/15/2028	500,000	497,928
3.90%, 10/15/2046	214,000	214,015
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,880,121
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	44,075
Banco Santander SA
3.50%, 04/11/2022	7,200,000	7,340,577
3.13%, 02/23/2023	1,400,000	1,392,675
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (2)	6,350,000	6,415,218
Bank of America Corp.
2.00%, 01/11/2018	2,408,000	2,408,048
6.88%, 04/25/2018	1,513,000	1,536,111
5.65%, 05/01/2018	825,000	834,843
1.95%, 05/12/2018	500,000	500,038
6.88%, 11/15/2018	1,500,000	1,562,082
2.60%, 01/15/2019	142,000	142,477
2.65%, 04/01/2019	710,000	713,975
2.25%, 04/21/2020	701,000	701,447
2.63%, 10/19/2020	385,000	388,204
2.63%, 04/19/2021	6,205,000	6,236,056
2.37% (3 Month LIBOR USD + 0.660%), 07/21/2021 (1)	2,500,000	2,495,454
2.50%, 10/21/2022	931,000	920,969
3.30%, 01/11/2023	6,184,000	6,325,339
2.88% (3 Month LIBOR USD + 1.020%), 04/24/2023 (1)	1,640,000	1,642,210
4.10%, 07/24/2023	217,000	230,409
3.00% (3 Month LIBOR USD + 0.790%), 12/20/2023 (1) (2)	25,028,000	25,088,739
4.13%, 01/22/2024	1,600,000	1,701,353
4.00%, 04/01/2024	2,445,000	2,584,148
4.20%, 08/26/2024	5,765,000	6,069,659
4.00%, 01/22/2025	21,415,000	22,274,324
3.95%, 04/21/2025	5,201,000	5,377,199
3.09% (3 Month LIBOR USD + 1.090%), 10/01/2025 (1)	5,000,000	4,987,383
4.45%, 03/03/2026	7,140,000	7,619,341
4.25%, 10/22/2026	544,000	573,131
3.25%, 10/21/2027	4,800,000	4,761,674
3.82% (3 Month LIBOR USD + 1.580%), 01/20/2028 (1)	3,890,000	4,022,572

3.71% (3 Month LIBOR USD + 1.510%), 04/24/2028 (1)	4,500,000	4,617,440
3.59% (3 Month LIBOR USD + 1.370%), 07/21/2028 (1)	7,800,000	7,925,994
3.42% (3 Month LIBOR USD + 1.040%), 12/20/2028 (1) (2)	700,000	699,935
6.11%, 01/29/2037	3,580,000	4,573,763
7.75%, 05/14/2038	137,000	205,141
4.44% (3 Month LIBOR USD + 1.990%), 01/20/2048 (1)	1,990,000	2,240,521
Bank of Montreal
2.38%, 01/25/2019	215,000	215,623
1.50%, 07/18/2019	522,000	516,880
2.35%, 09/11/2022	1,378,000	1,355,529
3.80% (5 Year Swap Rate USD + 1.430%), 12/15/2032 (1)	6,500,000	6,426,095
Bank of New York Mellon Co./The
4.60%, 01/15/2020	387,000	404,746
2.60%, 08/17/2020	663,000	668,029
2.45%, 11/27/2020	247,000	247,901
2.50%, 04/15/2021	215,000	215,464
3.55%, 09/23/2021	355,000	368,294
2.60%, 02/07/2022	700,000	701,519
3.65%, 02/04/2024	93,000	97,315
3.25%, 09/11/2024	650,000	663,509
3.00%, 02/24/2025	5,360,000	5,359,706
2.80%, 05/04/2026	305,000	297,768
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	866,249
1.85%, 04/14/2020	1,900,000	1,881,780
1.88%, 09/20/2021 (2)	400,000	388,790
2.70%, 03/07/2022	800,000	799,899
2.45%, 09/19/2022	5,000,000	4,940,089
Bank of Tokyo-Mitsubishi UFJ Ltd./The
2.15%, 09/14/2018 (2)	350,000	350,350
2.30%, 03/10/2019 (2)	5,525,000	5,527,158
2.35%, 09/08/2019 (2)	340,000	339,998
4.10%, 09/09/2023 (2)	239,000	252,130
3.75%, 03/10/2024 (2)	3,215,000	3,354,740
BanPonce Trust I
8.33%, 02/01/2027	234,000	221,382
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (2)	5,350,000	5,329,870
Barclays Plc
3.20%, 08/10/2021	1,755,000	1,764,440
3.68%, 01/10/2023	13,954,000	14,158,598
3.65%, 03/16/2025	2,522,000	2,517,503
4.38%, 01/12/2026	6,174,000	6,422,318
5.20%, 05/12/2026	500,000	533,181
4.34%, 01/10/2028	2,360,000	2,441,849
BB&T Co.
6.85%, 04/30/2019	170,000	180,203
5.25%, 11/01/2019	284,000	298,602
2.63%, 06/29/2020	1,100,000	1,107,428
2.15%, 02/01/2021	4,508,000	4,464,997
2.85%, 10/26/2024	1,000,000	992,488
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	176,569
4.40%, 05/15/2042	1,524,000	1,715,873
4.30%, 05/15/2043	322,000	359,672
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	635,122
3.00%, 02/11/2023	268,000	273,368
3.13%, 03/15/2026	8,130,000	8,219,850
BlackRock, Inc.
5.00%, 12/10/2019	484,000	508,911
4.25%, 05/24/2021	475,000	502,662
3.38%, 06/01/2022	493,000	511,017
3.50%, 03/18/2024	405,000	420,864
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (2)	1,445,000	1,583,773
4.45%, 07/15/2045 (2)	170,000	182,313
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,391,644
3.25%, 03/03/2023	430,000	439,368
3.80%, 01/10/2024 (2)	1,600,000	1,655,059
4.63%, 03/13/2027 (2)	830,000	885,184
3.50%, 11/16/2027 (2)	17,062,000	16,977,617
BNZ International Funding Ltd./London
2.10%, 09/14/2021 (2)	400,000	390,369
2.65%, 11/03/2022 (2)	10,091,000	9,974,402
BOC Aviation Ltd.
2.75%, 09/18/2022 (2)	780,000	763,446
Boston Properties LP
3.13%, 09/01/2023	300,000	302,316
3.20%, 01/15/2025	1,139,000	1,135,100
3.65%, 02/01/2026	557,000	565,708
2.75%, 10/01/2026	480,000	452,686
BPCE SA
1.63%, 01/26/2018	1,300,000	1,299,610
2.50%, 12/10/2018	2,500,000	2,507,012
2.50%, 07/15/2019	1,000,000	1,003,335
5.70%, 10/22/2023 (2)	3,645,000	4,038,609
4.63%, 07/11/2024 (2)	1,300,000	1,366,600
5.15%, 07/21/2024 (2)	4,800,000	5,203,596
3.38%, 12/02/2026	500,000	505,688
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (2)	2,400,000	2,359,639
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,098,287
Brookfield Finance, Inc.
4.70%, 09/20/2047	378,000	395,780
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,484,384
2.55%, 06/16/2022	800,000	794,472
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,000,099
3.38%, 02/15/2023	6,664,000	6,728,812
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	353,797
3.75%, 04/24/2024	824,000	846,334
3.20%, 02/05/2025	726,000	718,732
4.20%, 10/29/2025	1,240,000	1,275,431
3.75%, 07/28/2026	960,000	955,710
Capital One NA/Mclean VA
1.65%, 02/05/2018	13,000,000	12,999,648
2.07% (3 Month LIBOR USD + 0.680%), 02/05/2018 (1)	3,000,000	3,000,003
2.40%, 09/05/2019	500,000	499,275
2.95%, 07/23/2021	4,120,000	4,144,125
2.25%, 09/13/2021	7,005,000	6,870,778
Carlyle Investment Management LLC
3.30%, 07/15/2019 (11)	155,897	140,308

CDP Financial, Inc.
4.40%, 11/25/2019 (2)	310,000	322,136
Charles Schwab Co./The
3.23%, 09/01/2022	165,000	167,683
3.20%, 03/02/2027	1,700,000	1,715,015
Chubb Co./The
5.75%, 05/15/2018	117,000	118,604
Citibank NA
2.13%, 10/20/2020	10,567,000	10,465,284
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,498,504
1.75%, 05/01/2018	800,000	799,331
2.15%, 07/30/2018	658,000	658,407
2.40%, 02/18/2020	2,500,000	2,499,490
2.35%, 08/02/2021	269,000	266,040
2.75%, 04/25/2022	17,920,000	17,881,528
2.88% (3 Month LIBOR USD + 0.950%), 07/24/2023 (1)	15,520,000	15,440,231
3.75%, 06/16/2024	4,000,000	4,148,094
4.40%, 06/10/2025	15,772,000	16,644,003
5.50%, 09/13/2025	494,000	556,382
3.70%, 01/12/2026	10,750,000	11,064,411
3.40%, 05/01/2026	1,000,000	1,005,706
3.20%, 10/21/2026	905,000	897,678
4.30%, 11/20/2026	1,570,000	1,641,336
4.45%, 09/29/2027	7,943,000	8,406,825
3.89% (3 Month LIBOR USD + 1.560%), 01/10/2028 (1)	4,100,000	4,242,651
6.63%, 01/15/2028	387,000	476,289
3.67% (3 Month LIBOR USD + 1.390%), 07/24/2028 (1)	3,300,000	3,347,026
4.13%, 07/25/2028	213,000	219,461
3.52% (3 Month LIBOR USD + 1.150%), 10/27/2028 (1)	7,000,000	7,030,890
8.13%, 07/15/2039	164,000	262,042
5.88%, 01/30/2042	212,000	278,605
4.75%, 05/18/2046	1,200,000	1,321,631
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,004,466
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	185,520
4.30%, 12/03/2025	343,000	359,679
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,157,297
3.00%, 03/15/2025	838,000	847,339
5.30%, 09/15/2043	115,000	147,518
CNA Financial Co.
7.25%, 11/15/2023	7,470,000	8,908,894
3.95%, 05/15/2024	303,000	315,287
4.50%, 03/01/2026	221,000	235,158
3.45%, 08/15/2027	820,000	807,834
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,988,946
Comerica, Inc.
3.80%, 07/22/2026	984,000	998,001
Commonwealth Bank of Australia
2.00%, 09/06/2021 (2)	450,000	440,781
2.50%, 09/18/2022 (2)	800,000	790,877
4.50%, 12/09/2025 (2)	778,000	814,226
Compass Bank
2.75%, 09/29/2019	5,000,000	5,013,310
3.88%, 04/10/2025	7,840,000	7,863,182
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,590,552
4.38%, 08/04/2025	316,000	333,492
5.80%, 09/30/2110 (2)	361,000	476,239
Cooperatieve Rabobank UA
4.63%, 12/01/2023	3,900,000	4,179,954
CPPIB Capital, Inc.
2.75%, 11/02/2027 (2)	3,000,000	2,990,942
Credit Agricole SA
3.25%, 10/04/2024 (2)	5,655,000	5,615,665
4.38%, 03/17/2025 (2)	305,000	318,495
Credit Agricole SA/London
4.13%, 01/10/2027 (2)	1,099,000	1,140,793
Credit Suisse AG/New York NY
1.70%, 04/27/2018	375,000	374,720
Credit Suisse Group AG
3.57%, 01/09/2023 (2)	3,216,000	3,269,370
4.28%, 01/09/2028 (2)	3,973,000	4,141,111
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	543,078
3.80%, 06/09/2023	8,500,000	8,764,689
3.75%, 03/26/2025	1,900,000	1,938,287
4.55%, 04/17/2026	1,500,000	1,605,617
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	413,363
5.30%, 08/13/2019	169,000	176,965
3.00%, 10/29/2021	1,265,000	1,277,839
3.63%, 09/09/2024	560,000	579,329
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,192,327
5.25%, 01/15/2023	400,000	437,919
4.00%, 03/01/2027	261,000	266,780
Dai-ichi Life Insurance Co. Ltd./The
4.00% (3 Month LIBOR USD + 3.660%), 12/29/2049 (1) (2)	1,179,000	1,155,066
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (2)	854,000	859,073
Danske Bank A/S
2.00%, 09/08/2021 (2)	558,000	545,594
2.70%, 03/02/2022 (2)	542,000	542,496
DDR Corp.
3.90%, 08/15/2024	333,000	335,398
4.70%, 06/01/2027	368,000	385,155
Deutsche Bank AG
3.13%, 01/13/2021	2,000,000	2,011,603
4.25%, 10/14/2021	4,165,000	4,343,765
4.50%, 04/01/2025	300,000	304,385
4.10%, 01/13/2026	850,000	864,742
Deutsche Bank AG/London
1.88%, 02/13/2018	2,429,000	2,428,636
2.50%, 02/13/2019	6,000,000	5,997,138
3.70%, 05/30/2024	2,063,000	2,076,429
Deutsche Bank AG/New York NY
3.30%, 11/16/2022	1,000,000	994,767
Development Bank of Japan, Inc.
2.13%, 09/01/2022 (2)	1,200,000	1,172,717
Dexia Credit Local SA
1.88%, 09/15/2021 (2)	2,750,000	2,685,829

Digital Realty Trust LP
3.70%, 08/15/2027	462,000	465,225
Discover Bank
3.10%, 06/04/2020	8,000,000	8,094,449
4.20%, 08/08/2023	7,156,000	7,513,524
4.25%, 03/13/2026	1,151,000	1,200,127
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,938,623
4.10%, 02/09/2027	740,000	757,799
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,931,556
3.25%, 06/30/2026	203,000	201,140
E*TRADE Financial Corp.
3.80%, 08/24/2027	266,000	265,056
EPR Properties
4.50%, 06/01/2027	807,000	811,370
Equity Commonwealth
5.88%, 09/15/2020	1,393,000	1,471,509
ERP Operating LP
2.38%, 07/01/2019	646,000	647,567
4.63%, 12/15/2021	260,000	278,469
3.00%, 04/15/2023	200,000	202,323
2.85%, 11/01/2026	542,000	525,636
Fifth Third Bancorp
2.88%, 07/27/2020	3,007,000	3,038,585
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,103,098
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	5,032,701
FMR LLC
4.95%, 02/01/2033 (2)	250,000	285,881
6.45%, 11/15/2039 (2)	258,000	347,283
GE Capital International Funding Co.
4.42%, 11/15/2035	8,033,000	8,687,702
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,161,704
General Electric Capital Co.
2.20%, 01/09/2020	161,000	160,827
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	159,744
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,289,000	1,291,033
6.15%, 04/01/2018	1,466,000	1,480,885
7.50%, 02/15/2019	3,617,000	3,822,308
2.55%, 10/23/2019	1,000,000	1,001,768
5.38%, 03/15/2020	2,985,000	3,164,910
2.60%, 04/23/2020	449,000	449,585
6.00%, 06/15/2020	1,514,000	1,636,859
2.35%, 11/15/2021	3,743,000	3,685,840
5.75%, 01/24/2022	17,947,000	19,897,962
2.88% (3 Month LIBOR USD + 0.820%), 10/31/2022 (1)	3,000,000	2,991,073
3.63%, 01/22/2023	4,815,000	4,973,349
2.91% (3 Month LIBOR USD + 0.990%), 07/24/2023 (1)	8,773,000	8,710,608
3.50%, 01/23/2025	6,509,000	6,610,586
3.75%, 05/22/2025	1,305,000	1,344,169
3.27% (3 Month LIBOR USD + 1.200%), 09/29/2025 (1)	5,590,000	5,566,201
3.75%, 02/25/2026	9,005,000	9,237,632
3.50%, 11/16/2026	700,000	703,921
3.85%, 01/26/2027	2,975,000	3,053,529
3.69% (3 Month LIBOR USD + 1.510%), 06/05/2028 (1)	3,488,000	3,537,399
6.75%, 10/01/2037	4,938,000	6,605,759
5.15%, 05/22/2045	4,128,000	4,782,872
4.75%, 10/21/2045	2,188,000	2,504,143
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (2)	1,000,000	980,216
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (2)	862,000	855,102
4.50%, 10/15/2037 (2)	791,000	816,879
Government Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,262,429
Great-West Life & Annuity Insurance Capital LP II
3.96% (3 Month LIBOR USD + 2.540%), 05/16/2046 (1) (2)	301,000	297,614
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (2)	1,100,000	1,153,452
Guardian Life Insurance Co. of America/The
4.85%, 01/24/2077 (2)	5,854,000	6,420,989
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,756,551
5.13%, 04/15/2022	5,500,000	6,001,303
8.13% (3 Month LIBOR USD + 4.600%), 06/15/2038 (1)	236,000	241,900
HCP, Inc.
4.20%, 03/01/2024	241,000	252,083
3.40%, 02/01/2025	662,000	656,006
Highmark, Inc.
4.75%, 05/15/2021 (2)	3,322,000	3,479,633
HSBC Bank Plc
1.50%, 05/15/2018 (2)	944,000	942,632
4.75%, 01/19/2021 (2)	1,382,000	1,469,299
HSBC Finance Co.
6.68%, 01/15/2021	2,249,000	2,500,241
7.35%, 11/27/2032	32,000	42,298
HSBC Holdings Plc
2.65%, 01/05/2022	2,618,000	2,600,322
4.00%, 03/30/2022	1,494,000	1,560,397
3.26% (3 Month LIBOR USD + 1.060%), 03/13/2023 (1)	10,036,000	10,174,491
3.60%, 05/25/2023	2,901,000	2,984,271
3.03% (3 Month LIBOR USD + 0.920%), 11/22/2023 (1)	10,695,000	10,715,048
4.25%, 03/14/2024	1,795,000	1,874,644
4.25%, 08/18/2025	1,009,000	1,046,110
4.30%, 03/08/2026	1,000,000	1,062,910
4.38%, 11/23/2026	559,000	583,448
4.04% (3 Month LIBOR USD + 1.550%), 03/13/2028 (1)	6,867,000	7,154,354
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	768,943
5.00%, 09/27/2020	3,000,000	3,175,597
9.13%, 05/15/2021	75,000	89,347
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	228,519
2.30%, 01/14/2022	4,220,000	4,151,562
Huntington National Bank/The
2.00%, 06/30/2018	440,000	440,164
2.20%, 11/06/2018	3,328,000	3,330,939
2.88%, 08/20/2020	4,534,000	4,571,142
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/2021	1,150,000	1,126,934

ING Bank NV
2.00%, 11/26/2018 (2)	355,000	354,820
1.65%, 08/15/2019 (2)	800,000	790,784
2.50%, 10/01/2019 (2)	1,150,000	1,152,773
2.45%, 03/16/2020 (2)	2,000,000	2,000,811
5.80%, 09/25/2023 (2)	5,583,000	6,264,497
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,047,344
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	243,936
4.00%, 10/15/2023	578,000	613,857
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,445,044
5.88%, 08/15/2022	438,000	485,185
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (2)	937,000	936,289
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,045,839
3.75%, 01/15/2026	4,249,000	4,391,521
Jackson National Life Global Funding
4.70%, 06/01/2018 (2)	310,000	313,596
1.88%, 10/15/2018 (2)	225,000	224,773
2.50%, 06/27/2022 (2)	800,000	790,997
3.25%, 01/30/2024 (2)	460,000	464,504
3.05%, 04/29/2026 (2)	473,000	465,611
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,546,575
6.88%, 04/15/2021	1,385,000	1,549,261
5.13%, 01/20/2023	2,600,000	2,817,505
4.85%, 01/15/2027	116,000	123,291
6.45%, 06/08/2027	578,000	671,300
6.25%, 01/15/2036	155,000	176,150
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (2)	731,000	887,440
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	1,998,553
4.25%, 10/15/2020	64,000	67,100
2.30%, 08/15/2021	3,600,000	3,567,384
4.35%, 08/15/2021	10,000,000	10,605,072
3.38%, 05/01/2023	3,800,000	3,861,982
3.13%, 01/23/2025	4,000,000	4,021,156
3.30%, 04/01/2026	1,870,000	1,884,259
3.20%, 06/15/2026	11,090,000	11,081,058
2.95%, 10/01/2026	5,000,000	4,909,823
3.88% (3 Month LIBOR USD + 1.360%), 07/24/2038 (1)	2,379,000	2,455,636
5.60%, 07/15/2041	494,000	634,924
4.95%, 06/01/2045	6,575,000	7,635,091
4.26% (3 Month LIBOR USD + 1.580%), 02/22/2048 (1)	3,014,000	3,259,092
3.96% (3 Month LIBOR USD + 1.380%), 11/15/2048 (1)	10,560,000	10,892,787
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	571,168
KeyCorp.
2.90%, 09/15/2020	280,000	282,600
5.10%, 03/24/2021	211,000	227,369
Kimco Realty Corp.
3.80%, 04/01/2027	1,100,000	1,110,679
LeasePlan Co. NV
2.50%, 05/16/2018 (2)	9,206,000	9,207,053
2.88%, 01/22/2019 (2)	725,000	725,443
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	838,729
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (2)	1,700,000	1,817,995
4.95%, 05/01/2022 (2)	351,000	378,698
4.25%, 06/15/2023 (2)	322,000	339,251
6.50%, 03/15/2035 (2)	4,500,000	5,811,209
6.50%, 05/01/2042 (2)	2,000,000	2,666,727
10.75% (3 Month LIBOR USD + 7.120%), 06/15/2058 (1) (2)	269,000	447,885
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (2)	700,000	904,664
7.70%, 10/15/2097 (2)	100,000	146,410
Liberty Property LP
3.25%, 10/01/2026	303,000	298,118
Lincoln National Co.
8.75%, 07/01/2019	1,534,000	1,674,743
4.20%, 03/15/2022	873,000	919,241
7.00%, 06/15/2040	1,715,000	2,362,329
3.40% (3 Month LIBOR USD + 2.040%), 04/20/2067 (1)	121,000	110,715
Lloyds Bank Plc
1.75%, 05/14/2018	3,200,000	3,199,424
5.80%, 01/13/2020 (2)	172,000	183,221
Lloyds Banking Group Plc
3.00%, 01/11/2022	950,000	954,630
2.91% (3 Month LIBOR USD + 0.810%), 11/07/2023 (1)	8,000,000	7,930,356
4.58%, 12/10/2025	550,000	576,562
3.75%, 01/11/2027	3,337,000	3,387,885
3.57% (3 Month LIBOR USD + 1.210%), 11/07/2028 (1)	1,000,000	990,294
Macquarie Bank Ltd.
2.60%, 06/24/2019 (2)	1,093,000	1,095,858
2.40%, 01/21/2020 (2)	1,600,000	1,595,950
2.85%, 07/29/2020 (2)	400,000	402,529
4.00%, 07/29/2025 (2)	500,000	521,399
Macquarie Group Ltd.
3.00%, 12/03/2018 (2)	6,000,000	6,043,744
6.00%, 01/14/2020 (2)	475,000	506,028
6.25%, 01/14/2021 (2)	1,111,000	1,217,611
3.19% (3 Month LIBOR USD + 1.020%), 11/28/2023 (1) (2)	6,000,000	5,958,240
3.76% (3 Month LIBOR USD + 1.370%), 11/28/2028 (1) (2)	1,600,000	1,590,320
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	238,146
4.06% (5 Year Mid Swap Rate USD + 1.650%), 02/24/2032 (1)	1,910,000	1,923,872
Markel Co.
7.13%, 09/30/2019	3,780,000	4,073,503
3.63%, 03/30/2023	400,000	407,171
5.00%, 04/05/2046	1,265,000	1,429,310
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,766,644
4.80%, 07/15/2021	5,000,000	5,345,032
2.75%, 01/30/2022	24,000	24,046
3.50%, 03/10/2025	580,000	597,409
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (2)	550,000	655,660
8.88%, 06/01/2039 (2)	1,760,000	2,914,649
5.38%, 12/01/2041 (2)	203,000	246,796
4.90%, 04/01/2077 (2)	5,000,000	5,677,787
MassMutual Global Funding II
2.50%, 10/17/2022 (2)	386,000	381,870
2.75%, 06/22/2024 (2)	700,000	696,716

MBIA Insurance Co.
12.62% (3 Month LIBOR USD + 11.260%), 01/15/2033 (1) (2) (12)	86,000	38,700
MetLife, Inc.
7.72%, 02/15/2019	202,000	214,615
6.50%, 12/15/2032	56,000	73,311
4.88%, 11/13/2043	3,000,000	3,517,383
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (2)	1,392,000	1,391,850
2.30%, 04/10/2019 (2)	1,598,000	1,600,092
3.88%, 04/11/2022 (2)	1,480,000	1,551,824
3.00%, 01/10/2023 (2)	407,000	410,289
3.00%, 09/19/2027 (2)	1,180,000	1,168,557
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	332,981
3.00%, 02/22/2022	206,000	207,284
2.67%, 07/25/2022	800,000	792,341
2.53%, 09/13/2023	481,000	468,435
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022 (2)	764,000	750,185
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/2027 (2)	1,321,000	1,356,098
Mizuho Bank Ltd.
1.80%, 03/26/2018 (2)	605,000	604,998
2.65%, 09/25/2019 (2)	3,000,000	3,013,888
2.40%, 03/26/2020 (2)	5,000,000	4,990,941
3.60%, 09/25/2024 (2)	1,250,000	1,291,877
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	2,004,542
2.60%, 09/11/2022	3,500,000	3,444,458
Morgan Stanley
6.63%, 04/01/2018	1,104,000	1,116,093
7.30%, 05/13/2019	2,257,000	2,406,009
2.38%, 07/23/2019	450,000	450,462
5.63%, 09/23/2019	2,302,000	2,425,624
2.65%, 01/27/2020	750,000	753,346
5.50%, 07/24/2020	360,000	385,960
5.75%, 01/25/2021	12,049,000	13,129,089
2.50%, 04/21/2021	2,000,000	1,996,459
5.50%, 07/28/2021	2,692,000	2,944,319
2.63%, 11/17/2021	6,680,000	6,648,816
2.75%, 05/19/2022	5,910,000	5,887,568
3.75%, 02/25/2023	1,882,000	1,950,153
4.10%, 05/22/2023	3,460,000	3,604,238
3.88%, 04/29/2024	2,050,000	2,139,915
3.70%, 10/23/2024	1,167,000	1,205,627
4.00%, 07/23/2025	4,481,000	4,690,710
5.00%, 11/24/2025	4,959,000	5,425,035
3.13%, 07/27/2026	6,069,000	5,984,396
4.35%, 09/08/2026	930,000	974,249
3.63%, 01/20/2027	7,500,000	7,673,740
3.95%, 04/23/2027	14,190,000	14,405,560
3.59% (3 Month LIBOR USD + 1.340%), 07/22/2028 (1)	2,667,000	2,690,751
3.97% (3 Month LIBOR USD + 1.460%), 07/22/2038 (1)	5,384,000	5,570,871
6.38%, 07/24/2042	2,000,000	2,778,492
4.30%, 01/27/2045	459,000	494,617
MUFG Americas Holdings Co.
2.25%, 02/10/2020	360,000	358,025
National Australia Bank Ltd./New York
3.38%, 01/14/2026	1,168,000	1,185,267
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	693,909
3.50%, 10/15/2027	400,000	392,891
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	222,000	237,167
2.95%, 02/07/2024	341,000	343,487
3.05%, 04/25/2027	462,000	458,469
8.00%, 03/01/2032	791,000	1,154,215
Nationwide Building Society
2.45%, 07/27/2021 (2)	253,000	250,935
4.00%, 09/14/2026 (2)	8,201,000	8,288,620
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (2)	2,000,000	2,154,587
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (2)	300,000	432,386
9.38%, 08/15/2039 (2)	8,433,000	14,332,394
New York Life Global Funding
2.10%, 01/02/2019 (2)	8,150,000	8,160,661
2.15%, 06/18/2019 (2)	1,912,000	1,913,923
1.95%, 09/28/2020 (2)	9,182,000	9,084,812
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,742,085
Nordea Bank AB
1.63%, 05/15/2018 (2)	258,000	257,780
1.88%, 09/17/2018 (2)	4,835,000	4,831,875
1.63%, 09/30/2019 (2)	550,000	543,752
2.50%, 09/17/2020 (2)	450,000	450,477
4.25%, 09/21/2022 (2)	7,865,000	8,251,881
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.130%), 05/08/2032 (1)	411,000	409,357
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (2)	1,003,000	1,016,257
3.88%, 03/20/2027 (2)	1,044,000	1,067,027
ORIX Corp.
2.90%, 07/18/2022	604,000	601,808
3.25%, 12/04/2024	1,500,000	1,494,866
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.800%), 10/24/2067 (1) (2)	743,000	745,303
People’s United Bank NA
4.00%, 07/15/2024	5,220,000	5,271,003
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,542,178
4.20%, 11/01/2025	322,000	345,871
3.10%, 10/25/2027	1,000,000	997,105
PNC Financial Services Group, Inc./The
6.70%, 06/10/2019	212,000	224,894
5.13%, 02/08/2020	588,000	620,551
4.38%, 08/11/2020	679,000	713,425
2.85%, 11/09/2022 (8)	575,000	575,933
3.90%, 04/29/2024	2,090,000	2,187,993
Pricoa Global Funding I
1.90%, 09/21/2018 (2)	1,515,000	1,515,283
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	381,990
3.40%, 05/15/2025	7,000,000	7,098,293
Principal Life Global Funding II
3.00%, 04/18/2026 (2)	2,000,000	1,980,368

Private Export Funding Co.
1.88%, 07/15/2018	975,000	975,900
4.38%, 03/15/2019	970,000	997,781
2.80%, 05/15/2022	1,200,000	1,224,551
3.55%, 01/15/2024	2,489,000	2,637,481
3.25%, 06/15/2025	1,280,000	1,343,630
Progressive Corp./The
2.45%, 01/15/2027	880,000	841,142
4.13%, 04/15/2047	8,050,000	8,685,557
Prologis LP
3.75%, 11/01/2025	177,000	185,527
Protective Life Co.
7.38%, 10/15/2019	854,000	925,500
Protective Life Global Funding
2.70%, 11/25/2020 (2)	5,000,000	5,021,595
2.00%, 09/14/2021 (2)	1,100,000	1,067,716
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	650,369
6.63%, 06/21/2040	5,995,000	8,412,575
3.91%, 12/07/2047 (2)	1,231,000	1,254,403
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (2)	1,691,000	2,217,447
Realty Income Corp.
3.00%, 01/15/2027	427,000	408,481
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	2,842,802
2.25%, 09/14/2018	1,400,000	1,401,520
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,741,026
2.75%, 08/14/2022	1,500,000	1,495,084
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (2)	4,000,000	4,003,274
2.50%, 04/24/2019 (2)	2,700,000	2,705,757
2.50%, 01/15/2020 (2)	400,000	399,997
2.38%, 05/04/2020 (2)	6,000,000	5,985,836
3.05%, 01/20/2021 (2)	528,000	535,124
Royal Bank of Canada
2.20%, 07/27/2018	78,000	78,114
2.00%, 10/01/2018	779,000	779,341
1.88%, 02/05/2020	1,100,000	1,090,779
2.15%, 10/26/2020	13,385,000	13,297,594
4.65%, 01/27/2026	531,000	572,077
Santander Holdings USA, Inc.
2.70%, 05/24/2019	2,000,000	2,004,196
Santander Issuances SAU
5.18%, 11/19/2025	1,500,000	1,619,607
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	310,897
4.75%, 09/15/2025 (2)	1,810,000	1,897,582
3.82% (3 Month LIBOR USD + 1.400%), 11/03/2028 (1)	800,000	801,616
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,326,410
5.00%, 11/07/2023 (2)	4,150,000	4,434,520
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (2)	1,390,000	1,397,187
Simon Property Group LP
4.38%, 03/01/2021	6,932,000	7,315,082
4.13%, 12/01/2021	442,000	466,007
2.75%, 06/01/2023	15,728,000	15,677,650
3.75%, 02/01/2024	910,000	946,873
3.38%, 12/01/2027	7,273,000	7,304,485
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (2)	299,000	298,907
2.38%, 11/20/2018 (2)	5,200,000	5,210,000
2.38%, 03/25/2019 (2)	1,225,000	1,227,749
2.45%, 05/27/2020 (2)	3,000,000	3,001,860
Societe Generale SA
2.42% (3 Month LIBOR USD + 1.080%), 10/01/2018 (1)	1,000,000	1,006,993
3.25%, 01/12/2022 (2)	7,000,000	7,063,309
4.25%, 04/14/2025 (2)	800,000	815,922
SouthTrust Bank
7.69%, 05/15/2025	253,000	316,635
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (2)	537,000	528,269
Stadshypotek AB
1.88%, 10/02/2019 (2)	683,000	678,247
Standard Chartered Plc
1.70%, 04/17/2018 (2)	750,000	749,276
2.10%, 08/19/2019 (2)	2,500,000	2,483,901
2.40%, 09/08/2019 (2)	7,650,000	7,630,064
3.05%, 01/15/2021 (2)	800,000	806,376
5.20%, 01/26/2024 (2)	609,000	654,176
State Street Co.
3.10%, 05/15/2023	321,000	323,738
3.70%, 11/20/2023	1,385,000	1,458,152
3.55%, 08/18/2025	247,000	256,616
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,038,908
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.990%), 09/14/2077 (1) (2)	1,000,000	980,520
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	5,010,922
2.45%, 01/16/2020	2,725,000	2,725,720
3.95%, 07/19/2023	250,000	261,531
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	556,590
2.44%, 10/19/2021	531,000	525,349
2.85%, 01/11/2022	1,100,000	1,102,057
2.78%, 07/12/2022	1,500,000	1,491,238
2.78%, 10/18/2022	6,718,000	6,671,162
2.63%, 07/14/2026	644,000	612,870
3.01%, 10/19/2026	297,000	289,023
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (2)	1,550,000	1,539,338
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,624,438
SunTrust Banks, Inc.
2.50%, 05/01/2019	8,810,000	8,842,354
2.90%, 03/03/2021	324,000	327,598
2.70%, 01/27/2022	9,210,000	9,208,599
Svenska Handelsbanken AB
2.50%, 01/25/2019	2,000,000	2,007,565
2.40%, 10/01/2020	2,000,000	2,001,938
Swedbank AB
2.38%, 02/27/2019 (2)	6,000,000	6,009,588

Synchrony Financial
2.60%, 01/15/2019	1,350,000	1,352,473
3.00%, 08/15/2019	4,775,000	4,807,745
3.75%, 08/15/2021	6,000,000	6,151,854
4.50%, 07/23/2025	4,000,000	4,179,061
3.70%, 08/04/2026	1,865,000	1,838,250
3.95%, 12/01/2027	1,500,000	1,493,244
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	376,799
2.95%, 04/01/2022	725,000	733,597
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (2)	218,000	307,776
4.90%, 09/15/2044 (2)	200,000	228,576
4.27%, 05/15/2047 (2)	3,360,000	3,550,002
The Goldman Sachs Group, Inc.
2.91% (3 Month LIBOR USD + 1.050%), 06/05/2023 (1)	3,076,000	3,055,162
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (2)	3,700,000	3,734,948
Toronto-Dominion Bank/The
1.75%, 07/23/2018	556,000	555,547
2.25%, 11/05/2019	432,000	432,211
2.50%, 12/14/2020	500,000	501,561
3.63% (5 Year Swap Rate USD + 2.210%), 09/15/2031 (1)	667,000	665,017
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	111,547
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,431,854
UBS AG/London
2.45%, 12/01/2020 (2)	8,202,000	8,177,279
UBS AG/Stamford CT
5.75%, 04/25/2018	322,000	325,949
2.33% (3 Month LIBOR USD + 0.850%), 06/01/2020 (1)	8,200,000	8,299,884
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (2)	1,250,000	1,262,935
4.13%, 09/24/2025 (2)	200,000	209,840
4.13%, 04/15/2026 (2)	602,000	631,063
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (2)	360,000	365,684
2.86% (3 Month LIBOR USD + 0.950%), 08/15/2023 (1) (2)	742,000	733,421
4.25%, 03/23/2028 (2)	7,715,000	8,126,924
UDR, Inc.
2.95%, 09/01/2026	276,000	265,184
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,500,105
3.75%, 05/01/2024	382,000	392,138
3.50%, 02/01/2025	251,000	252,812
4.13%, 01/15/2026	449,000	468,501
3.85%, 04/01/2027	677,000	689,273
VEREIT Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,620,513
Vornado Realty LP
3.50%, 01/15/2025	800,000	797,835
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,838,352
3.13%, 07/15/2024	1,600,000	1,585,252
3.65%, 06/15/2026	200,000	202,207
Wachovia Corp.
5.75%, 02/01/2018	1,865,000	1,870,781
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (2)	6,000,000	6,104,645
Wells Fargo & Co.
2.15%, 01/30/2020	1,583,000	1,579,442
3.50%, 03/08/2022	1,929,000	1,991,572
2.63%, 07/22/2022	5,459,000	5,428,929
3.07%, 01/24/2023	2,655,000	2,674,614
3.30%, 09/09/2024	1,900,000	1,929,048
3.00%, 02/19/2025	4,075,000	4,040,022
3.55%, 09/29/2025	700,000	718,348
3.00%, 04/22/2026	6,300,000	6,179,271
4.10%, 06/03/2026	3,749,000	3,930,255
4.30%, 07/22/2027	729,000	776,019
5.61%, 01/15/2044	317,000	390,504
4.65%, 11/04/2044	675,000	735,437
4.90%, 11/17/2045	3,231,000	3,653,553
4.75%, 12/07/2046	2,153,000	2,404,082
Welltower, Inc.
3.75%, 03/15/2023	560,000	580,224
4.50%, 01/15/2024	461,000	492,529
4.00%, 06/01/2025	872,000	901,482
Westpac Banking Co.
1.60%, 01/12/2018	846,000	845,972
2.12% (3 Month LIBOR USD + 0.740%), 07/30/2018 (1)	3,060,000	3,070,466
4.88%, 11/19/2019	1,105,000	1,158,250
2.00%, 03/03/2020 (2)	1,349,000	1,339,395
2.75%, 01/11/2023	1,000,000	997,820
4.32% (5 Year Mid Swap Rate USD + 2.240%), 11/23/2031 (1)	1,500,000	1,545,050
Willis North America, Inc.
7.00%, 09/29/2019	537,000	575,851
WP Carey, Inc.
4.60%, 04/01/2024	1,700,000	1,775,575
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,689,437
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,373,608
5.25%, 12/15/2043	2,700,000	3,097,494

		1,728,889,045

Industrials - 1.74%
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	245,001
4.38%, 05/08/2042	107,000	115,313
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	479,610
Airbus Group Finance BV
2.70%, 04/17/2023 (2)	376,000	375,648
Airbus SE
3.15%, 04/10/2027 (2)	736,000	738,112
3.95%, 04/10/2047 (2)	150,000	159,728
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,976,500
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,188,284
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	977,813
3.25%, 09/08/2024	219,000	214,546
3.88%, 01/12/2028	221,000	220,270

BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (2)	243,000	256,198
3.80%, 10/07/2024 (2)	770,000	800,857
3.85%, 12/15/2025 (2)	500,000	518,402
BAE Systems Plc
5.80%, 10/11/2041 (2)	550,000	686,139
Boeing Co./The
4.88%, 02/15/2020	52,000	54,920
7.95%, 08/15/2024	124,000	162,158
Burlington Northern Santa Fe LLC
5.75%, 03/15/2018	173,000	174,297
3.60%, 09/01/2020	146,000	150,507
3.45%, 09/15/2021	215,000	222,120
3.05%, 03/15/2022	440,000	449,151
3.00%, 03/15/2023	206,000	209,837
6.70%, 08/01/2028	62,000	81,042
7.29%, 06/01/2036	134,000	192,189
6.15%, 05/01/2037	320,000	428,653
5.75%, 05/01/2040	373,000	485,659
5.40%, 06/01/2041	542,000	681,647
4.40%, 03/15/2042	400,000	448,989
4.38%, 09/01/2042	462,000	515,587
5.15%, 09/01/2043	389,000	480,568
4.15%, 04/01/2045	1,825,000	1,981,389
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,277,779
2.90%, 02/01/2025	644,000	638,773
7.13%, 10/15/2031	155,000	212,007
6.13%, 09/15/2115	678,000	904,164
Carlisle Co., Inc.
3.50%, 12/01/2024	3,025,000	3,048,207
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	65,459
2.75%, 08/20/2021	420,000	424,916
1.93%, 10/01/2021	445,000	435,518
2.85%, 06/01/2022	446,000	451,578
2.55%, 11/29/2022	8,675,000	8,646,034
3.75%, 11/24/2023	2,825,000	2,971,425
3.25%, 12/01/2024	714,000	732,345
2.40%, 08/09/2026	700,000	669,133
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	220,024
CRH America Finance, Inc.
3.40%, 05/09/2027 (2)	200,000	199,896
CRH America, Inc.
3.88%, 05/18/2025 (2)	354,000	369,439
5.13%, 05/18/2045 (2)	230,000	267,923
CSX Co.
4.25%, 06/01/2021	205,000	215,351
3.40%, 08/01/2024	300,000	308,262
5.50%, 04/15/2041	402,000	496,409
4.75%, 05/30/2042	175,000	195,965
Deere & Co.
2.60%, 06/08/2022	619,000	619,609
3.90%, 06/09/2042	275,000	297,319
Eaton Co.
5.60%, 05/15/2018	273,000	276,571
7.63%, 04/01/2024	206,000	248,592
4.00%, 11/02/2032	143,000	147,596
5.80%, 03/15/2037	500,000	605,094
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,800,000	1,908,000
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	632,570	646,648
6.72%, 01/15/2022 (11)	168,014	181,455
FedEx Corp.
3.90%, 02/01/2035	414,000	420,286
4.10%, 04/15/2043	86,000	87,779
General Electric Capital Co.
6.00%, 08/07/2019	157,000	166,339
2.10%, 12/11/2019	152,000	151,549
5.50%, 01/08/2020	581,000	616,863
5.55%, 05/04/2020	191,000	204,410
4.38%, 09/16/2020	426,000	447,451
5.30%, 02/11/2021	184,000	198,664
3.15%, 09/07/2022	554,000	562,684
3.45%, 05/15/2024	830,000	856,088
5.88%, 01/14/2038	289,000	373,464
General Electric Co.
4.65%, 10/17/2021	514,000	553,332
2.70%, 10/09/2022	175,000	174,708
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,885,698
4.85%, 04/27/2035	1,000,000	1,116,856
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (2)	148,000	156,994
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027 (2)	7,406,000	7,387,485
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	166,718
4.88%, 09/15/2041	87,000	104,624
3.90%, 09/01/2042	1,267,000	1,356,602
Ingersoll-Rand Co.
6.39%, 11/15/2027	80,000	93,610
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/2023	329,000	350,532
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	359,881
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	670,410
John Deere Capital Co.
1.60%, 07/13/2018	315,000	314,614
1.70%, 01/15/2020	123,000	121,794
2.05%, 03/10/2020	300,000	299,236
2.45%, 09/11/2020	335,000	336,639
3.15%, 10/15/2021	257,000	263,392
2.80%, 01/27/2023	373,000	375,188
2.65%, 06/24/2024	1,000,000	990,265
2.80%, 09/08/2027	700,000	686,892
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	360,047
3.75%, 12/01/2021	475,000	491,283
3.63%, 07/02/2024 (8)	161,000	166,830
6.00%, 01/15/2036	107,000	133,527
5.25%, 12/01/2041	722,000	828,467
5.13%, 09/14/2045	205,000	240,435
4.95%, 07/02/2064 (8)	1,380,000	1,518,522

Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,417,681
Koninklijke Philips NV
3.75%, 03/15/2022	864,000	899,491
Lockheed Martin Co.
2.50%, 11/23/2020	14,204,000	14,293,695
3.10%, 01/15/2023	346,000	351,517
4.07%, 12/15/2042	462,000	485,937
4.09%, 09/15/2052	695,000	726,773
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,793,074
3.45%, 06/01/2027	811,000	799,192
3.50%, 12/15/2027	9,765,000	9,689,149
6.25%, 05/01/2037	107,000	129,913
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,557,756
9.75%, 06/15/2020	17,000	19,800
8.20%, 01/15/2030	537,000	754,715
Mexico City Airport Trust
5.50%, 07/31/2047 (2)	410,000	404,875
Norfolk Southern Co.
3.25%, 12/01/2021	570,000	584,007
2.90%, 02/15/2023	294,000	295,375
5.59%, 05/17/2025	6,000	6,880
7.80%, 05/15/2027	1,705,000	2,316,318
3.95%, 10/01/2042	332,000	339,854
4.80%, 08/15/2043	1,273,000	1,453,486
3.94%, 11/01/2047 (2)	2,186,000	2,241,400
4.05%, 08/15/2052 (2)	1,100,000	1,138,920
Northrop Grumman Corp.
2.55%, 10/15/2022	14,560,000	14,454,276
3.20%, 02/01/2027	849,000	851,932
3.25%, 01/15/2028	250,000	250,287
7.75%, 02/15/2031	206,000	293,396
3.85%, 04/15/2045	195,000	196,359
4.03%, 10/15/2047	4,563,000	4,764,194
Pactiv LLC
7.95%, 12/15/2025	34,000	38,505
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	81,055
3.30%, 11/21/2024	149,000	152,438
4.45%, 11/21/2044	333,000	371,479
4.10%, 03/01/2047	583,000	626,078
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.88%, 07/17/2018 (2)	431,000	432,859
2.50%, 06/15/2019 (2)	184,000	184,340
3.38%, 02/01/2022 (2)	2,011,000	2,048,421
2.70%, 03/14/2023 (2)	220,000	216,143
Pentair Finance SA
2.90%, 09/15/2018	449,000	450,765
Precision Castparts Co.
3.25%, 06/15/2025	880,000	899,285
4.20%, 06/15/2035	75,000	80,185
4.38%, 06/15/2045	415,000	466,241
Raytheon Co.
3.15%, 12/15/2024	378,000	386,385
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,051,076
3.55%, 06/01/2022	496,000	511,251
2.90%, 07/01/2026	245,000	239,834
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,811,354
3.20%, 03/15/2024	409,000	412,050
4.35%, 04/15/2047	259,000	281,028
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	210,460
Ryder System, Inc.
2.50%, 03/01/2018	165,000	165,030
2.50%, 05/11/2020	1,020,000	1,020,935
2.88%, 09/01/2020	345,000	347,357
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (2)	553,000	559,113
3.13%, 03/16/2024 (2)	800,000	811,627
2.35%, 10/15/2026 (2)	700,000	661,000
4.40%, 05/27/2045 (2)	513,000	574,841
3.30%, 09/15/2046 (2)	400,000	373,245
4.20%, 03/16/2047 (2)	1,190,000	1,304,337
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,934,716
3.65%, 03/15/2027	5,571,000	5,660,204
Timken Co./The
3.88%, 09/01/2024	1,000,000	1,006,212
TTX Co.
2.25%, 02/01/2019 (2)	3,375,000	3,366,480
3.60%, 01/15/2025 (2)	2,000,000	2,045,523
3.90%, 02/01/2045 (2)	4,000,000	3,928,325
Tyco Electronics Group SA
2.38%, 12/17/2018	7,025,000	7,040,755
Union Pacific Co.
4.16%, 07/15/2022	213,000	228,291
2.95%, 01/15/2023	149,000	151,501
2.75%, 04/15/2023	240,000	240,904
3.65%, 02/15/2024	142,000	149,231
3.25%, 01/15/2025	200,000	204,720
3.60%, 09/15/2037	9,378,000	9,708,684
4.30%, 06/15/2042	165,000	181,133
4.15%, 01/15/2045	300,000	324,047
3.80%, 10/01/2051	116,000	118,148
4.10%, 09/15/2067	200,000	208,409
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024	16,532	17,417
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027	651,930	631,932
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	275,158
8.38%, 04/01/2030 (8)	83,000	118,652
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	185,527
2.50%, 04/01/2023	13,242,000	13,166,377
3.75%, 11/15/2047	5,162,000	5,324,486
United Technologies Co.
3.10%, 06/01/2022	524,000	533,661
4.50%, 06/01/2042	693,000	767,444
4.15%, 05/15/2045	785,000	835,465
Vulcan Materials Co.
7.15%, 11/30/2037	2,054,000	2,771,545
4.50%, 06/15/2047	4,166,000	4,249,678

Wabtec Co./DE
4.38%, 08/15/2023	322,000	330,701
Wabtec Corp.
3.45%, 11/15/2026	5,000,000	4,888,431
Waste Management, Inc.
3.13%, 03/01/2025	424,000	427,214
WestRock Co.
3.00%, 09/15/2024 (2)	1,200,000	1,189,081
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,185,402

		256,617,206

Real Estate - 0.06%
American Tower Corp.
3.50%, 01/31/2023	341,000	348,623
3.38%, 10/15/2026	506,000	497,000
HCP, Inc.
3.88%, 08/15/2024	1,981,000	2,027,228
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,699,578
3.25%, 10/15/2022	1,490,000	1,513,817
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	690,394

		9,776,640

Technology - 1.38%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	476,889
4.50%, 12/05/2036	1,020,000	1,098,783
Apple, Inc.
1.63% (3 Month LIBOR USD + 0.250%), 05/03/2018 (1)	790,000	790,474
2.15%, 02/09/2022	1,200,000	1,184,255
2.40%, 01/13/2023	8,229,000	8,157,118
2.40%, 05/03/2023	2,081,000	2,059,272
3.00%, 02/09/2024	6,709,000	6,792,756
3.45%, 05/06/2024	795,000	824,260
2.85%, 05/11/2024	584,000	586,490
2.75%, 01/13/2025	1,000,000	991,062
3.20%, 05/13/2025	1,010,000	1,030,139
2.45%, 08/04/2026	1,111,000	1,064,534
3.35%, 02/09/2027	363,000	371,743
3.20%, 05/11/2027	743,000	752,219
3.00%, 06/20/2027	1,462,000	1,455,148
2.90%, 09/12/2027	3,300,000	3,259,906
4.50%, 02/23/2036	723,000	828,191
3.45%, 02/09/2045	500,000	487,492
4.65%, 02/23/2046	3,638,000	4,256,322
3.85%, 08/04/2046	6,544,000	6,813,380
3.75%, 09/12/2047	2,300,000	2,354,701
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022 (2)	3,000,000	2,974,246
3.63%, 01/15/2024 (2)	1,988,000	1,976,432
3.13%, 01/15/2025 (2)	7,000,000	6,690,161
3.88%, 01/15/2027 (2)	1,850,000	1,819,980
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (2)	7,485,000	7,578,099
Dell, Inc.
7.10%, 04/15/2028	196,000	220,500
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (2)	2,361,000	2,602,657
DXC Technology Co.
2.88%, 03/27/2020	5,285,000	5,310,399
4.25%, 04/15/2024	9,435,000	9,825,822
Enterprise Services LLC
7.45%, 10/15/2029	250,000	310,620
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,292,133
3.50%, 04/15/2023	1,281,000	1,309,340
3.88%, 06/05/2024	582,000	607,396
3.00%, 08/15/2026	1,300,000	1,256,191
Fiserv, Inc.
4.63%, 10/01/2020	215,000	226,869
4.75%, 06/15/2021	5,231,000	5,583,797
3.85%, 06/01/2025	5,000,000	5,214,718
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	308,379
4.65%, 12/09/2021	326,000	346,471
6.00%, 09/15/2041	331,000	353,688
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,880,791
Intel Corp.
3.30%, 10/01/2021	259,000	268,565
3.10%, 07/29/2022	245,000	251,987
3.70%, 07/29/2025	456,000	481,750
3.15%, 05/11/2027	700,000	713,665
4.00%, 12/15/2032	1,195,000	1,314,425
3.73%, 12/08/2047 (2)	1,035,000	1,073,708
International Business Machines Co.
7.63%, 10/15/2018	872,000	910,609
2.25%, 02/19/2021	1,670,000	1,664,984
6.22%, 08/01/2027	68,000	84,792
6.50%, 01/15/2028	120,000	153,221
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,214,738
Microsoft Corp.
2.38%, 05/01/2023	744,000	737,621
2.88%, 02/06/2024	2,068,000	2,097,503
2.40%, 08/08/2026	600,000	578,455
3.30%, 02/06/2027	892,000	919,840
3.50%, 02/12/2035	318,000	330,635
4.20%, 11/03/2035	231,000	261,913
4.10%, 02/06/2037	1,468,000	1,637,820
4.50%, 10/01/2040	125,000	145,972
3.75%, 02/12/2045	4,084,000	4,298,397
4.00%, 02/12/2055	1,513,000	1,616,875
4.75%, 11/03/2055	408,000	504,445
3.95%, 08/08/2056	264,000	281,475
4.50%, 02/06/2057	8,636,000	10,214,811
Oracle Co.
5.75%, 04/15/2018	351,000	355,017
5.00%, 07/08/2019	547,000	570,859
2.80%, 07/08/2021	766,000	777,184
2.40%, 09/15/2023	757,000	747,412
3.40%, 07/08/2024	2,000,000	2,073,416
2.95%, 11/15/2024	1,500,000	1,510,400
2.95%, 05/15/2025	2,000,000	2,008,185
4.30%, 07/08/2034	5,981,000	6,642,606

3.90%, 05/15/2035	2,000,000	2,117,115
3.85%, 07/15/2036	800,000	844,786
3.80%, 11/15/2037	17,515,000	18,369,738
6.13%, 07/08/2039	265,000	363,660
5.38%, 07/15/2040	2,540,000	3,208,865
4.38%, 05/15/2055	400,000	446,610
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	175,875
Qualcomm, Inc.
2.60%, 01/30/2023	139,000	135,563
2.90%, 05/20/2024	1,200,000	1,170,538
3.25%, 05/20/2027	1,003,000	979,031
4.30%, 05/20/2047	7,000,000	7,045,366
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	431,357
TSMC Global Ltd.
1.63%, 04/03/2018 (2)	5,000,000	4,991,105
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,314,209
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,253,035

		203,613,961

Utilities - 2.59%
AEP Texas, Inc.
3.80%, 10/01/2047 (2)	3,715,000	3,815,840
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,137,398
3.75%, 12/01/2047 (2)	2,600,000	2,671,254
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,995,033
6.13%, 05/15/2038	219,000	287,607
6.00%, 03/01/2039	89,000	116,707
4.10%, 01/15/2042	233,000	244,506
4.15%, 08/15/2044	205,000	221,018
3.75%, 03/01/2045	182,000	186,365
Ameren Illinois Co.
3.70%, 12/01/2047	3,170,000	3,240,363
American Electric Power Co., Inc.
2.15%, 11/13/2020	3,290,000	3,274,426
3.20%, 11/13/2027	4,049,000	4,018,984
American Water Capital Co.
3.85%, 03/01/2024	500,000	525,541
3.40%, 03/01/2025	592,000	609,920
6.59%, 10/15/2037	386,000	535,473
4.00%, 12/01/2046	2,350,000	2,506,341
Appalachian Power Co.
6.70%, 08/15/2037	430,000	582,537
4.45%, 06/01/2045	5,123,000	5,680,279
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	97,529
2.20%, 01/15/2020	167,000	166,499
3.35%, 06/15/2024	676,000	691,958
5.05%, 09/01/2041	349,000	415,366
4.50%, 04/01/2042	221,000	249,154
3.75%, 05/15/2046	2,290,000	2,355,884
Atmos Energy Co.
8.50%, 03/15/2019	71,000	76,317
4.15%, 01/15/2043	830,000	891,366
4.13%, 10/15/2044	1,860,000	2,029,278
Avangrid, Inc.
3.15%, 12/01/2024	610,000	606,666
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	510,456
3.50%, 08/15/2046	375,000	367,051
3.75%, 08/15/2047	1,000,000	1,023,530
Berkshire Hathaway Energy Co.
5.75%, 04/01/2018	168,000	169,583
2.40%, 02/01/2020	409,000	410,888
3.50%, 02/01/2025	625,000	644,249
6.13%, 04/01/2036	366,000	490,748
Boston Gas Co.
4.49%, 02/15/2042 (2)	253,000	283,308
Brooklyn Union Gas Co./The
4.50%, 03/10/2046 (2)	2,000,000	2,277,271
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	165,237
Centrica Plc
4.00%, 10/16/2023 (2)	5,000,000	5,132,539
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (2)	1,910,000	1,896,502
Cleveland Electric Illuminating Co/The
3.50%, 04/01/2028 (2)	1,333,000	1,334,036
CMS Energy Co.
3.88%, 03/01/2024	550,000	575,259
3.00%, 05/15/2026	110,000	107,972
2.95%, 02/15/2027	348,000	335,760
3.45%, 08/15/2027	350,000	352,991
Consumers Energy Co.
4.35%, 08/31/2064	191,000	206,545
Comision Federal de Electricidad
4.88%, 05/26/2021 (2)	551,000	582,958
4.88%, 01/15/2024 (2)	1,572,000	1,676,145
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	367,306
Connecticut Light & Power Co./The
5.65%, 05/01/2018	95,000	96,169
3.20%, 03/15/2027	600,000	608,404
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/2027	1,000,000	1,008,293
5.70%, 06/15/2040	318,000	413,545
3.85%, 06/15/2046	2,940,000	3,058,970
3.88%, 06/15/2047	1,100,000	1,149,278
4.30%, 12/01/2056	3,050,000	3,324,467
Consumers Energy Co.
5.65%, 04/15/2020	144,000	155,022
2.85%, 05/15/2022	155,000	156,507
3.25%, 08/15/2046	190,000	182,263
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	174,831
4.15%, 05/15/2045	1,600,000	1,749,754
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,529,668
2.80%, 11/15/2020	264,000	266,008
4.60%, 12/15/2044	1,300,000	1,428,980
Dominion Resources, Inc.
2.96%, 07/01/2019 (8)	6,539,000	6,589,005

2.75%, 01/15/2022	529,000	528,022
2.85%, 08/15/2026	304,000	293,503
5.25%, 08/01/2033	1,161,000	1,357,622
7.00%, 06/15/2038	124,000	171,134
4.90%, 08/01/2041	212,000	244,792
DTE Energy Co.
2.40%, 12/01/2019	278,000	277,636
2.65%, 06/15/2022	194,000	194,189
3.30%, 06/15/2022	139,000	141,010
3.85%, 12/01/2023	292,000	303,580
3.50%, 06/01/2024	692,000	707,618
3.70%, 03/15/2045	463,000	476,626
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	145,339
4.30%, 06/15/2020	205,000	214,702
6.00%, 12/01/2028	235,000	291,151
6.00%, 01/15/2038	161,000	216,460
4.25%, 12/15/2041	141,000	155,058
Duke Energy Corp.
6.25%, 06/15/2018	1,781,000	1,815,586
3.55%, 09/15/2021	306,000	315,770
3.75%, 09/01/2046	8,100,000	8,002,423
3.95%, 08/15/2047	7,940,000	8,151,567
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	117,963
2.10%, 12/15/2019	3,764,000	3,760,694
6.40%, 06/15/2038	72,000	101,258
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	614,861
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	412,772
6.35%, 08/15/2038	320,000	439,179
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	212,622
3.00%, 09/15/2021	372,000	379,230
2.80%, 05/15/2022	335,000	338,087
3.25%, 08/15/2025	158,000	161,250
4.10%, 05/15/2042	217,000	234,806
4.10%, 03/15/2043	181,000	196,405
4.38%, 03/30/2044	132,000	149,872
4.15%, 12/01/2044	129,000	140,577
4.20%, 08/15/2045	325,000	358,095
3.70%, 10/15/2046	506,000	516,304
Edison International
2.95%, 03/15/2023	400,000	400,566
EDP Finance BV
3.63%, 07/15/2024 (2)	700,000	704,987
Electricite de France SA
2.15%, 01/22/2019 (2)	3,558,000	3,558,208
4.75%, 10/13/2035 (2)	5,000,000	5,517,527
6.00%, 01/22/2114 (2)	1,035,000	1,155,631
Emera US Finance LP
3.55%, 06/15/2026	2,235,000	2,240,821
Enel Finance International NV
3.63%, 05/25/2027 (2)	780,000	774,747
3.50%, 04/06/2028 (2)	900,000	880,039
6.00%, 10/07/2039 (2)	307,000	381,705
4.75%, 05/25/2047 (2)	5,575,000	6,030,976
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	316,714
Entergy Corp.
2.95%, 09/01/2026	310,000	301,529
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	615,129
3.12%, 09/01/2027	370,000	368,943
3.05%, 06/01/2031	440,000	426,110
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	481,050
Eversource Energy
2.75%, 03/15/2022	8,563,000	8,577,486
Exelon Co.
3.50%, 06/01/2022	10,180,000	10,373,170
4.95%, 06/15/2035	1,500,000	1,709,393
5.63%, 06/15/2035	597,000	733,229
Exelon Generation Co. LLC
2.95%, 01/15/2020	300,000	303,048
3.40%, 03/15/2022	880,000	894,684
4.25%, 06/15/2022	313,000	328,387
6.25%, 10/01/2039	300,000	350,697
5.75%, 10/01/2041	192,000	210,245
FirstEnergy Corp.
3.90%, 07/15/2027	353,000	361,597
4.85%, 07/15/2047	263,000	293,240
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (2)	3,919,000	4,651,214
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	71,723
5.40%, 09/01/2035	700,000	860,543
5.95%, 02/01/2038	103,000	137,576
Fortis, Inc.
3.06%, 10/04/2026	14,015,000	13,528,333
Georgia Power Co.
3.25%, 04/01/2026	147,000	147,359
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	165,215
Hydro-Quebec
9.40%, 02/01/2021	186,000	220,888
8.40%, 01/15/2022	826,000	988,491
8.05%, 07/07/2024	638,000	824,254
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	118,075
3.20%, 03/15/2023	991,000	1,003,633
ITC Holdings Co.
5.30%, 07/01/2043	1,558,000	1,878,111
ITC Holdings Corp.
2.70%, 11/15/2022 (2)	5,896,000	5,884,524
3.35%, 11/15/2027 (2)	5,188,000	5,190,175
Jersey Central Power & Light Co.
7.35%, 02/01/2019	3,758,000	3,945,877
4.70%, 04/01/2024 (2)	9,373,000	10,147,042
4.30%, 01/15/2026 (2)	740,000	772,100
6.15%, 06/01/2037	400,000	495,297
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	449,189	495,241
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	376,659
5.30%, 10/01/2041	1,032,000	1,220,679

KeySpan Gas East Corp.
2.74%, 08/15/2026 (2)	538,000	522,847
Korea Electric Power Co.
6.75%, 08/01/2027	233,000	298,887
Korea Gas Co.
4.25%, 11/02/2020 (2)	279,000	288,988
1.88%, 07/18/2021 (2)	588,000	565,447
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (2)	4,000,000	4,003,164
Massachusetts Electric Co.
4.00%, 08/15/2046 (2)	624,000	661,977
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (2)	591,000	624,664
MidAmerican Energy Co.
5.30%, 03/15/2018	72,000	72,521
3.50%, 10/15/2024	317,000	330,703
3.10%, 05/01/2027	696,000	699,335
Nevada Power Co.
6.50%, 08/01/2018	232,000	237,973
7.13%, 03/15/2019	188,000	198,806
5.38%, 09/15/2040	261,000	323,639
5.45%, 05/15/2041	386,000	477,769
New England Power Co.
3.80%, 12/05/2047 (2)	9,677,000	9,883,698
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (2)	804,000	810,364
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	487,000	488,202
2.70%, 09/15/2019	4,622,000	4,649,812
3.55%, 05/01/2027	403,000	410,397
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (2)	168,000	174,381
3.51%, 10/01/2024 (2)	258,000	266,992
NiSource Finance Co.
3.85%, 02/15/2023	283,000	293,436
6.25%, 12/15/2040	550,000	711,241
5.80%, 02/01/2042	774,000	958,259
3.95%, 03/30/2048	4,480,000	4,584,825
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	618,145
4.13%, 05/15/2044	1,480,000	1,612,828
3.60%, 09/15/2047	2,395,000	2,434,557
Ohio Power Co.
6.05%, 05/01/2018	160,000	162,026
5.38%, 10/01/2021	65,000	71,454
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	654,033
7.00%, 09/01/2022	124,000	146,503
Pacific Gas & Electric Co.
8.25%, 10/15/2018	2,242,000	2,345,958
3.25%, 09/15/2021	146,000	148,739
2.45%, 08/15/2022	581,000	569,946
3.25%, 06/15/2023	206,000	207,976
3.40%, 08/15/2024	14,420,000	14,691,858
3.50%, 06/15/2025	547,000	559,079
2.95%, 03/01/2026	194,000	188,827
6.05%, 03/01/2034	146,000	183,912
4.50%, 12/15/2041	749,000	799,789
4.45%, 04/15/2042	194,000	207,328
4.00%, 12/01/2046	358,000	358,032
PacifiCo.
5.65%, 07/15/2018	294,000	300,037
5.50%, 01/15/2019	26,000	26,891
2.95%, 02/01/2022	103,000	104,599
PECO Energy Co.
5.35%, 03/01/2018	93,000	93,537
2.38%, 09/15/2022	578,000	572,725
4.15%, 10/01/2044	353,000	385,438
3.70%, 09/15/2047	2,120,000	2,174,080
Pennsylvania Electric Co.
3.25%, 03/15/2028 (2)	2,386,000	2,346,977
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	293,703
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,935,004
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	188,262
PPL Capital Funding, Inc.
4.00%, 09/15/2047	634,000	650,834
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	176,489
4.13%, 06/15/2044	208,000	226,843
Progress Energy, Inc.
7.05%, 03/15/2019	4,553,000	4,806,194
4.40%, 01/15/2021	390,000	408,783
3.15%, 04/01/2022	389,000	393,975
7.75%, 03/01/2031	6,863,000	9,602,659
PSEG Power LLC
5.13%, 04/15/2020	430,000	454,501
3.00%, 06/15/2021	2,310,000	2,330,085
4.15%, 09/15/2021	332,000	346,202
8.63%, 04/15/2031	130,000	171,347
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	28,594
3.20%, 11/15/2020	120,000	122,537
3.55%, 06/15/2046	353,000	348,672
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	104,155
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	149,728
4.40%, 02/01/2021	203,000	214,201
6.63%, 11/15/2037	649,000	879,639
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	84,567
3.15%, 08/15/2024	1,000,000	1,010,368
5.38%, 11/01/2039	117,000	146,789
3.60%, 12/01/2047	1,605,000	1,641,752
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,229,916
RGS I&M Funding Co.
9.82%, 06/07/2022	85,737	92,744
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	255,922
5.35%, 05/15/2040	3,430,000	4,262,180
3.95%, 11/15/2041	310,000	327,919

Sempra Energy
6.15%, 06/15/2018	237,000	241,401
9.80%, 02/15/2019	5,218,000	5,650,909
2.88%, 10/01/2022	361,000	360,477
4.05%, 12/01/2023	10,325,000	10,798,328
3.55%, 06/15/2024	709,000	726,469
3.25%, 06/15/2027	600,000	596,888
6.00%, 10/15/2039	155,000	199,852
South Carolina Electric & Gas Co.
6.63%, 02/01/2032	500,000	633,076
5.30%, 05/15/2033	225,000	254,739
6.05%, 01/15/2038	400,000	499,605
5.50%, 12/15/2039	250,000	281,652
Southern California Edison Co.
5.50%, 08/15/2018	144,000	147,181
3.88%, 06/01/2021	102,000	106,724
1.85%, 02/01/2022	216,000	213,890
3.50%, 10/01/2023	328,000	339,631
5.95%, 02/01/2038	67,000	88,552
6.05%, 03/15/2039	253,000	338,619
3.90%, 12/01/2041	392,000	407,131
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	542,002
2.45%, 10/01/2023	230,000	222,552
3.25%, 06/15/2026	225,000	223,272
5.88%, 03/15/2041	1,210,000	1,500,372
4.40%, 06/01/2043	160,000	170,048
3.95%, 10/01/2046	282,000	279,729
Southern Co./The
2.15%, 09/01/2019	555,000	553,284
2.35%, 07/01/2021	5,599,000	5,565,213
Southern Power Co.
4.15%, 12/01/2025	218,000	229,680
5.15%, 09/15/2041	746,000	829,036
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	509,871
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	333,116
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	399,215
State Grid Overseas Investment 2013 Ltd.
1.75%, 05/22/2018 (2)	241,000	240,460
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (2)	4,240,000	4,255,301
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (2)	715,000	748,294
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	875,800
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	380,233
Union Electric Co.
2.95%, 06/15/2027	715,000	708,115
3.65%, 04/15/2045	1,370,000	1,393,669
Virginia Electric & Power Co.
5.40%, 04/30/2018	558,000	564,309
2.95%, 01/15/2022	80,000	80,977
2.75%, 03/15/2023	159,000	158,237
3.45%, 02/15/2024	191,000	197,180
3.50%, 03/15/2027	4,955,000	5,121,504
4.65%, 08/15/2043	3,500,000	4,073,440
4.45%, 02/15/2044	126,000	142,030
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,038,976
3.55%, 06/15/2025	865,000	884,164
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,475,045
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	27,378
3.10%, 06/01/2025	285,000	286,767
Xcel Energy, Inc.
4.70%, 05/15/2020	62,000	64,630
2.40%, 03/15/2021	250,000	248,322
3.35%, 12/01/2026	5,105,000	5,166,638
6.50%, 07/01/2036	351,000	473,856
4.80%, 09/15/2041	95,000	107,824

		381,925,565

Total Corporate Bonds		$4,499,801,625

Government Related - 22.52%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (2)	$13,720,000	$13,414,867
African Development Bank
8.80%, 09/01/2019	2,720,000	2,995,547
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	656,653
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,051,095
Atlanta Independent School System
5.56%, 03/01/2026	535,000	619,707
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,437,578
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/2021 (2)	2,940,000	2,907,408
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,457,945
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	958,377
California School Finance Authority
5.04%, 07/01/2020	270,000	282,547
Chile Government International Bond
3.86%, 06/21/2047	2,481,000	2,547,987
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,974,098
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,187,092
Clark County School District
5.51%, 06/15/2024	3,000,000	3,306,330
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,054,500
4.00%, 02/26/2024	737,000	764,269
4.50%, 01/28/2026	1,192,000	1,271,268
3.88%, 04/25/2027	4,202,000	4,277,636
7.38%, 09/18/2037	150,000	202,650
5.63%, 02/26/2044	200,000	229,000
5.00%, 06/15/2045	842,000	890,415

Corp. Andina de Fomento
2.00%, 05/10/2019	3,215,000	3,203,441
2.20%, 07/18/2020	390,000	386,958
2.13%, 09/27/2021	6,840,000	6,688,699
4.38%, 06/15/2022	2,735,000	2,913,842
2.75%, 01/06/2023	1,125,000	1,112,456
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	123,896
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,022,840
Eaton Community City School District
5.39%, 08/25/2027	275,000	283,393
Elgin Local School District
5.50%, 08/31/2027	535,000	549,680
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,781,055
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	640,213
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	354,093
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,217,574
5.50%, 07/15/2036	1,135,000	1,555,541
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	9,055,000	9,135,228
6.25%, 07/15/2032	3,428,000	4,806,899
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	702,982
2.00%, 10/05/2022	3,225,000	3,184,246
2.63%, 09/06/2024	4,919,000	4,983,336
1.88%, 09/24/2026	845,000	796,295
6.25%, 05/15/2029	1,285,000	1,717,379
7.13%, 01/15/2030	1,500,000	2,160,129
6.63%, 11/15/2030	2,300,000	3,233,384
Financing Co.
0.00%, 04/06/2018 PO	194,000	193,176
0.00%, 05/11/2018 PO	6,860,000	6,819,268
0.00%, 03/07/2019 PO	205,000	200,256
Finnvera OYJ
2.38%, 06/04/2025 (2)	600,000	580,116
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,338,850
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,773,510
Hungary Government International Bond
6.38%, 03/29/2021	1,600,000	1,776,128
7.63%, 03/29/2041	2,850,000	4,464,668
Indonesia Government International Bond
5.88%, 01/15/2024 (2)	1,300,000	1,478,240
4.13%, 01/15/2025 (2)	1,325,000	1,375,575
4.35%, 01/11/2048	5,695,000	5,777,760
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	730,000	742,155
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	332,025
0.00%, 09/15/2023	1,837,000	1,599,789
5.50%, 09/18/2023	5,310,000	6,177,970
0.00%, 11/01/2023 IO	413,000	357,745
0.00%, 08/15/2024	1,500,000	1,268,301
0.00%, 11/01/2024	1,000,000	838,732
0.00%, 11/01/2024 PO	17,739,000	14,880,526
0.00%, 11/15/2024	2,299,000	1,925,525
0.00%, 08/15/2025	2,500,000	2,037,607
0.00%, 11/15/2026	258,000	200,831
5.50%, 09/18/2033	619,000	831,455
Japan Bank for International Cooperation/Japan
2.25%, 02/24/2020	2,200,000	2,190,329
2.13%, 06/01/2020	1,400,000	1,391,484
2.13%, 07/21/2020	3,800,000	3,770,721
2.13%, 11/16/2020	4,000,000	3,965,702
1.50%, 07/21/2021	4,000,000	3,857,260
Japan Finance Organization for Municipalities
2.00%, 09/08/2020 (2)	2,400,000	2,367,530
2.13%, 04/13/2021 (2)	1,600,000	1,572,127
2.63%, 04/20/2022 (2)	6,000,000	5,964,525
2.13%, 10/25/2023 (2)	3,400,000	3,265,344
Lithuania Government International Bond
7.38%, 02/11/2020 (2)	995,000	1,098,757
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,728,136
Mexico Government International Bond
3.63%, 03/15/2022	1,786,000	1,855,654
4.00%, 10/02/2023	2,418,000	2,530,437
3.60%, 01/30/2025	868,000	879,718
4.13%, 01/21/2026	1,429,000	1,489,733
4.75%, 03/08/2044	3,680,000	3,720,480
5.55%, 01/21/2045	1,494,000	1,680,750
4.35%, 01/15/2047	42,000	40,110
4.60%, 02/10/2048	4,430,000	4,374,625
5.75%, 10/12/2110	588,000	626,220
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,520
3.75%, 07/01/2034	180,000	182,730
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	4,000,000	4,592,120
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,769,369
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	333,775
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,520,940
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,604,790
2.40%, 10/26/2022	2,595,000	2,556,552
North Carolina Housing Finance Agency
3.00%, 01/01/2033	3,820,000	3,810,565
North Carolina State Education Assistance Authority
2.17% (3 Month LIBOR USD + 0.800%), 07/25/2036 (1)	8,600,000	8,617,716
Ohio State University/The
4.05%, 12/01/2056	406,000	435,541
4.80%, 06/01/2111	1,102,000	1,237,821
Panama Government International Bond
4.00%, 09/22/2024	2,810,000	2,988,435
3.75%, 03/16/2025	650,000	677,625
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	243,770
Poland Government International Bond
4.00%, 01/22/2024	1,040,000	1,109,035

Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,652,654
5.65%, 11/01/2040	435,000	570,559
4.46%, 10/01/2062	2,065,000	2,384,517
Province of Alberta Canada
2.20%, 07/26/2022	1,975,000	1,945,971
Province of Manitoba Canada
2.13%, 05/04/2022	2,520,000	2,478,771
2.13%, 06/22/2026	400,000	376,169
Province of Ontario Canada
4.40%, 04/14/2020	975,000	1,021,125
2.25%, 05/18/2022	2,320,000	2,295,018
Province of Quebec Canada
7.37%, 03/06/2026 (8)	58,000	75,318
2.75%, 04/12/2027	5,680,000	5,631,306
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	438,630
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,329,388
0.00%, 07/15/2020 PO	25,916,000	24,585,536
0.00%, 10/15/2020 PO	8,372,000	7,888,636
0.00%, 01/15/2021 PO	5,455,000	5,109,168
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,184,898
0.00%, 10/15/2027	1,295,000	980,136
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,102,240
Romanian Government International Bond
6.75%, 02/07/2022	250,000	286,250
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	856,798
Saudi Government International Bond
2.38%, 10/26/2021 (2)	3,050,000	2,975,153
2.88%, 03/04/2023 (2)	5,560,000	5,465,602
State of California
7.50%, 04/01/2034	10,105,000	14,963,686
7.30%, 10/01/2039	1,584,000	2,363,106
State of Illinois
5.88%, 03/01/2019	2,215,000	2,284,019
5.00%, 11/01/2022	10,340,000	11,065,661
5.10%, 06/01/2033	6,560,000	6,549,111
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,717,878
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,064,848
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	611,243
7.13%, 05/01/2030	1,615,000	2,327,708
5.88%, 04/01/2036	882,000	1,239,301
5.50%, 06/15/2038	57,000	77,996
5.25%, 09/15/2039	949,000	1,279,075
4.63%, 09/15/2060	303,000	381,515
4.25%, 09/15/2065	2,725,000	3,217,647
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,202,533
0.00%, 07/15/2028 IO	2,000,000	1,463,408
0.00%, 03/15/2032	1,514,000	962,493
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025 PO	1,847,000	1,489,849
0.00%, 06/15/2035 PO	258,000	147,047
Three Rivers Local School District
5.21%, 09/15/2027	285,000	293,992
Tokyo Metropolitan Government
2.00%, 05/17/2021 (2)	2,400,000	2,339,450
2.50%, 06/08/2022 (2)	5,000,000	4,947,830
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,218,186
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (4)	947,412	945,392
1.38%, 01/15/2020 (4)	338,776	347,706
0.13%, 01/15/2022 (4)	2,421,580	2,412,635
0.13%, 04/15/2022 (4)	10,162,885	10,094,426
1.75%, 01/15/2028 (4)	706,446	794,575
3.63%, 04/15/2028 (4)	1,590,638	2,088,423
2.50%, 01/15/2029 (4)	474,483	576,001
U.S. Treasury Note/Bond
2.63%, 01/31/2018	2,683,000	2,685,918
3.50%, 02/15/2018	6,993,000	7,011,222
0.75%, 03/31/2018	245,000	244,621
1.50%, 08/31/2018	5,061,000	5,054,607
1.00%, 09/15/2018	420,000	417,961
0.75%, 10/31/2018	85,000	84,298
1.25%, 10/31/2018	1,930,000	1,922,272
1.25%, 12/31/2018	110,000	109,386
1.38%, 12/31/2018	722,000	718,788
1.50%, 01/31/2019	1,050,000	1,046,102
0.75%, 02/15/2019	5,000,000	4,939,237
3.13%, 05/15/2019	10,774,000	10,957,646
1.50%, 05/31/2019	1,360,000	1,353,109
1.38%, 07/31/2019	17,107,000	16,976,612
1.25%, 08/31/2019	25,352,000	25,091,219
1.38%, 09/30/2019	14,446,000	14,319,844
1.50%, 10/31/2019	20,655,000	20,510,516
1.00%, 11/30/2019	2,392,000	2,352,379
1.75%, 11/30/2019	14,062,000	14,025,160
8.50%, 02/15/2020	4,750,000	5,403,213
3.50%, 05/15/2020	1,300,000	1,347,375
8.75%, 05/15/2020	2,000,000	2,318,725
1.63%, 06/30/2020	1,500,000	1,488,759
2.63%, 08/15/2020	3,709,000	3,773,374
8.75%, 08/15/2020	6,304,000	7,393,672
1.38%, 08/31/2020	10,000,000	9,852,909
2.13%, 08/31/2020	2,032,000	2,041,161
2.63%, 11/15/2020	4,596,000	4,678,550
1.63%, 11/30/2020	22,808,000	22,577,191
2.00%, 11/30/2020	1,000,000	1,000,856
1.88%, 12/15/2020	12,419,000	12,382,142
1.38%, 01/31/2021	15,000,000	14,712,972
3.63%, 02/15/2021	1,961,000	2,056,298
7.88%, 02/15/2021	900,000	1,060,099
1.13%, 02/28/2021	7,772,000	7,557,408
1.25%, 03/31/2021	1,996,000	1,946,582
1.38%, 04/30/2021	60,875,000	59,553,335
2.25%, 04/30/2021	1,800,000	1,811,824
3.13%, 05/15/2021	4,592,000	4,750,953

8.13%, 05/15/2021	1,718,000	2,055,760
2.13%, 06/30/2021	12,995,000	13,019,480
1.13%, 07/31/2021	5,374,000	5,196,468
2.13%, 08/15/2021	2,805,000	2,808,865
1.13%, 09/30/2021	11,010,000	10,622,659
2.13%, 09/30/2021	75,635,000	75,677,358
1.25%, 10/31/2021	1,192,000	1,154,676
2.00%, 10/31/2021	15,000,000	14,934,601
8.00%, 11/15/2021	4,414,000	5,377,355
1.75%, 11/30/2021	10,000	9,860
2.00%, 12/31/2021	90,575,000	90,109,602
1.50%, 01/31/2022	1,250,000	1,219,205
1.88%, 01/31/2022	15,535,000	15,372,555
1.75%, 03/31/2022	58,775,000	57,806,134
1.88%, 03/31/2022	57,434,000	56,781,127
1.88%, 04/30/2022	61,617,000	60,875,261
1.75%, 06/30/2022	4,994,000	4,903,189
2.13%, 06/30/2022	2,000,000	1,996,130
1.88%, 07/31/2022	17,423,000	17,184,996
2.00%, 07/31/2022	8,500,000	8,434,353
1.63%, 08/31/2022	15,919,000	15,523,591
1.88%, 09/30/2022	64,843,000	63,895,482
2.00%, 10/31/2022	17,944,000	17,785,384
2.00%, 11/30/2022	47,918,000	47,475,116
2.13%, 12/31/2022	45,944,000	45,746,441
1.75%, 01/31/2023	12,000,000	11,728,220
2.00%, 02/15/2023	500,000	494,787
1.63%, 04/30/2023	38,725,000	37,537,260
1.75%, 05/15/2023	109,000,000	106,295,162
2.50%, 08/15/2023	1,000,000	1,013,367
2.75%, 02/15/2024	1,000,000	1,026,030
2.50%, 05/15/2024	56,675,000	57,301,967
2.00%, 06/30/2024	13,760,000	13,493,506
2.38%, 08/15/2024	20,000,000	20,059,391
2.13%, 09/30/2024	15,557,000	15,357,661
2.25%, 10/31/2024	13,366,000	13,301,195
2.25%, 11/15/2024	20,000,000	19,892,070
2.13%, 11/30/2024	31,582,000	31,159,891
2.13%, 05/15/2025	27,665,000	27,235,487
2.25%, 11/15/2025	106,345,000	105,382,167
1.63%, 05/15/2026	24,145,000	22,735,059
1.50%, 08/15/2026	12,739,000	11,848,753
2.00%, 11/15/2026	53,161,000	51,432,578
2.38%, 05/15/2027	5,211,000	5,194,547
2.25%, 08/15/2027	9,802,000	9,661,109
2.25%, 11/15/2027	34,264,000	33,769,907
5.50%, 08/15/2028	1,312,000	1,687,799
5.25%, 11/15/2028	67,000	84,966
4.75%, 02/15/2037	37,619,000	50,079,550
5.00%, 05/15/2037	8,604,000	11,788,340
4.38%, 02/15/2038	10,000,000	12,772,841
3.50%, 02/15/2039	98,799,100	112,742,553
4.25%, 05/15/2039	6,800,000	8,587,343
4.50%, 08/15/2039	4,706,000	6,142,038
4.38%, 11/15/2039	7,900,000	10,155,761
4.63%, 02/15/2040	3,000,000	3,985,879
4.38%, 05/15/2040	7,600,000	9,790,392
3.88%, 08/15/2040	4,380,000	5,272,289
4.25%, 11/15/2040	17,610,000	22,343,992
4.75%, 02/15/2041	11,815,000	16,022,818
4.38%, 05/15/2041	1,500,000	1,938,868
2.75%, 11/15/2042	1,200,000	1,206,311
3.13%, 02/15/2043	12,400,000	13,307,875
2.88%, 05/15/2043 (10)	179,060,000	183,921,101
3.63%, 08/15/2043	41,260,000	48,105,679
3.75%, 11/15/2043	3,600,000	4,285,106
3.00%, 11/15/2044	1,425,000	1,495,134
2.50%, 02/15/2045	11,800,000	11,236,559
3.00%, 05/15/2045	48,130,000	50,490,992
2.88%, 08/15/2045	1,060,000	1,085,886
3.00%, 11/15/2045	11,563,000	12,130,155
2.50%, 05/15/2046	10,127,000	9,622,373
2.88%, 11/15/2046	17,550,000	17,983,194
3.00%, 02/15/2047	24,623,000	25,867,006
3.00%, 05/15/2047	13,861,000	14,556,942
2.75%, 08/15/2047	19,958,000	19,960,516
2.75%, 11/15/2047	5,122,000	5,124,638
U.S. Treasury Strip Coupon
0.00%, 02/15/2018	3,658,000	3,652,672
0.00%, 08/15/2018	10,000,000	9,898,867
0.00%, 11/15/2018	500,000	492,448
0.00%, 05/15/2019	16,918,000	16,498,098
0.00%, 08/15/2019	15,757,000	15,277,617
0.00%, 02/15/2020	8,378,000	8,052,534
0.00%, 05/15/2020	17,015,000	16,275,143
0.00%, 08/15/2020	34,113,000	32,395,899
0.00%, 02/15/2021	14,550,000	13,672,673
0.00%, 05/15/2021	14,843,000	13,837,838
0.00%, 08/15/2021	9,469,000	8,777,053
0.00%, 11/15/2021	11,144,000	10,260,597
0.00%, 02/15/2022	33,917,000	31,010,956
0.00%, 05/15/2022	18,154,000	16,507,034
0.00%, 08/15/2022	12,500,000	11,291,856
0.00%, 11/15/2022	17,400,000	15,615,203
0.00%, 02/15/2023	61,562,000	54,755,245
0.00%, 05/15/2023	30,855,000	27,267,661
0.00%, 08/15/2023	22,550,000	19,784,726
0.00%, 11/15/2023	9,300,000	8,107,541
0.00%, 02/15/2024	6,124,000	5,303,435
0.00%, 05/15/2024	1,322,000	1,136,575
0.00%, 08/15/2024	1,834,000	1,565,020
0.00%, 11/15/2024	6,105,000	5,172,582
0.00%, 02/15/2025	799,000	671,671
0.00%, 05/15/2025	3,279,000	2,741,100
0.00%, 08/15/2025	1,360,000	1,128,173
0.00%, 02/15/2026	1,000,000	818,360
0.00%, 05/15/2026	3,801,000	3,091,459
0.00%, 08/15/2026	1,681,000	1,357,157
0.00%, 11/15/2026	10,222,000	8,186,862
0.00%, 02/15/2027	20,416,000	16,272,814
0.00%, 05/15/2027	1,866,000	1,477,672
0.00%, 08/15/2027	4,314,000	3,386,163
0.00%, 11/15/2027	7,702,000	5,998,412
0.00%, 02/15/2028	7,769,000	6,016,195
0.00%, 05/15/2028	3,071,000	2,364,398
0.00%, 08/15/2028	6,918,000	5,276,325

0.00%, 11/15/2028	7,540,000	5,716,895
0.00%, 02/15/2029	7,537,000	5,668,024
0.00%, 05/15/2029	1,330,000	994,164
0.00%, 08/15/2029	4,738,000	3,516,859
0.00%, 11/15/2029	5,164,000	3,809,266
0.00%, 02/15/2030	15,187,000	11,117,203
0.00%, 05/15/2030	8,464,000	6,165,727
0.00%, 08/15/2030	13,772,000	9,941,302
0.00%, 11/15/2030	11,064,000	7,933,143
0.00%, 02/15/2031	29,298,000	20,797,008
0.00%, 05/15/2031	19,225,000	13,564,992
0.00%, 08/15/2031	16,262,000	11,398,313
0.00%, 11/15/2031	13,399,000	9,309,315
0.00%, 02/15/2032	20,909,000	14,421,536
0.00%, 05/15/2032	24,453,000	16,762,694
0.00%, 08/15/2032	10,925,000	7,428,021
0.00%, 11/15/2032	14,612,000	9,863,363
0.00%, 02/15/2033	10,000,000	6,712,960
0.00%, 05/15/2033	10,845,000	7,222,924
0.00%, 08/15/2033	4,212,000	2,781,448
0.00%, 11/15/2033	13,216,000	8,677,712
0.00%, 02/15/2034	17,759,000	11,562,148
0.00%, 05/15/2034	31,500,000	20,360,614
0.00%, 08/15/2034	6,895,000	4,418,545
0.00%, 11/15/2034	3,492,000	2,221,443
0.00%, 02/15/2035	1,824,000	1,153,103
0.00%, 05/15/2035	1,920,000	1,205,864
0.00%, 08/15/2035	175,000	109,048
0.00%, 05/15/2036	121,000	73,698
0.00%, 08/15/2041	1,225,000	634,497
U.S. Treasury Strip Principal
0.00%, 05/15/2019	3,360,000	3,275,931
0.00%, 11/15/2019	7,500,000	7,242,590
0.00%, 02/15/2020	17,030,000	16,358,868
0.00%, 05/15/2044	16,765,000	8,062,630
0.00%, 05/15/2045	5,605,000	2,616,064
University of Missouri
5.96%, 11/01/2039	3,445,000	4,432,647
University of Texas System/The
5.00%, 08/15/2047	3,825,000	5,254,135
University of Virginia
4.18%, 09/01/2117	1,540,000	1,605,943
Uruguay Government International Bond
5.10%, 06/18/2050	5,555,000	6,166,050
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	268,524
Westlake City School District
5.23%, 12/01/2026	430,000	436,046

Total Government Related		$3,323,103,509

Mortgage-Backed Obligations - 33.41%
Access Pt Fdg Trust 2016-1
6.25%, 02/16/2021 (11)	$1,083,298	$1,082,512
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	2,649	2,692
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,924,877	2,932,691
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	782,774	800,996
Alternative Loan Trust 2004-8CB
1.82% (1 Month LIBOR USD + 0.270%), 06/25/2034 (1)	2,787,144	2,791,980
Alternative Loan Trust 2005-1CB
5.55% (1 Month LIBOR USD + 7.100%), 03/25/2035 IO (1)	226,056	40,252
Alternative Loan Trust 2005-20CB
3.20% (1 Month LIBOR USD + 4.750%), 07/25/2035 IO (1)	750,550	86,088
Alternative Loan Trust 2005-22T1
3.52% (1 Month LIBOR USD + 5.070%), 06/25/2035 IO (1)	771,228	97,081
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	313,462	302,951
6.00%, 08/25/2035	10,101	8,088
Alternative Loan Trust 2005-37T1
3.50% (1 Month LIBOR USD + 5.050%), 09/25/2035 IO (1)	2,600,376	338,836
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	30,401	30,390
Alternative Loan Trust 2005-54CB
3.30% (1 Month LIBOR USD + 4.850%), 11/25/2035 IO (1)	1,263,365	144,879
5.50%, 11/25/2035	319,784	302,614
5.50%, 11/25/2035	4,199	4,194
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	132,845	132,184
Alternative Loan Trust 2005-J1
3.55% (1 Month LIBOR USD + 5.100%), 02/25/2035 IO (1)	175,652	6,018
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	83,569	67,857
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	14,816	14,891
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	84,069	82,163
Alternative Loan Trust 2006-J5
4.47%, 07/25/2021 (3)	33,631	32,260
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (2)(3)	13,262	13,652
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (2)(3)	210,397	209,262
ASG Resecuritization Trust 2009-3
2.92%, 03/26/2037 (2)(3)	207,761	208,042
ASG Resecuritization Trust 2011-1
3.62%, 11/28/2035 (2)(3)	146,823	146,560
6.00%, 09/28/2036 (2)	317,969	256,128
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (2)	9,100,000	8,972,319
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (2)	5,264,000	5,322,110
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046 (2)(3)	1,200,000	1,172,287
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045 (2)	6,300,000	4,919,666
BAMLL Re-REMIC Trust 2015-FRR11
1.83%, 09/27/2044 (2)(3)	3,904,000	3,842,965
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	3,451	3,475
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	4,995	4,777
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	12,163	12,215
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	15,114	14,497

Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	6,877	6,908
5.50%, 03/25/2035	9,482	9,430
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	41,216	40,717
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	50,731	47,622
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	21,417	21,247
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	49,133	44,486
Banc of America Alternative Loan Trust 2007-1
5.69%, 04/25/2022 (3)	51,397	51,682
Banc of America Commercial Mortgage Trust 2006-5
0.59%, 09/10/2047 IO (2)(3)	575,420	688
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	34,903	29,318
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,914,620	3,103,794
Banc of America Funding 2004-C Trust
3.88%, 12/20/2034 (3)	80,873	81,078
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	37,638	36,513
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	33,788	28,034
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	12,301	9,271
Banc of America Funding 2005-C Trust
1.74% (1 Month LIBOR USD + 0.240%), 05/20/2035 (1)	3,952,374	3,900,832
Banc of America Funding 2005-E Trust
3.58%, 03/20/2035 (3)	66,597	67,554
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	21,421	17,176
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.07%, 10/10/2045 IO (2)(3)	3,179,803	16
Banc of America Mortgage 2003-C Trust
3.75%, 04/25/2033 (3)	22,718	23,031
Banc of America Mortgage 2004-J Trust
3.92%, 11/25/2034 (3)	80,321	80,474
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	107	98
6.50%, 09/25/2032	23,987	24,932
BANK 2017-BNK4
3.63%, 05/15/2050	3,275,000	3,404,418
BANK 2017-BNK8
3.49%, 11/15/2050	7,150,000	7,338,657
BANK 2017-BNK9
3.54%, 11/15/2054	1,084,000	1,116,254
BB-UBS Trust
2.89%, 06/05/2030 (2)	568,000	558,519
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (2)	4,602,000	4,662,725
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (2)(3)	121,334	124,687
BCAP LLC 2010-RR7 Trust
3.30%, 07/26/2045 (2)(3)	795,947	785,257
BCAP LLC 2012-RR1 Trust
12.63%, 07/26/2037 (2)(3)	26,481	26,592
BCAP LLC 2012-RR10-I Trust
1.56%, 02/26/2037 (2)(3)	113,299	113,188
Bear Stearns ALT-A Trust 2005-2
2.05% (1 Month LIBOR USD + 0.500%), 03/25/2035 (1)	104,833	104,571
Bear Stearns ALT-A Trust 2005-7
2.09% (1 Month LIBOR USD + 0.540%), 08/25/2035 (1)	2,992,240	2,994,091
Bear Stearns ARM Trust 2003-2
3.60%, 01/25/2033 (2)(3)	135,772	137,335
Bear Stearns ARM Trust 2003-7
3.29%, 10/25/2033 (3)	10,585	10,505
Bear Stearns ARM Trust 2004-2
3.59%, 05/25/2034 (3)	71,522	71,844
Bear Stearns ARM Trust 2005-5
3.28% (1 Year CMT Rate + 2.050%), 08/25/2035 (1)	400,974	408,311
Bear Stearns ARM Trust 2006-1
3.67% (1 Year CMT Rate + 2.250%), 02/25/2036 (1)	343,640	344,305
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	52,335	52,261
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.34%, 12/11/2038 IO (2)(3)	1,079,334	3,352
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045 IO (2)(3)	13,196,808	9,345
CD 2006-CD3 Mortgage Trust
0.55%, 10/15/2048 IO (2)(3)	3,190,173	34,091
CD 2007-CD4 Commercial Mortgage Trust
0.55%, 12/11/2049 IO (2)(3)	533,839	1,737
CD 2017-CD6 Mortgage Trust
3.46%, 11/13/2050	1,696,000	1,745,074
Chase Mortgage Finance Trust Series 2006-A1
3.62%, 09/25/2036 (3)	194,801	194,273
Chase Mortgage Finance Trust Series 2007-A1
3.57%, 02/25/2037 (3)	16,931	16,978
3.61%, 02/25/2037 (3)	88,498	87,922
3.66%, 02/25/2037 (3)	67,968	67,762
3.69%, 02/25/2037 (3)	131,093	132,163
Chase Mortgage Finance Trust Series 2007-A2
3.60%, 07/25/2037 (3)	85,568	86,883
3.67%, 07/25/2037 (3)	55,825	55,845
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	16,768	15,228
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	36,160	36,841
5.75%, 04/25/2034	24,636	25,284
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	182,568	185,177
CHL Mortgage Pass-Through Trust 2004-7
3.52%, 06/25/2034 (3)	11,982	12,094
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	17,233	17,400
CHL Mortgage Pass-Through Trust 2004-HYB1
3.35%, 05/20/2034 (3)	19,110	19,217
CHL Mortgage Pass-Through Trust 2004-HYB3
3.17%, 06/20/2034 (3)	105,163	105,174
CHL Mortgage Pass-Through Trust 2004-HYB6
3.48%, 11/20/2034 (3)	59,293	60,400
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	2,286	2,302
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	29,747	28,995

CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	15,564	15,325
CHL Mortgage Pass-Through Trust 2005-22
3.45%, 11/25/2035 (3)	248,009	217,182
CIM Trust 201-8
3.00%, 12/25/2065	12,787,316	12,766,614
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	7,950	8,151
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	72,890	73,822
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	10,013,667
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/10/2046	1,376,000	1,466,983
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,460,969
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,175,941
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,625,742
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,951,232
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,708,047
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049 (3)	472,000	494,865
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	16,379,136
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	21,126,594
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	263	232
3.95%, 04/25/2032 (2)(3)	18,894	18,719
7.00%, 06/25/2033 (3)	23,573	23,884
3.74%, 09/25/2033 (3)	127,287	128,329
Citigroup Mortgage Loan Trust 2009-10
3.32%, 09/25/2033 (2)(3)	353,930	358,920
7.00%, 12/25/2035 (2)(3)	139,379	141,669
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (2)(3)	13,517	13,476
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (2)(3)	56,344	56,491
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (2)	25,608	25,758
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (2)(3)	471,057	456,918
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	3,236	3,223
0.00%, 12/25/2018 PO	476	475
5.50%, 12/25/2018	11,468	11,440
0.00%, 09/25/2033 PO	5,719	5,317
7.00%, 09/25/2033	7,585	7,690
0.00%, 10/25/2033 PO	7,095	6,154
5.25%, 10/25/2033	43,055	43,666
2.31% (1 Month LIBOR USD + 0.760%), 12/25/2033 (1)	28,591	28,444
3.26%, 08/25/2034 (3)	40,799	39,828
2.18%, 02/25/2035 (3)	30,242	26,372
5.50%, 05/25/2035	157,023	161,309
4.07%, 08/25/2035 (3)	91,674	77,208
5.50%, 11/25/2035	10,857	10,874
6.00%, 11/25/2035	3,712,884	3,790,798
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.86%, 08/15/2048 IO (3)	1,066,422	22,597
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,820,528	3,913,330
COMM 2012-CCRE2 Mortgage Trust
1.66%, 08/15/2045 IO (3)	2,860,358	178,473
3.15%, 08/15/2045	9,614,464	9,759,488
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (2)	516,000	552,752
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,343,074
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/10/2050	4,087,000	4,319,188
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	8,949,000	9,382,917
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,742,000	1,777,047
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046 (3)	331,665	344,313
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,222,378
4.23%, 07/10/2045 (3)	2,695,459	2,886,728
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (2)(3)	708,000	706,928
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	5,742,666	5,781,164
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047	2,369,000	2,511,088
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,369,300	18,215,590
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,243,780
COMM 2014-PAT Mortgage Trust
2.23% (1 Month LIBOR USD + 0.800%), 08/13/2027 (1) (2)	1,649,000	1,652,180
COMM 2014-TWC Mortgage Trust
2.28% (1 Month LIBOR USD + 0.850%), 02/13/2032 (1) (2)	3,250,000	3,253,009
3.03% (1 Month LIBOR USD + 1.600%), 02/13/2032 (1) (2)	1,000,000	1,003,860
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,099,434
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (2)	49,000	49,333
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,706,075
3.70%, 08/10/2048	770,833	805,047
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,607,392
3.76%, 08/10/2048	2,437,000	2,552,272
Commercial Mortgage Trust
2.94%, 01/10/2046	2,751,000	2,770,250
Commercial Mortgage Trust 2006-GG7
5.77%, 07/10/2038 (3)	128,068	128,836
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.04%, 01/15/2049 IO (2)(3)	2,562,203	14

Credit Suisse First Boston Mortgage Securities Co.
4.50%, 10/25/2018	483	481
5.00%, 10/25/2018	3,852	3,848
0.00%, 08/25/2019 PO	373	372
5.25%, 08/25/2019	33,869	34,119
6.68%, 02/25/2033 (3)	96,380	97,384
3.74%, 06/25/2033 (3)	53,238	53,364
5.25%, 07/25/2033	2,356,621	2,394,045
5.25%, 09/25/2033	83,167	85,273
0.00%, 10/25/2033 PO	53,703	47,011
5.25%, 11/25/2033	53,118	53,780
5.25%, 11/25/2033	118,283	119,732
5.75%, 11/25/2033	326,259	336,344
3.43%, 03/25/2034 (3)	2,735,898	2,794,290
5.50%, 09/25/2034	81,365	84,858
5.50%, 12/25/2034	128,299	134,555
0.00%, 10/25/2035 PO	20,830	16,191
5.50%, 10/25/2035 IO	277,914	4,405
0.00%, 11/25/2035 PO	15,384	10,624
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,742,730
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	2,843,000	2,911,571
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	15,478,535
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (2)	3,000,000	2,872,092
CSMC 2017-6R 1A1 Mortgage Trust
2.79%, 03/06/2047	6,311,846	6,376,418
CSMC Series 2010-17R
3.37%, 06/26/2036 (2)(3)	120,059	120,736
DBUBS 2011-LC2 Mortgage Trust
1.12%, 07/10/2044 IO (2)(3)	2,667,838	72,272
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (2)(3)	1,291,997	1,295,948
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.72%, 02/25/2020 (3)	35,473	35,590
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.42%, 06/25/2020 (3)	60,372	58,004
Deutsche Mortgage Sec, Inc. Mortgage Loan Trust Ser 2004-1
0.00%, 10/25/2018 PO	442	440
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034 (3)	549	558
Fannie Mae
3.50%, 01/15/2026 (5)	10,005,000	10,328,161
5.00%, 01/15/2041 (5)	4,000,000	4,300,000
3.50%, 02/15/2042 (5)	21,000,000	21,538,847
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039 (3)	97,182	106,994
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	145,790	166,915
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	151,701	175,253
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	41,451	46,885
Fannie Mae Grantor Trust 2004-T2
3.83%, 07/25/2043 (3)	171,862	181,355
7.50%, 11/25/2043	289,604	334,828
Fannie Mae Grantor Trust 2004-T3
10.11%, 01/25/2044 (3)	35,729	42,016
6.50%, 02/25/2044	390,900	443,976
7.00%, 02/25/2044	169,792	195,844
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,545,598	6,498,226
Fannie Mae Interest Strip
4.50%, 07/25/2018 IO	2,188	12
4.50%, 08/25/2018 IO	3,612	17
5.50%, 08/25/2018 IO	249	1
10.50%, 03/25/2019 IO	13	0
4.50%, 11/25/2020 IO	2,039	62
7.50%, 04/25/2023 IO	1,075	149
9.00%, 03/25/2024	881	1,010
0.00%, 09/25/2024 PO	80,656	76,257
0.00%, 01/25/2033 PO	12,487	11,308
5.00%, 12/25/2033 IO (3)	16,970	2,874
5.50%, 05/25/2036 IO	64,870	14,298
5.50%, 08/25/2036 IO	42,692	9,620
5.50%, 04/25/2037 IO	19,078	3,369
6.00%, 01/25/2038 IO	43,725	8,551
2.05% (1 Month LIBOR USD + 0.500%), 08/25/2042 (1)	909,287	916,887
2.10% (1 Month LIBOR USD + 0.550%), 08/25/2042 (1)	2,355,875	2,377,230
Fannie Mae Pool
3.52%, 01/01/2018	608,083	607,404
5.50%, 02/01/2018	32	32
5.50%, 02/01/2018	812	812
5.00%, 04/01/2018	679	691
4.50%, 05/01/2018	440	447
5.00%, 05/01/2018	1,181	1,203
5.00%, 05/01/2018	2,569	2,616
6.00%, 05/01/2018	231	231
3.74%, 06/01/2018	741,148	742,220
4.50%, 06/01/2018	902	917
5.00%, 06/01/2018	3,340	3,401
5.00%, 06/01/2018	2,564	2,610
5.00%, 06/01/2018	387	394
5.00%, 07/01/2018	5,111	5,204
4.50%, 08/01/2018	1,101	1,119
5.00%, 08/01/2018	2,912	2,965
5.00%, 09/01/2018	3,548	3,612
4.50%, 10/01/2018	2,555	2,598
5.00%, 10/01/2018	2,736	2,785
5.00%, 10/01/2018	2,529	2,575
4.50%, 11/01/2018	5,556	5,648
5.00%, 11/01/2018	8,724	8,883
5.00%, 11/01/2018	4,401	4,481
5.00%, 11/01/2018	826	841
3.04%, 12/01/2018	1,238,000	1,246,331
5.00%, 12/01/2018	44	45
5.00%, 12/01/2018	9,028	9,192
9.50%, 12/01/2018	204	206
1.92% (11th District Cost of Funds Index + 1.250%), 01/01/2019 (1)	100	100
6.00%, 01/01/2019	3	3
2.63% (1 Year CMT Rate + 1.750%), 03/01/2019 (1)	88	89
4.50%, 03/01/2019	6,229	6,332
6.00%, 03/01/2019	1,287	1,296
3.50%, 04/01/2019	7,362	7,602
5.00%, 04/01/2019	583	594

5.00%, 04/01/2019	17,815	18,138
10.50%, 04/15/2019	757	766
2.19%, 05/01/2019	921,047	920,720
4.50%, 05/01/2019	1,676	1,703
4.50%, 06/01/2019	14,446	14,685
1.94%, 07/01/2019	1,257,079	1,251,624
2.37%, 07/01/2019	1,548,000	1,554,704
5.50%, 07/01/2019	17,879	18,075
6.00%, 07/01/2019	38	38
2.03%, 08/01/2019	239,717	239,767
2.88% (H15T2Y + 2.130%), 08/01/2019 (1)	37	37
5.50%, 08/01/2019	16,271	16,470
5.00%, 09/01/2019	625	638
5.50%, 09/01/2019	17,218	17,482
5.00%, 10/01/2019	3,570	3,656
6.00%, 10/01/2019	1,769	1,791
4.13%, 11/01/2019	877,000	905,530
4.50%, 11/01/2019	2,799	2,845
4.50%, 11/01/2019	11,762	11,956
4.50%, 11/01/2019	5,623	5,715
1.47%, 12/01/2019	775,097	763,305
1.69%, 12/01/2019	1,032,000	1,019,988
4.18%, 12/01/2019	449,153	465,149
4.26%, 12/01/2019	925,454	959,809
4.50%, 12/01/2019	9,158	9,309
4.50%, 12/01/2019	1,321,252	1,367,779
4.28%, 01/01/2020	1,405,866	1,453,745
4.54%, 01/01/2020	318,894	332,269
5.50%, 01/01/2020	25,778	26,202
4.37%, 02/01/2020	1,099,858	1,144,953
4.40%, 02/01/2020	6,347,000	6,592,261
4.40%, 02/01/2020	289,000	299,418
5.50%, 03/01/2020	2,300	2,317
6.00%, 03/01/2020	4,097	4,164
4.00%, 04/01/2020	2,321	2,341
4.38%, 04/01/2020	1,497,177	1,560,266
2.01%, 06/01/2020	9,288,000	9,229,719
5.50%, 06/01/2020	9,929	10,071
5.50%, 06/01/2020	10,710	10,760
3.74%, 07/01/2020	543,963	561,222
3.93%, 07/01/2020	1,421,441	1,473,227
3.95%, 07/01/2020	826,000	855,164
4.07%, 07/01/2020	3,021,988	3,141,343
5.50%, 07/01/2020	3,692	3,719
3.89%, 08/01/2020	1,174,900	1,217,713
3.96%, 08/01/2020	949,456	985,788
6.50%, 08/01/2020	2,061	2,103
3.43%, 09/01/2020	905,866	929,855
3.60%, 09/01/2020	182,888	188,529
3.85%, 09/01/2020	1,657,675	1,718,312
3.29%, 10/01/2020	767,067	783,548
3.36%, 10/01/2020	797,365	817,244
3.50%, 10/01/2020	1,093,795	1,125,425
3.59%, 10/01/2020	1,456,133	1,501,898
3.92%, 10/01/2020	672,047	698,392
3.23%, 11/01/2020	563,721	576,542
3.27%, 11/01/2020	762,224	779,483
2.00%, 12/01/2020	1,548,000	1,533,238
3.48%, 12/01/2020	850,849	875,674
3.52%, 12/01/2020	788,479	811,029
3.62%, 12/01/2020	1,410,896	1,457,584
3.70%, 12/01/2020	361,616	374,243
3.83%, 12/01/2020	864,704	898,035
3.56%, 01/01/2021	1,803,615	1,861,858
3.87%, 01/01/2021	1,142,951	1,189,840
3.93%, 01/01/2021	389,630	406,250
4.05%, 01/01/2021	482,000	504,820
4.28%, 01/01/2021	628,954	662,260
4.45%, 01/01/2021	409,028	430,289
4.33%, 02/01/2021	480,835	507,469
4.16%, 03/01/2021	1,656,378	1,740,849
6.00%, 03/01/2021	19,065	19,779
8.00%, 03/01/2021	42	42
4.25%, 04/01/2021	1,032,000	1,090,876
4.25%, 04/01/2021	784,000	828,727
4.30%, 04/01/2021	289,392	305,851
4.33%, 04/01/2021	700,054	740,346
6.00%, 04/01/2021	14,374	14,651
6.00%, 04/01/2021	6,275	6,514
4.36%, 05/01/2021	1,469,509	1,557,796
4.39%, 05/01/2021	739,275	780,076
3.97%, 06/01/2021	613,011	642,868
4.02%, 06/01/2021	691,000	726,950
4.10%, 06/01/2021	657,950	692,640
4.19%, 06/01/2021	530,022	559,610
4.24%, 06/01/2021	1,659,765	1,755,214
4.27%, 06/01/2021	700,942	737,193
4.30%, 06/01/2021	1,216,018	1,287,677
4.34%, 06/01/2021	1,858,000	1,974,417
4.48%, 06/01/2021	929,000	985,814
3.86%, 07/01/2021	924,995	967,396
3.89%, 07/01/2021	894,131	936,452
3.94%, 07/01/2021	1,032,000	1,083,984
3.99%, 07/01/2021	513,963	539,647
4.06%, 07/01/2021	977,169	1,028,884
4.26%, 07/01/2021	2,207,902	2,339,499
4.31%, 07/01/2021	873,880	924,880
6.00%, 07/01/2021	2,426	2,469
4.05%, 08/01/2021	169,056	178,056
4.13%, 08/01/2021	754,660	796,816
4.50%, 08/01/2021	2,838,000	3,037,286
6.00%, 08/01/2021	32,365	33,517
3.77%, 09/01/2021	2,776,000	2,903,567
3.85%, 09/01/2021	834,231	873,809
3.89%, 09/01/2021	1,416,740	1,486,516
3.92%, 09/01/2021	635,847	667,588
3.95%, 09/01/2021	987,171	1,035,073
3.31%, 10/01/2021	1,628,681	1,676,763
3.40%, 10/01/2021	337,264	348,254
4.07%, 10/01/2021	1,741,149	1,839,082
3.43%, 11/01/2021	961,906	995,017
5.00%, 11/01/2021	50,079	50,989
3.03%, 12/01/2021	917,311	935,949
3.31%, 12/01/2021	372,495	383,863
3.42%, 12/01/2021	4,972,786	5,160,486
3.83%, 12/01/2021	1,548,000	1,627,565

6.00%, 12/01/2021	18,099	18,696
2.97%, 01/01/2022	735,958	749,541
3.03%, 01/01/2022	834,061	850,973
3.09%, 01/01/2022	1,286,607	1,316,021
3.12%, 01/01/2022	1,218,852	1,248,369
3.20%, 01/01/2022	814,064	836,238
2.99%, 02/01/2022	276,573	281,968
3.06%, 02/01/2022	863,000	882,920
3.14%, 02/01/2022	461,480	473,063
2.17% (1 Month LIBOR USD + 0.800%), 03/01/2022 (1)	913,532	915,178
2.75%, 03/01/2022	924,455	934,833
3.08%, 03/01/2022	404,375	413,661
3.14%, 03/01/2022	287,424	294,697
3.21%, 03/01/2022	310,000	319,074
2.70%, 04/01/2022	1,543,876	1,558,268
3.08%, 04/01/2022	972,181	995,396
3.73%, 04/01/2022	2,372,928	2,482,225
6.50%, 04/01/2022	18,060	18,796
2.77%, 05/01/2022	1,633,861	1,654,094
2.86%, 05/01/2022	1,394,768	1,416,862
2.94%, 05/01/2022	1,021,895	1,040,490
3.02%, 05/01/2022	647,198	661,057
3.12%, 05/01/2022	932,121	955,715
6.50%, 05/01/2022	4,570	5,066
2.60%, 06/01/2022	821,237	824,241
2.76%, 06/01/2022	1,605,000	1,624,184
2.67%, 07/01/2022	624,000	629,441
2.69%, 07/01/2022	977,325	986,057
2.71%, 07/01/2022	992,932	1,003,065
2.82%, 07/01/2022	1,056,804	1,072,183
2.65%, 08/01/2022	1,032,000	1,040,192
2.47%, 09/01/2022	370,569	370,519
4.03%, 09/01/2022	1,190,123	1,260,943
2.39%, 10/01/2022	631,163	629,129
2.52%, 10/01/2022	949,511	952,506
2.57%, 10/01/2022	590,419	593,040
2.64%, 10/01/2022	657,308	662,067
2.37%, 11/01/2022	466,094	460,823
2.38%, 11/01/2022	846,037	842,818
2.41%, 11/01/2022	585,219	583,764
2.44%, 11/01/2022	803,892	802,945
2.45%, 11/01/2022	1,401,000	1,399,561
2.47%, 11/01/2022	516,000	515,886
2.55%, 11/01/2022	391,606	393,012
2.55%, 11/01/2022	1,225,937	1,230,337
7.50%, 11/01/2022	1,686	1,764
2.24%, 12/01/2022	633,442	626,982
2.28%, 12/01/2022	1,004,668	996,225
2.32%, 12/01/2022	371,060	368,635
2.34%, 12/01/2022	2,315,126	2,299,770
2.38%, 12/01/2022	486,814	484,870
2.39%, 12/01/2022	1,033,854	1,030,212
2.42%, 12/01/2022	1,147,242	1,144,703
2.66%, 12/01/2022	1,500,000	1,511,282
6.50%, 12/01/2022	16,602	18,403
1.72% (1 Month LIBOR USD + 0.350%), 01/01/2023 (1)	4,226,013	4,226,203
1.76% (1 Month LIBOR USD + 0.390%), 01/01/2023 (1)	751,439	753,681
2.15%, 01/01/2023	476,252	469,416
2.33%, 01/01/2023	1,677,524	1,666,863
2.34%, 01/01/2023	1,339,734	1,332,440
2.37%, 01/01/2023	1,074,322	1,067,805
2.45%, 01/01/2023	717,643	716,950
2.51%, 01/01/2023	949,000	946,822
2.60%, 01/01/2023	755,752	760,116
2.40%, 02/01/2023	1,465,000	1,459,934
2.45%, 02/01/2023	1,290,000	1,288,090
6.00%, 02/01/2023	204,480	215,606
2.49%, 03/01/2023	785,499	785,938
2.50%, 04/01/2023	1,445,000	1,443,772
2.64%, 04/01/2023	347,475	350,101
2.70%, 04/01/2023	593,720	598,876
2.52%, 05/01/2023	3,302,000	3,294,609
2.54%, 05/01/2023	310,000	310,840
5.00%, 05/01/2023	16,615	17,379
2.42%, 06/01/2023	880,194	877,162
2.76%, 06/01/2023	1,736,416	1,759,667
2.77%, 06/01/2023	929,000	942,028
2.64%, 07/01/2023	413,000	416,127
3.67%, 07/01/2023	4,850,000	5,103,005
3.74%, 07/01/2023	557,516	587,440
3.59%, 08/01/2023	1,135,000	1,192,004
3.76%, 10/01/2023	957,031	1,010,904
3.38%, 12/01/2023	2,500,000	2,599,507
3.50%, 12/01/2023	2,234,000	2,337,488
3.45%, 01/01/2024	1,775,545	1,852,527
6.00%, 01/01/2024	168,182	178,474
6.00%, 01/01/2024	58,205	62,020
7.00%, 01/01/2024	413	454
6.50%, 02/01/2024	77,113	82,310
10.00%, 02/01/2024	378	379
3.76%, 03/01/2024	1,265,000	1,340,650
8.00%, 05/01/2024	497	533
6.00%, 07/01/2024	40,376	43,156
6.50%, 07/01/2024	36,433	40,384
8.50%, 07/01/2024	1,274	1,408
5.00%, 08/01/2024	64,829	68,386
1.85% (1 Month LIBOR USD + 0.480%), 09/01/2024 (1)	3,632,413	3,631,741
7.50%, 10/01/2024	560	604
1.74% (1 Month LIBOR USD + 0.370%), 12/01/2024 (1)	5,000,000	5,006,947
2.90%, 12/01/2024	2,000,000	2,029,576
2.92%, 12/01/2024	1,000,000	1,014,094
3.08%, 12/01/2024	1,930,810	1,980,809
3.11%, 12/01/2024	2,500,000	2,564,678
2.93%, 01/01/2025	1,941,693	1,974,775
2.99%, 01/01/2025	1,555,425	1,587,528
3.64%, 01/01/2025	556,889	587,674
3.07%, 02/01/2025	4,995,000	5,097,966
2.70%, 04/01/2025	5,000,000	5,019,985
2.81%, 04/01/2025	1,400,000	1,410,443
6.50%, 04/01/2025	4,927	5,462
2.68%, 05/01/2025	1,912,762	1,918,031
8.50%, 05/01/2025	71	71
5.50%, 07/01/2025	75,980	83,186
3.10%, 09/01/2025	5,000,000	5,119,637
3.77%, 12/01/2025	3,500,000	3,742,066
3.50%, 01/01/2026	406,490	420,859

3.00%, 02/15/2026 (5)	17,750,000	18,066,366
7.00%, 04/01/2026	5,540	5,755
6.00%, 07/01/2026	43,938	49,093
3.29%, 08/01/2026	3,000,000	3,097,286
3.29%, 08/01/2026	1,500,000	1,552,726
4.55%, 08/01/2026	984,031	1,075,581
4.76%, 08/01/2026	1,028,888	1,145,238
4.77%, 08/01/2026	654,542	728,741
6.50%, 08/01/2026	72,290	80,130
3.25%, 09/01/2026	1,500,000	1,548,169
2.29%, 10/01/2026	10,528,548	10,113,707
3.24%, 10/01/2026	1,892,795	1,950,748
3.12%, 11/01/2026	998,637	1,006,851
3.29%, 11/01/2026	1,997,381	2,067,421
3.14%, 12/01/2026	1,893,457	1,938,796
3.24%, 12/01/2026	1,500,000	1,543,980
3.26%, 12/01/2026	983,768	1,016,056
4.66%, 12/01/2026	1,119,646	1,226,709
3.12%, 02/01/2027	1,456,183	1,487,098
3.25%, 02/01/2027	5,915,264	6,068,133
3.34%, 02/01/2027	1,500,000	1,574,490
2.91%, 03/01/2027	10,000,000	10,051,236
3.13%, 03/01/2027	6,835,000	6,974,825
3.50%, 03/01/2027	2,533,033	2,616,107
8.00%, 03/01/2027	7,104	7,762
3.00%, 04/01/2027	750,008	766,190
3.03%, 04/01/2027	1,500,000	1,520,114
2.79%, 05/01/2027	2,000,000	1,991,829
2.81%, 05/01/2027	2,000,000	1,996,559
2.83%, 05/01/2027	8,000,000	7,988,574
3.00%, 05/01/2027	4,456,990	4,553,240
4.00%, 05/01/2027	3,408,946	3,541,133
3.00%, 06/01/2027	2,000,000	2,021,539
8.00%, 06/01/2027	6,711	7,341
3.50%, 07/01/2027	3,344,711	3,459,743
3.50%, 07/01/2027	7,244,114	7,505,463
6.00%, 07/01/2027	55,439	61,946
2.46% (11th District Cost of Funds Index + 1.250%), 09/01/2027 (1)	4,821	4,852
2.50%, 09/01/2027	602,092	605,382
7.00%, 09/01/2027	922	1,044
6.00%, 11/01/2027	26,321	29,412
2.50%, 12/01/2027	1,354,074	1,361,466
6.00%, 12/01/2027	74,566	83,324
3.10%, 01/01/2028	6,750,000	6,864,965
6.00%, 01/01/2028	127,570	142,551
2.50%, 01/15/2028 (5)	25,600,000	25,571,840
2.50%, 03/01/2028	4,724,692	4,749,055
2.50%, 04/01/2028	5,554,444	5,583,082
5.00%, 05/01/2028	26,776	28,751
2.86%, 06/01/2028	4,266,141	4,268,533
8.00%, 06/01/2028	4,373	4,810
9.50%, 07/01/2028	839	874
2.57%, 08/01/2028	5,400,000	5,249,459
2.64%, 08/01/2028	3,398,841	3,319,961
3.00%, 08/01/2028	1,793,780	1,831,364
2.58%, 09/01/2028	3,830,000	3,706,334
2.59%, 09/01/2028	7,552,000	7,310,582
3.00%, 09/01/2028	2,723,145	2,780,138
8.00%, 09/01/2028	11,711	13,095
2.50%, 10/01/2028	655,513	658,891
2.55%, 10/01/2028	9,300,000	9,018,163
2.62%, 10/01/2028	9,707,943	9,494,882
6.00%, 10/01/2028	101,356	113,253
8.00%, 11/01/2028	29,804	34,241
2.69%, 12/01/2028	4,567,000	4,449,312
3.00%, 12/01/2028	1,064,310	1,086,612
6.00%, 12/01/2028	3,522	3,936
6.00%, 01/01/2029	4,697	5,298
7.00%, 01/01/2029	8,256	8,884
3.28%, 02/01/2029	8,200,000	8,447,420
3.21%, 03/01/2029	10,000,000	10,237,708
3.32%, 03/01/2029	2,966,622	3,049,206
3.99% (11th District Cost of Funds Index + 1.250%), 03/01/2029 (1)	3,339	3,448
6.50%, 03/01/2029	18,680	20,895
3.26%, 04/01/2029	13,520,000	13,842,397
3.34%, 04/01/2029	5,148,265	5,323,189
3.20%, 06/01/2029	3,500,000	3,579,862
2.99%, 07/01/2029	9,527,000	9,518,354
3.02%, 07/01/2029	8,200,000	8,215,679
2.99%, 08/01/2029	7,240,000	7,234,608
4.50%, 08/01/2029	210,451	224,515
3.09%, 09/01/2029	7,484,000	7,535,373
4.50%, 09/01/2029	249,400	266,102
6.00%, 09/01/2029	69,170	77,285
2.90%, 10/01/2029	3,520,000	3,500,497
3.63%, 10/01/2029	1,435,192	1,508,116
6.50%, 11/01/2029	647,873	733,239
3.23%, 01/01/2030	7,590,000	7,739,137
4.50%, 01/01/2030	379,185	404,647
3.55%, 02/01/2030	1,500,000	1,567,126
2.50%, 04/01/2030	2,774,820	2,781,442
3.03%, 04/01/2030	3,500,000	3,489,333
3.08%, 04/01/2030	2,000,000	2,008,543
2.50%, 05/01/2030	3,439,043	3,447,258
2.92%, 05/01/2030	4,000,000	3,932,959
2.94%, 05/01/2030	2,500,000	2,470,964
2.96%, 06/01/2030	1,973,669	1,961,774
3.13%, 06/01/2030	1,000,000	1,004,949
3.20%, 06/01/2030	1,000,000	1,014,081
3.30%, 07/01/2030	1,005,000	1,028,805
3.34%, 07/01/2030	1,500,000	1,541,260
3.39%, 09/01/2030	1,926,371	1,985,961
3.26%, 10/01/2030	5,057,851	5,158,266
3.00%, 02/01/2031	12,894,424	13,143,784
5.00%, 04/01/2031	162,709	177,775
2.00%, 08/01/2031	3,538,530	3,449,405
6.50%, 08/01/2031	16,254	18,591
2.50%, 10/01/2031	2,404,330	2,402,862
2.50%, 11/01/2031	4,412,888	4,410,194
4.00%, 11/01/2031	6,261,835	6,609,452
4.00%, 02/01/2032	424,183	443,876
6.50%, 02/01/2032	74,994	83,936
3.32%, 04/01/2032	6,246,608	6,404,638
7.00%, 06/01/2032	5,413	5,697
3.50%, 07/01/2032	158,560	165,084
7.00%, 08/01/2032	1,265	1,285

3.22%, 09/01/2032	6,000,000	6,085,592
5.50%, 11/01/2032	61,327	68,215
3.50%, 12/01/2032	386,165	398,920
5.00%, 12/01/2032	842	858
6.00%, 12/01/2032	27,520	31,091
6.00%, 12/01/2032	199,635	226,067
3.50%, 02/01/2033	714,350	737,944
5.50%, 02/01/2033	2,724	3,017
7.00%, 02/01/2033	1,641	1,724
5.50%, 03/01/2033	101,560	113,441
6.00%, 03/01/2033	2,663	2,975
6.00%, 03/01/2033	4,299	4,805
6.00%, 03/01/2033	6,545	7,420
6.00%, 03/01/2033	7,803	8,722
6.00%, 03/01/2033	4,534	5,090
5.50%, 04/01/2033	70,130	77,685
6.00%, 05/01/2033	25,168	28,775
3.50%, 06/01/2033	273,391	282,605
5.00%, 06/01/2033	20,003	21,889
7.00%, 06/01/2033	118,934	138,992
5.00%, 07/01/2033	24,547	26,861
5.00%, 07/01/2033	20,310	22,225
5.50%, 07/01/2033	16,362	18,154
3.38% (12 Month LIBOR USD + 1.610%), 08/01/2033 (1)	34,924	36,649
6.00%, 08/01/2033	10,343	11,621
2.94% (6 Month LIBOR USD + 1.410%), 09/01/2033 (1)	49,740	51,258
3.56% (12 Month LIBOR USD + 1.810%), 09/01/2033 (1)	17,638	18,628
5.50%, 09/01/2033	264,654	292,602
6.00%, 09/01/2033	15,188	16,492
6.00%, 09/01/2033	14,879	17,001
3.50%, 10/01/2033	13,316,986	13,864,805
4.50%, 10/01/2033	6,084,788	6,504,160
3.27% (12 Month LIBOR USD + 1.520%), 11/01/2033 (1)	40,005	41,774
4.50%, 11/01/2033	21,513	22,968
5.00%, 11/01/2033	289,292	314,307
5.00%, 11/01/2033	4,582,394	4,978,508
5.00%, 11/01/2033	6,560	7,127
5.50%, 11/01/2033	5,160	5,720
4.00%, 12/01/2033	60,927	63,784
5.50%, 12/01/2033	105,757	119,622
3.41% (12 Month LIBOR USD + 1.670%), 01/01/2034 (1)	13,821	14,520
5.50%, 01/01/2034	9,869	11,136
5.50%, 03/01/2034	10,313	11,500
5.00%, 04/01/2034	130,887	144,116
5.00%, 05/01/2034	42,310	46,447
3.29% (1 Year CMT Rate + 2.300%), 06/01/2034 (1)	48,187	50,871
3.20% (1 Year CMT Rate + 2.050%), 07/01/2034 (1)	4,031	4,247
2.59% (6 Month LIBOR USD + 1.200%), 08/01/2034 (1)	36,597	37,449
3.40% (12 Month LIBOR USD + 1.650%), 08/01/2034 (1)	24,303	25,506
3.50% (12 Month LIBOR USD + 1.750%), 08/01/2034 (1)	8,916	9,368
3.34% (12 Month LIBOR USD + 1.590%), 09/01/2034 (1)	5,425	5,719
4.50%, 09/01/2034	33,429	35,761
5.50%, 09/01/2034	24,030	26,648
3.23% (12 Month LIBOR USD + 1.480%), 10/01/2034 (1)	20,064	20,921
3.49% (1 Year CMT Rate + 2.380%), 10/01/2034 (1)	46,915	49,719
5.50%, 10/01/2034	33,538	35,248
3.25% (1 Year CMT Rate + 2.000%), 11/01/2034 (1)	6,569	6,891
3.43% (12 Month LIBOR USD + 1.680%), 11/01/2034 (1)	17,957	18,788
3.57%, 11/01/2034	1,395,204	1,448,733
3.61%, 11/01/2034	1,425,020	1,496,067
5.50%, 11/01/2034	76,162	84,524
6.00%, 11/01/2034	6,530	7,417
5.00%, 12/01/2034	338,980	368,303
5.00%, 12/01/2034	35,603	38,683
5.50%, 12/01/2034	4,541,545	5,041,592
3.05% (6 Month LIBOR USD + 1.510%), 01/01/2035 (1)	283,950	293,880
3.17% (12 Month LIBOR USD + 1.550%), 01/01/2035 (1)	13,487	14,165
5.00%, 01/01/2035	28,543	30,710
7.50%, 01/01/2035	51,959	61,106
2.98% (6 Month LIBOR USD + 1.530%), 02/01/2035 (1)	16,624	17,228
5.00%, 02/01/2035	4,043,693	4,393,454
5.00%, 02/01/2035	802,280	868,873
5.50%, 02/01/2035	82,496	91,536
3.27% (12 Month LIBOR USD + 1.520%), 03/01/2035 (1)	47,220	49,432
7.50%, 03/01/2035	62,799	74,788
3.19% (1 Year CMT Rate + 2.220%), 04/01/2035 (1)	58,356	61,608
3.45%, 04/01/2035	1,919,101	1,982,254
6.00%, 04/01/2035	122,017	138,666
3.17% (12 Month LIBOR USD + 1.310%), 05/01/2035 (1)	40,961	42,458
3.43% (12 Month LIBOR USD + 1.600%), 05/01/2035 (1)	7,962	8,341
3.12%, 06/01/2035	3,400,000	3,374,491
5.00%, 06/01/2035	694,141	754,150
3.12% (1 Year CMT Rate + 2.010%), 07/01/2035 (1)	44,540	46,561
5.00%, 07/01/2035	3,315,192	3,601,872
5.00%, 07/01/2035	3,760,260	4,085,264
5.00%, 07/01/2035	24,638	26,557
3.14% (12 Month LIBOR USD + 1.390%), 08/01/2035 (1)	7,778	8,146
3.31% (12 Month LIBOR USD + 1.560%), 09/01/2035 (1)	30,929	32,326
5.00%, 09/01/2035	74,119	81,587
3.42% (1 Year CMT Rate + 2.470%), 10/01/2035 (1)	67,454	71,373
5.00%, 10/01/2035	351,096	381,451
5.00%, 10/01/2035	560,889	609,386
5.00%, 11/01/2035	765,284	831,134
5.50%, 12/01/2035	37,186	39,036
3.04% (12 Month US Treasury Average + 1.990%), 01/01/2036 (1)	134,573	141,051
3.29% (1 Year CMT Rate + 2.250%), 01/01/2036 (1)	53,362	56,191
3.88% (12 Month LIBOR USD + 2.250%), 01/01/2036 (1)	3,671	3,726
5.00%, 01/01/2036	65,945	71,581
6.50%, 01/01/2036	375,503	426,834
4.00% (6 Month LIBOR USD + 2.500%), 02/01/2036 (1)	16,710	17,633
5.00%, 02/01/2036	51,597	56,059
6.00%, 02/01/2036	6,185	6,743
7.00%, 02/01/2036	49,587	55,579
3.95% (6 Month LIBOR USD + 2.500%), 03/01/2036 (1)	446,818	479,983
7.00%, 03/01/2036	2,191	2,413
5.50%, 04/01/2036	94,103	104,359
6.50%, 04/01/2036	1,035	1,043
3.59% (12 Month LIBOR USD + 1.840%), 05/01/2036 (1)	28,555	30,159
5.50%, 05/01/2036	125,585	138,517
5.50%, 05/01/2036	80,414	89,614
3.39% (12 Month LIBOR USD + 1.600%), 06/01/2036 (1)	25,722	26,972
3.59% (12 Month LIBOR USD + 1.830%), 06/01/2036 (1)	219,668	231,752
3.73% (12 Month LIBOR USD + 1.920%), 06/01/2036 (1)	49,887	52,849
3.52% (12 Month LIBOR USD + 1.770%), 07/01/2036 (1)	83,045	87,375
6.50%, 07/01/2036	7,755	8,839
3.18% (1 Year CMT Rate + 2.120%), 08/01/2036 (1)	39,337	41,199

3.45% (12 Month LIBOR USD + 1.700%), 08/01/2036 (1)	62,699	63,782
3.57% (12 Month LIBOR USD + 1.820%), 08/01/2036 (1)	126,585	132,760
6.50%, 08/01/2036	244,781	276,047
2.82% (6 Month LIBOR USD + 1.340%), 09/01/2036 (1)	193,767	199,318
3.10% (6 Month LIBOR USD + 1.600%), 09/01/2036 (1)	36,234	37,622
3.37% (12 Month LIBOR USD + 1.620%), 09/01/2036 (1)	60,480	62,957
3.52% (12 Month LIBOR USD + 1.770%), 09/01/2036 (1)	162,162	170,479
3.57% (12 Month LIBOR USD + 1.820%), 09/01/2036 (1)	39,445	41,420
5.50%, 09/01/2036	1,574,565	1,747,103
6.00%, 09/01/2036	449,538	510,180
2.50%, 10/01/2036	9,353,877	9,196,926
3.39% (12 Month LIBOR USD + 1.640%), 10/01/2036 (1)	108,306	113,221
3.83% (12 Month LIBOR USD + 2.080%), 10/01/2036 (1)	77,092	81,958
3.83% (12 Month LIBOR USD + 2.080%), 10/01/2036 (1)	114,297	121,329
6.50%, 10/01/2036	52,759	59,424
3.00%, 11/01/2036	8,972,064	9,116,622
3.64% (12 Month LIBOR USD + 1.890%), 11/01/2036 (1)	38,959	41,095
3.97% (12 Month LIBOR USD + 2.220%), 11/01/2036 (1)	32,834	34,754
5.50%, 11/01/2036	31,140	34,469
6.00%, 11/01/2036	65,120	73,498
2.50%, 12/01/2036	5,295,523	5,206,670
3.55% (12 Month LIBOR USD + 1.800%), 12/01/2036 (1)	158,363	165,959
3.69% (12 Month LIBOR USD + 1.940%), 12/01/2036 (1)	35,846	37,641
7.00%, 12/01/2036	7,927	8,574
2.95% (6 Month LIBOR USD + 1.450%), 01/01/2037 (1)	65,573	67,740
3.61% (12 Month LIBOR USD + 1.920%), 01/01/2037 (1)	38,039	40,122
6.50%, 01/01/2037	142,776	158,278
7.50%, 01/01/2037	14,736	15,742
2.91% (6 Month LIBOR USD + 1.460%), 02/01/2037 (1)	99,377	102,805
3.42% (6 Month LIBOR USD + 2.030%), 02/01/2037 (1)	86,751	91,644
5.50%, 03/01/2037	612,312	677,848
6.00%, 03/01/2037	111,122	118,688
7.00%, 03/01/2037	19,163	21,474
3.44% (12 Month LIBOR USD + 1.700%), 04/01/2037 (1)	143,048	149,301
5.50%, 04/01/2037	198,623	220,135
7.00%, 04/01/2037	101,210	118,353
7.00%, 04/01/2037	13,148	14,383
5.50%, 05/01/2037	331,718	366,936
6.50%, 05/01/2037	8,514	8,691
7.50%, 05/01/2037	40,003	46,927
2.81% (6 Month LIBOR USD + 1.330%), 07/01/2037 (1)	109,884	113,008
3.22% (12 Month LIBOR USD + 1.470%), 07/01/2037 (1)	8,512	8,830
3.44% (12 Month LIBOR USD + 1.680%), 07/01/2037 (1)	207,594	217,138
3.59% (12 Month LIBOR USD + 1.840%), 07/01/2037 (1)	100,812	106,371
5.00%, 07/01/2037	260,198	282,598
5.00%, 07/01/2037	720,608	782,905
5.00%, 07/01/2037	976,581	1,061,432
4.14% (12 Month LIBOR USD + 2.370%), 08/01/2037 (1)	115,026	122,557
5.50%, 08/01/2037	1,229,836	1,367,819
6.50%, 08/01/2037	35,699	41,187
6.50%, 08/01/2037	48,016	55,198
3.21% (12 Month LIBOR USD + 1.460%), 09/01/2037 (1)	39,506	41,038
3.40% (1 Year CMT Rate + 2.320%), 09/01/2037 (1)	17,962	18,954
3.53% (12 Month LIBOR USD + 1.780%), 09/01/2037 (1)	10,639	10,888
3.56% (12 Month LIBOR USD + 1.810%), 09/01/2037 (1)	110,177	116,116
6.00%, 09/01/2037	98,366	111,159
7.00%, 09/01/2037	55,283	59,331
6.50%, 10/01/2037	96,530	109,092
7.50%, 10/01/2037	218,373	258,242
3.22% (1 Year CMT Rate + 2.090%), 11/01/2037 (1)	84,432	88,707
3.26% (12 Month LIBOR USD + 1.510%), 11/01/2037 (1)	201,112	209,220
7.50%, 11/01/2037	74,433	86,351
8.00%, 11/01/2037	14,303	15,669
3.43% (1 Year CMT Rate + 2.240%), 12/01/2037 (1)	301,362	315,544
3.41% (12 Month LIBOR USD + 1.790%), 01/01/2038 (1)	19,041	19,812
5.50%, 01/01/2038	190,315	211,168
8.00%, 01/01/2038	7,569	8,885
5.00%, 02/01/2038	122,600	133,202
5.50%, 02/01/2038	240,759	267,166
6.00%, 04/01/2038	37,870	42,323
5.50%, 05/01/2038	36,005	37,968
6.00%, 05/01/2038	318,448	359,032
5.50%, 06/01/2038	2,377	2,626
5.50%, 06/01/2038	1,340,006	1,476,135
5.50%, 06/01/2038	178,347	197,164
5.50%, 09/01/2038	1,084,016	1,202,547
7.00%, 09/01/2038	83,499	101,020
6.50%, 10/01/2038	114,478	129,466
6.50%, 10/01/2038	454,062	513,769
7.00%, 10/01/2038	126,899	150,417
6.00%, 11/01/2038	83,969	96,229
7.00%, 11/01/2038	79,048	92,338
7.50%, 11/01/2038	57,388	68,347
7.00%, 12/01/2038	210,731	243,850
5.00%, 01/01/2039	2,977,513	3,223,972
7.00%, 01/01/2039	368,980	432,495
7.50%, 04/01/2039	268,434	332,907
4.50%, 05/01/2039	434,925	469,288
5.50%, 06/01/2039	27,691	29,485
5.00%, 09/01/2039	166,630	179,822
5.50%, 09/01/2039	113,998	125,243
4.50%, 11/01/2039	32,959	35,211
5.50%, 12/01/2039	122,298	134,339
6.00%, 12/01/2039	1,609,729	1,816,377
5.50%, 01/01/2040	776,420	872,985
5.00%, 04/01/2040	393,306	424,589
4.00%, 07/01/2040	6,542,651	6,876,895
4.00%, 08/01/2040	232,968	244,886
4.50%, 08/01/2040	4,865,906	5,210,585
4.50%, 08/01/2040	4,877,771	5,218,472
5.00%, 08/01/2040	420,874	455,992
5.00%, 08/01/2040	844,218	909,703
4.00%, 09/01/2040	1,715,794	1,803,733
4.00%, 10/01/2040	1,957,298	2,057,500
4.50%, 10/01/2040	707,433	761,784
6.00%, 10/01/2040	2,121,533	2,391,993
3.50%, 12/01/2040	143,410	148,162
4.00%, 12/01/2040	328,416	345,060
4.00%, 12/01/2040	1,728,047	1,816,502
4.50%, 12/01/2040	2,050,560	2,197,816
4.50%, 12/01/2040	7,220,898	7,740,496
4.00%, 01/01/2041	2,259,916	2,375,777
4.00%, 01/01/2041	297,836	312,969
4.00%, 01/01/2041	681,832	716,691
4.00%, 01/01/2041	2,019,598	2,123,034
4.00%, 01/01/2041	1,355,930	1,425,190

4.00%, 01/01/2041	955,594	1,004,111
4.00%, 01/01/2041	2,279,358	2,395,830
3.50%, 01/15/2041 (5)	113,580,000	116,680,734
4.00%, 01/15/2041 (5)	79,325,000	82,997,747
4.50%, 01/15/2041 (5)	36,060,000	38,364,234
5.50%, 01/15/2041 (5)	7,750,000	8,494,000
3.50%, 02/01/2041	12,041,548	12,440,345
4.00%, 02/01/2041	2,611,767	2,769,307
4.00%, 02/01/2041	71,939	75,381
4.00%, 02/01/2041	3,187,073	3,348,621
4.00%, 02/01/2041	1,894,773	1,992,631
4.50%, 03/01/2041	1,515,570	1,624,611
5.50%, 03/01/2041	58,607	65,025
4.50%, 04/01/2041	1,326,841	1,422,348
4.50%, 05/01/2041	2,098,436	2,236,501
5.00%, 05/01/2041	168,258	183,903
4.50%, 07/01/2041	484,054	518,137
6.00%, 07/01/2041	5,623,168	6,341,949
4.50%, 08/01/2041	3,563,430	3,811,293
4.00%, 09/01/2041	368,977	387,721
4.00%, 10/01/2041	957,989	1,006,629
4.00%, 10/01/2041	1,409,565	1,481,592
3.50%, 11/01/2041	5,162,320	5,333,515
3.50%, 11/01/2041	505,329	522,086
3.50%, 12/01/2041	949,363	980,557
3.50%, 12/01/2041	362,970	375,007
3.50%, 12/01/2041	9,482,169	9,796,611
4.00%, 12/01/2041	1,935,573	2,033,911
4.00%, 12/01/2041	2,890,859	3,037,721
4.00%, 01/01/2042	4,172,693	4,384,664
4.50%, 01/01/2042	3,313,148	3,551,237
4.50%, 01/01/2042	929,045	1,006,127
3.50%, 02/01/2042	623,245	643,932
3.50%, 02/01/2042	323,403	334,405
4.50%, 02/01/2042	405,079	436,644
4.00%, 03/01/2042	181,524	188,286
3.50%, 04/01/2042	370,289	382,574
3.00%, 05/01/2042	708,987	712,958
3.50%, 05/01/2042	10,033,623	10,366,666
4.50%, 05/01/2042	807,469	869,504
5.00%, 05/01/2042	2,986,141	3,222,614
3.50%, 06/01/2042	2,247,135	2,321,725
3.50%, 07/01/2042	5,297,575	5,472,351
3.50%, 07/01/2042	1,531,147	1,581,814
4.00%, 07/01/2042	586,262	618,415
4.00%, 07/01/2042	530,927	560,046
4.00%, 07/01/2042	592,079	624,096
4.00%, 07/01/2042	984,280	1,037,814
3.50%, 08/01/2042	958,609	990,183
4.00%, 08/01/2042	7,316,737	7,688,415
3.50%, 09/01/2042	6,887,918	7,115,339
3.50%, 09/01/2042	1,230,220	1,268,664
3.50%, 09/01/2042	1,171,633	1,211,491
3.00%, 10/01/2042	6,488,890	6,525,242
3.50%, 10/01/2042	1,651,526	1,705,921
3.50%, 10/01/2042	605,070	624,968
3.50%, 10/01/2042	528,038	545,937
3.50%, 10/01/2042	899,156	928,725
3.00%, 11/01/2042	2,526,739	2,540,895
3.50%, 11/01/2042	3,661,029	3,781,052
3.50%, 11/01/2042	9,076,396	9,375,353
4.50%, 11/01/2042	11,673,759	12,512,953
3.00%, 12/01/2042	1,485,725	1,494,025
3.00%, 12/01/2042	143,523	144,327
4.00%, 12/01/2042	664,693	698,463
2.50%, 01/01/2043	3,145,604	3,052,813
3.00%, 01/01/2043	2,217,557	2,229,980
3.00%, 01/01/2043	2,078,761	2,090,407
3.00%, 01/01/2043	1,278,839	1,286,004
3.00%, 01/01/2043	1,971,094	1,976,638
3.50%, 01/01/2043	1,015,721	1,047,485
3.50%, 01/01/2043	1,407,375	1,453,562
3.00%, 01/15/2043 (5)	44,670,000	44,678,934
2.50%, 02/01/2043	1,406,686	1,365,191
3.00%, 02/01/2043	1,067,181	1,070,178
3.50%, 02/01/2043	89,415	92,344
3.50%, 02/01/2043	91,798	94,842
3.00%, 02/15/2043 (5)	1,500,000	1,498,155
3.50%, 03/01/2043	5,679,601	5,864,827
3.50%, 03/01/2043	1,936,523	1,999,878
3.50%, 03/01/2043	715,322	737,695
3.00%, 04/01/2043	3,557,149	3,577,079
3.00%, 04/01/2043	1,565,519	1,574,290
3.50%, 04/01/2043	5,979,463	6,174,160
3.50%, 04/01/2043	2,303,632	2,378,647
3.00%, 05/01/2043	13,433,592	13,508,863
3.00%, 05/01/2043	340,148	342,054
3.00%, 05/01/2043	464,186	466,739
3.00%, 05/01/2043	165,962	166,483
3.50%, 05/01/2043	2,576,534	2,657,093
3.50%, 05/01/2043	981,258	1,011,963
3.50%, 05/01/2043	114,258	118,094
3.50%, 05/01/2043	1,911,909	1,971,681
3.00%, 06/01/2043	110,304	110,922
3.00%, 06/01/2043	736,640	740,615
3.00%, 06/01/2043	301,006	302,642
3.00%, 06/01/2043	845,086	849,821
3.00%, 06/01/2043	9,180,130	9,230,145
3.00%, 06/01/2043	138,865	139,636
3.50%, 06/01/2043	2,317,050	2,389,734
3.00%, 07/01/2043	538,392	541,353
3.00%, 07/01/2043	1,306,977	1,314,026
3.00%, 07/01/2043	396,441	398,581
3.00%, 07/01/2043	411,755	413,998
3.00%, 07/01/2043	528,566	531,418
3.00%, 07/01/2043	100,930	101,480
3.00%, 07/01/2043	140,605	141,349
3.00%, 07/01/2043	9,862,685	9,916,928
3.00%, 07/01/2043	1,902,514	1,912,487
3.00%, 07/01/2043	4,093,658	4,116,172
3.00%, 07/01/2043	105,564	106,128
3.50%, 07/01/2043	11,877,558	12,262,947
4.00%, 07/01/2043	1,354,312	1,428,113
3.00%, 08/01/2043	4,901,728	4,929,189
3.00%, 08/01/2043	2,059,537	2,070,122
3.00%, 08/01/2043	4,207,303	4,229,791

3.00%, 08/01/2043	1,104,590	1,110,778
3.00%, 08/01/2043	2,191,857	2,203,683
4.00%, 08/01/2043	3,798,490	4,007,578
3.00%, 09/01/2043	144,093	144,807
3.00%, 09/01/2043	79,915	80,314
3.00%, 09/01/2043	1,972,206	1,982,646
3.00%, 09/01/2043	3,140,734	3,157,352
3.50%, 09/01/2043	13,403,843	13,853,258
4.00%, 09/01/2043	334,369	352,693
4.00%, 09/01/2043	1,539,826	1,617,572
5.00%, 09/01/2043	1,623,142	1,745,945
2.50%, 10/01/2043	2,795,033	2,712,581
3.00%, 10/01/2043	138,168	138,942
3.00%, 10/01/2043	116,476	117,093
3.00%, 10/01/2043	60,012	60,337
4.00%, 11/01/2043	5,120,486	5,369,697
4.00%, 12/01/2043	218,955	229,475
4.00%, 12/01/2043	1,107,705	1,168,663
4.00%, 12/01/2043	2,364,248	2,484,713
3.00%, 02/01/2044	9,024,690	9,075,261
4.00%, 06/01/2044	6,258,167	6,575,401
4.00%, 09/01/2044	1,986,593	2,080,865
3.50%, 02/01/2045	10,566,694	10,915,970
3.00%, 04/01/2045	10,305,238	10,334,581
3.50%, 04/01/2045	16,699,204	17,164,242
3.00%, 05/01/2045	5,204,623	5,233,796
3.50%, 06/01/2045	13,960,414	14,349,182
3.50%, 06/01/2045	3,640,831	3,742,221
4.00%, 07/01/2045	10,977,370	11,561,409
3.50%, 11/01/2045	4,182,687	4,299,166
4.00%, 12/01/2045	2,017,803	2,112,002
4.00%, 12/01/2045	9,335,734	9,771,657
3.50%, 01/01/2046	13,405,690	13,779,010
4.00%, 01/01/2046	5,766,703	6,035,980
4.50%, 02/01/2046	12,091,540	12,956,808
2.50%, 05/01/2046	1,797,604	1,737,307
3.50%, 06/01/2046	8,421,476	8,695,899
3.50%, 06/01/2046	1,602,525	1,654,688
2.50%, 07/01/2046	3,628,749	3,507,031
3.50%, 07/01/2046	298,808	308,550
4.00%, 08/01/2046	9,839,618	10,299,881
3.50%, 09/01/2046	3,528,299	3,634,258
3.00%, 10/01/2046	328,372	329,207
3.50%, 10/01/2046	679,782	701,969
4.00%, 10/01/2046	650,681	685,348
3.50%, 11/01/2046	18,008,830	18,510,338
4.00%, 11/01/2046	1,433,159	1,503,738
3.50%, 12/01/2046	9,381,764	9,688,132
3.50%, 12/01/2046	4,806,364	4,940,211
3.00%, 01/01/2047	5,562,188	5,566,125
3.00%, 01/01/2047	5,743,359	5,758,012
3.50%, 03/01/2047	9,768,835	10,087,866
3.50%, 03/01/2047	10,340,717	10,678,426
4.00%, 03/01/2047	9,905,026	10,370,798
4.50%, 03/01/2047	1,954,543	2,083,163
3.50%, 04/01/2047	9,638,958	9,953,756
3.50%, 04/01/2047	2,629,189	2,715,052
4.00%, 04/01/2047	4,974,766	5,261,140
4.00%, 04/01/2047	2,285,956	2,421,112
4.00%, 05/01/2047	5,090,202	5,373,312
4.00%, 05/01/2047	3,831,675	4,011,853
4.00%, 05/01/2047	6,941,957	7,341,587
4.00%, 06/01/2047	3,668,300	3,874,738
3.50%, 07/01/2047	10,964,416	11,323,665
4.00%, 07/01/2047	4,267,779	4,507,285
4.00%, 07/01/2047	9,968,280	10,500,527
3.50%, 08/01/2047	10,037,765	10,349,093
3.50%, 09/01/2047	3,980,623	4,112,796
3.50%, 09/01/2047	8,023,309	8,286,611
3.50%, 09/01/2047	5,149,651	5,321,984
3.50%, 11/01/2047	2,927,001	3,019,738
6.00%, 11/01/2048	43,964	47,677
Fannie Mae REMIC Trust 2003-W1
6.50%, 12/25/2042 (3)	130,759	139,640
7.50%, 12/25/2042 (3)	34,616	38,850
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042 (3)	18,985	22,005
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	775,743
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	107,935	124,051
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	183,396	208,425
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	170,205	194,015
Fannie Mae REMIC Trust 2007-W1
6.35%, 08/25/2047 (3)	21,736	23,783
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	41,543	46,439
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	38,722	34,455
Fannie Mae REMIC Trust 2007-W7
29.87% (1 Month LIBOR USD + 39.180%), 07/25/2037 (1)	28,301	38,183
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	819,154	920,978
Fannie Mae REMICS
5.00%, 05/25/2018	1,405	1,410
4.75%, 09/25/2018	11,404	11,456
4.00%, 04/25/2019	3,513	3,527
8.00%, 07/25/2019	2,145	2,198
8.00%, 10/25/2019	698	720
4.00%, 11/25/2019	4,407	4,430
8.50%, 11/25/2019	481	500
9.00%, 11/25/2019	220	229
9.40%, 11/25/2019	338	352
7.50%, 12/25/2019	1,110	1,147
8.50%, 01/25/2020	127	133
8.80%, 01/25/2020	280	292
7.00%, 05/25/2020	116	121
5.50%, 06/25/2020	113	115
9.50%, 06/25/2020	208	220
7.00%, 07/25/2020	1,136	1,174
5.50%, 08/25/2020	116	119
6.50%, 08/25/2020	1,881	1,949
505.00%, 08/25/2020	3	16
1118.04%, 08/25/2020 IO	4	24

6.50%, 09/25/2020	813	843
7.00%, 09/25/2020	215	223
9.00%, 10/25/2020	952	1,003
19.27% (1 Month LIBOR USD + 21.600%), 11/25/2020 (1)	154	186
652.15%, 12/25/2020 IO	8	63
7.00%, 01/25/2021	292	304
5.00%, 03/25/2021	304	312
7.00%, 03/25/2021	11,089	11,540
14.96% (1 Month LIBOR USD + 17.680%), 05/25/2021 (1)	221	247
8.50%, 06/25/2021	256	274
8.75%, 06/25/2021	1,085	1,149
921.41%, 06/25/2021 (3)	3	20
6.50%, 07/25/2021	867	911
6.50%, 09/25/2021	71,907	75,887
13.55% (1 Month LIBOR USD + 15.100%), 09/25/2021 (1)	416	440
8.75%, 10/25/2021	1,916	2,009
23.67% (7 Year CMT Rate + 30.010%), 12/25/2021 (1)	236	281
6.00%, 02/25/2022	72,746	76,537
6.50%, 02/25/2022	12,105	12,802
0.00%, 03/25/2022 PO	28,241	27,268
7.50%, 06/25/2022	88	96
7.00%, 07/25/2022	1,111	1,167
7.50%, 07/25/2022	12,140	13,024
8.00%, 07/25/2022	545	541
8.00%, 07/25/2022	15,208	16,535
1184.78%, 07/25/2022 IO	4	69
6.00%, 08/25/2022	2,218	2,338
6.50%, 08/25/2022	2,961	3,148
1.57% (1 Month LIBOR USD + 0.020%), 09/25/2022 (1)	1,126	1,126
5.50%, 09/25/2022	1,478	1,532
6.00%, 09/25/2022	94,271	99,798
7.50%, 09/25/2022	9,947	10,567
7.75%, 09/25/2022	5,603	6,049
8.00%, 09/25/2022	15,337	16,667
0.00%, 10/25/2022 PO	1,612	1,537
1.44% (11th District Cost of Funds Index + 0.700%), 10/25/2022 (1)	958	968
7.00%, 10/25/2022	2,455	2,637
7.50%, 10/25/2022	7,914	8,556
7.90%, 01/25/2023	8,255	9,027
6.50%, 02/25/2023	3,468	3,679
7.00%, 02/25/2023	36,192	39,086
15.50% (1 Month LIBOR USD + 58.370%), 02/25/2023 (1)	1,376	1,779
5.50%, 03/25/2023	165,997	175,135
6.50%, 03/25/2023	2,536	2,715
7.00%, 03/25/2023	22,418	24,027
7.50%, 03/25/2023	8,697	9,437
7.70%, 03/25/2023	3,497	3,798
0.00%, 04/25/2023 PO	1,352	1,288
5.50%, 04/25/2023	301,989	318,393
5.50%, 04/25/2023	9,475	9,917
6.00% (1 Month LIBOR USD + 28.700%), 04/25/2023 (1)	5,844	6,386
7.00%, 04/25/2023	7,660	8,190
17.05% (7 Year CMT Rate + 22.300%), 04/25/2023 IO (1)	6,714	2,009
18.81% (11th District Cost of Funds Index + 20.530%), 04/25/2023 (1)	3,675	4,591
5.50%, 05/25/2023	72,343	76,445
7.00%, 05/25/2023	86,797	94,083
4.95% (1 Month LIBOR USD + 6.500%), 06/25/2023 IO (1)	46,645	2,400
5.00%, 06/25/2023	35,470	35,950
4.50%, 07/25/2023	112,936	120,112
6.50%, 07/25/2023	2,015	2,155
6.79%, 07/25/2023 (3)	42,081	45,251
7.00%, 07/25/2023	27,948	30,028
7.00%, 07/25/2023	43,989	47,479
2.43% (1 Month LIBOR USD + 0.880%), 08/25/2023 (1)	5,080	5,153
6.50% (1 Month LIBOR USD + 8.050%), 08/25/2023 IO (1)	1,476	125
6.88%, 08/25/2023	38,437	41,099
7.00%, 08/25/2023	70,062	75,451
8.40% (10 Year CMT Rate + 10.750%), 08/25/2023 IO (1)	34,905	5,518
0.00%, 09/25/2023 PO	1,284	1,229
0.00%, 09/25/2023 PO	3,265	3,101
2.20% (1 Month LIBOR USD + 0.650%), 09/25/2023 (1)	11,250	11,257
6.50%, 09/25/2023	3,656	3,939
12.50% (1 Month LIBOR USD + 77.310%), 09/25/2023 (1)	2,523	2,788
13.29% (11th District Cost of Funds Index + 14.860%), 09/25/2023 (1)	2,032	2,356
6.50%, 10/25/2023	23,275	25,023
6.50%, 10/25/2023	54,764	60,710
10.50% (11th District Cost of Funds Index + 63.390%), 10/25/2023 (1)	1,170	1,390
19.03% (1 Month LIBOR USD + 23.380%), 10/25/2023 (1)	3,262	4,313
26.53% (11th District Cost of Funds Index + 29.750%), 10/25/2023 (1)	1,755	2,385
0.00%, 11/25/2023 PO	364	346
6.50%, 11/25/2023	21,044	23,329
2.15% (1 Month LIBOR USD + 0.600%), 12/25/2023 (1)	1,635	1,647
2.55% (1 Month LIBOR USD + 1.000%), 12/25/2023 (1)	4,534	4,582
6.50%, 12/25/2023	5,580	6,054
12.21% (11th District Cost of Funds Index + 12.950%), 12/25/2023 (1)	2,110	2,496
19.07% (1 Month LIBOR USD + 24.500%), 12/25/2023 (1)	4,534	5,925
27.75% (11th District Cost of Funds Index + 31.010%), 12/25/2023 (1)	5,573	7,667
5.00%, 02/25/2024 IO	53,992	2,450
5.00%, 03/25/2024 IO	16,980	575
5.00%, 03/25/2024 IO	17,376	410
6.50%, 03/25/2024	18,552	19,953
6.50%, 03/25/2024	101,164	109,188
7.00%, 04/25/2024	65,569	71,854
7.00%, 04/25/2024	151,269	162,773
5.50%, 07/25/2024	18,262	19,325
5.50%, 08/25/2024	172,545	184,855
5.00%, 11/25/2024	272,782	286,902
8.50%, 01/25/2025	3,576	3,751
8.80%, 01/25/2025	6,827	7,751
1.85% (1 Month LIBOR USD + 0.300%), 07/25/2025 (1)	17,356	17,370
5.50%, 08/25/2025	158,431	171,467
5.50%, 01/25/2026	112,206	119,798
25.49% (1 Month LIBOR USD + 33.250%), 10/25/2026 (1)	22,726	32,349
7.00%, 11/25/2026	36,639	40,042
1.84%, 03/25/2027 IO (3)	6,125	183
1.84%, 03/25/2027 IO (3)	18,821	484
7.50%, 04/18/2027	6,693	7,609
7.50%, 04/20/2027	9,754	11,126
6.50%, 04/25/2027	23,055	25,558
7.50%, 05/20/2027	38,061	43,437
1.95% (1 Month LIBOR USD + 0.400%), 05/25/2027 (1)	3,247,411	3,266,971
6.50%, 07/18/2027	2,088	2,315
7.00%, 12/18/2027 IO	10,334	1,149
6.00%, 07/18/2028	12,685	14,161
6.05% (1 Month LIBOR USD + 7.600%), 07/25/2028 IO (1)	338,211	44,920
3.00%, 12/25/2028	1,237,521	1,195,957

6.00%, 12/25/2028	6,417	6,859
6.60% (1 Month LIBOR USD + 8.150%), 12/25/2028 IO (1)	11,368	1,130
5.00%, 03/25/2029	303,807	321,576
5.50%, 04/18/2029	28,671	31,107
6.35%, 04/25/2029	7,570	8,211
7.50%, 12/18/2029	11,253	12,762
7.50%, 02/25/2030	62,840	71,745
7.55% (1 Month LIBOR USD + 9.100%), 07/25/2030 IO (1)	21,514	3,486
3.00%, 09/25/2030	1,638,850	1,662,436
8.50%, 01/25/2031 IO	2,973	622
7.00%, 03/25/2031	6,668	7,635
3.50%, 04/25/2031	1,084,000	1,119,850
6.00%, 07/25/2031 IO	40,137	8,838
7.00%, 07/25/2031	22,726	26,025
7.00%, 08/25/2031	43,149	48,655
6.50%, 09/25/2031	9,704	10,859
7.00%, 09/25/2031	10,539	12,064
7.00%, 09/25/2031	11,212	12,756
7.00%, 09/25/2031	61,047	70,023
19.07% (1 Month LIBOR USD + 24.500%), 09/25/2031 (1)	28,945	40,797
6.50%, 10/25/2031	7,472	8,127
18.29% (1 Month LIBOR USD + 22.950%), 10/25/2031 (1)	18,773	24,877
6.00%, 11/25/2031	70,882	78,832
7.00%, 11/25/2031	75,531	86,754
12.52% (1 Month LIBOR USD + 15.500%), 11/25/2031 (1)	21,547	28,342
13.85% (1 Month LIBOR USD + 17.470%), 12/25/2031 (1)	2,046	2,624
0.00%, 01/25/2032 PO	3,002	2,732
20.14% (1 Month LIBOR USD + 25.190%), 02/25/2032 (1)	7,204	9,713
1.60% (1 Month LIBOR USD + 8.100%), 03/25/2032 IO (1)	80,889	4,048
10.00% (1 Month LIBOR USD + 54.000%), 03/25/2032 (1)	1,056	1,335
0.00%, 04/25/2032 PO	2,326	2,019
6.00%, 04/25/2032	190,018	213,056
6.50%, 04/25/2032	34,095	38,299
6.50%, 05/25/2032	70,806	79,384
6.50%, 06/25/2032	29,011	32,394
6.50%, 07/25/2032 IO	131,103	20,113
6.50%, 08/25/2032	82,595	92,496
15.53% (1 Month LIBOR USD + 19.800%), 08/25/2032 (1)	39,870	42,273
2.35% (1 Month LIBOR USD + 0.800%), 11/25/2032 (1)	359,841	367,061
5.00%, 11/25/2032	18,612	19,642
6.00%, 11/25/2032	531,257	592,279
8.50% (1 Month LIBOR USD + 51.000%), 11/25/2032 (1)	23,494	26,702
0.00%, 12/25/2032 PO	15,729	13,770
5.50%, 12/25/2032	172,610	181,006
11.64% (1 Month LIBOR USD + 14.480%), 12/25/2032 (1)	12,913	15,487
0.00%, 01/25/2033 PO	4,049	4,023
6.50%, 02/25/2033	24,611	27,119
5.00%, 03/25/2033 IO	32,541	4,174
6.00%, 03/25/2033	2,557	2,554
4.00%, 04/25/2033	281,569	293,265
0.00%, 05/25/2033 PO	8,485	7,343
4.00%, 05/25/2033	14,562	15,256
6.00%, 05/25/2033 IO (3)	12,398	2,737
6.00%, 05/25/2033	124,000	135,139
6.00%, 05/25/2033	50,476	56,252
6.00%, 05/25/2033	198,304	212,373
6.50%, 05/25/2033 IO	122,278	25,410
7.00%, 05/25/2033 IO	206,602	25,713
5.55% (1 Month LIBOR USD + 7.100%), 06/25/2033 IO (1)	97,233	6,537
5.75%, 06/25/2033	79,886	88,929
11.10% (1 Month LIBOR USD + 14.200%), 06/25/2033 (1)	72,328	81,199
10.35% (1 Month LIBOR USD + 13.750%), 07/25/2033 (1)	31,755	37,405
11.10% (1 Month LIBOR USD + 14.200%), 07/25/2033 (1)	19,751	20,501
0.00%, 08/25/2033 PO	7,921	7,503
5.50%, 08/25/2033 IO	294,689	48,832
5.50%, 08/25/2033	139,636	153,619
5.65% (1 Month LIBOR USD + 7.470%), 08/25/2033 (1)	101,848	106,461
7.38% (1 Month LIBOR USD + 10.170%), 08/25/2033 (1)	9,385	11,026
13.49% (1 Month LIBOR USD + 18.150%), 08/25/2033 (1)	48,444	57,446
3.50%, 09/25/2033	1,500,000	1,536,443
9.91% (1 Month LIBOR USD + 12.500%), 09/25/2033 (1)	21,305	24,785
3.00%, 10/25/2033	908,000	891,392
5.50%, 10/25/2033	1,030,286	1,132,973
6.05% (1 Month LIBOR USD + 7.600%), 11/25/2033 IO (1)	160,750	29,387
0.00%, 12/25/2033 PO	116,937	99,472
11.00% (1 Month LIBOR USD + 14.100%), 12/25/2033 (1)	24,467	25,967
2.30% (1 Month LIBOR USD + 0.750%), 01/25/2034 (1)	176,714	180,319
9.19% (1 Month LIBOR USD + 11.520%), 01/25/2034 (1)	7,414	8,484
13.10% (1 Month LIBOR USD + 16.200%), 01/25/2034 (1)	17,885	20,783
5.50%, 02/25/2034	18,732	19,031
22.39% (1 Month LIBOR USD + 28.600%), 02/25/2034 (1)	30,066	33,907
0.00%, 03/25/2034 PO	148,024	134,802
1.95% (1 Month LIBOR USD + 0.400%), 03/25/2034 (1)	135,766	136,230
5.50%, 04/25/2034	280,450	309,384
15.26% (1 Month LIBOR USD + 19.530%), 04/25/2034 (1)	81,470	107,896
1.95% (1 Month LIBOR USD + 0.400%), 05/25/2034 (1)	324,114	325,796
12.23% (1 Month LIBOR USD + 16.500%), 05/25/2034 (1)	21,688	27,257
15.26% (1 Month LIBOR USD + 19.530%), 05/25/2034 (1)	138,575	182,324
17.79% (1 Month LIBOR USD + 24.000%), 05/25/2034 (1)	29,365	42,963
5.50%, 07/25/2034	546,193	590,612
11.14% (1 Month LIBOR USD + 14.240%), 07/25/2034 (1)	20,087	24,413
1.80% (1 Month LIBOR USD + 0.250%), 08/25/2034 (1)	94,880	94,861
15.53% (1 Month LIBOR USD + 19.800%), 11/25/2034 (1)	36,083	40,520
19.30% (1 Month LIBOR USD + 25.130%), 01/25/2035 (1)	9,156	10,054
0.00%, 04/25/2035 PO	75,850	73,798
1.90% (1 Month LIBOR USD + 0.350%), 04/25/2035 (1)	150,154	150,479
13.12% (1 Month LIBOR USD + 17.000%), 05/25/2035 (1)	11,559	13,506
15.75% (1 Month LIBOR USD + 20.020%), 05/25/2035 (1)	169,616	212,415
15.86% (1 Month LIBOR USD + 20.130%), 05/25/2035 (1)	116,605	147,056
19.06% (1 Month LIBOR USD + 24.750%), 05/25/2035 (1)	38,937	49,193
5.00%, 06/25/2035	34,468	35,176
6.50%, 06/25/2035	704	714
17.74% (1 Month LIBOR USD + 25.500%), 06/25/2035 (1)	44,922	61,739
5.16% (1 Month LIBOR USD + 6.710%), 07/25/2035 IO (1)	103,327	16,430
5.75%, 07/25/2035	1,970,965	2,226,078
13.49% (1 Month LIBOR USD + 17.380%), 07/25/2035 (1)	38,820	51,202
5.50%, 08/25/2035	149,809	163,483
5.50%, 08/25/2035	984,993	1,008,485
12.82% (1 Month LIBOR USD + 16.700%), 08/25/2035 (1)	53,136	66,625
12.99% (1 Month LIBOR USD + 16.880%), 08/25/2035 (1)	64,512	80,335
0.00%, 09/25/2035 PO	21,865	20,562
17.99% (1 Month LIBOR USD + 24.200%), 09/25/2035 (1)	16,562	21,937
0.00%, 10/25/2035 PO	33,004	29,766
5.75%, 10/25/2035	144,126	157,482
12.99% (1 Month LIBOR USD + 16.880%), 10/25/2035 (1)	60,285	73,285
18.88% (1 Month LIBOR USD + 24.570%), 11/25/2035 (1)	300,174	431,656

5.50%, 12/25/2035	78,420	83,912
5.50%, 12/25/2035	584,000	654,370
6.00%, 12/25/2035	27,618	30,119
6.00%, 12/25/2035	966,240	1,014,347
0.00%, 01/25/2036 PO	11,190	10,879
5.50%, 01/25/2036	49,808	53,184
0.00%, 03/25/2036 PO	26,914	24,159
0.00%, 03/25/2036 PO	241,291	201,300
5.15% (1 Month LIBOR USD + 6.700%), 03/25/2036 IO (1)	884,733	167,461
5.50%, 03/25/2036	346,765	384,714
5.50%, 03/25/2036	321,359	355,783
5.50%, 03/25/2036	104,634	113,778
18.88% (1 Month LIBOR USD + 24.570%), 03/25/2036 (1)	22,314	34,663
0.00%, 04/25/2036 PO	82,652	73,676
0.00%, 04/25/2036 PO	82,503	74,293
0.00%, 04/25/2036 PO	37,961	34,761
1.80% (1 Month LIBOR USD + 0.250%), 04/25/2036 (1)	159,697	158,360
23.17% (1 Month LIBOR USD + 30.150%), 05/25/2036 (1)	26,971	42,521
0.00%, 06/25/2036 PO	147,748	126,529
0.00%, 06/25/2036 PO	185,719	167,316
0.00%, 06/25/2036 PO	22,052	19,958
0.00%, 06/25/2036 PO	45,114	39,301
0.00%, 06/25/2036 PO	65,895	60,447
1.95% (1 Month LIBOR USD + 0.400%), 06/25/2036 (1)	50,923	51,095
5.03% (1 Month LIBOR USD + 6.580%), 06/25/2036 IO (1)	189,749	28,930
18.51% (1 Month LIBOR USD + 24.200%), 06/25/2036 (1)	8,132	12,069
1.52% (1 Month LIBOR USD + 0.250%), 06/27/2036 (1)	669,700	656,952
0.00%, 07/25/2036 PO	52,028	45,686
0.00%, 07/25/2036 PO	32,479	31,343
0.00%, 07/25/2036 PO	13,944	12,387
0.00%, 07/25/2036 PO	28,220	24,735
1.84% (1 Month LIBOR USD + 0.290%), 07/25/2036 (1)	428,651	427,912
2.01% (1 Month LIBOR USD + 0.460%), 07/25/2036 (1)	45,557	45,883
4.97% (1 Month LIBOR USD + 6.520%), 07/25/2036 IO (1)	70,008	10,434
6.00%, 07/25/2036	603,627	668,475
6.50%, 07/25/2036	263,080	302,988
6.50%, 07/25/2036	348,690	397,116
22.59% (1 Month LIBOR USD + 28.800%), 07/25/2036 (1)	25,232	40,993
30.59% (1 Month LIBOR USD + 39.900%), 07/25/2036 (1)	19,756	33,656
0.00%, 08/25/2036 PO	37,705	33,796
0.00%, 08/25/2036 PO	52,340	48,073
0.00%, 08/25/2036 PO	17,816	16,310
0.00%, 08/25/2036 PO	94,567	85,303
1.90% (1 Month LIBOR USD + 0.350%), 08/25/2036 (1)	159,075	159,200
4.95% (1 Month LIBOR USD + 6.500%), 08/25/2036 IO (1)	93,197	23,923
6.50%, 08/25/2036	209,759	234,883
6.50%, 08/25/2036	40,020	44,195
0.00%, 09/25/2036 PO	24,261	22,272
0.00%, 09/25/2036 PO	53,532	49,018
0.00%, 09/25/2036 PO	50,131	45,698
6.50%, 09/25/2036	24,192	26,645
4.50%, 10/25/2036	240,062	253,739
19.99% (1 Month LIBOR USD + 26.200%), 10/25/2036 (1)	29,884	46,710
0.00%, 11/25/2036 PO	13,695	12,119
0.00%, 11/25/2036 PO	36,978	33,458
0.00%, 11/25/2036 PO	80,730	70,491
0.00%, 12/25/2036 PO	44,306	37,243
0.00%, 12/25/2036 PO	17,744	16,010
1.39% (1 Month LIBOR USD + 0.060%), 12/25/2036 (1)	449,945	445,063
1.61% (1 Month LIBOR USD + 0.060%), 12/25/2036 (1)	115,400	113,551
5.10% (1 Month LIBOR USD + 6.650%), 12/25/2036 IO (1)	207,866	26,748
20.35% (1 Month LIBOR USD + 26.560%), 12/25/2036 (1)	8,923	13,044
0.00%, 01/25/2037 PO	125,588	107,953
0.00%, 01/25/2037 PO	42,805	37,557
5.50%, 01/25/2037	53,942	56,433
1.80% (1 Month LIBOR USD + 0.250%), 02/25/2037 (1)	143,942	143,401
29.69% (1 Month LIBOR USD + 39.000%), 02/25/2037 (1)	8,374	23,536
0.00%, 03/25/2037 PO	34,256	30,831
2.05% (1 Month LIBOR USD + 0.500%), 03/25/2037 (1)	86,671	87,187
2.30% (1 Month LIBOR USD + 0.750%), 03/25/2037 (1)	81,283	83,446
4.53% (1 Month LIBOR USD + 6.080%), 03/25/2037 IO (1)	9,200	832
4.89% (1 Month LIBOR USD + 6.440%), 03/25/2037 IO (1)	310,839	46,437
5.00%, 03/25/2037	9,242	9,818
6.00%, 03/25/2037	458,149	493,171
0.00%, 04/25/2037 PO	124,770	114,144
4.55% (1 Month LIBOR USD + 6.100%), 04/25/2037 IO (1)	64,089	7,196
17.49% (1 Month LIBOR USD + 22.670%), 04/25/2037 (1)	66,589	93,452
0.00%, 05/25/2037 PO	20,800	19,085
1.85% (1 Month LIBOR USD + 0.300%), 05/25/2037 (1)	64,420	64,325
6.00%, 05/25/2037	245,823	270,301
1.95% (1 Month LIBOR USD + 0.400%), 06/25/2037 (1)	371,059	371,023
2.00% (1 Month LIBOR USD + 0.000%), 06/25/2037 (1)	29,508	30,729
4.23% (1 Month LIBOR USD + 5.780%), 06/25/2037 IO (1)	64,877	8,354
4.55% (1 Month LIBOR USD + 6.100%), 06/25/2037 IO (1)	77,794	11,533
4.55% (1 Month LIBOR USD + 6.100%), 06/25/2037 IO (1)	241,660	36,254
6.50%, 06/25/2037	38,914	42,723
0.00%, 07/25/2037 PO	84,746	76,758
1.92% (1 Month LIBOR USD + 0.370%), 07/25/2037 (1)	78,293	78,406
2.05% (1 Month LIBOR USD + 0.500%), 07/25/2037 (1)	46,366	46,641
4.85% (1 Month LIBOR USD + 6.400%), 07/25/2037 IO (1)	516,092	71,873
5.07% (1 Month LIBOR USD + 6.620%), 07/25/2037 IO (1)	209,912	28,673
5.50%, 07/25/2037	218,554	241,892
5.60% (1 Month LIBOR USD + 7.150%), 07/25/2037 IO (1)	878,974	189,359
12.62% (1 Month LIBOR USD + 16.500%), 07/25/2037 (1)	51,349	61,865
2.00% (1 Month LIBOR USD + 0.450%), 08/25/2037 (1)	259,910	260,952
5.50%, 08/25/2037	76,635	82,182
6.00%, 08/25/2037	25,376	28,215
6.00%, 08/25/2037	110,817	121,060
6.00%, 08/25/2037	139,686	151,159
6.00%, 08/25/2037	96,424	104,699
18.33% (1 Month LIBOR USD + 24.020%), 08/25/2037 (1)	75,688	113,385
2.00% (1 Month LIBOR USD + 0.450%), 09/25/2037 (1)	1,202,617	1,209,674
4.99% (1 Month LIBOR USD + 6.540%), 09/25/2037 IO (1)	277,206	47,258
12.27% (1 Month LIBOR USD + 16.150%), 09/25/2037 (1)	18,755	23,372
0.00%, 10/25/2037 PO	757,388	685,478
4.90% (1 Month LIBOR USD + 6.450%), 10/25/2037 IO (1)	270,866	41,124
4.91% (1 Month LIBOR USD + 6.460%), 10/25/2037 IO (1)	299,019	47,549
6.08%, 10/25/2037 (3)	90,035	98,614
4.81% (1 Month LIBOR USD + 6.360%), 12/25/2037 IO (1)	9,302	939
4.85% (1 Month LIBOR USD + 6.400%), 12/25/2037 IO (1)	307,955	38,797
4.90% (1 Month LIBOR USD + 6.450%), 12/25/2037 IO (1)	281,125	46,267
6.50%, 12/25/2037	230,852	262,098
1.51%, 01/25/2038 IO (3)	680,001	27,579
4.36% (1 Month LIBOR USD + 5.910%), 02/25/2038 IO (1)	288,810	38,575
4.45% (1 Month LIBOR USD + 6.000%), 02/25/2038 IO (1)	509,511	83,839
2.45% (1 Month LIBOR USD + 0.900%), 03/25/2038 (1)	67,367	68,790

4.65% (1 Month LIBOR USD + 6.200%), 03/25/2038 IO (1)	79,387	9,616
4.68% (1 Month LIBOR USD + 6.230%), 03/25/2038 IO (1)	71,963	7,950
5.44% (1 Month LIBOR USD + 6.990%), 03/25/2038 IO (1)	126,289	20,930
10.90% (1 Month LIBOR USD + 14.000%), 03/25/2038 (1)	32,276	37,307
5.30% (1 Month LIBOR USD + 6.850%), 04/25/2038 IO (1)	71,187	8,214
5.35% (1 Month LIBOR USD + 6.900%), 04/25/2038 IO (1)	106,445	14,356
5.50%, 04/25/2038	9,409	9,402
6.50%, 04/25/2038	71,083	75,186
16.04% (1 Month LIBOR USD + 20.700%), 04/25/2038 (1)	41,229	52,336
0.00%, 05/25/2038 PO	2,722	2,239
1.78%, 06/25/2038 IO (3)	258,483	14,821
5.00%, 07/25/2038	70,799	76,372
5.00%, 07/25/2038	68,274	72,849
5.50%, 07/25/2038	282,253	309,535
5.65% (1 Month LIBOR USD + 7.200%), 07/25/2038 IO (1)	76,844	12,898
4.30% (1 Month LIBOR USD + 5.850%), 09/25/2038 IO (1)	149,968	16,160
4.30% (1 Month LIBOR USD + 5.850%), 09/25/2038 IO (1)	257,178	33,343
4.50%, 11/25/2038	15,692	15,774
1.95% (1 Month LIBOR USD + 0.400%), 12/25/2038 (1)	93,584	93,807
4.00%, 02/25/2039	143,563	146,279
4.50%, 02/25/2039	13,000	13,412
5.00% (1 Month LIBOR USD + 6.550%), 02/25/2039 IO (1)	186,199	30,573
5.10% (1 Month LIBOR USD + 6.650%), 03/25/2039 IO (1)	105,528	17,295
2.00% (1 Month LIBOR USD + 0.450%), 04/25/2039 (1)	362,454	364,772
5.00%, 07/25/2039 IO	122,252	24,383
7.00%, 07/25/2039	4,995	5,409
5.00%, 08/25/2039	476,568	517,479
6.00%, 08/25/2039	541,401	604,842
5.00%, 09/25/2039	282,910	295,493
6.03%, 09/25/2039 (3)	224,540	251,710
4.35% (1 Month LIBOR USD + 5.900%), 10/25/2039 IO (1)	83,065	11,107
5.50%, 10/25/2039 IO	274,877	49,678
3.51%, 12/25/2039 (3)	438,699	467,539
4.63% (1 Month LIBOR USD + 6.180%), 12/25/2039 IO (1)	104,490	13,339
6.30%, 12/25/2039 (3)	387,201	432,618
0.00%, 01/25/2040 PO	67,693	58,507
4.70% (1 Month LIBOR USD + 6.250%), 01/25/2040 IO (1)	204,055	30,060
6.22%, 02/25/2040 (3)	91,750	102,839
6.21%, 03/25/2040 (3)	288,373	325,595
6.44%, 03/25/2040 (3)	305,614	348,022
9.56% (1 Month LIBOR USD + 12.660%), 03/25/2040 (1)	431,252	503,497
2.15% (1 Month LIBOR USD + 0.600%), 04/25/2040 (1)	112,047	112,858
4.87% (1 Month LIBOR USD + 6.420%), 04/25/2040 IO (1)	166,132	24,587
12.49% (1 Month LIBOR USD + 17.670%), 04/25/2040 (1)	197,179	259,680
2.15% (1 Month LIBOR USD + 0.600%), 05/25/2040 (1)	125,840	127,091
4.85% (1 Month LIBOR USD + 6.400%), 05/25/2040 IO (1)	90,828	11,908
0.00%, 06/25/2040 PO	110,027	94,700
5.00%, 06/25/2040	1,007,898	1,082,072
5.50%, 06/25/2040	1,007,000	1,108,355
5.50%, 07/25/2040	512,050	566,484
4.00%, 08/25/2040	1,378,257	1,389,076
5.00%, 09/25/2040	206,000	228,922
5.50%, 10/25/2040	2,012,000	2,196,748
2.89% (1 Month LIBOR USD + 4.440%), 11/25/2040 IO (1)	998,832	73,873
2.10% (1 Month LIBOR USD + 0.550%), 01/25/2041 (1)	255,552	256,829
4.98% (1 Month LIBOR USD + 6.530%), 01/25/2041 IO (1)	910,391	163,564
1.77%, 04/25/2041 IO (3)	1,695,707	88,231
2.05% (1 Month LIBOR USD + 0.500%), 07/25/2041 (1)	95,912	96,479
2.10% (1 Month LIBOR USD + 0.550%), 08/25/2041 (1)	297,463	300,940
2.05% (1 Month LIBOR USD + 0.500%), 11/25/2041 (1)	345,628	347,703
7.00%, 11/25/2041	1,597,526	1,847,195
7.00%, 11/25/2041	1,743,062	1,982,519
7.00%, 11/25/2041	2,065,942	2,389,097
3.50%, 03/25/2042	1,000,000	1,017,566
6.50%, 06/25/2042	72,395	82,759
2.00% (1 Month LIBOR USD + 0.450%), 09/25/2042 (1)	542,233	541,752
2.05% (1 Month LIBOR USD + 0.500%), 09/25/2042 (1)	2,107,852	2,125,280
2.05% (1 Month LIBOR USD + 0.500%), 09/25/2042 (1)	267,545	269,276
2.05% (1 Month LIBOR USD + 0.500%), 10/25/2042 (1)	837,902	842,289
3.00%, 02/25/2043	1,000,000	956,372
3.50%, 02/25/2043	555,229	568,288
0.00%, 09/25/2043 PO	1,765,985	1,424,264
0.00%, 10/25/2043 PO	1,237,784	996,226
0.00%, 12/25/2043 PO	3,233,607	2,649,905
3.00%, 08/25/2044	8,325,197	8,385,288
2.50%, 11/25/2045	8,520,378	8,407,117
3.00%, 01/25/2046	2,635,516	2,653,226
4.55% (1 Month LIBOR USD + 6.100%), 11/25/2049 IO (1)	102,987	12,317
5.82%, 02/25/2051 (3)	172,024	184,435
5.43%, 07/25/2051 (3)	31,714	34,548
4.00%, 05/25/2053	5,780,814	6,045,630
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	71,194	78,219
6.50%, 07/25/2042	123,313	142,271
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	472,413	523,522
6.50%, 09/25/2042	190,752	215,742
Fannie Mae Trust 2003-W8
1.95% (1 Month LIBOR USD + 0.400%), 05/25/2042 (1)	41,873	41,381
7.00%, 10/25/2042	226,892	261,520
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	303,036	349,534
Fannie Mae Trust 2004-W15
1.80% (1 Month LIBOR USD + 0.250%), 08/25/2044 (1)	183,000	181,737
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	66,891	76,192
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	67,021	77,602
Fannie Mae Trust 2005-W3
1.77% (1 Month LIBOR USD + 0.220%), 03/25/2045 (1)	1,496,062	1,461,127
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	84,684	94,250
Fannie Mae Trust 2006-W2
3.05%, 11/25/2045 (3)	228,725	242,317
1.77% (1 Month LIBOR USD + 0.220%), 02/25/2046 (1)	711,261	710,748
Fannie Mae Whole Loan
1.81% (1 Month LIBOR USD + 0.260%), 11/25/2046 (1)	1,767,198	1,770,311
Fannie Mae-Aces
1.74% (1 Month LIBOR USD + 0.500%), 08/25/2019 (1)	304,673	304,821
4.33%, 03/25/2020 (3)	650,545	670,610
3.66%, 11/25/2020	544,582	558,063
3.73%, 06/25/2021	5,158,000	5,361,916
3.76%, 06/25/2021	969,033	1,004,322
2.92%, 08/25/2021	706,000	716,823
2.61%, 10/25/2021 (3)	3,000,000	3,020,264
2.17% (1 Month LIBOR USD + 0.930%), 11/25/2022 (1)	1,964,639	1,965,033

2.28%, 12/27/2022	1,357,000	1,343,913
2.39%, 01/25/2023 (3)	1,174,552	1,168,343
3.51%, 12/25/2023 (3)	8,394,000	8,785,185
3.47%, 01/25/2024 (3)	16,000,000	16,755,886
3.10%, 07/25/2024 (3)	1,066,000	1,095,458
3.02%, 08/25/2024 (3)	1,273,000	1,302,199
2.53%, 09/25/2024	1,390,000	1,374,912
2.72%, 10/25/2024	13,450,000	13,441,018
2.59%, 12/25/2024	1,640,000	1,631,169
3.05%, 12/25/2024 (3)	2,830,534	2,894,952
2.83%, 01/25/2025 (3)	3,500,000	3,506,700
2.90%, 01/25/2025 (3)	2,000,000	2,011,496
2.94%, 11/25/2025 (3)	8,800,000	8,912,448
2.38%, 09/25/2026	5,500,000	5,289,280
2.42%, 10/25/2026 (3)	5,335,000	5,155,687
2.49%, 12/25/2026 (3)	8,000,000	7,769,142
2.60%, 12/25/2026 (3)	43,307,000	42,418,838
2.96%, 02/25/2027 (3)	3,535,000	3,553,156
3.09%, 04/25/2027 (3)	23,211,000	23,498,775
3.06%, 05/25/2027 (3)	29,130,000	29,458,330
3.08%, 06/25/2027 (3)	5,513,000	5,602,702
3.30%, 04/25/2029	4,540,000	4,605,202
2.98%, 08/25/2029	2,200,000	2,174,854
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (2)	261,738	261,766
FHLMC PC
0.00%, 10/01/2042	14,458,769	14,924,639
FHLMC-GNMA
7.00%, 03/25/2023	12,145	12,920
6.25%, 11/25/2023	8,410	8,982
7.50%, 04/25/2024	60,035	65,669
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	6,829	6,851
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	123,542	105,694
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	26,396	25,690
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	47,868	41,897
First Horizon Alternative Mortgage Securities Trust 2007-FA4
4.10% (1 Month LIBOR USD + 5.650%), 08/25/2037 IO (1)	1,007,420	204,759
First Horizon Mortgage Pass-Through Trust 2004-AR7
3.45%, 02/25/2035 (3)	284,117	285,074
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.16%, 04/25/2035 (3)	153,096	155,991
Freddie Mac Gold Pool
5.50%, 01/01/2018	393	393
5.50%, 02/01/2018	541	541
5.50%, 04/01/2018	14,638	14,674
6.00%, 04/01/2018	291	292
4.00%, 06/01/2018	333	343
4.50%, 08/01/2018	616	625
4.50%, 10/01/2018	311	315
4.50%, 10/01/2018	5,702	5,783
5.50%, 01/01/2019	3,965	3,991
6.50%, 09/01/2019	840	845
5.50%, 12/01/2019	5,915	6,000
6.00%, 02/01/2020	747	751
5.50%, 04/01/2020	8,512	8,594
5.50%, 06/01/2020	1,000	1,005
6.00%, 06/01/2020	6,096	6,218
8.00%, 07/01/2020	5	5
6.00%, 08/01/2020	3,132	3,201
6.00%, 07/01/2021	12,361	12,587
6.00%, 07/01/2021	475	478
6.00%, 01/01/2022	515	516
6.00%, 03/01/2022	1,736	1,747
6.50%, 03/01/2022	3,331	3,444
6.00%, 12/01/2022	6,158	6,880
5.50%, 02/01/2024	13,859	14,461
4.00%, 07/01/2024	347,052	360,175
8.00%, 08/01/2024	730	815
8.00%, 11/01/2024	490	524
7.50%, 08/01/2025	1,283	1,409
4.00%, 10/01/2025	382,797	397,868
3.50%, 11/01/2025	401,554	415,192
3.50%, 12/01/2025	1,324,741	1,376,332
10.00%, 03/17/2026	11,124	11,100
7.00%, 04/01/2026	1,493	1,660
4.00%, 05/01/2026	1,412,826	1,474,705
3.50%, 08/01/2026	1,492,878	1,550,722
3.50%, 01/01/2027	261,034	271,179
6.50%, 01/01/2028	49,478	55,226
2.50%, 03/01/2028	11,245,067	11,303,277
2.50%, 04/01/2028	2,898,226	2,913,225
3.00%, 07/01/2028	2,366,644	2,412,616
8.50%, 07/01/2028	3,925	4,507
3.00%, 08/01/2028	1,262,828	1,288,891
3.00%, 09/01/2028	4,627,240	4,720,498
3.00%, 10/01/2028	2,020,771	2,063,689
7.00%, 12/01/2028	57,663	64,499
3.00%, 05/01/2029	1,787,512	1,825,432
6.50%, 06/01/2029	19,129	21,251
7.00%, 07/01/2029	1,019	1,102
6.50%, 08/01/2029	108,538	123,347
6.00%, 10/01/2029	16,823	18,864
2.50%, 03/01/2030	2,036,725	2,035,984
2.50%, 07/01/2030	4,966,833	4,965,283
10.00%, 10/01/2030	85,329	90,771
7.00%, 01/01/2031	52,214	58,304
3.00%, 04/01/2031	7,945,392	8,099,956
2.50%, 08/01/2031	2,488,763	2,487,020
2.00%, 01/01/2032	3,049,884	2,974,919
3.50%, 01/01/2032	715,307	741,707
7.50%, 01/01/2032	119,472	134,909
3.00%, 02/01/2032	12,636,280	12,892,644
3.50%, 03/01/2032	292,762	304,834
7.00%, 07/01/2032	4,871	5,297
7.00%, 08/01/2032	6,722	7,546
5.50%, 01/01/2033	116,801	129,431
3.50%, 02/01/2033	214,402	223,479
6.00%, 02/01/2033	66,813	72,253
3.50%, 05/01/2033	1,028,784	1,072,338
3.50%, 05/01/2033	287,957	300,137
5.50%, 10/01/2033	47,638	53,920
6.00%, 12/01/2033	14,068	15,718

3.50%, 01/01/2034	10,879,991	11,333,511
5.00%, 01/01/2034	38,152	41,398
6.00%, 01/01/2034	38,317	44,032
6.00%, 01/01/2034	30,570	33,361
5.00%, 06/01/2034	110,278	118,706
5.00%, 09/01/2034	109,517	119,582
6.50%, 11/01/2034	13,604	15,853
6.50%, 01/01/2035	123,684	137,550
5.00%, 03/01/2035	45,222	48,905
5.50%, 07/01/2035	105,571	117,106
5.00%, 08/01/2035	1,746,883	1,903,341
4.50%, 11/01/2035	14,178	15,116
6.50%, 12/01/2035	79,596	90,376
6.50%, 12/01/2035	45,454	48,931
5.50%, 01/01/2036	25,905	28,768
5.00%, 03/01/2036	3,638,983	3,947,196
5.00%, 07/01/2036	3,293	3,568
5.00%, 11/01/2036	100,368	108,816
6.00%, 11/01/2036	9,530	10,387
6.50%, 11/01/2036	174,862	197,466
6.50%, 11/01/2036	334,615	370,210
6.50%, 11/01/2036	29,737	33,612
5.50%, 12/01/2036	48,840	54,133
6.00%, 12/01/2036	23,058	26,004
6.00%, 12/01/2036	10,510	11,797
6.50%, 12/01/2036	339,989	390,088
6.50%, 12/01/2036	137,903	156,146
7.50%, 12/01/2036	413,333	461,427
3.00%, 01/01/2037	3,636,942	3,694,750
6.50%, 01/01/2037	6,523	6,705
6.50%, 01/01/2037	22,375	24,725
6.50%, 02/01/2037	26,653	28,028
7.00%, 02/01/2037	10,038	11,397
5.00%, 03/01/2037	254,984	277,403
5.00%, 06/01/2037	321,232	349,744
6.50%, 06/01/2037	20,080	21,881
5.00%, 08/01/2037	303,190	330,166
6.50%, 11/01/2037	89,226	102,719
7.50%, 01/01/2038	80,463	92,919
7.50%, 01/01/2038	48,476	55,091
5.00%, 02/01/2038	336,391	365,988
5.00%, 03/01/2038	316,918	344,211
5.00%, 03/01/2038	84,144	91,607
5.00%, 03/01/2038	371,842	404,718
5.00%, 03/01/2038	327,416	356,617
6.50%, 03/01/2038	74,269	83,801
5.00%, 04/01/2038	240,213	259,563
5.50%, 05/01/2038	80,260	88,561
5.50%, 08/01/2038	103,557	114,524
5.00%, 09/01/2038	1,248	1,359
5.00%, 09/01/2038	255,527	278,194
7.50%, 09/01/2038	42,889	49,906
5.00%, 11/01/2038	103,114	111,680
5.00%, 11/01/2038	1,856	2,021
5.00%, 12/01/2038	301,181	327,890
5.00%, 12/01/2038	1,038	1,125
5.50%, 01/01/2039	3,834,462	4,260,097
5.00%, 02/01/2039	620,631	675,662
5.00%, 05/01/2039	10,048	11,032
4.50%, 07/01/2039	271,169	289,394
4.50%, 10/01/2039	2,239,922	2,390,389
5.00%, 10/01/2039	686,697	747,669
4.50%, 11/01/2039	3,563,212	3,802,523
4.50%, 11/01/2039	2,578,802	2,752,643
5.00%, 01/01/2040	155,395	169,285
5.00%, 03/01/2040	3,490,597	3,803,458
5.00%, 03/01/2040	267,764	290,380
5.50%, 03/01/2040	32,860	36,059
4.50%, 05/01/2040	1,211,695	1,293,127
5.50%, 05/01/2040	2,580,603	2,851,580
4.50%, 08/01/2040	581,262	620,374
5.00%, 08/01/2040	1,699,498	1,849,746
5.00%, 08/01/2040	438,519	477,825
5.50%, 08/01/2040	1,078,331	1,191,866
4.00%, 09/01/2040	949,617	997,288
4.50%, 09/01/2040	447,533	477,637
4.50%, 09/01/2040	1,800,193	1,921,453
4.00%, 11/01/2040	50,827	53,374
4.00%, 11/01/2040	2,968,011	3,117,320
4.00%, 12/01/2040	537,856	568,122
4.00%, 12/01/2040	1,805,792	1,896,594
4.00%, 12/01/2040	1,433,987	1,514,674
4.00%, 12/01/2040	1,755,947	1,844,283
4.00%, 12/01/2040	1,229,956	1,299,167
4.00%, 01/01/2041	1,086,361	1,141,017
4.00%, 01/15/2041 (5)	48,730,000	50,976,453
4.50%, 03/01/2041	343,852	367,695
5.00%, 04/01/2041	1,433,946	1,548,393
4.50%, 05/01/2041	2,572,067	2,745,025
5.00%, 06/01/2041	411,384	446,660
4.50%, 08/01/2041	946,379	1,009,989
4.00%, 10/01/2041	5,926,249	6,224,370
4.00%, 11/01/2041	15,876	16,674
4.00%, 01/01/2042	284,207	298,504
3.50%, 01/15/2042 (5)	64,815,000	66,590,931
3.50%, 05/01/2042	1,227,293	1,267,117
4.00%, 05/01/2042	19,786	20,781
3.50%, 06/01/2042	579,856	598,671
3.50%, 06/01/2042	3,653,351	3,765,715
4.00%, 06/01/2042	2,985,791	3,150,728
3.50%, 07/01/2042	13,397,730	13,832,460
3.00%, 08/01/2042	2,398,313	2,412,828
3.50%, 08/01/2042	1,150,870	1,188,180
3.50%, 09/01/2042	4,468,786	4,613,799
3.50%, 09/01/2042	7,906,685	8,163,020
3.00%, 10/01/2042	5,996,539	6,034,089
3.50%, 10/01/2042	3,456,423	3,568,548
4.00%, 10/01/2042	113,442	117,000
3.00%, 11/01/2042	589,324	593,045
3.00%, 11/01/2042	7,720,787	7,767,538
3.50%, 11/01/2042	145,680	150,185
3.50%, 11/01/2042	3,908,891	4,034,582
3.50%, 11/01/2042	1,426,797	1,473,095
3.50%, 01/01/2043	10,076,248	10,403,078
4.00%, 01/01/2043	323,002	340,733
3.00%, 01/15/2043 (5)	6,575,000	6,578,945

3.00%, 02/01/2043	508,341	511,629
3.00%, 03/01/2043	6,558,584	6,601,009
3.00%, 03/01/2043	3,246,295	3,267,461
3.50%, 03/01/2043	1,017,291	1,050,287
3.00%, 04/01/2043	14,939,573	15,035,347
3.00%, 04/01/2043	117,423	118,148
3.50%, 05/01/2043	374,621	386,213
3.00%, 06/01/2043	46,890	47,085
3.00%, 06/01/2043	18,365,543	18,479,609
3.50%, 06/01/2043	2,134,249	2,203,474
3.50%, 06/01/2043	1,255,223	1,293,951
4.00%, 06/01/2043	22,557	23,863
3.00%, 07/01/2043	34,520	34,719
3.00%, 07/01/2043	458,348	461,006
3.00%, 08/01/2043	663,130	666,148
3.00%, 08/01/2043	8,740,672	8,784,133
4.50%, 08/01/2043	3,355,723	3,619,667
3.00%, 09/01/2043	578,865	580,548
4.00%, 09/01/2043	234,312	247,024
4.00%, 09/01/2043	9,486,471	9,962,726
3.50%, 10/01/2043	265,303	273,908
3.00%, 11/01/2043	68,816	69,101
4.00%, 11/01/2043	115,907	122,138
4.00%, 11/01/2043	251,864	263,918
4.00%, 12/01/2043	1,066,449	1,124,321
4.00%, 12/01/2043	303,049	317,287
4.00%, 12/01/2043	2,352,636	2,464,702
4.00%, 01/01/2044	185,444	195,393
4.00%, 01/01/2044	712,190	746,101
4.00%, 03/01/2044	3,971,999	4,157,999
4.50%, 03/01/2044	935,326	995,240
3.50%, 05/01/2044	19,292,230	19,944,551
4.50%, 05/01/2044	1,404,676	1,495,235
4.50%, 07/01/2044	48,955	52,069
4.50%, 07/01/2044	433,060	460,885
4.50%, 09/01/2044	2,692,271	2,865,768
4.00%, 10/01/2044	10,815,472	11,416,408
4.00%, 01/01/2045	672,711	703,793
3.50%, 03/01/2045	4,485,306	4,615,151
3.00%, 05/01/2045	1,570,980	1,578,037
3.00%, 05/01/2045	2,802,663	2,814,059
3.00%, 06/01/2045	779,005	780,304
3.00%, 10/01/2045	6,288,529	6,330,175
4.00%, 10/01/2045	997,792	1,043,880
4.00%, 10/01/2045	12,720,740	13,307,846
3.50%, 12/01/2045	5,214,640	5,365,452
3.50%, 01/01/2046	12,594,319	12,996,403
4.00%, 01/01/2046	4,378,700	4,641,642
3.50%, 02/01/2046	10,328,691	10,627,729
3.50%, 03/01/2046	12,045,499	12,453,314
4.00%, 05/01/2046	490,421	513,099
4.00%, 06/01/2046	14,635,071	15,344,617
3.50%, 07/01/2046	5,514,277	5,673,939
4.00%, 08/01/2046	3,214,271	3,363,007
3.00%, 09/01/2046	1,750,981	1,754,718
3.00%, 09/01/2046	1,934,210	1,938,338
4.50%, 09/01/2046	6,500,712	6,911,159
3.00%, 10/01/2046	3,345,930	3,352,553
3.00%, 10/01/2046	2,088,020	2,092,477
4.50%, 10/01/2046	5,179,239	5,506,610
3.00%, 11/01/2046	14,941,882	14,969,143
3.00%, 12/01/2046	13,368,236	13,396,766
3.00%, 12/01/2046	3,815,355	3,822,119
3.00%, 12/01/2046	2,588,212	2,594,040
3.00%, 01/01/2047	20,149,141	20,183,821
3.00%, 01/01/2047	9,955,869	9,976,617
3.00%, 02/01/2047	12,404,320	12,428,248
3.00%, 05/01/2047	20,148,101	20,202,837
4.50%, 07/01/2047	9,006,996	9,731,578
3.50%, 10/01/2047	28,712,996	29,544,426
3.50%, 11/01/2047	5,991,250	6,164,739
4.00%, 11/01/2047	10,292,335	10,780,735
Freddie Mac Multifamily Structured Pass Through Certificates
2.31%, 03/25/2020	6,850,000	6,853,479
1.53%, 06/25/2020 IO (3)	50,263,037	1,549,911
2.57%, 09/25/2020 (3)	12,325,000	12,405,774
2.60%, 09/25/2020	614,312	617,062
3.13%, 06/25/2021	12,700,000	13,004,531
1.43%, 05/25/2022 IO (3)	53,445,967	2,739,849
2.36%, 08/25/2022	3,968,000	3,958,936
2.86%, 08/25/2022	6,965,000	7,067,626
3.07%, 08/25/2022	2,438,000	2,487,957
1.94% (1 Month LIBOR USD + 0.700%), 09/25/2022 (1)	2,903,178	2,884,154
2.84%, 09/25/2022	2,665,000	2,703,026
0.87%, 10/25/2022 IO (3)	22,538,658	773,254
2.31%, 12/25/2022	6,000,000	5,962,591
2.52%, 01/25/2023	2,000,000	2,004,363
2.62%, 01/25/2023	8,500,000	8,523,374
3.11%, 02/25/2023	13,450,000	13,853,375
3.32%, 02/25/2023 (3)	5,550,000	5,769,788
3.49%, 01/25/2024	18,300,000	19,209,096
3.10%, 02/25/2024	11,250,000	11,487,736
3.39%, 03/25/2024	4,286,000	4,478,228
3.04%, 07/25/2024	10,000,000	10,154,315
3.06%, 08/25/2024 (3)	5,677,000	5,814,041
2.81%, 09/25/2024	6,287,000	6,337,248
2.77%, 05/25/2025	4,250,000	4,235,439
3.16%, 05/25/2025 (3)	5,600,000	5,716,989
3.33%, 08/25/2025 (3)	10,000,000	10,397,664
1.37%, 03/25/2026 (3)	27,852,317	2,569,195
3.17%, 09/25/2026 (3)	7,915,000	8,051,392
3.36%, 12/25/2026	27,000,000	27,872,267
3.51%, 01/25/2027 (3)	6,000,000	6,249,424
3.24%, 04/25/2027	3,316,000	3,415,503
3.33%, 05/25/2027	1,779,000	1,825,499
3.12%, 06/25/2027	4,263,000	4,347,589
3.24%, 08/25/2027	2,134,000	2,196,906
3.19%, 09/25/2027 (3)	38,688,000	39,645,439
3.25%, 09/25/2027	4,900,000	4,996,537
3.30%, 11/25/2027 (3)	4,238,000	4,380,800
3.36%, 12/25/2027 (3)	3,332,000	3,433,100
3.08%, 01/25/2031	4,126,000	4,133,575
2.91%, 07/25/2049	15,422,000	15,680,817
3.36%, 11/25/2050	18,922,000	19,517,392

Freddie Mac Non Gold Pool
3.20% (1 Year CMT Rate + 2.180%), 07/01/2019 (1)	227	228
3.13% (1 Year CMT Rate + 2.130%), 07/01/2026 (1)	4,068	4,077
3.11% (1 Year CMT Rate + 2.110%), 01/01/2027 (1)	7,281	7,570
3.22% (1 Year CMT Rate + 2.190%), 04/01/2030 (1)	3,599	3,773
3.61% (1 Year CMT Rate + 2.370%), 09/01/2032 (1)	5,369	5,648
3.08% (1 Year CMT Rate + 2.240%), 05/01/2033 (1)	196,067	207,083
3.48% (1 Year CMT Rate + 2.230%), 12/01/2033 (1)	28,791	30,258
3.50% (12 Month LIBOR USD + 1.750%), 04/01/2034 (1)	39,511	41,458
3.44% (1 Year CMT Rate + 2.370%), 09/01/2034 (1)	144,107	152,290
2.94% (1 Year CMT Rate + 2.250%), 01/01/2035 (1)	170,210	179,637
2.94% (1 Year CMT Rate + 2.250%), 01/01/2035 (1)	69,873	74,067
3.42% (12 Month LIBOR USD + 1.670%), 08/01/2035 (1)	14,178	14,876
3.57% (6 Month LIBOR USD + 2.130%), 12/01/2035 (1)	53,975	57,212
3.39% (1 Year CMT Rate + 2.250%), 02/01/2036 (1)	114,428	120,404
3.43% (12 Month LIBOR USD + 1.720%), 02/01/2036 (1)	25,725	27,021
3.78% (12 Month LIBOR USD + 2.040%), 03/01/2036 (1)	102,859	108,660
4.20% (12 Month LIBOR USD + 2.470%), 03/01/2036 (1)	84,350	90,249
3.00% (1 Year CMT Rate + 2.250%), 05/01/2036 (1)	71,352	75,017
3.13% (1 Year CMT Rate + 2.250%), 05/01/2036 (1)	114,016	120,097
4.06% (12 Month LIBOR USD + 2.300%), 05/01/2036 (1)	24,728	26,491
3.69% (12 Month LIBOR USD + 1.940%), 06/01/2036 (1)	345,859	366,024
3.76% (12 Month LIBOR USD + 1.990%), 06/01/2036 (1)	93,879	99,183
3.18% (6 Month LIBOR USD + 1.780%), 07/01/2036 (1)	58,654	61,354
3.22% (1 Year CMT Rate + 2.250%), 07/01/2036 (1)	56,855	60,170
3.25% (1 Year CMT Rate + 2.250%), 07/01/2036 (1)	41,954	44,287
3.00% (6 Month LIBOR USD + 1.630%), 08/01/2036 (1)	11,612	11,988
3.12% (6 Month LIBOR USD + 1.670%), 08/01/2036 (1)	70,980	73,869
3.18% (6 Month LIBOR USD + 1.700%), 08/01/2036 (1)	267,914	278,767
3.53% (12 Month LIBOR USD + 1.770%), 09/01/2036 (1)	123,195	129,340
3.61% (12 Month LIBOR USD + 1.880%), 09/01/2036 (1)	149,460	157,766
3.19% (6 Month LIBOR USD + 1.700%), 10/01/2036 (1)	112,554	116,686
3.28% (6 Month LIBOR USD + 1.790%), 10/01/2036 (1)	120,414	125,942
3.28% (6 Month LIBOR USD + 1.790%), 10/01/2036 (1)	65,045	67,925
3.35% (12 Month LIBOR USD + 1.600%), 10/01/2036 (1)	62,222	65,946
3.54% (6 Month LIBOR USD + 2.040%), 10/01/2036 (1)	17,195	17,770
3.61% (1 Year CMT Rate + 2.360%), 10/01/2036 (1)	102,799	108,068
3.95% (12 Month LIBOR USD + 2.200%), 10/01/2036 (1)	43,951	46,481
3.24% (1 Year CMT Rate + 2.240%), 11/01/2036 (1)	60,247	63,695
3.38% (12 Month LIBOR USD + 1.670%), 11/01/2036 (1)	22,964	23,978
3.39% (12 Month LIBOR USD + 1.640%), 11/01/2036 (1)	110,461	115,285
3.42% (1 Year CMT Rate + 2.250%), 11/01/2036 (1)	227,030	239,082
3.52% (12 Month LIBOR USD + 1.770%), 11/01/2036 (1)	70,079	73,518
3.34% (12 Month LIBOR USD + 1.590%), 12/01/2036 (1)	332,142	345,994
3.40% (12 Month LIBOR USD + 1.690%), 12/01/2036 (1)	7,399	7,762
3.42% (12 Month LIBOR USD + 1.670%), 12/01/2036 (1)	298,981	312,185
3.61% (12 Month LIBOR USD + 1.990%), 12/01/2036 (1)	137,768	145,967
3.88% (12 Month LIBOR USD + 2.130%), 12/01/2036 (1)	4,148	4,444
3.17% (6 Month LIBOR USD + 1.670%), 01/01/2037 (1)	15,994	16,668
3.54% (12 Month LIBOR USD + 1.910%), 01/01/2037 (1)	72,122	76,247
3.36% (12 Month LIBOR USD + 1.700%), 02/01/2037 (1)	15,284	16,026
3.51% (12 Month LIBOR USD + 1.880%), 02/01/2037 (1)	11,294	11,910
3.52% (6 Month LIBOR USD + 2.110%), 02/01/2037 (1)	153,661	162,870
3.68% (12 Month LIBOR USD + 1.980%), 02/01/2037 (1)	88,854	94,131
3.96% (12 Month LIBOR USD + 2.240%), 02/01/2037 (1)	24,387	26,085
3.34% (6 Month LIBOR USD + 1.910%), 03/01/2037 (1)	250,295	263,185
3.84% (12 Month LIBOR USD + 2.180%), 03/01/2037 (1)	41,510	43,652
4.06% (12 Month LIBOR USD + 2.360%), 03/01/2037 (1)	26,581	28,236
3.05% (6 Month LIBOR USD + 1.550%), 04/01/2037 (1)	10,970	11,513
3.54% (12 Month LIBOR USD + 1.910%), 04/01/2037 (1)	2,623	2,701
3.75% (12 Month LIBOR USD + 2.000%), 04/01/2037 (1)	78,039	82,257
3.03% (6 Month LIBOR USD + 1.520%), 05/01/2037 (1)	94,951	98,161
3.51% (6 Month LIBOR USD + 2.010%), 05/01/2037 (1)	36,113	37,989
3.51% (6 Month LIBOR USD + 2.010%), 05/01/2037 (1)	103,412	109,060
3.62% (6 Month LIBOR USD + 2.120%), 05/01/2037 (1)	21,975	23,109
3.77% (12 Month LIBOR USD + 2.040%), 05/01/2037 (1)	178,900	189,917
3.94% (12 Month LIBOR USD + 2.180%), 05/01/2037 (1)	110,069	116,523
3.42% (12 Month LIBOR USD + 1.700%), 06/01/2037 (1)	54,918	57,644
3.66% (12 Month LIBOR USD + 1.870%), 07/01/2037 (1)	29,119	30,569
3.50% (12 Month LIBOR USD + 1.750%), 11/01/2037 (1)	23,666	24,820
3.79% (12 Month LIBOR USD + 2.070%), 04/01/2038 (1)	101,997	107,852
3.60% (12 Month LIBOR USD + 1.880%), 05/01/2038 (1)	61,177	64,127
3.59% (12 Month LIBOR USD + 1.840%), 07/01/2040 (1)	85,596	89,693
Freddie Mac Reference REMIC
6.00%, 04/15/2036	430,950	478,098
6.00%, 05/15/2036	596,629	662,877
Freddie Mac REMICS
4.50%, 05/15/2018	1,588	1,592
6.50%, 05/15/2018	184	184
4.50%, 06/15/2018	14,990	15,036
4.62% (1 Month LIBOR USD + 6.100%), 06/15/2018 IO (1)	2,050	17
4.50%, 07/15/2018	15,578	15,619
0.00%, 03/15/2019 PO	13,818	13,640
6.50%, 03/15/2019 IO	489	13
0.00%, 02/15/2020 PO	102,329	100,448
5.00%, 02/15/2020 IO	17,001	606
5.00%, 02/15/2020 IO	30,488	1,168
6.50%, 03/15/2020	2,309	2,368
9.64% (1 Month LIBOR USD + 12.290%), 03/15/2020 (1)	2,586	2,615
9.50%, 04/15/2020	19	19
9.60%, 04/15/2020	199	203
10.00%, 06/15/2020	27	28
7.80%, 09/15/2020	19	20
9.00%, 10/15/2020	248	262
6.95%, 01/15/2021	1,051	1,080
8.60%, 01/15/2021	4	4
9.50%, 01/15/2021	236	248
9.00%, 04/15/2021	271	294
2.43% (1 Month LIBOR USD + 0.950%), 05/15/2021 (1)	150	152
5.00%, 05/15/2021	524	530
6.75%, 05/15/2021	338	345
7.00%, 05/15/2021	3,068	3,207
28.98% (1 Month LIBOR USD + 34.000%), 05/15/2021 (1)	79	100
38.58% (1 Month LIBOR USD + 45.230%), 05/15/2021 (1)	105	114
6.00%, 07/15/2021 (3)	696	718
5.50%, 08/15/2021	315	322
7.00%, 09/15/2021	1,585	1,642
8.50%, 09/15/2021	1,825	1,975
6.83%, 11/15/2021 (3)	68,922	70,643
1181.25%, 11/15/2021 IO (3)	1	2
0.00%, 12/15/2021 PO	27,149	26,959
1016.90% (1 Month LIBOR USD + 1,199.990%), 01/15/2022 IO (1)	5	35
5.00%, 03/15/2022	255,585	261,034
7.00%, 03/15/2022	788	830
6.00%, 05/15/2022	534	557
7.00%, 05/15/2022	986	1,000
7.50%, 08/15/2022	1,495	1,627
8.00%, 08/15/2022	3,749	4,069

2.63% (1 Month LIBOR USD + 1.150%), 09/15/2022 (1)	2,431	2,472
5.50%, 10/15/2022	65,841	69,260
3.94% (1 Month LIBOR USD + 4.680%), 12/15/2022 (1)	2,330	2,405
5.50%, 12/15/2022	21,270	22,373
1.74% (11th District Cost of Funds Index + 1.000%), 02/15/2023 (1)	352	358
7.50%, 02/15/2023	23,654	25,688
5.50%, 03/15/2023	146,000	157,079
2.63% (1 Month LIBOR USD + 1.150%), 04/15/2023 (1)	13,144	13,418
5.50%, 04/15/2023	147,000	159,418
7.00%, 04/15/2023	20,123	21,692
7.50%, 04/15/2023	4,034	4,387
5.00%, 05/15/2023	20,148	20,965
7.00%, 05/15/2023	2,104	2,274
7.56% (3 Month CMT Rate + 8.900%), 05/15/2023 (1)	8,922	9,766
0.00%, 06/15/2023 PO	311	310
0.00%, 06/15/2023 PO	227	226
5.07% (1 Month LIBOR USD + 6.550%), 06/15/2023 IO (1)	2,095	14
5.60%, 06/15/2023	40,846	43,043
1.66% (10 Year CMT Rate + -0.700%), 07/15/2023 (1)	8,387	8,361
7.12% (1 Month LIBOR USD + 8.600%), 07/15/2023 (1)	11,568	12,229
24.58% (11th District Cost of Funds Index + 27.470%), 07/15/2023 (1)	1,762	2,361
2.24% (11th District Cost of Funds Index + 1.500%), 08/15/2023 (1)	471	484
6.50%, 09/15/2023	55,959	61,974
7.00%, 09/15/2023	16,396	17,750
28.13% (1 Month LIBOR USD + 34.500%), 09/15/2023 (1)	6,863	10,096
0.00%, 10/15/2023 PO	12,616	12,478
6.25%, 10/15/2023	9,365	10,018
17.95% (1 Month LIBOR USD + 22.750%), 10/15/2023 (1)	5,255	6,916
5.00%, 11/15/2023	261,255	273,512
5.50%, 11/15/2023	66,107	69,870
6.00%, 11/15/2023	22,969	24,419
5.00%, 12/15/2023	26,732	28,145
6.50%, 12/15/2023	12,749	13,683
6.50%, 12/15/2023	23,264	24,924
7.00%, 01/15/2024	7,894	8,525
0.00%, 02/15/2024 PO	5,959	5,399
0.00%, 02/15/2024 PO	8,248	7,953
7.00%, 02/15/2024	1,655	1,912
10.00% (11th District Cost of Funds Index + 44.150%), 02/15/2024 (1)	2,165	2,801
15.91% (1 Month LIBOR USD + 19.240%), 02/15/2024 (1)	938	1,189
1.50% (10 Year CMT Rate + -0.850%), 03/15/2024 (1)	699	694
2.08% (1 Month LIBOR USD + 0.600%), 03/15/2024 (1)	1,464	1,482
7.00%, 03/15/2024	39,700	42,982
7.00%, 03/15/2024	7,440	8,053
28.12% (11th District Cost of Funds Index + 31.430%), 03/15/2024 IO (1)	4,876	1,612
7.50%, 04/15/2024	26,708	29,042
0.00%, 05/15/2024 PO	5,798	5,464
8.25% (10 Year CMT Rate + 10.600%), 05/15/2024 IO (1)	13,882	2,358
6.00%, 06/15/2024	24,476	27,468
7.50%, 08/15/2024	6,256	6,947
4.00%, 12/15/2024	206,000	216,169
5.00%, 12/15/2024	74,050	78,565
25.70% (1 Month LIBOR USD + 33.830%), 04/15/2025 (1)	22,368	28,927
4.50%, 06/15/2025	722,000	772,591
13.18% (1 Month LIBOR USD + 16.880%), 08/15/2025 (1)	10,957	12,898
21.53% (1 Month LIBOR USD + 28.030%), 10/15/2025 (1)	25,570	34,104
3.50%, 01/15/2026	2,000,000	2,084,903
5.00%, 03/15/2026	259,344	268,174
6.50%, 03/15/2026	3,479	3,733
6.50%, 07/15/2026	25,931	28,718
7.50%, 09/15/2026	3,816	4,275
8.00%, 09/15/2026	11,598	13,288
6.50%, 01/15/2027	18,423	20,404
7.50%, 01/15/2027	25,569	28,873
7.50%, 01/15/2027	9,028	10,241
2.18% (1 Month LIBOR USD + 0.700%), 02/15/2027 (1)	716	728
6.00%, 05/15/2027	22,339	24,048
7.25%, 07/15/2027	1,022	1,149
7.50%, 09/15/2027	9,521	10,897
6.50%, 12/15/2027	13,261	14,585
7.00%, 03/15/2028 IO	15,505	2,936
7.50%, 03/15/2028	48,206	54,911
7.50%, 05/15/2028	15,976	18,123
6.50%, 06/15/2028	24,178	26,882
7.00%, 06/15/2028	2,973	3,329
6.00%, 07/15/2028	10,453	11,328
6.25%, 08/15/2028	51,735	55,989
6.50%, 08/15/2028	48,327	53,635
6.00%, 09/15/2028	8,522	9,315
7.00%, 10/15/2028 IO	18,858	2,201
6.00%, 11/15/2028	41,369	45,323
6.00%, 12/15/2028	82,182	89,939
2.08% (1 Month LIBOR USD + 0.600%), 01/15/2029 (1)	19,373	19,675
6.00%, 01/15/2029	110,778	125,028
6.00%, 02/15/2029	24,006	26,315
6.25%, 02/15/2029	126,074	138,083
24.65% (1 Month LIBOR USD + 30.550%), 03/15/2029 (1)	3,241	5,053
7.00%, 04/15/2029 IO	1,749	202
7.00%, 06/15/2029	95,671	107,477
7.50%, 06/15/2029 IO	8,072	986
7.00%, 07/15/2029	48,396	54,902
7.00%, 08/15/2029	27,842	31,567
4.00%, 11/15/2029 IO	193,470	13,777
7.50%, 11/15/2029	129	147
8.00%, 11/15/2029	23,132	26,280
7.00%, 01/15/2030	45,379	51,711
8.00%, 01/15/2030	13,716	16,044
8.00%, 01/15/2030	47,383	55,607
8.00%, 03/15/2030	9,348	10,818
5.00%, 04/15/2030	702,000	782,109
8.00%, 04/15/2030	14,275	16,752
7.50%, 05/15/2030	9,868	11,463
7.50%, 08/15/2030	10,530	11,930
7.25%, 09/15/2030	28,625	33,058
7.00%, 10/15/2030	31,785	36,228
7.50%, 10/15/2030	131	134
7.50%, 10/15/2030	2,858	3,308
4.00%, 12/15/2030	3,733,193	3,943,103
7.25%, 12/15/2030	36,784	41,995
7.00%, 03/15/2031	18,564	21,030
6.50%, 05/15/2031	9,096	10,315
7.00%, 06/15/2031	16,425	18,758
8.50%, 06/15/2031	39,144	44,911
6.00%, 07/15/2031	10,566	11,754
7.00%, 07/15/2031	38,268	43,563
6.50%, 08/15/2031	235,191	271,421

6.50%, 08/15/2031	18,302	20,454
6.50%, 08/15/2031	22,409	24,631
6.50%, 08/15/2031	20,218	22,646
6.50%, 10/15/2031	20,607	22,787
6.50%, 01/15/2032	35,210	39,547
6.50%, 01/15/2032	24,741	27,774
2.38% (1 Month LIBOR USD + 0.900%), 02/15/2032 (1)	110,382	112,694
6.38%, 02/15/2032	25,999	28,165
6.50%, 02/15/2032	41,247	46,418
6.50%, 02/15/2032	43,231	48,625
6.52% (1 Month LIBOR USD + 8.000%), 02/15/2032 IO (1)	90,817	19,227
7.17% (1 Month LIBOR USD + 8.650%), 02/15/2032 IO (1)	19,658	4,718
13.15% (1 Month LIBOR USD + 16.100%), 02/15/2032 (1)	51,675	64,468
15.66% (1 Month LIBOR USD + 19.500%), 02/15/2032 (1)	46,813	67,824
6.47% (1 Month LIBOR USD + 7.950%), 03/15/2032 IO (1)	37,972	8,133
6.50%, 03/15/2032	55,400	61,399
6.50%, 03/15/2032	59,172	66,473
6.52% (1 Month LIBOR USD + 8.000%), 03/15/2032 IO (1)	24,771	4,891
7.00%, 03/15/2032	37,571	42,695
7.00%, 03/15/2032	45,494	51,934
6.50%, 04/15/2032	14,407	16,196
6.50%, 04/15/2032	131,204	146,192
6.50%, 04/15/2032	90,874	102,059
7.00%, 04/15/2032	81,976	92,846
7.00%, 04/15/2032	27,326	30,575
6.50%, 05/15/2032	42,672	46,062
7.00%, 05/15/2032	36,654	42,186
6.50%, 06/15/2032	27,024	30,126
6.50%, 06/15/2032	39,437	43,332
6.50%, 06/15/2032	53,420	60,018
6.50%, 07/15/2032	40,867	45,305
6.50%, 07/15/2032	61,754	69,189
0.00%, 09/15/2032 PO	1,410,077	1,260,367
6.00%, 09/15/2032	57,555	64,211
0.00%, 12/15/2032 PO	28,826	24,883
0.00%, 12/15/2032 PO	32	32
0.00%, 12/15/2032 PO	9,445	9,327
2.23% (1 Month LIBOR USD + 0.750%), 12/15/2032 (1)	59,171	60,308
6.00%, 12/15/2032	102,394	112,802
6.00%, 12/15/2032	52,689	58,950
15.06% (1 Month LIBOR USD + 18.600%), 12/15/2032 (1)	34,884	45,774
6.00%, 01/15/2033	76,487	85,792
6.00%, 02/15/2033	273,453	302,684
6.00%, 02/15/2033	55,355	62,177
6.00%, 03/15/2033	46,262	49,237
6.50%, 03/15/2033 IO	30,442	5,720
12.14% (1 Month LIBOR USD + 14.850%), 06/15/2033 (1)	101,619	127,869
5.00%, 07/15/2033	809,647	887,827
6.12% (1 Month LIBOR USD + 6.800%), 07/15/2033 (1)	462	525
10.33% (1 Month LIBOR USD + 13.290%), 07/15/2033 (1)	30,202	36,192
3.00%, 08/15/2033	495,000	491,605
12.05% (1 Month LIBOR USD + 14.760%), 09/15/2033 (1)	31,569	39,019
6.68% (1 Month LIBOR USD + 8.010%), 10/15/2033 (1)	856,288	918,000
13.25% (1 Month LIBOR USD + 16.500%), 11/15/2033 (1)	15,041	19,702
2.08% (1 Month LIBOR USD + 0.600%), 12/15/2033 (1)	241,900	243,319
5.00%, 01/15/2034	361,270	387,460
5.50%, 02/15/2034	10,928	11,352
6.00%, 05/15/2034	219,648	237,786
19.08% (1 Month LIBOR USD + 24.490%), 06/15/2034 (1)	79,992	98,615
0.00%, 07/15/2034 PO	152,714	133,365
3.70% (1 Month LIBOR USD + 0.000%), 07/15/2034 (1)	60,481	63,755
4.00%, 11/15/2034 IO	130,180	1,613
0.00%, 01/15/2035 PO	270	269
0.00%, 02/15/2035 PO	46,596	42,172
21.66% (1 Month LIBOR USD + 28.160%), 02/15/2035 (1)	58,133	78,084
0.00%, 04/15/2035 PO	75,908	69,484
6.00%, 04/15/2035	1,057,000	1,196,915
1.88% (1 Month LIBOR USD + 0.400%), 05/15/2035 (1)	81,494	81,722
1.78% (1 Month LIBOR USD + 0.300%), 06/15/2035 (1)	90,351	90,217
13.22% (1 Month LIBOR USD + 17.030%), 06/15/2035 (1)	3,445	4,148
0.00%, 08/15/2035 PO	8,235	7,533
2.28% (1 Month LIBOR USD + 0.800%), 08/15/2035 (1)	79,016	80,624
0.00%, 09/15/2035 PO	33,149	30,258
15.08% (1 Month LIBOR USD + 20.000%), 11/15/2035 (1)	44,982	60,802
6.00%, 01/15/2036	172,624	195,268
19.15% (1 Month LIBOR USD + 24.570%), 01/15/2036 (1)	13,297	18,892
0.00%, 02/15/2036 PO	147,377	136,562
0.00%, 02/15/2036 PO	38,571	33,657
0.00%, 02/15/2036 PO	48,562	43,922
0.00%, 02/15/2036 PO	33,402	29,047
0.00%, 03/15/2036 PO	9,537	8,505
0.00%, 03/15/2036 PO	87,672	78,834
0.00%, 03/15/2036 PO	81,537	75,352
6.00%, 03/15/2036	2,259	3,166
0.00%, 04/15/2036 PO	175,525	154,349
0.00%, 04/15/2036 PO	95,668	82,895
0.00%, 04/15/2036 PO	165,541	152,896
0.00%, 04/15/2036 PO	51,508	46,270
6.00%, 04/15/2036	935,185	1,038,793
6.00%, 04/15/2036 IO	95,867	19,568
6.00%, 04/15/2036	114,241	127,641
0.00%, 05/15/2036 PO	72,602	62,076
0.00%, 05/15/2036 PO	14,302	11,459
0.00%, 05/15/2036 PO	14,522	12,767
0.00%, 05/15/2036 PO	46,734	41,443
1.93% (1 Month LIBOR USD + 0.450%), 05/15/2036 (1)	685,656	688,534
1.98% (1 Month LIBOR USD + 0.500%), 05/15/2036 (1)	326,725	328,024
0.00%, 06/15/2036 PO	161,135	147,861
6.00%, 06/15/2036	30,908	34,418
15.60% (1 Month LIBOR USD + 19.660%), 06/15/2036 (1)	29,026	37,834
0.00%, 07/15/2036 PO	33,846	29,987
5.62% (1 Month LIBOR USD + 7.100%), 07/15/2036 IO (1)	10,788	1,019
6.50%, 07/15/2036	153,627	171,674
6.50%, 07/15/2036	104,671	115,680
0.00%, 08/15/2036 PO	49,043	42,822
5.17% (1 Month LIBOR USD + 6.650%), 08/15/2036 IO (1)	761,049	131,150
5.50%, 08/15/2036	224,164	244,128
5.50%, 08/15/2036	79,927	84,726
0.00%, 09/15/2036 PO	21,879	17,267
0.00%, 09/15/2036 PO	29,821	27,444
0.00%, 10/15/2036 PO	57,594	50,592
5.22% (1 Month LIBOR USD + 6.700%), 10/15/2036 IO (1)	72,716	10,638
7.50%, 11/15/2036	791,728	916,583
0.00%, 12/15/2036 PO	28,379	24,349
7.00%, 12/15/2036	1,960,836	2,254,330
7.50%, 12/15/2036	669,172	792,643

0.00%, 01/15/2037 PO	28,456	24,642
4.66% (1 Month LIBOR USD + 6.140%), 01/15/2037 IO (1)	52,205	8,640
0.00%, 02/15/2037 PO	78,833	71,339
0.00%, 02/15/2037 PO	9,586	8,615
1.92% (1 Month LIBOR USD + 0.440%), 02/15/2037 (1)	57,060	57,177
6.00%, 02/15/2037	86,649	91,774
0.00%, 03/15/2037 PO	15,456	14,589
4.97% (1 Month LIBOR USD + 6.450%), 03/15/2037 IO (1)	82,239	10,523
9.00% (1 Month LIBOR USD + 70.640%), 03/15/2037 (1)	27,216	32,472
0.00%, 04/15/2037 PO	37,402	34,156
6.00%, 04/15/2037	87,382	97,221
0.00%, 05/15/2037 PO	55,448	50,757
0.00%, 05/15/2037 PO	2,881	2,638
0.00%, 05/15/2037 PO	317,023	268,816
6.00%, 05/15/2037	116,003	118,218
0.00%, 06/15/2037 PO	7,423	6,927
0.00%, 06/15/2037 PO	31,282	28,191
0.00%, 07/15/2037 PO	418,381	364,819
1.64% (1 Month LIBOR USD + 0.400%), 07/15/2037 (1)	1,419,189	1,419,473
4.50%, 07/15/2037 IO	289,453	4,998
5.12% (1 Month LIBOR USD + 6.600%), 07/15/2037 IO (1)	64,854	8,292
4.00%, 08/15/2037 IO	369,685	13,751
0.00%, 09/15/2037 PO	43,584	40,114
2.08% (1 Month LIBOR USD + 0.600%), 09/15/2037 (1)	22,001	22,222
4.00%, 10/15/2037 IO	110,345	1,976
4.00%, 10/15/2037 IO	205,959	5,603
2.16% (1 Month LIBOR USD + 0.680%), 11/15/2037 (1)	854,785	866,062
4.94% (1 Month LIBOR USD + 6.420%), 11/15/2037 IO (1)	351,751	42,707
4.97% (1 Month LIBOR USD + 6.450%), 11/15/2037 IO (1)	223,783	28,161
4.52% (1 Month LIBOR USD + 6.000%), 01/15/2038 IO (1)	419,825	66,422
13.76% (1 Month LIBOR USD + 17.450%), 02/15/2038 (1)	16,728	20,057
5.50%, 03/15/2038	606,541	667,040
5.32% (1 Month LIBOR USD + 6.800%), 04/15/2038 IO (1)	169,587	25,438
5.50%, 05/15/2038	82,586	88,244
4.72% (1 Month LIBOR USD + 6.200%), 06/15/2038 IO (1)	191,029	31,119
6.00%, 06/15/2038	20,776	22,993
6.00%, 06/15/2038	500,662	546,335
4.37% (1 Month LIBOR USD + 5.850%), 08/15/2038 IO (1)	332,437	45,865
5.70%, 10/15/2038 (3)	137,574	152,193
5.50%, 01/15/2039	253,102	278,148
3.07%, 02/15/2039 (3)	117,769	121,281
4.52% (1 Month LIBOR USD + 6.000%), 02/15/2039 IO (1)	125,185	17,899
1.88% (1 Month LIBOR USD + 0.400%), 04/15/2039 (1)	555,558	557,403
1.93% (1 Month LIBOR USD + 0.450%), 05/15/2039 (1)	589,719	588,275
4.62% (1 Month LIBOR USD + 6.100%), 05/15/2039 IO (1)	60,856	4,106
4.82% (1 Month LIBOR USD + 6.300%), 05/15/2039 IO (1)	162,968	12,546
2.68% (1 Month LIBOR USD + 1.200%), 07/15/2039 (1)	61,623	63,086
4.50%, 07/15/2039	886,430	937,602
1.93% (1 Month LIBOR USD + 0.450%), 08/15/2039 (1)	171,551	171,987
3.50%, 08/15/2039	679,337	696,879
0.00%, 10/15/2039 PO	148,332	124,978
5.00%, 10/15/2039 IO	430,697	54,128
4.77% (1 Month LIBOR USD + 6.250%), 12/15/2039 IO (1)	156,728	25,762
0.00%, 01/15/2040 PO	146,987	129,605
1.88%, 01/15/2040 IO (3)	1,728,381	112,521
12.58% (1 Month LIBOR USD + 17.500%), 02/15/2040 (1)	457,826	577,258
1.98% (1 Month LIBOR USD + 0.500%), 10/15/2040 (1)	218,822	220,038
4.52% (1 Month LIBOR USD + 6.000%), 10/15/2040 IO (1)	518,991	67,523
4.52% (1 Month LIBOR USD + 6.000%), 10/15/2040 IO (1)	672,747	95,768
2.03% (1 Month LIBOR USD + 0.550%), 12/15/2040 (1)	1,960,008	1,974,552
5.00%, 12/15/2040	1,352,410	1,498,291
2.03% (1 Month LIBOR USD + 0.550%), 03/15/2041 (1)	1,388,357	1,392,629
5.00%, 05/15/2041	1,179,142	1,338,725
5.50% (1 Month LIBOR USD + 27.210%), 05/15/2041 (1)	359,548	373,207
5.50% (1 Month LIBOR USD + 27.500%), 05/15/2041 (1)	1,078,993	1,217,236
1.88% (1 Month LIBOR USD + 0.400%), 10/15/2041 (1)	967,202	971,434
4.00%, 11/15/2041	825,647	860,122
4.00%, 12/15/2041	450,405	475,310
1.98% (1 Month LIBOR USD + 0.500%), 03/15/2042 (1)	1,046,507	1,050,659
1.98% (1 Month LIBOR USD + 0.500%), 07/15/2042 (1)	483,988	485,683
1.93% (1 Month LIBOR USD + 0.450%), 08/15/2042 (1)	2,646,821	2,683,182
1.88% (1 Month LIBOR USD + 0.400%), 09/15/2042 (1)	947,050	943,025
3.00%, 06/15/2043	206,000	200,736
4.50%, 09/15/2043	1,000,000	1,122,603
3.75%, 02/15/2046 (3)	1,642,332	1,677,187
7.29%, 11/15/2046 (3)	965,984	1,113,748
3.50%, 06/15/2048	5,587,695	5,714,181
0.00%, 10/15/2049 PO	410,674	370,871
Freddie Mac Strips
4.50%, 11/15/2020 IO	26,705	624
4.50%, 12/15/2020 IO	19,819	549
9.00%, 04/01/2022 IO	95	11
0.00%, 04/01/2028 PO	82,233	74,387
5.00%, 09/15/2035 IO	144,965	30,974
5.00%, 09/15/2035 IO	269,979	53,676
5.00%, 09/15/2035 IO	173,837	36,469
6.22% (1 Month LIBOR USD + 7.700%), 08/15/2036 IO (1)	503,195	93,994
2.03% (1 Month LIBOR USD + 0.550%), 07/15/2042 (1)	3,085,802	3,118,213
3.50%, 07/15/2042	7,387,627	7,588,833
1.98% (1 Month LIBOR USD + 0.500%), 08/15/2042 (1)	1,965,085	1,982,898
2.03% (1 Month LIBOR USD + 0.550%), 08/15/2042 (1)	1,763,769	1,782,195
3.00%, 08/15/2042	2,434,168	2,402,786
3.00%, 01/15/2043	601,314	610,476
0.00%, 09/15/2043 PO	1,164,591	931,951
Freddie Mac Structured Pass-Through Certificates
5.65%, 07/25/2032 (3)	64,865	69,163
5.09%, 07/25/2033 (3)	203,330	219,724
4.08%, 10/25/2037 (3)	1,633,961	1,671,019
7.50%, 02/25/2042	276,157	317,440
7.50%, 08/25/2042 (3)	45,467	54,016
6.50%, 02/25/2043	275,890	320,415
7.00%, 02/25/2043	91,773	106,453
5.23%, 05/25/2043	645,971	717,701
0.00%, 07/25/2043 PO	26,029	21,807
7.50%, 07/25/2043	67,525	80,673
0.00%, 09/25/2043 PO	29,525	24,373
7.50%, 09/25/2043	359,722	422,946
0.00%, 10/25/2043 PO	34,034	27,357
7.00%, 10/25/2043	373,370	417,808
2.20% (12 Month US Treasury Average + 1.200%), 10/25/2044 (1)	685,213	695,187
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045 (2)(3)	2,000,000	1,969,496
FREMF 2013-K31 Mortgage Trust
3.63%, 07/25/2046 (2)(3)	2,000,000	1,966,558
FREMF 2013-K35 Mortgage Trust
3.94%, 08/25/2023 (2)(3)	2,951,000	2,994,384

FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047 (2)(3)	2,970,000	2,920,493
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047 (2)(3)	6,000,000	5,830,687
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048 (2)(3)	3,510,000	3,554,375
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048 (2)(3)	2,135,000	2,132,567
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048 (2)(3)	4,000,000	3,818,416
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048 (2)(3)	1,500,000	1,457,659
FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022 (2)(3)	4,000,000	3,841,654
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049 (2)(3)	2,450,000	2,422,973
FREMF 2016-K722 Mortgage Trust
3.84%, 07/25/2049 (2)(3)	1,845,000	1,877,294
Ginnie Mae I Pool
9.00%, 02/15/2020	39	39
7.50%, 11/15/2022	86	86
7.50%, 03/15/2023	243	257
7.00%, 08/15/2023	291	298
7.00%, 09/15/2023	16,563	17,436
7.00%, 11/15/2023	866	922
6.50%, 01/15/2024	3,531	3,917
7.00%, 02/15/2024	7,129	7,506
9.50%, 10/15/2024	22,233	23,634
9.00%, 11/15/2024	749	793
9.50%, 12/15/2025	1,905	2,035
7.50%, 11/15/2026	1,093	1,121
7.50%, 07/15/2027	1,744	1,798
6.50%, 03/15/2028	7,965	8,836
7.50%, 07/15/2028	750	766
8.00%, 08/15/2028	1,476	1,480
6.50%, 09/15/2028	16,786	18,622
7.50%, 09/15/2028	4,237	4,600
6.50%, 10/15/2028	1,079	1,197
6.00%, 11/15/2028	10,546	11,793
7.00%, 09/15/2031	100,947	118,325
6.50%, 01/15/2032	86,606	100,445
6.50%, 07/15/2032	2,530	2,807
6.50%, 02/15/2033	13,539	15,020
7.00%, 02/15/2033	6,076	6,628
5.50%, 04/15/2033	308,925	343,214
6.50%, 04/15/2033	7,522	8,344
5.50%, 06/15/2033	3,525	3,901
7.00%, 06/15/2033	20,611	24,389
5.50%, 12/15/2033	14,405	15,998
5.50%, 07/15/2034	8,116	9,017
5.50%, 09/15/2034	19,213	21,182
7.00%, 06/15/2035	273,518	317,617
6.50%, 12/15/2035	90,696	104,133
7.00%, 04/15/2037	37,933	42,271
7.50%, 10/15/2037	42,070	49,624
4.00%, 06/15/2039	591,027	616,614
4.50%, 04/15/2040	3,523,919	3,731,251
4.00%, 10/15/2040	323,746	339,531
3.50%, 01/15/2042	6,411,459	6,656,453
3.50%, 03/15/2043	1,429,731	1,485,912
3.50%, 04/15/2043	5,746,250	5,984,361
3.00%, 05/15/2043	856,839	871,161
3.50%, 06/15/2043	1,963,156	2,037,895
3.50%, 07/15/2043	773,894	804,158
Ginnie Mae II Pool
8.50%, 03/20/2025	406	442
8.50%, 04/20/2025	2,030	2,213
8.50%, 05/20/2025	4,300	4,651
8.00%, 12/20/2025	771	845
8.00%, 06/20/2026	1,754	1,944
8.00%, 08/20/2026	1,369	1,598
8.00%, 09/20/2026	1,504	1,762
8.00%, 11/20/2026	1,260	1,469
8.00%, 10/20/2027	3,253	3,652
8.00%, 11/20/2027	2,566	2,868
8.00%, 12/20/2027	1,377	1,519
7.50%, 02/20/2028	1,734	1,904
6.00%, 03/20/2028	9,023	10,413
8.00%, 06/20/2028	572	580
8.00%, 08/20/2028	149	155
7.50%, 09/20/2028	5,594	6,286
8.00%, 09/20/2028	433	447
6.50%, 07/20/2029	88,406	100,808
6.00%, 11/20/2033	6,182	7,014
5.00%, 10/20/2037	439,364	476,248
7.00%, 08/20/2038	38,424	44,756
6.00%, 09/20/2038	635,617	710,030
6.00%, 11/20/2038	5,788	6,189
6.00%, 08/20/2039	313,111	356,940
5.50%, 09/20/2039	205,866	230,884
4.50%, 06/20/2040	1,112,508	1,179,952
5.00%, 07/20/2040	282,795	307,474
4.00%, 10/20/2040	3,142,980	3,309,983
4.50%, 01/20/2041	871,851	924,784
4.50%, 03/20/2041	828,687	878,939
4.50%, 05/20/2041	416,313	441,296
4.50%, 06/20/2041	2,948,614	3,124,848
4.50%, 09/20/2041	909,415	963,134
4.00%, 01/15/2042 (5)	38,985,000	40,661,355
4.50%, 01/15/2042 (5)	11,035,000	11,574,612
3.00%, 06/20/2042	454,289	460,067
4.00%, 06/20/2042	4,076,857	4,291,360
3.00%, 08/20/2042	6,073,209	6,153,583
3.50%, 10/20/2042	6,894,717	7,171,088
4.00%, 10/20/2042	8,154,723	8,581,102
3.00%, 11/20/2042	3,357,672	3,403,146
3.50%, 11/20/2042	1,473,769	1,532,845
3.00%, 12/20/2042	663,354	672,406
4.00%, 12/20/2042	3,928,977	4,134,838
3.00%, 01/15/2043 (5)	68,495,000	69,097,756
3.50%, 01/15/2043 (5)	57,255,000	59,230,298
3.00%, 01/20/2043	1,721,323	1,744,991
4.00%, 02/20/2043	1,838,007	1,934,526
3.00%, 04/20/2043	4,355,661	4,416,000
3.50%, 05/20/2043	1,602,983	1,667,242
3.00%, 09/20/2043	1,307,044	1,325,151

4.50%, 09/20/2043	2,457,352	2,597,292
3.00%, 10/20/2043	192,367	195,032
4.00%, 10/20/2043	3,571,441	3,764,637
4.50%, 10/20/2043	4,660,409	4,923,747
4.50%, 12/20/2043	2,402,253	2,539,117
3.00%, 01/20/2044	1,157,037	1,173,067
3.00%, 07/20/2044	563,966	571,112
3.00%, 12/20/2044	1,067,932	1,081,024
4.00%, 12/20/2044	874,110	916,660
3.50%, 03/20/2045	2,494,123	2,584,136
4.00%, 03/20/2045	492,601	517,390
3.00%, 04/20/2045	9,950,468	10,049,760
3.50%, 04/20/2045	18,002,195	18,648,575
3.00%, 05/20/2045	1,733,178	1,750,361
4.00%, 05/20/2045	8,522,861	8,954,309
3.00%, 07/20/2045	3,858,922	3,896,683
3.50%, 07/20/2045	8,143,843	8,437,769
5.00%, 08/20/2045	1,318,797	1,407,919
3.00%, 10/20/2045	4,334,739	4,377,148
3.00%, 11/20/2045	1,019,063	1,029,033
4.00%, 11/20/2045	7,083,401	7,427,442
4.00%, 01/20/2046	1,429,058	1,500,108
4.50%, 01/20/2046	4,289,570	4,527,579
4.00%, 03/20/2046	1,842,875	1,938,014
3.00%, 04/20/2046	10,541,690	10,644,825
4.00%, 04/20/2046	4,799,475	5,035,531
3.00%, 05/20/2046	428,115	432,303
4.00%, 05/20/2046	8,320,551	8,714,674
3.50%, 06/20/2046	4,996,842	5,198,983
4.00%, 06/20/2046	3,822,450	4,000,442
3.50%, 07/20/2046	29,388,639	30,432,941
4.50%, 07/20/2046	2,175,574	2,296,283
3.00%, 08/20/2046	20,637,938	20,839,850
3.00%, 09/20/2046	2,748,758	2,775,651
4.50%, 09/20/2046	3,866,281	4,069,427
5.00%, 09/20/2046	3,668,245	3,952,341
3.50%, 11/20/2046	221,544	229,416
4.00%, 11/20/2046	3,656,693	3,817,909
4.50%, 11/20/2046	6,763,512	7,107,646
2.50%, 12/20/2046	3,182,841	3,113,405
3.50%, 12/20/2046	6,352,278	6,578,001
3.00%, 01/20/2047	6,139,501	6,199,567
3.00%, 02/20/2047	8,398,476	8,480,643
4.00%, 02/20/2047	6,299,106	6,574,766
3.00%, 03/20/2047	933,871	943,007
4.00%, 03/20/2047	14,701,139	15,353,524
4.50%, 03/20/2047	1,621,488	1,703,614
4.25%, 12/20/2047	1,989,234	2,097,785
4.47%, 05/20/2063 (3)	474,014	491,078
GMACM Mortgage Loan Trust 2003-AR2
4.07%, 12/19/2033 (3)	192,585	191,462
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	10,137	10,339
GMACM Mortgage Loan Trust 2005-AR3
3.82%, 06/19/2035 (3)	162,592	160,440
GNMA Remic Trust 2015-137
5.48%, 01/20/2038 (3)	918,159	1,015,170
GNMA Remic Trust 2017-H14
1.71% (12 Month LIBOR USD + 0.000%), 06/20/2067 IO (1)	14,989,665	1,598,821
1.74% (1 Month LIBOR USD + 0.500%), 06/20/2067 (1)	7,624,690	7,628,107
Government National Mortgage Association
5.50%, 11/20/2020	209,910	211,248
5.00%, 04/16/2023	216,508	220,167
6.50%, 10/16/2024	132,747	132,654
6.00%, 02/20/2029	126,162	126,576
7.11% (1 Month LIBOR USD + 8.600%), 08/16/2029 IO (1)	14,127	142
8.50%, 02/16/2030	156,370	179,267
9.00%, 03/16/2030	138,293	141,545
6.01% (1 Month LIBOR USD + 7.500%), 04/16/2030 IO (1)	118,772	15,143
8.00%, 06/20/2030	15,262	17,689
9.00%, 10/20/2030	22,813	26,930
9.00%, 11/16/2030 IO	1,407	201
9.00%, 11/20/2030	14,253	17,005
7.21% (1 Month LIBOR USD + 8.700%), 01/16/2031 IO (1)	8,480	1,688
7.06% (1 Month LIBOR USD + 8.550%), 03/16/2031 IO (1)	6,859	1,763
17.13% (1 Month LIBOR USD + 21.010%), 03/17/2031 (1)	67,165	89,409
6.56% (1 Month LIBOR USD + 8.050%), 08/16/2031 IO (1)	17,933	4,729
6.76% (1 Month LIBOR USD + 8.250%), 08/16/2031 IO (1)	19,032	173
1.85% (1 Month LIBOR USD + 0.350%), 03/20/2032 (1)	74,097	74,293
6.46% (1 Month LIBOR USD + 7.950%), 04/16/2032 IO (1)	65,691	10,926
9.69% (1 Month LIBOR USD + 11.930%), 04/16/2032 (1)	6,239	7,283
9.00% (1 Month LIBOR USD + 66.270%), 06/16/2032 (1)	2,216	2,686
6.50%, 06/20/2032	250,866	282,886
6.50%, 07/16/2032	77,948	89,021
6.00%, 07/20/2032	26,342	29,389
6.50%, 07/20/2032	128,666	148,582
6.50%, 07/20/2032	87,648	101,397
11.97% (1 Month LIBOR USD + 14.700%), 11/17/2032 (1)	16,276	18,539
6.00%, 11/20/2032	146,000	162,337
0.00%, 12/20/2032 PO	89,033	86,090
5.50%, 01/16/2033	497,975	546,216
6.50%, 01/20/2033	132,231	148,113
6.21% (1 Month LIBOR USD + 7.700%), 02/16/2033 IO (1)	62,775	8,088
0.00%, 02/17/2033 PO	37,685	35,866
6.20% (1 Month LIBOR USD + 7.700%), 02/20/2033 IO (1)	29,659	6,243
0.00%, 03/16/2033 PO	10,150	9,358
5.95% (1 Month LIBOR USD + 7.670%), 03/17/2033 (1)	8,800	8,999
6.50%, 03/20/2033	254,272	284,843
6.50%, 03/20/2033	74,613	83,059
5.50%, 04/20/2033	286,017	313,816
6.50%, 05/20/2033	97,577	110,721
0.00%, 06/16/2033 PO	49,703	42,666
6.00%, 09/16/2033	167,859	187,204
0.00%, 10/20/2033 PO	8,109	7,198
5.82%, 10/20/2033 (3)	189,502	210,562
5.06% (1 Month LIBOR USD + 6.550%), 11/16/2033 IO (1)	111,941	13,357
5.06% (1 Month LIBOR USD + 6.550%), 12/16/2033 IO (1)	104,344	17,120
5.01% (1 Month LIBOR USD + 6.500%), 03/16/2034 IO (1)	22,603	245
5.50%, 03/16/2034	4,173,186	4,530,672
15.56% (1 Month LIBOR USD + 19.660%), 04/16/2034 (1)	48,349	64,837
13.44% (1 Month LIBOR USD + 16.720%), 05/18/2034 (1)	7,933	9,270
0.00%, 06/20/2034 PO	90,675	82,216
6.00%, 06/20/2034	337,326	370,128
11.78% (1 Month LIBOR USD + 14.860%), 08/17/2034 (1)	45,059	50,453
5.72%, 08/20/2034 (3)	99,114	109,182
5.06% (1 Month LIBOR USD + 6.550%), 09/16/2034 IO (1)	344,604	54,313

7.00% (1 Month LIBOR USD + 44.500%), 09/20/2034 (1)	40,383	43,670
22.09% (1 Month LIBOR USD + 29.460%), 09/20/2034 (1)	40,383	60,809
11.04% (1 Month LIBOR USD + 14.260%), 10/16/2034 (1)	7,529	8,473
18.92% (1 Month LIBOR USD + 24.380%), 10/16/2034 (1)	34,972	49,799
4.60% (1 Month LIBOR USD + 6.100%), 10/20/2034 IO (1)	520,360	77,227
9.20% (1 Month LIBOR USD + 12.200%), 10/20/2034 (1)	10,260	10,844
4.58% (1 Month LIBOR USD + 6.080%), 11/20/2034 IO (1)	273,420	28,100
5.25% (1 Month LIBOR USD + 6.750%), 01/20/2035 IO (1)	363,233	49,859
12.84% (1 Month LIBOR USD + 16.430%), 06/17/2035 (1)	150,811	179,725
5.30% (1 Month LIBOR USD + 6.800%), 06/20/2035 (1)	188,166	201,714
5.50%, 07/20/2035 IO	37,919	8,597
15.86% (1 Month LIBOR USD + 20.830%), 08/16/2035 (1)	19,622	28,229
0.00%, 08/20/2035 PO	220,649	196,364
17.04% (1 Month LIBOR USD + 22.730%), 08/20/2035 (1)	3,093	3,522
4.80% (1 Month LIBOR USD + 6.300%), 09/20/2035 IO (1)	741,764	106,779
5.50%, 09/20/2035	237,962	257,299
0.00%, 10/20/2035 PO	45,530	39,330
0.00%, 11/20/2035 PO	68,078	59,473
6.00%, 12/20/2035 IO	70,883	13,690
5.75%, 02/20/2036	49,906	52,582
0.00%, 03/20/2036 PO	60,120	54,654
0.00%, 05/20/2036 PO	82,402	74,702
5.00% (1 Month LIBOR USD + 6.500%), 06/20/2036 IO (1)	11,566	915
0.00%, 07/20/2036 PO	12,052	10,825
5.20% (1 Month LIBOR USD + 6.700%), 07/20/2036 IO (1)	11,413	92
6.50%, 07/20/2036	337,179	390,490
6.50%, 08/20/2036	448,874	504,066
5.20% (1 Month LIBOR USD + 6.700%), 10/20/2036 IO (1)	102,475	13,498
5.56%, 10/20/2036	208,031	222,893
5.30% (1 Month LIBOR USD + 6.800%), 11/20/2036 IO (1)	180,491	29,799
5.94%, 02/20/2037 (3)	65,197	72,886
0.00%, 03/20/2037 PO	231,399	208,543
4.70% (1 Month LIBOR USD + 6.200%), 03/20/2037 IO (1)	196,047	31,098
0.00%, 04/16/2037 PO	110,395	96,157
5.32% (1 Month LIBOR USD + 6.810%), 04/16/2037 IO (1)	284,508	48,837
4.70% (1 Month LIBOR USD + 6.200%), 04/20/2037 IO (1)	107,313	13,953
6.07%, 04/20/2037 (3)	131,375	143,966
1.79% (1 Month LIBOR USD + 0.300%), 05/16/2037 (1)	71,795	71,723
0.00%, 05/20/2037 PO	17,538	15,089
4.70% (1 Month LIBOR USD + 6.200%), 05/20/2037 IO (1)	224,206	30,363
4.70% (1 Month LIBOR USD + 6.200%), 05/20/2037 IO (1)	208,385	27,506
0.00%, 06/16/2037 PO	307,922	281,792
0.00%, 06/16/2037 PO	37,790	34,082
4.98% (1 Month LIBOR USD + 6.470%), 06/16/2037 IO (1)	162,045	24,295
4.75% (1 Month LIBOR USD + 6.250%), 06/20/2037 IO (1)	176,546	20,788
5.14% (1 Month LIBOR USD + 6.640%), 07/20/2037 IO (1)	246,580	35,982
5.18% (1 Month LIBOR USD + 6.680%), 07/20/2037 IO (1)	250,322	37,669
5.25% (1 Month LIBOR USD + 6.750%), 07/20/2037 IO (1)	173,377	25,219
5.27% (1 Month LIBOR USD + 6.780%), 08/20/2037 IO (1)	62,093	9,883
0.00%, 09/20/2037 PO	37,340	35,522
5.05% (1 Month LIBOR USD + 6.550%), 09/20/2037 IO (1)	154,483	22,306
15.70% (1 Month LIBOR USD + 20.210%), 09/20/2037 (1)	43,694	56,729
5.50%, 10/16/2037 IO	275,309	33,168
10.40% (1 Month LIBOR USD + 13.400%), 10/20/2037 (1)	29,702	34,272
0.00%, 11/16/2037 PO	348,690	315,229
5.05% (1 Month LIBOR USD + 6.540%), 11/16/2037 IO (1)	177,458	22,791
4.50% (1 Month LIBOR USD + 6.000%), 11/20/2037 IO (1)	190,699	28,350
5.00% (1 Month LIBOR USD + 6.500%), 11/20/2037 IO (1)	366,852	55,368
5.01% (1 Month LIBOR USD + 6.510%), 11/20/2037 IO (1)	212,824	29,829
5.05% (1 Month LIBOR USD + 6.550%), 11/20/2037 IO (1)	167,335	25,262
15.45% (1 Month LIBOR USD + 19.950%), 11/20/2037 (1)	21,044	29,093
5.05% (1 Month LIBOR USD + 6.550%), 12/20/2037 IO (1)	262,040	41,663
0.00%, 01/20/2038 PO	12,374	10,445
4.50% (1 Month LIBOR USD + 6.000%), 02/20/2038 IO (1)	1,666,310	247,463
5.50%, 02/20/2038 IO	41,516	7,222
6.21% (1 Month LIBOR USD + 7.700%), 04/16/2038 IO (1)	95,801	16,862
4.80% (1 Month LIBOR USD + 6.300%), 04/20/2038 IO (1)	264,035	29,731
4.91% (1 Month LIBOR USD + 6.400%), 05/16/2038 IO (1)	858,274	133,991
4.70% (1 Month LIBOR USD + 6.200%), 06/20/2038 IO (1)	64,155	8,167
6.00%, 06/20/2038	133,294	149,961
2.32% (1 Month LIBOR USD + 0.820%), 07/20/2038 (1)	517,563	525,895
4.65% (1 Month LIBOR USD + 6.150%), 07/20/2038 IO (1)	232,459	30,503
5.75%, 07/20/2038	243,112	256,264
4.50% (1 Month LIBOR USD + 6.000%), 08/20/2038 IO (1)	83,673	9,551
5.57%, 08/20/2038 (3)	379,928	426,308
4.40% (1 Month LIBOR USD + 5.900%), 09/20/2038 IO (1)	271,635	37,676
4.70% (1 Month LIBOR USD + 6.200%), 09/20/2038 IO (1)	554,932	71,042
6.10% (1 Month LIBOR USD + 7.600%), 09/20/2038 IO (1)	118,185	20,362
6.10%, 11/20/2038 (3)	230,999	260,098
4.91% (1 Month LIBOR USD + 6.400%), 12/16/2038 IO (1)	48,066	1,552
4.20% (1 Month LIBOR USD + 5.700%), 12/20/2038 IO (1)	275,780	33,121
4.50% (1 Month LIBOR USD + 6.000%), 12/20/2038 IO (1)	156,739	18,106
5.80% (1 Month LIBOR USD + 7.300%), 12/20/2038 IO (1)	500,668	85,937
5.86%, 12/20/2038 (3)	784,088	876,131
6.00%, 12/20/2038 IO	74,561	8,337
5.48%, 01/20/2039 (3)	1,197,055	1,294,834
4.61% (1 Month LIBOR USD + 6.100%), 02/16/2039 IO (1)	129,177	15,674
4.66% (1 Month LIBOR USD + 6.150%), 02/16/2039 IO (1)	195,772	20,373
4.45% (1 Month LIBOR USD + 5.950%), 02/20/2039 IO (1)	229,878	27,070
4.54% (1 Month LIBOR USD + 6.040%), 02/20/2039 IO (1)	139,893	17,645
4.80% (1 Month LIBOR USD + 6.300%), 03/20/2039 IO (1)	73,442	3,141
4.80% (1 Month LIBOR USD + 6.300%), 03/20/2039 IO (1)	232,927	21,799
6.50%, 03/20/2039 IO	162,259	42,981
6.50%, 03/20/2039 IO	71,360	16,538
4.77% (1 Month LIBOR USD + 6.270%), 04/20/2039 IO (1)	419,580	52,555
5.50%, 05/20/2039 IO	50,132	9,496
6.00%, 05/20/2039 IO	67,558	14,363
4.91% (1 Month LIBOR USD + 6.400%), 06/16/2039 IO (1)	330,442	17,361
4.45% (1 Month LIBOR USD + 5.950%), 06/20/2039 IO (1)	223,261	29,858
4.58% (1 Month LIBOR USD + 6.080%), 06/20/2039 IO (1)	316,625	41,797
4.61% (1 Month LIBOR USD + 6.100%), 07/16/2039 IO (1)	372,489	42,521
4.76% (1 Month LIBOR USD + 6.250%), 08/16/2039 IO (1)	350,518	51,194
7.00%, 08/16/2039	211,970	233,273
4.59% (1 Month LIBOR USD + 6.090%), 09/20/2039 IO (1)	538,065	69,346
5.50%, 09/20/2039	317,000	376,993
4.91% (1 Month LIBOR USD + 6.400%), 11/16/2039 IO (1)	438,099	59,920
6.00%, 12/20/2039	101,266	102,380
5.22%, 06/20/2040 (3)	229,935	252,114
5.55%, 07/20/2040 (3)	304,823	337,356
7.00%, 10/16/2040	632,994	725,460
0.00%, 12/20/2040 PO	830,097	715,561
5.10% (1 Month LIBOR USD + 6.600%), 05/20/2041 IO (1)	420,488	72,739
4.65%, 09/20/2041 (3)	470,292	500,661
4.64%, 10/20/2041 (3)	899,380	955,526
4.52%, 11/16/2041 (3)	470,288	505,150
3.00%, 12/20/2041	1,000,000	984,265

3.72%, 01/20/2042 (3)	507,122	526,422
3.97%, 09/16/2042 (3)	339,020	354,891
4.64%, 10/20/2042 (3)	1,782,381	1,887,515
4.74%, 11/20/2042 (3)	265,544	284,193
4.49%, 04/20/2043 (3)	287,642	299,067
1.69% (1 Month LIBOR USD + 0.450%), 11/20/2059 (1)	24,036	24,039
1.72% (1 Month LIBOR USD + 0.480%), 01/20/2060 (1)	25,511	25,557
1.69% (1 Month LIBOR USD + 0.450%), 03/20/2060 (1)	43,247	43,363
1.67% (1 Month LIBOR USD + 0.430%), 04/20/2060 (1)	704,765	705,372
5.24%, 07/20/2060 (3)	1,697,979	1,753,581
1.54% (1 Month LIBOR USD + 0.300%), 08/20/2060 (1)	38,301	38,292
1.71% (1 Month LIBOR USD + 0.470%), 01/20/2061 (1)	2,143,471	2,145,893
1.74% (1 Month LIBOR USD + 0.500%), 03/20/2061 (1)	2,323,551	2,323,737
1.89% (1 Month LIBOR USD + 0.650%), 05/20/2061 (1)	1,329,830	1,332,044
1.94% (1 Month LIBOR USD + 0.700%), 05/20/2061 (1)	1,303,950	1,306,475
1.71% (1 Month LIBOR USD + 0.470%), 08/20/2061 (1)	641,070	640,567
1.79% (1 Month LIBOR USD + 0.550%), 10/20/2061 (1)	889,661	891,040
1.79% (1 Month LIBOR USD + 0.550%), 12/20/2061 (1)	6,782,169	6,791,794
1.79% (1 Month LIBOR USD + 0.550%), 04/20/2062 (1)	386,305	386,994
1.94% (1 Month LIBOR USD + 0.700%), 04/20/2062 (1)	1,004,799	1,012,618
1.69% (1 Month LIBOR USD + 0.450%), 05/20/2062 (1)	197,646	197,820
1.79% (1 Month LIBOR USD + 0.550%), 07/20/2062 (1)	997,841	998,957
1.82% (1 Month LIBOR USD + 0.580%), 09/20/2062 (1)	2,174,772	2,179,659
1.83% (1 Month LIBOR USD + 0.590%), 09/20/2062 (1)	507,037	507,734
1.74% (1 Month LIBOR USD + 0.500%), 10/20/2062 (1)	503,411	504,025
1.76% (1 Month LIBOR USD + 0.520%), 10/20/2062 (1)	2,882,133	2,883,347
1.84% (1 Month LIBOR USD + 0.600%), 10/20/2062 (1)	412,674	413,973
1.54% (1 Month LIBOR USD + 0.300%), 11/20/2062 (1)	66,867	66,850
1.58% (1 Month LIBOR USD + 0.340%), 12/20/2062 (1)	2,551,461	2,539,248
1.56% (1 Month LIBOR USD + 0.320%), 01/20/2063 (1)	1,280,923	1,274,027
1.65%, 01/20/2063	2,732,616	2,703,836
1.74% (1 Month LIBOR USD + 0.500%), 01/20/2063 (1)	591,435	592,032
1.65%, 02/20/2063	3,614,795	3,576,635
1.66% (1 Month LIBOR USD + 0.420%), 02/20/2063 (1)	268,957	268,165
1.69% (1 Month LIBOR USD + 0.450%), 02/20/2063 (1)	1,525,536	1,523,375
1.65% (1 Month LIBOR USD + 0.410%), 03/20/2063 (1)	1,064,520	1,061,609
1.71% (1 Month LIBOR USD + 0.470%), 03/20/2063 (1)	348,521	348,242
1.65%, 04/20/2063	1,157,074	1,138,023
1.71% (1 Month LIBOR USD + 0.470%), 06/20/2063 (1)	2,876,765	2,874,460
1.89% (1 Month LIBOR USD + 0.650%), 01/20/2064 (1)	2,948,750	2,963,645
1.89% (1 Month LIBOR USD + 0.650%), 02/20/2064 (1)	6,266,139	6,297,194
1.93% (1 Month LIBOR USD + 0.690%), 02/20/2064 (1)	3,186,200	3,213,730
1.89% (1 Month LIBOR USD + 0.650%), 03/20/2064 (1)	3,201,629	3,215,883
1.84% (1 Month LIBOR USD + 0.600%), 04/20/2064 (1)	3,794,044	3,806,658
1.84% (1 Month LIBOR USD + 0.600%), 04/20/2064 (1)	3,475,536	3,492,217
1.84% (1 Month LIBOR USD + 0.600%), 05/20/2064 (1)	5,847,626	5,876,501
1.74% (1 Month LIBOR USD + 0.500%), 06/20/2064 (1)	2,513,642	2,514,874
1.71% (1 Month LIBOR USD + 0.470%), 07/20/2064 (1)	4,060,520	4,057,209
1.74% (1 Month LIBOR USD + 0.500%), 07/20/2064 (1)	1,961,734	1,962,656
1.74% (1 Month LIBOR USD + 0.500%), 07/20/2064 (1)	2,533,864	2,535,062
1.71% (1 Month LIBOR USD + 0.470%), 09/20/2064 (1)	4,088,308	4,084,794
1.84% (1 Month LIBOR USD + 0.600%), 10/20/2064 (1)	1,397,376	1,397,443
1.74% (1 Month LIBOR USD + 0.500%), 12/20/2064 (1)	3,748,286	3,748,672
1.70% (1 Month LIBOR USD + 0.470%), 02/20/2065 (1)	2,401,649	2,399,704
1.72% (1 Month LIBOR USD + 0.480%), 02/20/2065 (1)	4,089,071	4,087,313
1.72% (1 Month LIBOR USD + 0.480%), 03/20/2065 (1)	8,213,802	8,210,201
1.72% (1 Month LIBOR USD + 0.480%), 04/20/2065 (1)	5,798,367	5,795,902
1.69% (1 Month LIBOR USD + 0.450%), 06/20/2065 (1)	1,891,627	1,888,732
1.68% (1 Month LIBOR USD + 0.440%), 07/20/2065 (1)	3,662,794	3,654,506
1.71% (1 Month LIBOR USD + 0.470%), 08/20/2065 (1)	601,645	601,116
1.84% (1 Month LIBOR USD + 0.600%), 11/20/2065 (1)	6,925,697	6,962,020
2.24% (1 Month LIBOR USD + 1.000%), 12/20/2066 (1)	2,293,082	2,339,650
1.80% (1 Month LIBOR USD + 0.560%), 03/20/2067 (1)	6,834,377	6,858,431
2.19% (12 Month LIBOR USD + 0.000%), 05/20/2067 IO (1)	15,232,399	2,099,586
1.69% (1 Month LIBOR USD + 0.450%), 08/20/2067 (1)	3,929,634	3,924,235
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (2)	1,199,222	1,204,831
3.38%, 05/10/2050	960,446	983,932
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (2)	4,200,000	4,330,047
GS Mortgage Securities Co. Trust 2012-SHOP
1.30%, 06/05/2031 IO (2)(3)	7,793,000	120,338
2.93%, 06/05/2031 (2)	6,044,000	6,095,101
GS Mortgage Securities Trust 2006-GG8
0.87%, 11/10/2039 IO (2)(3)	1,612,832	96
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (2)(3)	500,000	489,599
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,183,412	13,207,622
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046 (3)	5,880,000	6,177,704
GS Mortgage Securities Trust 2013-GC16
1.40%, 11/10/2046 IO (3)	23,784,877	979,832
4.27%, 11/10/2046	518,000	556,127
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,003,000	1,018,999
GS Mortgage Securities Trust 2013-GCJ14
0.73%, 08/10/2046 IO (3)	28,186,427	811,617
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	5,985,000	6,266,030
4.07%, 01/10/2047	2,600,000	2,759,065
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,191,620
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,070,194
GSMPS Mortgage Loan Trust 2004-4
1.95% (1 Month LIBOR USD + 0.400%), 06/25/2034 (1) (2)	65,403	59,245
GSMPS Mortgage Loan Trust 2005-RP2
1.90% (1 Month LIBOR USD + 0.350%), 03/25/2035 (1) (2)	119,646	109,537
GSMPS Mortgage Loan Trust 2005-RP3
1.90% (1 Month LIBOR USD + 0.350%), 09/25/2035 (1) (2)	742,941	645,027
3.27%, 09/25/2035 IO (2)(3)	547,744	57,531
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	36,269	37,443
GSR Mortgage Loan Trust 2003-6F
1.95% (1 Month LIBOR USD + 0.400%), 09/25/2032 (1)	7,117	7,022
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	93,883	96,568
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	119,387	122,686
6.50%, 05/25/2034	75,165	80,312
GSR Mortgage Loan Trust 2005-5F
2.05% (1 Month LIBOR USD + 0.500%), 06/25/2035 (1)	36,507	34,644
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	168,749	178,301

GSR Mortgage Loan Trust 2005-AR6
3.24%, 09/25/2035 (3)	13,074	13,144
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	83,023	92,970
6.00%, 02/25/2036	416,899	354,259
Headlands Residential 2017-RPL1 LLC
3.88%, 08/25/2022 (2)(3)	6,170,000	6,267,616
HomeBanc Mortgage Trust 2005-3
1.79% (1 Month LIBOR USD + 0.240%), 07/25/2035 (1)	864,250	858,980
Impac CMB Trust Series 2004-4
4.59%, 09/25/2034 (3)	11,280	10,931
Impac CMB Trust Series 2004-7
2.29% (1 Month LIBOR USD + 0.740%), 11/25/2034 (1)	1,225,452	1,219,419
Impac CMB Trust Series 2005-4
2.15% (1 Month LIBOR USD + 0.600%), 05/25/2035 (1)	131,995	130,625
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	88,528	91,641
2.35% (1 Month LIBOR USD + 0.800%), 11/25/2034 (1)	1,709	1,700
Impac Secured Assets Trust 2006-1
1.90% (1 Month LIBOR USD + 0.350%), 05/25/2036 (1)	471,913	448,606
Impac Secured Assets Trust 2006-2
1.90% (1 Month LIBOR USD + 0.350%), 08/25/2036 (1)	396,763	388,521
JP Morgan Alternative Loan Trust
3.48%, 03/25/2036 (3)	42,892	39,010
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/15/2050	20,000,000	20,540,262
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037 IO (2)(3)	7,975,812	4,367
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (2)(3)(11)	3,048,480	30
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.25%, 06/12/2043 IO (3)	5,941,171	7,263
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
1.63% (1 Month LIBOR USD + 0.160%), 05/15/2047 (1)	167,287	166,797
5.34%, 05/15/2047	413,000	413,251
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051 IO (3)(11)	6,050,160	61
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,489,621	7,475,922
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,219,281
JP Morgan Mortgage Trust 2004-A3
3.85%, 07/25/2034 (3)	48,913	50,317
JP Morgan Mortgage Trust 2004-A4
3.82%, 09/25/2034 (3)	79,619	81,650
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	16,456	16,740
JP Morgan Mortgage Trust 2005-A1
3.69%, 02/25/2035 (3)	172,485	176,847
JP Morgan Mortgage Trust 2005-A4
3.53%, 07/25/2035 (3)	207,755	208,231
JP Morgan Mortgage Trust 2006-A2
3.58%, 11/25/2033 (3)	500,230	509,160
3.73%, 08/25/2034 (3)	885,189	893,979
JP Morgan Mortgage Trust 2006-A3
3.65%, 08/25/2034 (3)	105,281	106,494
JP Morgan Mortgage Trust 2006-A7
3.55%, 01/25/2037 (3)	89,336	89,904
3.55%, 01/25/2037 (3)	156,708	157,704
JP Morgan Mortgage Trust 2007-A1
3.63%, 07/25/2035 (3)	107,702	110,186
3.63%, 07/25/2035 (3)	1,642,907	1,687,927
JP Morgan Mortgage Trust 2007-A2
3.64%, 04/25/2037 (3)	355,085	345,543
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	6,225,000	6,528,104
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,080,735
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,071,941
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,343,316
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,221,077
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	10,179,161
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	20,102,866
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (2)	1,027,000	1,071,177
LB-UBS Commercial Mortgage Trust 2007-C2
0.26%, 02/15/2040 IO (3)	1,292,832	194
LCCM 2017-LC26
3.29%, 07/12/2050 (2)	20,300,000	20,268,616
Lehman Mortgage Trust 2006-2
5.79%, 04/25/2036 (3)	69,309	63,153
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	51,312	48,110
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	391,933	277,040
Luminent Mortgage Trust 2005-1
1.81% (1 Month LIBOR USD + 0.260%), 11/25/2035 (1)	2,027,175	1,961,166
MASTR Adjustable Rate Mortgages Trust 2004-13
3.60%, 04/21/2034 (3)	227,985	233,248
MASTR Adjustable Rate Mortgages Trust 2004-15
4.12%, 12/25/2034 (3)	49,414	48,186
MASTR Adjustable Rate Mortgages Trust 2004-3
3.01%, 04/25/2034 (3)	80,710	75,666
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	66,243	68,671
6.00%, 01/25/2034	26,798	27,630
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	7,162	7,163
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	6,460	6,474
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	199,889	201,651
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	503	505
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	238,112	249,820
6.25%, 04/25/2034	55,152	57,440
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	6,767	6,783
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	35,686	29,376
6.00%, 07/25/2034	23,074	23,598

MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	29,729	24,663
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	20,792	21,054
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	52,911	51,877
MASTR Asset Securitization Trust
4.50%, 12/25/2018	1,261	1,262
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	4,457	4,160
5.00%, 12/25/2033	13,427	13,513
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	3,892	3,294
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	509	507
5.25%, 12/26/2033	69,299	71,452
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	1,418	1,402
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	1,171	1,134
4.75%, 08/25/2019	6,246	6,298
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	12,811	12,895
MASTR Reperforming Loan Trust 2005-2
1.90% (1 Month LIBOR USD + 0.350%), 05/25/2035 (1) (2)	1,020,602	856,410
MASTR Reperforming Loan Trust 2006-2
4.50%, 05/25/2036 (2)(3)	124,320	109,513
MASTR Resecuritization Trust 2005
0.00%, 05/28/2035 PO (2)	38,659	31,494
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
2.22%, 06/25/2037 (3)	186,563	182,062
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.43%, 08/25/2033 (3)	65,499	67,559
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
2.17% (1 Month LIBOR USD + 0.620%), 10/25/2028 (1)	124,249	121,341
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
2.19% (1 Month LIBOR USD + 0.640%), 10/25/2028 (1)	155,614	152,611
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.18%, 12/25/2034 (3)	127,623	128,319
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.01% (1 Month LIBOR USD + 0.460%), 04/25/2029 (1)	53,501	52,756
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.42% (6 Month LIBOR USD + 0.600%), 07/25/2029 (1)	111,425	106,238
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.27%, 08/25/2034 (3)	121,405	124,154
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.04%, 02/25/2035 (3)	202,360	200,027
ML Trust XLVII
8.99%, 10/20/2020	206	215
ML-CFC Commercial Mortgage Trust 2006-4
0.51%, 12/12/2049 IO (2)(3)	1,096,710	42
Morgan Stanley
5.67%, 04/25/2034 (3)	257,008	270,703
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,183,671
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%, 07/15/2046 (3)	1,209,000	1,285,167
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046 (3)	1,496,000	1,600,928
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	8,979,826	9,044,376
3.67%, 02/15/2047	4,400,000	4,521,196
3.79%, 02/15/2047	1,923,000	2,011,918
4.06%, 02/15/2047	725,000	769,431
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	2,979,000	3,018,940
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	27,990,943
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,159,950
Morgan Stanley Capital I Trust 2006-IQ12
0.48%, 12/15/2043 IO (2)(3)	2,214,078	80
Morgan Stanley Capital I Trust 2007-HQ11
0.29%, 02/12/2044 IO (2)(3)	5,486,777	165
Morgan Stanley Capital I Trust 2007-HQ13
0.04%, 12/15/2044 IO (2)(3)(11)	491,790	5
Morgan Stanley Capital I Trust 2007-IQ13
0.78%, 03/15/2044 IO (2)(3)	3,393,684	4,721
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	523,095	536,145
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	590,930	596,856
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (2)	4,241,000	4,337,800
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	19,157,722
Morgan Stanley Mortgage Loan Trust 2004-9
4.44%, 10/25/2019 (3)	42,112	40,980
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (2)	845,637	825,203
1.00%, 03/27/2051 (2)	332,140	328,344
Mortgage Repurchase Agreement Financing Trust Series 2017-1
2.28% (1 Month LIBOR USD + 0.850%), 07/10/2019 (1) (2)	7,870,000	7,870,571
MortgageIT Trust 2005-2
2.07% (1 Month LIBOR USD + 0.520%), 05/25/2035 (1)	1,198,752	1,202,925
MortgageIT Trust 2005-3
2.15% (1 Month LIBOR USD + 0.600%), 08/25/2035 (1)	3,589,422	3,504,614
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
1.96% (1 Month LIBOR USD + 0.480%), 06/15/2030 (1)	328,083	313,760
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
1.92% (1 Month LIBOR USD + 0.440%), 12/15/2030 (1)	64,984	62,932
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (2)(3)	70,583	71,571
NCUA Guaranteed Notes Trust 2010-R3
1.96% (1 Month LIBOR USD + 0.560%), 12/08/2020 (1)	1,500,921	1,506,114
2.40%, 12/08/2020	176,660	176,313
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (2)(3)	5,178,928	5,352,419
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (2)(3)	4,703,695	4,843,402
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (2)(3)	6,160,213	6,349,406
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,156
5.50%, 05/25/2033	32,709	33,230
6.00%, 05/25/2033	21,551	21,907

PaineWebber CMO Trust Series P
8.50%, 08/01/2019	213	219
PFP 2015-2 Ltd.
2.93% (1 Month LIBOR USD + 1.450%), 07/14/2034 (1) (2)	348,751	349,246
4.73% (1 Month LIBOR USD + 3.250%), 07/14/2034 (1) (2)	821,000	821,819
5.48% (1 Month LIBOR USD + 4.000%), 07/14/2034 (1) (2)	730,000	731,238
PFP 2017-3 Ltd.
3.18% (1 Month LIBOR USD + 1.750%), 01/14/2035 (1) (2)	2,000,000	2,006,943
3.93% (1 Month LIBOR USD + 2.500%), 01/14/2035 (1) (2)	2,000,000	2,008,929
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	104,598	110,547
Provident Funding Mortgage Loan Trust 2005-1
3.48%, 05/25/2035 (3)	35,542	34,747
RAIT 2015-FL5 Trust
5.38% (1 Month LIBOR USD + 3.900%), 01/15/2031 (1) (2)	1,485,000	1,484,480
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	18,934	18,897
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	5,862	5,870
RALI Series 2003-QS3 Trust
13.09% (1 Month LIBOR USD + 16.500%), 02/25/2018 (1)	632	636
RALI Series 2003-QS9 Trust
6.00% (1 Month LIBOR USD + 7.550%), 05/25/2018 IO (1)	6,268	50
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	4,226	4,208
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	636,478	650,205
RALI Series 2005-QA6 Trust
4.57%, 05/25/2035 (3)	150,241	125,682
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	21,052	19,527
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (2)	512,000	512,177
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (2)(3)	297,482	312,249
RBSSP Resecuritization Trust 2009-12
11.18%, 11/25/2033 (2)(3)	307,736	316,410
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (2)(3)	46,273	47,160
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (2)	9,248	8,244
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	769	733
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	11,598	11,589
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,231,878	2,242,796
Residential Asset Securitization Trust 2005-A2
3.50% (1 Month LIBOR USD + 5.050%), 03/25/2035 IO (1)	870,795	76,212
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	83,917	81,367
Resource Capital Co. 2015-CRE4 Ltd.
2.88% (1 Month LIBOR USD + 1.400%), 08/15/2032 (1) (2)	183,145	182,990
4.48% (1 Month LIBOR USD + 3.000%), 08/15/2032 (1) (2)	1,151,000	1,136,669
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	770	764
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	2,954	2,954
RFMSI Series 2005-SA4 Trust
3.55%, 09/25/2035 (3)	69,619	62,943
Sequoia Mortgage Trust 2004-10
2.12% (1 Month LIBOR USD + 0.620%), 11/20/2034 (1)	58,245	57,789
Sequoia Mortgage Trust 2004-11
2.10% (1 Month LIBOR USD + 0.600%), 12/20/2034 (1)	186,706	183,903
Sequoia Mortgage Trust 2004-12
2.10% (6 Month LIBOR USD + 0.320%), 01/20/2035 (1)	145,580	135,141
Sequoia Mortgage Trust 2004-8
2.20% (6 Month LIBOR USD + 0.740%), 09/20/2034 (1)	209,805	206,596
2.20% (1 Month LIBOR USD + 0.700%), 09/20/2034 (1)	1,191,009	1,144,438
Series RR 2014-1 Trust
0.00%, 05/25/2047 (2)	1,603,000	1,189,129
Structured Adjustable Rate Mortgage Loan Trust
3.54%, 06/25/2034 (3)	439,797	442,556
Structured Asset Mortgage Investments II Trust 2004-AR5
2.16% (1 Month LIBOR USD + 0.660%), 10/19/2034 (1)	185,523	178,761
Structured Asset Mortgage Investments II Trust 2005-AR5
1.75% (1 Month LIBOR USD + 0.250%), 07/19/2035 (1)	582,854	566,726
Structured Asset Mortgage Investments Trust 2003-CL1
1.95% (1 Month LIBOR USD + 0.400%), 07/25/2032 (1)	440,415	426,922
Structured Asset Sec Co. Mort Pass Thr Certs Ser 2003 29
4.75%, 09/25/2018	13,787	13,875
Structured Asset Securities Co.
3.31%, 12/25/2033 (3)	182,885	183,398
3.56%, 12/25/2033 (3)	1,870,079	1,855,877
5.33%, 02/25/2034 (3)	237,512	240,516
1.90% (1 Month LIBOR USD + 0.350%), 06/25/2035 (1) (2)	92,269	80,795
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	459,950	470,430
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	238,185	242,412
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
3.49%, 11/25/2033 (3)	62,493	62,909
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2004-22
5.04%, 01/25/2035 (3)	2,737,064	2,857,035
Thornburg Mortgage Securities Trust 2003-4
2.19% (1 Month LIBOR USD + 0.640%), 09/25/2043 (1)	818,359	790,868
Thornburg Mortgage Securities Trust 2003-5
3.31%, 10/25/2043 (3)	4,355,517	4,410,388
Thornburg Mortgage Securities Trust 2004-4
3.07%, 12/25/2044 (3)	448,497	450,180
Thornburg Mortgage Securities Trust 2005-1
3.19%, 04/25/2045 (3)	1,382,073	1,387,901
UBS Commercial Mortgage Trust
3.26%, 08/15/2050	10,114,000	10,276,816
UBS Commercial Mortgage Trust 2012-C1
2.08%, 05/10/2045 IO (2)(3)	1,646,668	119,295
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	21,666,975
UBS-BAMLL Trust
3.66%, 06/10/2030 (2)	1,787,000	1,812,894
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.34%, 05/10/2063 IO (2)(3)	5,569,529	271,510
3.53%, 05/10/2063	1,073,000	1,108,069
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	276,173

Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	339,503	368,273
Vendee Mortgage Trust 1994-1
5.34%, 02/15/2024 (3)	92,895	97,318
6.50%, 02/15/2024	254,203	273,673
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	138,009	152,816
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	63,045	69,381
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	196,674	221,411
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	125,537	142,393
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (2)	2,283,000	2,303,684
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (2)	2,500,000	2,576,849
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.08%, 03/15/2045 IO (2)(3)	4,168,032	30
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
3.34%, 10/25/2033 (3)	326,103	329,497
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.13%, 08/25/2033 (3)	106,619	107,712
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
3.32%, 09/25/2033 (3)	585,470	596,437
3.36%, 09/25/2033 (3)	125,114	126,409
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	97,114	99,285
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	1,694	1,686
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
2.10% (1 Month LIBOR USD + 0.550%), 12/25/2018 (1)	3,955	3,933
WaMu Mortgage Pass-Through Certificates Series 2003-S4
13.19% (1 Month LIBOR USD + 17.460%), 06/25/2033 (1)	26,977	31,612
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	6,180	6,180
4.50%, 09/25/2018	2,355	2,354
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	8,521	7,498
5.25%, 10/25/2033	404,274	420,896
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.36%, 01/25/2035 (3)	3,410,444	3,484,015
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.18%, 06/25/2034 (3)	3,616,686	3,681,279
3.18%, 06/25/2034 (3)	203,796	207,436
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	15,956	16,046
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	21,291	21,395
5.50%, 08/25/2019	40,490	40,747
6.00%, 08/25/2034	897,762	950,121
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	5,218	5,260
6.00%, 10/25/2019	7,350	7,492
6.50%, 10/25/2034	3,111,562	3,318,197
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	12,955	13,097
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	66,903	67,924
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	382,804	397,382
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	57,459	58,588
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.35%, 09/25/2036 (3)	12,567	11,258
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.25%, 08/25/2046 (3)	81,875	77,006
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	14,787	11,665
5.50%, 03/25/2035	120,772	119,635
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
3.45% (1 Month LIBOR USD + 5.000%), 04/25/2035 IO (1)	269,258	31,286
3.50% (1 Month LIBOR USD + 5.050%), 04/25/2035 IO (1)	935,404	107,404
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	327,767	316,367
5.50%, 06/25/2035 IO	316,407	62,207
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	65,825	63,735
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	24,838	23,479
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
2.05% (1 Month LIBOR USD + 0.500%), 03/25/2018 (1)	748	748
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	867	761
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	9,984	9,048
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	28,805	26,620
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	19,397,260
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (2)(3)	1,548,000	1,548,231
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,500,000	3,525,630
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,396,313
Wells Fargo Commercial Mortgage Trust 2015-C27
3.19%, 02/15/2048	716,000	724,902
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,224,113
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	758,454
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	2,828,000	2,949,967
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,465,999
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,088,000	2,165,339
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,828,268
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050	3,219,000	3,320,450
Wells Fargo Mortgage Backed Securities 2003-K Trust
3.57%, 11/25/2033 (3)	211,764	214,311
3.57%, 11/25/2033 (3)	8,124	8,254
Wells Fargo Mortgage Backed Securities 2003-L Trust
3.60%, 11/25/2033 (3)	38,901	38,427
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	51,023	51,969
Wells Fargo Mortgage Backed Securities 2004-B Trust
3.22%, 02/25/2034 (3)	82,140	82,492
Wells Fargo Mortgage Backed Securities 2004-EE Trust
3.42%, 12/25/2034 (3)	2,557,133	2,597,106
3.42%, 12/25/2034 (3)	105,377	108,099
3.77%, 12/25/2034 (3)	192,121	199,202
3.77%, 12/25/2034 (3)	62,710	65,022
Wells Fargo Mortgage Backed Securities 2004-I Trust
3.68%, 07/25/2034 (3)	277,004	282,593
Wells Fargo Mortgage Backed Securities 2004-P Trust
3.54%, 09/25/2034 (3)	746,203	763,866
Wells Fargo Mortgage Backed Securities 2004-V Trust
3.51%, 10/25/2034 (3)	107,007	108,429
3.51%, 10/25/2034 (3)	137,247	141,338

Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	13,634	12,060
5.50%, 12/25/2035	78,630	81,030
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
3.47%, 06/25/2035 (3)	4,741,626	4,858,768
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
3.46%, 03/25/2035 (3)	1,700,818	1,745,808
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.53%, 06/25/2035 (3)	157,852	161,380
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	182,020	182,019
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	29,955	29,785
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (2)	1,059,000	1,111,401
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,732,497
WFRBS Commercial Mortgage Trust 2013-C11
4.27%, 03/15/2045 (2)(3)	300,000	284,893
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,276,610
3.34%, 06/15/2046	229,750	235,862
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,286,963
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,634,056
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,111,234
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,464,075

Total Mortgage-Backed Obligations		$4,929,414,116

Total Bonds & Notes (Cost $14,118,819,374)		$14,308,319,042

	Shares	Value
PREFERRED STOCKS - 0.01%
Financials - 0.01%
State Street Co., 5.35%	95,000	$2,576,400

Total Preferred Stocks (Cost $2,375,000)		$2,576,400

SHORT-TERM INVESTMENTS - 7.64%
Money Market Funds - 7.63%
Fidelity Institutional Money Market Government Funds - Class I, 1.14% (6) (7)	562,965,430	$562,965,430
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 1.12% (6) (7)	562,748,595	562,748,595

		$1,125,714,025

	Principal
	Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 04/26/2018 (10)	$1,000,000	$995,670

Total Short-Term Investments (Cost $1,126,710,679)		$1,126,709,695

TOTAL INVESTMENTS IN SECURITIES - 104.63% (Cost $15,247,905,053)		$15,437,605,137
TBA SALES COMMITMENTS - (0.04)%
Mortgage-Backed Obligations - (0.04)%
Freddie Mac Gold Pool
3.50%, 1/15/2042 (9)	$(6,000,000)	$(6,164,400)

Total TBA Sales Commitments (Proceeds Received $6,151,875)		$(6,164,400)

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.59)%		(677,162,913)

TOTAL NET ASSETS - 100.00%		$14,754,277,824

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.
(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.
(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,165,996,668, which represents 14.68% of total net assets.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2017.
(4)	Inflation protected security. The value of these securities total $17,259,158, which represents 0.12% of total net assets.
(5)	Delayed delivery purchase commitment security. The value of these securities total $677,229,368, which represents 4.59% of total net assets.
(6)	Partially assigned as collateral for certain delayed delivery securities.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2017.
(9)	Delayed delivery sale commitment security. The value of these securities total $(6,164,400), which represents (0.04)% of total net assets.
(10)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $2,522,522, which represent 0.02% of total net assets.
(11)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $56,857,648, which represents 0.39% of total net assets.
(12)	Security is in default as of December 31, 2017. The value of these securities total $559,254, which represents 0.00% of total net assets.

Open Futures Contracts

			Settlement	Notional		Unrealized Appreciation
Number of Contracts Purchased	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
203	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2018	$25,232,534	$25,181,516	$(51,018)
2,446	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2018	524,789,732	523,711,534	(1,078,198)
1,272	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2018	148,309,593	147,760,688	(548,905)
828	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2018	138,002,179	138,819,375	817,196

						(860,925)

			Settlement	Notional		Unrealized Appreciation
Number of Contracts Sold	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
(1,327)	U.S. Long Bond Future	J.P. Morgan	Mar. 2018	$(202,896,092)	$(203,031,000)	$(134,908)

						(134,908)

						$(995,833)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal
	Amount		Value
BONDS & NOTES - 93.02%
Asset-Backed Obligations - 15.08%
AASET 2017-1 Trust
3.97%, 05/16/2042(1)		$668,150	$670,421
ABFC 2005-WMC1 Trust
2.29% (1 Month LIBOR USD + 0.740%), 06/25/2035(2)		5,905,761	5,817,268
ABFC 2007-NC1 Trust
1.85% (1 Month LIBOR USD + 0.300%), 05/25/2037(1)(2)		4,000,000	3,568,294
Accredited Mortgage Loan Trust 2003-2
2.25% (1 Month LIBOR USD + 0.700%), 10/25/2033(2)		2,301,690	2,258,048
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
2.21% (1 Month LIBOR USD + 0.660%), 11/25/2035(2)		337,083	336,883
Aegis Asset Backed Securities Trust 2005-5
1.80% (1 Month LIBOR USD + 0.250%), 12/25/2035(2)		5,538,778	5,518,986
Airspeed Ltd.
1.75% (1 Month LIBOR USD + 0.270%), 06/15/2032(1)(2)(11)		9,410,239	8,099,656
1.76% (1 Month LIBOR USD + 0.280%), 06/15/2032(1)(2)(11)		11,622,452	10,180,354
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065(1)(3)		1,561,947	1,559,843
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057(1)(3)		1,663,289	1,674,858
Alleg 2015-1A Mortgage
0.00%, 07/25/2027(11)		1,970,000	1,970,000
Ally Auto Receivables Trust 2014-1
2.04%, 12/15/2019		345,000	345,043
2.48%, 02/15/2021		345,000	345,060
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020(1)		820,000	819,525
3.01%, 03/15/2022(1)		195,000	195,968
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021		790,000	788,003
2.29%, 06/15/2021		530,000	529,584
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021		2,060,000	2,045,953
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022		210,000	209,043
Ally Auto Receivables Trust 2017-3
1.53%, 03/16/2020		2,040,000	2,037,030
1.74%, 09/15/2021		7,405,000	7,363,080
Ally Auto Receivables Trust 2017-4
1.75%, 12/15/2021		2,985,000	2,960,898
Ally Master Owner Trust
1.63%, 05/15/2020		1,670,000	1,668,847
ALM XI Ltd.
2.90% (3 Month LIBOR USD + 1.550%), 10/17/2026(1)(2)		995,000	999,658
ALM XIV Ltd.
2.53% (3 Month LIBOR USD + 1.150%), 07/28/2026(1)(2)		985,000	985,000
2.93% (3 Month LIBOR USD + 1.550%), 07/28/2026(1)(2)		1,135,000	1,135,000
American Express Credit Account Master Trust
1.64%, 12/15/2021		3,620,000	3,601,257
2.06% (1 Month LIBOR USD + 0.580%), 02/18/2025(2)		1,675,000	1,678,690
2.54%, 05/15/2025		1,185,000	1,177,633
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036(1)		515,000	574,642
American Homes 4 Rent 2015-SFR1
5.89%, 04/17/2052(1)		2,378,000	2,551,886
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019		27,885	27,881
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021		531,000	538,621
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020		141,813	141,764
3.59%, 02/08/2022		916,000	930,717
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019		3,270,000	3,282,905
AmeriCredit Automobile Receivables Trust 2014-3
3.72%, 03/08/2022(1)		840,000	848,212
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020		5,600,000	5,657,216
3.66%, 03/08/2022		930,000	937,910
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021		1,865,000	1,890,866
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020		1,260,000	1,257,923
2.87%, 11/08/2021		290,000	291,707
3.65%, 05/09/2022		605,000	615,423
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022		2,000,000	1,987,613
2.71%, 09/08/2022		3,615,000	3,587,270
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022		1,795,000	1,779,105
AmeriCredit Automobile Receivables Trust 2017-3
2.24%, 06/19/2023		335,000	332,085
2.69%, 06/19/2023		345,000	344,200
AmeriCredit Automobile Receivables Trust 2017-4
2.60%, 09/18/2023		705,000	702,679
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5
2.29% (1 Month LIBOR USD + 0.740%), 07/25/2035(2)		4,284,043	4,291,765
Ameriquest Mortgage Securities Trust 2006-R2
1.73% (1 Month LIBOR USD + 0.180%), 04/25/2036(2)		1,250,025	1,247,866
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
2.51% (1 Month LIBOR USD + 0.960%), 09/25/2034(2)		1,737,126	1,747,426
Ammc Clo 19 Ltd.
2.86% (3 Month LIBOR USD + 1.500%), 10/15/2028(1)(2)		4,255,000	4,268,152
ARI Fleet Lease Trust 2017-A
1.91%, 04/15/2026(1)		545,000	543,782
2.28%, 04/15/2026(1)		1,305,000	1,297,426
Ascentium Equipment Receivables 2016-2 Trust
1.46%, 04/10/2019(1)		136,304	136,092
Ascentium Equipment Receivables 2017-1 Trust
1.87%, 07/10/2019(1)		165,000	164,760
2.29%, 06/10/2021(1)		170,000	169,442
Atrium X
2.31% (3 Month LIBOR USD + 0.950%), 07/16/2025(1)(2)		1,370,289	1,374,012
Avis Budget Rental Car Funding AESOP LLC
2.10%, 03/20/2019(1)		165,000	165,001
2.62%, 09/20/2019(1)		505,000	505,642
2.97%, 02/20/2020(1)		1,450,000	1,459,645
2.46%, 07/20/2020(1)		2,630,000	2,633,737
2.50%, 02/20/2021(1)		3,245,000	3,244,483
2.50%, 07/20/2021(1)		1,230,000	1,228,529
2.72%, 11/20/2022(1)		1,545,000	1,537,169
Babson CLO Ltd. 2013-I
0.00% (3 Month LIBOR USD + 0.800%), 01/20/2028(1)(2)		2,130,000	2,128,935
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022		1,395,000	1,401,299
2.20%, 12/15/2022		1,705,000	1,703,319
Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032(1)(3)		1,033,667	1,031,543
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/28/2032(1)(3)		2,094,149	2,089,906
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032(1)(3)		374,700	375,688
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032(1)(3)		237,723	237,287
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 06/28/2057(1)(3)		435,018	441,002
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032(1)(3)		413,862	414,360
Bayview Opportunity Master Fund IVb Trust 2017-NPL2
2.98%, 10/28/2032(1)(3)		1,463,840	1,459,539
Bayview Opportunity Master Fund IVb Trust 2017-RN1
3.60%, 02/28/2032(1)(3)		272,343	272,349
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057(1)(3)		1,477,444	1,501,774
BCMSC Trust 1999-B
6.61%, 12/15/2029 (3)(10)		3,601,112	1,377,400
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041(1)(3)		1,404,635	1,454,961
BlueMountain CLO 2013-3 Ltd.
2.27% (3 Month LIBOR USD + 0.890%), 10/29/2025(1)(2)		4,500,000	4,514,188
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020		960,000	954,652
BMW Vehicle Lease Trust 2017-2
2.07%, 10/20/2020		1,275,000	1,271,484
Cadogan Square CLO IV BV
1.28% (6 Month EURIBOR + 1.550%), 07/24/2023(1)(2)	EUR	6,000,000	7,152,169
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023		$1,300,000	1,289,748
CAM Mortgage Trust
4.00%, 01/15/2056(1)(3)		1,589	1,590
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057(1)(3)		302,547	302,749
Capital Auto Receivables Asset Trust 2013-4
3.83%, 07/20/2022(1)		550,000	550,421
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019		176,007	176,110
3.39%, 07/22/2019		960,000	962,652
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024		1,545,000	1,572,415
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020		1,746,462	1,746,841
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021		755,000	750,067
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021		3,000,000	2,998,273
Capitalsource Real Estate Loan Trust
1.74% (3 Month LIBOR USD + 0.390%), 01/20/2037(1)(2)		3,315,535	3,158,379
2.00% (3 Month LIBOR USD + 0.650%), 01/20/2037(1)(2)		3,400,000	3,204,840
2.10% (3 Month LIBOR USD + 0.750%), 01/20/2037(1)(2)		1,200,000	1,122,240
2.20% (3 Month LIBOR USD + 0.850%), 01/20/2037(1)(2)		700,000	633,570
Carlyle Global Market Strategies CLO 2014-2 Ltd.
2.67% (3 Month LIBOR USD + 1.250%), 05/15/2025(1)(2)		1,785,000	1,796,242
CarMax Auto Owner Trust 2016-1
1.88%, 06/15/2021		365,000	362,405
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021		100,000	99,268

CarMax Auto Owner Trust 2016-4
1.40%, 08/15/2021		1,390,000	1,375,980
2.26%, 07/15/2022		265,000	261,041
CarMax Auto Owner Trust 2017-4
2.11%, 10/17/2022		790,000	786,003
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020(1)		454,585	456,333
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042		1,249,710	1,239,852
CCG Receivables Trust 2016-1
1.69%, 09/14/2022(1)		804,950	803,201
CCG Receivables Trust 2017-1
1.84%, 11/14/2023(1)		970,000	966,467
Chase Issuance Trust
1.59%, 02/18/2020		1,075,000	1,074,798
1.91% (1 Month LIBOR USD + 0.430%), 09/15/2020(2)		2,000,000	2,005,028
1.90% (1 Month LIBOR USD + 0.420%), 11/16/2020(2)		3,800,000	3,810,316
1.37%, 06/15/2021		16,085,000	15,930,571
1.84%, 04/15/2022		6,230,000	6,182,407
Chrysler Capital Auto Receivables Trust 2016-B
1.36%, 01/15/2020(1)		216,995	216,743
1.64%, 07/15/2021(1)		575,000	572,519
Citibank Credit Card Issuance Trust
1.86% (1 Month LIBOR USD + 0.430%), 09/10/2020(2)		2,695,000	2,701,685
1.74%, 01/19/2021		5,960,000	5,946,663
1.92%, 04/07/2022		9,495,000	9,434,228
1.86%, 08/08/2022		2,060,000	2,040,439
Citigroup Mortgage Loan Trust 2007-AHL1
1.69% (1 Month LIBOR USD + 0.140%), 12/25/2036(2)		5,094,523	5,055,574
Citigroup Mortgage Loan Trust, Inc.
2.45% (1 Month LIBOR USD + 0.900%), 09/25/2035(2)		5,900,000	5,183,944
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043(1)		1,963,025	1,966,862
CLI Funding V LLC
3.38%, 10/18/2029(1)		873,362	870,761
CNH Equipment Trust 2016-C
1.44%, 12/15/2021		1,020,000	1,009,710
CNH Equipment Trust 2017-C
2.08%, 02/15/2023		1,245,000	1,239,487
2.54%, 05/15/2025		60,000	59,662
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047(1)		2,626,800	2,727,386
College Ave Student Loans 2017-A LLC
2.98% (1 Month LIBOR USD + 1.650%), 11/26/2046(1)(2)		6,836,493	7,005,014
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047(1)		725,000	750,675
Colony American Homes 2014-1
4.28% (1 Month LIBOR USD + 2.800%), 05/17/2031(1)(2)		1,360,000	1,367,768
Colony American Homes 2014-2
3.83% (1 Month LIBOR USD + 2.350%), 07/17/2031(1)(2)		90,208	90,508
Colony American Homes 2015-1
4.43% (1 Month LIBOR USD + 3.000%), 07/17/2032(1)(2)		1,875,000	1,890,459
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029(3)		13,343,487	7,315,158
8.31%, 05/01/2032(3)		8,617,806	4,624,411
Conseco Financial Corp.
7.70%, 05/15/2027(3)		12,284,601	11,685,499
Conseco Manufacturing HSG PT 2000-4
7.97%, 05/01/2032		743,713	383,052
Countrywide Asset-Backed Certificates
1.79% (1 Month LIBOR USD + 0.240%), 03/25/2036(2)		4,080,545	3,663,718
1.72% (1 Month LIBOR USD + 0.170%), 03/25/2037(2)		8,032,288	7,677,083
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022(1)		1,985,000	2,077,222
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023(1)		1,530,000	1,527,356
CPS Auto Trust
4.53%, 01/17/2023(1)		1,465,000	1,493,767
3.73%, 09/15/2023(1)		645,000	640,188
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026(1)		1,405,000	1,394,408
CWABS Asset-Backed Certificates Trust 2004-13
2.60% (1 Month LIBOR USD + 1.280%), 04/25/2035(2)		1,200,533	1,208,082
CWABS Asset-Backed Certificates Trust 2005-16
1.81% (1 Month LIBOR USD + 0.480%), 05/25/2036(2)		805,000	789,800
CWABS Asset-Backed Certificates Trust 2005-7
2.13% (1 Month LIBOR USD + 0.580%), 11/25/2035(2)		7,918,549	7,898,530
DB Master Finance LLC
3.63%, 11/20/2047(1)		1,195,000	1,202,791
4.03%, 11/20/2047(1)		880,000	899,008
DEN10 2013-1A A1LR
2.42% (3 Month LIBOR USD + 1.050%), 10/26/2027(1)(2)		6,500,000	6,496,704
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025(1)		500,689	499,332
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027(1)		144,221	143,354
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027(1)		89,027	88,716
Discover Card Execution Note Trust
1.39%, 03/15/2022		2,150,000	2,123,606
Domino’s Pizza Master Issuer LLC
3.48%, 10/25/2045(1)		3,292,855	3,304,314
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021(1)		331,929	333,007
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021(1)		365,231	366,744
Dryden 31 Senior Loan Fund
2.43% (3 Month LIBOR USD + 1.080%), 04/18/2026(1)(2)		3,200,000	3,209,619
Dryden 35 Euro CLO 2014 BV
0.68% (6 Month EURIBOR + 0.950%), 05/17/2027(1)(2)	EUR	13,350,000	16,055,464
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021(1)		$1,800,000	1,821,892
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022(1)		1,600,000	1,629,107
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022(1)		115,000	114,874
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022(1)		2,595,000	2,593,650
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020(1)		3,500,978	3,498,111
3.89%, 01/15/2023(1)		4,825,000	4,857,755
DT Auto Owner Trust 2017-4
3.47%, 07/17/2023(1)		975,000	972,365
ECAF I Ltd.
3.47%, 06/15/2040(1)(11)		1,213,169	1,197,942
ECMC Group Student Loan Trust 2017-2
2.60% (1 Month LIBOR USD + 1.050%), 05/25/2067(1)(2)		11,452,710	11,548,481
Emerald Aviation Finance Ltd.
4.65%, 10/15/2038(1)(3)		603,449	615,474
Enterprise Fleet Financing LLC
2.09%, 02/22/2021(1)		1,535,000	1,534,444
2.08%, 09/20/2021(1)		510,000	509,402
2.04%, 02/22/2022(1)		2,185,000	2,172,904
2.13%, 07/20/2022(1)		322,901	322,900
1.97%, 01/20/2023(1)		875,000	873,240
Fieldstone Mortgage Investment Trust Series 2006-3
1.47% (1 Month LIBOR USD + 0.140%), 11/25/2036(2)		10,953,666	9,931,999
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021(1)		270,000	274,146
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022(1)		850,000	842,187
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021(1)		6,492,913	6,484,646
3.56%, 09/15/2023(1)		975,000	966,325
First NLC Trust 2005-2
2.03% (1 Month LIBOR USD + 0.480%), 09/25/2035(2)		2,400,882	2,412,052
Five Guys Holdings, Inc.
4.60%, 07/25/2047(1)		3,610,950	3,704,359
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020(1)		100,000	100,733
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022(1)		810,000	817,237
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023(1)		260,000	264,338
Flatiron CLO 2014-1 Ltd.
2.53% (3 Month LIBOR USD + 1.180%), 07/17/2026(1)(2)		1,660,000	1,672,125
Ford Credit Auto Lease Trust 2017-A
1.88%, 04/15/2020		1,005,000	1,003,035
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019		1,100,000	1,100,257
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019		41,755	41,732
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019		6,938	6,931
Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019		9,616	9,597
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020		1,106,513	1,104,495
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020		1,495,000	1,487,979
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021		1,660,000	1,641,452
1.73%, 03/15/2022		555,000	545,334
1.93%, 04/15/2023		370,000	365,260
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027(1)		4,565,000	4,498,634
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021		4,070,000	4,064,315
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021		2,660,000	2,636,102
2.16%, 11/15/2021		385,000	383,122
2.09%, 03/15/2022(1)		2,255,000	2,246,403
GCAT 2017-2 LLC
3.50%, 04/25/2047(1)(3)		1,013,402	1,014,404
GCAT 2017-4 LLC
3.23%, 05/25/2022(1)(3)		66,923	66,935
GCAT 2017-5 LLC
3.23%, 07/25/2047(1)(3)		389,585	389,787
GE Business Loan Trust
1.43%, 11/15/2034(1)		2,943,402	2,854,739
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020		995,000	991,517
2.08%, 03/20/2020		570,000	566,560
2.58%, 03/20/2020		350,000	348,830

GM Financial Automobile Leasing Trust 2017-1
2.06%, 05/20/2020		940,000	938,966
GM Financial Automobile Leasing Trust 2017-3
2.01%, 11/20/2020		1,000,000	996,304
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021(1)		410,000	407,545
2.45%, 07/17/2023(1)		100,000	99,157
GM Financial Consumer Automobile Receivables Trust 2017-3
2.33%, 03/16/2023(1)		155,000	153,604
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021(1)		2,035,000	2,028,929
2.41%, 05/17/2021(1)		145,000	145,016
2.85%, 05/17/2021(1)		100,000	99,690
2.26%, 08/16/2021(1)		855,000	849,219
2.46%, 08/16/2021(1)		855,000	849,313
2.22%, 01/18/2022(1)		1,500,000	1,495,858
2.58%, 01/18/2022(1)		670,000	670,518
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
1.72%, 04/22/2019(1)		144,472	144,350
2.06%, 06/22/2020(1)		150,000	149,583
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(1)		368,497	365,857
2.96%, 12/26/2028(1)(3)		167,499	166,385
HLA 2014-3A AR MTGE
2.46% (3 Month LIBOR USD + 1.100%), 10/22/2025(1)(2)		1,585,000	1,592,920
Holland Park CLO 1 Ltd.
0.60% (3 Month EURIBOR + 0.930%), 05/14/2027(1)(2)	EUR	7,200,000	8,636,907
Home Equity Asset Trust 2006-3
1.75% (1 Month LIBOR USD + 0.200%), 07/25/2036(2)		$6,349,306	6,337,851
Home Partners of America 2016-1 Trust
4.76% (1 Month LIBOR USD + 3.300%), 03/17/2033(1)(2)		1,620,000	1,632,809
Honda Auto Receivables 2015-1 Owner Trust
1.05%, 10/15/2018		4,941	4,939
Honda Auto Receivables 2015-2 Owner Trust
1.04%, 02/21/2019		15,685	15,664
Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019		651,688	650,958
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019		1,573,269	1,567,668
Honda Auto Receivables 2016-1 Owner Trust
1.22%, 12/18/2019		1,047,144	1,043,241
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020		1,085,000	1,078,431
Honda Auto Receivables 2016-4 Owner Trust
1.36%, 01/18/2023		610,000	599,703
Honda Auto Receivables 2017-2 Owner Trust
1.68%, 08/16/2021		2,730,000	2,707,225
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021		9,800,000	9,776,791
House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.280%), 11/08/2090(2)	EUR	5,000,000	5,869,733
HSI Asset Securitization Corp. Trust 2006-OPT1
1.77% (1 Month LIBOR USD + 0.220%), 12/25/2035(2)		$1,109,421	1,107,134
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019(1)		1,675,000	1,674,567
Hyundai Auto Lease Securitization Trust 2016-B
1.68%, 04/15/2020(1)		140,000	139,598
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020(1)		1,365,000	1,360,629
Hyundai Auto Lease Securitization Trust 2017-A
1.88%, 08/17/2020(1)		1,140,000	1,136,787
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020(1)		2,465,000	2,458,149
Hyundai Auto Lease Securitization Trust 2017-C
2.12%, 02/16/2021(1)		980,000	977,256
Invitation Homes 2015-SFR3 Trust
5.21% (1 Month LIBOR USD + 3.750%), 08/17/2032(1)(2)		2,785,000	2,826,816
Jamestown CLO IV Ltd.
2.05% (3 Month LIBOR USD + 0.690%), 07/15/2026(1)(2)		18,000,000	17,990,964
Jimmy Johns Funding LLC
3.61%, 07/30/2047(1)		403,988	405,543
KKR CLO 12 Ltd.
2.41% (3 Month LIBOR USD + 1.050%), 07/15/2027(1)(2)		4,060,000	4,082,582
2.91% (3 Month LIBOR USD + 1.550%), 07/15/2027(1)(2)		1,625,000	1,623,428
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021(1)		500,000	499,461
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020(1)		1,105,000	1,096,946
Madison Park Funding XIV Ltd.
2.48% (3 Month LIBOR USD + 1.120%), 07/20/2026(1)(2)		2,510,000	2,518,921
Madison Park Funding XVIII Ltd.
2.55% (3 Month LIBOR USD + 1.190%), 10/21/2030(1)(2)		1,905,000	1,914,942
Magnetite XII Ltd.
2.69% (3 Month LIBOR USD + 1.330%), 04/15/2027(1)(2)		4,385,000	4,384,263
Mastr Asset Backed Securities Trust 2004-WMC1
2.33% (1 Month LIBOR USD + 0.780%), 02/25/2034(2)		2,400,353	2,376,443
Mastr Specialized Loan Trust
1.81% (1 Month LIBOR USD + 0.260%), 02/25/2036(1)(2)		1,342,672	1,273,671
Merlin Aviation Holdings DAC
4.50%, 12/15/2032(1)(3)		1,449,231	1,451,331
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
1.79% (1 Month LIBOR USD + 0.240%), 05/25/2037(2)		3,265,589	2,286,526
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023(1)		280,000	275,475
MMAF Equipment Finance LLC 2017-A
1.73%, 05/18/2020(1)		218,701	218,397
2.04%, 02/16/2022(1)		425,000	422,730
MMAF Equipment Finance LLC 2017-B
2.21%, 10/17/2022(1)		1,810,000	1,801,827
2.41%, 11/15/2024(1)		665,000	661,033
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036 (3)(10)		15,995,349	7,434,744
Munda CLO 1 BV
0.61% (6 Month EURIBOR + 0.850%), 12/05/2024(1)(2)	EUR	20,000,000	23,813,688
MVW Owner Trust 2015-1
2.52%, 12/20/2032(1)		$921,923	917,208
MVW Owner Trust 2017-1
2.42%, 12/20/2034(1)		341,259	338,148
2.75%, 12/20/2034(1)		230,711	228,122
National Collegiate Student Loan Trust 2004-2
2.03% (1 Month LIBOR USD + 0.480%), 12/26/2033(2)		17,833,002	17,410,267
National Collegiate Student Loan Trust 2005-2
1.82% (1 Month LIBOR USD + 0.270%), 09/25/2029(2)		9,112,860	8,941,188
National Collegiate Student Loan Trust 2005-3
1.84% (1 Month LIBOR USD + 0.290%), 10/25/2033(1)(2)		21,612,579	20,322,803
National Collegiate Student Loan Trust 2006-3
1.82% (1 Month LIBOR USD + 0.270%), 03/26/2029(2)		12,007,577	11,789,645
National Collegiate Student Loan Trust 2006-4
1.81% (1 Month LIBOR USD + 0.260%), 02/26/2029(2)		11,250,402	10,961,670
National Collegiate Student Loan Trust 2007-1
1.79% (1 Month LIBOR USD + 0.240%), 07/25/2030(2)		12,559,714	12,237,679
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026(1)		105,134	105,071
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058(1)		660,000	654,216
3.91%, 12/16/2058(1)		440,000	435,799
Navient Student Loan Trust 2014-2
1.97% (1 Month LIBOR USD + 0.640%), 03/25/2083(2)		966,315	958,814
Navient Student Loan Trust 2014-3
1.95% (1 Month LIBOR USD + 0.620%), 03/25/2083(2)		361,075	358,830
Navient Student Loan Trust 2015-1
2.15% (1 Month LIBOR USD + 0.600%), 04/25/2040(2)		5,620,000	5,619,998
Navient Student Loan Trust 2016-1
2.25% (1 Month LIBOR USD + 0.700%), 02/25/2070(1)(2)		3,817,890	3,829,682
Navient Student Loan Trust 2016-2
3.05% (1 Month LIBOR USD + 1.500%), 06/25/2065(1)(2)		6,200,000	6,428,249
Navient Student Loan Trust 2017-1
2.70% (1 Month LIBOR USD + 1.150%), 07/26/2066(1)(2)		4,730,000	4,842,968
Navient Student Loan Trust 2017-3
2.60% (1 Month LIBOR USD + 1.050%), 07/26/2066(1)(2)		5,000,000	5,131,594
Navient Student Loan Trust 2017-5
2.35% (1 Month LIBOR USD + 0.800%), 07/26/2066(1)(2)		5,826,189	5,846,040
Nelnet Student Loan Trust 2007-1
1.53% (3 Month LIBOR USD + 0.070%), 05/27/2025(2)		4,150,000	4,126,429
Nelnet Student Loan Trust 2008-3
3.11% (3 Month LIBOR USD + 1.650%), 11/25/2024(2)		2,048,935	2,087,619
Nelnet Student Loan Trust 2013-1
1.93% (1 Month LIBOR USD + 0.600%), 06/25/2041(1)(2)		5,187,117	5,186,709
Nelnet Student Loan Trust 2014-2
2.18% (1 Month LIBOR USD + 0.850%), 07/27/2037(1)(2)		4,250,000	4,187,300
Nelnet Student Loan Trust 2015-2
2.15% (1 Month LIBOR USD + 0.600%), 09/25/2047(1)(2)		2,948,314	2,938,219
Nelnet Student Loan Trust 2015-3
1.93% (1 Month LIBOR USD + 0.600%), 02/27/2051(1)(2)		4,451,512	4,463,590
Neuberger Berman CLO XIX Ltd.
2.41% (3 Month LIBOR USD + 1.050%), 07/15/2027(1)(2)		500,000	502,851
New Century Home Equity Loan Trust 2005-1
2.23% (1 Month LIBOR USD + 0.680%), 03/25/2035(2)		6,000,000	5,992,349
New Century Home Equity Loan Trust 2005-3
2.29% (1 Month LIBOR USD + 0.490%), 07/25/2035(2)		882,612	884,370
2.32% (1 Month LIBOR USD + 0.510%), 07/25/2035(2)		6,570,000	6,569,904
Nissan Auto Lease Trust 2017-A
1.91%, 04/15/2020		1,760,000	1,753,666
Nissan Auto Receivables 2015-A Owner Trust
1.05%, 10/15/2019		6,774	6,760
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020		2,067,189	2,061,437
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020		80,955	80,696
Nissan Auto Receivables 2016-B Owner Trust
1.05%, 04/15/2019		13,998	13,992
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021		2,730,000	2,701,882
Nissan Auto Receivables 2017-A Owner Trust
1.47%, 01/15/2020		4,008,550	4,001,309
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021		1,465,000	1,452,625
1.91% (1 Month LIBOR USD + 0.430%), 04/18/2022(2)		4,520,000	4,542,771
1.80% (1 Month LIBOR USD + 0.320%), 10/17/2022(2)		1,890,000	1,893,753
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
1.96% (1 Month LIBOR USD + 0.410%), 02/25/2036(2)		6,768,170	6,782,572
NovaStar Mortgage Funding Trust Series 2005-2
2.20% (1 Month LIBOR USD + 0.650%), 10/25/2035(2)		548,728	549,122

NYMT Residential 2016-RP1
4.00%, 03/25/2021(1)(3)		81,869	81,984
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057(1)(3)		1,903,982	1,901,496
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057(1)(3)		520,881	520,104
Octagon Investment Partners XVII Ltd.
2.37% (3 Month LIBOR USD + 1.000%), 10/25/2025(1)(2)		2,700,000	2,702,125
Octagon Investment Partners XXI Ltd.
2.76% (3 Month LIBOR USD + 1.350%), 11/14/2026(1)(2)		4,700,000	4,723,697
OneMain Financial Issuance Trust 2014-2
5.31%, 09/18/2024(1)		2,685,000	2,710,538
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025(1)		623,641	623,235
3.10%, 07/18/2025(1)		1,280,000	1,280,111
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028(1)		710,000	722,536
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029(1)		1,125,000	1,157,413
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028(1)		1,440,000	1,476,010
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032(1)		1,645,000	1,624,183
Option One Mortgage Loan Trust 2005-2
2.21% (1 Month LIBOR USD + 0.660%), 05/25/2035(2)		1,002,951	1,006,141
Option One Mortgage Loan Trust 2005-3
2.26% (1 Month LIBOR USD + 0.710%), 08/25/2035(2)		1,225,058	1,225,974
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
1.99% (1 Month LIBOR USD + 0.440%), 11/25/2035(2)		5,473,631	5,465,917
Option One Mortgage Loan Trust 2006-1
1.77% (1 Month LIBOR USD + 0.220%), 01/25/2036(2)		11,128,948	11,073,480
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056(1)(3)		2,449,603	2,468,155
OSCAR US Funding Trust V
2.73%, 12/15/2020(1)		640,000	638,814
2.99%, 12/15/2023(1)		540,000	537,763
OZLM VIII Ltd.
2.48% (3 Month LIBOR USD + 1.130%), 10/17/2026(1)(2)		1,445,000	1,444,410
2.95% (3 Month LIBOR USD + 1.600%), 10/17/2026(1)(2)		1,100,000	1,100,660
Penta CLO 1 SA
1.08% (6 Month EURIBOR + 1.350%), 06/04/2024(1)(2)	EUR	2,000,000	2,355,380
People’s Choice Home Loan Securities Trust Series 2005-3
2.41% (1 Month LIBOR USD + 0.860%), 08/25/2035(2)		$1,245,000	1,082,213
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032(1)		505,000	519,288
RASC Series 2005-KS10 Trust
1.99% (1 Month LIBOR USD + 0.440%), 11/25/2035(2)		8,930,000	8,898,606
RASC Series 2006-KS9 Trust
1.71% (1 Month LIBOR USD + 0.160%), 11/25/2036(2)		8,705,903	8,222,662
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022(1)(3)		3,091,581	3,093,627
Santander Drive Auto Receivables Trust 2013-5
3.73%, 03/15/2021(1)		1,362,000	1,371,309
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020		245,000	245,759
3.49%, 09/15/2021(1)		985,000	990,922
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021		937,000	953,132
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021		275,000	279,162
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022		155,000	155,000
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020		385,536	385,153
2.10%, 06/15/2021		260,000	259,270
2.58%, 05/16/2022		305,000	304,079
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022		1,100,000	1,094,517
Santander Retail Auto Lease Trust 2017-A
2.22%, 01/20/2021(1)		880,000	877,286
2.96%, 11/21/2022(1)		1,000,000	999,158
Securitized Asset Backed Receivables LLC Trust 2006-CB5
1.69% (1 Month LIBOR USD + 0.140%), 06/25/2036(2)		6,360,521	4,948,607
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042(1)		747,203	773,715
Sierra Receivables Funding Co. LLC
2.91%, 03/20/2034(1)		302,722	303,059
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032(1)		426,919	424,812
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033(1)		430,026	426,785
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042(1)		9,122,667	9,150,845
SLC Student Loan Trust 2005-2
1.75% (3 Month LIBOR USD + 0.160%), 12/15/2039(2)		4,900,000	4,677,266
SLC Student Loan Trust 2005-3
1.74% (3 Month LIBOR USD + 0.150%), 12/15/2039(2)		5,000,000	4,756,060
SLM Private Credit Student Loan Trust 2003-B
4.03% (28 Day Auction Rate + 0.000%), 03/15/2033(2)		4,350,000	4,350,000
SLM Student Loan Trust 2003-10
1.79% (3 Month LIBOR USD + 0.550%), 12/15/2027(1)(2)		5,257,762	5,291,627
SLM Student Loan Trust 2004-3
1.92% (3 Month LIBOR USD + 0.550%), 10/25/2064(1)(2)		6,300,000	6,256,957
SLM Student Loan Trust 2006-10
1.59% (3 Month LIBOR USD + 0.220%), 03/25/2044(2)		2,500,283	2,314,485
SLM Student Loan Trust 2006-2
1.54% (3 Month LIBOR USD + 0.170%), 01/25/2041(2)		4,340,000	4,204,573
SLM Student Loan Trust 2007-2
1.54% (3 Month LIBOR USD + 0.170%), 07/25/2025(2)		6,950,000	6,349,665
SLM Student Loan Trust 2007-3
1.43% (3 Month LIBOR USD + 0.060%), 01/25/2022(2)		4,150,000	4,031,659
SLM Student Loan Trust 2007-6
1.75% (3 Month LIBOR USD + 0.380%), 10/25/2024(2)		2,884,767	2,883,659
SLM Student Loan Trust 2008-2
2.12% (3 Month LIBOR USD + 0.750%), 04/25/2023(2)		11,801,359	11,792,233
SLM Student Loan Trust 2008-4
3.02% (3 Month LIBOR USD + 1.650%), 07/25/2022(2)		1,246,692	1,278,110
SLM Student Loan Trust 2008-5
3.07% (3 Month LIBOR USD + 1.700%), 07/25/2023(2)		11,332,017	11,689,891
3.22% (3 Month LIBOR USD + 1.850%), 07/25/2073(2)		7,350,000	7,368,351
SLM Student Loan Trust 2008-9
2.87% (3 Month LIBOR USD + 1.500%), 04/25/2023(2)		1,228,187	1,256,766
SLM Student Loan Trust 2009-3
2.08% (1 Month LIBOR USD + 0.750%), 01/25/2045(1)(2)		2,639,810	2,627,234
SLM Student Loan Trust 2012-3
1.98% (1 Month LIBOR USD + 0.650%), 12/27/2038(2)		1,390,089	1,397,932
SLM Student Loan Trust 2012-7
1.98% (1 Month LIBOR USD + 0.650%), 05/26/2026(2)		6,500,000	6,454,380
3.13% (1 Month LIBOR USD + 1.800%), 09/25/2043(2)		2,220,000	2,219,999
SLM Student Loan Trust 2013-2
1.78% (1 Month LIBOR USD + 0.450%), 09/25/2043(2)		2,668,850	2,673,420
SLM Student Loan Trust 2014-1
2.15% (1 Month LIBOR USD + 0.600%), 02/26/2029(2)		4,300,000	4,255,390
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021		3,075,000	3,038,198
2.05%, 12/14/2022		2,370,000	2,327,160
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026(1)		576,479	583,525
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027(1)		345,823	347,783
3.23% (1 Month LIBOR USD + 1.750%), 05/17/2032(1)(2)		1,685,000	1,755,954
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027(1)		530,834	531,649
3.50%, 09/15/2043(1)		735,000	726,777
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031(1)		525,000	522,278
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032(1)		2,850,000	2,801,044
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034(1)		785,000	768,317
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026(1)		10,925,209	10,929,171
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026(1)		12,990,482	12,947,852
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026(1)		1,765,000	1,754,348
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036(1)		760,060	761,865
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036(1)		811,311	806,986
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037(1)		1,611,556	1,606,330
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037(1)		195,000	198,167
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037(1)(3)		310,000	306,331
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039(1)(3)		490,000	478,849
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040(1)(3)		1,600,000	1,588,380
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040(1)(3)		165,000	167,945
SoFi Professional Loan Program 2017-C LLC
2.15% (1 Month LIBOR USD + 0.600%), 07/25/2040(1)(2)		9,729,198	9,756,335
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040(1)		695,000	696,409
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041(1)		1,405,000	1,402,786
SpringCastle America Funding LLC
3.05%, 04/25/2029(1)		3,772,817	3,796,215
Springleaf Funding Trust 2016-A
2.90%, 11/15/2029(1)		845,000	846,242
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(1)		7,900,000	7,832,251
3.86%, 07/15/2030(1)		1,270,000	1,278,088
Sprite Cayman
4.25%, 12/15/2037(1)		1,415,000	1,409,770
Structured Asset Investment Loan Trust 2006-BNC2
1.71% (1 Month LIBOR USD + 0.160%), 05/25/2036(2)		1,048,190	982,640
Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2
2.55% (1 Month LIBOR USD + 1.000%), 08/25/2037(2)		968,055	984,993
Structured Asset Securities Corp. Mortgage Loan Trust 2006-EQ1
1.86% (1 Month LIBOR USD + 0.310%), 07/25/2036(1)(2)		1,655,000	1,513,293
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021		1,675,000	1,673,183

2.21%, 09/15/2022		1,700,000	1,692,382
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023		2,215,000	2,221,474
2.64%, 03/15/2023		1,085,000	1,083,211
Synchrony Credit Card Master Note Trust 2015-3
1.94%, 09/15/2021		1,315,000	1,312,622
Synchrony Credit Card Master Note Trust 2015-4
2.62%, 09/15/2023		650,000	647,094
Synchrony Credit Card Master Note Trust 2017-1
2.56%, 06/15/2023		1,205,000	1,195,644
THL Credit Wind River 2014-3 CLO Ltd.
2.46% (3 Month LIBOR USD + 1.100%), 01/22/2027(1)(2)		6,290,000	6,328,243
Tidewater Sales Finance Master Trust Series 2017-A
4.55%, 04/15/2021(1)(11)		2,055,000	2,046,753
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055(1)(3)		960,000	994,244
Towd Point Mortgage Trust 2016-4
3.25%, 07/25/2056(1)(3)		910,000	912,155
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056(1)(3)		678,553	677,607
3.75%, 10/25/2056(1)(3)		6,315,000	6,427,288
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(1)(3)		331,757	331,459
Towd Point Mortgage Trust 2017-3
2.75%, 07/25/2057(1)(3)		1,866,047	1,862,768
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057(1)(3)		1,825,130	1,817,370
Towd Point Mortgage Trust 2017-5
2.15% (1 Month LIBOR USD + 0.600%), 02/25/2057(1)(2)		1,232,277	1,233,782
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(1)(3)		2,147,696	2,139,986
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019		7,422	7,416
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019		387,081	386,612
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021		3,620,000	3,596,130
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021		4,600,000	4,564,866
U.S. Residential Opportunity Fund IV Trust 2017-2
3.35%, 11/27/2037(1)(3)		21,400,000	21,339,408
Verizon Owner Trust 2016-2
1.68%, 05/20/2021(1)		2,305,000	2,289,217
2.15%, 05/20/2021(1)		1,565,000	1,556,131
2.36%, 05/20/2021(1)		1,245,000	1,237,417
Verizon Owner Trust 2017-1
2.06%, 09/20/2021(1)		1,865,000	1,860,317
2.45%, 09/20/2021(1)		540,000	540,090
2.65%, 09/20/2021(1)		725,000	724,143
Verizon Owner Trust 2017-2
2.22%, 12/20/2021(1)		735,000	729,861
Verizon Owner Trust 2017-3
2.53%, 04/20/2022(1)		1,360,000	1,352,780
VOLT LIV LLC
3.50%, 02/25/2047(1)(3)		472,569	473,213
VOLT LIX LLC
3.25%, 05/25/2047(1)(3)		11,443,975	11,471,898
VOLT LV LLC
3.50%, 03/25/2047(1)(3)		755,240	757,904
VOLT LVI LLC
3.50%, 03/25/2047(1)(3)		2,463,246	2,473,735
VOLT LVII LLC
3.38%, 04/25/2047(1)(3)		789,322	792,432
VOLT LVIII LLC
3.38%, 05/28/2047(1)(3)		16,431,447	16,455,580
VOLT LX LLC
3.25%, 04/25/2059(1)(3)		10,551,232	10,569,335
VOLT LXI LLC
3.13%, 06/25/2047(1)(3)		12,241,782	12,246,496
VOLT LXIII LLC
3.00%, 10/25/2047(1)(3)		960,000	958,485
VOLT XXXVIII LLC
3.88%, 09/25/2045(1)(3)		634,685	635,709
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020(1)		395,000	394,482
Volvo Financial Equipment Master Owner Trust 2017-A
1.98% (1 Month LIBOR USD + 0.500%), 11/15/2022(1)(2)		475,000	476,351
Voya CLO 2014-3 Ltd.
2.24% (3 Month LIBOR USD + 0.720%), 07/25/2026(1)(2)		1,500,000	1,499,250
WAVE 2017-1 Trust
3.84%, 11/15/2042(1)		2,782,080	2,775,829
Wendys Funding LLC 2015-1
3.37%, 06/15/2045(1)		7,433,888	7,453,810
Wendys Funding LLC 2018-1
3.57%, 03/15/2048(1)		1,450,000	1,449,548
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021(1)		800,000	803,275
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021(1)		1,050,000	1,053,201
Wheels SPV 2 LLC
1.27%, 04/22/2024(1)		201,651	201,462
1.87%, 05/20/2025(1)		910,000	904,302
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021		1,450,000	1,449,706
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019		2,180,000	2,169,613

Total Asset-Backed Obligations			$1,174,419,077

Corporate Bonds - 33.56%
Basic Materials - 0.71%
Arconic, Inc.
6.15%, 08/15/2020		$2,730,000	$2,935,023
Axalta Coating Systems LLC
4.88%, 08/15/2024(1)		1,230,000	1,291,500
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027(1)		1,260,000	1,251,369
5.50%, 11/02/2047(1)		2,320,000	2,412,800
CF Industries, Inc.
4.50%, 12/01/2026(1)		3,155,000	3,287,924
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024(1)		150,000	149,625
Corp Nacional del Cobre de Chile
3.63%, 08/01/2027(1)		685,000	685,870
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023(1)		880,000	947,100
Equate Petrochemical BV
3.00%, 03/03/2022		690,000	679,454
4.25%, 11/03/2026		1,710,000	1,739,925
Fibria Overseas Finance Ltd.
4.00%, 01/14/2025		2,290,000	2,267,100
Freeport-McMoRan, Inc.
4.55%, 11/14/2024		1,225,000	1,245,457
5.40%, 11/14/2034		1,750,000	1,780,625
Glencore Funding LLC
4.00%, 04/16/2025(1)		4,450,000	4,494,688
3.88%, 10/27/2027(1)		2,025,000	1,998,189
Goldcorp, Inc.
3.70%, 03/15/2023		3,270,000	3,349,281
Methanex Corp.
4.25%, 12/01/2024		575,000	581,160
Mexichem SAB de CV
4.00%, 10/04/2027(1)		1,255,000	1,242,450
OCP SA
5.63%, 04/25/2024		530,000	567,725
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023		2,796,000	2,946,838
Solvay Finance America LLC
4.45%, 12/03/2025(1)		7,010,000	7,447,351
Steel Dynamics, Inc.
5.00%, 12/15/2026		277,000	292,928
Vale Overseas Ltd.
6.25%, 08/10/2026		2,000,000	2,317,000
6.88%, 11/10/2039		1,160,000	1,422,450
Vale SA
5.63%, 09/11/2042		2,700,000	2,956,500
Valvoline, Inc.
5.50%, 07/15/2024		1,209,000	1,284,563
Westlake Chemical Corp.
3.60%, 08/15/2026		3,920,000	3,941,596

			55,516,491

Communications - 3.62%
21st Century Fox America, Inc.
3.70%, 09/15/2024		2,500,000	2,599,630
Alibaba Group Holding Ltd.
3.13%, 11/28/2021		875,000	886,322
3.60%, 11/28/2024		6,125,000	6,352,466
3.40%, 12/06/2027		2,360,000	2,358,679
Altice Finco SA
7.63%, 02/15/2025(1)		650,000	661,375
Altice Luxembourg SA
7.25%, 05/15/2022	EUR	7,400,000	8,994,999
7.63%, 02/15/2025(1)		$1,170,000	1,120,275
Altice US Finance I Corp.
5.38%, 07/15/2023(1)		1,300,000	1,332,500
5.50%, 05/15/2026(1)		1,200,000	1,222,500
Amazon.com, Inc.
3.15%, 08/22/2027(1)		3,525,000	3,529,264
3.88%, 08/22/2037(1)		2,700,000	2,862,795
4.05%, 08/22/2047(1)		6,220,000	6,696,871
AT&T, Inc.
2.31% (3 Month LIBOR USD + 0.950%), 07/15/2021(2)		2,585,000	2,620,424
3.00%, 06/30/2022		2,925,000	2,929,835
3.40%, 05/15/2025		5,835,000	5,735,321
4.13%, 02/17/2026		2,485,000	2,541,172
4.25%, 03/01/2027		3,127,000	3,186,851
5.25%, 03/01/2037		5,230,000	5,527,670
4.90%, 08/14/2037		2,300,000	2,332,150
4.80%, 06/15/2044		1,800,000	1,778,878
4.35%, 06/15/2045		910,000	838,846
4.75%, 05/15/2046		2,060,000	2,013,057
5.15%, 11/15/2046(1)		3,055,000	3,119,707
4.50%, 03/09/2048		7,500,000	7,021,120
Baidu, Inc.
2.88%, 07/06/2022		3,065,000	3,029,802

CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(1)		4,835,000	4,955,875
5.13%, 05/01/2027(1)		243,000	239,355
5.00%, 02/01/2028(1)		2,486,000	2,417,635
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025(1)		1,175,000	1,257,250
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025		6,495,000	6,903,828
6.48%, 10/23/2045		1,000,000	1,165,037
Cisco Systems, Inc.
1.60%, 02/28/2019		4,588,000	4,567,901
1.40%, 09/20/2019		2,692,000	2,663,629
Comcast Corp.
3.30%, 02/01/2027		2,195,000	2,238,717
3.97%, 11/01/2047		1,965,000	2,028,011
Cox Communications, Inc.
3.15%, 08/15/2024(1)		3,400,000	3,347,851
3.85%, 02/01/2025(1)		515,000	526,881
3.35%, 09/15/2026(1)		8,875,000	8,670,663
4.80%, 02/01/2035(1)		2,300,000	2,342,341
4.70%, 12/15/2042(1)		810,000	781,819
4.50%, 06/30/2043(1)		950,000	890,690
Crown Castle Towers LLC
3.66%, 05/15/2025(1)		1,300,000	1,322,217
CSC Holdings LLC
8.63%, 02/15/2019		625,000	659,375
10.88%, 10/15/2025(1)		1,517,000	1,801,437
5.50%, 04/15/2027(1)		2,650,000	2,703,000
Discovery Communications LLC
2.95%, 03/20/2023		100,000	98,953
2.50%, 09/20/2024	GBP	100,000	133,658
3.95%, 03/20/2028		$2,946,000	2,929,358
5.00%, 09/20/2037		1,270,000	1,314,930
DISH DBS Corp.
6.75%, 06/01/2021		200,000	210,250
5.88%, 07/15/2022		200,000	201,000
DISH Network Corp.
2.38%, 03/15/2024(1)		2,790,000	2,680,144
3.38%, 08/15/2026		60,000	65,287
Expedia, Inc.
5.00%, 02/15/2026		2,560,000	2,736,043
3.80%, 02/15/2028(1)		8,040,000	7,766,737
Finisar Corp.
0.50%, 12/15/2036		2,385,000	2,218,050
Grupo Televisa SAB
4.63%, 01/30/2026		2,030,000	2,143,021
iHeartCommunications, Inc.
9.00%, 09/15/2022		6,895,000	4,947,162
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		4,215,000	3,962,100
9.75%, 07/15/2025(1)		837,000	805,612
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022		1,100,000	1,136,801
4.20%, 04/15/2024		4,993,000	5,235,884
Level 3 Financing, Inc.
5.63%, 02/01/2023		375,000	377,812
5.13%, 05/01/2023		325,000	325,813
5.38%, 01/15/2024		431,000	430,461
5.25%, 03/15/2026		250,000	245,388
Liberty Media Corp.
2.25%, 09/30/2046		345,000	359,231
Match Group, Inc.
5.00%, 12/15/2027(1)		475,000	482,125
Netflix, Inc.
4.88%, 04/15/2028(1)		203,000	198,940
Nokia OYJ
3.38%, 06/12/2022		280,000	278,264
4.38%, 06/12/2027		465,000	459,653
Omnicom Group, Inc.
3.65%, 11/01/2024		1,600,000	1,641,526
Priceline Group, Inc.
3.65%, 03/15/2025		2,368,000	2,406,232
3.60%, 06/01/2026		8,111,000	8,143,635
3.55%, 03/15/2028		555,000	549,589
Proven Honour Capital Ltd.
4.13%, 05/19/2025		2,600,000	2,676,736
Qualitytech LP/QTS Finance Corp.
4.75%, 11/15/2025(1)		1,250,000	1,262,500
SES GLOBAL Americas Holdings GP
2.50%, 03/25/2019(1)		500,000	498,131
SFR Group SA
5.38%, 05/15/2022	EUR	1,950,000	2,407,084
7.38%, 05/01/2026(1)		$1,400,000	1,442,000
Sirius XM Radio, Inc.
3.88%, 08/01/2022(1)		1,178,000	1,180,945
Sky Plc
6.10%, 02/15/2018(1)		2,980,000	2,993,885
3.75%, 09/16/2024(1)		280,000	291,964
SoftBank Group Corp.
4.50%, 04/15/2020(1)		1,275,000	1,302,451
Sprint Communications, Inc.
9.00%, 11/15/2018(1)		2,092,000	2,202,039
7.00%, 08/15/2020		5,845,000	6,195,700
Sprint Corp.
7.25%, 09/15/2021		3,000,000	3,176,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(1)		5,697,188	5,732,795
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028(1)		400,000	399,000
Tencent Holdings Ltd.
3.80%, 02/11/2025		5,315,000	5,511,789
Time Warner Cable LLC
6.55%, 05/01/2037		1,100,000	1,292,847
7.30%, 07/01/2038		885,000	1,108,596
6.75%, 06/15/2039		930,000	1,115,129
5.88%, 11/15/2040		2,000,000	2,168,438
5.50%, 09/01/2041		1,250,000	1,301,900
4.50%, 09/15/2042		4,325,000	4,054,518
Time Warner, Inc.
3.80%, 02/15/2027		3,530,000	3,525,672
T-Mobile USA, Inc.
6.63%, 04/01/2023		2,723,000	2,838,728
United Group BV
4.38%, 07/01/2022(1)	EUR	200,000	249,164
4.88%, 07/01/2024(1)		200,000	249,280
UPCB Finance VII Ltd.
3.63%, 06/15/2029		490,000	585,308
Verizon Communications, Inc.
3.50%, 11/01/2024		$2,000,000	2,035,417
4.50%, 08/10/2033		3,470,000	3,637,158
4.27%, 01/15/2036		7,520,000	7,475,720
5.25%, 03/16/2037		2,900,000	3,186,878
2.88%, 01/15/2038	EUR	130,000	157,957
4.86%, 08/21/2046		$9,000,000	9,366,445
Viacom, Inc.
4.38%, 03/15/2043		5,215,000	4,510,945
Virgin Media Secured Finance Plc
5.25%, 01/15/2026(1)		800,000	808,000
5.50%, 08/15/2026(1)		200,000	205,000
Wind Tre SpA
2.63%, 01/20/2023(1)	EUR	600,000	704,567
2.75% (3 Month EURIBOR + 2.750%), 01/20/2024(1)(2)		500,000	589,856
3.13%, 01/20/2025(1)		200,000	233,581
5.00%, 01/20/2026(1)		$200,000	188,104
WPP Finance 2010
4.75%, 11/21/2021		2,620,000	2,806,773
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027(1)		400,000	408,000
Ziggo Secured Finance BV
5.50%, 01/15/2027(1)		2,365,000	2,362,044

			281,698,974

Consumer, Cyclical - 2.69%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(1)		1,234,064	1,298,964
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(1)		294,397	308,175
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(1)		2,111,294	2,214,536
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(1)(11)		1,681,000	1,680,218
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(1)(11)		78,000	77,610
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(1)(11)		72,000	72,674
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(1)		3,000,000	2,996,335
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021		1,518,188	1,649,132
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025		1,922,500	1,979,214
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026		1,827,542	1,868,661
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027		5,658,539	5,652,541
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023		2,444,102	2,437,992
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028		580,472	590,978
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024		2,599,900	2,742,634
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028		1,375,548	1,395,150
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(1)		4,422,600	4,518,128
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025		3,545,000	3,551,735
American Airlines 2017-1B Class B Pass Through Trust
4.95%, 02/15/2025		1,185,000	1,241,999
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029		820,000	826,708
AutoNation, Inc.
3.35%, 01/15/2021		770,000	781,146
4.50%, 10/01/2025		465,000	486,534
Avantor, Inc.
6.00%, 10/01/2024(1)		74,000	73,723

Caesars Entertainment Corp.
5.00%, 10/01/2024		1,634,430	3,161,601
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc.
9.38%, 05/01/2022		9,375,000	10,031,250
Choice Hotels International, Inc.
5.75%, 07/01/2022		3,000,000	3,285,000
Cintas Corp. No 2
4.30%, 06/01/2021		165,000	173,953
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020(11)		385,057	424,044
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022		4,452,428	4,854,482
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019		945,144	1,018,984
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024		1,012,070	1,057,614
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024		1,830,113	1,907,618
CRC Escrow Issuer LLC
5.25%, 10/15/2025(1)		182,000	183,875
Cumberland Farms, Inc.
6.75%, 05/01/2025(1)		767,000	813,020
CVS Health Corp.
2.25%, 08/12/2019		2,800,000	2,791,252
4.75%, 12/01/2022(1)		56,000	59,976
5.13%, 07/20/2045		200,000	229,022
CVS Pass-Through Trust
5.77%, 01/10/2033		2,666,682	2,997,585
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)		6,056,622	6,105,439
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023		1,896,536	2,092,676
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027		676,691	701,742
Delta Air Lines, Inc.
2.88%, 03/13/2020		1,295,000	1,303,622
3.63%, 03/15/2022		2,915,000	2,957,713
Dillard’s, Inc.
7.00%, 12/01/2028		340,000	374,317
Ford Motor Credit Co. LLC
2.15%, 01/09/2018		1,000,000	1,000,020
2.55%, 10/05/2018		1,950,000	1,955,654
2.94%, 01/08/2019		2,250,000	2,264,033
1.90%, 08/12/2019		1,000,000	992,372
3.16%, 08/04/2020		1,220,000	1,234,817
4.38%, 08/06/2023		1,080,000	1,137,072
4.13%, 08/04/2025		10,800,000	11,166,884
General Motors Co.
2.19% (3 Month LIBOR USD + 0.800%), 08/07/2020(2)		1,675,000	1,685,030
6.60%, 04/01/2036		975,000	1,187,192
6.25%, 10/02/2043		65,000	76,931
5.20%, 04/01/2045		3,485,000	3,679,347
General Motors Financial Co., Inc.
3.10%, 01/15/2019		1,868,000	1,877,985
2.35%, 10/04/2019		3,000,000	2,990,851
3.15%, 01/15/2020		1,000,000	1,011,242
2.65%, 04/13/2020		1,500,000	1,500,227
4.00%, 10/06/2026		310,000	315,198
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026		850,000	911,625
Goodyear Tire & Rubber Co./The
4.88%, 03/15/2027		440,000	450,450
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/2024		605,000	611,050
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025		940,000	965,850
4.88%, 04/01/2027		1,410,000	1,475,213
IHO Verwaltungs GmbH
4.13% cash or 4.88% PIK, 09/15/2021(1)		445,000	452,788
Ingram Micro, Inc.
5.45%, 12/15/2024		335,000	332,647
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.
6.88%, 02/15/2019(1)		180,000	178,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026(1)		500,000	526,250
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027		3,107,644	3,134,836
Lennar Corp.
4.75%, 11/29/2027(1)		92,000	94,742
Magna International, Inc.
4.15%, 10/01/2025		665,000	706,569
Marriott International, Inc./MD
3.75%, 10/01/2025		2,280,000	2,342,274
Mattel, Inc.
6.75%, 12/31/2025(1)		246,000	249,309
Melco Resorts Finance Ltd.
4.88%, 06/06/2025(1)		200,000	202,157
New Albertsons, Inc.
7.45%, 08/01/2029		175,000	152,687
New Red Finance, Inc.
4.63%, 01/15/2022(1)		3,510,000	3,593,363
4.25%, 05/15/2024(1)		1,884,000	1,879,290
O’Reilly Automotive, Inc.
4.63%, 09/15/2021		1,300,000	1,381,161
PetSmart, Inc.
5.88%, 06/01/2025(1)		206,000	158,105
QVC, Inc.
3.13%, 04/01/2019		400,000	401,461
5.13%, 07/02/2022		3,115,000	3,294,086
4.38%, 03/15/2023		920,000	943,272
SACI Falabella
4.38%, 01/27/2025		2,500,000	2,616,169
Scientific Games International, Inc.
10.00%, 12/01/2022		1,225,000	1,344,438
5.00%, 10/15/2025(1)		78,000	78,195
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 04/01/2028		2,914,742	3,025,210
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030		140,000	139,898
Spirit Issuer Plc
3.22% (3 Month LIBOR GBP + 2.700%), 12/28/2031(2)	GBP	810,000	1,055,418
Tesla, Inc.
5.30%, 08/15/2025(1)		$1,670,000	1,594,850
Toll Brothers Finance Corp.
4.00%, 12/31/2018		1,497,000	1,521,326
5.88%, 02/15/2022		415,000	452,350
4.38%, 04/15/2023		540,000	560,250
Toyota Motor Credit Co.
1.55%, 10/18/2019		9,690,000	9,602,880
Unique Pub Finance Co. Plc/The
5.66%, 06/30/2027	GBP	2,337,593	3,565,251
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/2026		$1,859,125	1,923,265
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026		1,685,000	1,673,374
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025		2,155,000	2,143,693
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,905,423	2,187,006
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,750,136	1,823,641
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		2,550,000	2,603,640
3.45%, 06/01/2026		2,365,000	2,338,020
4.80%, 11/18/2044		926,000	996,124
Wal-Mart Stores, Inc.
1.13%, 04/11/2018		12,696,000	12,692,800
WestJet Airlines Ltd.
3.50%, 06/16/2021(1)(11)		4,540,000	4,581,880
Wyndham Worldwide Corp.
5.10%, 10/01/2025		1,120,000	1,173,580
4.50%, 04/01/2027		6,035,000	6,130,906
Wynn Macau Ltd.
4.88%, 10/01/2024(1)		200,000	201,000
5.50%, 10/01/2027(1)		200,000	202,250

			209,709,676

Consumer, Non-cyclical - 4.44%
AbbVie, Inc.
1.80%, 05/14/2018		3,000,000	2,998,525
3.60%, 05/14/2025		5,738,000	5,897,742
3.20%, 05/14/2026		2,460,000	2,452,071
4.70%, 05/14/2045		750,000	835,715
4.45%, 05/14/2046		2,750,000	2,986,521
Actavis, Inc.
3.25%, 10/01/2022		1,250,000	1,253,691
Adecoagro SA
6.00%, 09/21/2027(1)		150,000	148,725
Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,333,894
Allergan Funding SCS
0.02% (3 Month EURIBOR + 0.350%), 06/01/2019(2)	EUR	100,000	120,145
3.80%, 03/15/2025		$5,550,000	5,648,897
4.55%, 03/15/2035		400,000	422,989
Amgen, Inc.
4.40%, 05/01/2045		2,000,000	2,174,120
4.66%, 06/15/2051		447,000	499,481
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026		9,370,000	9,667,216
4.90%, 02/01/2046		10,813,000	12,521,005
Anthem, Inc.
1.88%, 01/15/2018		5,000,000	4,999,661
2.50%, 11/21/2020		4,000,000	3,991,349
3.50%, 08/15/2024		6,055,000	6,172,019
3.65%, 12/01/2027		3,700,000	3,770,388
4.65%, 01/15/2043		1,675,000	1,835,122
Ascension Health
3.95%, 11/15/2046		825,000	871,490
AstraZeneca Plc
3.38%, 11/16/2025		1,475,000	1,499,207
3.13%, 06/12/2027		1,000,000	987,875
B&G Foods, Inc.
5.25%, 04/01/2025		4,135,000	4,205,915
BAT Capital Corp.
2.76%, 08/15/2022(1)		3,500,000	3,480,482
3.22%, 08/15/2024 (1)		476,000	475,874

Baxalta, Inc.
2.88%, 06/23/2020	1,000,000	1,006,396
4.00%, 06/23/2025	7,555,000	7,806,886
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	909,111
Becton Dickinson and Co.
3.36%, 06/06/2024	2,070,000	2,075,339
3.73%, 12/15/2024	1,560,000	1,597,400
3.70%, 06/06/2027	4,285,000	4,316,811
7.00%, 08/01/2027	361,000	452,181
4.67%, 06/06/2047	2,445,000	2,644,817
Biogen, Inc.
5.20%, 09/15/2045	1,175,000	1,393,606
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	500,000	592,187
0.60%, 08/01/2024	575,000	572,844
BRF GmbH
4.35%, 09/29/2026 (1)	1,730,000	1,672,893
Catalent Pharma Solutions, Inc.
4.88%, 01/15/2026 (1)	800,000	803,000
CDK Global, Inc.
4.88%, 06/01/2027 (1)	275,000	278,437
Celgene Corp.
3.55%, 08/15/2022	975,000	1,004,148
3.63%, 05/15/2024	2,260,000	2,323,813
3.88%, 08/15/2025	5,755,000	5,955,525
5.00%, 08/15/2045	2,850,000	3,230,782
4.35%, 11/15/2047	2,690,000	2,791,578
Cencosud SA
4.38%, 07/17/2027 (1)	3,145,000	3,108,832
6.63%, 02/12/2045	1,500,000	1,638,925
Centene Corp.
4.75%, 01/15/2025	2,160,000	2,197,800
Central Garden & Pet Co.
6.13%, 11/15/2023	1,027,000	1,086,053
5.13%, 02/01/2028	463,000	463,000
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (1)	282,000	298,920
CHS/Community Health Systems, Inc.
6.25%, 03/31/2023	954,000	858,600
Cigna Corp.
3.05%, 10/15/2027	4,115,000	4,040,651
Constellation Brands, Inc.
6.00%, 05/01/2022	750,000	842,851
Danone SA
2.59%, 11/02/2023 (1)	2,535,000	2,471,743
DaVita, Inc.
5.13%, 07/15/2024	244,000	246,440
5.00%, 05/01/2025	141,000	140,958
ERAC USA Finance LLC
3.80%, 11/01/2025 (1)	4,605,000	4,707,027
3.30%, 12/01/2026 (1)	5,480,000	5,431,834
Express Scripts Holding Co.
3.50%, 06/15/2024	1,282,000	1,293,076
4.50%, 02/25/2026	4,123,000	4,374,287
3.40%, 03/01/2027	4,179,000	4,099,732
4.80%, 07/15/2046	1,410,000	1,498,628
First Quality Finance Co., Inc.
4.63%, 05/15/2021 (1)	184,000	185,380
5.00%, 07/01/2025 (1)	1,000,000	1,020,000
Fresenius Medical Care US Finance II, Inc.
6.50%, 09/15/2018 (1)	1,800,000	1,855,987
5.63%, 07/31/2019 (1)	5,620,000	5,878,492
George Washington University/The
3.55%, 09/15/2046	740,000	713,652
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,000,000	1,045,983
3.50%, 02/01/2025	1,251,000	1,293,508
4.75%, 03/01/2046	375,000	433,386
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	5,195,000	5,242,846
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,120,721
6.50%, 02/15/2020	1,300,000	1,378,000
4.75%, 05/01/2023	1,190,000	1,225,700
5.88%, 05/01/2023	844,000	900,970
5.00%, 03/15/2024	1,716,000	1,784,640
5.25%, 04/15/2025	3,075,000	3,251,813
5.25%, 06/15/2026	810,000	858,600
4.50%, 02/15/2027	8,560,000	8,602,800
7.50%, 11/06/2033	1,035,000	1,159,200
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (1)	480,000	502,200
HPHT Finance 15 Ltd.
2.25%, 03/17/2018 (1)	840,000	839,412
Humana, Inc.
3.85%, 10/01/2024	2,915,000	3,031,162
IHS Markit Ltd.
5.00%, 11/01/2022 (1)	703,000	762,193
4.00%, 03/01/2026 (1)	500,000	499,375
Imperial Tobacco Finance Plc
2.95%, 07/21/2020 (1)	1,665,000	1,680,962
Insulet Corp.
1.38%, 11/15/2024 (1)	385,000	390,053
Johnson & Johnson
2.90%, 01/15/2028	3,865,000	3,869,534
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,312,394
3.15%, 05/01/2027	7,000,000	7,004,524
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	690,000	809,794
Kraft Heinz Foods Co.
3.50%, 07/15/2022	2,150,000	2,198,645
3.95%, 07/15/2025	4,605,000	4,755,269
3.00%, 06/01/2026	1,000,000	962,020
5.20%, 07/15/2045	1,000,000	1,099,098
4.38%, 06/01/2046	800,000	791,730
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,497,878
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,364,126
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	4,280,000	4,087,400
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	180,260
Molina Healthcare, Inc.
5.38%, 11/15/2022	536,000	558,780
4.88%, 06/15/2025 (1)	425,000	423,938
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (1)	5,140,000	5,065,244
Mylan NV
3.95%, 06/15/2026	4,485,000	4,521,368
Mylan, Inc.
2.55%, 03/28/2019	300,000	299,983
Neurocrine Biosciences, Inc.
2.25%, 05/15/2024 (1)	95,000	121,303
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	2,630,000	2,648,564
NYU Hospitals Center
4.43%, 07/01/2042	2,000,000	2,156,339
PepsiCo, Inc.
1.35%, 10/04/2019	7,250,000	7,162,964
Pfizer, Inc.
1.20%, 06/01/2018	869,000	867,095
4.40%, 05/15/2044	430,000	493,117
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (1)	595,000	612,850
Post Holdings, Inc.
5.75%, 03/01/2027 (1)	1,250,000	1,271,875
5.63%, 01/15/2028 (1)	1,431,000	1,436,366
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,968,000	1,905,897
Quintiles IMS, Inc.
4.88%, 05/15/2023 (1)	800,000	824,000
Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/2027 (1)	4,085,000	3,988,342
Reynolds American, Inc.
2.30%, 06/12/2018	3,610,000	3,614,223
6.88%, 05/01/2020	1,000,000	1,096,329
3.25%, 11/01/2022	1,215,000	1,231,286
4.45%, 06/12/2025	680,000	724,883
5.85%, 08/15/2045	1,020,000	1,272,685
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	895,000	886,801
2.40%, 09/23/2021	3,182,000	3,131,580
2.88%, 09/23/2023	7,345,000	7,219,526
3.20%, 09/23/2026	1,775,000	1,735,030
Sigma Alimentos SA de CV
4.13%, 05/02/2026	1,800,000	1,815,750
Simmons Foods, Inc.
5.75%, 11/01/2024 (1)	62,000	61,458
Smithfield Foods, Inc.
4.25%, 02/01/2027 (1)	1,290,000	1,323,434
Spectrum Brands, Inc.
6.13%, 12/15/2024	500,000	529,375
5.75%, 07/15/2025	175,000	184,188
Teleflex, Inc.
4.63%, 11/15/2027	679,000	684,805
Tenet Healthcare Corp.
4.50%, 04/01/2021	352,000	353,760
4.38%, 10/01/2021	300,000	299,250
7.50%, 01/01/2022 (1)	1,000,000	1,050,000
4.63%, 07/15/2024 (1)	1,929,000	1,880,775
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	689,616
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	1,564,000	1,428,521
2.80%, 07/21/2023	3,890,000	3,386,934
3.15%, 10/01/2026	5,355,000	4,420,139
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (1)	155,000	161,237
3.38%, 03/22/2027 (1)	380,000	372,195

UBM Plc
5.75%, 11/03/2020 (1)(11)		2,925,000	3,036,712
UnitedHealth Group, Inc.
4.75%, 07/15/2045		1,712,000	2,020,384
4.20%, 01/15/2047		1,288,000	1,386,578
Universal Health Services, Inc.
4.75%, 08/01/2022 (1)		7,595,000	7,737,406
5.00%, 06/01/2026 (1)		2,162,000	2,229,563
University of Southern California
3.03%, 10/01/2039		2,750,000	2,622,876
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (1)		2,640,000	2,415,600
5.88%, 05/15/2023 (1)		700,000	648,375
6.13%, 04/15/2025 (1)		3,000,000	2,745,000
5.50%, 11/01/2025 (1)		582,000	592,185
Verisk Analytics, Inc.
4.88%, 01/15/2019		540,000	552,920
WellCare Health Plans, Inc.
5.25%, 04/01/2025		785,000	828,175
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (1)		1,620,000	1,624,527
3.38%, 10/21/2020 (1)		3,040,000	3,113,146

			345,532,189

Diversified - 0.05%
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024		2,500,000	2,562,630
RWT Holdings, Inc.
5.63%, 11/15/2019		1,460,000	1,470,950

			4,033,580

Energy - 3.29%
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027		1,020,000	1,028,457
Antero Resources Corp.
5.00%, 03/01/2025		400,000	408,000
APT Pipelines Ltd.
3.88%, 10/11/2022 (1)		1,360,000	1,397,275
4.25%, 07/15/2027 (1)		3,360,000	3,476,105
Boardwalk Pipelines LP
3.38%, 02/01/2023		330,000	328,489
5.95%, 06/01/2026		1,610,000	1,795,433
4.45%, 07/15/2027		1,075,000	1,093,329
Canadian Natural Resources Ltd.
5.90%, 02/01/2018		442,000	443,532
3.85%, 06/01/2027		2,175,000	2,219,328
6.25%, 03/15/2038		2,290,000	2,857,762
Cenovus Energy, Inc.
5.70%, 10/15/2019		40,000	42,072
4.25%, 04/15/2027		380,000	378,979
5.40%, 06/15/2047		2,620,000	2,754,825
Centennial Resource Production LLC
5.38%, 01/15/2026 (1)		850,000	865,938
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025		400,000	433,500
5.13%, 06/30/2027		195,000	201,708
Cheniere Energy Partners LP
5.25%, 10/01/2025 (1)		258,000	262,515
Chesapeake Energy Corp.
5.50%, 09/15/2026 (1)		2,665,000	2,426,816
Cimarex Energy Co.
4.38%, 06/01/2024		1,819,000	1,929,899
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024		2,600,000	2,740,982
Concho Resources, Inc.
3.75%, 10/01/2027		830,000	840,591
ConocoPhillips Co.
4.95%, 03/15/2026		1,777,000	2,016,537
Continental Resources, Inc./OK
4.50%, 04/15/2023		250,000	255,000
3.80%, 06/01/2024		8,010,000	7,919,888
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (1)		525,000	527,625
Diamondback Energy, Inc.
4.75%, 11/01/2024		319,000	320,196
Enable Midstream Partners LP
2.40%, 05/15/2019		600,000	596,506
3.90%, 05/15/2024		310,000	311,815
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (1)		1,060,000	1,113,573
Enbridge Energy Partners LP
5.88%, 10/15/2025		2,383,000	2,698,432
7.38%, 10/15/2045		1,430,000	1,898,693
Enbridge, Inc.
6.00% (3 Month LIBOR USD + 3.890%), 01/15/2077 (2)		5,190,000	5,397,600
Energy Transfer LP / Regency Energy Finance Corp.
5.88%, 03/01/2022		1,521,000	1,662,663
Energy Transfer Partners LP
4.15%, 10/01/2020		1,504,000	1,552,997
4.05%, 03/15/2025		4,555,000	4,550,558
4.75%, 01/15/2026		5,707,000	5,919,500
6.50%, 02/01/2042		1,000,000	1,137,930
5.15%, 03/15/2045		700,000	682,729
EnLink Midstream Partners LP
4.40%, 04/01/2024		35,000	36,145
4.15%, 06/01/2025		6,795,000	6,864,327
4.85%, 07/15/2026		440,000	460,946
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (1)		4,000,000	4,282,737
Gazprom OAO Via Gaz Capital SA
3.38%, 11/30/2018	CHF	18,450,000	19,454,436
Genesis Energy LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026		$100,000	99,625
Gulfport Energy Corp.
6.38%, 05/15/2025		215,000	216,075
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025		1,894,000	1,993,283
Hess Corp.
4.30%, 04/01/2027		3,435,000	3,442,471
5.80%, 04/01/2047		2,000,000	2,223,767
Kinder Morgan, Inc.
5.30%, 12/01/2034		2,450,000	2,611,960
Kinder Morgan, Inc./DE
4.30%, 06/01/2025		1,135,000	1,181,983
Marathon Oil Corp.
4.40%, 07/15/2027		2,005,000	2,094,771
Nabors Industries, Inc.
0.75%, 01/15/2024 (1)		2,885,000	2,210,631
Newfield Exploration Co.
5.75%, 01/30/2022		225,000	240,187
5.63%, 07/01/2024		213,000	228,975
5.38%, 01/01/2026		2,893,000	3,059,348
Oceaneering International, Inc.
4.65%, 11/15/2024		2,605,000	2,533,915
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (1)		300,000	303,000
5.25%, 08/15/2025 (1)		750,000	751,875
5.63%, 10/15/2027 (1)		250,000	255,625
Pertamina Persero PT
6.00%, 05/03/2042		280,000	317,870
6.00%, 05/03/2042		200,000	227,050
Petrobras Global Finance BV
6.13%, 01/17/2022		22,455,000	23,830,369
5.30%, 01/27/2025 (1)		454,000	455,362
6.25%, 12/14/2026	GBP	5,330,000	7,868,921
7.38%, 01/17/2027		$1,140,000	1,255,140
6.00%, 01/27/2028 (1)		10,502,000	10,528,255
5.63%, 05/20/2043		2,715,000	2,426,232
7.25%, 03/17/2044		1,159,000	1,205,360
Petroleos de Venezuela SA
6.00%, 05/16/2024 (10)		380,000	85,625
6.00%, 11/15/2026		3,900,000	854,100
Petroleos Mexicanos
5.50%, 01/21/2021		1,065,000	1,129,965
6.38%, 02/04/2021		1,295,000	1,407,665
4.88%, 01/24/2022		2,315,000	2,412,809
5.38%, 03/13/2022 (1)		395,000	418,700
4.50%, 01/23/2026		1,105,000	1,103,011
6.50%, 03/13/2027 (1)		710,000	776,030
6.75%, 09/21/2047 (1)		720,000	751,572
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023		395,000	377,912
4.65%, 10/15/2025		5,650,000	5,820,922
4.50%, 12/15/2026		205,000	207,754
QEP Resources, Inc.
5.38%, 10/01/2022		179,000	183,027
5.25%, 05/01/2023		179,000	181,123
Raizen Fuels Finance SA
5.30%, 01/20/2027 (1)		560,000	585,928
Regency Energy Partners LP / Regency Energy Finance Corp.
4.50%, 11/01/2023		349,000	361,284
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (1)		1,150,000	1,204,625
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024		2,350,000	2,611,481
5.63%, 03/01/2025		6,004,000	6,621,061
5.88%, 06/30/2026		2,130,000	2,392,419
5.00%, 03/15/2027		7,659,000	8,216,549
4.20%, 03/15/2028		1,900,000	1,921,822
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (1)		525,000	531,731
Seven Generations Energy Ltd.
5.38%, 09/30/2025 (1)		4,795,000	4,842,950
Shell International Finance BV
4.38%, 05/11/2045		1,000,000	1,123,336
SM Energy Co.
1.50%, 07/01/2021		285,000	278,766
6.13%, 11/15/2022		10,000	10,187
5.00%, 01/15/2024		115,000	110,903
5.63%, 06/01/2025		75,000	72,750
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)		1,000,000	1,098,692
Southwestern Energy Co.
6.70%, 01/23/2025		2,675,000	2,778,656
Spectra Energy Partners LP
3.38%, 10/15/2026		2,605,000	2,573,676

Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024		1,500,000	1,528,918
4.00%, 10/01/2027		2,765,000	2,710,426
5.40%, 10/01/2047		2,400,000	2,421,236
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024(1)		750,000	769,688
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019		380,000	382,375
4.25%, 11/15/2023		2,400,000	2,373,000
6.75%, 03/15/2024		825,000	884,813
TC PipeLines LP
3.90%, 05/25/2027		3,325,000	3,340,674
Tesoro Corp.
4.75%, 12/15/2023(1)		1,580,000	1,698,346
5.13%, 12/15/2026(1)		1,955,000	2,147,837
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025		390,000	410,163
Texas Eastern Transmission LP
2.80%, 10/15/2022(1)		3,125,000	3,104,598
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(1)		84,600	92,637
Transocean Proteus Ltd.
6.25%, 12/01/2024(1)		377,100	395,484
Transocean, Inc.
7.50%, 01/15/2026(1)		114,000	116,742
Whiting Petroleum Corp.
1.25%, 04/01/2020		900,000	828,000
Williams Partners LP
3.60%, 03/15/2022		1,135,000	1,160,871
3.35%, 08/15/2022		1,000,000	1,010,099
6.30%, 04/15/2040		1,323,000	1,626,036
Woodside Finance Ltd.
3.65%, 03/05/2025(1)		2,375,000	2,388,869
3.70%, 09/15/2026(1)		2,885,000	2,896,609
3.70%, 03/15/2028(1)		1,654,000	1,642,131

			256,125,001

Financials - 13.24%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021		4,000,000	4,200,473
5.00%, 10/01/2021		2,000,000	2,131,749
3.50%, 05/26/2022		820,000	832,084
3.65%, 07/21/2027		5,535,000	5,476,180
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022		4,272,000	4,402,423
4.63%, 07/01/2022		450,000	476,666
Air Lease Corp.
2.75%, 01/15/2023		1,780,000	1,753,755
3.63%, 12/01/2027		3,665,000	3,662,258
Aircastle Ltd.
5.00%, 04/01/2023		2,360,000	2,486,850
4.13%, 05/01/2024		2,420,000	2,456,300
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025		2,115,000	2,107,455
3.95%, 01/15/2028		490,000	500,192
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025		2,490,000	2,519,640
Ally Financial, Inc.
4.75%, 09/10/2018		600,000	607,500
3.25%, 11/05/2018		505,000	506,262
8.00%, 12/31/2018		893,000	935,418
4.63%, 03/30/2025		4,775,000	5,013,750
8.00%, 11/01/2031		12,690,000	16,497,000
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020		3,110,000	3,171,572
3.63%, 11/15/2027		920,000	909,619
American Express Credit Corp.
7.00%, 03/19/2018		1,608,000	1,625,220
American International Group, Inc.
3.90%, 04/01/2026		7,025,000	7,283,146
American Tower Corp.
3.00%, 06/15/2023		3,010,000	3,001,659
American Tower Trust #1
1.55%, 03/15/2018(1)		329,000	328,554
Banco Bilbao Vizcaya Argentaria SA
7.00% (5 Year Swap Rate EUR + 6.160%), 12/29/2049(2)	EUR	2,400,000	3,026,026
Banco BTG Pactual SA/Luxembourg
5.50%, 01/31/2023(1)		$200,000	199,750
Banco de Bogota SA
4.38%, 08/03/2027		2,700,000	2,693,250
Banco Santander SA
3.50%, 04/11/2022		2,400,000	2,446,859
3.80%, 02/23/2028		4,200,000	4,199,299
Bank of America Corp.
6.88%, 04/25/2018		4,390,000	4,457,058
5.65%, 05/01/2018		8,930,000	9,036,546
2.37% (3 Month LIBOR USD + 0.660%), 07/21/2021(2)		2,055,000	2,051,264
3.30%, 01/11/2023		9,015,000	9,221,043
3.00% (3 Month LIBOR USD + 0.790%), 12/20/2023(1)(2)		8,773,000	8,794,291
4.00%, 04/01/2024		3,955,000	4,180,083
4.20%, 08/26/2024		340,000	357,968
3.09% (3 Month LIBOR USD + 1.090%), 10/01/2025(2)		4,865,000	4,852,723
4.25%, 10/22/2026		8,975,000	9,455,608
3.25%, 10/21/2027		10,395,000	10,312,000
3.82% (3 Month LIBOR USD + 1.580%), 01/20/2028(2)		2,630,000	2,719,631
3.71% (3 Month LIBOR USD + 1.510%), 04/24/2028(2)		8,100,000	8,311,393
3.59% (3 Month LIBOR USD + 1.370%), 07/21/2028(2)		670,000	680,823
3.42% (3 Month LIBOR USD + 1.040%), 12/20/2028(1)(2)		4,632,000	4,631,567
4.24% (3 Month LIBOR USD + 1.810%), 04/24/2038(2)		3,020,000	3,272,841
Bank of Montreal
1.50%, 07/18/2019		4,000,000	3,960,767
Bank of New York Mellon Corp.
2.66% (3 Month LIBOR USD + 0.630%), 05/16/2023(2)		6,000,000	5,996,036
Barclays Plc
5.14%, 10/14/2020		275,000	291,192
3.68%, 01/10/2023		3,060,000	3,104,867
4.38%, 09/11/2024		1,980,000	2,028,376
4.38%, 01/12/2026		2,670,000	2,777,387
5.20%, 05/12/2026		2,560,000	2,729,887
4.84%, 05/09/2028		4,500,000	4,682,483
8.25% (5 Year Swap Rate USD + 6.710%), 12/15/2048(2)		6,035,000	6,326,189
7.25% (5 Year Swap Rate GBP + 6.460%), 03/15/2163(2)	GBP	14,083,000	20,749,161
BBVA Bancomer SA/Texas
4.38%, 04/10/2024(1)		$2,800,000	2,919,000
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019		1,880,000	1,856,066
4.40%, 05/15/2042		1,000,000	1,125,901
BNP Paribas SA
2.95%, 05/23/2022(1)		1,920,000	1,923,936
3.80%, 01/10/2024(1)		3,145,000	3,253,225
7.63% (5 Year Swap Rate USD + 6.310%), 12/29/2049(1)(2)		1,620,000	1,782,000
Boston Properties LP
3.20%, 01/15/2025		4,110,000	4,095,928
3.65%, 02/01/2026		415,000	421,488
2.75%, 10/01/2026		5,660,000	5,337,921
BPCE SA
3.00%, 05/22/2022(1)		3,710,000	3,707,945
4.88%, 04/01/2026(1)		2,740,000	2,933,848
3.50%, 10/23/2027(1)		1,880,000	1,849,903
Brixmor Operating Partnership LP
3.88%, 08/15/2022		644,000	659,761
3.65%, 06/15/2024		3,624,000	3,604,287
3.85%, 02/01/2025		1,680,000	1,677,384
4.13%, 06/15/2026		2,980,000	3,004,848
3.90%, 03/15/2027		2,553,000	2,526,616
Brookfield Finance, Inc.
4.70%, 09/20/2047		348,000	364,369
Capital One Bank USA NA
3.38%, 02/15/2023		2,538,000	2,562,684
Capital One Financial Corp.
3.30%, 10/30/2024		4,865,000	4,846,275
Capital One NA/Mclean VA
2.35%, 08/17/2018		1,000,000	1,001,558
Carlyle Holdings Finance LLC
3.88%, 02/01/2023(1)		1,596,000	1,633,334
CBL & Associates LP
5.95%, 12/15/2026		280,000	260,413
CBRE Services, Inc.
5.25%, 03/15/2025		2,675,000	2,941,650
4.88%, 03/01/2026		2,860,000	3,097,829
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		2,450,000	2,527,266
CIT Group, Inc.
5.50%, 02/15/2019(1)		468,000	480,870
Citigroup, Inc.
1.80%, 02/05/2018		10,000,000	9,998,953
6.13%, 05/15/2018		2,000,000	2,030,301
2.15%, 07/30/2018		7,055,000	7,059,360
2.50%, 09/26/2018		5,000,000	5,014,308
2.05%, 12/07/2018		3,000,000	2,996,843
2.05%, 06/07/2019		2,200,000	2,193,421
2.50%, 07/29/2019		2,034,000	2,040,041
2.88% (3 Month LIBOR USD + 0.950%), 07/24/2023(2)		3,235,000	3,218,373
2.91% (3 Month LIBOR USD + 1.430%), 09/01/2023(2)		3,473,000	3,574,838
3.20%, 10/21/2026		6,430,000	6,377,977
3.89% (3 Month LIBOR USD + 1.560%), 01/10/2028(2)		4,550,000	4,708,307
3.67% (3 Month LIBOR USD + 1.390%), 07/24/2028(2)		2,870,000	2,910,898
Citizens Financial Group, Inc.
5.16% (3 Month LIBOR USD + 3.560%), 06/29/2023(2)		6,200,000	6,280,133
CNA Financial Corp.
5.88%, 08/15/2020		1,700,000	1,838,723
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025		1,225,000	1,292,810
Cooperatieve Rabobank
6.63% (5 Year Swap Rate EUR + 6.700%), 06/29/2166(2)	EUR	1,600,000	2,219,716
CPPIB Capital, Inc.
1.25%, 09/20/2019(1)		$7,400,000	7,275,680
Credit Agricole SA
3.25%, 10/04/2024(1)		3,090,000	3,068,507
4.38%, 03/17/2025(1)		5,960,000	6,223,706
8.13% (5 Year Swap Rate USD + 6.280%), 09/19/2033(2)		4,200,000	4,358,970
6.63% (5 Year Swap Rate USD + 4.700%), 09/29/2049(1)(2)		1,865,000	1,934,937
Credit Suisse Group AG
3.00% (3 Month LIBOR USD + 1.200%), 12/14/2023(1)(2)		2,490,000	2,460,412
Crown Castle International Corp.
4.88%, 04/15/2022		4,006,000	4,295,379

5.25%, 01/15/2023			565,000	618,560
3.20%, 09/01/2024			3,639,000	3,600,450
4.00%, 03/01/2027			1,461,000	1,493,355
3.65%, 09/01/2027			862,000	859,634
4.75%, 05/15/2047			3,255,000	3,423,491
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025			194,000	197,880
DDR Corp.
3.90%, 08/15/2024			920,000	926,624
Dexia Credit Local SA
2.25%, 02/18/2020(1)			7,070,000	7,053,381
Digital Realty Trust LP
4.75%, 10/01/2025			1,640,000	1,782,550
Discover Bank
3.10%, 06/04/2020			2,000,000	2,023,612
Discover Financial Services
2.60%, 11/13/2018			2,010,000	2,016,811
3.95%, 11/06/2024			2,167,000	2,213,090
3.75%, 03/04/2025			6,262,000	6,301,937
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(1)			4,471,017	4,664,598
Education Realty Operating Partnership LP
4.60%, 12/01/2024			2,045,000	2,123,334
Essex Portfolio LP
3.63%, 05/01/2027			2,785,000	2,804,369
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(1)			300,000	291,750
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.740%), 11/01/2053(1)(2)			280,000	320,740
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.450%), 10/15/2054(1)(2)			4,000,000	4,311,200
Freedom Mortgage Corp.
8.13%, 11/15/2024(1)			159,000	161,981
GE Capital International Funding Co.
4.42%, 11/15/2035			3,300,000	3,568,955
goeasy Ltd.
7.88%, 11/01/2022(1)			134,000	139,863
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018			4,000,000	4,006,308
2.38%, 01/22/2018			2,000,000	2,000,409
6.15%, 04/01/2018			12,500,000	12,626,919
7.50%, 02/15/2019			4,865,000	5,141,147
5.25%, 07/27/2021			2,800,000	3,034,310
5.75%, 01/24/2022			2,190,000	2,428,068
3.00%, 04/26/2022			2,120,000	2,128,107
3.63%, 01/22/2023			5,055,000	5,221,242
3.50%, 01/23/2025			2,622,000	2,662,922
3.27% (3 Month LIBOR USD + 1.200%), 09/29/2025(2)			3,700,000	3,684,247
3.50%, 11/16/2026			5,660,000	5,691,702
3.69% (3 Month LIBOR USD + 1.510%), 06/05/2028(2)			6,585,000	6,678,260
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028(1)			463,000	459,295
HCP, Inc.
3.75%, 02/01/2019			4,000,000	4,047,888
4.20%, 03/01/2024			1,175,000	1,229,032
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023			1,356,000	1,379,070
3.63%, 01/15/2028			1,605,000	1,587,435
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022			3,335,000	3,325,790
Hercules Capital, Inc.
4.38%, 02/01/2022(1)			1,270,000	1,305,719
Highwoods Realty LP
7.50%, 04/15/2018			3,100,000	3,146,905
Hospitality Properties Trust
3.95%, 01/15/2028			3,375,000	3,272,996
Host Hotels & Resorts LP
3.75%, 10/15/2023			2,175,000	2,213,669
4.50%, 02/01/2026			1,600,000	1,674,692
Howard Hughes Corp./The
5.38%, 03/15/2025(1)			182,000	186,550
HSBC Holdings Plc
2.95%, 05/25/2021			1,805,000	1,817,226
2.65%, 01/05/2022			1,340,000	1,330,952
3.26% (3 Month LIBOR USD + 1.060%), 03/13/2023(2)			1,585,000	1,606,872
4.30%, 03/08/2026			4,705,000	5,000,990
6.38% (5 Year Mid Swap Rate USD + 4.370%), 03/29/2049(2)			1,500,000	1,612,500
ING Bank NV
5.80%, 09/25/2023(1)			2,965,000	3,326,927
4.13% (5 Year Mid Swap Rate USD + 2.700%), 11/21/2023(2)			1,840,000	1,858,260
International Lease Finance Corp.
7.13%, 09/01/2018(1)			500,000	515,932
8.25%, 12/15/2020			1,700,000	1,952,570
Intesa Sanpaolo SpA
3.13%, 07/14/2022(1)			5,405,000	5,365,336
5.02%, 06/26/2024(1)			2,900,000	2,968,776
5.71%, 01/15/2026(1)			1,000,000	1,053,233
Iron Mountain, Inc.
5.25%, 03/15/2028(1)			154,000	153,230
iStar, Inc.
3.13%, 09/15/2022(1)			1,765,000	1,756,175
Jackson National Life Global Funding
1.88%, 10/15/2018(1)			1,000,000	998,992
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020(1)			13,670,000	14,063,013
7.25%, 08/15/2024(1)			200,000	205,250
Jefferies Group LLC
5.13%, 01/20/2023			3,100,000	3,359,334
6.25%, 01/15/2036			1,430,000	1,625,128
JPMorgan Chase & Co.
6.00%, 01/15/2018			1,915,000	1,917,663
2.75%, 06/23/2020			400,000	403,468
4.50%, 01/24/2022			3,440,000	3,680,561
2.70%, 05/18/2023			1,850,000	1,837,592
2.59% (3 Month LIBOR USD + 1.230%), 10/24/2023(2)			6,125,000	6,283,583
3.22% (3 Month LIBOR USD + 1.160%), 03/01/2025(2)			3,000,000	3,022,751
3.90%, 07/15/2025			2,100,000	2,201,008
3.30%, 04/01/2026			5,825,000	5,869,416
2.95%, 10/01/2026			12,325,000	12,102,713
3.78% (3 Month LIBOR USD + 1.340%), 02/01/2028(2)			4,000,000	4,143,832
3.54% (3 Month LIBOR USD + 1.380%), 05/01/2028(2)			11,140,000	11,329,944
3.88% (3 Month LIBOR USD + 1.360%), 07/24/2038(2)			4,080,000	4,211,431
Kilroy Realty LP
3.45%, 12/15/2024			1,845,000	1,839,283
4.38%, 10/01/2025			1,515,000	1,588,971
Kimco Realty Corp.
3.30%, 02/01/2025			880,000	872,932
KIRS Midco 3 Plc
8.38%, 07/15/2023(1)		GBP	600,000	821,770
Kreditanstalt fuer Wiederaufbau
0.88%, 04/19/2018	$		1,000,000	997,993
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021(1)			1,025,000	1,055,750
5.25%, 10/01/2025(1)			2,500,000	2,487,500
Lazard Group LLC
4.25%, 11/14/2020			2,684,000	2,795,394
LeasePlan Co. NV
2.50%, 05/16/2018(1)			3,325,000	3,325,380
Liberty Mutual Group, Inc.
4.85%, 08/01/2044(1)			3,045,000	3,381,250
Liberty Property LP
4.13%, 06/15/2022			2,000,000	2,100,349
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.810%), 11/07/2023(2)			4,140,000	4,103,959
4.50%, 11/04/2024			2,825,000	2,963,593
4.65%, 03/24/2026			2,700,000	2,850,226
3.57% (3 Month LIBOR USD + 1.210%), 11/07/2028(2)			420,000	415,924
7.00% (5 Year Swap Rate GBP + 5.060%), 06/27/2164(2)		GBP	19,450,000	27,652,109
7.63% (5 Year Swap Rate GBP + 5.010%), 06/27/2164(2)			1,900,000	2,951,739
Marsh & McLennan Cos, Inc.
4.35%, 01/30/2047	$		515,000	569,917
MetLife, Inc.
6.40%, 12/15/2036			1,000,000	1,150,310
Metropolitan Life Global Funding I
1.55%, 09/13/2019(1)			6,965,000	6,885,021
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024			1,079,000	1,149,135
Mid-America Apartments LP
3.60%, 06/01/2027			1,400,000	1,401,988
Morgan Stanley
6.63%, 04/01/2018			11,500,000	11,625,970
7.30%, 05/13/2019			9,000,000	9,594,186
2.21% (3 Month LIBOR USD + 0.800%), 02/14/2020(2)			3,825,000	3,840,246
2.29% (3 Month LIBOR USD + 0.930%), 07/22/2022(2)			1,000,000	1,008,031
4.88%, 11/01/2022			1,365,000	1,469,668
3.75%, 02/25/2023			6,845,000	7,092,880
3.70%, 10/23/2024			565,000	583,701
5.00%, 11/24/2025			7,275,000	7,958,687
3.88%, 01/27/2026			3,025,000	3,152,356
3.13%, 07/27/2026			900,000	887,454
3.63%, 01/20/2027			2,875,000	2,941,600
3.95%, 04/23/2027			2,630,000	2,669,952
3.59% (3 Month LIBOR USD + 1.340%), 07/22/2028(2)			3,705,000	3,737,995
3.97% (3 Month LIBOR USD + 1.460%), 07/22/2038(2)			1,845,000	1,909,037
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026			40,000	41,400
5.00%, 10/15/2027			1,855,000	1,889,781
Nationwide Building Society
3.90%, 07/21/2025(1)			1,725,000	1,809,536
Nationwide Mutual Insurance Co.
3.88% (3 Month LIBOR USD + 2.290%), 12/15/2024(1)(2)			1,050,000	1,044,829
Navient Corp.
5.50%, 01/15/2019			2,140,000	2,177,450
4.88%, 06/17/2019			7,550,000	7,677,595
8.00%, 03/25/2020			4,503,000	4,868,869
5.88%, 03/25/2021			6,223,000	6,425,247
6.50%, 06/15/2022			242,000	253,858
New York Life Global Funding
1.55%, 11/02/2018(1)			2,000,000	1,993,043
1.50%, 10/24/2019(1)			7,230,000	7,133,454
2.35%, 07/14/2026(1)			1,000,000	954,171
Old Republic International Corp.
4.88%, 10/01/2024			1,600,000	1,713,462
3.88%, 08/26/2026			4,305,000	4,332,388

Omega Healthcare Investors, Inc.
4.50%, 01/15/2025		5,050,000	5,045,324
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (1)		8,299,000	8,574,527
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022		112,000	115,360
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/2022 (1)(11)		132,000	136,290
Physicians Realty LP
3.95%, 01/15/2028		177,000	174,890
PNC Bank NA
1.50%, 02/23/2018		6,690,000	6,687,900
Principal Financial Group, Inc.
4.70% (3 Month LIBOR USD + 3.040%), 05/15/2055 (2)		1,435,000	1,469,440
Prologis LP
3.75%, 11/01/2025		1,325,000	1,388,835
Protective Life Global Funding
2.07% (3 Month LIBOR USD + 0.550%), 06/08/2018 (1)(2)		4,000,000	4,006,082
2.70%, 11/25/2020 (1)		1,950,000	1,958,422
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (1)		97,000	101,850
Quicken Loans, Inc.
5.75%, 05/01/2025 (1)		815,000	843,533
Raymond James Financial, Inc.
4.95%, 07/15/2046		2,000,000	2,259,093
Regency Centers LP
3.60%, 02/01/2027		685,000	685,431
Reinsurance Group of America, Inc.
5.00%, 06/01/2021		500,000	534,599
4.70%, 09/15/2023		1,000,000	1,072,539
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	877,133
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		354,206	382,542
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		272,461	294,258
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022		3,025,000	3,315,213
2.89% (3 Month LIBOR USD + 1.470%), 05/15/2023 (2)		1,187,000	1,200,003
3.50% (3 Month LIBOR USD + 1.480%), 05/15/2023 (2)		2,445,000	2,450,029
3.88%, 09/12/2023		3,088,000	3,139,831
6.00%, 12/19/2023		960,000	1,059,208
5.13%, 05/28/2024		375,000	397,671
8.00% (5 Year Swap Rate USD + 5.720%), 12/29/2049 (2)		1,475,000	1,687,031
Santander Holdings USA, Inc.
3.70%, 03/28/2022 (1)		122,000	123,454
3.40%, 01/18/2023 (1)		184,000	183,257
4.40%, 07/13/2027 (1)		153,000	156,421
Santander Issuances SAU
5.18%, 11/19/2025		2,400,000	2,591,371
Santander UK Group Holdings Plc
2.88%, 10/16/2020		3,135,000	3,145,361
2.88%, 08/05/2021		4,430,000	4,419,147
3.57%, 01/10/2023		3,185,000	3,230,535
4.75%, 09/15/2025 (1)		1,025,000	1,074,598
6.75% (5 Year Swap Rate GBP + 5.790%), 06/24/2164 (2)	GBP	3,000,000	4,420,044
SBA Communications Corp.
4.00%, 10/01/2022 (1)		$1,107,000	1,108,384
4.88%, 09/01/2024		828,000	850,770
Simon Property Group LP
2.50%, 09/01/2020		1,530,000	1,535,441
Sirius International Group Ltd.
4.60%, 11/01/2026 (1)		1,140,000	1,113,552
SL Green Operating Partnership LP
3.25%, 10/15/2022		3,000,000	2,988,100
SL Green Realty Corp.
5.00%, 08/15/2018		1,963,000	1,987,045
7.75%, 03/15/2020		1,398,000	1,538,127
4.50%, 12/01/2022		850,000	890,047
SLM Corp.
5.13%, 04/05/2022		895,000	930,800
Societe Generale SA
4.25%, 04/14/2025 (1)		7,125,000	7,266,806
4.25%, 04/14/2025		5,550,000	5,660,459
8.25%, 09/29/2049		2,300,000	2,406,375
7.38% (5 Year Swap Rate USD + 6.240%), 12/29/2049 (1)(2)		1,655,000	1,793,689
Springleaf Finance Corp.
5.25%, 12/15/2019		120,000	123,450
8.25%, 12/15/2020		2,630,000	2,893,000
7.75%, 10/01/2021		4,360,000	4,796,000
6.13%, 05/15/2022		1,636,000	1,697,350
5.63%, 03/15/2023		3,700,000	3,708,140
Starwood Property Trust, Inc.
4.75%, 03/15/2025 (1)		222,000	220,335
Synchrony Financial
3.00%, 08/15/2019		1,335,000	1,344,155
4.50%, 07/23/2025		2,778,000	2,902,358
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.660%), 09/15/2054 (1)(2)		4,500,000	4,565,250
The Goldman Sachs Group, Inc.
2.91% (3 Month LIBOR USD + 1.050%), 06/05/2023 (2)		1,920,000	1,906,993
Thomson Reuters Corp.
3.35%, 05/15/2026		1,390,000	1,383,015
Toronto-Dominion Bank/The
3.63% (5 Year Swap Rate USD + 2.210%), 09/15/2031 (2)		3,335,000	3,325,087
Trinity Acquisition Plc
3.50%, 09/15/2021		200,000	203,879
UBS AG
4.75% (5 Year Swap Rate USD + 3.770%), 05/22/2023 (2)		1,853,000	1,865,708
UBS AG/Stamford CT
2.38%, 08/14/2019		6,000,000	6,004,330
UBS Group AG
7.13% (5 Year Swap Rate USD + 5.460%), 12/29/2049 (2)		1,725,000	1,831,605
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (1)		2,825,000	2,963,986
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (1)		4,100,000	4,164,731
2.86% (3 Month LIBOR USD + 0.950%), 08/15/2023 (1)(2)		1,110,000	1,097,165
UDR, Inc.
3.70%, 10/01/2020		3,500,000	3,592,908
4.63%, 01/10/2022		21,000	22,270
UniCredit SpA
3.75%, 04/12/2022 (1)		4,300,000	4,374,705
4.63%, 04/12/2027 (1)		2,950,000	3,111,682
Unum Group
3.00%, 05/15/2021		290,000	291,997
3.88%, 11/05/2025		4,925,000	5,041,996
Vantiv LLC / Vanity Issuer Corp.
4.38%, 11/15/2025 (1)		755,000	764,573
Ventas Realty LP
2.70%, 04/01/2020		3,000,000	3,013,140
3.25%, 10/15/2026		2,000,000	1,946,859
3.85%, 04/01/2027		1,485,000	1,511,921
VEREIT Operating Partnership LP
3.00%, 02/06/2019		800,000	803,790
4.60%, 02/06/2024		685,000	716,162
4.88%, 06/01/2026		2,710,000	2,867,252
3.95%, 08/15/2027		2,155,000	2,129,752
Visa, Inc.
4.30%, 12/14/2045		2,880,000	3,274,175
Wachovia Corp.
5.75%, 02/01/2018		8,000,000	8,024,800
WEA Finance LLC / Westfield UK & Europe Finance Plc
2.70%, 09/17/2019 (1)		4,789,000	4,814,367
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,597,609
Wells Fargo & Co.
2.60%, 07/22/2020		310,000	311,888
2.63%, 07/22/2022		4,000,000	3,977,966
3.07%, 01/24/2023		4,705,000	4,739,759
3.55%, 09/29/2025		1,290,000	1,323,812
3.00%, 04/22/2026		10,757,000	10,550,859
3.00%, 10/23/2026		770,000	754,508
3.58% (3 Month LIBOR USD + 1.310%), 05/22/2028 (2)		12,555,000	12,795,550
Welltower, Inc.
2.25%, 03/15/2018		2,812,000	2,813,086
4.50%, 01/15/2024		650,000	694,456
4.00%, 06/01/2025		4,690,000	4,848,565
Willis North America, Inc.
3.60%, 05/15/2024		5,875,000	5,971,284

			1,030,902,880

Industrials - 1.68%
Airbus Group Finance BV
2.70%, 04/17/2023 (1)		1,610,000	1,608,492
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (1)		2,990,000	2,945,524
Arconic, Inc.
5.87%, 02/23/2022		1,520,000	1,645,400
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (1)		400,000	407,000
4.63%, 05/15/2023 (1)		400,000	408,000
Arrow Electronics, Inc.
3.25%, 09/08/2024		131,000	128,336
Autoridad del Canal de Panama
4.95%, 07/29/2035 (1)		200,000	223,000
Aviation Capital Group Corp.
4.88%, 10/01/2025 (1)		2,789,000	3,029,322
Aviation Capital Group LLC
3.50%, 11/01/2027 (1)		1,325,000	1,298,181
Avnet, Inc.
4.63%, 04/15/2026		5,695,000	5,872,235
Ball Corp.
4.38%, 12/15/2020		752,000	778,320
Boral Finance Pty Ltd.
3.00%, 11/01/2022 (1)		245,000	242,823
3.75%, 05/01/2028 (1)		1,562,000	1,573,094
Brambles USA, Inc.
4.13%, 10/23/2025 (1)		835,000	865,748
CCCI Treasure Ltd.
3.50% (5 Year CMT Rate + 7.190%), 12/29/2049 (2)		200,000	199,461
Clean Harbors, Inc.
5.13%, 06/01/2021		930,000	939,300
CNH Industrial Capital LLC
3.63%, 04/15/2018		1,499,000	1,506,765

CRCC Yupeng Ltd.
3.95% (5 Year CMT Rate + 7.250%), 02/28/2049 (2)		200,000	201,340
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026		1,175,000	1,157,375
DAE Funding LLC
4.00%, 08/01/2020 (1)		170,000	171,700
4.50%, 08/01/2022 (1)		230,000	225,975
5.00%, 08/01/2024 (1)		420,000	414,750
Echo Global Logistics, Inc.
2.50%, 05/01/2020		2,205,000	2,276,662
Embraer Netherlands Finance BV
5.40%, 02/01/2027		1,290,000	1,393,200
Embraer Overseas Ltd.
5.70%, 09/16/2023 (1)		3,575,000	3,905,687
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (1)		194,000	200,790
Graphic Packaging International, Inc.
4.88%, 11/15/2022		400,000	425,000
4.13%, 08/15/2024		619,000	640,665
Greenbrier Co., Inc./The
2.88%, 02/01/2024 (1)		2,415,000	2,876,869
Harris Corp.
4.85%, 04/27/2035		1,185,000	1,323,474
Itron, Inc.
5.00%, 01/15/2026 (1)		800,000	803,000
Jabil, Inc.
4.70%, 09/15/2022		3,685,000	3,863,354
Jeld-Wen, Inc.
4.88%, 12/15/2027 (1)		73,000	73,730
Keysight Technologies, Inc.
4.55%, 10/30/2024		2,250,000	2,386,546
4.60%, 04/06/2027		2,960,000	3,114,542
Koppers, Inc.
6.00%, 02/15/2025 (1)		180,000	190,800
L3 Technologies, Inc.
5.20%, 10/15/2019		4,200,000	4,398,662
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (1)		405,000	399,205
Lockheed Martin Corp.
2.90%, 03/01/2025		5,635,000	5,615,827
3.55%, 01/15/2026		1,660,000	1,723,273
Martin Marietta Materials, Inc.
4.25%, 07/02/2024		1,235,000	1,298,796
4.25%, 12/15/2047		3,570,000	3,529,108
Masco Corp.
3.50%, 04/01/2021		2,118,000	2,151,147
4.45%, 04/01/2025		4,700,000	4,983,410
6.50%, 08/15/2032		1,340,000	1,635,236
Multi-Color Corp.
4.88%, 11/01/2025 (1)		1,300,000	1,304,875
Northrop Grumman Corp.
3.25%, 01/15/2028		3,730,000	3,734,280
OI European Group BV
4.00%, 03/15/2023 (1)		1,356,000	1,357,831
Owens Corning
4.20%, 12/15/2022		35,000	36,694
4.20%, 12/01/2024		5,992,000	6,276,260
3.40%, 08/15/2026		585,000	574,043
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021 (1)		233,000	224,263
5.25%, 08/15/2022 (1)		1,854,000	1,842,412
4.50%, 03/15/2023 (1)		465,000	444,075
5.50%, 02/15/2024 (1)		422,000	418,835
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.38%, 03/15/2018 (1)		2,236,000	2,242,638
Republic Services, Inc.
2.90%, 07/01/2026		3,000,000	2,936,748
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020		881,888	895,116
4.86% (3 Month LIBOR USD + 3.500%), 07/15/2021 (1)(2)		1,200,000	1,218,000
SBA Tower Trust
2.90%, 10/08/2019 (1)		1,650,000	1,653,919
2.88%, 07/09/2021 (1)		3,000,000	2,977,500
3.17%, 04/11/2022 (1)		2,175,000	2,164,815
3.87%, 10/08/2024 (1)		830,000	836,920
Sealed Air Corp.
5.25%, 04/01/2023 (1)		850,000	905,250
5.50%, 09/15/2025 (1)		295,000	321,550
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (1)		5,640,000	5,325,774
Spirit AeroSystems, Inc.
3.85%, 06/15/2026		195,000	197,961
Standard Industries, Inc.
4.75%, 01/15/2028 (1)		220,000	220,508
Textron, Inc.
1.96% (3 Month LIBOR USD + 0.550%), 11/10/2020 (2)		830,000	829,767
Tutor Perini Corp.
2.88%, 06/15/2021		1,225,000	1,350,563
United Technologies Co.
1.78%, 05/04/2018 (12)		5,768,000	5,759,167
Votorantim Cimentos SA
7.25%, 04/05/2041 (1)		3,621,000	3,915,206
Vulcan Materials Co.
4.50%, 06/15/2047		2,148,000	2,191,145
Wabtec Corp.
3.45%, 11/15/2026		3,585,000	3,505,005

			130,712,244

Real Estate - 0.53%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020		1,827,000	1,834,602
4.60%, 04/01/2022		4,407,000	4,679,182
3.95%, 01/15/2027		3,440,000	3,513,143
4.50%, 07/30/2029		636,000	673,964
American Tower Corp.
3.30%, 02/15/2021		3,098,000	3,154,526
3.45%, 09/15/2021		110,000	112,418
3.50%, 01/31/2023		717,000	733,029
4.40%, 02/15/2026		1,863,000	1,958,623
3.38%, 10/15/2026		3,487,000	3,424,974
Crown Castle International Corp.
4.45%, 02/15/2026		1,550,000	1,626,931
3.70%, 06/15/2026		3,225,000	3,221,950
DDR Corp.
3.63%, 02/01/2025		2,225,000	2,188,101
4.25%, 02/01/2026		2,500,000	2,543,280
HCP, Inc.
4.00%, 12/01/2022		1,900,000	1,989,199
4.00%, 06/01/2025		3,240,000	3,334,387
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022		1,270,000	1,337,854
Kimco Realty Corp.
3.40%, 11/01/2022		150,000	152,951
Realty Income Corp.
2.00%, 01/31/2018		5,000,000	4,999,550

			41,478,664

Technology - 1.82%
Activision Blizzard, Inc.
4.50%, 06/15/2047		3,810,000	4,000,832
Apple, Inc.
1.00%, 05/03/2018		3,000,000	2,992,579
1.55%, 02/08/2019		4,655,000	4,639,497
2.10%, 05/06/2019		2,030,000	2,034,489
1.10%, 08/02/2019		2,245,000	2,213,900
2.40%, 05/03/2023		2,780,000	2,750,973
3.00%, 02/09/2024		1,420,000	1,437,727
3.20%, 05/13/2025		1,980,000	2,019,480
3.20%, 05/11/2027		3,375,000	3,416,876
4.65%, 02/23/2046		1,250,000	1,462,453
4.25%, 02/09/2047		4,405,000	4,890,299
3.75%, 11/13/2047		3,620,000	3,705,764
Autodesk, Inc.
4.38%, 06/15/2025		4,610,000	4,836,430
BMC Software Finance, Inc.
8.13%, 07/15/2021 (1)		4,938,000	4,968,862
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022 (1)		2,750,000	2,726,392
3.63%, 01/15/2024 (1)		2,385,000	2,371,122
3.88%, 01/15/2027 (1)		5,427,000	5,338,936
Cadence Design Systems, Inc.
4.38%, 10/15/2024		3,153,000	3,344,389
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (1)		1,225,000	1,225,000
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (1)		1,800,000	1,822,388
4.42%, 06/15/2021 (1)		970,000	1,010,662
6.02%, 06/15/2026		4,100,000	4,519,650
8.35%, 07/15/2046 (1)		3,440,000	4,429,492
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (1)		6,315,000	6,961,363
Evolent Health, Inc.
2.00%, 12/01/2021		810,000	759,375
Fidelity National Information Services, Inc.
1.70%, 06/30/2022	GBP	100,000	135,156
3.00%, 08/15/2026		$5,125,000	4,952,291
First Data Corp.
5.00%, 01/15/2024 (1)		3,205,000	3,297,144
Harland Clarke Holdings Corp.
8.38%, 08/15/2022 (1)		218,000	226,382
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025		3,440,000	3,630,894
KLA-Tencor Corp.
4.65%, 11/01/2024		2,500,000	2,711,170
Microsoft Corp.
1.10%, 08/08/2019		8,930,000	8,809,701
1.85%, 02/06/2020		400,000	398,795
1.85%, 02/12/2020		460,000	458,192
2.40%, 08/08/2026		3,165,000	3,051,353
4.10%, 02/06/2037		2,505,000	2,794,781
3.75%, 02/12/2045		650,000	684,123
4.45%, 11/03/2045		1,100,000	1,288,109
MSCI, Inc.
4.75%, 08/01/2026 (1)		180,000	189,000
NetApp, Inc.
2.00%, 09/27/2019		74,000	73,419

3.30%, 09/29/2024		152,000	151,376
Nuance Communications, Inc.
1.00%, 12/15/2035		3,395,000	3,240,103
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (1)		459,000	470,030
4.13%, 06/01/2021 (1)		2,828,000	2,884,560
3.88%, 09/01/2022 (1)		3,395,000	3,433,194
Oracle Corp.
3.25%, 11/15/2027		2,570,000	2,612,810
Quintiles IMS, Inc.
2.88%, 09/15/2025 (1)	EUR	100,000	120,825
Rovi Corp.
0.50%, 03/01/2020		$930,000	875,363
Seagate HDD Cayman
4.75%, 01/01/2025		3,297,000	3,237,046
4.88%, 06/01/2027		855,000	817,303
5.75%, 12/01/2034		1,022,000	983,280
TSMC Global Ltd.
1.63%, 04/03/2018 (1)		7,271,000	7,258,065
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 02/01/2023 (1)		1,415,000	1,482,213
VMware, Inc.
2.30%, 08/21/2020		230,000	228,680
2.95%, 08/21/2022		190,000	189,444
3.90%, 08/21/2027		160,000	161,471
Western Digital Corp.
10.50%, 04/01/2024		500,000	579,375

			141,304,578

Utilities - 1.49%
AEP Texas, Inc.
3.85%, 10/01/2025 (1)		1,500,000	1,566,031
AEP Transmission Co. LLC
3.10%, 12/01/2026 (1)		1,575,000	1,577,690
Black Hills Corp.
2.50%, 01/11/2019		1,555,000	1,559,227
Calpine Corp.
5.25%, 06/01/2026 (1)		266,000	260,683
Cleco Power LLC
6.00%, 12/01/2040		1,000,000	1,255,462
Dominion Energy, Inc.
1.88%, 12/15/2018 (1)		4,500,000	4,485,623
3.90%, 10/01/2025		2,480,000	2,587,538
Duke Energy Carolinas LLC
3.70%, 12/01/2047		2,500,000	2,572,762
Duke Energy Progress LLC
3.25%, 08/15/2025		2,613,000	2,666,742
4.10%, 03/15/2043		900,000	976,598
4.20%, 08/15/2045		1,000,000	1,101,832
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (1)		400,000	437,387
5.90%, 12/01/2021 (1)		1,500,000	1,658,348
EDP Finance BV
3.63%, 07/15/2024 (1)		3,160,000	3,182,512
Empresas Publicas de Medellin ESP
8.38%, 11/08/2027 (1)	COP	4,844,000,000	1,665,355
Enel Americas SA
4.00%, 10/25/2026		$2,600,000	2,639,702
Enel Finance International NV
2.75%, 04/06/2023 (1)		3,060,000	3,014,740
3.63%, 05/25/2027 (1)		3,175,000	3,153,617
6.00%, 10/07/2039 (1)		2,445,000	3,039,962
4.75%, 05/25/2047 (1)		3,405,000	3,683,493
Entergy Corp.
5.13%, 09/15/2020		1,250,000	1,320,514
FirstEnergy Corp.
3.90%, 07/15/2027		3,385,000	3,467,437
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)		5,535,000	5,838,016
Indiana Michigan Power Co.
7.00%, 03/15/2019		1,397,000	1,472,773
3.20%, 03/15/2023		3,000,000	3,038,244
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/2028 (1)		1,685,000	1,662,253
4.88%, 01/14/2048 (1)		1,045,000	1,004,506
ITC Holdings Corp.
3.25%, 06/30/2026		2,000,000	1,988,026
Jersey Central Power & Light Co.
4.80%, 06/15/2018		2,000,000	2,023,337
4.70%, 04/01/2024 (1)		150,000	162,387
4.30%, 01/15/2026 (1)		1,000,000	1,043,379
Kansas City Power & Light Co.
3.65%, 08/15/2025		1,700,000	1,739,641
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)		4,500,000	4,373,253
Metropolitan Edison Co.
4.00%, 04/15/2025 (1)		4,000,000	4,109,623
MidAmerican Energy Co.
4.25%, 05/01/2046		949,000	1,064,376
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/2018		3,230,000	3,220,649
2.40%, 09/15/2019		793,000	794,957
NextEra Energy Operating Partners LP
4.50%, 09/15/2027 (1)		900,000	895,500
NiSource Finance Corp.
4.38%, 05/15/2047		2,097,000	2,296,308
Northern States Power Co./MN
4.00%, 08/15/2045		1,000,000	1,081,692
NRG Energy, Inc.
7.25%, 05/15/2026		950,000	1,034,303
5.75%, 01/15/2028 (1)		230,000	232,300
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (1)		1,160,000	1,166,902
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024		200,000	214,915
5.13%, 05/16/2024		2,100,000	2,256,610
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (1)		2,615,000	2,802,326
Public Service Co. of New Mexico
3.85%, 08/01/2025		2,000,000	2,045,863
Puget Energy, Inc.
6.50%, 12/15/2020		2,903,000	3,213,406
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021		3,250,000	3,323,594
4.40%, 05/30/2047		1,915,000	2,049,741
Southern Co./The
3.25%, 07/01/2026		332,000	325,512
Spire, Inc.
3.54%, 02/27/2024		5,000,000	5,034,358
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (1)		3,700,000	3,666,473
Tucson Electric Power Co.
3.05%, 03/15/2025		3,000,000	2,936,485

			115,984,963

Total Corporate Bonds			$2,612,999,240

Government Related - 20.94%
Abu Dhabi Government International Bond
2.50%, 10/11/2022 (1)		$2,400,000	$2,352,000
3.13%, 10/11/2027 (1)		2,400,000	2,346,624
4.13%, 10/11/2047 (1)		2,100,000	2,077,152
Africa Finance Corp.
3.88%, 04/13/2024 (1)		1,085,000	1,092,324
Argentina Bonar Bonds
24.81% (BADLARPP + 3.250%), 03/01/2020 (2)	ARS	3,000,000	168,322
25.41% (BADLARPP + 2.000%), 04/03/2022 (2)		162,400,000	8,675,866
Argentina POM Politica Monetaria
27.28% (ARPP7DRR + 0.000%), 06/21/2020 (2)		114,377,000	6,570,920
Argentine Republic Government International Bond
3.88%, 01/15/2022	EUR	16,200,000	20,458,565
3.38%, 01/15/2023		400,000	489,269
5.25%, 01/15/2028		400,000	498,915
6.25%, 11/09/2047		300,000	364,698
Autonomous Community of Catalonia
4.75%, 06/04/2018		28,000	34,022
4.95%, 02/11/2020		50,000	63,348
4.90%, 09/15/2021		50,000	63,297
Bay Area Toll Authority
6.26%, 04/01/2049		$650,000	960,258
Bermuda Government International Bond
4.14%, 01/03/2023 (1)		544,000	570,449
4.85%, 02/06/2024 (1)		815,000	882,344
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028		2,540,000	2,710,383
City of New York NY
3.55%, 12/01/2028		3,645,000	3,748,992
6.27%, 12/01/2037		2,050,000	2,768,156
Commonwealth of Massachusetts
4.91%, 05/01/2029		2,460,000	2,887,671
Commonwealth of Puerto Rico
5.00%, 07/01/2021 (10)		240,000	54,000
4.13%, 07/01/2022 (10)		100,000	22,250
5.70%, 07/01/2023 (10)		170,000	36,975
5.25%, 07/01/2026 (10)		200,000	45,000
5.00%, 07/01/2028 (10)		20,000	4,500
5.13%, 07/01/2028 (10)		30,000	6,750
5.38%, 07/01/2030 (10)		165,000	37,125
5.13%, 07/01/2031 (10)		2,590,000	582,750
5.50%, 07/01/2032 (10)		1,610,000	362,250
8.00%, 07/01/2035 (10)		800,000	190,000
5.13%, 07/01/2037 (10)		190,000	42,750
5.25%, 07/01/2037 (10)		100,000	22,500
5.75%, 07/01/2038 (10)		80,000	18,000
6.00%, 07/01/2038 (10)		610,000	137,250
5.50%, 07/01/2039 (10)		520,000	117,000
6.00%, 07/01/2039 (10)		55,000	12,375
6.50%, 07/01/2040 (10)		30,000	6,750
5.00%, 07/01/2041 (10)		395,000	88,875
5.75%, 07/01/2041 (10)		100,000	22,500
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040		985,000	1,319,457
European Investment Bank
1.75%, 06/17/2019		2,850,000	2,840,103
Federal Republic of Brazil
10.00%, 01/01/2023	BRL	14,685,000	4,479,434

Indonesia Government International Bond
3.70%, 01/08/2022 (1)		$270,000	277,497
2.95%, 01/11/2023		1,895,000	1,880,251
4.35%, 01/11/2048		400,000	405,813
International Bank for Reconstruction & Development
4.25%, 06/20/2019	COP	27,080,000,000	8,954,047
Israel Government Bond - Fixed
1.75%, 08/31/2025	ILS	9,270,000	2,735,982
Malaysia Government Bond
3.44%, 02/15/2021	MYR	43,035,000	10,661,982
Metropolitan Transportation Authority
7.34%, 11/15/2039		$475,000	735,010
Metropolitan Water District of Southern California
6.54%, 07/01/2039		935,000	991,165
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038		1,000,000	1,300,300
Mexican Bonos
5.00%, 12/11/2019	MXN	760,834	3,683,191
10.00%, 12/05/2024		597,800	3,426,971
5.75%, 03/05/2026		987,571	4,439,788
7.75%, 11/13/2042		820,957	4,150,191
Mexico Government International Bond
4.00%, 10/02/2023		$1,116,000	1,167,894
3.60%, 01/30/2025		1,060,000	1,074,310
4.13%, 01/21/2026		915,000	953,887
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,819,290
5.27%, 05/01/2027		3,500,000	4,066,755
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	327,638
5.95%, 06/15/2042		810,000	1,131,740
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,058,444
5.50%, 03/15/2030		2,000,000	2,356,320
3.88%, 07/01/2046		1,650,000	1,694,929
Peru Government Bond
6.15%, 08/12/2032 (1)	PEN	23,290,000	7,639,242
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024		$400,000	421,960
Peruvian Government International Bond
5.70%, 08/12/2024	PEN	8,000,000	2,660,967
8.20%, 08/12/2026 (1)		5,600,000	2,127,307
Province of Manitoba Canada
3.05%, 05/14/2024		$430,000	438,488
Province of Ontario Canada
1.20%, 02/14/2018		9,850,000	9,844,878
2.00%, 01/30/2019		6,880,000	6,879,433
2.50%, 09/10/2021		945,000	945,655
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (10)		100,000	32,150
Republic of South Africa Government International Bond
4.88%, 04/14/2026		1,730,000	1,768,164
Saudi Government International Bond
2.88%, 03/04/2023 (1)		2,200,000	2,162,648
3.63%, 03/04/2028 (1)		500,000	495,500
4.63%, 10/04/2047 (1)		2,200,000	2,246,869
South Carolina Public Service Authority
2.39%, 12/01/2023		960,000	913,891
Spain Government Bond
1.45%, 10/31/2027 (1)	EUR	4,065,000	4,831,348
Sri Lanka Government International Bond
6.20%, 05/11/2027 (1)		$400,000	422,328
State Board of Administration Finance Corp.
2.16%, 07/01/2019		1,220,000	1,217,365
State of California
7.95%, 03/01/2036		4,085,000	4,561,801
State of Illinois
5.67%, 03/01/2018		3,100,000	3,116,864
5.10%, 06/01/2033		640,000	638,938
6.73%, 04/01/2035		70,000	77,738
7.35%, 07/01/2035		55,000	63,589
State of Texas
4.68%, 04/01/2040		410,000	485,141
Svensk Exportkredit AB
1.13%, 08/28/2019		6,925,000	6,815,980
Texas Public Finance Authority
8.25%, 07/01/2024		5,900,000	6,154,408
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2022 (8)		33,669,071	33,442,270
0.63%, 01/15/2026 (8)		5,579,111	5,671,941
0.13%, 07/15/2026 (8)		26,468,041	25,878,932
0.38%, 07/15/2027 (8)		20,338,621	20,244,506
0.88%, 02/15/2047 (8)		24,810,032	25,825,444
U.S. Treasury Note/Bond
0.75%, 04/30/2018		9,975,000	9,953,180
0.88%, 05/31/2018		16,750,000	16,712,051
0.63%, 06/30/2018		10,900,000	10,854,866
0.75%, 10/31/2018		15,235,000	15,109,133
1.25%, 05/31/2019		25,000,000	24,791,299
1.25%, 06/30/2019		14,270,000	14,142,402
1.50%, 10/31/2019		52,035,000	51,671,009
1.75%, 11/30/2019		71,105,000	70,918,715
1.88%, 12/31/2019		6,450,000	6,447,150
1.50%, 08/15/2020		56,840,000	56,205,793
1.75%, 11/15/2020		39,800,000	39,568,103
1.38%, 04/30/2021		9,300,000	9,098,086
1.38%, 05/31/2021		3,000,000	2,932,292
2.00%, 10/31/2022		52,873,000	52,405,630
2.00%, 11/30/2022		190,875,000	189,110,830
2.13%, 12/31/2022		62,375,000	62,106,788
2.75%, 02/15/2024 (9)		14,440,000	14,815,867
2.13%, 02/29/2024		12,707,000	12,578,659
2.00%, 04/30/2024		40,800,000	40,054,650
2.00%, 05/31/2024		73,440,000	72,052,284
2.38%, 08/15/2024 (9)		39,200,000	39,316,407
2.00%, 11/15/2026		44,737,000	43,282,467
2.25%, 02/15/2027		141,695,000	139,793,242
2.25%, 08/15/2027		9,000,000	8,870,637
2.25%, 11/15/2027		15,430,000	15,207,497
3.00%, 05/15/2045 (9)		36,855,000	38,662,902
2.50%, 02/15/2046		12,560,000	11,938,574
2.50%, 05/15/2046		11,105,000	10,551,640
2.88%, 11/15/2046		11,510,000	11,794,106
3.00%, 05/15/2047		6,350,000	6,668,825
2.75%, 08/15/2047		27,895,000	27,898,516
2.75%, 11/15/2047		190,224,000	190,321,967
University of California
4.60%, 05/15/2031		2,800,000	3,112,088
4.13%, 05/15/2045		190,000	200,980
Venezuela Government International Bond
6.00%, 12/09/2020		30,000	6,675
9.00%, 05/07/2023 (10)		29,000	5,945
8.25%, 10/13/2024 (10)		144,000	28,800
7.65%, 04/21/2025 (10)		234,000	46,800
9.25%, 09/15/2027		899,000	193,285
9.25%, 05/07/2028 (10)		129,000	26,123
7.00%, 03/31/2038		187,000	38,335
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2046		2,000,000	2,094,100

Total Government Related			$1,630,140,007

Mortgage Backed Obligations - 23.44%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036 (1)		$1,115,000	$1,148,139
280 Park Avenue 2017-280P Mortgage Trust
2.36% (1 Month LIBOR USD + 0.880%), 09/15/2034 (1)(2)		2,670,000	2,673,324
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033		934,327	958,066
6.00%, 12/25/2033		264,734	265,442
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034		668,806	686,605
5.50%, 08/25/2034		757,364	776,237
Alternative Loan Trust 2005-61
1.93% (1 Month LIBOR USD + 0.380%), 12/25/2035 (2)		71,505	60,840
Alternative Loan Trust 2006-HY12
3.39%, 08/25/2036 (3)		433,505	444,281
Alternative Loan Trust 2006-OA17
1.70% (1 Month LIBOR USD + 0.200%), 12/20/2046 (2)		23,378,161	19,830,598
Alternative Loan Trust 2006-OA7
2.00% (12 Month US Treasury Average + 0.940%), 06/25/2046 (2)		18,446,191	15,272,070
Atrium Hotel Portfolio Trust
2.41% (1 Month LIBOR USD + 0.930%), 11/15/2019 (1)(2)		3,120,000	3,133,563
2.98% (1 Month LIBOR USD + 1.500%), 11/15/2019 (1)(2)		1,095,000	1,099,599
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (1)		1,860,000	1,880,533
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050 (1)(3)		9,288,118	9,346,470
6.01%, 06/17/2050 (1)(3)		100,000	47,631
Banc of America Commercial Mortgage Trust 2007-5
5.94%, 02/10/2051 (3)		12,983,273	13,227,605
Banc of America Commercial Mortgage Trust 2008-1
6.18%, 02/10/2051 (3)		4,307,483	4,306,989
Banc of America Funding 2015-R7 Trust
1.92% (12 Month US Treasury Average + 0.920%), 09/26/2046 (1)(2)		2,016,936	2,028,673
Banc of America Funding 2015-R8 Trust
1.84%, 11/26/2046 (1)(3)		3,007,125	3,026,080
BANK 2017-BNK5
3.08%, 06/15/2060 (1)(3)		785,000	622,925
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (1)(3)		253,435	253,490
Bear Stearns ALT-A Trust 2005-1
2.68% (1 Month LIBOR USD + 1.130%), 01/25/2035 (2)		6,750,000	5,911,843
Bear Stearns ALT-A Trust 2005-8
2.09% (1 Month LIBOR USD + 0.540%), 10/25/2035 (2)		504,217	486,856
Bear Stearns ARM Trust 2003-3
3.26%, 05/25/2033 (3)		907,034	918,747
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041 (1)(3)(11)		4,716,901	4,436,855
BX Trust 2017-IMC
3.73% (1 Month LIBOR USD + 2.250%), 10/15/2032 (1)(2)		1,440,000	1,441,803
BXP Trust 2017-GM
3.38%, 06/13/2039 (1)		6,185,000	6,314,487
CD 2007-CD5 Mortgage Trust
6.40%, 11/15/2044 (1)(3)		13,680,000	13,677,401

CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/10/2028 (1)		1,500,000	1,510,914
CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/13/2035 (1)		2,580,000	2,635,418
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037 (1)		4,007,125	3,501,438
CIM Trust
2.30%, 05/25/2057 (1)(3)		7,092,552	7,066,501
3.36% (1 Month LIBOR USD + 2.000%), 10/25/2057 (1)(2)		6,932,257	7,017,765
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048		1,700,000	1,705,711
3.57%, 02/10/2048		430,000	433,121
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058		350,000	365,526
Clavis Securities Plc
0.69% (3 Month LIBOR GBP + 0.170%), 12/15/2032 (2)	GBP	1,403,311	1,846,593
CLNS Trust 2017-IKPR
2.23% (1 Month LIBOR USD + 0.800%), 06/11/2032 (1)(2)		$315,000	315,197
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (1)(3)		352,600	352,827
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047 (1)(3)		780,420	781,391
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (1)		720,000	771,282
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/2046		1,830,000	1,943,243
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (1)(3)		1,445,000	1,442,813
COMM 2014-277P Mortgage Trust
3.61%, 08/10/2049 (1)(3)		735,000	762,499
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047		1,115,000	1,150,563
COMM 2014-UBS2 Mortgage Trust
4.98%, 03/10/2047 (3)		800,000	825,055
COMM 2014-UBS4 Mortgage Trust
4.62%, 08/10/2047 (3)		490,000	492,741
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048		2,020,000	2,109,658
COMM 2015-CCRE25 Mortgage Trust
4.55%, 08/10/2048 (3)		964,000	987,731
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048		905,000	941,978
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050		515,000	542,356
4.44%, 07/10/2050 (3)		440,000	449,374
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036 (1)		760,000	775,977
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029 (1)(3)		1,285,000	1,291,574
Commercial Mortgage Asset Trust
6.25%, 01/17/2032 (1)		2,817,233	2,845,406
Countrywide Asset-Backed Certificates
2.35% (1 Month LIBOR USD + 0.800%), 11/25/2035 (2)		1,957,391	1,947,390
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033		143,259	147,687
Credit Suisse Mortgage Capital Certificates
3.64%, 11/15/2034 (1)		3,055,000	3,178,573
3.81%, 11/15/2034 (1)(3)		560,000	580,449
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/2057		1,630,000	1,662,432
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049		840,000	837,245
CSMC 2014-USA OA LLC
4.37%, 09/15/2037 (1)		365,000	349,438
CWALT INC 2007-OA2
1.68% (1 Month LIBOR USD + 0.130%), 03/25/2047 (2)		15,999,955	13,029,669
DBCG 2017-BBG Mortgage Trust
2.18% (1 Month LIBOR USD + 0.700%), 06/15/2034 (1)(2)		2,645,000	2,644,998
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
1.95% (1 Month LIBOR USD + 0.400%), 04/25/2035 (2)		1,325,550	1,227,967
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035 (1)(3)		3,110,000	3,211,582
Eurosail-UK 2007-5np Plc
1.29% (3 Month LIBOR GBP + 0.770%), 09/13/2045 (2)	GBP	12,807,550	16,034,459
Fannie Mae Connecticut Avenue Securities
6.10% (1 Month LIBOR USD + 4.550%), 02/25/2025 (2)		$1,669,226	1,784,629
2.90% (1 Month LIBOR USD + 1.350%), 01/25/2029 (2)		159,235	160,207
2.85% (1 Month LIBOR USD + 1.300%), 05/25/2029 (2)		202,347	203,619
2.70% (1 Month LIBOR USD + 1.150%), 09/25/2029 (2)		1,005,399	1,014,532
5.20% (1 Month LIBOR USD + 3.650%), 09/25/2029 (2)		2,560,000	2,769,802
4.55% (1 Month LIBOR USD + 3.000%), 10/25/2029 (2)		410,000	431,025
4.40% (1 Month LIBOR USD + 2.850%), 11/25/2029 (2)		2,050,000	2,131,095
4.35% (1 Month LIBOR USD + 2.800%), 02/25/2030 (2)		985,000	1,022,365
4.05% (1 Month LIBOR USD + 2.500%), 05/25/2030 (2)		2,445,000	2,517,349
Fannie Mae Pool
3.68%, 10/01/2021		1,151,248	1,200,056
2.28%, 11/01/2022		1,593,735	1,580,842
2.54%, 03/01/2023		13,572,273	13,522,273
2.81%, 04/01/2025		980,000	987,310
3.89%, 08/01/2025		1,463,596	1,572,457
3.00%, 01/15/2026 (4)		23,795,000	24,242,346
3.50%, 01/15/2026 (4)		8,900,000	9,187,470
2.74%, 03/01/2026		1,535,000	1,528,013
4.59%, 08/01/2026		1,136,112	1,233,954
3.40%, 11/01/2026		2,770,953	2,889,500
4.19%, 11/01/2026		1,165,665	1,259,398
3.47%, 12/01/2026		2,961,037	3,071,586
3.22%, 01/01/2027		3,565,000	3,664,176
3.22%, 01/01/2027		3,565,000	3,664,176
2.96%, 05/01/2027		2,200,154	2,215,662
4.00%, 05/01/2027		1,261,707	1,314,519
3.28%, 02/01/2028		2,355,000	2,429,967
2.91%, 04/01/2028		1,999,416	2,005,933
2.82%, 05/01/2028		2,224,485	2,218,892
2.68%, 08/01/2028		4,220,000	4,118,861
3.00%, 10/01/2028		528,822	539,891
3.24%, 06/01/2029		5,420,000	5,538,991
3.24%, 06/01/2029		5,580,000	5,702,504
3.25%, 06/01/2029		4,935,000	5,070,042
4.00%, 07/01/2029		1,331,834	1,393,700
3.10%, 08/01/2029		6,355,000	6,415,202
3.09%, 09/01/2029		4,565,000	4,605,194
3.00%, 05/01/2030		272,671	278,389
2.50%, 07/01/2030		1,386,389	1,389,698
2.50%, 07/01/2030		795,687	797,588
2.50%, 08/01/2030		2,029,436	2,034,280
3.55%, 08/01/2030		1,536,491	1,606,860
3.00%, 09/01/2030		3,187,507	3,254,361
3.00%, 12/01/2030		1,161,768	1,186,076
2.97%, 05/01/2031		2,925,000	2,869,421
3.50%, 11/01/2031		14,177,473	14,648,302
3.00%, 06/01/2032		2,465,180	2,512,853
3.00%, 07/01/2032		1,858,012	1,893,944
3.25%, 07/01/2032		4,269,429	4,347,020
3.00%, 08/01/2032		8,233,338	8,392,559
3.00%, 04/01/2033		11,782	11,877
3.00%, 06/01/2033		18,901	18,994
3.00%, 10/01/2033		2,807,255	2,871,476
6.00%, 03/01/2034		2,806,379	3,147,274
5.50%, 05/01/2034		2,364,033	2,623,990
5.50%, 07/01/2034		576,136	639,456
5.00%, 07/01/2035		1,122,294	1,225,397
4.50%, 11/01/2035		490,836	524,491
5.00%, 02/01/2036		1,873,396	2,035,407
6.00%, 06/01/2036		18,385	20,825
5.50%, 07/01/2036		223,574	248,081
3.00%, 11/01/2036		2,417,638	2,462,573
3.00%, 11/01/2036		2,106,029	2,140,613
3.00%, 11/01/2036		287,895	293,246
3.00%, 12/01/2036		375,248	382,223
3.00%, 12/01/2036		2,644,113	2,686,713
3.00%, 10/01/2037		59,004	59,865
6.00%, 07/01/2038		1,924,803	2,185,907
6.00%, 10/01/2038		115,543	130,623
5.50%, 12/01/2039		468,510	516,726
5.50%, 03/01/2040		2,694,610	2,989,684
5.00%, 05/01/2040		46,262	49,923
6.50%, 05/01/2040		678,208	766,732
5.00%, 06/01/2040		14,558	15,705
4.50%, 08/01/2040		139,451	149,494
4.50%, 09/01/2040		53,115	56,935
4.00%, 11/01/2040		128,298	134,867
4.00%, 11/01/2040		474,290	498,585
4.50%, 11/01/2040		3,379,441	3,622,714
4.00%, 12/01/2040		318,994	335,332
4.00%, 01/01/2041		235,484	247,512
4.50%, 01/01/2041		35,148	37,683
3.50%, 01/15/2041 (4)		97,740,000	100,408,302
4.00%, 01/15/2041 (4)		5,580,000	5,838,354
4.50%, 01/15/2041 (4)		43,600,000	46,386,040
4.00%, 02/01/2041		777,995	817,682
4.00%, 02/01/2041		1,037,337	1,090,911
4.00%, 02/01/2041		236,175	248,241
4.50%, 02/01/2041		462,558	495,293
5.00%, 02/01/2041		1,192,581	1,283,480
5.50%, 06/01/2041		513,879	573,405
5.00%, 07/01/2041		1,365,282	1,482,061
4.50%, 08/01/2041		59,150	63,421
5.00%, 08/01/2041		505,283	545,882
4.00%, 09/01/2041		467,887	491,747
4.50%, 11/01/2041		987,356	1,057,507
3.50%, 12/01/2041		92,724	96,092
4.00%, 01/01/2042		4,116,894	4,326,054
4.00%, 01/01/2042		65,946	69,283
4.00%, 02/01/2042		110,294	115,896
5.50%, 02/01/2042		2,090,457	2,301,847
5.50%, 02/01/2042		1,312,807	1,443,375
5.00%, 03/01/2042		774,424	836,509
3.50%, 06/01/2042		132,503	136,629
3.50%, 06/01/2042		86,523	89,227
3.48%, 07/01/2042		4,304,625	4,373,074
3.50%, 07/01/2042		850,831	877,144
3.50%, 07/01/2042		115,686	119,304
3.50%, 08/01/2042		231,691	238,931
3.50%, 09/01/2042		258,346	266,419

2.50%, 12/01/2042	323,315	313,790
3.50%, 12/01/2042	1,601,262	1,649,419
3.50%, 12/01/2042	2,596,594	2,678,254
2.50%, 01/01/2043	750,717	728,572
2.50%, 01/01/2043	992,131	962,863
3.00%, 01/01/2043	15,759	15,803
3.50%, 01/01/2043	365,161	376,573
3.00%, 01/15/2043 (4)	21,580,000	21,584,316
2.50%, 02/01/2043	606,898	588,995
3.00%, 02/01/2043	18,817	18,870
3.00%, 02/01/2043	931,787	934,411
3.00%, 03/01/2043	32,739	32,831
3.00%, 03/01/2043	158,492	158,938
3.00%, 03/01/2043	17,175	17,223
3.50%, 03/01/2043	1,519,366	1,566,888
2.50%, 04/01/2043	446,826	433,646
3.00%, 04/01/2043	1,046,655	1,052,519
3.00%, 04/01/2043	17,559	17,608
3.50%, 04/01/2043	125,485	129,377
3.00%, 05/01/2043	807,187	811,709
3.50%, 05/01/2043	608,339	627,359
3.00%, 06/01/2043	15,175,843	15,258,312
3.50%, 06/01/2043	2,417,904	2,496,586
3.50%, 06/01/2043	187,825	194,347
3.50%, 06/01/2043	1,129,138	1,165,035
3.50%, 07/01/2043	234,364	242,522
3.50%, 07/01/2043	149,057	153,508
3.00%, 08/01/2043	393,982	395,090
3.00%, 08/01/2043	214,042	214,411
3.00%, 08/01/2043	10,621,593	10,679,462
3.50%, 08/01/2043	165,298	170,694
3.50%, 08/01/2043	145,587	150,144
3.50%, 09/01/2043	656,765	678,800
4.00%, 09/01/2043	2,576,908	2,704,373
5.50%, 10/01/2043	893,307	998,726
4.00%, 12/01/2043	4,900,456	5,139,093
3.50%, 01/01/2044	235,818	243,193
3.50%, 01/01/2044	1,454,166	1,505,498
3.00%, 02/01/2044	46,938	47,019
3.50%, 03/01/2044	305,872	316,673
4.50%, 06/01/2044	779,507	830,560
3.50%, 07/01/2044	1,112,530	1,146,397
4.50%, 08/01/2044	880,419	937,821
3.00%, 09/01/2044	81,885	82,116
5.00%, 11/01/2044	4,512,888	4,901,775
4.50%, 02/01/2045	848,394	904,001
5.00%, 02/01/2045	1,874,603	2,015,182
3.00%, 04/01/2045	42,606	42,502
3.50%, 04/01/2045	2,175,125	2,235,698
3.50%, 04/01/2045	84,661	87,410
3.00%, 05/01/2045	794,573	799,027
3.00%, 05/01/2045	1,709,038	1,713,904
3.50%, 05/01/2045	2,387,497	2,465,014
3.50%, 05/01/2045	2,845,956	2,925,210
3.50%, 06/01/2045	3,093,052	3,193,435
3.50%, 06/01/2045	3,710,228	3,813,550
4.50%, 06/01/2045	508,835	544,756
3.00%, 07/01/2045	7,841,914	7,873,382
3.00%, 07/01/2045	1,226,220	1,227,962
3.50%, 07/01/2045	3,714,657	3,828,832
4.00%, 07/01/2045	1,465,743	1,534,468
5.00%, 07/01/2045	958,831	1,035,389
3.50%, 08/01/2045	80,488	82,962
4.00%, 09/01/2045	173,361	181,472
4.00%, 09/01/2045	232,831	243,711
3.50%, 10/01/2045	513,536	529,321
4.00%, 10/01/2045	2,547,559	2,666,847
3.50%, 11/01/2045	547,383	564,207
3.50%, 11/01/2045	6,973,872	7,168,080
3.50%, 12/01/2045	1,908,866	1,962,024
4.00%, 12/01/2045	222,349	234,149
4.00%, 12/01/2045	1,528,966	1,610,132
4.00%, 12/01/2045	964,876	1,009,951
3.50%, 01/01/2046	133,985	137,716
3.50%, 01/01/2046	46,460	47,967
4.50%, 02/01/2046	4,107,451	4,376,294
4.00%, 03/01/2046	2,378,175	2,489,935
4.00%, 03/01/2046	2,076,460	2,191,813
4.50%, 03/01/2046	2,880,444	3,066,966
3.50%, 04/01/2046	859,438	883,372
3.50%, 05/01/2046	1,253,617	1,292,253
3.00%, 06/01/2046	507,012	508,334
3.50%, 06/01/2046	3,423,751	3,542,370
3.50%, 06/01/2046	4,444,243	4,588,433
3.00%, 08/01/2046	158,265	158,539
3.00%, 09/01/2046	190,898	190,431
3.50%, 09/01/2046	9,339,460	9,599,544
4.00%, 09/01/2046	136,478	142,852
3.00%, 10/01/2046	5,237,347	5,247,607
3.00%, 11/01/2046	2,479,782	2,484,651
3.00%, 11/01/2046	1,436,635	1,440,286
3.00%, 11/01/2046	1,071,392	1,074,115
3.00%, 11/01/2046	6,583,655	6,596,552
3.00%, 11/01/2046	2,116,779	2,118,277
3.00%, 11/01/2046	2,583,599	2,590,165
3.00%, 12/01/2046	1,711,642	1,712,854
3.00%, 12/01/2046	3,224,686	3,226,968
3.00%, 12/01/2046	5,501,868	5,515,868
3.50%, 12/01/2046	2,933,670	3,015,366
3.00%, 01/01/2047	3,531,187	3,543,694
3.50%, 01/01/2047	10,574,369	10,868,843
3.50%, 02/01/2047	1,995,809	2,051,388
4.00%, 02/01/2047	6,660,291	6,969,493
4.00%, 03/01/2047	3,792,432	3,970,266
3.50%, 04/01/2047	6,135,343	6,306,200
4.00%, 04/01/2047	5,946,859	6,226,468
4.50%, 04/01/2047	6,076,868	6,471,466
4.50%, 04/01/2047	3,242,206	3,452,405
3.50%, 06/01/2047	2,189,403	2,250,373
4.00%, 06/01/2047	7,434,273	7,784,632
4.00%, 06/01/2047	2,270,731	2,377,716
4.00%, 06/01/2047	6,726,887	7,044,600
4.00%, 07/01/2047	5,803,666	6,077,772
4.00%, 07/01/2047	1,829,593	1,915,910
4.00%, 08/01/2047	4,619,936	4,838,137
4.00%, 08/01/2047	3,913,844	4,098,898
3.50%, 09/01/2047	3,675,023	3,777,551
3.00%, 10/01/2047	5,126,353	5,129,981
3.00%, 11/01/2047	2,269,078	2,270,684
3.50%, 08/01/2056	2,885,872	2,959,467
Fannie Mae REMICS
2.05% (1 Month LIBOR USD + 0.500%), 05/25/2046 (2)	3,559,963	3,592,066
2.05% (1 Month LIBOR USD + 0.500%), 09/25/2046 (2)	1,625,138	1,638,570
2.05% (1 Month LIBOR USD + 0.500%), 09/25/2046 (2)	1,295,760	1,310,218
2.00% (1 Month LIBOR USD + 0.450%), 10/25/2046 (2)	731,362	736,661
2.00% (1 Month LIBOR USD + 0.450%), 11/25/2046 (2)	1,517,150	1,527,275
2.05% (1 Month LIBOR USD + 0.500%), 11/25/2046 (2)	860,828	869,473
2.05% (1 Month LIBOR USD + 0.500%), 01/25/2047 (2)	241,332	243,630
2.00% (1 Month LIBOR USD + 0.450%), 03/25/2047 (2)	911,440	918,230
Fannie Mae-Aces
3.06%, 05/25/2027 (3)	7,700,000	7,786,788
Flagstar Mortgage Trust 2017-2
4.15%, 10/25/2047 (1)(3)	1,360,601	1,402,835
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,725,397	1,723,896
3.00%, 03/01/2031	1,071,015	1,091,556
2.50%, 12/01/2031	9,115,959	9,108,027
8.00%, 04/01/2032	295,627	356,719
3.00%, 12/01/2032	3,830,304	3,903,765
4.00%, 01/15/2041 (4)	2,250,000	2,353,725
4.50%, 01/15/2041 (4)	2,020,000	2,147,866
5.50%, 08/01/2041	9,354,234	10,473,420
5.00%, 11/01/2041	1,426,753	1,554,457
3.50%, 01/15/2042 (4)	1,045,000	1,073,633
5.00%, 03/01/2042	511,780	561,431
4.50%, 07/01/2042	916,006	977,263
3.00%, 02/01/2043	106,117	105,769
3.00%, 02/01/2043	994,341	1,000,824
3.00%, 03/01/2043	19,159	19,096
3.00%, 03/01/2043	39,745	39,615
3.50%, 10/01/2043	1,090,309	1,125,677
3.50%, 01/01/2044	1,291,841	1,333,716
4.50%, 05/01/2044	547,424	589,299
4.00%, 01/01/2045	2,666,244	2,823,799
4.50%, 06/01/2045	964,180	1,047,308
4.00%, 07/01/2045	866,871	906,929
3.50%, 10/01/2045	15,101,637	15,612,907
4.00%, 11/01/2045	16,179,248	16,926,551
4.00%, 12/01/2045	5,648,527	5,970,541
4.50%, 02/01/2046	966,342	1,051,357
3.50%, 03/01/2046	2,243,810	2,319,777
3.50%, 05/01/2046	819,799	844,628
4.00%, 05/01/2046	8,102,781	8,477,464
4.50%, 05/01/2046	1,035,090	1,126,158
3.00%, 06/01/2046	9,414,409	9,434,501
3.50%, 06/01/2046	10,279,377	10,576,932
4.50%, 06/01/2046	1,234,063	1,339,569
3.00%, 08/01/2046	11,264,827	11,288,869
3.50%, 08/01/2046	15,794,460	16,251,780
3.50%, 08/01/2046	26,176,714	27,056,574
3.00%, 09/01/2046	2,437,392	2,442,594
3.00%, 10/01/2046	7,466,355	7,481,133
3.00%, 11/01/2046	3,489,838	3,496,205
3.50%, 11/01/2046	3,486,338	3,587,286
3.00%, 12/01/2046	2,456,398	2,460,752
3.00%, 01/01/2047	11,963,163	11,983,754
3.00%, 02/01/2047	8,488,943	8,502,390
3.50%, 02/01/2047	1,763,459	1,814,520
4.50%, 02/01/2047	892,985	974,629
3.00%, 03/01/2047	6,246,096	6,255,989
3.50%, 04/01/2047	19,914,154	20,582,347
3.50%, 04/01/2047	8,405,950	8,648,900
3.00%, 08/01/2047	2,642,160	2,646,439
3.50%, 12/01/2047	5,668,585	5,858,797

Freddie Mac Multifamily Structured Pass Through Certificates
1.59% (1 Month LIBOR USD + 0.220%), 07/25/2020 (2)	7,505,000	7,504,998
1.73% (1 Month LIBOR USD + 0.360%), 08/25/2024 (2)	4,869,869	4,800,020
3.51%, 04/25/2030	1,415,000	1,478,643
Freddie Mac REMICS
1.98% (1 Month LIBOR USD + 0.500%), 04/15/2046 (2)	705,753	712,120
1.98% (1 Month LIBOR USD + 0.500%), 08/15/2046 (2)	105,934	106,986
1.98% (1 Month LIBOR USD + 0.500%), 09/15/2046 (2)	1,184,519	1,194,934
1.93% (1 Month LIBOR USD + 0.450%), 10/15/2046 (2)	383,930	386,271
1.98% (1 Month LIBOR USD + 0.500%), 10/15/2046 (2)	606,251	611,728
1.98% (1 Month LIBOR USD + 0.500%), 10/15/2046 (2)	369,697	372,786
1.93% (1 Month LIBOR USD + 0.450%), 01/15/2047 (2)	826,928	832,090
1.98% (1 Month LIBOR USD + 0.500%), 01/15/2047 (2)	864,295	871,658
1.98% (1 Month LIBOR USD + 0.500%), 02/15/2047 (2)	555,665	560,917
Freddie Mac Structured Agency Credit Risk Debt Notes
3.75% (1 Month LIBOR USD + 2.200%), 02/25/2024 (2)	505,680	520,965
3.20% (1 Month LIBOR USD + 1.650%), 04/25/2024 (2)	1,788,061	1,815,422
4.20% (1 Month LIBOR USD + 2.650%), 10/25/2024 (2)	215,632	215,977
3.75% (1 Month LIBOR USD + 2.200%), 03/25/2025 (2)	454,035	457,779
3.50% (1 Month LIBOR USD + 1.950%), 05/25/2025 (2)	2,598,252	2,658,342
3.40% (1 Month LIBOR USD + 1.850%), 10/25/2027 (2)	950,000	973,301
4.20% (1 Month LIBOR USD + 2.650%), 03/25/2028 (2)	429,492	438,014
4.40% (1 Month LIBOR USD + 2.850%), 04/25/2028 (2)	4,214,425	4,361,673
4.45% (1 Month LIBOR USD + 2.900%), 07/25/2028 (2)	325,000	334,915
3.55% (1 Month LIBOR USD + 2.000%), 12/25/2028 (2)	955,000	971,683
2.35% (1 Month LIBOR USD + 0.800%), 03/25/2029 (2)	382,154	382,824
5.40% (1 Month LIBOR USD + 3.850%), 03/25/2029 (2)	673,000	749,390
2.75% (1 Month LIBOR USD + 1.200%), 07/25/2029 (2)	360,502	364,649
4.80% (1 Month LIBOR USD + 3.250%), 07/25/2029 (2)	390,000	417,942
5.10% (1 Month LIBOR USD + 3.550%), 08/25/2029 (2)	2,190,000	2,363,638
5.00% (1 Month LIBOR USD + 3.450%), 10/25/2029 (2)	720,000	783,227
2.35% (1 Month LIBOR USD + 0.800%), 12/25/2029 (2)	366,119	367,300
4.20% (1 Month LIBOR USD + 2.650%), 12/25/2029 (2)	250,000	258,534
2.30% (1 Month LIBOR USD + 0.750%), 03/25/2030 (2)	846,801	850,064
GAHR Commercial Mortgage Trust 2015-NRF
3.38%, 12/15/2034 (1)(3)	1,250,000	1,254,355
GE Business Loan Trust 2005-2
1.72% (1 Month LIBOR USD + 0.240%), 11/15/2033 (1)(2)	3,893,723	3,835,631
Ginnie Mae I Pool
7.50%, 08/15/2033	424,661	488,296
5.00%, 09/15/2039	57,838	63,333
5.00%, 10/15/2039	446,505	483,002
5.00%, 12/15/2039	682,604	740,444
5.00%, 02/15/2040	92,067	101,793
5.00%, 02/15/2040	92,067	101,747
5.00%, 06/15/2040	268,855	291,618
4.50%, 05/15/2041	683,557	753,852
5.00%, 09/15/2041	185,271	203,220
3.00%, 10/15/2042	249,849	253,175
3.00%, 12/15/2042	40,446	40,984
3.50%, 12/15/2042	13,653	14,182
3.50%, 01/15/2043	19,065	19,805
3.00%, 05/15/2043	139,073	141,398
3.00%, 06/15/2043	12,633	12,843
3.00%, 06/15/2043	12,250	12,454
3.50%, 10/15/2043	87,323	90,934
5.00%, 07/15/2044	232,663	255,209
4.50%, 09/15/2045	258,028	273,395
Ginnie Mae II Pool
3.50%, 06/20/2032	862,419	892,987
3.50%, 07/20/2032	1,227,520	1,271,080
3.50%, 08/20/2032	775,901	803,477
3.50%, 09/20/2032	634,648	657,497
3.50%, 10/20/2032	689,721	714,846
3.50%, 11/20/2032	1,486,415	1,539,183
5.50%, 07/20/2036	135,371	150,103
5.50%, 01/20/2040	296,453	324,788
5.00%, 05/20/2040	273,790	297,699
5.00%, 06/20/2040	144,766	158,832
5.00%, 08/20/2040	111,240	120,966
5.00%, 09/20/2040	93,521	102,525
4.00%, 01/15/2042 (4)	5,805,000	6,054,615
4.50%, 01/15/2042 (4)	35,350,000	37,078,615
3.00%, 07/20/2042	524,290	531,120
3.50%, 08/20/2042	25,746	26,778
3.50%, 09/20/2042	4,422,684	4,599,962
2.50%, 10/20/2042	750,102	741,412
2.50%, 12/20/2042	3,030,094	2,995,023
3.50%, 12/20/2042	10,610	11,036
3.00%, 01/15/2043 (4)	13,240,000	13,356,512
3.50%, 01/15/2043 (4)	16,200,000	16,758,900
3.00%, 01/20/2043	799,239	810,228
3.50%, 02/20/2043	28,971	30,132
3.50%, 05/20/2043	13,783	14,336
3.50%, 09/20/2043	192,856	200,588
3.50%, 10/20/2044	664,782	689,217
3.50%, 10/20/2044	75,239	78,167
3.00%, 12/20/2044	882,824	893,646
3.50%, 12/20/2044	15,611	16,175
5.00%, 12/20/2044	370,200	402,967
3.50%, 03/20/2045	652,088	675,622
3.50%, 05/20/2045	23,118	23,986
5.50%, 06/20/2045	388,649	426,033
3.50%, 07/20/2045	858,023	888,991
3.50%, 10/20/2045	117,128	121,574
3.50%, 10/20/2045	156,823	162,805
3.00%, 01/20/2046	1,108,221	1,119,063
3.50%, 01/20/2046	3,174,447	3,288,535
4.50%, 01/20/2046	1,103,220	1,164,433
3.50%, 02/20/2046	1,896,121	1,967,348
3.50%, 02/20/2046	918,806	954,087
3.50%, 03/20/2046	3,084,847	3,195,479
3.50%, 04/20/2046	3,722,089	3,855,288
3.00%, 05/20/2046	112,036	113,436
3.00%, 05/20/2046	42,107	42,601
3.50%, 05/20/2046	17,832	18,464
3.50%, 05/20/2046	9,455,270	9,792,910
3.50%, 05/20/2046	116,449	120,856
3.50%, 05/20/2046	24,292	25,214
4.00%, 05/20/2046	1,860,836	1,948,979
3.00%, 06/20/2046	212,699	215,069
3.50%, 06/20/2046	1,969,015	2,039,025
3.50%, 06/20/2046	131,357	136,340
3.00%, 07/20/2046	190,834	193,085
3.00%, 07/20/2046	106,329	107,662
3.00%, 07/20/2046	201,071	203,430
3.00%, 07/20/2046	68,860	69,665
3.00%, 07/20/2046	371,535	375,894
3.00%, 07/20/2046	274,854	278,096
3.00%, 08/20/2046	1,407,886	1,421,660
3.00%, 08/20/2046	158,520	160,502
3.00%, 08/20/2046	87,269	88,246
3.00%, 08/20/2046	141,580	143,247
3.00%, 09/20/2046	86,362	87,329
3.00%, 09/20/2046	87,507	88,539
2.50%, 10/20/2046	336,676	329,332
3.00%, 10/20/2046	3,724,180	3,760,616
3.00%, 12/20/2046	8,768,772	8,854,561
3.50%, 12/20/2046	7,315,502	7,575,452
3.50%, 01/20/2047	9,782,189	10,129,791
4.50%, 02/20/2047	1,054,601	1,110,874
3.00%, 03/20/2047	2,234,181	2,256,039
3.00%, 04/20/2047	1,766,119	1,783,398
3.50%, 04/20/2047	4,951,691	5,127,646
4.00%, 05/20/2047	18,321,061	19,121,830
4.50%, 05/20/2047	15,745,706	16,550,840
3.50%, 06/20/2047	3,962,764	4,103,578
4.00%, 06/20/2047	19,303,511	20,153,223
4.50%, 06/20/2047	16,765,340	17,614,610
5.00%, 06/20/2047	11,684,636	12,509,028
5.00%, 07/20/2047	1,631,478	1,742,927
4.00%, 08/20/2047	9,627,580	10,087,914
4.50%, 08/20/2047	13,328,590	14,062,222
5.00%, 08/20/2047	1,066,981	1,141,823
3.50%, 09/20/2047	9,073,951	9,396,386
4.50%, 09/20/2047	5,769,041	6,096,675
5.00%, 09/20/2047	10,307,101	11,011,109
4.50%, 10/20/2047	594,260	628,376
5.00%, 10/20/2047	325,795	347,989
5.50%, 10/20/2047	1,939,176	2,093,321
4.00%, 11/20/2047	6,171,219	6,469,807
3.00%, 12/20/2047	4,925,000	4,973,184
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,379,913	95,146
3.50%, 05/20/2043 IO	339,010	67,538
Great Wolf Trust 2017-WOLF
2.48% (1 Month LIBOR USD + 0.850%), 09/15/2034 (1)(2)	3,170,000	3,181,649
2.68% (1 Month LIBOR USD + 1.100%), 09/15/2034 (1)(2)	1,625,000	1,625,010
GS Mortgage Securities Co. Trust 2012-SHOP
2.93%, 06/05/2031 (1)	2,540,000	2,561,475
GS Mortgage Securities Trust 2011-GC3
5.64%, 03/10/2044 (1)(3)	340,000	353,557
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (1)(3)	220,000	215,423
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	555,018
3.91%, 10/10/2048	170,000	175,926
GSCCRE Commercial Mortgage Trust 2015-HULA
5.88% (1 Month LIBOR USD + 4.400%), 08/15/2032 (1)(2)	1,936,000	1,942,077
HarborView Mortgage Loan Trust 2006-10
1.70% (1 Month LIBOR USD + 0.200%), 11/19/2036 (2)	12,977,261	11,526,290
HarborView Mortgage Loan Trust 2007-6
1.70% (1 Month LIBOR USD + 0.200%), 08/19/2037 (2)	12,149,225	11,093,552
Hospitality Mortgage Trust
2.09% (1 Month LIBOR USD + 0.850%), 05/08/2030 (1)(2)	510,000	510,637
2.42% (1 Month LIBOR USD + 1.180%), 05/08/2030 (1)(2)	405,000	405,001
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034 (1)	2,725,000	2,760,084
Impac CMB Trust Series 2004-7
2.19% (1 Month LIBOR USD + 0.640%), 11/25/2034 (2)	9,045,339	9,006,935
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.52%, 08/25/2037 (3)	6,477,643	5,708,300
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 10/06/2038 (1)(3)	910,000	872,359

JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.58%, 01/12/2043 (3)		2,307,379	2,311,517
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (1)		1,602,526	1,641,574
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (1)		2,570,914	2,612,539
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
4.23% (1 Month LIBOR USD + 2.750%), 07/15/2036 (1)(2)		250,000	252,027
5.98% (1 Month LIBOR USD + 4.500%), 07/15/2036 (1)(2)		887,000	895,851
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032 (1)(3)		590,000	588,460
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049 (3)		565,000	549,909
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 10/06/2038 (1)(3)		1,200,000	1,174,934
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031 (1)		394,000	396,229
4.01%, 10/05/2031 (1)(3)		602,000	604,761
JP Morgan Resecuritization Trust Series 2014-6
1.54% (1 Month LIBOR USD + 0.210%), 07/27/2046 (1)(2)		2,060,096	2,046,748
JP Morgan Seasoned Mortgage Trust 2010-1
3.47%, 03/25/2050 (1)(3)		14,918,509	13,627,667
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047		1,945,000	2,037,835
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048		1,200,000	1,196,476
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048		5,065,000	5,306,480
LB-UBS Commercial Mortgage Trust 2006-C1
5.28%, 02/15/2041 (3)		13,317	13,319
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.12%, 04/25/2029 (3)		1,208,959	1,192,100
Mesdag Delta BV
0.00% (3 Month EURIBOR + 0.240%), 01/25/2020 (2)	EUR	5,033,882	5,892,977
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (1)(3)		$432,991	430,273
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (1)(3)		796,540	796,119
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047		974,000	1,017,677
4.46%, 08/15/2047 (3)		1,655,000	1,713,680
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031		310,000	318,379
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048 (3)		190,000	196,998
4.35%, 05/15/2048 (3)		85,000	86,249
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049		3,220,000	3,156,738
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.19%, 11/15/2052 (3)		845,000	847,729
Morgan Stanley Capital I Trust 2017-H1
3.53%, 06/15/2050		2,750,000	2,838,330
4.28%, 06/15/2050 (3)		555,000	561,363
Morgan Stanley Capital I, Inc.
2.10% (1 Month LIBOR USD + 0.850%), 11/15/2034 (1)(2)		1,890,000	1,891,486
2.45% (1 Month LIBOR USD + 1.200%), 11/15/2034 (1)(2)		2,830,000	2,830,887
Morgan Stanley Resecuritization Trust 2013-R10
3.35%, 01/26/2051 (1)(3)		717,481	716,062
MortgageIT Trust 2005-2
2.21% (1 Month LIBOR USD + 0.660%), 05/25/2035 (2)		623,779	594,068
Motel 6 Trust 2017-MTL6
2.40% (1 Month LIBOR USD + 0.920%), 08/15/2034 (1)(2)		8,634,386	8,653,306
2.67% (1 Month LIBOR USD + 1.190%), 08/15/2034 (1)(2)		7,641,928	7,641,960
3.63% (1 Month LIBOR USD + 2.150%), 08/15/2034 (1)(2)		793,967	794,464
Nomura Resecuritization Trust 2015-7R
3.28%, 08/26/2036 (1)(3)		1,311,846	1,306,718
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (1)		1,980,000	2,038,350
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033 (1)		640,000	635,949
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/13/2032 (1)(3)		1,565,000	1,619,245
Resource Capital Corp 2017-CRE5 Ltd.
2.28% (1 Month LIBOR USD + 0.800%), 07/15/2034 (1)(2)		13,024,252	13,032,224
3.48% (1 Month LIBOR USD + 2.000%), 07/15/2034 (1)(2)		3,400,000	3,399,991
Rosslyn Portfolio Trust 2017-ROSS
2.43% (1 Month LIBOR USD + 0.950%), 06/15/2033 (1)(2)		15,800,000	15,567,803
Seasoned Credit Risk Transfer Trust Series 2017-1
3.00%, 09/25/2055 (1)(3)		375,000	362,792
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056 (1)(3)		910,000	908,282
Sequoia Mortgage Trust 2003-2
2.16% (1 Month LIBOR USD + 0.660%), 06/20/2033 (2)		1,011,635	1,016,071
Sequoia Mortgage Trust 2004-9
2.19% (6 Month LIBOR USD + 0.720%), 10/20/2034 (2)		2,137,706	2,069,127
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/05/2043 (1)(3)		1,375,000	1,381,236
Southern Pacific Securities 06-1 Plc
0.82% (3 Month LIBOR GBP + 0.300%), 03/10/2044 (2)	GBP	3,544,211	4,746,954
Starwood Retail Property Trust 2014-STAR
3.98% (1 Month LIBOR USD + 2.500%), 11/15/2027 (1)(2)		$2,206,000	2,136,896
Structured Adjustable Rate Mortgage Loan Trust
3.42%, 03/25/2034 (3)		768,191	776,432
Structured Asset Mortgage Investments Trust 2003-AR3
2.18% (1 Month LIBOR USD + 0.680%), 11/19/2033 (2)		1,081,444	1,042,870
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037 (1)(3)		13,952,785	13,919,382
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (1)(3)		306,102	307,373
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (1)(3)		385,039	385,100
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (1)(3)		356,016	356,039
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (1)(3)		316,605	316,629
3.00%, 02/25/2055 (1)(3)		401,751	402,502
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (1)(3)		269,209	269,109
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056 (1)(3)		439,628	435,353
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (1)(3)		861,408	854,256
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (1)(3)		2,915,451	2,894,104
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063 (1)(3)(11)		1,135,000	1,019,405
4.89%, 05/10/2063 (1)(3)(11)		2,750,000	2,302,245
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047 (3)(11)		9,116,410	9,255,800
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
6.01%, 02/15/2051 (3)(11)		10,139,578	10,308,909
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.08%, 05/15/2046 (3)		410,320	420,756
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
2.33% (1 Month LIBOR USD + 0.780%), 01/25/2045 (2)		205,428	196,763
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
1.87% (1 Month LIBOR USD + 0.320%), 08/25/2045 (2)		2,847,188	2,850,720
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
1.84% (1 Month LIBOR USD + 0.290%), 10/25/2045 (2)		3,039,202	2,930,112
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
1.81% (1 Month LIBOR USD + 0.260%), 11/25/2045 (2)		3,974,009	3,924,525
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
1.90% (1 Month LIBOR USD + 0.350%), 12/25/2045 (2)		1,432,772	1,415,862
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
1.88% (1 Month LIBOR USD + 0.330%), 01/25/2045 (2)		7,439,377	7,388,441
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
2.01% (1 Month LIBOR USD + 0.460%), 07/25/2045 (2)		699,642	698,464
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
1.81% (12 Month US Treasury Average + 0.750%), 06/25/2047 (2)		7,603,970	7,209,500
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058		1,280,000	1,331,717
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049		1,135,000	1,134,000
Wells Fargo Commercial Mortgage Trust 2017-C38
3.67%, 07/15/2050 (3)		1,315,000	1,336,461
Wells Fargo Commercial Mortgage Trust 2017-HSDB
2.31% (1 Month LIBOR USD + 0.850%), 12/13/2031 (1)(2)		8,100,000	8,117,228
2.56% (1 Month LIBOR USD + 1.100%), 12/13/2031 (1)(2)		6,700,000	6,714,052
3.30% (1 Month LIBOR USD + 1.840%), 12/13/2031 (1)(2)		100,000	100,172
WFRBS Commercial Mortgage Trust 2011-C2
5.65%, 02/15/2044 (1)(3)		2,130,000	2,145,814
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/15/2044 (1)(3)		115,000	118,293
WFRBS Commercial Mortgage Trust 2012-C7
4.83%, 06/15/2045 (1)(3)		360,000	292,144
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/15/2046		320,000	328,907
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047 (3)		329,000	345,524
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057 (3)		4,250,000	4,438,832
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036 (1)		1,740,000	1,786,477
3.60%, 11/10/2036 (1)(3)		320,000	319,576

Total Mortgage Backed Obligations			$1,825,157,213

Total Bonds & Notes (Cost $7,201,561,868)			$7,242,715,537

BANK LOANS - 2.49%
Air Medical Group Holdings, Inc.
5.57% (US LIBOR + 4.250%), 09/26/2024 (2)		$200,000	$200,376
Altice Financing SA
4.11% (3 Month LIBOR + 2.750%), 07/15/2025 (2)		2,820,824	2,759,359
4.11% (3 Month LIBOR + 2.750%), 02/02/2026 (2)		150,000	146,700
Altice US Finance I Corp.
3.82% (1 Month LIBOR + 2.250%), 07/28/2025 (2)		4,416,900	4,395,743
American Axle & Manufacturing, Inc.
3.71% (US LIBOR + 2.250%), 04/08/2024 (2)		3,225,725	3,235,822
Americold Realty Operating Partnership LP
5.32% (1 Month LIBOR + 3.750%), 12/01/2022 (2)		654,193	660,330
Ancestry.com Operations, Inc.
4.66% (1 Month LIBOR + 3.250%), 10/19/2023 (2)		3,869,750	3,885,461
Aramark Services, Inc.
3.57% (1 Month LIBOR + 2.000%), 03/28/2024 (2)		2,763,212	2,777,886
3.57% (1 Month LIBOR + 2.000%), 03/11/2025 (2)		200,000	200,938

Argon Medical Devices, Inc.
5.09% (US LIBOR + 3.750%), 11/02/2024 (2)		910,000	914,550
Asurion LLC
4.32% (1 Month LIBOR + 2.750%), 08/04/2022 (2)		3,408,118	3,423,558
4.57% (1 Month LIBOR + 3.000%), 11/03/2023 (2)		462,658	464,685
7.57% (1 Month LIBOR + 6.000%), 08/04/2025 (2)		930,000	954,701
Avantor, Inc.
5.51%, (1 Month LIBOR + 4.000%), 11/21/2024 (2)		320,000	321,334
Avaya, Inc.
6.23% (1 Month LIBOR + 4.750%), 12/16/2024 (2)		120,000	117,950
Avolon T/L B-2
3.75% (1 Month LIBOR + 2.250%), 03/21/2022 (2)		5,726,542	5,680,559
Beacon Roofing Supply, Inc.
3.57% (US LIBOR + 2.250%), 01/02/2025 (2)		120,000	120,250
Brand Energy & Infrastructure Services, Inc.
5.61% (3 Month LIBOR + 4.250%), 06/21/2024 (2)		1,793,307	1,799,135
BWAY Corp.
4.60% (3 Month LIBOR + 3.250%), 04/03/2024 (2)		2,985,000	2,995,657
Caesars Resort Collection LLC
4.34% (1 Month LIBOR + 2.750%), 12/23/2024 (2)		4,100,000	4,116,113
California Resources Corp.
6.24% (US LIBOR + 4.750%), 12/31/2022 (2)		200,000	199,000
Ceasars Entertainment, Inc.
3.86% (US LIBOR + 2.500%), 10/06/2024 (2)		100,000	100,047
CenturyLink, Inc.
4.32%, 01/31/2025 (1 Month LIBOR + 2.750%), 01/31/2025 (2)		3,920,000	3,776,685
Change Healthcare Holdings LLC
4.32% (1 Month LIBOR + 2.750%), 03/01/2024 (2)		3,989,850	3,995,356
Charter Communications Operating LLC
3.51% (US LIBOR + 2.000%), 07/01/2020 (2)		1,892,870	1,892,870
3.51% (US LIBOR + 2.000%), 01/03/2021 (2)		2,013,458	2,014,726
3.76% (US LIBOR + 2.250%), 01/15/2024 (2)		3,232,770	3,232,770
CHI Doors Holdings Corp.
4.94% (3 Month LIBOR + 3.250%), 07/29/2022 (2)		2,402,807	2,401,317
Chobani LLC
5.07% (1 Month LIBOR + 3.500%), 10/09/2023 (2)		1,845,375	1,858,440
Colorado Buyer, Inc.
4.38% (3 Month LIBOR + 3.000%), 05/01/2024 (2)		1,122,188	1,128,505
Columbus Mckinnon T/L
4.69% (3 Month LIBOR + 3.000%), 01/31/2024 (2)		193,038	194,244
CommScope, Inc.
3.38% (US LIBOR + 2.000%), 12/29/2022 (2)		3,698,420	3,715,358
Core & Main Gp, LLC
4.46% (6 Month LIBOR + 3.000%), 08/01/2024 (2)		100,000	100,688
CSC Holdings LLC
3.74% (1 Month LIBOR + 2.250%), 07/17/2025 (2)		3,430,000	3,413,913
Dell International LLC
3.57% (1 Month LIBOR + 2.000%), 09/07/2023 (2)		100,000	99,921
Diamond BC BV
3.25% (2 Month EURIBOR + 3.250%), 09/06/2024 (2)	EUR	200,000	239,521
4.42% (2 Month LIBOR + 3.000%), 09/06/2024 (2)		$100,000	100,060
Duff & Phelps LLC
4.63% (US LIBOR + 3.250%), 12/06/2024 (2)		775,000	775,969
Encapsys LLC
4.82% (1 Month LIBOR + 3.250%), 11/07/2024 (2)		565,000	566,768
Energy Future DIP
4.57% (1 Month LIBOR + 3.000%), 06/29/2018 (2)		10,955,000	10,978,444
Envision Healthcare Corp.
4.57% (1 Month LIBOR + 3.000%), 12/01/2023 (2)		1,686,756	1,690,264
ExamWorks Group, Inc.
4.82% (1 Month LIBOR + 3.250%), 07/27/2023 (2)		1,086,278	1,092,165
Exgen Renewables IV LLC
4.47% (3 Month LIBOR + 3.000%), 11/29/2024 (2)		670,000	676,700
First Data Corp.
3.80% (1 Month LIBOR + 2.250%), 07/08/2022 (2)		2,512,083	2,513,464
Flex Acquisition Co., Inc.
4.34% (3 Month LIBOR + 3.000%), 12/29/2023 (2)		820,875	824,470
Golden Entertainment, Inc.
4.51% (1 Month LIBOR + 3.000%), 10/21/2024 (2)		200,000	200,166
HCA, Inc.
3.82% (1 Month LIBOR + 2.250%), 02/15/2024 (2)		3,264,092	3,282,958
Hilton Worldwide Finance LLC
3.55% (1 Month LIBOR + 2.000%), 10/25/2023 (2)		10,488,892	10,537,351
HUB International Ltd.
4.41% (3 Month LIBOR + 3.250%), 10/02/2020 (2)		2,232,295	2,241,470
Hyland Software, Inc.
4.82% (1 Month LIBOR + 3.250%), 07/01/2022 (2)		1,273,584	1,280,754
Intelsat Jackson Holdings SA
4.21% (US LIBOR + 2.750%), 06/30/2019 (2)		1,000,000	996,720
5.21% (3 Month LIBOR + 3.750%), 11/30/2023 (2)		420,000	410,848
5.98% (US LIBOR + 4.500%), 01/15/2024 (2)		1,315,000	1,329,518
KFC Holdings Co.
3.49% (1 Month LIBOR + 2.000%), 06/16/2023 (2)		7,362,113	7,400,469
Kloeckner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.750%), 06/30/2022 (2)	EUR	100,000	120,113
5.94% (3 Month LIBOR + 4.250%), 07/03/2022 (2)		$2,384,025	2,404,885
Kronos, Inc./MA
4.90% (3 Month LIBOR + 3.500%), 11/01/2023 (2)		3,544,102	3,566,040
Level 3 Financing, Inc.
3.70% (3 Month LIBOR + 2.250%), 02/22/2024 (2)		12,025,000	12,025,000
Lions Gate Entertainment Corp.
3.68% (1 Month LIBOR + 2.250%), 12/08/2023 (2)		784,323	784,566
MA Finance Co. LLC
4.32% (1 Month LIBOR + 2.750%), 06/21/2024 (2)		270,854	270,854
MacDonald Dettwiler & Associates Ltd.
4.10% (3 Month LIBOR + 2.750%), 10/04/2024 (2)		2,515,000	2,525,789
Micro Holdings Corp.
5.34% (3 Month LIBOR + 3.750%), 09/13/2024 (2)		1,510,000	1,513,398
Mission Broadcasting, Inc.
3.86% (1 Month LIBOR + 2.500%), 01/17/2024 (2)		279,831	280,430
MPH Acquisition Holdings LLC
4.69% (3 Month LIBOR + 3.000%), 06/07/2023 (2)		2,374,578	2,377,879
Multi-Color Corp.
3.82% (1 Month LIBOR + 2.250%), 10/31/2024 (2)		47,000	47,294
Nature’s Bounty Co.
5.07% (1 Month LIBOR + 3.500%), 09/26/2024 (2)		99,750	96,383
NEP/NCP Holdco, Inc.
4.82% (1 Month LIBOR + 3.250%), 07/21/2022 (2)		907,719	908,854
Nexstar Media Group, Inc.
3.86% (1 Month LIBOR + 2.500%), 01/17/2024 (2)		2,216,628	2,221,371
Nidda Healthcare Holding GmbH
3.50% (GB LIBOR + 4.500%), 09/22/2024 (2)	EUR	50,357	60,414
Nidda Healthcare Holdings AG
3.50% (EURIBOR + 3.500%), 09/22/2024 (2)		249,643	299,497
PAREXEL International
4.57% (1 Month LIBOR + 3.000%), 09/27/2024 (2)		$1,122,188	1,126,631
Petrobras Global Trading BV
3.60%, (1 Month LIBOR + 2.14%), 02/19/2020 (2)		500,000	496,250
Post Holdings, Inc.
3.60% (1 Month LIBOR + 2.250%), 05/24/2024 (2)		1,756,175	1,761,514
Radiate Holdco LLC
4.38% (US LIBOR + 0.000%), 02/01/2022 (2)		1,375,000	1,350,443
RCN Cable LLC
4.57% (1 Month LIBOR + 3.000%), 02/01/2024 (2)		1,785,853	1,770,869
Resolute Investment Managers, Inc.
4.82% (US LIBOR + 3.500%), 09/13/2018 (2)(11)		6,200,000	6,176,750
Reynolds Group Holdings, Inc.
4.32% (1 Month LIBOR + 2.750%), 02/03/2023 (2)		1,915,164	1,923,112
Scientific Games International, Inc.
4.70% (US LIBOR + 3.250%), 08/14/2024 (2)		1,786,170	1,799,567
Seattle SpinCo., Inc.
4.32% (1 Month LIBOR + 2.750%), 06/21/2024 (2)		1,829,146	1,829,146
Sequa Mezzanine Holdings LLC
6.55% (3 Month LIBOR + 5.000%), 11/26/2021 (2)		5,223,750	5,253,160
SFR Group SA
4.35% (3 Month LIBOR + 3.000%), 01/30/2026 (2)		300,000	288,468
Sinclair Television Group, Inc.
3.98% (US LIBOR + 2.500%), 12/12/2024 (2)		1,000,000	998,130
StandardAero Aviation Holdings, Inc.
5.32% (1 Month LIBOR + 3.750%), 07/07/2022 (2)		2,230,000	2,244,874
Station Casinos LLC
4.06% (1 Month LIBOR + 2.500%), 06/08/2023 (2)		1,220,000	1,221,403
Tenaska Co.
5.32% (1 Month LIBOR + 3.750%), 10/02/2023 (2)		1,716,149	1,730,547
TEX Operations Company LLC
3.83% (3 Month LIBOR + 2.500%), 08/04/2023 (2)		214,723	215,797
3.85% (US LIBOR + 2.500%), 08/04/2023 (2)		1,214,741	1,220,814
Traverse Midstream Partners LLC
5.85% (6 Month LIBOR + 4.000%), 09/27/2024 (2)		90,741	91,920
Tronox Ltd.
4.69% (3 Month LIBOR + 3.000%), 09/23/2024 (2)		104,651	105,249
4.69% (3 Month LIBOR + 3.000%), 09/23/2024 (2)		45,349	45,608
Uber Technologies, Inc.
5.55% (1 Month LIBOR + 4.000%), 07/13/2023 (2)		2,690,688	2,703,469
Unitymedia Finance LLC
3.59% (US LIBOR + 2.250%), 01/15/2026 (2)		200,000	199,444
Unitymedia Hessen GmbH & Co. KG
2.75% (EURIBOR + 2.750%), 01/15/2027 (2)	EUR	700,000	838,532
Univision Communications, Inc.
4.32% (1 Month LIBOR + 2.750%), 03/15/2024 (2)		$828,347	825,125
UPC Financing Partnership
3.98% (1 Month LIBOR + 2.500%), 01/15/2026 (2)		400,000	399,668
Valeant Pharmaceuticals International, Inc.
4.94% (1 Month LIBOR + 3.500%), 04/01/2022 (2)		1,930,211	1,956,308
Vantiv LLC
3.32% (US LIBOR + 2.000%), 08/07/2024 (2)		225,000	225,938
3.48% (1 Month LIBOR + 2.000%), 08/09/2024 (2)		800,000	803,664
Veritas US, Inc.
6.19% (3 Month LIBOR + 4.500%), 01/27/2023 (2)		794,000	795,326
VFH Parent LLC
5.13% (3 Month LIBOR + 3.750%), 12/30/2021 (2)		78,261	78,848
Virgin Media
3.88%, 09/15/2025		1,000,000	999,643
Virgin Media SFA Finance Ltd.
3.75% (GB LIBOR + 3.500%), 01/31/2026 (2)	GBP	1, 000,000	1,344,360
West Corp.
5.35% (1 Month LIBOR + 4.000%), 10/10/2024 (2)		$296,848	297,465
Western Digital Corp.
3.57% (1 Month LIBOR + 2.000%), 04/29/2023 (2)		1,066,541	1,070,007
WideOpenWest Finance LLC
4.75% (1 Month LIBOR + 3.250%), 08/18/2023 (2)		2,094,750	2,073,153
Wrangler Co.
4.57% (1 Month LIBOR + 3.000%), 09/27/2024 (2)		2,325,000	2,338,276
Zayo Group LLC
3.55% (1 Month LIBOR + 2.000%), 01/19/2021 (2)		1,619,860	1,623,327

Total Bank Loans (Cost $194,260,972)			$194,158,598

	Shares		Value
COMMON STOCKS - 0.06%
Consumer, Cyclical - 0.06%
Caesars Entertainment Corp. (5)		338,983	$4,288,135

Total Common Stocks (Cost $4,048,656)			$4,288,135

PREFERRED STOCKS - 0.03%
Consumer, Non-cyclical - 0.03%
Bunge Ltd., 4.88%		22,744	$2,366,286

Total Preferred Stocks (Cost $2,318,300)			$2,366,286

SHORT-TERM INVESTMENTS - 8.72%
Money Market Funds - 7.22%
Fidelity Institutional Money Market Government Funds - Class I, 1.14%(6)(7)		279,935,336	$279,935,336
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 1.13%(6)(7)		282,395,007	282,395,007

			562,330,343

	Principal
	Amount		Value
Commercial Paper - 0.07%
Boston Scientific Corp., 1.82%		$1,855,000	$1,854,039
Enbridge Energy Partners LP, 2.23%		1,920,000	1,918,351
Enbridge Energy Partners LP, 2.12%		2,055,000	2,053,736

			5,826,126

Foreign Treasury Bills - 0.96%
Japan Treasury Discount Bill, 0.00%, 03/12/2018	JPY	8,390,000,000	74,482,351
Repurchase Agreements - 0.42%
J.P. Morgan Securities, 1.69%, dated 12/28/2017, due 1/2/2018, repurchase price $16,403,080 (collaterized by U.S. Treasury Note, value $16,729,199, 2.50%, 5/15/2024)		$16,400,000	16,400,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.86%, dated 12/29/2017, due 1/02/2018, repurchase price $9,201,901, (collaterized by U.S. Treasury Bond, value $9,403,610, 3.00%, 5/15/2042)		9,200,000	9,200,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.50%, dated 12/29/2017, due 1/03/2018, repurchase price $7,200,300, (collaterized by U.S. Treasury Bond, value $7,343,872, 3.75%, 11/15/2043)		7,200,000	7,200,000

			32,800,000

U.S. Treasury Bills - 0.05%
U.S. Treasury Bill, 0.00%, 03/01/2018(9)		3,289,000	3,282,257

Total Short-Term Investments (Cost $678,815,870)			$678,721,077

TOTAL INVESTMENTS IN SECURITIES - 104.32% (Cost $8,081,005,666)			$8,122,249,633
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.32)%			(336,339,842)

TOTAL NET ASSETS - 100.00%			$7,785,909,791

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

IO	Interest Only Strip.
PIK	Payment In-Kind
(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,532,037,754, which represents 19.68% of total net assets.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2017.
(4)	Delayed delivery purchase commitment security. The value of these securities total $286,470,694, which represents 3.68% of total net assets.
(5)	Non-income producing security.
(6)	Partially assigned as collateral for certain delayed delivery securities.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Inflation protected security. The value of these securities total $111,063,093, which represents 1.43% of total net assets.
(9)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $9,547,810, which represents 0.12% of total net assets.
(10)	This security is in default as of December 31, 2017. The value of the securities totals $10,847,187, which represents 0.14% of total net assets.
(11)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $67,004,098, which represents 0.86% of total net assets.
(12)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2017.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
408	Australian 10 Year Note Future	Goldman Sachs	Mar. 2018	$41,442,730	$41,116,394	$(326,336)
2,538	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2018	316,545,227	314,830,969	(1,714,258)
987	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2018	211,692,292	211,325,954	(366,338)
1,327	U.S. 2 Year Note Future	Citigroup Global Markets	Mar. 2018	284,644,101	284,123,142	(520,959)
1,402	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2018	163,372,476	162,862,016	(510,460)
366	U.S. Long Bond Future	Goldman Sachs	Mar. 2018	55,995,402	55,998,000	2,598
190	U.S. Ultra Bond Future	Goldman Sachs	Mar. 2018	31,745,970	31,854,687	108,717

						$(3,327,036)

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(325)	Euro-Bobl Future	Citigroup Global Markets	Mar. 2018	$(51,483,387)	$(51,321,331)	$162,056
(164)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2018	(20,452,330)	(20,343,688)	108,642
(669)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Mar. 2018	(89,520,918)	(89,353,313)	167,605
(330)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2018	(38,431,578)	(38,334,141)	97,437

						$535,740

						$(2,791,296)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Purchase Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar, Settlement 01/19/2018	Canadian Imperial Bank of Commerce	AUD/USD	5,188,000	$3,947,669	$4,047,987	$100,318
Brazilian Real, Settlement 01/03/2018*	Deutsche Bank	BRL/USD	13,579,175	4,142,076	4,091,398	(50,678)
British Pound, Settlement 01/10/2018	Morgan Stanley	GBP/USD	1,427,000	1,913,934	1,927,440	13,506
British Pound, Settlement 01/10/2018	Deutsche Bank	GBP/USD	1,060,000	1,426,127	1,431,735	5,608
Indian Rupee, Settlement 03/13/2018*	J.P. Morgan	INR/USD	1,045,866,417	15,746,257	16,236,842	490,585
Indonesian Rupiah, Settlement 01/19/2018 *	J.P. Morgan	IDR/USD	60,327,740,000	4,430,000	4,437,268	7,268
Israel Shekel, Settlement 01/19/2018	J.P. Morgan	ILS/USD	4,576,517	1,297,162	1,316,317	19,155
Japanese Yen, Settlement 01/10/2018	Morgan Stanley	JPY/USD	2,114,300,000	18,809,770	18,775,981	(33,789)
Mexican Peso, Settlement 01/19/2018	Citigroup Global Markets	MXN/USD	24,544,255	1,277,142	1,242,978	(34,164)
Mexican Peso, Settlement 01/24/2018	Morgan Stanley	MXN/USD	349,660,628	18,504,479	17,689,129	(815,350)
Turkish Lira, Settlement 01/22/2018	Deutsche Bank	TRY/USD	10,075,618	2,611,380	2,638,485	27,105
Turkish Lira, Settlement 01/22/2018	J.P. Morgan	TRY/USD	123,882,310	31,411,888	32,440,850	1,028,962

				$105,517,884	$106,276,410	$758,526

Sale Contracts	Counterparty	Currency Purchased/Sold	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar, Settlement 01/10/2018	J.P. Morgan	USD/AUD	(24,594,000)	$(18,606,908)	$(19,189,557)	$(582,649)
Australian Dollar, Settlement 01/10/2018	Morgan Stanley	USD/AUD	(2,057,000)	(1,578,296)	(1,604,982)	(26,686)
Australian Dollar, Settlement 01/19/2018	Citigroup Global Markets	USD/AUD	(5,188,000)	(4,071,076)	(4,047,987)	23,089
Brazilian Real, Settlement 01/03/2018*	J.P. Morgan	USD/BRL	(13,360,939)	(4,140,000)	(4,025,644)	114,356
Brazilian Real, Settlement 02/02/2018*	Morgan Stanley	USD/BRL	(15,377,972)	(4,635,914)	(4,616,554)	19,360
British Pound, Settlement 01/10/2018	J.P. Morgan	USD/GBP	(71,773,000)	(97,000,366)	(96,943,351)	57,015
Euro, Settlement 01/10/2018	Deutsche Bank	USD/EUR	(94,933,000)	(112,602,862)	(113,988,925)	(1,386,063)
Euro, Settlement 02/23/2018	Citigroup Global Markets	USD/EUR	(4,062,711)	(4,819,553)	(4,890,715)	(71,162)
Israel Shekel, Settlement 01/19/2018	HSBC	USD/ILS	(7,066,000)	(2,020,127)	(2,032,353)	(12,226)
Israel Shekel, Settlement 02/16/2018	HSBC	USD/ILS	(2,224,000)	(635,338)	(640,375)	(5,037)
Israel Shekel, Settlement 02/16/2018	Merrill Lynch	USD/ILS	(1,177,000)	(336,305)	(338,903)	(2,598)
Israel Shekel, Settlement 02/16/2018	Citigroup Global Markets	USD/ILS	(3,531,000)	(1,009,497)	(1,016,710)	(7,213)
Japanese Yen, Settlement 01/10/2018	Morgan Stanley	USD/JPY	(2,096,800,000)	(18,853,148)	(18,620,573)	232,575
Japanese Yen, Settlement 03/12/2018	Morgan Stanley	USD/JPY	(8,390,000,000)	(75,264,052)	(74,737,810)	526,242
Mexican Peso, Settlement 01/19/2018	HSBC	USD/MXN	(58,333,000)	(3,070,244)	(2,954,119)	116,125
Mexican Peso, Settlement 01/19/2018	Citigroup Global Markets	USD/MXN	(40,401,000)	(2,179,433)	(2,046,001)	133,432
Swiss Franc, Settlement 02/15/2018	J.P. Morgan	USD/CHF	(19,646,000)	(19,953,235)	(20,230,062)	(276,827)

				$(370,776,354)	$(371,924,621)	$(1,148,267)

				$(265,258,470)	$(265,648,211)	$(389,741)

*	Non-deliverable forward.

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2017	Notional Amount	Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	5.00%	06/20/2022	1.89%	$2,750,000	$475,995	$343,660	$132,335
CDX.EM.28	1.00%	12/20/2022	1.79%	24,347,000	(212,394)	(904,316)	691,922
Navient Corporation	5.00%	12/20/2022	3.35%	8,800,000	821,071	604,323	216,748

				$35,897,000	$1,084,672	$43,667	$1,041,005

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2017	Notional Amount	Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.71%	16,450,000	(33,791)	(282,415)	248,624
Deutsche Bank	United Mexican States	1.00%	12/20/2022	0.98%	17,600,000	(48,792)	(73,089)	24,297
Goldman Sachs	Russia Emerging Markets SPMYC	1.00%	06/20/2022	1.45%	1,500,000	(12,323)	(31,032)	18,709

					$35,550,000	$(94,906)	$(386,536)	$291,630

					$71,447,000	$989,766	$(342,869)	$1,332,635

Over-the-Counter Total Return Swap Contracts - Purchased

Counterparty	Reference Entity	Floating Rate Received by Fund	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premium Paid	Unrealized Appreciation / (Depreciation)
J.P. Morgan	IBOXX USD Liquid Leveraged Loans Index Series 1(1)	3-Month LIBOR Received	Quarterly	03/20/2018	$100,000	$51	$177	$(126)

					$100,000	$51	$177	$(126)

(1)	Swap is categorized as Level 3 per the Trust’s fair value hierarchy.

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	3.00%	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	124,400,000	$1,913,190	$920,451	$992,739
Goldman Sachs	2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		$94,300,000	907,973	2,299,939	(1,391,966)
Goldman Sachs	2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		46,000,000	442,914	750,682	(307,768)
Goldman Sachs	1.50%	6 Month GBP LIBOR	Received	Semi-Annual	03/21/2028	GBP	18,700,000	(481,805)	(18,415)	(463,390)
Goldman Sachs	1.00%	6 Month EUIBOR	Received	Semi-Annual	03/21/2028	EUR	16,100,000	(135,574)	(25,696)	(109,878)
Goldman Sachs	7.37%	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027	MXN	40,300,000	(88,092)	(2,477)	(85,615)
Goldman Sachs	7.15%	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027		25,800,000	(73,921)	(22,852)	(51,069)
Goldman Sachs	2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		$84,500,000	1,080,318	1,502,458	(422,140)
Goldman Sachs	7.98%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027	MXN	1,000,000	34	—	34
Goldman Sachs	7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	47	—	47
Goldman Sachs	7.87%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	—	—
Goldman Sachs	7.99%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		2,000,000	—	—	—
Goldman Sachs	8.01%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		2,000,000	—	—	—
Goldman Sachs	7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	—|	—

								$3,565,084	$5,404,090	$(1,839,006)

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 96.84%
Alabama - 0.83%
Alabama Housing Finance Authority
1.35%, 04/01/2020 (1)	$2,000,000	$1,996,840
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,682,430
5.25%, 10/01/2048	1,650,000	1,871,364
5.50%, 10/01/2053	715,000	819,054
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034 (1)	1,025,000	1,020,111
1.63%, 07/15/2034 (1)	11,500,000	11,455,380
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,545,570
5.00%, 03/01/2029	1,000,000	1,137,580
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	3,175,036
5.38%, 12/01/2035	215,000	240,615
Water Works Board of the City of Birmingham/The
5.00%, 01/01/2023	430,000	490,806

		25,434,786

Alaska - 0.14%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,351,960

Arizona - 2.15%
Arizona Health Facilities Authority
5.25%, 01/01/2018	1,500,000	1,500,000
5.00%, 01/01/2020	2,000,000	2,127,660
1.75%, 07/01/2035 (1)	10,000,000	10,000,000
5.00%, 02/01/2042	2,000,000	2,152,400
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,152,358
City of Phoenix AZ
4.00%, 07/01/2022	900,000	988,794
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2020	325,000	349,843
5.00%, 07/01/2021	100,000	110,326
5.00%, 07/01/2022	275,000	310,041
5.00%, 07/01/2028	1,000,000	1,217,680
5.00%, 07/01/2032	800,000	954,672
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,446,390
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,384,900
Industrial Development Authority of the City of Phoenix/The
1.22%, 12/01/2035 (1)	5,400,000	5,399,676
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	398,936
5.00%, 01/01/2021	350,000	382,613
5.75%, 01/01/2036 (2)(4)	100,000	102,182
5.00%, 01/01/2048 (1)	1,000,000	1,178,480
5.00%, 01/01/2048 (1)	1,300,000	1,481,558
6.00%, 01/01/2048 (2)(4)	435,000	446,854
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	221,654
5.00%, 07/01/2026	630,000	768,720
Peoria Industrial Development Authority
5.00%, 11/15/2019	115,000	118,646
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2024	1,600,000	1,890,704
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,375,000
Tempe Industrial Development Authority
4.00%, 10/01/2023 (2)(4)	1,250,000	1,256,400
6.00%, 10/01/2037 (2)(4)	40,000	41,124
6.13%, 10/01/2047 (2)(4)	80,000	82,386
6.13%, 10/01/2052 (2)(4)	80,000	82,086

		65,922,083

Arkansas - 0.04%
Arkansas State University
4.00%, 03/01/2019	500,000	513,390
4.00%, 03/01/2020	525,000	548,567

		1,061,957

California - 3.61%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,483,131
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,184,140
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,886,125
5.00%, 10/01/2037	2,000,000	2,303,900
Alisal Union School District
5.25%, 08/01/2042	740,000	905,301
Bay Area Toll Authority
2.96% (SIFMA Municipal Swap Index + 1.250%), 04/01/2036 (3)	1,000,000	1,028,690
2.10%, 04/01/2045 (1)	1,000,000	1,006,100
2.85%, 04/01/2047 (1)	1,000,000	1,046,270
2.95%, 04/01/2047 (1)	1,170,000	1,226,183
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,271,475
5.00%, 11/01/2032 (1)	1,400,000	1,605,674
5.00%, 07/01/2034 (1)	1,710,000	1,948,271
1.25%, 10/01/2036 (1)	2,500,000	2,465,975
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,218,230
5.00%, 08/15/2034	1,065,000	1,273,207
4.00%, 08/15/2037	1,560,000	1,624,475
4.00%, 08/15/2042	1,000,000	1,037,190
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,993,289
California State Public Works Board
5.00%, 09/01/2021	1,060,000	1,180,437
5.00%, 03/01/2024	2,500,000	2,948,525
5.00%, 03/01/2025	3,280,000	3,943,085
5.00%, 11/01/2037	235,000	264,974
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,209,340
5.00%, 11/01/2032 (2)	1,135,000	1,270,485
5.00%, 05/15/2040	400,000	459,432
5.00%, 11/01/2041 (2)	875,000	961,152
5.38%, 11/01/2049 (2)	100,000	107,891
5.50%, 12/01/2054	1,960,000	2,192,358
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	430,056
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	288,895
5.00%, 04/01/2036	200,000	230,312
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	311,080
5.00%, 06/01/2022	400,000	445,048
5.00%, 06/01/2023	455,000	514,441
0.00%, 06/01/2024	1,000,000	861,990
5.00%, 06/01/2024	255,000	292,541
5.00%, 06/01/2033	1,235,000	1,235,013
5.00%, 06/01/2040	2,000,000	2,305,600
5.75%, 06/01/2047	3,765,000	3,790,941
Irvine Unified School District
5.00%, 03/01/2057	800,000	915,960
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,448,532
5.00%, 12/01/2030	2,520,000	3,031,736
Los Angeles NV Unified School District
5.00%, 07/01/2019	1,250,000	1,314,988
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,029,239
5.00%, 08/01/2028	1,000,000	1,184,470
5.00%, 08/01/2029	775,000	914,430
5.00%, 08/01/2030	2,530,000	2,969,841
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,514,675
5.00%, 03/01/2030	1,700,000	2,039,830
Oakland Unified School District/Alameda County
5.00%, 08/01/2027	1,770,000	2,221,952
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,137,560
Orchard School District
0.00%, 08/01/2022	2,940,000	2,682,779
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,022,228
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,899,608
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2021	925,000	1,019,544
5.00%, 05/01/2021	305,000	335,463

5.00%, 05/01/2022	400,000	451,808
5.00%, 05/01/2022	310,000	349,457
5.00%, 05/01/2023	225,000	259,808
5.00%, 05/01/2023	225,000	259,324
State of California
5.00%, 08/01/2019	1,000,000	1,053,560
5.00%, 07/01/2020	500,000	525,765
5.00%, 08/01/2022	1,535,000	1,751,343
5.00%, 09/01/2022	3,140,000	3,590,245
5.00%, 09/01/2022	2,000,000	2,286,780
5.00%, 08/01/2023	3,000,000	3,503,790
5.00%, 09/01/2026	2,000,000	2,474,920
5.00%, 08/01/2027	620,000	752,605
5.00%, 08/01/2029	935,000	1,141,065
5.00%, 09/01/2029	370,000	451,936
5.00%, 08/01/2030	3,500,000	4,246,970
1.71% (1 Month LIBOR USD + 0.760%), 12/01/2031 (3)	750,000	758,655
4.00%, 09/01/2035	3,625,000	3,948,640
Union Elementary School District
2.25%, 09/01/2026	1,250,000	1,269,725

		110,510,453

Colorado - 1.44%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,512,111
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	754,350
5.13%, 12/01/2047	1,075,000	1,080,848
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	513,790
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	542,288
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	508,780
Centerra Metropolitan District No 1
2.70%, 12/01/2019 (2)	493,000	497,417
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2021	2,000,000	2,223,720
City & County of Denver Co.
5.00%, 10/01/2032	1,225,000	1,339,133
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	229,253
4.00%, 01/01/2020	250,000	258,040
5.00%, 02/01/2020	1,210,000	1,278,171
5.00%, 12/01/2022	1,855,000	2,088,136
5.00%, 01/01/2024	125,000	138,695
5.00%, 01/01/2026	100,000	110,417
5.00%, 01/01/2031	100,000	107,527
5.25%, 02/01/2031	2,250,000	2,412,112
5.00%, 01/01/2037	250,000	265,555
5.25%, 05/15/2037	475,000	529,625
5.00%, 10/01/2038 (1)	630,000	690,978
2.18% (1 Month LIBOR USD + 1.250%), 10/01/2039 (3)	2,000,000	1,996,480
5.25%, 01/01/2040	540,000	589,680
5.25%, 01/01/2045	510,000	555,691
6.13%, 12/01/2045 (2)	375,000	397,744
5.00%, 09/01/2046	1,000,000	1,126,320
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	550,000	604,730
5.00%, 12/31/2051	190,000	208,287
5.00%, 12/31/2056	425,000	465,078
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	522,620
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	532,520
5.00%, 12/01/2022	4,950,000	5,666,215
E-470 Public Highway Authority
0.00%, 09/01/2018	375,000	371,044
0.00%, 09/01/2020	730,000	690,704
1.95% (1 Month LIBOR USD + 0.900%), 09/01/2039 (3)	325,000	325,874
2.10% (1 Month LIBOR USD + 1.050%), 09/01/2039 (3)	650,000	657,755
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,019,293
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	763,770
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	747,668
5.50%, 12/01/2046	1,500,000	1,547,715
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	890,910
5.00%, 12/01/2046	1,880,000	1,953,339

Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	507,860
Southlands Metropolitan District No 1
3.00%, 12/01/2022	275,000	274,871
3.50%, 12/01/2027	500,000	499,160
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	502,890
University of Colorado
5.00%, 06/01/2047	500,000	586,000
University of Colorado Hospital Authority
5.00%, 11/15/2038 (1)	1,020,000	1,130,915

		44,216,079

Connecticut - 3.15%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,766,062
5.00%, 07/15/2021	3,300,000	3,555,288
5.00%, 07/15/2022	2,250,000	2,462,355
5.00%, 07/15/2023	2,000,000	2,221,900
5.00%, 07/15/2026	2,430,000	2,828,447
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,514,167
5.00%, 03/01/2028	1,490,000	1,778,449
5.00%, 03/01/2033	1,900,000	2,199,041
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,278,069
5.00%, 08/15/2023	900,000	1,020,726
5.00%, 08/15/2029	2,000,000	2,291,860
5.00%, 08/15/2031	1,000,000	1,138,620
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,720,573
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,240,987
Connecticut State Health & Educational Facility Authority
5.00%, 07/01/2018	600,000	610,428
1.00%, 07/01/2042 (1)	18,000,000	17,820,180
1.00%, 07/01/2042 (1)	10,000,000	9,900,100
2.00%, 07/01/2042 (1)	1,325,000	1,300,527
5.00%, 07/01/2043	1,750,000	1,890,683
4.00%, 07/01/2046	880,000	896,201
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (2)(4)	955,000	992,159
State of Connecticut
5.00%, 08/01/2019	20,380,000	21,392,886
5.00%, 09/01/2022	5,725,000	6,409,710
5.00%, 06/15/2027	1,680,000	1,936,721
5.00%, 03/01/2029	1,500,000	1,679,190
5.00%, 11/15/2032	200,000	225,894
Town of Hamden CT
5.00%, 08/15/2026	500,000	584,080
5.00%, 08/15/2026	1,335,000	1,575,233
Town of Stratford CT
2.50%, 01/03/2018	1,000,000	1,000,000
Town of Tolland CT
2.00%, 05/24/2018	400,000	400,752

		96,631,288

Delaware - 0.15%
County of Sussex DE
5.00%, 01/01/2036	2,500,000	2,744,900
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	539,745
5.00%, 09/01/2036	500,000	552,885
5.00%, 09/01/2046	700,000	773,430

		4,610,960

District of Columbia - 0.92%
District of Columbia
5.00%, 12/01/2021	2,300,000	2,583,199
5.00%, 06/01/2022	1,150,000	1,306,411
5.00%, 06/01/2031	2,500,000	3,044,600
5.00%, 06/01/2034	2,100,000	2,533,881
5.00%, 12/01/2036	670,000	744,980
5.00%, 07/01/2042	730,000	767,164
5.00%, 07/01/2052	765,000	797,895
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,477,798
5.00%, 10/01/2021	2,000,000	2,223,780
5.00%, 10/01/2023	850,000	985,703
5.00%, 10/01/2027	500,000	613,315
5.00%, 10/01/2029	1,000,000	1,214,980
5.00%, 10/01/2037	1,000,000	1,181,760

Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	493,410
6.50%, 10/01/2041	2,000,000	2,628,460
5.00%, 10/01/2053	1,000,000	1,079,930
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,442,770
5.00%, 07/01/2020	1,375,000	1,483,611
5.00%, 07/01/2032	1,255,000	1,516,354

		28,120,001

Florida - 6.12%
Alachua County Health Facilities Authority
5.00%, 12/01/2036	1,000,000	1,126,150
5.00%, 12/01/2044	1,350,000	1,505,979
6.38%, 11/15/2049	300,000	335,142
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,483,799
Celebration Pointe Community Development District
4.00%, 05/01/2022 (2)	350,000	357,056
Citizens Property Insurance Corp.
5.00%, 06/01/2018	400,000	405,708
5.00%, 06/01/2021	355,000	390,929
5.00%, 06/01/2022	335,000	377,830
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,075,000	1,072,710
City of Jacksonville FL
5.00%, 10/01/2021	1,165,000	1,295,795
5.00%, 10/01/2024	1,185,000	1,410,695
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,415,780
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,593,017
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,268,513
County of Broward FL Airport System Revenue
5.00%, 10/01/2020	880,000	956,534
5.00%, 10/01/2021	150,000	166,611
5.00%, 10/01/2022	585,000	661,775
5.00%, 10/01/2022	1,500,000	1,709,970
5.00%, 10/01/2022	2,435,000	2,775,851
5.00%, 10/01/2022	125,000	141,405
5.00%, 10/01/2023	125,000	144,663
5.00%, 10/01/2029	500,000	588,265
5.00%, 10/01/2030	405,000	487,794
5.00%, 10/01/2042	110,000	122,331
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,129,130
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,162,710
5.00%, 10/01/2024	1,785,000	2,099,071
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,084,170
5.75%, 10/01/2020	615,000	657,945
5.00%, 10/01/2022	485,000	526,230
5.00%, 10/01/2031	3,000,000	3,351,990
5.00%, 10/01/2035	1,000,000	1,142,240
County of Miami-Dade Seaport Department
1.75%, 10/01/2050 (1)	4,000,000	4,000,000
County of Orange FL Tourist Development Tax Revenue
5.00%, 10/01/2019	1,000,000	1,056,640
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,314,450
Florida Department of Environmental Protection
5.00%, 07/01/2019	300,000	314,958
5.00%, 07/01/2019	1,050,000	1,102,353
5.00%, 07/01/2022	5,000,000	5,687,800
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,191,719
Florida’s Turnpike Enterprise
5.00%, 07/01/2019	2,380,000	2,499,381
5.00%, 07/01/2022	3,250,000	3,695,575
Greater Orlando Aviation Authority
5.00%, 10/01/2020	815,000	883,370
5.00%, 10/01/2030	1,000,000	1,201,560
5.00%, 10/01/2031	2,000,000	2,327,040
5.00%, 10/01/2033	2,000,000	2,313,400
5.00%, 10/01/2046	1,000,000	1,151,950
Hernando County School District
5.00%, 07/01/2024	805,000	948,177
5.00%, 07/01/2025	1,000,000	1,197,830
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,494,915

JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,787,596
JEA Water & Sewer System Revenue
5.00%, 10/01/2022	250,000	286,218
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	650,000	654,739
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037 (2)	250,000	251,970
5.75%, 12/01/2052 (2)	500,000	496,245
Manatee County School District
5.00%, 10/01/2025	520,000	628,488
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,669,967
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	914,112
Miami-Dade County Educational Facilities Authority
5.25%, 04/01/2020	1,000,000	1,077,370
5.00%, 04/01/2040	2,855,000	3,260,125
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,310,613
5.00%, 07/01/2030	1,225,000	1,444,716
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	130,143
5.00%, 08/01/2026	155,000	185,420
5.00%, 08/01/2027	345,000	415,591
5.00%, 08/01/2028	400,000	479,116
5.00%, 08/01/2029	480,000	572,246
5.00%, 08/01/2030	675,000	799,814
5.00%, 08/01/2032	750,000	881,723
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	235,000	240,746
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,034,420
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,186,760
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	56,887
5.00%, 12/01/2024	105,000	121,347
7.50%, 06/01/2049	1,875,000	2,276,100
7.50%, 06/01/2049	100,000	121,328
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,343,499
5.00%, 08/01/2032	3,000,000	3,526,080
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,053,763
5.00%, 06/01/2023	2,740,000	3,171,715
Sarasota County Health Facilities Authority
5.00%, 01/01/2047	825,000	902,996
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,561,060
5.00%, 05/01/2026	1,000,000	1,186,280
5.00%, 02/01/2029	8,000,000	9,409,760
5.00%, 02/01/2030	500,000	585,325
5.00%, 05/01/2031	5,000,000	5,784,950
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,431,640
5.00%, 07/01/2022	1,000,000	1,128,800
5.00%, 07/01/2028	1,500,000	1,818,015
5.00%, 07/01/2029	2,545,000	3,065,452
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,290,548
5.00%, 05/01/2021	2,035,000	2,238,826
South Miami Health Facilities Authority
5.00%, 08/15/2020	200,000	215,590
5.00%, 08/15/2023	250,000	286,505
5.00%, 08/15/2024	400,000	463,268
5.00%, 08/15/2025	700,000	819,077
State of Florida
5.00%, 06/01/2019	1,210,000	1,267,160
5.00%, 06/01/2019	1,320,000	1,382,357
5.00%, 06/01/2019	1,000,000	1,047,240
5.00%, 07/01/2019	3,500,000	3,677,170
5.00%, 06/01/2021	1,120,000	1,245,115
5.00%, 07/01/2021	1,125,000	1,252,462
5.00%, 06/01/2022	1,050,000	1,197,599
5.00%, 07/01/2022	1,175,000	1,342,649
5.00%, 06/01/2023	2,425,000	2,828,811
5.00%, 07/01/2023	2,630,000	3,078,915
5.00%, 07/01/2024	2,460,000	2,935,469
5.00%, 06/01/2025	1,500,000	1,822,320

State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	5,002,143
5.00%, 07/01/2020	2,000,000	2,164,600
5.00%, 07/01/2020	965,000	1,044,419
5.00%, 07/01/2021	1,290,000	1,435,693
5.00%, 07/01/2024	4,000,000	4,767,720
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,168,990

		187,556,687

Georgia - 1.70%
Atlanta Development Authority
6.75%, 01/01/2035	1,500,000	1,554,000
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020 (1)	3,000,000	2,988,660
City of Atlanta GA
5.00%, 01/01/2018	315,000	315,000
5.00%, 01/01/2019	225,000	232,495
5.00%, 01/01/2020	275,000	291,329
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2021	1,900,000	2,127,620
City of East Point GA
4.00%, 08/01/2018	400,000	405,308
5.00%, 08/01/2019	955,000	1,002,005
5.00%, 08/01/2020	415,000	446,341
5.00%, 08/01/2021	250,000	274,857
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2022	450,000	505,048
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	599,219
Fulton County Development Authority
5.00%, 04/01/2023	300,000	343,461
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2022	515,000	579,751
5.00%, 02/15/2025	300,000	351,531
5.50%, 02/15/2042	650,000	798,733
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	750,007
Glynn-Brunswick Memorial Hospital Authority
5.00%, 08/01/2022	1,220,000	1,377,197
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	662,648
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,002,780
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2021	150,000	164,501
5.00%, 04/01/2024	500,000	582,520
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (2)	1,000,000	1,052,830
Main Street Natural Gas, Inc.
5.00%, 03/15/2018	2,000,000	2,013,300
5.00%, 03/15/2021	2,500,000	2,724,800
Marietta Development Authority
5.00%, 11/01/2037 (2)	625,000	676,931
5.00%, 11/01/2047 (2)	500,000	533,155
Monroe County Development Authority
2.35%, 10/01/2048 (1)	500,000	498,445
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,031,100
5.00%, 01/01/2020	2,095,000	2,220,239
5.00%, 01/01/2020	2,980,000	3,158,144
4.00%, 01/01/2021	350,000	369,722
5.00%, 01/01/2022	250,000	277,538
5.00%, 01/01/2023	250,000	282,938
Peach County Development Authority
1.20%, 10/01/2018	2,000,000	1,992,620
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,141,357
5.00%, 10/01/2032	1,300,000	1,562,860
5.00%, 04/01/2044	1,300,000	1,418,365
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	137,576
Savannah Housing Authority
1.15%, 07/01/2019 (1)	3,700,000	3,690,861
State of Georgia
5.00%, 07/01/2020	1,000,000	1,082,820
5.00%, 02/01/2021	1,115,000	1,227,693
5.00%, 02/01/2022	5,000,000	5,657,850
5.00%, 07/01/2023	1,000,000	1,171,260

		52,277,415

Guam - 0.05%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,631,865

Hawaii - 0.32%
City & County of Honolulu HI
2.01% (SIFMA Municipal Swap Index + 0.300%), 09/01/2023 (3)	1,000,000	1,000,060
5.00%, 09/01/2024	1,275,000	1,517,658
2.03% (SIFMA Municipal Swap Index + 0.320%), 09/01/2027 (3)	5,000,000	5,000,300
5.00%, 10/01/2029	2,000,000	2,403,000

		9,921,018

Idaho - 0.27%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,156,824
5.00%, 03/01/2034	3,155,000	3,523,157
State of Idaho
4.00%, 06/29/2018	1,500,000	1,518,915

		8,198,896

Illinois - 10.21%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,028,640
0.00%, 12/01/2025	265,000	193,718
5.00%, 12/01/2026	145,000	154,989
5.00%, 12/01/2027	850,000	906,763
6.75%, 12/01/2030 (2)	1,500,000	1,829,220
5.00%, 12/01/2041	785,000	795,252
5.25%, 12/01/2041	3,000,000	3,068,940
5.00%, 12/01/2042	200,000	203,034
6.50%, 12/01/2046	100,000	115,258
7.00%, 12/01/2046 (2)(4)	400,000	484,228
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,420,200
5.00%, 01/01/2027	1,800,000	2,111,436
5.00%, 01/01/2032	2,000,000	2,264,840
5.00%, 01/01/2034	1,000,000	1,125,920
5.00%, 01/01/2046	300,000	346,053
Chicago O’Hare International Airport
5.00%, 01/01/2018	500,000	500,000
5.00%, 01/01/2021	500,000	545,520
5.00%, 01/01/2022	700,000	783,090
5.00%, 01/01/2022	500,000	559,350
5.00%, 01/01/2022	1,000,000	1,118,700
5.00%, 01/01/2022	520,000	579,181
5.00%, 01/01/2023	1,000,000	1,144,990
5.00%, 01/01/2024	865,000	1,003,487
5.00%, 01/01/2025	415,000	489,065
5.00%, 01/01/2027	385,000	464,510
5.00%, 01/01/2028	1,000,000	1,184,330
5.00%, 01/01/2030	2,000,000	2,324,600
5.00%, 01/01/2030	2,000,000	2,291,400
5.00%, 01/01/2031	700,000	797,209
5.00%, 01/01/2031	660,000	769,606
5.00%, 01/01/2032	1,300,000	1,476,111
5.00%, 01/01/2033	345,000	401,446
5.00%, 01/01/2034	400,000	464,196
5.00%, 01/01/2042	500,000	571,540
Chicago Park District
5.00%, 01/01/2025	500,000	539,750
5.00%, 01/01/2029	3,000,000	3,352,050
Chicago Transit Authority
4.00%, 06/01/2019	500,000	514,335
5.00%, 06/01/2020	250,000	267,808
5.00%, 06/01/2021	250,000	273,740
5.00%, 06/01/2022	265,000	296,498
5.00%, 06/01/2023	240,000	273,444
5.00%, 06/01/2024	200,000	230,726
5.25%, 06/01/2024	2,000,000	2,196,600
5.00%, 06/01/2025	200,000	233,042
5.00%, 06/01/2026	8,275,000	9,759,700
5.00%, 06/01/2026	160,000	188,707
City of Chicago IL
4.25%, 01/01/2020	465,000	488,622
5.00%, 01/01/2020	3,500,000	3,506,545
5.25%, 01/01/2021	1,565,000	1,568,161
5.00%, 01/01/2022	460,000	517,059
5.00%, 01/01/2023	1,535,000	1,635,481
5.00%, 01/01/2026	425,000	508,449
5.00%, 01/01/2027	500,000	598,175
5.25%, 01/01/2027	2,435,000	2,692,574
5.00%, 01/01/2028	865,000	921,623
5.75%, 01/01/2034	2,000,000	2,271,920
5.00%, 01/01/2035	750,000	795,615
5.50%, 01/01/2035	1,000,000	1,086,280

City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,174,480
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2018	300,000	300,000
5.00%, 01/01/2019	200,000	206,200
5.00%, 01/01/2020	200,000	211,552
5.00%, 01/01/2021	370,000	400,199
5.00%, 01/01/2022	250,000	276,022
5.00%, 01/01/2023	450,000	505,886
5.00%, 01/01/2024	500,000	571,580
5.00%, 01/01/2028	1,530,000	1,730,782
5.00%, 01/01/2029	1,300,000	1,463,696
5.00%, 01/01/2030	1,000,000	1,177,340
5.00%, 01/01/2033	2,000,000	2,224,020
5.00%, 01/01/2039	1,000,000	1,103,440
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	988,237
5.00%, 11/01/2021	1,525,000	1,680,291
5.00%, 11/01/2022	1,000,000	1,122,680
4.00%, 11/01/2023	1,025,000	1,105,627
5.00%, 11/01/2023	650,000	742,137
5.00%, 11/01/2024	250,000	292,417
5.00%, 11/01/2024	1,150,000	1,330,170
5.00%, 11/01/2024	1,000,000	1,156,670
5.00%, 11/01/2025	1,000,000	1,156,670
5.00%, 11/01/2033	500,000	561,635
City of Springfield IL
5.00%, 12/01/2024	340,000	390,378
5.00%, 12/01/2025	395,000	456,881
5.00%, 12/01/2026	160,000	182,622
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	1,006,587
County of Cook IL
5.25%, 11/15/2022	405,000	440,182
5.00%, 11/15/2023	2,500,000	2,843,925
5.00%, 11/15/2025	2,500,000	2,778,425
5.00%, 11/15/2026	1,450,000	1,697,645
5.00%, 11/15/2026	1,000,000	1,073,600
5.25%, 11/15/2028	1,035,000	1,129,268
5.00%, 11/15/2029	1,085,000	1,203,808
5.00%, 11/15/2029	1,000,000	1,159,730
5.00%, 11/15/2030	500,000	577,750
5.00%, 11/15/2033	2,795,000	3,329,795
Illinois Finance Authority
5.00%, 08/01/2021	445,000	486,995
5.00%, 07/01/2022	1,000,000	1,135,250
5.00%, 12/01/2022	325,000	364,624
4.00%, 05/15/2023	500,000	531,745
5.00%, 11/15/2023	750,000	858,750
5.00%, 01/01/2024	250,000	281,252
5.00%, 02/15/2024	90,000	101,759
5.00%, 05/15/2024	350,000	403,644
5.00%, 07/15/2025	230,000	275,894
5.00%, 08/01/2025	1,605,000	1,859,986
5.00%, 02/15/2026	360,000	416,005
5.00%, 03/01/2027	400,000	476,000
5.00%, 03/01/2028	465,000	550,323
5.00%, 01/01/2029	1,650,000	2,010,113
5.00%, 02/15/2029	1,070,000	1,239,541
5.00%, 07/01/2030	275,000	316,195
5.00%, 07/15/2030	710,000	864,532
5.00%, 08/01/2030	870,000	1,014,690
5.00%, 11/15/2030	2,000,000	2,288,120
5.00%, 01/01/2031	3,500,000	3,957,450
5.00%, 02/15/2031	300,000	342,396
5.00%, 07/01/2031	1,420,000	1,708,175
5.25%, 08/15/2031	500,000	570,575
3.63%, 02/15/2032	355,000	357,599
1.65%, 07/01/2032 (1)	9,015,000	9,015,000
4.75%, 05/15/2033	960,000	1,005,283
5.00%, 08/15/2033	250,000	277,285
3.75%, 02/15/2034	200,000	201,998
5.00%, 02/15/2034	1,890,000	2,136,361
5.00%, 07/01/2034	300,000	339,888
5.00%, 08/15/2034	2,500,000	2,938,300
5.00%, 11/15/2034	300,000	338,115
5.00%, 11/15/2034	3,000,000	3,381,150
5.00%, 08/15/2035	600,000	662,670
5.00%, 08/15/2035	100,000	110,371

4.00%, 02/15/2036	740,000	772,760
5.00%, 02/15/2036	170,000	191,304
5.00%, 07/01/2036	325,000	366,665
5.00%, 08/15/2036	1,000,000	1,102,110
5.25%, 02/15/2037	380,000	409,648
5.00%, 05/15/2037	1,050,000	1,095,937
5.00%, 05/15/2037	395,000	429,973
5.00%, 08/15/2037	1,000,000	1,099,780
5.13%, 05/15/2038	1,000,000	983,180
5.00%, 11/15/2038	3,795,000	4,240,002
8.00%, 05/15/2040	785,000	897,443
4.00%, 02/15/2041	800,000	830,952
5.00%, 02/15/2041	1,530,000	1,717,915
5.00%, 08/01/2042	120,000	132,787
1.75%, 11/15/2042 (1)	1,770,000	1,756,141
5.00%, 08/15/2044	200,000	218,500
5.00%, 11/15/2045	2,500,000	2,803,300
8.00%, 05/15/2046	1,595,000	1,823,468
5.00%, 12/01/2046	5,000,000	5,592,450
5.00%, 05/15/2047	100,000	107,474
5.25%, 05/15/2047	280,000	297,713
5.00%, 08/01/2049	140,000	153,968
5.25%, 05/15/2054	1,000,000	966,890
5.00%, 07/15/2057 (1)	875,000	997,229
Illinois Housing Development Authority
1.33%, 02/01/2020 (1)	3,000,000	2,996,580
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	314,355
5.00%, 02/01/2031	470,000	551,000
Illinois Sports Facilities Authority/The
5.25%, 06/15/2032	1,735,000	1,931,159
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,093,286
1.76%, 01/01/2031 (1)	3,525,000	3,525,000
5.00%, 12/01/2031	235,000	275,289
5.00%, 01/01/2034	1,300,000	1,550,328
5.00%, 01/01/2038	2,700,000	3,084,156
5.00%, 01/01/2041	7,000,000	8,116,850
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,158,120
5.00%, 01/01/2027	100,000	119,635
5.00%, 01/01/2027	2,100,000	2,420,418
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	851,620
0.00%, 01/15/2025	1,000,000	825,800
0.00%, 01/15/2026	1,000,000	799,820
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2018	20,000	19,753
0.00%, 06/15/2018	585,000	580,999
5.00%, 12/15/2020	430,000	460,891
5.00%, 12/15/2026	2,000,000	2,170,640
5.00%, 12/15/2028	1,000,000	1,142,260
5.00%, 12/15/2028	2,500,000	2,692,750
0.00%, 06/15/2029	2,500,000	1,584,975
0.00%, 12/15/2030	11,000,000	6,470,420
5.00%, 12/15/2032	550,000	616,352
0.00%, 12/15/2034	550,000	264,764
5.25%, 06/15/2050	3,275,000	3,393,555
5.00%, 06/15/2057	550,000	597,597
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	128,539
5.00%, 12/01/2019	150,000	158,394
5.00%, 12/01/2020	1,025,000	1,110,618
5.00%, 12/01/2022	1,575,000	1,783,908
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,651,691
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,678,155
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,543,776
5.00%, 06/01/2024	5,275,000	5,998,044
Regional Transportation Authority Illinois Refunding Series A
5.00%, 07/01/2020	400,000	431,288
5.00%, 07/01/2021	400,000	441,448
State of Illinois
5.00%, 01/01/2018	1,000,000	1,000,000
5.00%, 02/01/2018	200,000	200,422
5.50%, 08/01/2018	1,955,000	1,990,444
5.00%, 02/01/2019	425,000	435,306
4.00%, 06/15/2019	315,000	324,138

4.50%, 06/15/2019	1,710,000	1,771,782
5.00%, 06/15/2019	1,435,000	1,497,049
5.00%, 02/01/2020	425,000	442,077
5.00%, 11/01/2020	610,000	642,306
5.00%, 02/01/2021	425,000	446,862
5.00%, 11/01/2021	4,000,000	4,246,920
5.00%, 01/01/2022	700,000	728,287
4.00%, 01/01/2023	330,000	334,379
5.00%, 02/01/2023	235,000	251,375
5.00%, 11/01/2023	1,000,000	1,076,770
5.00%, 06/15/2024	2,000,000	2,272,900
5.50%, 07/01/2024	1,000,000	1,106,550
5.00%, 02/01/2025	455,000	489,485
5.00%, 05/01/2025	3,050,000	3,287,778
5.00%, 06/01/2025	880,000	957,695
5.00%, 06/15/2025	4,090,000	4,625,708
5.50%, 07/01/2025	400,000	441,356
5.00%, 11/01/2025	2,040,000	2,224,498
5.00%, 06/01/2026	125,000	136,839
5.00%, 11/01/2026	8,000,000	8,770,400
5.00%, 02/01/2028	1,000,000	1,088,970
5.00%, 03/01/2028	5,130,000	5,380,703
5.00%, 05/01/2028	265,000	283,031
5.00%, 02/01/2029	1,000,000	1,083,390
5.25%, 02/01/2029	3,720,000	4,020,650
5.25%, 02/01/2030	100,000	107,688
5.25%, 02/01/2031	760,000	819,280
5.00%, 05/01/2032	800,000	846,584
5.50%, 07/01/2038	1,500,000	1,625,370
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	394,867
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037 (2)	2,005,000	2,067,436
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,200,095
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	822,362
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,080,379
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	520,000	416,354
0.00%, 11/01/2026	905,000	700,660

		312,965,054

Indiana - 1.88%
Ball State University
5.00%, 07/01/2033	955,000	1,135,237
City of Whiting IN
5.25%, 01/01/2021	1,145,000	1,254,038
5.00%, 11/01/2045 (1)	2,600,000	2,952,066
Indiana Development Finance Authority
1.75%, 10/01/2031 (1)	3,600,000	3,599,424
Indiana Finance Authority
5.00%, 09/15/2019	700,000	729,519
5.00%, 12/01/2024	3,000,000	3,599,610
5.00%, 11/01/2026	1,200,000	1,453,200
6.00%, 12/01/2026	2,035,000	2,078,264
5.00%, 11/01/2029	2,350,000	2,824,982
5.00%, 02/01/2030	5,765,000	7,234,614
5.00%, 09/01/2031	300,000	351,261
5.25%, 02/01/2033	2,500,000	2,987,100
5.00%, 03/01/2036	4,000,000	4,562,560
5.00%, 09/01/2036	1,000,000	1,153,360
5.00%, 07/01/2048	1,600,000	1,724,816
5.25%, 01/01/2051	3,450,000	3,753,013
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031 (1)	3,000,000	2,968,080
Indiana Health Facility Financing Authority
2.00%, 10/01/2026 (1)	3,675,000	3,685,217
1.25%, 11/01/2027 (1)	1,120,000	1,103,995
1.35%, 11/01/2027 (1)	1,330,000	1,310,954
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	403,685
5.00%, 01/01/2022	755,000	841,228
5.00%, 01/01/2023	285,000	323,270
5.00%, 01/01/2029	1,000,000	1,176,030
5.00%, 01/01/2031	1,000,000	1,166,940
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,215,761
5.00%, 07/10/2023	1,740,000	2,007,560

		57,595,784

Iowa - 0.30%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,603,854
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,596,975
4.75%, 08/01/2042	980,000	1,011,683
Iowa Higher Education Loan Authority
1.00%, 09/01/2018	4,000,000	3,976,480

		9,188,992

Kansas - 0.10%
City of Wichita KS
5.25%, 11/15/2024	350,000	372,929
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	399,515
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,247,680

		3,020,124

Kentucky - 1.16%
City of Ashland KY
5.00%, 02/01/2030	555,000	622,244
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,645,952
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,180,730
5.00%, 09/01/2025	1,250,000	1,495,488
Kentucky Economic Development Finance Authority
5.00%, 06/01/2018	200,000	202,298
5.00%, 06/01/2019	375,000	388,493
5.00%, 06/01/2020	500,000	528,700
5.25%, 06/01/2020	500,000	531,605
5.00%, 06/01/2021	250,000	269,712
5.50%, 06/01/2021	685,000	745,547
5.00%, 06/01/2024	1,000,000	1,128,270
5.00%, 06/01/2037	325,000	360,490
6.38%, 03/01/2040	2,400,000	2,661,504
6.38%, 06/01/2040	3,230,000	3,581,941
5.00%, 06/01/2041	225,000	248,249
5.25%, 06/01/2041	225,000	255,751
6.50%, 03/01/2045	1,000,000	1,111,900
5.00%, 06/01/2045	1,000,000	1,099,990
5.00%, 12/01/2045	300,000	340,902
5.00%, 05/15/2046	500,000	527,225
6.25%, 11/15/2046	750,000	757,035
5.00%, 12/01/2047	620,000	665,080
5.00%, 05/15/2051	325,000	341,530
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	634,008
5.00%, 06/01/2021	610,000	656,445
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,119,530
6.00%, 07/01/2053	530,000	599,382
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	547,705
5.00%, 05/01/2029	1,000,000	1,184,880
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,231,018
5.00%, 10/01/2023	1,565,000	1,801,221
5.00%, 10/01/2030	2,500,000	2,933,450
5.00%, 10/01/2032	430,000	501,186
1.50%, 10/01/2033 (1)	1,705,000	1,698,930

		35,598,391

Louisiana - 1.40%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,593,276
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,182,160
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,325,890
Louisiana Housing Corp.
1.00%, 09/01/2019 (1)	2,000,000	1,997,480
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%, 10/01/2028	1,000,000	1,227,900
5.00%, 10/01/2028	1,045,000	1,283,156
6.50%, 08/01/2029	2,200,000	2,456,300
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,484,507
5.00%, 12/15/2022	230,000	262,945
5.00%, 12/15/2023	335,000	390,496
5.00%, 12/15/2024	330,000	389,245
5.00%, 12/15/2025	275,000	330,212

5.00%, 12/15/2026	300,000	364,368
0.00%, 10/01/2027	2,000,000	1,689,360
5.00%, 12/15/2028	250,000	304,998
5.00%, 12/15/2029	200,000	242,428
5.00%, 12/15/2030	150,000	180,797
5.00%, 05/15/2031	1,250,000	1,460,562
5.00%, 12/15/2031	390,000	468,183
5.00%, 05/15/2032	1,000,000	1,164,000
New Orleans Aviation Board
5.00%, 01/01/2020	135,000	143,480
5.00%, 01/01/2021	125,000	136,380
5.00%, 01/01/2022	75,000	83,566
5.00%, 01/01/2023	50,000	56,892
5.00%, 01/01/2024	55,000	63,772
5.00%, 01/01/2024	1,400,000	1,623,286
5.00%, 01/01/2025	50,000	58,888
5.00%, 01/01/2027	850,000	996,897
5.00%, 01/01/2028	155,000	186,316
5.00%, 01/01/2029	810,000	941,463
5.00%, 01/01/2030	275,000	326,901
5.00%, 01/01/2033	740,000	867,369
5.00%, 01/01/2034	170,000	198,672
5.00%, 01/01/2034	750,000	876,495
5.00%, 01/01/2036	500,000	582,175
5.00%, 01/01/2037	500,000	579,175
5.00%, 01/01/2040	1,000,000	1,126,690
5.00%, 01/01/2040	1,540,000	1,753,860
State of Louisiana
5.00%, 02/01/2018	2,000,000	2,005,580
Tobacco Settlement Financing Corp/LA
5.00%, 05/15/2018	400,000	405,240

		42,811,360

Maine - 0.20%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,470,000	1,384,431
5.00%, 07/01/2041	1,135,000	1,223,689
5.00%, 07/01/2043	390,000	408,670
4.00%, 07/01/2046	330,000	305,649
5.00%, 07/01/2046	1,735,000	1,864,084
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	787,644

		5,974,167

Maryland - 4.06%
City of Baltimore MD
5.00%, 07/01/2018	2,525,000	2,568,001
5.00%, 09/01/2023	1,000,000	1,159,210
5.00%, 07/01/2026	720,000	881,669
5.00%, 07/01/2029	4,770,000	5,811,052
5.00%, 09/01/2030	3,000,000	3,555,180
5.00%, 09/01/2032	1,000,000	1,162,980
5.00%, 09/01/2036	1,000,000	1,136,950
5.00%, 09/01/2039	775,000	876,347
5.00%, 09/01/2042	1,060,000	1,195,828
City of Rockville MD
4.00%, 11/01/2021	200,000	214,360
2.50%, 11/01/2024	245,000	245,730
3.00%, 11/01/2025	580,000	582,975
5.00%, 11/01/2030	65,000	73,606
5.00%, 11/01/2042	750,000	825,833
5.00%, 11/01/2047	730,000	800,540
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,192,554
County of Anne Arundel MD
5.00%, 10/01/2019	3,580,000	3,788,499
County of Frederick MD
5.00%, 08/01/2029	300,000	387,213
5.00%, 08/01/2030	350,000	455,371
5.00%, 08/01/2031	425,000	555,267
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,455,703
Maryland Community Development Administration
1.35%, 01/01/2019 (2)	2,200,000	2,184,402
1.15%, 02/01/2019	5,000,000	4,965,550
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,574,378
5.00%, 06/01/2022	200,000	219,178
5.00%, 06/01/2023	175,000	194,110
5.00%, 03/31/2024	2,500,000	2,776,575
5.00%, 09/30/2027	50,000	58,814
5.00%, 06/01/2028	2,000,000	2,299,360

5.00%, 09/30/2030	905,000	1,041,727
5.00%, 06/01/2035	750,000	850,230
5.00%, 03/31/2046	1,535,000	1,711,924
5.00%, 03/31/2051	1,165,000	1,292,789
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2018	2,100,000	2,137,128
5.00%, 07/01/2019	1,000,000	1,044,710
4.00%, 07/01/2022	1,000,000	1,091,040
5.00%, 07/01/2024	250,000	289,035
5.25%, 07/01/2026	500,000	579,355
5.50%, 01/01/2029	1,500,000	1,820,055
5.50%, 01/01/2030	1,750,000	2,111,042
5.00%, 07/01/2032	750,000	849,120
1.70%, 04/01/2035 (1)	3,000,000	3,000,000
5.00%, 07/01/2035	75,000	84,201
5.75%, 07/01/2038	2,500,000	2,743,675
5.00%, 08/15/2038	1,945,000	2,204,541
5.00%, 05/15/2040	3,425,000	3,682,697
4.00%, 07/01/2042	120,000	123,221
5.00%, 07/01/2045	2,000,000	2,197,640
5.50%, 01/01/2046	1,290,000	1,491,924
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	996,228
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,109,890
5.00%, 07/01/2030	4,655,000	5,734,913
State of Maryland
5.00%, 03/01/2019	2,000,000	2,081,420
5.00%, 03/01/2020	6,000,000	6,432,840
5.00%, 08/01/2020	655,000	689,656
4.00%, 03/15/2021	1,170,000	1,227,330
5.00%, 08/01/2022	3,000,000	3,432,780
5.00%, 08/01/2024	2,500,000	2,994,125
5.00%, 08/01/2025	9,000,000	10,995,750
State of Maryland Department of Transportation
5.00%, 05/01/2018	1,795,000	1,815,840
5.00%, 02/15/2019	2,500,000	2,597,925
5.00%, 12/01/2019	1,625,000	1,729,504
University System of Maryland
5.00%, 04/01/2019	1,615,000	1,685,010
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,381,250

		124,447,750

Massachusetts - 2.02%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,439,271
City of Worcester MA
2.25%, 01/23/2018	600,000	600,354
Commonwealth of Massachusetts
4.00%, 08/01/2019	1,000,000	1,037,550
5.00%, 07/01/2022	485,000	553,070
5.50%, 12/01/2022	1,195,000	1,404,376
5.00%, 09/01/2028	2,000,000	2,409,980
5.00%, 12/01/2030	1,500,000	1,831,365
0.77%, 08/01/2043 (1)	1,500,000	1,480,395
1.05%, 08/01/2043 (1)	10,515,000	10,325,309
5.00%, 03/01/2046	205,000	234,342
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,753,318
Massachusetts Bay Transportation Authority
4.00%, 12/01/2021	2,500,000	2,715,675
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	406,237
5.00%, 07/01/2023	900,000	1,040,841
5.00%, 07/01/2025	1,090,000	1,282,516
5.00%, 10/01/2025	905,000	1,042,035
5.00%, 07/01/2026	1,140,000	1,353,066
5.00%, 10/01/2026	955,000	1,104,085
5.00%, 10/15/2028	1,750,000	1,909,302
5.00%, 07/01/2030	590,000	712,189
5.00%, 01/01/2031	475,000	556,757
5.00%, 01/01/2032	635,000	741,553
5.00%, 01/01/2033	540,000	628,285
5.00%, 01/01/2034	710,000	824,253
5.00%, 01/01/2035	745,000	861,064
5.00%, 01/01/2036	1,100,000	1,268,278
5.00%, 07/01/2038 (1)	1,875,000	2,173,669
5.00%, 10/01/2047 (2)	375,000	406,886
2.19% (SIFMA Municipal Swap Index + 0.480%), 07/01/2050 (3)	4,000,000	3,994,240
5.00%, 10/01/2057 (2)	1,370,000	1,480,723

Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,500,000
4.00%, 07/01/2019	2,000,000	2,062,800
5.00%, 07/01/2021	1,000,000	1,087,350
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	936,456
5.00%, 07/01/2025	295,000	349,767
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,796,040
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,551,930
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,259,803
Town of Webster MA
2.25%, 10/12/2018	678,829	682,176

		61,797,306

Michigan - 3.38%
Avondale School District
5.00%, 11/01/2022	600,000	677,412
5.00%, 11/01/2023	680,000	781,578
5.00%, 11/01/2024	800,000	932,984
5.00%, 11/01/2025	785,000	924,322
5.00%, 11/01/2026	765,000	910,962
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,844,974
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,426,933
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,093,930
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	819,405
5.00%, 10/01/2022	800,000	892,336
5.00%, 10/01/2023	500,000	567,915
5.00%, 10/01/2024	765,000	883,506
Clarkston Community Schools
5.00%, 05/01/2022	445,000	502,436
County of Kent MI
5.00%, 06/01/2028	700,000	857,570
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,282,464
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,459,120
5.00%, 07/01/2036	1,000,000	1,132,960
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	146,862
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,491,247
5.00%, 05/01/2021	1,385,000	1,526,561
Michigan Finance Authority
5.00%, 11/15/2019	75,000	79,313
5.00%, 07/01/2020	2,700,000	2,911,896
5.00%, 11/15/2020	65,000	70,273
5.00%, 07/01/2021	1,500,000	1,655,955
5.00%, 11/15/2021	175,000	193,611
5.00%, 11/15/2022	275,000	310,887
5.00%, 10/01/2024	3,000,000	3,602,850
5.00%, 10/01/2025	5,000,000	6,091,100
5.00%, 12/01/2026	1,190,000	1,437,925
5.00%, 12/01/2029	500,000	606,675
5.00%, 07/01/2030	600,000	689,988
5.00%, 07/01/2033	350,000	397,425
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,954,558
Michigan State Hospital Finance Authority
5.00%, 12/01/2019	200,000	212,006
5.00%, 12/01/2020	225,000	244,926
5.00%, 12/01/2021	225,000	251,077
5.00%, 12/01/2022	125,000	142,205
5.00%, 12/01/2023	1,150,000	1,332,378
5.00%, 12/01/2024	275,000	323,920
5.00%, 12/01/2025	700,000	835,982
1.63%, 11/01/2027 (1)	3,000,000	2,988,420
5.00%, 12/01/2027	415,000	509,251
1.40%, 11/15/2047 (1)	7,565,000	7,562,428
1.90%, 11/15/2047 (1)	3,000,000	2,990,580
2.40%, 11/15/2047 (1)	850,000	863,328
Michigan Strategic Fund
1.45%, 09/01/2030 (1)	1,260,000	1,247,085
4.13%, 07/01/2045 (1)	1,750,000	1,768,638
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	3,375,000	3,370,106
0.00%, 06/01/2052	7,500,000	494,475

Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,200,180
State of Michigan
5.00%, 03/15/2020	1,670,000	1,786,599
5.00%, 03/15/2021	2,700,000	2,963,898
5.00%, 03/15/2022	4,050,000	4,552,646
5.00%, 03/15/2023	2,000,000	2,297,000
5.00%, 03/15/2027	1,000,000	1,224,560
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	257,770
5.00%, 12/01/2019	550,000	581,202
5.00%, 12/01/2019	200,000	212,356
5.00%, 12/01/2020	200,000	217,474
5.00%, 12/01/2021	475,000	529,102
5.00%, 12/01/2021	300,000	332,379
5.00%, 12/01/2022	200,000	227,728
5.00%, 12/01/2022	300,000	339,192
5.00%, 12/01/2023	400,000	464,644
5.00%, 12/01/2023	550,000	630,317
5.00%, 12/01/2023	250,000	289,647
5.00%, 12/01/2024	375,000	443,291
5.00%, 12/01/2024	500,000	579,910
5.00%, 12/01/2025	600,000	704,232
5.00%, 12/01/2027	4,055,000	4,797,633
5.00%, 12/01/2031	350,000	418,575
5.00%, 12/01/2033	300,000	359,643
5.00%, 12/01/2040	4,000,000	4,632,800
5.00%, 12/01/2042	1,000,000	1,110,930
5.00%, 12/01/2042	900,000	1,046,601
5.00%, 12/01/2047	1,000,000	1,158,260

		103,653,307

Minnesota - 0.90%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,271,375
5.00%, 10/01/2049	2,200,000	2,224,926
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,262,448
City of Moorhead MN
5.00%, 12/01/2025	775,000	890,708
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,090,020
City of Rochester MN
5.00%, 12/01/2025	850,000	944,240
5.25%, 12/01/2038	1,000,000	1,075,590
State of Minnesota
5.00%, 11/01/2018	1,830,000	1,882,759
5.00%, 12/01/2018	1,000,000	1,031,630
5.00%, 08/01/2019	1,060,000	1,115,915
5.00%, 08/01/2019	2,875,000	3,026,656
5.00%, 10/01/2019	2,685,000	2,840,408
5.00%, 03/01/2020	1,040,000	1,114,339
5.00%, 06/01/2020	2,345,000	2,531,076
5.00%, 08/01/2021	1,000,000	1,114,800
5.00%, 08/01/2026	1,000,000	1,239,820
State of Minnesota Various Purpose Refunded Go Bonds
5.00%, 10/01/2021	2,700,000	3,023,919

		27,680,629

Mississippi - 0.52%
County of Warren MS
6.50%, 09/01/2032	300,000	310,269
Mississippi Hospital Equipment & Facilities Authority
1.55%, 09/01/2022 (1)(2)	300,000	299,970
State of Mississippi
4.00%, 10/15/2018	2,100,000	2,138,220
5.00%, 10/15/2019	4,545,000	4,799,020
5.00%, 10/15/2020	1,750,000	1,904,805
5.00%, 10/15/2021	1,300,000	1,450,943
5.00%, 10/15/2022	1,750,000	1,997,748
1.24% (1 Month LIBOR USD + 0.330%), 09/01/2027 (3)	3,000,000	2,980,110

		15,881,085

Missouri - 0.75%
Belton School District No 124
5.00%, 03/01/2027	500,000	616,970
5.00%, 03/01/2028	250,000	311,872
5.50%, 03/01/2030	500,000	640,030
5.50%, 03/01/2033	500,000	627,240
5.50%, 03/01/2036	500,000	624,440

Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	566,285
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	472,148
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,793,727
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,632,993
5.00%, 02/01/2029	1,000,000	1,174,610
5.00%, 02/01/2035	1,000,000	1,104,730
1.60%, 10/01/2035 (1)	1,200,000	1,200,000
5.00%, 02/01/2036	200,000	229,556
4.00%, 02/01/2040	100,000	104,936
5.00%, 08/01/2040	1,145,000	1,224,955
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	100,000	101,916
4.38%, 11/15/2035	230,000	236,373
4.75%, 11/15/2047	150,000	154,590
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,611,765
Missouri Highway & Transportation Commission
5.00%, 05/01/2020	850,000	915,357
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	1,500,000	1,776,480
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,085,000	1,169,022
5.13%, 08/15/2045	200,000	207,062
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,138,570
5.38%, 06/01/2043	2,000,000	2,240,980
University of Missouri
5.00%, 11/01/2019	175,000	185,607

		23,062,214

Montana - 0.04%
City of Kalispell MT
5.25%, 05/15/2037	765,000	813,830
5.25%, 05/15/2047	500,000	527,985

		1,341,815

Nebraska - 0.18%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	959,606
5.00%, 09/01/2035	400,000	498,396
5.00%, 09/01/2042	1,175,000	1,309,479
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,068,288
Omaha Airport Authority
5.00%, 12/15/2031	515,000	609,060

		5,444,829

Nevada - 0.74%
City of Carson City NV
5.00%, 09/01/2026	550,000	651,761
Clark County School District
5.00%, 06/15/2021	420,000	463,424
5.00%, 06/15/2023	370,000	426,628
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	615,330
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	912,751
5.00%, 07/01/2021	1,000,000	1,096,160
5.00%, 07/01/2022	400,000	450,600
5.00%, 07/01/2024	1,250,000	1,469,837
5.00%, 07/01/2025	2,220,000	2,659,183
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,667,860
5.00%, 11/01/2032	3,000,000	3,525,570
County of Washoe NV
1.50%, 08/01/2031 (1)	1,000,000	990,970
3.00%, 03/01/2036 (1)	700,000	722,519
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,154,750
5.00%, 06/15/2040	500,000	560,270
Las Vegas Valley Water District
5.00%, 06/01/2039	2,815,000	3,253,267

		22,620,880

New Hampshire - 0.33%
New Hampshire Business Finance Authority
4.00%, 01/01/2018	545,000	545,000
4.00%, 01/01/2019	565,000	574,837
5.00%, 01/01/2024	720,000	813,211
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (2)(4)	100,000	100,521

5.00%, 07/01/2023	500,000	578,245
4.13%, 07/01/2024 (2)(4)	255,000	257,894
5.25%, 07/01/2027 (2)(4)	100,000	103,238
5.00%, 10/01/2028 (4)	1,580,000	1,825,342
5.00%, 07/01/2030	390,000	470,769
5.00%, 10/01/2032 (4)	2,825,000	3,207,759
4.00%, 10/01/2038 (4)	115,000	119,207
5.00%, 10/01/2038 (4)	300,000	335,787
6.25%, 07/01/2042 (2)	700,000	758,359
6.13%, 07/01/2052 (2)	495,000	528,205

		10,218,374

New Jersey - 3.67%
Borough of Belmar NJ
3.00%, 02/09/2018	2,600,000	2,603,614
Borough of Carteret NJ
2.50%, 06/01/2018	4,050,000	4,063,932
2.50%, 10/25/2018	800,000	805,736
Borough of Collingswood NJ
2.50%, 03/22/2018	1,200,000	1,202,232
Borough of Paulsboro NJ
2.25%, 04/12/2018	1,000,000	1,001,250
Borough of Roselle NJ
2.25%, 09/14/2018	700,000	702,611
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	714,142
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	606,365
5.00%, 01/15/2029	1,000,000	1,204,610
5.00%, 01/15/2033	500,000	592,955
City of East Orange NJ
2.50%, 03/26/2018	2,636,500	2,643,091
City of Hackensack NJ
1.50%, 04/18/2018	1,600,000	1,599,328
City of New Brunswick NJ
2.00%, 06/04/2018	2,457,000	2,461,005
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,327,880
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,666,365
4.00%, 01/01/2020	115,000	118,087
5.00%, 10/01/2022	810,000	871,447
5.00%, 01/01/2023	400,000	451,688
5.00%, 03/01/2023	4,045,000	4,465,640
5.00%, 03/01/2024	2,405,000	2,623,614
5.00%, 06/15/2024	2,000,000	2,239,180
5.00%, 06/15/2025	5,190,000	5,867,191
5.00%, 06/01/2026	900,000	1,061,478
5.50%, 01/01/2027	500,000	580,605
5.63%, 11/15/2030	2,095,000	2,393,349
5.00%, 01/01/2031	500,000	565,320
5.13%, 01/01/2034	590,000	656,947
5.00%, 10/01/2037	1,495,000	1,637,324
5.25%, 01/01/2044	190,000	197,313
5.00%, 10/01/2047	625,000	678,669
5.63%, 01/01/2052	2,000,000	2,257,980
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	406,342
5.00%, 07/01/2021	225,000	250,817
5.00%, 06/01/2023	930,000	1,032,049
5.00%, 07/01/2023	3,390,000	3,818,869
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,275,519
5.00%, 07/01/2021	40,000	43,733
5.00%, 07/01/2022	540,000	603,385
5.00%, 07/01/2023	140,000	159,096
5.00%, 07/01/2024	2,500,000	2,827,000
5.00%, 07/01/2024	110,000	126,747
5.00%, 07/01/2025	1,580,000	1,781,924
5.00%, 07/01/2025	120,000	139,852
5.00%, 07/01/2026	40,000	46,975
5.00%, 07/01/2027	60,000	69,819
5.00%, 07/01/2028	155,000	182,672
5.00%, 07/01/2030	165,000	188,918
5.00%, 07/01/2031	430,000	456,836
5.63%, 07/01/2032	380,000	429,153
5.00%, 07/01/2033	500,000	580,300
5.00%, 07/01/2046	2,375,000	2,693,393
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2018	765,000	785,747
5.00%, 12/01/2019	500,000	525,760
5.50%, 12/01/2021	2,000,000	2,225,340
5.00%, 12/01/2044	1,000,000	1,063,510

New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2018	200,000	202,672
5.00%, 06/15/2020	1,325,000	1,402,910
5.00%, 06/15/2022	2,000,000	2,031,260
5.00%, 06/15/2022	750,000	821,865
5.25%, 12/15/2022	1,760,000	1,964,037
5.00%, 12/15/2023	2,700,000	3,026,592
5.25%, 12/15/2023	3,940,000	4,470,245
5.50%, 12/15/2023	190,000	218,158
5.00%, 06/15/2025	450,000	494,460
0.00%, 12/15/2026	2,600,000	1,848,210
5.00%, 06/15/2027	235,000	269,470
5.00%, 06/15/2029	1,200,000	1,363,560
0.00%, 12/15/2030	2,000,000	1,220,560
New Jersey Turnpike Authority
5.00%, 01/01/2020	1,220,000	1,299,361
State of New Jersey Healthcare Facilities, Tender Option Bond Trust, Series 2017-ZM0546
1.86%, 07/01/2025 (1)(2)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
4.50%, 06/01/2023	965,000	978,240
4.63%, 06/01/2026	2,500,000	2,508,000
4.75%, 06/01/2034	1,000,000	977,660
5.00%, 06/01/2041	4,470,000	4,337,777
Township of Holmdel NJ
2.50%, 10/26/2018	600,000	604,560
Township of Howell NJ
3.00%, 10/17/2018	2,100,000	2,123,982
Township of Maple Shade NJ
2.25%, 09/07/2018	600,000	601,806
Township of Millstone NJ
2.25%, 09/12/2018	600,000	602,466
Township of Montclair NJ
4.00%, 03/01/2023	800,000	885,944
4.00%, 03/01/2027	325,000	375,040
Township of South Brunswick NJ
2.25%, 10/02/2018	700,000	703,535
Township of West Deptford NJ
2.25%, 04/12/2018	1,000,000	1,001,250

		112,508,324

New Mexico - 0.27%
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	967,968
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	585,623
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020 (1)	3,000,000	2,985,870
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,716,932

		8,256,393

New York - 10.87%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2020	140,000	151,190
5.00%, 07/15/2021	300,000	333,045
5.00%, 07/15/2022	175,000	197,239
5.00%, 07/15/2023	250,000	286,280
5.00%, 07/15/2024	630,000	730,561
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	227,056
5.00%, 08/01/2023	230,000	266,901
5.00%, 01/01/2035 (2)	3,000,000	3,343,980
Canastota Central School District
2.50%, 07/20/2018	800,000	803,672
Canton Central School District
2.25%, 06/29/2018	700,000	701,883
Central Valley Central School District
2.50%, 06/29/2018	1,400,000	1,404,984
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031 (1)	1,100,000	1,098,999
City of Binghamton NY
2.50%, 04/20/2018	5,647,617	5,663,204
City of New York NY
4.00%, 08/01/2018	1,165,000	1,182,219
5.00%, 08/01/2018	3,850,000	3,929,002
5.00%, 08/01/2020	1,025,000	1,110,485
5.00%, 08/01/2021	6,000,000	6,675,540
5.00%, 08/01/2022	1,065,000	1,213,599
1.85%, 08/01/2024 (1)	10,000,000	10,000,000
2.26% (SIFMA Municipal Swap Index + 0.550%), 08/01/2025 (3)	500,000	499,990

5.00%, 08/01/2025	1,600,000	1,933,424
5.00%, 08/01/2027	400,000	475,916
5.00%, 08/01/2027	2,975,000	3,576,456
5.00%, 08/01/2028	5,675,000	6,831,054
5.00%, 08/01/2028	3,975,000	4,754,021
5.00%, 08/01/2028	700,000	850,612
5.00%, 08/01/2029	1,305,000	1,620,314
5.00%, 08/01/2029	1,500,000	1,862,430
5.00%, 08/01/2032	1,745,000	2,116,144
1.73%, 08/01/2034 (1)	5,000,000	5,000,000
1.75%, 04/01/2042 (1)	3,600,000	3,600,000
City of Syracuse NY
2.25%, 06/29/2018	4,000,000	4,013,120
2.25%, 07/10/2018	3,400,000	3,411,458
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,023,340
5.00%, 09/01/2022	2,350,000	2,674,559
5.00%, 09/01/2025	1,015,000	1,215,919
Copiague Union Free School District
2.25%, 03/30/2018	3,600,000	3,606,084
2.00%, 06/21/2018	1,400,000	1,402,884
Corning City School District
2.25%, 06/21/2018	1,100,000	1,103,784
County of Broome NY
2.50%, 05/04/2018	4,400,000	4,411,880
County of Erie NY
5.00%, 06/01/2018	500,000	507,305
5.00%, 09/15/2018	365,000	373,983
5.00%, 06/01/2019	1,000,000	1,047,810
5.00%, 09/15/2019	500,000	528,475
5.00%, 06/01/2020	500,000	539,550
5.00%, 09/15/2020	350,000	380,733
5.00%, 06/01/2021	750,000	831,413
5.00%, 09/15/2021	225,000	251,255
5.00%, 06/01/2025	1,000,000	1,203,380
County of Nassau NY
3.00%, 09/18/2018	4,700,000	4,745,167
County of Rockland NY
2.50%, 03/22/2018	600,000	601,008
4.00%, 01/01/2021	1,100,000	1,161,006
County of Schoharie NY
2.50%, 11/08/2018	1,700,000	1,713,464
County of Suffolk NY
2.50%, 07/25/2018	4,800,000	4,818,720
2.25%, 09/27/2018	8,700,000	8,728,623
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	457,984
East Aurora Union Free School District
2.25%, 08/01/2018	521,971	523,422
Elmira City School District
2.25%, 06/28/2018	800,000	802,080
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	643,078
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	145,708
0.00%, 01/01/2055	710,000	590,173
5.00%, 01/01/2056	485,000	508,993
Gloversville Enlarged School District
2.25%, 10/19/2018	1,000,000	1,005,140
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,261,300
6.24%, 02/01/2047	1,000,000	1,008,890
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	2,024,666
Jamestown City School District
2.50%, 06/21/2018	3,065,000	3,074,777
Lansingburgh Central School District at Troy
2.50%, 07/20/2018	900,000	904,131
Long Island Power Authority
5.00%, 09/01/2021	500,000	555,305
5.00%, 09/01/2022	1,000,000	1,136,200
5.00%, 09/01/2023	550,000	638,522
5.00%, 09/01/2024	2,735,000	3,103,569
Lyons Central School District
2.25%, 06/29/2018	600,000	601,524
Marcellus Central School District
2.25%, 06/29/2018	600,000	601,698
Metropolitan Transportation Authority
4.00%, 02/15/2019	15,700,000	16,101,606
5.00%, 11/15/2019	2,005,000	2,126,403

5.00%, 11/15/2019	1,290,000	1,368,109
5.00%, 11/15/2020	2,000,000	2,180,920
5.00%, 11/15/2021	640,000	715,898
5.00%, 11/15/2021	500,000	559,295
5.00%, 11/15/2023	3,225,000	3,769,670
2.16% (SIFMA Municipal Swap Index + 0.450%), 11/01/2026 (3)	2,955,000	2,951,395
5.00%, 11/15/2031	5,000,000	6,104,500
1.54% (1 Month LIBOR USD + 0.600%), 11/01/2032 (3)	1,000,000	1,000,250
0.00%, 11/15/2033	1,600,000	983,616
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,632,150
Nassau County Industrial Development Agency
6.50%, 01/01/2034	653,750	669,754
6.70%, 01/01/2049	378,750	384,120
New York City Industrial Development Agency
5.00%, 07/01/2019	1,000,000	1,043,050
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2020	300,000	324,678
5.00%, 07/15/2020	350,000	378,791
5.00%, 07/15/2024	200,000	237,518
5.00%, 07/15/2032	2,000,000	2,414,240
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 02/01/2019	1,000,000	1,036,940
5.00%, 11/01/2021	1,000,000	1,121,770
1.78%, 11/01/2022 (1)	4,480,000	4,480,000
1.80%, 11/01/2022 (1)	1,320,000	1,320,000
5.00%, 08/01/2024	3,000,000	3,570,420
5.00%, 11/01/2028	1,500,000	1,805,235
5.00%, 11/01/2029	2,000,000	2,375,520
5.00%, 02/01/2030	4,480,000	5,399,968
5.00%, 02/01/2041	200,000	234,512
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,201,184
1.75%, 06/15/2043 (1)	360,000	360,000
5.25%, 06/15/2047	1,250,000	1,514,075
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,509,160
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,995,704
5.38%, 11/15/2040 (2)	1,500,000	1,660,635
5.00%, 11/15/2044 (2)	1,500,000	1,631,445
5.75%, 11/15/2051	2,000,000	2,266,500
New York State Dormitory Authority
4.00%, 12/01/2018 (2)	300,000	304,323
5.00%, 03/15/2019	3,500,000	3,645,075
4.00%, 12/01/2019 (2)	500,000	513,905
5.00%, 03/15/2021	2,000,000	2,207,300
4.00%, 12/01/2021 (2)	500,000	525,865
5.00%, 12/01/2022 (2)	900,000	995,463
5.00%, 07/01/2023	250,000	291,672
5.00%, 12/15/2023	1,000,000	1,155,510
5.00%, 05/01/2024	4,870,000	5,731,844
5.00%, 07/01/2024	250,000	297,140
5.00%, 07/01/2025	250,000	302,150
5.00%, 03/15/2027	2,500,000	3,017,275
5.00%, 10/01/2028	1,735,000	2,145,206
5.00%, 10/01/2029	1,430,000	1,758,271
5.00%, 10/01/2030	1,910,000	2,328,004
5.00%, 02/15/2031	5,000,000	6,054,100
5.25%, 03/15/2033	5,000,000	6,110,250
New York State Environmental Facilities Corp.
5.00%, 06/15/2019	2,300,000	2,415,690
5.00%, 06/15/2021	2,550,000	2,836,238
New York State Thruway Authority
5.00%, 05/01/2019	25,325,000	26,413,722
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	665,506
5.00%, 03/15/2020	3,215,000	3,448,120
5.00%, 03/15/2021	500,000	551,330
5.00%, 03/15/2022	360,000	407,171
5.00%, 03/15/2023	700,000	809,949
5.00%, 03/15/2024	400,000	472,704
5.00%, 03/15/2035	2,800,000	3,213,504
New York Transportation Development Corp.
5.00%, 01/01/2023	270,000	302,721
5.00%, 08/01/2026	1,000,000	1,075,090
5.00%, 08/01/2031	5,105,000	5,455,969
5.00%, 07/01/2041	2,300,000	2,529,701
5.00%, 07/01/2046	800,000	878,416
North Tonawanda City School District
2.20%, 08/24/2018	1,400,000	1,405,432

Port Authority of New York & New Jersey
5.00%, 10/15/2033	3,500,000	4,016,810
Red Creek Central School District
2.25%, 06/29/2018	1,000,000	1,002,390
Rome City School District
2.25%, 08/03/2018	1,900,000	1,905,548
South Glens Falls Central School District
2.25%, 07/27/2018	1,700,000	1,705,304
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	332,802
5.00%, 07/01/2028	1,750,000	1,932,210
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	133,190
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	503,135
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	520,725
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	169,248

		333,237,289

North Carolina - 2.29%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,677,855
City of Asheville NC
5.00%, 10/01/2026	315,000	388,467
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,165,640
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,473,318
County of Forsyth NC
5.00%, 03/01/2021	860,000	948,924
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,643,899
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,062,070
5.00%, 12/01/2019	1,500,000	1,596,465
5.00%, 12/01/2021	2,050,000	2,308,218
County of New Hanover NC
5.00%, 10/01/2021	1,000,000	1,108,440
5.00%, 10/01/2022	1,000,000	1,134,140
5.00%, 10/01/2023	1,125,000	1,303,943
5.00%, 10/01/2034	1,000,000	1,180,830
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,624,292
5.00%, 09/01/2021	350,000	391,482
5.00%, 12/01/2027	3,785,000	4,655,474
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,493,958
5.00%, 03/01/2024	2,600,000	2,704,000
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	519,975
5.00%, 06/01/2021	500,000	542,665
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,035,230
5.00%, 01/01/2021	1,420,000	1,470,027
5.00%, 01/01/2021	1,965,000	2,149,906
5.00%, 01/01/2026	5,000,000	5,176,150
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,446
5.00%, 10/01/2020	20,000	21,367
5.00%, 10/01/2021	25,000	27,173
5.00%, 10/01/2022	40,000	44,107
5.00%, 10/01/2023	110,000	125,511
5.00%, 10/01/2023	30,000	33,512
5.00%, 10/01/2024	35,000	39,518
5.00%, 10/01/2024	300,000	346,473
5.00%, 10/01/2025	25,000	28,413
5.00%, 10/01/2026	250,000	286,390
5.00%, 10/01/2030	400,000	458,464
5.00%, 10/01/2030	2,100,000	2,239,167
5.00%, 10/01/2031	225,000	256,959
6.25%, 07/01/2035	1,000,000	1,136,910
5.00%, 10/01/2036	330,000	392,456
5.00%, 09/01/2037	2,000,000	2,157,060
5.00%, 10/01/2037	250,000	271,565
4.88%, 07/01/2040	550,000	582,725
5.00%, 09/01/2041	440,000	465,969
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,172,006
5.00%, 01/01/2025	2,935,000	3,036,903
5.00%, 01/01/2026	2,515,000	2,602,321

North Carolina Turnpike Authority
5.00%, 01/01/2020	350,000	370,216
5.00%, 01/01/2027	530,000	639,456
5.00%, 01/01/2032	1,000,000	1,166,070
5.00%, 07/01/2051	1,700,000	1,878,092
State of North Carolina
5.00%, 06/01/2020	1,360,000	1,469,589
5.00%, 03/01/2022	1,000,000	1,126,860
5.00%, 06/01/2022	2,150,000	2,452,225
5.00%, 03/01/2023	2,335,000	2,687,959

		70,286,250

Ohio - 1.75%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	619,522
5.25%, 11/15/2032	645,000	751,767
5.25%, 11/15/2033	1,770,000	2,055,537
Brunswick City School District
2.50%, 05/31/2018	800,000	802,712
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	2,100,000	2,023,455
6.50%, 06/01/2047	3,000,000	3,000,030
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,215,000
City of Columbus OH
5.00%, 07/01/2020	1,040,000	1,124,531
5.00%, 02/15/2022	1,710,000	1,929,051
City of Lakewood OH
2.00%, 04/02/2018	1,900,000	1,902,261
City of Trenton OH Water System Revenue
2.00%, 12/01/2018	265,000	264,610
Clermont County Port Authority
5.00%, 12/01/2029	750,000	887,355
5.00%, 12/01/2030	850,000	1,001,657
5.00%, 12/01/2031	650,000	765,973
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,885,675
5.50%, 02/15/2052	1,000,000	1,131,560
5.50%, 02/15/2057	1,245,000	1,401,633
County of Hamilton OH
4.00%, 01/01/2021	450,000	470,817
5.00%, 01/01/2022	465,000	507,636
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,773,474
County of Wood OH
5.00%, 12/01/2032	115,000	122,557
5.00%, 12/01/2042	145,000	152,989
JobsOhio Beverage System
5.00%, 01/01/2022	2,300,000	2,576,782
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	825,349
Ohio Air Quality Development Authority
4.25%, 01/15/2038 (2)	250,000	258,255
4.50%, 01/15/2048 (2)	275,000	288,123
Ohio Water Development Authority
4.00%, 12/01/2033 (1)	2,285,000	1,010,701
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	491,494
6.00%, 12/01/2042	550,000	610,665
5.50%, 12/01/2043	1,000,000	1,092,910
State of Ohio
4.00%, 09/01/2021	3,980,000	4,302,062
1.70%, 11/01/2022 (1)	3,000,000	3,003,180
5.00%, 01/01/2030	1,170,000	1,436,549
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,729,116
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,419,300
5.00%, 06/01/2028	250,000	305,875
5.00%, 06/01/2029	400,000	487,136

		53,627,299

Oklahoma - 0.94%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,879,488
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,680,375
5.00%, 09/01/2027	1,465,000	1,758,689
5.00%, 09/01/2028	1,000,000	1,194,430
Canadian County Oklahoma Educational Facilities
5.00%, 09/01/2026	1,860,000	2,244,164

Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,017,030
5.00%, 06/01/2023	500,000	574,895
5.00%, 09/01/2024	365,000	427,251
5.00%, 09/01/2025	300,000	356,589
5.00%, 09/01/2026	375,000	450,502
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,889,406
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	596,597
5.00%, 12/01/2025	545,000	635,851
5.00%, 12/01/2026	320,000	376,829
Norman Regional Hospital Authority
4.00%, 09/01/2018	125,000	126,830
5.00%, 09/01/2020	350,000	376,502
5.00%, 09/01/2021	325,000	357,796
5.00%, 09/01/2022	325,000	365,095
Oklahoma County Finance Authority
5.70%, 04/01/2025	595,000	595,500
5.13%, 04/01/2042	1,900,000	1,795,348
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,064,654
4.00%, 12/01/2022	530,000	582,990
4.00%, 06/01/2023	1,305,000	1,443,147
3.00%, 06/01/2024	1,750,000	1,851,535
4.00%, 06/01/2024	380,000	424,783
Tulsa County Industrial Authority
1.30%, 05/01/2020 (1)	1,000,000	997,610
5.00%, 11/15/2023	230,000	259,716
5.00%, 11/15/2029	400,000	459,264

		28,782,866

Oregon - 0.49%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	119,513
5.00%, 11/15/2032 (4)	500,000	543,810
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,393,450
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	233,672
5.00%, 09/01/2032	270,000	314,326
5.00%, 09/01/2046	1,000,000	1,143,310
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,144,490
5.00%, 07/01/2033	3,485,000	3,979,626
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,094,300
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,890,466

		14,856,963

Pennsylvania - 6.07%
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022 (2)	2,000,000	2,177,240
5.00%, 05/01/2032 (2)	2,025,000	2,249,532
Capital Region Water
5.00%, 07/15/2023	1,750,000	2,022,702
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	503,749
5.00%, 07/15/2028	350,000	422,821
Central Greene School District
5.00%, 02/15/2018	860,000	863,535
City of Philadelphia PA
5.00%, 08/01/2023	4,000,000	4,578,040
5.00%, 07/15/2026	2,475,000	2,847,933
5.00%, 08/01/2027	1,500,000	1,804,860
5.00%, 08/01/2028	6,000,000	7,034,040
5.00%, 08/01/2033	2,000,000	2,365,520
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,181,390
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,418,084
5.00%, 11/01/2027	1,540,000	1,893,184
5.00%, 11/01/2032	1,000,000	1,197,340
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,763,264
Coatesville School District
5.00%, 08/01/2025	900,000	1,049,022
Commonwealth Financing Authority
5.00%, 06/01/2025	1,500,000	1,777,860

Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,179,703
5.00%, 11/01/2020	2,800,000	3,000,956
5.00%, 08/15/2021	1,015,000	1,121,078
5.00%, 11/01/2021	2,000,000	2,187,500
5.00%, 09/15/2022	1,750,000	1,978,462
5.00%, 02/01/2023	895,000	1,017,991
5.00%, 03/15/2023	9,970,000	11,365,800
5.00%, 09/15/2026	1,000,000	1,204,760
5.00%, 03/15/2031	430,000	497,351
County of Luzerne PA
5.00%, 12/15/2029	750,000	880,313
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	176,185
Dauphin County General Authority
5.00%, 06/01/2020	815,000	875,546
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,356,896
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,295,514
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	4,016,868
Geisinger Authority
1.72%, 05/15/2035 (1)	2,300,000	2,300,000
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2019	225,000	233,671
5.00%, 07/01/2020	225,000	238,408
5.00%, 07/01/2021	275,000	297,102
5.00%, 07/01/2022	325,000	357,305
5.00%, 07/01/2023	325,000	361,702
5.00%, 07/01/2034	1,000,000	1,118,570
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	864,195
5.00%, 07/01/2031	450,000	499,900
5.00%, 12/01/2032	250,000	262,825
5.00%, 12/01/2037	820,000	847,962
5.00%, 07/01/2045	1,970,000	2,109,653
5.00%, 12/01/2047	2,010,000	2,063,044
Lehigh County Industrial Development Authority
1.80%, 02/15/2027 (1)	1,000,000	983,820
1.80%, 09/01/2029 (1)	670,000	658,764
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,139,000
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2023 (4)	50,000	56,676
5.00%, 10/01/2028 (4)	1,000,000	1,164,490
5.00%, 10/01/2036 (4)	1,000,000	1,121,710
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,762,450
5.25%, 01/01/2040	1,510,000	1,549,970
5.38%, 01/01/2050	500,000	512,135
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	514,118
Octorara Area School District
5.00%, 06/01/2018	375,000	380,198
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,046,780
1.70%, 08/01/2037 (1)	1,000,000	1,000,000
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,251,500
5.00%, 06/15/2024	3,005,000	3,514,258
5.00%, 06/15/2025	1,855,000	2,205,873
5.00%, 08/15/2029	1,600,000	1,936,960
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,648,571
5.00%, 09/01/2021	1,400,000	1,560,650
5.00%, 09/01/2022	2,295,000	2,621,877
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,345,660
5.00%, 06/01/2028	2,500,000	2,991,050
5.00%, 06/01/2029	310,000	362,306
5.00%, 06/01/2032	2,000,000	2,316,920
5.00%, 06/01/2033	3,155,000	3,643,773
5.00%, 12/01/2034	1,000,000	1,184,480
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	224,625
5.00%, 07/01/2032	600,000	654,936
5.00%, 07/01/2037	150,000	161,262
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	846,548
Pittsburgh Housing Authority
1.40%, 10/01/2021 (1)	1,500,000	1,487,175

Reading School District
5.00%, 02/01/2018	1,450,000	1,453,755
5.00%, 02/01/2019	1,660,000	1,717,154
5.00%, 02/01/2020	1,000,000	1,062,010
5.00%, 02/01/2020	1,000,000	1,062,010
5.00%, 02/01/2021	1,000,000	1,087,850
5.00%, 02/01/2022	1,920,000	2,136,480
5.00%, 03/01/2035	1,100,000	1,277,903
5.00%, 03/01/2036	1,250,000	1,449,988
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,497,069
School District of Philadelphia/The
5.00%, 09/01/2018	150,000	152,918
5.25%, 09/01/2023	1,750,000	1,866,095
5.00%, 09/01/2026	1,580,000	1,828,518
5.00%, 09/01/2030	15,000	18,388
5.00%, 09/01/2030	3,985,000	4,497,949
5.00%, 09/01/2031	1,000,000	1,123,110
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,066,581
St. Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,163,036
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,674,397
5.00%, 12/01/2022	7,370,000	8,332,817
5.00%, 04/01/2023	2,500,000	2,743,775
5.00%, 06/15/2025	3,000,000	3,491,370
5.00%, 06/01/2026	180,000	207,113
5.00%, 06/01/2029	500,000	590,705
5.00%, 12/01/2029	2,000,000	2,372,560
5.25%, 09/15/2030	1,000,000	1,171,560
5.00%, 12/01/2032	3,060,000	3,584,943
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,135,520
5.00%, 01/01/2038	2,125,000	2,397,616
6.50%, 01/01/2038	475,000	475,000
Unionville-Chadds Ford School District
5.00%, 06/01/2026	1,000,000	1,226,830
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	718,200
York County School of Technology
5.00%, 02/15/2023	1,200,000	1,365,468
5.00%, 02/15/2028	400,000	466,996

		186,123,595

Puerto Rico - 0.12%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	369,750
6.13%, 07/01/2024	375,000	239,531
5.13%, 07/01/2047	1,000,000	1,010,340
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,502,370
5.50%, 07/01/2019	500,000	506,825
5.25%, 07/01/2027	145,000	159,919

		3,788,735

Rhode Island - 0.28%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,320,696
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,089,858
5.00%, 06/15/2020	3,200,000	3,444,320
5.00%, 06/15/2021	625,000	690,281
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	782,257
5.00%, 09/01/2036	100,000	108,320
5.00%, 05/15/2039	600,000	667,524
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	605,910

		8,709,166

South Carolina - 0.78%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	514,634
Lexington County Health Services District, Inc.
5.00%, 11/01/2019	250,000	264,175
5.00%, 11/01/2020	250,000	271,378
5.00%, 11/01/2022	250,000	283,360
5.00%, 11/01/2023	300,000	346,233
5.00%, 11/01/2024	780,000	911,804
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	651,219
4.00%, 12/01/2021	1,895,000	2,007,506

Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,226,833
South Carolina Jobs-Economic Development Authority
2.25%, 05/01/2019 (2)	2,000,000	1,988,300
6.00%, 02/01/2035 (2)	325,000	319,533
5.00%, 05/01/2037	500,000	530,580
5.00%, 05/01/2042	500,000	527,420
6.25%, 02/01/2045 (2)	650,000	646,601
5.00%, 04/01/2047	2,000,000	2,094,860
5.00%, 04/01/2052	1,750,000	1,823,535
South Carolina Public Service Authority
5.00%, 12/01/2021	905,000	1,006,278
5.00%, 12/01/2021	2,000,000	2,223,820
5.00%, 12/01/2035	1,500,000	1,730,490
5.00%, 12/01/2050	2,655,000	2,981,061
State of South Carolina
5.00%, 10/01/2020	975,000	1,063,091
University of South Carolina
4.00%, 05/01/2031	500,000	546,610

		23,959,321

South Dakota - 0.17%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	774,818
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2019	300,000	316,647
5.00%, 11/01/2029	800,000	940,120
5.00%, 11/01/2030	1,000,000	1,162,800
5.00%, 11/01/2042	145,000	161,315
5.00%, 11/01/2045	1,500,000	1,703,370

		5,059,070

Tennessee - 1.43%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,313,668
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	505,675
3.00%, 10/01/2019	600,000	613,026
5.00%, 10/01/2020	205,000	222,140
5.00%, 10/01/2021	1,000,000	1,106,920
5.00%, 10/01/2022	325,000	366,243
5.00%, 10/01/2030	500,000	558,290
5.00%, 10/01/2032	1,215,000	1,343,450
5.00%, 10/01/2035	2,260,000	2,504,283
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,493,175
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,151,520
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,055,534
5.00%, 04/01/2024	1,000,000	1,143,670
5.00%, 04/01/2027	1,740,000	2,054,470
Lewisburg Industrial Development Board
1.20%, 07/02/2035 (1)	6,000,000	5,999,400
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	300,000	314,727
5.50%, 07/01/2037	600,000	634,068
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037 (2)	1,590,000	1,633,773
State of Tennessee
5.00%, 08/01/2021	1,595,000	1,779,286
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2019	1,100,000	1,136,674
5.25%, 09/01/2019	1,750,000	1,842,417
5.00%, 02/01/2023	1,310,000	1,478,571
5.25%, 09/01/2023	600,000	692,400
5.00%, 02/01/2027	2,725,000	3,221,740
4.00%, 05/01/2048 (1)	6,895,000	7,551,887

		43,717,007

Texas - 11.02%
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,048,670
4.00%, 02/15/2021	715,000	764,478
4.00%, 02/15/2022	665,000	723,620
4.00%, 02/15/2023	1,000,000	1,106,030
3.00%, 11/01/2046 (1)	2,100,000	2,139,753
Austin Affordable Public Facility Corp, Inc.
1.15%, 11/01/2019 (1)	1,000,000	999,070
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	282,558
5.00%, 01/01/2025	150,000	173,927

5.00%, 01/01/2028	400,000	475,492
5.00%, 01/01/2029	425,000	503,340
5.00%, 01/01/2030	720,000	834,012
5.00%, 01/01/2034	430,000	489,718
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,637,496
5.00%, 10/01/2025	1,780,000	2,102,483
5.00%, 10/01/2026	1,400,000	1,669,696
5.00%, 10/01/2028	1,925,000	2,300,221
5.00%, 10/01/2030	2,175,000	2,570,328
5.00%, 10/01/2033	2,000,000	2,339,400
5.00%, 10/01/2034	2,000,000	2,337,560
5.00%, 10/01/2036	1,000,000	1,165,100
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	574,696
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038 (1)	1,000,000	1,013,470
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	500,000	556,295
5.00%, 01/01/2022	990,000	1,101,464
5.00%, 01/01/2024	175,000	201,847
5.00%, 01/01/2025	225,000	262,618
5.00%, 01/01/2026	150,000	177,618
5.00%, 01/01/2028	150,000	175,128
5.00%, 01/01/2034	1,475,000	1,681,234
4.00%, 01/01/2041	750,000	767,010
6.00%, 01/01/2041	2,125,000	2,390,009
5.00%, 01/01/2042	1,335,000	1,461,878
5.00%, 01/01/2046	1,600,000	1,808,960
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,809,125
City of Austin TX
5.00%, 09/01/2019	610,000	643,952
5.00%, 09/01/2033	2,920,000	3,488,904
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	286,092
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,472,526
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	640,155
5.00%, 10/01/2028	2,750,000	3,306,298
5.00%, 10/01/2031	800,000	957,576
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,676,601
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,153,820
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	851,424
City of Houston TX
5.00%, 03/01/2020	180,000	192,985
5.00%, 03/01/2021	500,000	550,400
5.00%, 03/01/2022	200,000	224,346
5.00%, 03/01/2023	1,975,000	2,266,214
5.00%, 03/01/2029	1,000,000	1,208,990
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	1,000,000	1,120,450
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2021	200,000	215,738
5.00%, 11/15/2022	200,000	228,086
5.00%, 11/15/2023	225,000	262,183
5.00%, 05/15/2028	410,000	478,905
5.00%, 11/15/2033	400,000	478,020
1.65%, 05/15/2034 (1)	10,000,000	10,000,000
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,037,930
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2020	1,000,000	1,068,350
5.00%, 02/01/2020	600,000	641,010
5.00%, 02/01/2023	4,000,000	4,626,840
5.00%, 02/01/2030	1,000,000	1,230,890
2.00%, 02/01/2033 (1)	1,115,000	1,129,372
3.00%, 12/01/2045 (1)	5,000,000	5,224,450
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,104,240
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,659,056
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,505,498
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,099,100

Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,190,773
5.00%, 02/15/2027	470,000	570,044
0.90%, 02/15/2040 (1)	1,535,000	1,527,862
1.40%, 02/15/2040 (1)	1,000,000	995,130
3.00%, 02/15/2040 (1)	5,000,000	5,043,350
1.40%, 02/15/2044 (1)	1,000,000	995,900
5.00%, 02/15/2044	1,100,000	1,249,710
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,226,528
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,361,716
5.00%, 02/15/2022	7,665,000	8,643,667
Dallas Independent School District
5.00%, 02/15/2023	1,235,000	1,420,806
5.00%, 02/15/2036 (1)	5,485,000	6,134,369
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,159,110
Dallas Performing Arts Cultural Facilities Corp.
1.65%, 09/01/2041 (1)	3,665,000	3,665,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2018	1,275,000	1,311,554
5.00%, 11/01/2023	245,000	281,598
5.00%, 11/01/2038	3,110,000	3,392,015
Del Rio Housing Facility Corp.
1.35%, 06/01/2021 (1)	3,000,000	2,985,630
Denton Independent School District
0.00%, 08/15/2025	500,000	425,165
Fort Bend Independent School District
1.35%, 08/01/2042 (1)	505,000	503,980
1.50%, 08/01/2042 (1)	1,000,000	997,220
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	506,691
5.00%, 02/15/2024	3,140,000	3,699,516
5.00%, 02/15/2026	1,365,000	1,663,512
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,099,740
5.00%, 02/15/2022	1,000,000	1,128,100
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,560,454
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2018	3,000,000	3,041,070
5.00%, 01/01/2043	180,000	185,038
7.00%, 01/01/2048	1,550,000	1,920,791
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,202,350
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,727,700
1.80%, 12/01/2041 (1)	1,900,000	1,900,000
Houston Independent School District
5.00%, 02/15/2025	1,000,000	1,201,000
1.38%, 06/01/2037 (1)	775,000	770,854
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	276,570
5.25%, 11/01/2040	3,015,000	3,260,511
Lower Colorado River Authority
5.00%, 05/15/2020	340,000	365,010
5.00%, 05/15/2020	1,070,000	1,150,507
5.00%, 05/15/2021	800,000	882,968
5.00%, 05/15/2021	3,000,000	3,311,130
5.00%, 05/15/2022	1,025,000	1,156,149
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2022	3,000,000	3,437,430
Midlothian Independent School District
2.50%, 08/01/2052 (1)	2,000,000	2,009,600
Mission Economic Development Corp.
2.50%, 08/01/2020	3,000,000	3,015,240
1.22%, 01/01/2026 (1)	4,300,000	4,299,742
5.75%, 10/01/2031 (2)	2,250,000	2,354,243
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	856,677
5.00%, 08/15/2026	200,000	240,772
5.00%, 08/15/2027	375,000	455,404
5.00%, 04/01/2031	335,000	365,575
5.00%, 11/01/2031	1,000,000	1,102,270
5.00%, 07/01/2035	2,100,000	1,737,540
5.00%, 04/01/2036	355,000	375,288
5.00%, 11/01/2040	1,100,000	1,192,906
5.00%, 07/01/2047	1,075,000	877,888
5.00%, 04/01/2048	1,250,000	1,312,775
5.50%, 11/15/2052	250,000	252,778

Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	586,265
North East Independent School District/TX
1.42%, 08/01/2040 (1)	490,000	486,942
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,268,735
5.00%, 06/01/2028	1,050,000	1,292,655
5.00%, 06/01/2029	600,000	734,670
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	531,815
5.00%, 09/01/2020	1,445,000	1,566,944
5.00%, 01/01/2022	550,000	615,736
5.00%, 01/01/2023	235,000	268,831
5.00%, 01/01/2023	3,500,000	4,003,860
5.00%, 01/01/2030	75,000	88,749
5.00%, 01/01/2031	1,900,000	2,173,144
5.00%, 01/01/2031	105,000	123,416
5.00%, 01/01/2031	500,000	589,675
5.00%, 01/01/2033	3,150,000	3,637,179
5.00%, 01/01/2033	500,000	591,290
5.00%, 01/01/2036	550,000	639,556
5.00%, 01/01/2039	170,000	196,887
6.25%, 01/01/2039	275,000	287,790
6.25%, 01/01/2039	65,000	67,746
5.00%, 01/01/2040	2,000,000	2,219,500
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	285,525
Plano Independent School District
5.00%, 02/15/2020	550,000	587,807
5.00%, 02/15/2021	550,000	604,329
5.00%, 02/15/2022	1,225,000	1,380,881
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	887,666
State of Texas
5.00%, 08/01/2018	1,325,000	1,352,494
4.00%, 08/30/2018	26,200,000	26,632,300
5.00%, 04/01/2019	2,000,000	2,086,440
5.00%, 08/01/2019	2,815,000	2,966,672
5.00%, 10/01/2019	1,950,000	2,065,303
5.00%, 04/01/2020	2,000,000	2,147,440
2.00%, 08/01/2025 (1)	1,035,000	1,035,135
5.00%, 04/01/2027	5,000,000	6,109,200
5.00%, 08/01/2031	365,000	403,153
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	1,878,030
5.00%, 11/15/2040	1,800,000	1,912,878
8.25%, 11/15/2044	500,000	451,340
5.00%, 11/15/2046	1,500,000	1,671,390
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000,000	3,553,440
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	512,896
1.78% (3 Month LIBOR USD + 0.700%), 12/15/2026 (3)	1,250,000	1,222,625
6.25%, 12/15/2026	8,685,000	10,433,117
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,169,470
5.00%, 12/15/2032	3,000,000	3,339,720
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	990,656
5.00%, 09/01/2034	945,000	1,017,576
5.00%, 09/01/2035	1,200,000	1,290,540
Texas State University System
5.00%, 03/15/2026	800,000	975,248
5.00%, 03/15/2029	610,000	744,151
5.00%, 03/15/2032	1,325,000	1,590,861
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	5,866,350
Texas Water Development Board
5.00%, 10/15/2031	2,000,000	2,460,760
The University of Texas System
5.00%, 08/15/2021	505,000	563,019
5.00%, 08/15/2026	1,750,000	2,162,055
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	150,000	170,204
Tyler Independent School District
5.00%, 02/15/2022	2,200,000	2,483,690
University of Houston
5.00%, 02/15/2030	860,000	1,025,395

University of Texas System
5.00%, 08/15/2022	490,000	560,090
University of Texas System/The
5.25%, 08/15/2018	1,170,000	1,197,027
5.00%, 08/15/2021	3,000,000	3,344,670
5.00%, 08/15/2022	1,000,000	1,143,040
5.00%, 08/15/2022	1,000,000	1,143,040
Uptown Development Authority
5.00%, 09/01/2033	715,000	815,722

		337,856,351

U.S. Virgin Islands - 0.10%
U.S. Virgin Islands Public Finance Authority
5.00%, 10/01/2032 (2)	3,000,000	3,172,170

Utah - 0.19%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2022	1,500,000	1,693,200
5.00%, 07/01/2025	1,000,000	1,195,540
5.00%, 07/01/2026	1,700,000	2,061,097
Utah Charter School Finance Authority
4.50%, 06/15/2027 (2)	1,000,000	1,002,270

		5,952,107

Vermont - 0.10%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,155,890
5.00%, 10/15/2029	890,000	1,013,968
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	914,128

		3,083,986

Virginia - 3.51%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,000,000	1,123,460
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	209,354
City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,345,782
City of Richmond VA Public Utility Revenue
5.00%, 01/15/2022	1,500,000	1,690,905
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,770,571
5.00%, 08/15/2023	1,850,000	2,167,035
County of Botetourt VA
4.75%, 07/01/2023	100,000	103,871
6.00%, 07/01/2034	1,500,000	1,668,285
County of Henrico VA Water & Sewer Revenue
5.00%, 05/01/2022	2,240,000	2,547,104
County of Isle Wight VA
4.00%, 04/01/2020	700,000	736,246
County of Loudoun VA
5.00%, 12/01/2023	825,000	975,447
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,315,260
5.00%, 05/15/2044	975,000	1,116,628
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	567,970
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,076,100
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,040,350
5.00%, 07/01/2047	2,000,000	2,075,700
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,063,720
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	703,115
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2046	240,000	247,133
Prince William County Industrial Development Authority
1.35%, 07/01/2019 (1)	2,000,000	1,994,720
Roanoke Economic Development Authority
5.00%, 07/01/2020	495,000	533,565
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	172,970
5.00%, 06/15/2033	150,000	171,162
5.00%, 06/15/2034	500,000	568,945
4.00%, 06/15/2037	50,000	51,519
Virginia College Building Authority
5.00%, 02/01/2020	1,360,000	1,451,800
5.00%, 02/01/2020	2,000,000	2,135,000
5.00%, 02/01/2023	700,000	807,121
5.00%, 09/01/2023	1,000,000	1,166,200
5.00%, 02/01/2024	2,475,000	2,914,956
5.00%, 02/01/2026	1,000,000	1,219,400

5.00%, 07/01/2030 (2)	500,000	548,030
5.00%, 07/01/2045 (2)	1,000,000	1,071,560
5.00%, 07/01/2045 (2)	500,000	535,765
Virginia Commonwealth Transportation Board
5.00%, 03/15/2020	750,000	803,370
5.00%, 05/15/2020	1,365,000	1,469,027
5.00%, 05/15/2021	1,000,000	1,105,790
5.00%, 05/15/2021	2,280,000	2,521,201
5.00%, 05/15/2022	225,000	255,100
5.00%, 05/15/2022	2,000,000	2,267,560
5.00%, 09/15/2022	1,000,000	1,128,000
5.00%, 09/15/2023	2,500,000	2,922,625
5.00%, 05/15/2026	2,750,000	3,373,123
5.00%, 05/15/2029	2,955,000	3,661,511
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,699,300
5.00%, 08/01/2022	1,050,000	1,197,494
Virginia Public School Authority
5.00%, 07/15/2018	1,510,000	1,539,022
5.00%, 08/01/2018	1,480,000	1,510,103
5.00%, 07/15/2020	3,000,000	3,249,120
5.00%, 08/01/2021	6,000,000	6,671,160
5.00%, 08/01/2022	2,505,000	2,863,992
5.00%, 08/01/2022	3,275,000	3,733,500
5.00%, 08/01/2022	1,000,000	1,140,000
Virginia Resources Authority
5.00%, 11/01/2021	1,800,000	2,018,484
Virginia Small Business Financing Authority
5.00%, 11/01/2019	1,100,000	1,165,846
5.00%, 01/01/2040	3,205,000	3,447,106
5.00%, 01/01/2040	2,500,000	2,688,850
5.50%, 01/01/2042	4,475,000	4,983,942
5.00%, 12/31/2049	500,000	564,000
5.00%, 12/31/2052	700,000	783,580
5.00%, 12/31/2056	3,455,000	3,861,584
Wise County Industrial Development Authority
1.88%, 11/01/2040 (1)	5,000,000	4,992,350

		107,503,489

Washington - 2.29%
City of Kent WA
5.00%, 12/01/2027	695,000	843,674
5.00%, 12/01/2028	860,000	1,035,913
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	797,060
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	543,679
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	477,538
5.00%, 01/01/2023	750,000	862,208
County of King WA Sewer Revenue
1.60%, 01/01/2032 (1)	3,250,000	3,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,017,580
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,221,980
Pierce County School District No 3 Puyallup
5.00%, 12/01/2032	1,000,000	1,215,960
Port of Seattle WA
5.00%, 02/01/2020	1,500,000	1,594,905
5.00%, 12/01/2020	2,165,000	2,361,885
5.00%, 03/01/2021	900,000	987,219
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,855,368
State of Washington
5.00%, 01/01/2019	2,000,000	2,070,240
5.00%, 07/01/2019	3,150,000	3,311,375
5.00%, 08/01/2019	730,000	769,333
5.00%, 02/01/2020	2,420,000	2,588,480
5.00%, 08/01/2020	1,665,000	1,806,941
5.00%, 07/01/2021	1,200,000	1,335,960
5.00%, 08/01/2021	2,000,000	2,231,080
5.00%, 08/01/2027	235,000	287,823
5.00%, 08/01/2027	550,000	666,336
5.00%, 08/01/2028	235,000	286,587
5.00%, 08/01/2030	235,000	284,134
5.00%, 07/01/2031	5,000,000	5,903,000
5.00%, 08/01/2033	7,550,000	9,120,098
5.00%, 02/01/2036	1,800,000	2,139,264
Washington Health Care Facilities Authority
5.00%, 10/01/2021	1,510,000	1,682,427

5.00%, 08/15/2022	1,200,000	1,364,796
5.00%, 08/15/2023	650,000	754,598
5.00%, 07/01/2025	360,000	422,773
5.00%, 07/01/2030	410,000	486,195
5.00%, 08/15/2030	1,000,000	1,166,880
2.76% (SIFMA Municipal Swap Index + 1.050%), 01/01/2042 (3)	5,000,000	5,010,900
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,135,328
Washington State Housing Finance Commission
4.00%, 07/01/2026 (2)	1,285,000	1,302,913
5.00%, 07/01/2031 (2)	1,000,000	1,057,390

		70,249,820

West Virginia - 0.33%
County of Pleasants WV
5.25%, 10/15/2037	1,905,000	1,905,019
Monongalia County West Virginia Commission Refunding And Improvement University Town Center
5.50%, 06/01/2037 (2)	200,000	208,142
5.75%, 06/01/2043 (2)	200,000	209,458
School Building Authority of West Virginia
5.00%, 07/01/2020	500,000	539,495
5.00%, 07/01/2022	695,000	788,033
5.00%, 07/01/2024	500,000	589,930
West Virginia Economic Development Authority
1.20%, 02/01/2018	3,500,000	3,498,320
5.38%, 12/01/2038	885,000	961,968
1.70%, 01/01/2041 (1)	1,515,000	1,490,109

		10,190,474

Wisconsin - 1.11%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	672,252
5.00%, 11/15/2032	500,000	587,540
Public Finance Authority
5.00%, 05/15/2021 (2)(4)	185,000	199,902
3.00%, 11/15/2022 (2)(4)	90,000	90,290
3.50%, 11/15/2023 (2)(4)	65,000	65,630
3.95%, 11/15/2024 (2)(4)	50,000	50,882
5.00%, 12/01/2025 (2)	1,000,000	1,139,890
4.13%, 05/01/2026 (2)	800,000	796,336
6.25%, 08/01/2027 (2)	1,000,000	1,076,030
5.00%, 05/15/2028 (2)(4)	200,000	222,422
4.00%, 08/01/2035	2,750,000	2,712,325
5.25%, 05/15/2037 (2)(4)	500,000	549,005
5.20%, 06/01/2037	500,000	502,190
5.00%, 06/15/2037 (2)	1,130,000	1,130,746
5.00%, 07/01/2037	825,000	872,305
5.00%, 01/01/2042	600,000	632,706
5.25%, 05/15/2042 (2)(4)	60,000	65,638
5.25%, 05/15/2047 (2)(4)	60,000	65,437
5.30%, 06/01/2047	500,000	502,180
5.25%, 05/15/2052 (2)(4)	115,000	125,035
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,011,870
5.00%, 05/01/2020	1,600,000	1,723,024
5.00%, 11/01/2020	2,005,000	2,190,362
5.00%, 11/01/2021	600,000	673,062
5.00%, 11/01/2022	1,000,000	1,149,310
5.00%, 05/01/2034	2,000,000	2,372,080
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	606,210
5.00%, 12/01/2022	560,000	638,731
4.00%, 02/15/2025	270,000	301,012
4.00%, 02/15/2026	510,000	569,119
5.00%, 02/15/2027	300,000	351,966
4.00%, 02/15/2031	460,000	491,795
4.00%, 02/15/2033	550,000	582,615
1.75%, 08/15/2034 (1)	9,000,000	9,000,000
5.00%, 09/01/2036	335,000	377,046

		34,096,943

Total Municipal Bonds (Cost $2,938,956,470)		$2,968,765,127

SHORT-TERM INVESTMENTS - 1.34%	Shares	Value
Money Market Funds - 1.34%
Fidelity Institutional Money Market Government Funds - Class I, 1.14% (5)	20,754,180	$20,754,180
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 1.13% (5)	20,185,978	20,185,978

Total Short-Term Investments (Cost $40,940,158)		$40,940,158

TOTAL INVESTMENTS IN SECURITIES - 98.18% (Cost $2,979,896,628)		$3,009,705,285
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.82%		55,854,491

TOTAL NET ASSETS - 100.00%		$3,065,559,776

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2017.
(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $56,283,306, which represents 1.84% of total net assets.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2017.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $13,758,095, which represents 0.45% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.42%
Consumer Discretionary - 19.50%
Adidas AG	14,094	$2,818,648
Advance Auto Parts, Inc.	785	78,257
Amazon.com, Inc. (1)	112,994	132,143,093
AMC Networks, Inc. (1)	2,036	110,107
Aptiv Plc (1)	10,820	917,861
Aramark	4,254	181,816
AutoZone, Inc. (1)	45,018	32,024,455
Borgwarner, Inc.	759	38,777
Bright Horizons Family Solutions, Inc. (1)	2,167	203,698
Brunswick Corp.	2,980	164,556
Burlington Stores, Inc. (1)	1,533	188,605
Cable One, Inc.	182	128,010
CarMax, Inc. (1)	7,400	474,562
Carter’s, Inc.	1,931	226,873
CBS Corp.	13,587	801,633
Charter Communications, Inc. (1)	63,143	21,213,522
Chipotle Mexican Grill, Inc. (1)	188,654	54,526,666
Choice Hotels International, Inc.	1,391	107,942
Comcast Corp. - Class A	174,236	6,978,152
D. R. Horton, Inc.	7,589	387,570
Darden Restaurants, Inc.	5,071	486,917
Delphi Technologies Plc (1)	3,607	189,242
Dick’s Sporting Goods, Inc.	2,504	71,965
DISH Network Corp. (1)	6,937	331,242
Dollar General Corp.	4,263	396,502
Dollar Tree, Inc. (1)	259,218	27,816,684
Domino’s Pizza, Inc.	1,774	335,215
Dunkin’ Brands Group, Inc.	3,491	225,065
Expedia, Inc.	4,990	597,652
Extended Stay America, Inc.	4,218	80,142
Floor & Decor Holdings, Inc. (1)	753	36,656
Foot Locker, Inc.	332	15,564
Gap, Inc.	326	11,104
Gentex Corp.	7,016	146,985
Genuine Parts Co.	2,220	210,922
H&R Block, Inc.	1,108	29,052
Hanesbrands, Inc.	14,825	309,991
Harley-Davidson, Inc.	5,013	255,061
Hasbro, Inc.	3,499	318,024
Hilton Grand Vacations, Inc. (1)	2,718	114,020
Hilton Worldwide Holdings, Inc.	7,753	619,155
Home Depot, Inc.	168,420	31,920,643
Interpublic Group of Companies, Inc.	13,180	265,709
Kering	35,678	16,794,556
L Brands, Inc.	1,491	89,788
Las Vegas Sands Corp.	14,600	1,014,554
Lear Corp.	2,293	405,081
Leggett & Platt, Inc.	4,113	196,313
Liberty Expedia Holdings, Inc. (1)	381	16,890
Liberty Interactive Corp. (1)	11,090	270,818
Lions Gate Entertainment Corp. - Class A (1)	1,403	47,419
Lions Gate Entertainment Corp. - Class B (1)	2,446	77,620
Live Nation Entertainment, Inc. (1)	5,419	230,687
LKQ Corp. (1)	1,651	67,146
Lowes Companies, Inc.	934,179	86,822,596
Lululemon Athletica, Inc. (1)	3,843	302,021
Marriott International, Inc.	216,578	29,396,132
Mattel, Inc.	2,346	36,081
McDonald’s Corp.	374,673	64,488,717
MGM Resorts International	1,448	48,349
Michael Kors Holdings Ltd. (1)	426	26,817
Mohawk Industries, Inc. (1)	145	40,005
Morningstar, Inc.	692	67,103
Netflix, Inc. (1)	215,291	41,327,260
Nike, Inc.	1,188,288	74,327,414
Nordstrom, Inc.	4,665	221,028
NVR, Inc. (1)	132	463,085
Omnicom Group, Inc.	9,366	682,126
O’Reilly Automotive, Inc. (1)	3,391	815,671
Polaris Industries, Inc.	2,390	296,336
Pool Corp.	1,559	202,124
Pulte Group, Inc.	2,993	99,517
Regal Entertainment Group	1,301	29,936
Ross Stores, Inc.	15,343	1,231,276
Sally Beauty Holdings, Inc. (1)	1,690	31,704
Scripps Networks Interactive, Inc.	1,886	161,027
Service Corp. International	7,392	275,869
ServiceMaster Global Holdings, Inc. (1)	5,426	278,191
Sirius XM Holdings, Inc.	55,546	297,727
Six Flags Entertainment Corp.	2,636	175,478
Skechers USA, Inc. (1)	2,317	87,675
Starbucks Corp.	1,453,816	83,492,653
Tapestry, Inc.	2,008	88,814
Tempur Sealy International, Inc. (1)	635	39,808
Tesla, Inc. (1)	73,965	23,029,003
The Madison Square Garden Co. (1)	45	9,488
The Michaels Companies, Inc. (1)	3,130	75,715
The Priceline Group, Inc. (1)	36,577	63,561,316
Thor Industries, Inc.	1,995	300,686
TJX Companies, Inc.	752,702	57,551,595
Toll Brothers, Inc.	2,968	142,523
Tractor Supply Co.	5,072	379,132
TripAdvisor, Inc. (1)	2,159	74,399
Tupperware Brands Corp.	1,933	121,199
Twenty-First Century Fox, Inc. - Class A	2,818	97,306
Ulta Beauty, Inc. (1)	248,314	55,537,909
Under Armour, Inc. - Class A (1)	5,601	80,822
Under Armour, Inc. - Class C (1)	5,518	73,500
Vail Resorts, Inc.	1,592	338,252
VF Corp.	9,801	725,274
Visteon Corp. (1)	1,225	153,296
Walt Disney Co.	371,928	39,985,979
Wayfair, Inc. (1)	1,492	119,763
Wendy’s Co.	7,148	117,370
Whirlpool Corp.	246	41,485
Williams-Sonoma, Inc.	610	31,537
Wyndham Worldwide Corp.	4,039	467,999
Wynn Resorts Ltd.	3,232	544,883
Yum China Holdings, Inc.	12,826	513,297
Yum! Brands, Inc.	673,064	54,928,753

		1,022,564,208

Consumer Staples - 5.51%
Altria Group, Inc.	77,444	5,530,276
Blue Buffalo Pet Products, Inc. (1)	3,892	127,619
Brown Forman Corp. - Class A	2,081	139,926
Brown Forman Corp. - Class B	6,668	457,892
Campbell Soup Co.	4,768	229,388
Church & Dwight Co., Inc.	10,036	503,506
Clorox Co.	4,410	655,943
Coca Cola Co.	1,635,018	75,014,626
Colgate Palmolive Co.	5,445	410,825
Constellation Brands, Inc.	6,565	1,500,562
Costco Wholesale Corp.	146,618	27,288,542
Dr Pepper Snapple Group, Inc.	7,339	712,323
Energizer Holdings, Inc.	2,573	123,453
General Mills, Inc.	16,556	981,605
Herbalife Ltd. (1)	2,608	176,614
Kellogg Co.	338,761	23,028,973
Kimberly-Clark Corp.	12,167	1,468,070
Kroger Co.	19,622	538,624
Lamb Weston Holdings, Inc.	1,252	70,675
Lauder Estee Companies, Inc.	149,553	19,029,124
McCormick & Co., Inc.	4,814	490,595
Molson Coors Brewing Co.	318,645	26,151,195
Mondelez International, Inc.	1,260,810	53,962,668

Monster Beverage Corp. (1)	16,801	1,063,335
Nu Skin Enterprises, Inc.	529	36,094
PepsiCo, Inc.	50,356	6,038,692
Philip Morris International, Inc.	5,645	596,394
Pilgrim’s Pride Corp. (1)	1,982	61,561
Procter & Gamble Co.	433,781	39,855,798
Rite Aid Corp. (1)	17,637	34,745
Spectrum Brands Holdings, Inc.	1,044	117,346
Sprouts Farmers Market, Inc. (1)	5,146	125,305
Sysco Corp.	19,551	1,187,332
The Hershey Co.	5,023	570,161
TreeHouse Foods, Inc. (1)	562	27,797
Walgreens Boots Alliance, Inc.	6,614	480,309

		288,787,893

Energy - 5.78%
Antero Resources Corp. (1)	4,230	80,370
Apache Corp.	854	36,056
Cabot Oil & Gas Corp.	13,263	379,322
Cheniere Energy, Inc. (1)	5,520	297,197
Chesapeake Energy Corp. (1)	2,829	11,203
Cimarex Energy Co.	119,144	14,536,759
ConocoPhillips	782,850	42,970,637
Continental Resources, Inc. (1)	1,496	79,243
Core Laboratories NV	353,316	38,705,768
Devon Energy Corp.	1,476	61,106
Diamondback Energy, Inc. (1)	858	108,323
EOG Resources, Inc.	266,320	28,738,591
EQT Corp.	1,377	78,379
Exxon Mobil Corp.	821,110	68,677,640
Gulfport Energy Corp. (1)	679	8,664
Halliburton Co.	23,937	1,169,801
Laredo Petroleum, Inc. (1)	5,968	63,320
Newfield Exploration Co. (1)	8,245	259,965
ONEOK, Inc.	14,571	778,820
Parsley Energy, Inc. (1)	6,194	182,351
Pioneer Natural Resources Co.	89,855	15,531,437
RPC, Inc.	1,966	50,192
RSP Permian, Inc. (1)	2,482	100,968
Schlumberger Ltd.	1,339,870	90,293,839
The Williams Companies, Inc.	4,623	140,955

		303,340,906

Financials - 6.72%
Allstate Corp.	4,077	426,903
American International Group, Inc.	4,482	267,037
Ameriprise Financial, Inc.	5,429	920,053
Aon Plc	161,505	21,641,670
Arch Capital Group Ltd. (1)	758	68,804
Arthur J. Gallagher & Co.	4,961	313,932
Aspen Insurance Holdings Ltd.	666	27,040
Assurant, Inc.	403	40,638
Bank of the Ozarks, Inc.	2,204	106,784
BGC Partners, Inc.	2,550	38,530
Capital One Financial Corp.	1,229	122,384
CBOE Holdings, Inc.	4,501	560,780
Charles Schwab Corp.	38,222	1,963,464
Citigroup, Inc.	977,205	72,713,824
Citizens Financial Group, Inc.	706,355	29,652,783
Commerce Bancshares, Inc.	438,426	24,481,708
Credit Acceptance Corp. (1)	394	127,451
East West Bancorp, Inc.	320	19,466
Eaton Vance Corp.	4,517	254,714
Erie Indemnity Co.	662	80,658
Federated Investors, Inc.	970	34,998
First Republic Bank	5,197	450,268
Intercontinental Exchange, Inc.	627,898	44,304,483
Invesco Ltd.	2,551	93,213
JPMorgan Chase & Co.	143,789	15,376,796
Lazard Ltd.	4,223	221,707
Legg Mason, Inc.	707	29,680
Leucadia National Corp.	3,387	89,722
LPL Financial Holdings, Inc.	3,580	204,561
MarketAxess Holdings, Inc.	1,502	303,028
Marsh & McLennan Companies, Inc.	20,824	1,694,865
Moody’s Corp.	6,705	989,725
Morgan Stanley	1,207,060	63,334,438
MSCI, Inc.	3,579	452,887
Pinnacle Financial Partners, Inc.	1,019	67,560
Raymond James Financial, Inc.	1,405	125,466
RenaissanceRe Holdings Ltd.	112	14,066
S&P Global, Inc.	10,460	1,771,924
SEI Investments Co.	5,394	387,613
Signature Bank (1)	1,245	170,889
State Street Corp.	867	84,628
SunTrust Banks, Inc.	637,800	41,195,502
SVB Financial Group (1)	1,587	370,993
T. Rowe Price Group, Inc.	1,503	157,710
TD Ameritrade Holding Corp.	9,122	466,408
The Goldman Sachs Group, Inc.	97,806	24,917,056
The Progressive Corp.	23,521	1,324,703
Voya Financial, Inc.	380	18,799
Western Alliance Bancorp (1)	2,278	128,980
XL Group Ltd.	3,403	119,649

		352,730,940

Healthcare - 12.46%
AbbVie, Inc.	134,318	12,989,894
ABIOMED, Inc. (1)	1,652	309,601
ACADIA Pharmaceuticals, Inc. (1)	3,986	120,018
Aetna, Inc.	4,207	758,901
Agilent Technologies, Inc.	3,213	215,175
Agios Pharmaceuticals, Inc. (1)	1,611	92,101
Akorn, Inc. (1)	3,317	106,907
Alexion Pharmaceuticals, Inc. (1)	96,132	11,496,426
Align Technology, Inc. (1)	3,196	710,119
Alkermes Plc (1)	6,157	336,973
Alnylam Pharmaceuticals, Inc. (1)	3,048	387,248
AmerisourceBergen Corp.	6,425	589,943
Amgen, Inc.	8,606	1,496,583
Athenahealth, Inc. (1)	1,605	213,529
Baxter International, Inc.	1,769	114,348
Becton Dickinson and Co.	10,569	2,262,342
Biogen, Inc. (1)	64,929	20,684,432
BioMarin Pharmaceutical, Inc. (1)	215,738	19,237,357
Bio-Techne Corp.	1,541	199,637
Bioverativ, Inc. (1)	4,491	242,155
Boston Scientific Corp. (1)	55,554	1,377,184
Bristol Myers Squibb Co.	411,049	25,189,083
Bruker Corp.	1,401	48,082
Celgene Corp. (1)	172,989	18,053,132
Centene Corp. (1)	891	89,884
Cerner Corp. (1)	670,189	45,164,037
Charles River Laboratories International, Inc. (1)	1,931	211,348
Cigna Corp.	8,488	1,723,828
Danaher Corp.	113,940	10,575,911
DexCom, Inc. (1)	3,506	201,209
Edwards Lifesciences Corp. (1)	8,432	950,371
Eli Lilly & Co.	39,608	3,345,292
Exelixis, Inc. (1)	11,656	354,342
Express Scripts Holding Co. (1)	1,470	109,721
Gilead Sciences, Inc.	37,674	2,698,965
HCA Healthcare, Inc. (1)	774	67,988
Henry Schein, Inc. (1)	6,398	447,092
Hill-Rom Holdings, Inc.	2,542	214,265
Hologic, Inc. (1)	6,425	274,669
Humana, Inc.	83,338	20,673,658
IDEXX Laboratories, Inc. (1)	3,517	549,988
Illumina, Inc. (1)	68,395	14,943,624
Incyte Corp. (1)	7,023	665,148
Intercept Pharmaceuticals, Inc. (1)	640	37,389
Intrexon Corp. (1)	1,858	21,404
Intuitive Surgical, Inc. (1)	4,510	1,645,879
Ionis Pharmaceuticals, Inc. (1)	5,006	251,802
IQVIA Holdings, Inc. (1)	4,239	414,998
Johnson & Johnson	362,762	50,685,107

LifePoint Health, Inc. (1)	207	10,309
McKesson Corp.	855	133,337
Medtronic Plc	478,982	38,677,797
Merck & Co., Inc.	6,125	344,654
Mettler-Toledo International, Inc. (1)	1,018	630,671
Neurocrine Biosciences, Inc. (1)	3,544	274,979
Novo Nordisk A/S - ADR	1,199,489	64,376,575
OPKO Health, Inc. (1)	1,406	6,889
Patterson Companies, Inc.	296	10,694
PerkinElmer, Inc.	756	55,279
Pfizer, Inc.	1,554,645	56,309,242
Premier, Inc. (1)	553	16,142
QIAGEN NV - NASDAQ Listed	2,969	91,831
Regeneron Pharmaceuticals, Inc. (1)	169,901	63,875,980
ResMed, Inc.	5,676	480,700
Seattle Genetics, Inc. (1)	3,895	208,383
Stryker Corp.	13,787	2,134,779
Teleflex, Inc.	321	79,871
TESARO, Inc. (1)	1,531	126,874
The Cooper Companies, Inc.	1,518	330,742
Thermo Fisher Scientific, Inc.	87,901	16,690,642
UnitedHealth Group, Inc.	450,769	99,376,534
Varian Medical Systems, Inc. (1)	3,706	411,922
Veeva Systems, Inc. (1)	4,389	242,624
Vertex Pharmaceuticals, Inc. (1)	98,111	14,702,914
Waters Corp. (1)	3,059	590,968
WellCare Health Plans, Inc. (1)	1,656	333,038
West Pharmaceutical Services, Inc.	3,007	296,701
Zoetis, Inc.	266,904	19,227,764

		653,597,924

Industrials - 7.52%
3M Co.	23,517	5,535,196
A.O. Smith Corp.	5,853	358,672
Acuity Brands, Inc.	1,143	201,168
Air Lease Corp.	238	11,445
Alaska Air Group, Inc.	4,015	295,143
Allegion Plc	3,857	306,863
Allison Transmission Holdings, Inc.	5,083	218,925
American Airlines Group, Inc.	7,549	392,774
AMETEK, Inc.	1,618	117,256
Armstrong World Industries, Inc. (1)	1,701	102,996
Boeing Co.	126,747	37,378,958
BWX Technologies, Inc.	3,778	228,531
C.H. Robinson Worldwide, Inc.	5,613	500,062
Caterpillar, Inc.	55,361	8,723,786
Cintas Corp.	3,456	538,548
Clean Harbors, Inc. (1)	1,623	87,967
Copa Holdings SA	70	9,384
Copart, Inc. (1)	8,029	346,773
CSX Corp.	31,043	1,707,675
Cummins, Inc.	2,080	367,411
Deere & Co.	84,979	13,300,063
Donaldson Co., Inc.	4,919	240,785
Dover Corp.	619	62,513
Dun & Bradstreet Corp.	557	65,954
Eaton Corp. Plc	291,015	22,993,095
Emerson Electric Co.	3,712	258,689
Equifax, Inc.	4,801	566,134
Expeditors International of Washington, Inc.	5,175	334,771
Fastenal Co.	11,625	635,771
FedEx Corp.	10,023	2,501,139
Fortive Corp.	11,187	809,379
Fortune Brands Home & Security, Inc.	5,824	398,595
Gardner Denver Holdings, Inc. (1)	2,645	89,745
General Dynamics Corp.	4,282	871,173
General Electric Co.	749,853	13,084,935
Graco, Inc.	6,762	305,778
Harris Corp.	1,310	185,561
HD Supply Holdings, Inc. (1)	7,604	304,388
Heico Corp.	931	87,840
Heico Corp. - Class A	1,910	150,985
Hexcel Corp.	2,472	152,893
Honeywell International, Inc.	253,132	38,820,324
Hubbell, Inc.	1,425	192,860
Huntington Ingalls Industries, Inc.	1,507	355,200
IDEX Corp.	2,873	379,150
IHS Markit Ltd. (1)	8,868	400,390
Illinois Tool Works, Inc.	12,360	2,062,266
Ingersoll-Rand Plc	5,212	464,858
J.B. Hunt Transportation Services, Inc.	503,238	57,862,305
Johnson Controls International Plc	573,340	21,849,987
KAR Auction Services, Inc.	5,523	278,967
Landstar System, Inc.	1,788	186,131
Lennox International, Inc.	1,445	300,936
Lincoln Electric Holdings, Inc.	2,397	219,517
Lockheed Martin Corp.	9,149	2,937,286
Masco Corp.	8,417	369,843
MSC Industrial Direct Co., Inc.	685	66,212
Nordson Corp.	2,319	339,502
Northrop Grumman Corp.	6,554	2,011,488
Old Dominion Freight Line, Inc.	1,592	209,428
Parker-Hannifin Corp.	122,691	24,486,670
Quanta Services, Inc. (1)(1)	1,587	62,068
Raytheon Co.	144,130	27,074,821
Robert Half International, Inc.	4,978	276,478
Rockwell Automation, Inc.	52,668	10,341,362
Rockwell Collins, Inc.	6,539	886,819
Rollins, Inc.	3,900	181,467
Roper Technologies, Inc.	3,822	989,898
Sensata Technologies Holding NV (1)	3,607	184,354
Snap-on, Inc.	281	48,978
Southwest Airlines Co.	22,387	1,465,229
Stanley Black & Decker, Inc.	592	100,456
The Middleby Corp. (1)	2,236	301,748
The Toro Co.	4,304	280,750
TransDigm Group, Inc.	1,968	540,452
TransUnion (1)	6,412	352,404
Union Pacific Corp.	28,966	3,884,341
United Parcel Service, Inc.	250,673	29,867,688
United Rentals, Inc. (1)	3,413	586,729
United Technologies Corp.	349,565	44,594,007
Univar, Inc. (1)	4,012	124,212
Verisk Analytics, Inc. (1)	6,173	592,608
W.W. Grainger, Inc.	1,980	467,775
WABCO Holdings, Inc. (1)	2,072	297,332
Wabtec Corp.	1,144	93,156
Waste Management, Inc.	14,683	1,267,143
Watsco, Inc.	1,185	201,497
Welbilt, Inc. (1)	4,919	115,646
XPO Logistics, Inc. (1)	3,484	319,100
Xylem, Inc.	3,775	257,455

		394,379,012

Information Technology - 34.49%
Accenture Plc	25,149	3,850,060
Activision Blizzard, Inc.	300,326	19,016,642
Adobe Systems, Inc. (1)	185,179	32,450,768
Advanced Micro Devices, Inc. (1)	34,249	352,080
Alibaba Group Holding Ltd. - ADR (1)	271,137	46,752,153
Alliance Data Systems Corp.	235,371	59,661,841
Alphabet, Inc. - Class A (1)	114,401	120,510,013
Alphabet, Inc. - Class C (1)	96,989	101,489,290
Amphenol Corp.	12,021	1,055,444
Analog Devices, Inc.	14,744	1,312,658
ANSYS, Inc. (1)	3,430	506,234
Apple, Inc.	961,646	162,739,353
Applied Materials, Inc.	43,323	2,214,672
Arista Networks, Inc. (1)	2,128	501,314
Atlassian Corporation Plc (1)	3,715	169,107
Autodesk, Inc. (1)	608,371	63,775,532
Automatic Data Processing, Inc.	407,585	47,764,886
Black Knight, Inc. (1)	4,522	199,646
Booz Allen Hamilton Holding Corp.	5,588	213,070
Broadcom Ltd.	96,451	24,778,262

Broadridge Financial Solutions, Inc.	4,696	425,364
Cadence Design Systems, Inc. (1)	11,140	465,875
Cavium, Inc. (1)	2,682	224,832
CDK Global, Inc.	5,211	371,440
CDW Corp.	6,059	421,040
Cisco Systems, Inc.	812,905	31,134,262
Citrix Systems, Inc. (1)	6,126	539,088
Cognex Corp.	6,674	408,182
Cognizant Technology Solutions - Class A	23,610	1,676,782
Coherent, Inc. (1)	983	277,422
CommScope Holding Co., Inc. (1)	3,747	141,749
CoreLogic, Inc. (1)	1,830	84,564
Corning, Inc.	1,861	59,533
CoStar Group, Inc. (1)	1,415	420,184
CSRA, Inc.	6,637	198,579
Cypress Semiconductor Corp.	562,155	8,567,242
Dell Technologies Inc - VMware, Inc. (1)	8,237	669,503
DST Systems, Inc.	249	15,455
DXC Technology Co.	341,112	32,371,529
eBay, Inc. (1)	893,410	33,717,293
Electronic Arts, Inc. (1)	12,193	1,280,997
Euronet Worldwide, Inc. (1)	2,070	174,439
F5 Networks, Inc. (1)	2,602	341,434
Facebook, Inc. (1)	909,186	160,434,962
FactSet Research Systems, Inc.	1,559	300,513
Fidelity National Information Services, Inc.	7,547	710,097
First Data Corp. (1)	19,279	322,152
Fiserv, Inc. (1)	8,523	1,117,621
FleetCor Technologies, Inc. (1)	388,769	74,810,819
FLIR Systems, Inc.	3,033	141,398
Fortinet, Inc. (1)	5,955	260,174
Gartner, Inc. (1)	3,542	436,197
Genpact Ltd.	6,065	192,503
Global Payments, Inc.	6,127	614,171
GoDaddy, Inc. (1)	5,129	257,886
Guidewire Software, Inc. (1)	1,217	90,374
Intel Corp.	465,755	21,499,251
InterActiveCorp (1)	2,824	345,319
International Business Machines Corp.	23,598	3,620,405
Intuit, Inc.	9,867	1,556,815
IPG Photonics Corp. (1)	1,444	309,204
Jack Henry & Associates, Inc.	3,089	361,289
KLA-Tencor Corp.	6,323	664,358
Lam Research Corp.	6,556	1,206,763
LogMeIn, Inc.	1,327	151,942
Manhattan Associates, Inc. (1)	2,867	142,031
Mastercard, Inc.	168,579	25,516,117
Match Group, Inc. (1)	1,273	39,858
Maxim Integrated Products, Inc.	11,405	596,253
Microchip Technology, Inc.	9,186	807,266
Micron Technology, Inc. (1)	33,468	1,376,204
Microsemi Corp. (1)	3,894	201,125
Microsoft Corp.	1,617,819	138,388,237
Motorola Solutions, Inc.	413,043	37,314,305
National Instruments Corp.	3,422	142,458
NCR Corp. (1)	4,936	167,775
NetApp, Inc.	9,374	518,570
NVIDIA Corp.	130,384	25,229,304
NXP Semiconductors NV (1)	7,817	915,293
ON Semiconductor Corp. (1)	15,946	333,909
Oracle Corp.	9,651	456,299
Palo Alto Networks, Inc. (1)	81,142	11,760,722
Pandora Media, Inc. (1)	10,071	48,542
Paychex, Inc.	12,936	880,683
PayPal Holdings, Inc. (1)	322,985	23,778,156
PTC, Inc. (1)	4,631	281,426
Qorvo, Inc. (1)	2,693	179,354
Red Hat, Inc. (1)	660,341	79,306,954
Sabre Corp.	6,322	129,601
Salesforce.com, Inc. (1)	1,042,507	106,575,491
SAP SE - ADR	476,613	53,552,237
ServiceNow, Inc. (1)	6,763	881,828
Skyworks Solutions, Inc.	84,516	8,024,794
Splunk, Inc. (1)	117,333	9,719,866
Square, Inc. (1)	9,783	339,177
SS&C Technologies Holdings, Inc.	6,447	260,975
Switch, Inc.	1,118	20,336
Symantec Corp.	24,637	691,314
Synopsys, Inc. (1)	460	39,210
Tableau Software, Inc. (1)	2,617	181,096
Take-Two Interactive Software, Inc. (1)	4,531	497,413
Tencent Holdings Ltd. - ADR	770,987	40,029,645
Teradyne, Inc.	7,483	313,313
Texas Instruments, Inc.	40,521	4,232,013
The Western Union Co.	19,109	363,262
Total System Services, Inc.	7,312	578,306
Trimble, Inc. (1)	8,119	329,956
Twitter, Inc. (1)	1,542	37,023
Tyler Technologies, Inc. (1)	1,400	247,870
Ultimate Software Group, Inc. (1)	1,162	253,583
Universal Display Corp.	1,674	289,016
Vantiv, Inc. (1)	6,473	476,089
VeriSign, Inc. (1)	3,500	400,540
Versum Materials, Inc.	400	15,140
Visa, Inc.	1,226,844	139,884,753
VMware, Inc. (1)	2,876	360,420
Western Digital Corp.	1,724	137,110
WEX, Inc. (1)	1,289	182,045
Workday, Inc. (1)	175,848	17,890,776
Xilinx, Inc.	9,485	639,479
Zebra Technologies Corp. (1)	2,124	220,471
Zillow Group, Inc. - Class A (1)	1,598	65,103
Zillow Group, Inc. - Class C (1)	3,026	123,824

		1,809,067,942

Materials - 1.92%
Albemarle Corp.	870	111,264
AptarGroup, Inc.	527	45,470
Ardagh Group SA	374	7,891
Avery Dennison Corp.	3,387	389,031
Axalta Coating Systems Ltd. (1)	8,564	277,131
Ball Corp.	7,812	295,684
Berry Global Group, Inc. (1)	5,260	308,604
Celanese Corp.	3,327	356,255
Chemours Co.	7,444	372,647
Crown Holdings, Inc. (1)	3,726	209,588
DowDuPont, Inc.	45,117	3,213,233
Eagle Materials, Inc.	1,934	219,122
Ecolab, Inc.	548,820	73,640,668
FMC Corp.	5,390	510,217
Freeport-McMoRan, Inc. (1)	10,939	207,404
Graphic Packaging Holding Co.	8,783	135,697
Huntsman Corp.	4,033	134,259
International Flavors & Fragrances, Inc.	3,169	483,621
International Paper Co.	15,129	876,574
Lyondellbasell Industries NV	5,728	631,913
Martin Marietta Materials, Inc.	2,296	507,508
Monsanto Co.	17,768	2,074,947
NewMarket Corp.	297	118,025
Owens-Illinois, Inc. (1)	5,325	118,055
Packaging Corporation of America	3,774	454,956
Platform Specialty Products Corp. (1)	3,584	35,553
PPG Industries, Inc.	85,980	10,044,184
Praxair, Inc.	10,167	1,572,632
Royal Gold, Inc.	1,061	87,129
RPM International, Inc.	4,892	256,439
Scotts Miracle-Gro Co.	1,656	177,175
Sealed Air Corp.	3,877	191,136
Silgan Holdings, Inc.	2,676	78,648
Southern Copper Corp.	2,811	133,382
Steel Dynamics, Inc.	1,186	51,152
The Sherwin-Williams Co.	3,326	1,363,793
Vulcan Materials Co.	4,963	637,100
W.R. Grace & Co.	2,847	199,660
Westlake Chemical Corp.	746	79,471

		100,607,218

Real Estate - 1.30%
American Tower Corp.	17,095	2,438,944
Boston Properties, Inc.	983	127,819
CBRE Group, Inc. (1)	5,331	230,886
CoreSite Realty Corp.	1,418	161,510
Crown Castle International Corp.	16,260	1,805,023
CubeSmart	5,189	150,066
CyrusOne, Inc.	3,162	188,234
Digital Realty Trust, Inc.	6,343	722,468
Douglas Emmett, Inc.	5,166	212,116
Equinix, Inc.	124,235	56,305,787
Equity Lifestyle Properties, Inc.	3,262	290,383
Extra Space Storage, Inc.	4,219	368,951
Federal Realty Investment Trust	1,136	150,872
Gaming and Leisure Properties, Inc.	2,385	88,245
Hudson Pacific Properties, Inc.	548	18,769
Iron Mountain, Inc.	9,756	368,094
Lamar Advertising Co.	3,077	228,436
Outfront Media, Inc.	782	18,142
Public Storage	5,994	1,252,746
SBA Communications Corp. (1)	4,884	797,850
Simon Property Group, Inc.	11,409	1,959,382
Tanger Factory Outlet Centers, Inc.	258	6,840
Taubman Centers, Inc.	1,170	76,553

		67,968,116

Telecommunication Services - 1.22%
AT&T, Inc.	1,520,875	59,131,620
T-Mobile US, Inc. (1)	7,351	466,862
Verizon Communications, Inc.	82,821	4,383,716
Zayo Group Holdings, Inc. (1)	7,509	276,331

		64,258,529

Utilities - 0.00% (2)
NRG Energy, Inc.	2,462	70,118

Total Common Stocks (Cost $4,242,536,543)		$5,057,372,806

RIGHTS - 0.00%(2)
Consumer Staples - 0.00%(2)
Herbalife Ltd., expires 8/21/2019- CVR (1)(4)	93,853	$—

Total Rights (Cost $0)		$—

SHORT-TERM INVESTMENTS - 3.42%
Money Market Funds - 3.42%
Goldman Sachs Financial Square Government Fund - Class I, 1.19% (3)	89,495,210	$89,495,210
JPMorgan U.S. Government Money Market Fund - Class I, 1.17% (3)	89,666,960	89,666,960

Total Short-Term Investments (Cost $179,162,170)		$179,162,170

TOTAL INVESTMENTS IN SECURITIES - 99.84% (Cost $4,421,698,713)		$5,236,534,976
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%		8,379,173

TOTAL NET ASSETS - 100.00%		$5,244,914,149

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Right
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.15%
Consumer Discretionary - 11.83%
Adient Plc	4,513	$355,174
Advance Auto Parts, Inc.	2,529	252,116
Aramark	6,826	291,743
AutoNation, Inc. (1)	696,378	35,745,083
AutoZone, Inc. (1)	193	137,294
Bed Bath & Beyond, Inc.	6,642	146,058
Best Buy, Inc.	12,436	851,493
Borgwarner, Inc.	9,111	465,481
Brunswick Corp.	871	48,097
Burlington Stores, Inc. (1)	1,374	169,043
CalAtlantic Group, Inc.	3,907	220,316
Carnival Corp.	322,692	21,417,068
CBS Corp.	429,244	25,325,396
Charter Communications, Inc. (1)	3,036	1,019,975
Cinemark Holdings, Inc.	5,129	178,592
Comcast Corp. - Class A	883,412	35,380,651
D. R. Horton, Inc.	7,355	375,620
Dick’s Sporting Goods, Inc.	746	21,440
Discovery Communications, Inc. - Class A (1)	7,422	166,104
Discovery Communications, Inc. - Class C (1)	9,634	203,952
DISH Network Corp. (1)	2,313	110,446
Dollar General Corp.	422,349	39,282,680
Dollar Tree, Inc. (1)	622	66,747
Extended Stay America, Inc.	3,804	72,276
Foot Locker, Inc.	5,594	262,247
Ford Motor Co.	190,836	2,383,542
GameStop Corp.	5,094	91,437
Gap, Inc.	11,034	375,818
Garmin Ltd.	5,759	343,064
General Motors Co.	63,040	2,584,010
Gentex Corp.	4,847	101,545
Genuine Parts Co.	4,331	411,488
Goodyear Tire & Rubber Co.	11,821	381,936
Graham Holdings Co.	197	109,995
H&R Block, Inc.	8,247	216,236
Hanesbrands, Inc.	798,400	16,694,544
Harley-Davidson, Inc.	2,276	115,803
Hasbro, Inc.	1,387	126,064
Hilton Worldwide Holdings, Inc.	1,184	94,554
Hyatt Hotels Corp. (1)	2,124	156,199
International Game Technology Plc	5,275	139,840
Interpublic Group of Companies, Inc.	3,115	62,798
John Wiley & Sons, Inc.	2,149	141,297
Kohl’s Corp.	8,042	436,118
L Brands, Inc.	9,984	601,236
Lear Corp.	553	97,693
Leggett & Platt, Inc.	1,338	63,863
Lennar Corp. - Class A	10,126	640,368
Lennar Corp. - Class B	824	42,584
Liberty Broadband Corp. - Class A (1)	1,171	99,594
Liberty Broadband Corp. - Class C (1)	5,059	430,824
Liberty Expedia Holdings, Inc. (1)	293,814	13,024,775
Liberty Interactive Corp. (1)	1,645,405	40,180,790
Liberty Media Group LLC - Class A (1)	1,017	33,276
Liberty Media Group LLC - Class C (1)	9,131	311,915
Liberty SiriusXM Group - Class A (1)	4,315	171,133
Liberty SiriusXM Group - Class C (1)	8,626	342,107
Liberty Ventures (1)	268,621	14,570,003
Lions Gate Entertainment Corp. - Class A (1)	891	30,108
Lions Gate Entertainment Corp. - Class B (1)	1,879	59,624
LKQ Corp. (1)	12,547	510,286
Lowes Companies, Inc.	405,200	37,659,288
Macy’s, Inc.	14,643	368,857
Mattel, Inc.	13,651	209,952
McDonald’s Corp.	212,542	36,582,729
MGM Resorts International	22,228	742,193
Michael Kors Holdings Ltd. (1)	6,488	408,420
Michelin	344,772	49,321,311
Mohawk Industries, Inc. (1)	2,928	807,835
Morningstar, Inc.	64	6,206
Murphy USA, Inc. (1)	1,579	126,888
Newell Brands, Inc.	380,494	11,757,265
News Corp. - Class A	1,817,185	29,456,569
News Corp. - Class B	5,823	96,662
Nike, Inc.	1,140,992	71,369,050
Norwegian Cruise Line Holdings Ltd. (1)	453,011	24,122,836
Penske Automotive Group, Inc.	1,750	83,737
Pulte Group, Inc.	9,415	313,049
PVH Corp.	3,738	512,891
Ralph Lauren Corp.	2,618	271,460
Regal Entertainment Group	3,725	85,712
Royal Caribbean Cruises Ltd.	207,695	24,773,860
Sally Beauty Holdings, Inc. (1)	3,699	69,393
Scripps Networks Interactive, Inc.	1,877	160,258
SeaWorld Entertainment, Inc. (1)	365,700	4,962,549
Signet Jewelers Ltd.	2,898	163,882
Sirius XM Holdings, Inc.	3,157	16,922
Skechers USA, Inc. (1)	3,563	134,824
Starbucks Corp.	481,416	27,647,721
Tapestry, Inc.	11,347	501,878
Target Corp.	27,174	1,773,103
TEGNA, Inc.	10,197	143,574
Tempur Sealy International, Inc. (1)	1,374	86,136
The Madison Square Garden Co. (1)	802	169,102
The Michaels Companies, Inc. (1)	1,306	31,592
Tiffany & Co.	5,170	537,421
Time Warner, Inc.	38,025	3,478,147
TJX Companies, Inc.	607,661	46,461,760
Toll Brothers, Inc.	3,771	181,083
Tribune Media Co.	3,847	163,382
TripAdvisor, Inc. (1)	2,627	90,526
Twenty-First Century Fox, Inc. - Class A	1,122,467	38,758,786
Twenty-First Century Fox, Inc. - Class B	20,918	713,722
Under Armour, Inc. - Class A (1)	2,049	29,567
Under Armour, Inc. - Class C (1)	2,080	27,706
Urban Outfitters, Inc. (1)	3,842	134,701
VF Corp.	389,620	28,831,880
Viacom, Inc. - Class A	447	15,600
Viacom, Inc. - Class B	17,094	526,666
Walt Disney Co.	272,847	29,333,781
Whirlpool Corp.	3,136	528,855
Williams-Sonoma, Inc.	3,336	172,471
Yum China Holdings, Inc.	2,342	93,727

		733,759,044

Consumer Staples - 7.43%
Altria Group, Inc.	372,100	26,571,661
Archer-Daniels-Midland Co.	27,111	1,086,609
Brown Forman Corp. - Class A	78	5,245
Brown Forman Corp. - Class B	437	30,009
Bunge Ltd.	6,764	453,729
Campbell Soup Co.	3,008	144,715
Casey’s General Stores, Inc.	1,868	209,104
Clorox Co.	889	132,230
Coca Cola Co.	1,052,358	48,282,185
Coca-Cola European Partners Plc	707,800	28,205,830
Colgate Palmolive Co.	658,982	49,720,192
Conagra Brands, Inc.	18,841	709,740
Costco Wholesale Corp.	268,607	49,993,135
Coty, Inc.	22,738	452,259
CVS Health Corp.	590,418	42,805,305
Diageo Plc - ADR	321,331	46,923,966
Edgewell Personal Care Co. (1)	2,754	163,560
Flowers Foods, Inc.	8,511	164,347
General Mills, Inc.	7,929	470,110
Hormel Foods Corp.	12,983	472,451
Ingredion, Inc.	3,452	482,590
Kellogg Co.	953	64,785
Kimberly-Clark Corp.	2,560	308,890
Kraft Heinz Co.	29,614	2,302,785
Kroger Co.	19,912	546,584
Lamb Weston Holdings, Inc.	5,448	307,540
Molson Coors Brewing Co.	8,377	687,500
Mondelez International, Inc.	71,828	3,074,238
Nu Skin Enterprises, Inc.	1,877	128,068
PepsiCo, Inc.	399,505	47,908,640
Philip Morris International, Inc.	319,232	33,726,861
Pilgrim’s Pride Corp. (1)	237	7,361
Pinnacle Foods, Inc.	5,667	337,017
Post Holdings, Inc. (1)	3,144	249,099
Procter & Gamble Co.	369,460	33,945,985
Rite Aid Corp. (1)	30,112	59,321

Seaboard Corp.	11	48,510
The Hain Celestial Group, Inc. (1)	5,024	212,967
The Hershey Co.	699	79,344
The J. M. Smucker Co.	5,310	659,714
TreeHouse Foods, Inc. (1)	1,751	86,604
Tyson Foods, Inc.	13,930	1,129,305
US Foods Holding Corp. (1)	9,736	310,870
Walgreens Boots Alliance, Inc.	415,997	30,209,702
Wal-Mart Stores, Inc.	70,455	6,957,431

		460,828,093

Energy - 9.82%
Anadarko Petroleum Corp.	27,227	1,460,456
Andeavor	7,889	902,028
Antero Resources Corp. (1)	5,510	104,690
Apache Corp.	679,955	28,707,700
Baker Hughes a GE Co.	21,214	671,211
BP Plc - ADR	844,500	35,494,335
Cabot Oil & Gas Corp.	6,545	187,187
Centennial Resource Development, Inc. (1)	6,404	126,799
Cheniere Energy, Inc. (1)	3,359	180,849
Chesapeake Energy Corp. (1)	40,725	161,271
Chevron Corp.	339,479	42,499,376
Cimarex Energy Co.	263	32,089
CNX Resources Corp. (1)	10,963	160,389
Concho Resources, Inc. (1)	7,373	1,107,572
ConocoPhillips	642,437	35,263,367
CONSOL Energy, Inc. (1)	1,262	49,852
Continental Resources, Inc. (1)	2,461	130,359
Devon Energy Corp.	1,547,711	64,075,235
Diamondback Energy, Inc. (1)	3,664	462,580
Energen Corp. (1)	4,670	268,852
EOG Resources, Inc.	341,558	36,857,524
EQT Corp.	10,478	596,408
Extraction Oil & Gas, Inc. (1)	5,803	83,041
Exxon Mobil Corp.	645,398	53,981,089
Fairmount Santrol Holdings, Inc. (1)	1,581,000	8,268,630
Gulfport Energy Corp. (1)	6,982	89,090
Halliburton Co.	13,528	661,113
Helmerich & Payne, Inc.	5,113	330,504
Hess Corp.	1,657,959	78,703,314
HollyFrontier Corp.	8,644	442,746
Kinder Morgan, Inc.	95,352	1,723,011
Kosmos Energy Ltd. (1)	2,313,571	15,847,961
Marathon Oil Corp.	40,879	692,081
Marathon Petroleum Corp.	23,908	1,577,450
Murphy Oil Corp.	7,746	240,513
Nabors Industries Ltd.	14,869	101,555
National Oilwell Varco, Inc.	18,332	660,319
Noble Energy, Inc.	23,189	675,727
Occidental Petroleum Corp.	1,102,786	81,231,217
Oceaneering International, Inc.	4,467	94,432
Parsley Energy, Inc. (1)	3,673	108,133
Patterson-UTI Energy, Inc.	9,997	230,031
PBF Energy, Inc.	5,307	188,133
Phillips 66	378,925	38,328,264
Pioneer Natural Resources Co.	8,441	1,459,027
QEP Resources, Inc. (1)	12,004	114,878
Range Resources Corp.	10,699	182,525
RPC, Inc.	191	4,876
RSP Permian, Inc. (1)	3,065	124,684
Schlumberger Ltd.	720,066	48,525,248
SM Energy Co.	5,186	114,507
Southwestern Energy Co. (1)	24,966	139,310
Targa Resources Corp.	10,319	499,646
The Williams Companies, Inc.	35,377	1,078,645
Transocean Ltd. (1)	19,294	206,060
Valero Energy Corp.	21,288	1,956,580
Vermilion Energy, Inc.	558,500	20,284,720
Weatherford International Plc (1)	42,581	177,563
Whiting Petroleum Corp. (1)	4,352	115,241
World Fuel Services Corp.	3,033	85,349
WPX Energy, Inc. (1)	19,008	267,443

		609,094,785

Financials - 20.55%
Affiliated Managers Group, Inc.	2,669	547,812
Aflac, Inc.	18,950	1,663,431
AGNC Investment Corp.	1,000,802	20,206,192
Alleghany Corp. (1)	58,135	34,653,692
Allstate Corp.	13,028	1,364,162
Ally Financial, Inc.	22,709	662,194
American Express Co.	810,767	80,517,271
American Financial Group, Inc.	3,381	366,974
American International Group, Inc.	334,449	19,926,471
American National Insurance Co.	340	43,605
Ameriprise Financial, Inc.	744	126,086
Annaly Capital Management, Inc.	54,849	652,155
Arch Capital Group Ltd. (1)	5,172	469,462
Arthur J. Gallagher & Co.	2,821	178,513
Aspen Insurance Holdings Ltd.	1,967	79,860
Associated Banc Corp.	7,145	181,483
Assurant, Inc.	2,014	203,092
Assured Guaranty Ltd.	5,466	185,133
Athene Holding Ltd. (1)	5,243	271,116
Axis Capital Holdings Ltd.	3,745	188,224
Bank of America Corp.	2,175,119	64,209,513
Bank of Hawaii Corp.	2,120	181,684
Bank of New York Mellon Corp.	48,366	2,604,993
Bank of the Ozarks, Inc.	3,144	152,327
BankUnited, Inc.	4,969	202,338
BB&T Corp.	38,768	1,927,545
Berkshire Hathaway, Inc. (1)	585,082	115,974,954
BGC Partners, Inc.	8,597	129,901
BlackRock, Inc.	81,388	41,809,829
BOK Financial Corp.	1,181	109,030
Brighthouse Financial, Inc. (1)	4,066	238,430
Brown & Brown, Inc.	5,599	288,125
Capital One Financial Corp.	280,196	27,901,918
Charles Schwab Corp.	11,729	602,519
Chimera Investment Corp.	9,169	169,443
Chubb Ltd.	641,215	93,700,748
Cincinnati Financial Corp.	7,395	554,403
CIT Group, Inc.	6,340	312,118
Citigroup, Inc.	1,619,786	120,528,276
Citizens Financial Group, Inc.	24,670	1,035,647
CME Group, Inc.	16,605	2,425,160
CNA Financial Corp.	1,338	70,981
Comerica, Inc.	8,350	724,863
Commerce Bancshares, Inc.	4,442	248,041
Credit Acceptance Corp. (1)	44	14,233
Cullen/Frost Bankers, Inc.	2,727	258,111
Discover Financial Services	17,832	1,371,637
E*TRADE Financial Corp. (1)	608,466	30,161,660
East West Bancorp, Inc.	6,467	393,388
Erie Indemnity Co.	318	38,745
Everest Re Group Ltd.	2,122	469,514
F.N.B. Corp.	15,345	212,068
Federated Investors, Inc.	2,890	104,271
Fifth Third Bancorp	34,047	1,032,986
First American Financial Corp.	5,166	289,503
First Hawaiian, Inc.	2,615	76,306
First Horizon National Corp.	13,829	276,442
First Republic Bank	1,522	131,866
FNF Group	483,964	18,990,747
Franklin Resources, Inc.	16,206	702,206
Hanover Insurance Group, Inc.	2,016	217,889
Harford Financial Services Group, Inc.	17,871	1,005,780
Huntington Bancshares, Inc.	52,243	760,658
Interactive Brokers Group, Inc.	3,328	197,051
Intercontinental Exchange, Inc.	15,119	1,066,797
Invesco Ltd.	17,487	638,975
JPMorgan Chase & Co.	581,769	62,214,377
KeyCorp	1,637,902	33,036,483
Lazard Ltd.	494	25,935
Legg Mason, Inc.	3,081	129,340
Leucadia National Corp.	12,080	319,999
Lincoln National Corp.	10,469	804,752
Loews Corp.	14,144	707,624
M&T Bank Corp.	7,056	1,206,505
Markel Corp. (1)	660	751,826
Marsh & McLennan Companies, Inc.	499,999	40,694,919
Mercury General Corp.	1,313	70,167
MetLife, Inc.	44,446	2,247,190
MFA Financial, Inc.	19,089	151,185
Morgan Stanley	63,245	3,318,465
Nasdaq OMX Group, Inc.	5,529	424,793
Navient Corp.	1,762,999	23,483,147
New Residential Investment Corp.	14,959	267,467
New York Community Bancorp, Inc.	1,917,003	24,959,379
Northern Trust Corp.	10,522	1,051,043

Old Republic International Corp.	11,717	250,509
OneMain Holdings, Inc. (1)	3,238	84,156
PacWest Bancorp	6,135	309,204
People’s United Financial, Inc.	15,969	298,620
Pinnacle Financial Partners, Inc.	2,313	153,352
PNC Financial Services Group, Inc.	564,121	81,397,019
Popular, Inc.	4,774	169,429
Principal Financial Group, Inc.	12,843	906,202
ProAssurance Corp.	2,464	140,818
Prosperity Bancshares, Inc.	3,152	220,861
Prudential Financial, Inc.	20,953	2,409,176
Raymond James Financial, Inc.	4,525	404,082
Regions Financial Corp.	58,458	1,010,154
Reinsurance Group of America, Inc.	3,050	475,586
RenaissanceRe Holdings Ltd.	1,850	232,342
Santander Consumer USA Holdings, Inc.	6,816	126,914
Signature Bank (1)	1,094	150,162
SLM Corp. (1)	3,528,080	39,867,304
Starwood Property Trust, Inc.	12,196	260,385
State Street Corp.	293,550	28,653,416
SunTrust Banks, Inc.	23,594	1,523,936
SVB Financial Group (1)	668	156,158
Synchrony Financial	842,040	32,511,164
Synovus Financial Corp.	5,665	271,580
T. Rowe Price Group, Inc.	9,758	1,023,907
TCF Financial Corp.	7,664	157,112
TD Ameritrade Holding Corp.	1,279	65,395
TFS Financial Corp.	2,652	39,621
The Goldman Sachs Group, Inc.	166,286	42,363,021
Torchmark Corp.	5,571	505,345
Travelers Companies, Inc.	13,570	1,840,635
Two Harbors Investment Corp.	8,541	138,877
U.S. Bancorp	76,228	4,084,296
Unum Group	10,839	594,953
Validus Holdings Ltd.	3,813	178,906
Voya Financial, Inc.	8,175	404,417
W.R. Berkley Corp.	4,708	337,328
Webster Financial Corp.	4,429	248,733
Wells Fargo & Co.	1,348,882	81,836,671
Western Alliance Bancorp (1)	2,049	116,014
White Mountains Insurance Group Ltd.	182	154,933
Willis Towers Watson Plc	200,624	30,232,031
XL Group Ltd.	701,808	24,675,569
Zions Bancorp	9,556	485,731

		1,274,331,167

Healthcare - 12.68%
Abbott Laboratories	82,675	4,718,262
Acadia Healthcare Co., Inc. (1)	3,847	125,528
Aetna, Inc.	10,658	1,922,597
Agilent Technologies, Inc.	12,327	825,539
Agios Pharmaceuticals, Inc. (1)	128	7,318
Akorn, Inc. (1)	188	6,059
Alexion Pharmaceuticals, Inc. (1)	1,975	236,190
Allergan Plc	243,881	39,894,054
Alnylam Pharmaceuticals, Inc. (1)	569	72,291
Amgen, Inc.	208,907	36,328,927
Anthem, Inc.	195,410	43,969,204
Baxter International, Inc.	22,109	1,429,126
Biogen, Inc. (1)	621	197,832
Bio-Rad Laboratories, Inc. (1)	1,026	244,875
Bristol Myers Squibb Co.	40,860	2,503,901
Brookdale Senior Living, Inc. (1)	9,021	87,504
Bruker Corp.	3,180	109,138
Cardinal Health, Inc.	1,325,041	81,185,262
Centene Corp. (1)	7,182	724,520
Cigna Corp.	160,127	32,520,192
Danaher Corp.	225,487	20,929,703
DaVita, Inc. (1)	7,561	546,282
Dentsply Sirona, Inc.	11,475	755,399
Endo International Plc (1)	10,316	79,949
Envision Healthcare Corp. (1)	5,752	198,789
Express Scripts Holding Co. (1)	949,505	70,871,053
Gilead Sciences, Inc.	18,150	1,300,266
HCA Healthcare, Inc. (1)	13,030	1,144,555
Hill-Rom Holdings, Inc.	154	12,981
Hologic, Inc. (1)	5,845	249,874
Humana, Inc.	407	100,965
Intrexon Corp. (1)	593	6,831
IQVIA Holdings, Inc. (1)	2,643	258,750
Johnson & Johnson	502,566	70,218,522
Juno Therapeutics, Inc. (1)	3,201	146,318
Laboratory Corp. of America Holdings (1)	4,930	786,384
LifePoint Health, Inc. (1)	1,542	76,792
Mallinckrodt Plc (1)	4,402	99,309
McKesson Corp.	213,632	33,315,910
MEDNAX, Inc. (1)	4,330	231,395
Medtronic Plc	1,301,469	105,093,622
Merck & Co., Inc.	1,256,185	70,685,530
Mylan (1)	26,167	1,107,126
OPKO Health, Inc. (1)	14,190	69,531
Patterson Companies, Inc.	3,692	133,392
PerkinElmer, Inc.	4,264	311,784
Perrigo Co. Plc	6,354	553,815
Pfizer, Inc.	1,172,065	42,452,194
Premier, Inc. (1)	1,928	56,278
QIAGEN NV - NASDAQ Listed	7,353	227,428
Quest Diagnostics, Inc.	6,991	688,544
Sanofi - ADR	360,300	15,492,900
STERIS Plc	4,021	351,717
Teleflex, Inc.	1,809	450,115
Teva Pharmaceutical Industries Ltd. - ADR	767,300	14,540,335
The Cooper Companies, Inc.	542	118,091
Thermo Fisher Scientific, Inc.	10,706	2,032,855
United Therapeutics Corp. (1)	2,077	307,292
UnitedHealth Group, Inc.	369,117	81,375,534
Universal Health Services, Inc.	4,068	461,108
WellCare Health Plans, Inc. (1)	170	34,189
Zimmer Holdings, Inc.	10,119	1,221,060

		786,202,786

Industrials - 11.87%
Acuity Brands, Inc.	628	110,528
AECOM (1)	7,335	272,495
AGCO Corp.	3,143	224,504
Air Lease Corp.	1,549,970	74,538,057
Alaska Air Group, Inc.	952	69,982
AMERCO	67,241	25,411,046
American Airlines Group, Inc.	11,921	620,250
AMETEK, Inc.	9,128	661,506
Arconic, Inc.	20,536	559,606
Canadian National Railway Co.	624,878	51,552,435
Carlisle Companies, Inc.	2,957	336,063
Caterpillar, Inc.	2,564	404,035
Clean Harbors, Inc. (1)	638	34,580
Colfax Corp. (1)	4,248	168,306
Copa Holdings SA	1,413	189,427
Crane Co.	2,386	212,879
CSX Corp.	4,233	232,857
Cummins, Inc.	5,337	942,728
Delta Air Lines, Inc.	32,273	1,807,288
Donaldson Co., Inc.	540	26,433
Dover Corp.	6,644	670,978
Dun & Bradstreet Corp.	1,023	121,133
Eaton Corp. Plc	21,962	1,735,218
Emerson Electric Co.	26,922	1,876,194
Expeditors International of Washington, Inc.	2,572	166,383
Flowserve Corp.	6,413	270,180
Fluor Corp.	6,762	349,257
Fortive Corp.	1,379	99,771
Fortune Brands Home & Security, Inc.	436	29,840
General Dynamics Corp.	248,847	50,627,922
General Electric Co.	1,995,932	34,829,013
Genesee & Wyoming, Inc. (1)	2,846	224,066
Harris Corp.	4,259	603,287
Hexcel Corp.	1,450	89,682
Honeywell International, Inc.	284,673	43,657,451
Hubbell, Inc.	926	125,325
Huntington Ingalls Industries, Inc.	342	80,609
IDEX Corp.	269	35,500
IHS Markit Ltd. (1)	7,969	359,800
Ingersoll-Rand Plc	5,945	530,235
ITT, Inc.	4,175	222,820
Jacobs Engineering Group, Inc.	304,193	20,064,570
JetBlue Airways Corp. (1)	15,363	343,209
Johnson Controls International Plc	803,240	30,611,463
Kansas City Southern	5,014	527,573
Kirby Corp. (1)	2,651	177,087
L3 Technologies, Inc.	3,945	780,518
Lennox International, Inc.	156	32,489
Lockheed Martin Corp.	144,903	46,521,108

Macquarie Infrastructure Corp.	3,799	243,896
ManpowerGroup, Inc.	3,195	402,921
Masco Corp.	5,300	232,882
MSC Industrial Direct Co., Inc.	1,303	125,948
Nielsen Holdings Plc	456,294	16,609,102
Norfolk Southern Corp.	14,155	2,051,060
Northrop Grumman Corp.	119,716	36,742,038
Old Dominion Freight Line, Inc.	1,136	149,441
Orbital ATK, Inc.	3,033	398,840
Oshkosh Corp.	3,584	325,750
Owens Corning	350,833	32,255,586
PACCAR, Inc.	17,008	1,208,929
Parker-Hannifin Corp.	867	173,036
Pentair Plc	7,973	563,053
Pitney Bowes, Inc.	8,491	94,929
Quanta Services, Inc. (1)	5,397	211,077
Raytheon Co.	9,074	1,704,551
Regal-Beloit Corp.	2,135	163,541
Republic Services, Inc.	11,691	790,429
Roper Technologies, Inc.	274	70,966
Ryder System, Inc.	2,507	211,014
Sensata Technologies Holding NV (1)	3,992	204,031
Snap-on, Inc.	2,390	416,577
Spirit AeroSystems Holdings, Inc.	407,977	35,595,993
Spirit Airlines, Inc. (1)	3,472	155,719
Stanley Black & Decker, Inc.	208,060	35,305,701
Stericycle, Inc. (1)	3,885	264,141
Teledyne Technologies, Inc. (1)	1,662	301,071
Terex Corp.	3,737	180,198
Textron, Inc.	12,826	725,823
The Timken Co.	3,332	163,768
Trinity Industries, Inc.	7,151	267,876
Union Pacific Corp.	392,600	52,647,660
United Continental Holdings, Inc. (1)	13,602	916,775
United Parcel Service, Inc.	427,259	50,907,910
United Technologies Corp.	532,355	67,912,527
USG Corp. (1)	4,077	157,209
Valmont Industries, Inc.	1,060	175,801
W.W. Grainger, Inc.	126	29,767
Wabtec Corp.	2,826	230,121
Waste Management, Inc.	3,719	320,950
WESCO International, Inc. (1)	2,270	154,701
XPO Logistics, Inc. (1)	1,434	131,340
Xylem, Inc.	4,065	277,233

		736,309,567

Information Technology - 11.89%
Accenture Plc	334,247	51,169,873
Akamai Technologies, Inc. (1)	7,935	516,092
Alphabet, Inc. - Class C (1)	56,023	58,622,467
Amdocs Ltd.	7,019	459,604
Apple, Inc.	328,880	55,656,362
ARRIS International Plc (1)	8,522	218,930
Arrow Electronics, Inc. (1)	4,262	342,707
Autodesk, Inc. (1)	1,781	186,702
Automatic Data Processing, Inc.	186,887	21,901,288
Avnet, Inc.	5,855	231,975
Black Knight, Inc. (1)	157,664	6,960,866
Booz Allen Hamilton Holding Corp.	235	8,961
Broadcom Ltd.	77,800	19,986,820
CA, Inc.	15,150	504,192
Cisco Systems, Inc.	1,146,133	43,896,894
Cognizant Technology Solutions - Class A	343,220	24,375,484
CommScope Holding Co., Inc. (1)	4,531	171,408
Conduent, Inc. (1)	9,170	148,187
CoreLogic, Inc. (1)	1,700	78,557
Corning, Inc.	40,155	1,284,558
Cypress Semiconductor Corp.	14,164	215,859
Dolby Laboratories, Inc.	2,643	163,866
DST Systems, Inc.	2,670	165,727
eBay, Inc. (1)	47,779	1,803,180
EchoStar Corp. (1)	2,218	132,858
Fidelity National Information Services, Inc.	6,821	641,788
FireEye, Inc. (1)	8,780	124,676
First Solar, Inc. (1)	4,189	282,841
FLIR Systems, Inc.	3,219	150,070
Guidewire Software, Inc. (1)	2,214	164,412
Hewlett Packard Enterprise Co.	2,003,400	28,768,824
HP, Inc.	82,121	1,725,362
Intel Corp.	231,184	10,671,453
International Business Machines Corp.	12,900	1,979,118
Jabil, Inc.	8,207	215,434
Juniper Networks, Inc.	17,945	511,433
Keysight Technologies, Inc. (1)	8,908	370,573
Leidos Holdings, Inc.	6,827	440,819
LogMeIn, Inc.	892	102,134
Marvell Technology Group Ltd.	19,374	415,960
Micro Focus International Plc - ADR (1)	563,073	18,913,622
Microchip Technology, Inc.	332,700	29,237,676
Micron Technology, Inc. (1)	12,838	527,899
Microsemi Corp. (1)	1,145	59,139
Microsoft Corp.	1,149,027	98,287,770
Motorola Solutions, Inc.	7,574	684,235
National Instruments Corp.	1,038	43,212
NetApp, Inc.	1,867	103,282
Nuance Communications, Inc. (1)	13,879	226,922
NXP Semiconductors NV (1)	7,162	838,599
ON Semiconductor Corp. (1)	961	20,123
Oracle Corp.	1,330,085	62,886,419
Qorvo, Inc. (1)	2,830	188,478
QUALCOMM, Inc.	632,623	40,500,524
Sabre Corp.	1,876	38,458
Samsung Electronic Co. Ltd.	20,246	48,102,700
SS&C Technologies Holdings, Inc.	633	25,624
Switch, Inc.	741	13,479
Synopsys, Inc. (1)	6,607	563,181
Teradata Corp. (1)	5,684	218,607
Teradyne, Inc.	548	22,945
Texas Instruments, Inc.	276,500	28,877,660
Trimble, Inc. (1)	2,513	102,128
Twitter, Inc. (1)	30,400	729,904
Versum Materials, Inc.	569,911	21,571,131
Visa, Inc.	413,037	47,094,479
Western Digital Corp.	12,505	994,523
WEX, Inc. (1)	422	59,599
Xerox Corp.	11,042	321,874
Xilinx, Inc.	553	37,283
Zillow Group, Inc. - Class A (1)	665	27,092
Zillow Group, Inc. - Class C (1)	1,718	70,301
Zynga, Inc. (1)	36,933	147,732

		737,304,914

Materials - 6.38%
Agrium, Inc.	462,330	53,167,950
Air Products & Chemicals, Inc.	217,554	35,696,260
Albemarle Corp.	4,333	554,147
Alcoa Corp. (1)	8,882	478,473
AptarGroup, Inc.	2,247	193,871
Ardagh Group SA	357	7,533
Ashland Global Holdings, Inc.	2,976	211,891
Avery Dennison Corp.	287	32,965
Ball Corp.	7,501	283,913
Bemis, Inc.	4,309	205,927
Cabot Corp.	2,931	180,520
Celanese Corp.	547,398	58,615,378
CF Industries Holdings, Inc.	11,353	482,957
Crown Holdings, Inc. (1)	1,919	107,944
Domtar Corp.	3,041	150,590
DowDuPont, Inc.	941,941	67,085,038
Eastman Chemical Co.	7,079	655,799
Ecolab, Inc.	234,462	31,460,111
Freeport-McMoRan, Inc. (1)	53,314	1,010,833
Graphic Packaging Holding Co.	4,721	72,940
Huntsman Corp.	5,048	168,048
International Paper Co.	1,920	111,245
Lyondellbasell Industries NV	877,895	96,849,376
Martin Marietta Materials, Inc.	308	68,080
NewMarket Corp.	13	5,166
Newmont Mining Corp.	26,181	982,311
Nucor Corp.	15,789	1,003,865
Olin Corp.	8,034	285,850
Owens-Illinois, Inc. (1)	1,449	32,124
Platform Specialty Products Corp. (1)	6,261	62,109
PPG Industries, Inc.	837	97,778
Praxair, Inc.	271,728	42,030,887
Reliance Steel & Aluminum Co.	3,374	289,456
Royal Gold, Inc.	1,966	161,448
RPM International, Inc.	453	23,746
Scotts Miracle-Gro Co.	217	23,217
Sealed Air Corp.	4,154	204,792
Sonoco Products Co.	4,635	246,304

Southern Copper Corp.	361	17,129
Steel Dynamics, Inc.	9,658	416,550
Tahoe Resources, Inc.	15,909	76,204
The Mosaic Co.	17,086	438,427
United States Steel Corp.	8,418	296,229
Valvoline, Inc.	9,711	243,358
Vulcan Materials Co.	450	57,767
Westlake Chemical Corp.	857	91,296
WestRock Co.	12,689	802,072

		395,739,874

Real Estate - 2.29%
Alexandria Real Estate Equities, Inc.	4,546	593,662
American Campus Communities, Inc.	6,700	274,901
American Homes 4 Rent	11,686	255,222
American Tower Corp.	290,556	41,453,625
Apartment Investment & Management Co.	7,686	335,955
Apple Hospitality REIT, Inc.	10,049	197,061
AvalonBay Communities, Inc.	6,866	1,224,963
Boston Properties, Inc.	6,603	858,588
Brandywine Realty Trust	8,185	148,885
Brixmor Property Group, Inc.	15,005	279,993
Camden Property Trust	4,405	405,524
CBRE Group, Inc. (1)	7,838	339,464
Colony NorthStar, Inc.	25,943	296,010
Columbia Property Trust, Inc.	6,143	140,982
CoreCivic, Inc.	5,822	130,995
Corporate Office Properties Trust	4,602	134,378
CubeSmart	2,766	79,993
CyrusOne, Inc.	568	33,813
DCT Industrial Trust, Inc.	4,437	260,807
DDR Corp.	14,859	133,137
Digital Realty Trust, Inc.	2,331	265,501
Douglas Emmett, Inc.	1,459	59,907
Duke Realty Corp.	17,197	467,930
Empire State Realty Trust, Inc.	6,017	123,529
EPR Properties	3,149	206,134
Equity Commonwealth (1)	5,938	181,168
Equity Residential	17,635	1,124,584
Essex Property Trust, Inc.	3,146	759,350
Extra Space Storage, Inc.	905	79,142
Federal Realty Investment Trust	2,104	279,432
Forest City Realty Trust, Inc.	12,109	291,827
Gaming and Leisure Properties, Inc.	6,472	239,464
GGP, Inc.	29,807	697,186
HCP, Inc.	22,634	590,295
Healthcare Trust of America, Inc.	9,823	295,083
Highwoods Properties, Inc.	4,933	251,139
Hospitality Properties Trust	6,217	185,578
Host Hotels & Resorts, Inc.	35,184	698,402
Hudson Pacific Properties, Inc.	6,868	235,229
Invitation Homes, Inc.	14,326	337,664
Iron Mountain, Inc.	1,696	63,990
JBG SMITH Properties	4,158	144,407
Jones Lang LaSalle, Inc.	2,151	320,348
Kilroy Realty Corp.	4,622	345,032
Kimco Realty Corp.	19,748	358,426
Lamar Advertising Co.	361	26,801
Liberty Property Trust	7,098	305,285
Life Storage, Inc.	2,245	199,962
Medical Properties Trust, Inc.	17,740	244,457
Mid-America Apartment Communities, Inc.	5,474	550,466
National Retail Properties, Inc.	7,256	312,951
Omega Healthcare Investors, Inc.	9,267	255,213
Outfront Media, Inc.	5,651	131,103
Paramount Group, Inc.	9,786	155,108
Park Hotels & Resorts, Inc.	6,923	199,036
Piedmont Office Realty Trust, Inc.	6,896	135,231
Prologis, Inc.	26,118	1,684,872
Public Storage	195,434	40,845,706
Rayonier, Inc.	6,483	205,057
Realogy Holdings Corp.	6,208	164,512
Realty Income Corp.	14,249	812,478
Regency Centers Corp.	7,168	495,882
Retail Properties of America, Inc.	11,176	150,205
Senior Housing Properties Trust	8,216	157,336
Simon Property Group, Inc.	178,756	30,699,555
SL Green Realty Corp.	4,687	473,059
Spirit Realty Capital, Inc.	22,026	188,983
STORE Capital Corp.	8,388	218,424
Sun Communities, Inc.	3,770	349,781
Tanger Factory Outlet Centers, Inc.	4,094	108,532
Taubman Centers, Inc.	1,507	98,603
The Howard Hughes Corp. (1)	1,661	218,040
The Macerich Co.	6,571	431,583
UDR, Inc.	12,869	495,714
Uniti Group, Inc.	8,075	143,654
Ventas, Inc.	17,652	1,059,297
VEREIT, Inc.	47,317	368,599
Vornado Realty Trust	8,286	647,800
W.P. Carey, Inc.	5,094	350,977
Weingarten Realty Investors	5,808	190,909
Welltower, Inc.	18,298	1,166,864
Weyerhaeuser Co.	36,970	1,303,562

		141,724,302

Telecommunication Services - 0.82%
AT&T, Inc.	301,482	11,721,620
CenturyLink, Inc.	48,714	812,549
Sprint Corp. (1)	30,748	181,106
Telephone & Data Systems, Inc.	4,588	127,546
T-Mobile US, Inc. (1)	5,429	344,796
United States Cellular Corp. (1)	508	19,116
Verizon Communications, Inc.	717,047	37,953,298

		51,160,031

Utilities - 0.59%
AES Corp.	31,923	345,726
Alliant Energy Corp.	10,927	465,600
Ameren Corp.	12,309	726,108
American Electric Power Co., Inc.	23,920	1,759,794
American Water Works Co., Inc.	9,032	826,338
Aqua America, Inc.	8,454	331,650
Atmos Energy Corp.	4,950	425,156
Avangrid, Inc.	2,674	135,251
Calpine Corp. (1)	17,520	265,078
CenterPoint Energy, Inc.	20,827	590,654
CMS Energy Corp.	13,593	642,949
Consolidated Edison, Inc.	15,133	1,285,548
Dominion Energy, Inc.	31,605	2,561,901
DTE Energy Co.	8,944	979,010
Duke Energy Corp.	33,912	2,852,338
Edison International	15,531	982,180
Entergy Corp.	9,154	745,044
Eversource Energy	15,913	1,005,383
Exelon Corp.	46,840	1,845,964
FirstEnergy Corp.	21,523	659,034
Great Plains Energy, Inc.	10,393	335,070
Hawaiian Electric Industries, Inc.	5,340	193,041
MDU Resources Group, Inc.	9,620	258,586
National Fuel Gas Co.	3,840	210,854
NextEra Energy, Inc.	22,753	3,553,791
NiSource, Inc.	16,594	425,968
NRG Energy, Inc.	11,438	325,754
OGE Energy Corp.	9,555	314,455
PG&E Corp.	25,062	1,123,530
Pinnacle West Capital Corp.	5,792	493,363
PPL Corp.	33,155	1,026,147
Public Service Enterprise Group, Inc.	24,701	1,272,102
SCANA Corp.	6,359	252,961
Sempra Energy	12,130	1,296,940
The Southern Co.	48,773	2,345,494
UGI Corp.	8,331	391,140
Vectren Corp.	3,970	258,129
Vistra Energy Corp. (1)	11,869	217,440
WEC Energy Group, Inc.	15,248	1,012,925
Westar Energy, Inc.	6,831	360,677
Xcel Energy, Inc.	25,172	1,211,025

		36,310,098

Total Common Stocks (Cost $5,091,783,225)		$5,962,764,661

SHORT-TERM INVESTMENTS - 3.72%
Money Market Funds - 3.72%
Goldman Sachs Financial Square Government Fund - Class I, 1.19% (2)	115,263,705	$115,263,705
JPMorgan U.S. Government Money Market Fund - Class I, 1.17% (2)	115,407,329	115,407,329

Total Short-Term Investments (Cost $230,671,034)		$230,671,034

TOTAL INVESTMENTS IN SECURITIES - 99.87% (Cost $5,322,454,259)		6,193,435,695
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%		7,999,481

TOTAL NET ASSETS - 100.00%		$6,201,435,176

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.49%
Consumer Discretionary - 11.92%
1-800-Flowers.com, Inc. (1)	2,456	$26,279
Aaron’s, Inc.	66,356	2,644,287
Advance Auto Parts, Inc.	229,128	22,841,770
AMC Networks, Inc. (1)	2,338	126,439
American Outdoor Brands Corp. (1)	15,013	192,767
America’s Car-Mart, Inc. (1)	652	29,112
Aptiv Plc (1)	201,027	17,053,120
Aramark	4,954	211,734
Asbury Automotive Group, Inc. (1)	5,026	321,664
At Home Group, Inc. (1)	1,010	30,694
AutoZone, Inc. (1)	1,135	807,405
Big Lots, Inc.	11,676	655,607
BJ’s Restaurants, Inc.	5,615	204,386
Bloomin Brands, Inc.	26,014	555,139
Bojangles, Inc. (1)	4,775	56,345
Borgwarner, Inc.	1,023	52,265
Boyd Gaming Corp.	20,767	727,883
Bridgepoint Education, Inc. (1)	4,393	36,462
Bright Horizons Family Solutions, Inc. (1)	93,457	8,784,958
Brinker International, Inc.	9,798	380,554
Brunswick Corp.	3,423	189,018
Buffalo Wild Wings, Inc. (1)	117,076	18,304,833
Burlington Stores, Inc. (1)	38,814	4,775,286
Cable One, Inc.	227	159,660
Caesars Entertainment Corp. (1)	2,178	27,552
Cambium Learning Group, Inc. (1)	1,012	5,748
Camping World Holdings, Inc.	8,669	387,764
Capella Education Company	2,999	232,123
CarMax, Inc. (1)	8,830	566,268
Carriage Services, Inc.	1,592	40,930
Carter’s, Inc.	2,260	265,527
Carvana Co. (1)	313	5,985
Cavco Industries, Inc. (1)	2,371	361,815
Century Communities, Inc. (1)	382	11,880
Cheesecake Factory, Inc.	11,790	568,042
Chegg, Inc. (1)	26,686	435,516
Children’s Place, Inc.	4,763	692,302
Chipotle Mexican Grill, Inc. (1)	1,223	353,484
Choice Hotels International, Inc.	1,620	125,712
Churchill Downs, Inc.	3,673	854,707
Chuy’s Holdings, Inc. (1)	85,937	2,410,533
Collectors Universe, Inc.	1,978	56,650
Columbia Sportswear Co.	2,781	199,898
Cooper-Standard Holdings, Inc. (1)	1,020	124,950
Core Mark Holding Company, Inc.	12,614	398,350
Cracker Barrel Old Country Store, Inc.	5,285	839,734
Crocs, Inc. (1)	13,599	171,891
Culp, Inc.	2,964	99,294
D. R. Horton, Inc.	9,049	462,132
Dana, Inc.	19,433	622,050
Darden Restaurants, Inc.	6,013	577,368
Dave & Buster’s Entertainment, Inc. (1)	11,342	625,738
Deckers Outdoor Corp. (1)	537	43,094
Delphi Technologies Plc (1)	66,979	3,514,371
Denny’s Corp. (1)	13,179	174,490
Dick’s Sporting Goods, Inc.	3,143	90,330
DineEquity, Inc.	2,839	144,022
Dollar General Corp.	5,088	473,235
Dollar Tree, Inc. (1)	10,540	1,131,047
Domino’s Pizza, Inc.	10,257	1,938,163
Dorman Products, Inc. (1)	7,382	451,335
Drive Shack, Inc. (1)	8,095	44,765
Duluth Holdings, Inc. (1)	2,650	47,302
Dunkin’ Brands Group, Inc.	4,368	281,605
Eldorado Resorts, Inc. (1)	12,738	422,265
Emerald Expositions Events, Inc.	371	7,546
Empire Resorts, Inc. (1)	435	11,740
Entercom Communications Corp.	26,779	289,213
Entravision Communications Corp.	17,936	128,242
Eros International Plc (1)	3,435	33,148
Expedia, Inc.	87,176	10,441,070
Extended Stay America, Inc.	5,257	99,883
Fiesta Restaurant Group, Inc. (1)	382	7,258
Five Below, Inc. (1)	14,752	978,353
Floor & Decor Holdings, Inc. (1)	1,027	49,994
Foot Locker, Inc.	436	20,440
Fox Factory Holding Corp. (1)	9,684	376,223
Francesca’s Holdings Corp. (1)	10,105	73,868
Fred’s, Inc.	331	1,341
Funko, Inc. (1)	1,237	8,226
Gap, Inc.	538	18,324
Gentex Corp.	8,786	184,067
Gentherm, Inc. (1)	84,905	2,695,734
Genuine Parts Co.	2,595	246,551
Global Eagle Entertainment, Inc. (1)	621	1,422
Golden Entertainment, Inc. (1)	594	19,394
GoPro, Inc. (1)	29,722	224,996
Grand Canyon Education, Inc. (1)	12,879	1,153,057
Gray Television, Inc. (1)	11,329	189,761
Groupon, Inc. (1)	95,651	487,820
H&R Block, Inc.	1,520	39,854
Hanesbrands, Inc.	17,562	367,221
Harley-Davidson, Inc.	5,951	302,787
Hasbro, Inc.	4,157	377,830
Helen Of Troy Corp. (1)	59,470	5,729,935
Hemisphere Media Group, Inc. (1)	385	4,447
Hilton Grand Vacations, Inc. (1)	3,337	139,987
Hilton Worldwide Holdings, Inc.	9,211	735,590
Hooker Furniture Corp.	3,077	130,619
Horizon Global Corp. (1)	6,745	94,565
Houghton Mifflin Harcourt Co. (1)	20,099	186,921
Hovnanian Enterprises, Inc. (1)	7,071	23,688
HSN, Inc.	512	20,659
ILG, Inc.	2,648	75,415
IMAX Corp. (1)	238,289	5,516,390
Inspired Entertainment, Inc. (1)	908	8,898
Installed Building Products, Inc. (1)	5,951	451,978
Interpublic Group of Companies, Inc.	15,890	320,342
iRobot Corp. (1)	7,330	562,211
J. Jill, Inc. (1)	2,967	23,143
Jack in the Box, Inc.	6,472	634,968
John Wiley & Sons, Inc.	368,378	24,220,854
KB Home	5,039	160,996
L Brands, Inc.	1,874	112,852
La Quinta Holdings, Inc. (1)	4,596	84,842
La-Z-Boy, Inc.	5,815	181,428
LCI Industries	6,735	875,550
Lear Corp.	2,720	480,515
Leggett & Platt, Inc.	5,089	242,898
LGI Homes, Inc. (1)	3,175	238,220
Liberty Braves Group - Class A (1)	2,664	58,741
Liberty Braves Group - Class C (1)	9,582	212,912
Liberty Expedia Holdings, Inc. (1)	467	20,702
Liberty Interactive Corp. (1)	13,221	322,857
Liberty Tax, Inc.	328	3,608
Lindblad Expeditions Holdings, Inc. (1)	5,324	52,122
Lions Gate Entertainment Corp. - Class A (1)	1,595	53,910
Lions Gate Entertainment Corp. - Class B (1)	3,208	101,806
Lithia Motors, Inc.	6,440	731,520
Live Nation Entertainment, Inc. (1)	489,411	20,834,226
LKQ Corp. (1)	80,281	3,265,028
Loral Space and Communications, Inc. (1)	3,487	153,602
Lululemon Athletica, Inc. (1)	48,171	3,785,759
Lumber Liquidators Holdings, Inc. (1)	7,840	246,098
M.D.C. Holdings, Inc.	4,912	156,595
M/I Homes, Inc. (1)	1,526	52,494
Malibu Boats, Inc. (1)	5,523	164,199
Marcus Corp.	4,242	116,019
Marine Products Corp.	2,175	27,710
MarineMax, Inc. (1)	3,596	67,964
Marriott International, Inc.	188,902	25,639,668
Marriott Vacations Worldwide Corp.	5,196	702,551
Mattel, Inc.	3,074	47,278
MCBC Holdings, Inc. (1)	5,142	114,255

MDC Partners, Inc. (1)	4,839	47,180
Meritage Homes Corp. (1)	668	34,202
MGM Resorts International	1,733	57,865
Michael Kors Holdings Ltd. (1)	499	31,412
Mohawk Industries, Inc. (1)	184	50,766
Monro, Inc.	8,640	492,048
Morningstar, Inc.	66,873	6,484,675
Nathan’s Famous, Inc.	732	55,266
National Vision Holdings, Inc. (1)	1,528	62,052
Nautilus, Inc. (1)	8,235	109,937
Netflix, Inc. (1)	8,469	1,625,709
New York Times Co.	28,154	520,849
Nexstar Media Group, Inc.	12,053	942,545
Noodles & Co. (1)	4,026	21,137
Nordstrom, Inc.	5,605	265,565
Nutrisystem, Inc.	8,191	430,847
NVR, Inc. (1)	159	557,807
Ollie’s Bargain Outlet Holdings, Inc. (1)	201,843	10,748,140
Omnicom Group, Inc.	11,164	813,074
O’Reilly Automotive, Inc. (1)	4,035	970,579
Overstock.com, Inc. (1)	2,275	145,373
Oxford Industries, Inc.	1,821	136,921
Papa John’s International, Inc.	16,856	945,790
Party City Holdings, Inc. (1)	715	9,974
Penn National Gaming, Inc. (1)	2,781	87,129
PetMed Express, Inc.	5,499	250,205
PICO Holdings, Inc.	369	4,723
Pinnacle Entertainment, Inc. (1)	10,012	327,693
Planet Fitness, Inc. (1)	23,796	824,055
Polaris Industries, Inc.	2,850	353,372
Pool Corp.	70,591	9,152,123
Potbelly Corp. (1)	1,530	18,819
Pulte Group, Inc.	3,702	123,092
RCI Hospitality Holdings, Inc.	223	6,240
Reading International, Inc. (1)	954	15,932
Red Robin Gourmet Burgers, Inc. (1)	3,314	186,910
Red Rock Resorts, Inc.	18,973	640,149
Regal Entertainment Group	1,394	32,076
RH (1)	5,586	481,569
Ross Stores, Inc.	390,218	31,314,995
Ruth’s Hospitality Group, Inc.	8,058	174,456
Sally Beauty Holdings, Inc. (1)	643,174	12,065,944
Scientific Games Corp. (1)	14,743	756,316
Scripps Networks Interactive, Inc.	2,279	194,581
Sears Holdings Corp. (1)	369	1,321
SeaWorld Entertainment, Inc. (1)	19,132	259,621
Service Corp. International	8,781	327,707
ServiceMaster Global Holdings, Inc. (1)	6,493	332,896
Shake Shack, Inc. (1)	6,159	266,069
Shiloh Industries, Inc. (1)	2,709	22,214
Shutterfly, Inc. (1)	9,123	453,869
Signet Jewelers Ltd.	147,522	8,342,369
Sinclair Broadcast Group, Inc.	19,618	742,541
Sirius XM Holdings, Inc.	66,759	357,828
Six Flags Entertainment Corp.	3,172	211,160
Skechers USA, Inc. (1)	2,744	103,833
Sleep Number Corp. (1)	10,762	404,544
Sonic Corp.	6,201	170,403
Sotheby’s (1)	10,700	552,120
Sportsman’s Warehouse Holdings, Inc. (1)	9,815	64,877
Standard Motor Products, Inc.	3,639	163,427
Steven Madden Ltd. (1)	76,107	3,554,197
Strayer Education, Inc.	2,954	264,619
Sturm, Ruger & Company, Inc.	4,603	257,078
Superior Uniform Group, Inc.	2,220	59,296
Systemax, Inc.	2,470	82,177
Tailored Brands, Inc.	4,260	92,996
Tapestry, Inc.	2,319	102,569
Taylor Morrison Home Corp. (1)	22,211	543,503
Tempur Sealy International, Inc. (1)	839	52,597
Tenneco, Inc.	14,060	823,072
Texas Roadhouse, Inc.	103,905	5,473,715
The Habit Restaurants, Inc. (1)	5,455	52,095
The Madison Square Garden Co. (1)	79	16,657
The Michaels Companies, Inc. (1)	4,147	100,316
Thor Industries, Inc.	2,384	359,316
Tile Shop Holdings, Inc.	10,949	105,110
Toll Brothers, Inc.	3,350	160,867
TopBuild Corp. (1)	5,788	438,383
Tractor Supply Co.	168,074	12,563,532
Travelport Worldwide Ltd.	6,541	85,491
TRI Pointe Group, Inc. (1)	2,470	44,262
TripAdvisor, Inc. (1)	2,461	84,806
tronc, Inc. (1)	3,410	59,982
Tupperware Brands Corp.	2,450	153,615
Ulta Beauty, Inc. (1)	62,055	13,879,221
Under Armour, Inc. - Class A (1)	6,579	94,935
Under Armour, Inc. - Class C (1)	6,456	85,994
Universal Electronics, Inc. (1)	3,914	184,937
Vail Resorts, Inc.	1,930	410,067
VF Corp.	11,671	863,654
Visteon Corp. (1)	1,504	188,211
Wayfair, Inc. (1)	1,850	148,500
Weight Watchers International, Inc. (1)	7,270	321,916
Wendy’s Co.	8,863	145,530
Whirlpool Corp.	269	45,364
WideOpenWest, Inc. (1)	1,898	20,062
William Lyon Homes (1)	1,239	36,030
Williams-Sonoma, Inc.	805	41,619
Wingstop, Inc.	92,997	3,625,023
Winmark Corp.	593	76,734
Winnebago Industries, Inc.	7,633	424,395
Wolverine World Wide, Inc.	25,775	821,707
World Wrestling Entertainment, Inc.	10,536	322,191
Wyndham Worldwide Corp.	4,785	554,438
Wynn Resorts Ltd.	3,861	650,926
Yum China Holdings, Inc.	15,386	615,748
ZAGG, Inc. (1)	5,336	98,449
Zoe’s Kitchen, Inc. (1)	1,264	21,134

		361,026,459

Consumer Staples - 6.84%
Amplify Snack Brands, Inc. (1)	8,976	107,802
B&G Foods, Inc.	18,415	647,287
Blue Buffalo Pet Products, Inc. (1)	871,293	28,569,697
Bob Evans Farms, Inc.	5,465	430,751
Boston Beer, Inc. (1)	2,277	435,135
Brown Forman Corp. - Class A	2,455	165,074
Brown Forman Corp. - Class B	8,043	552,313
Calavo Growers, Inc.	95,350	8,047,540
Campbell Soup Co.	5,631	270,907
Casey’s General Stores, Inc.	172,823	19,345,807
Castle Brands, Inc. (1)	24,660	30,085
Central Garden & Pet Co. (1)	325	12,649
Central Garden & Pet Co. - Class A (1)	1,191	44,913
Church & Dwight Co., Inc.	12,029	603,495
Clorox Co.	5,310	789,809
Coca-Cola Bottling Co. Consolidated	1,301	280,053
Craft Brew Alliance, Inc. (1)	3,435	65,952
Dean Foods Co.	1,268	14,658
Dr Pepper Snapple Group, Inc.	8,751	849,372
elf Beauty, Inc. (1)	5,854	130,603
Energizer Holdings, Inc.	2,871	137,751
Flowers Foods, Inc.	1,035,000	19,985,850
Freshpet, Inc. (1)	6,714	127,230
Herbalife Ltd. (1)	3,089	209,187
Hormel Foods Corp.	637,000	23,180,430
Hostess Brands, Inc. (1)	1,140	16,883
HRG Group, Inc. (1)	31,509	534,077
Inter Parfums, Inc.	2,208	95,938
J & J Snack Foods Corp.	4,133	627,513
John B. Sanfilippo & Son, Inc.	2,328	147,246
Kellogg Co.	10,894	740,574
Lamb Weston Holdings, Inc.	1,648	93,030
Lancaster Colony Corp.	5,165	667,370
Landec Corp. (1)	1,765	22,239
Lifeway Foods, Inc. (1)	1,207	9,656
Limoneira Co.	1,025	22,960
McCormick & Co., Inc.	127,796	13,023,690
Medifast, Inc.	2,898	202,309
MGP Ingredients, Inc.	34,803	2,675,655
Molson Coors Brewing Co.	233,000	19,122,310
Monster Beverage Corp. (1)	71,808	4,544,728
National Beverage Corp.	3,266	318,239

Natural Health Trends Corp.	1,925	29,241
Nu Skin Enterprises, Inc.	668	45,578
Performance Food Group Co. (1)	24,666	816,445
Pilgrim’s Pride Corp. (1)	2,215	68,798
PriceSmart, Inc.	6,212	534,853
Primo Water Corp. (1)	6,838	85,954
Revlon, Inc. (1)	983	21,429
Rite Aid Corp. (1)	22,810	44,936
Snyder’s-Lance, Inc.	393,000	19,681,440
Spectrum Brands Holdings, Inc.	1,176	132,182
Sprouts Farmers Market, Inc. (1)	6,248	152,139
The Chefs’ Warehouse, Inc. (1)	4,978	102,049
The Hershey Co.	5,949	675,271
The J. M. Smucker Co.	131,000	16,275,440
Tootsie Roll Industries, Inc.	3,305	120,302
TreeHouse Foods, Inc. (1)	290,782	14,382,078
Turning Point Brands, Inc.	1,290	27,258
USANA Health Sciences, Inc. (1)	3,089	228,740
Vector Group Ltd.	12,494	279,616
WD-40 Co.	46,902	5,534,436

		207,136,952

Energy - 1.79%
Abraxas Petroleum Corp. (1)	38,348	94,336
Antero Resources Corp. (1)	5,569	105,811
Apache Corp.	940	39,687
Ardmore Shipping Corp. (1)	3,785	30,280
Bonanza Creek Energy, Inc. (1)	424	11,698
Cabot Oil & Gas Corp.	99,083	2,833,774
Carrizo Oil & Gas, Inc. (1)	53,221	1,132,543
Cheniere Energy, Inc. (1)	6,527	351,414
Chesapeake Energy Corp. (1)	2,633	10,427
Cimarex Energy Co.	4,239	517,200
Continental Resources, Inc. (1)	1,863	98,683
Core Laboratories NV	175,041	19,175,742
CVR Energy, Inc.	234	8,714
Devon Energy Corp.	1,832	75,845
Diamondback Energy, Inc. (1)	1,070	135,088
Energy XXI Gulf Coast, Inc. (1)	1,287	7,387
EQT Corp.	1,562	88,909
Evolution Petroleum Corp.	6,821	46,724
Fairmount Santrol Holdings, Inc. (1)	37,631	196,810
Forum Energy Technologies, Inc. (1)	153,800	2,391,590
Gastar Exploration, Inc. (1)	24,987	26,236
Gulfport Energy Corp. (1)	691	8,817
Isramco, Inc. (1)	203	21,244
Jagged Peak Energy, Inc. (1)	15,704	247,809
Keane Group, Inc. (1)	10,593	201,373
Laredo Petroleum, Inc. (1)	7,909	83,914
Lilis Energy, Inc. (1)	11,561	59,077
Matador Resources Co. (1)	27,106	843,810
NCS Multistage Holdings, Inc. (1)	2,637	38,869
Newfield Exploration Co. (1)	9,549	301,080
Oceaneering International, Inc.	56,748	1,199,653
ONEOK, Inc.	17,296	924,471
Panhandle Oil and Gas, Inc.	2,385	49,012
Par Petroleum Corp. (1)	3,345	64,492
Parsley Energy, Inc. (1)	287,033	8,450,252
Penn Virginia Corp. (1)	3,505	137,081
ProPetro Holding Corp. (1)	10,566	213,011
Range Resources Corp.	35,665	608,445
Ranger Energy Services, Inc. (1)	578	5,335
Resolute Energy Corp. (1)	339	10,668
RigNet, Inc. (1)	3,514	52,534
Ring Energy, Inc. (1)	12,899	179,296
RPC, Inc.	52,276	1,334,606
RSP Permian, Inc. (1)	184,294	7,497,080
Sanchez Energy Corp. (1)	13,898	73,798
Select Energy Services, Inc. (1)	7,402	135,012
SilverBow Resources, Inc. (1)	396	11,769
Smart Sand, Inc. (1)	5,333	46,184
Solaris Oilfield Infrastructure, Inc. (1)	4,665	99,878
SRC Energy, Inc. (1)	346,881	2,958,895
Tellurian, Inc. (1)	15,983	155,674
The Williams Companies, Inc.	5,809	177,116
Ultra Petroleum Corp. (1)	4,702	42,600
Uranium Energy Corp. (1)	35,107	62,139
US Silica Holdings, Inc.	13,636	443,988
W&T Offshore, Inc. (1)	2,397	7,934
Westmoreland Coal Co. (1)	1,060	1,283

		54,127,097

Financials - 9.55%
Access National Corp.	247	6,876
Affiliated Managers Group, Inc.	124,780	25,611,095
Allegiance Bancshares, Inc. (1)	2,179	82,039
Ameriprise Financial, Inc.	6,423	1,088,506
Ameris Bancorp	7,694	370,851
AMERISAFE, Inc.	80,971	4,987,814
Arch Capital Group Ltd. (1)	799	72,525
Argo Group International Holdings Ltd.	97,950	6,038,618
Arthur J. Gallagher & Co.	302,896	19,167,259
Artisan Partners Asset Management, Inc.	12,363	488,338
Aspen Insurance Holdings Ltd.	911	36,987
Assurant, Inc.	529	53,344
Atlantic Capital Bancshares, Inc. (1)	1,206	21,226
Atlas Financial Holdings, Inc. (1)	1,492	30,661
Bank of NT Butterfield & Son Ltd.	10,468	379,884
Bank of the Ozarks, Inc.	2,684	130,040
Bankwell Financial Group, Inc.	275	9,443
Bear State Financial, Inc.	521	5,330
BGC Partners, Inc.	2,781	42,021
Blue Hills Bancorp, Inc.	3,120	62,712
Bofi Holding, Inc. (1)	6,890	206,011
Bryn Mawr Bank Corp.	62,725	2,772,445
BSB Bancorp, Inc. (1)	552	16,146
Byline Bancorp, Inc. (1)	174	3,997
Camden National Corp.	50,286	2,118,549
Capstar Financial Holdings, Inc. (1)	619	12,857
Carolina Financial Corp.	4,080	151,572
CBOE Holdings, Inc.	5,317	662,445
Central Pacific Financial Corp.	190,655	5,687,239
Charter Financial Corp.	651	11,419
Chemical Financial Corp.	113,734	6,081,357
CoBiz Financial, Inc.	974	19,470
Cohen & Steers, Inc.	5,943	281,044
Columbia Banking System, Inc.	217,581	9,451,719
Commerce Bancshares, Inc.	207,000	11,558,880
ConnectOne Bancorp, Inc.	2,217	57,088
Cowen, Inc. (1)	394	5,378
Crawford & Co.	2,811	27,042
Credit Acceptance Corp. (1)	489	158,182
Cullen/Frost Bankers, Inc.	156,000	14,765,400
Diamond Hill Investment Group, Inc.	901	186,201
Donnelley Financial Solutions, Inc. (1)	8,297	161,709
Eagle Bancorp, Inc. (1)	7,028	406,921
East West Bancorp, Inc.	409	24,879
Eaton Vance Corp.	5,410	305,070
eHealth, Inc. (1)	3,767	65,433
Elevate Credit, Inc. (1)	398	2,997
Enova International, Inc. (1)	2,652	40,310
Equity Bancshares, Inc. (1)	996	35,268
Erie Indemnity Co.	875	106,610
Essent Group Ltd. (1)	22,223	964,923
Evercore Partners, Inc.	95,393	8,585,370
Everest Re Group Ltd.	63,000	13,939,380
FB Financial Corp. (1)	1,779	74,700
Federated Investors, Inc.	1,136	40,987
Financial Engines, Inc.	15,968	483,830
First Connecticut Bancorp, Inc.	877	22,934
First Financial Bankshares, Inc.	11,416	514,291
First Financial Northwest, Inc.	301	4,669
First Foundation, Inc. (1)	2,583	47,889
First of Long Island Corp.	1,127	32,119
First Republic Bank	163,267	14,145,453
FirstCash, Inc.	25,212	1,700,549
Franklin Financial Network, Inc. (1)	885	30,178
GAMCO Investors, Inc.	355	10,526
Glacier Bancorp, Inc.	3,818	150,391
Great Western Bancorp, Inc.	169,920	6,762,816
Green Bancorp, Inc. (1)	1,093	22,188
Green Dot Corp. (1)	35,865	2,161,225
Greene County Bancorp, Inc.	646	21,060
Guaranty Bancorp	1,181	32,655
Guaranty Bancshares, Inc.	511	15,662

Hamilton Lane, Inc.	2,598	91,943
HarborOne Bancorp, Inc. (1)	1,571	30,100
HCI Group, Inc.	1,187	35,491
Health Insurance Innovations, Inc. (1)	3,252	81,137
Heritage Commerce Corp.	793	12,149
Heritage Insurance Holdings, Inc.	823	14,830
Hilltop Holdings, Inc.	80,564	2,040,686
Hingham Institution for Savings	175	36,225
Home Bancshares, Inc.	34,889	811,169
Houlihan Lokey, Inc.	7,230	328,459
Howard Bancorp, Inc. (1)	435	9,570
Infinity Property & Casualty Corp.	386	40,916
Invesco Ltd.	2,898	105,893
Investar Holding Corp.	661	15,930
Investment Technology Group, Inc.	1,446	27,835
Investors Title Co.	311	61,687
James River Group Holdings Ltd.	161,609	6,465,976
Kinsale Capital Group, Inc.	3,928	176,760
Ladenburg Thalmann Financial Services, Inc.	3,449	10,899
Lakeland Financial Corp.	1,088	52,757
Lazard Ltd.	217,647	11,426,468
LegacyTexas Financial Group, Inc.	5,175	218,437
Legg Mason, Inc.	929	38,999
LendingClub Corp. (1)	82,917	342,447
LendingTree, Inc. (1)	1,778	605,320
Leucadia National Corp.	3,733	98,887
Live Oak Bancshares, Inc.	6,207	148,037
LPL Financial Holdings, Inc.	4,236	242,045
Maiden Holdings Ltd.	1,653	10,910
MarketAxess Holdings, Inc.	23,902	4,822,228
Marlin Business Services Corp.	728	16,307
MB Financial, Inc.	1,895	84,365
Medley Management, Inc.	747	4,855
Meridian Bancorp, Inc.	2,061	42,457
Meta Financial Group, Inc.	229	21,217
Metropolitan Bank Holding Corp. (1)	216	9,094
Midland States Bancorp, Inc.	266	8,640
MidSouth Bancorp, Inc.	221	2,928
Moelis & Co.	8,618	417,973
Moody’s Corp.	8,027	1,184,865
MSCI, Inc.	4,290	542,857
National Bank Holdings Corp.	2,289	74,232
National Commerce Corp. (1)	1,500	60,375
National General Holdings Corp.	8,192	160,891
NMI Holdings, Inc. (1)	2,409	40,953
Northern Trust Corp.	228,000	22,774,920
Northfield Bancorp, Inc.	1,004	17,148
Ocwen Financial Corp. (1)	1,858	5,816
Old Line Bancshares, Inc.	265	7,802
OM Asset Management Plc	20,539	344,028
Opus Bank (1)	3,765	102,784
Pacific Premier Bancorp, Inc. (1)	3,719	148,760
Paragon Commercial Corp. (1)	219	11,653
People’s Utah Bancorp	644	19,513
Pinnacle Financial Partners, Inc.	1,061	70,344
Piper Jaffray Cos.	230	19,838
PRA Group, Inc. (1)	108,522	3,602,930
Preferred Bank Los Angeles	3,633	213,548
Primerica, Inc.	12,250	1,243,988
Prosperity Bancshares, Inc.	186,000	13,033,020
Pzena Investment Management, Inc.	3,351	35,755
Raymond James Financial, Inc.	1,619	144,577
RBB Bancorp	117	3,202
Regional Management Corp. (1)	247	6,499
RenaissanceRe Holdings Ltd.	133	16,703
Republic First Bancorp, Inc. (1)	2,760	23,322
RLI Corp.	8,826	535,385
SEI Investments Co.	6,461	464,287
ServisFirst Bancshares, Inc.	12,679	526,179
Signature Bank (1)	1,534	210,557
Silvercrest Asset Management Group, Inc.	2,062	33,095
South State Corp.	123,653	10,776,359
Southern Missouri Bancorp, Inc.	156	5,864
Stewart Information Services Corp.	314	13,282
SVB Financial Group (1)	51,620	12,067,207
T. Rowe Price Group, Inc.	1,761	184,782
TD Ameritrade Holding Corp.	10,918	558,237
Texas Capital Bancshares, Inc. (1)	74,274	6,602,959
The Progressive Corp.	325,442	18,328,893
Third Point Reinsurance Ltd. (1)	12,532	183,594
Tompkins Financial Corp.	201	16,351
TriState Capital Holdings, Inc. (1)	1,580	36,340
Trupanion, Inc. (1)	6,287	184,020
Union Bankshares, Inc.	928	49,138
United Insurance Holdings Corp.	4,213	72,674
Universal Insurance Holdings, Inc.	6,499	177,748
Value Line, Inc.	250	4,838
Veritex Holdings, Inc. (1)	1,501	41,413
Virtu Financial, Inc.	7,365	134,780
Virtus Investment Partners, Inc.	262	30,143
Voya Financial, Inc.	473	23,399
Walker & Dunlop, Inc. (1)	6,442	305,995
Waterstone Financial, Inc.	574	9,787
West Bancorporation, Inc.	883	22,207
Western Alliance Bancorp (1)	2,667	151,006
Western New England Bancorp, Inc.	770	8,393
Westwood Holdings Group, Inc.	2,211	146,390
WisdomTree Investments, Inc.	29,592	371,380
WSFS Financial Corp.	2,259	108,093
XL Group Ltd.	3,877	136,315

		289,276,441

Healthcare - 18.44%
AAC Holdings, Inc. (1)	72,122	649,098
Abaxis, Inc.	6,052	299,695
ABIOMED, Inc. (1)	21,796	4,084,788
Acadia Healthcare Co., Inc. (1)	64,596	2,107,767
ACADIA Pharmaceuticals, Inc. (1)	4,796	144,408
Accelerate Diagnostics, Inc. (1)	6,866	179,889
Acceleron Pharma, Inc. (1)	8,632	366,342
Accuray, Inc. (1)	21,940	94,342
Achaogen, Inc. (1)	9,267	99,528
Aclaris Therapeutics, Inc. (1)	6,544	161,375
Acorda Therapeutics, Inc. (1)	1,604	34,406
Adamas Pharmaceuticals, Inc. (1)	2,218	75,168
Addus HomeCare Corp. (1)	2,007	69,844
Aduro Biotech, Inc. (1)	11,803	88,522
Advaxis, Inc. (1)	9,013	25,597
Aerie Pharmaceuticals, Inc. (1)	9,066	541,693
Agenus, Inc. (1)	16,833	54,876
Agilent Technologies, Inc.	3,811	255,223
Agios Pharmaceuticals, Inc. (1)	1,873	107,079
Aileron Therapeutics, Inc. (1)	1,020	10,751
Aimmune Therapeutics, Inc. (1)	9,947	376,196
Akcea Therapeutics, Inc. (1)	2,941	51,056
Akebia Therapeutics, Inc. (1)	12,146	180,611
Akorn, Inc. (1)	4,137	133,336
Alder Biopharmaceuticals, Inc. (1)	2,931	33,560
Alexion Pharmaceuticals, Inc. (1)	137,737	16,471,968
Align Technology, Inc. (1)	7,969	1,770,632
Alkermes Plc (1)	7,366	403,141
Allena Pharmaceuticals, Inc. (1)	1,195	12,022
Almost Family, Inc. (1)	880	48,708
Alnylam Pharmaceuticals, Inc. (1)	3,599	457,253
Amedisys, Inc. (1)	8,029	423,209
American Renal Associates Holdings, Inc. (1)	2,194	38,176
AmerisourceBergen Corp.	190,904	17,528,805
Amicus Therapeutics, Inc. (1)	45,789	658,904
AMN Healthcare Services, Inc. (1)	13,103	645,323
Amphastar Pharmaceuticals, Inc. (1)	10,150	195,286
AnaptysBio, Inc. (1)	4,892	492,722
Anavex Life Sciences Corp. (1)	10,026	32,284
ANI Pharmaceuticals, Inc. (1)	2,195	141,468
Anika Therapeutics, Inc. (1)	3,221	173,644
Antares Pharma, Inc. (1)	38,165	75,948
Apellis Pharmaceuticals, Inc. (1)	2,339	50,756
Aratana Therapeutics, Inc. (1)	10,136	53,315
Arena Pharmaceuticals, Inc. (1)	11,103	377,169
Array BioPharma, Inc. (1)	48,097	615,642
Assembly Biosciences, Inc. (1)	4,409	199,507
Asterias Biotherapeutics, Inc. - Class A (1)	7,640	17,190
Athenahealth, Inc. (1)	21,731	2,891,092
Athenex, Inc. (1)	1,382	21,974
Athersys, Inc. (1)	26,132	47,299

AtriCure, Inc. (1)	8,699	158,670
Atrion Corp.	384	242,150
Audentes Therapeutics, Inc. (1)	3,980	124,375
Avexis, Inc. (1)	6,748	746,801
AxoGen, Inc. (1)	7,420	209,986
Axovant Sciences Ltd. (1)	8,510	44,848
Becton Dickinson and Co.	26,400	5,651,270
Bellicum Pharmaceuticals, Inc. (1)	5,139	43,219
BioCryst Pharmaceuticals, Inc. (1)	23,391	114,850
Biohaven Pharmaceutical Holding Co. Ltd. (1)	2,581	69,635
BioMarin Pharmaceutical, Inc. (1)	208,020	18,549,143
Bio-Rad Laboratories, Inc. (1)	23,668	5,648,842
BioScrip, Inc. (1)	3,639	10,589
BioSpecifics Technologies Corp. (1)	1,534	66,468
Bio-Techne Corp.	44,758	5,798,399
BioTelemetry, Inc. (1)	8,753	261,715
Bioverativ, Inc. (1)	5,195	280,114
Bluebird Bio, Inc. (1)	5,271	938,765
Blueprint Medicines Corp. (1)	11,630	877,018
Bruker Corp.	1,770	60,746
Calithera Biosciences, Inc. (1)	8,196	68,437
Calyxt, Inc. (1)	1,601	35,270
Cambrex Corp. (1)	9,205	441,840
Cantel Medical Corp.	65,531	6,741,174
Capital Senior Living Corp. (1)	6,662	89,870
Cara Therapeutics, Inc. (1)	6,251	76,512
Cardiovascular Systems, Inc. (1)	8,993	213,044
Castlight Health, Inc. (1)	17,269	64,759
Catalent, Inc. (1)	503,754	20,694,214
Catalyst Pharmaceuticals, Inc. (1)	19,339	75,615
Celcuity, Inc. (1)	663	12,564
Centene Corp. (1)	1,041	105,016
Cerner Corp. (1)	66,207	4,461,690
Cerus Corp. (1)	27,867	94,190
Charles River Laboratories International, Inc. (1)	2,287	250,312
Chemed Corp.	4,329	1,052,034
ChemoCentryx, Inc. (1)	6,569	39,086
Civitas Solutions, Inc. (1)	4,397	75,189
Clearside Biomedical, Inc. (1)	2,943	20,601
Clovis Oncology, Inc. (1)	12,007	816,476
Coherus Biosciences, Inc. (1)	10,227	89,998
Collegium Pharmaceutical, Inc. (1)	357	6,590
Computer Programs & Systems, Inc.	1,608	48,320
Conatus Pharmaceuticals, Inc. (1)	6,539	30,210
Concert Pharmaceuticals, Inc. (1)	2,083	53,887
ConforMIS, Inc. (1)	3,417	8,132
Corbus Pharmaceuticals Holdings, Inc. (1)	13,536	96,106
Corcept Therapeutics, Inc. (1)	25,184	454,823
Corindus Vascular Robotics, Inc. (1)	27,947	28,226
Corium International, Inc. (1)	6,518	62,638
CorVel Corp. (1)	2,508	132,673
Cotiviti Holdings, Inc. (1)	10,183	327,994
Cross Country Healthcare, Inc. (1)	4,486	57,241
CryoLife, Inc. (1)	5,999	114,881
Curis, Inc. (1)	30,994	21,696
Cutera, Inc. (1)	3,590	162,806
Cytokinetics, Inc. (1)	11,266	91,818
CytomX Therapeutics, Inc. (1)	7,896	166,685
Deciphera Pharmaceuticals, Inc. (1)	1,794	40,670
Dentsply Sirona, Inc.	564,800	37,180,784
Depomed, Inc. (1)	15,469	124,525
Dermira, Inc. (1)	8,559	238,026
DexCom, Inc. (1)	34,179	1,961,533
Dova Pharmaceuticals, Inc. (1)	1,036	29,837
Durect Corp. (1)	35,512	32,735
Dynavax Technologies Corp. (1)	1,368	25,582
Eagle Pharmaceuticals, Inc. (1)	2,258	120,622
Edge Therapeutics, Inc. (1)	5,323	49,877
Editas Medicine, Inc. (1)	7,135	219,259
Edwards Lifesciences Corp. (1)	102,094	11,507,015
Emergent BioSolutions, Inc. (1)	4,372	203,167
Endologix, Inc. (1)	22,305	119,332
Ensign Group, Inc.	7,676	170,407
Entellus Medical, Inc. (1)	3,255	79,389
Enzo Biochem, Inc. (1)	10,395	84,719
Epizyme, Inc. (1)	10,025	125,814
Esperion Therapeutics, Inc. (1)	4,715	310,436
Evolent Health, Inc. (1)	4,138	50,897
Exact Sciences Corp. (1)	32,452	1,705,028
Exelixis, Inc. (1)	66,945	2,035,128
Fate Therapeutics, Inc. (1)	2,246	13,723
FibroGen, Inc. (1)	19,136	907,046
Flexion Therapeutics, Inc. (1)	9,042	226,412
Fluidigm Corp. (1)	10,920	64,319
FONAR Corp. (1)	1,488	36,233
Fortress Biotech, Inc. (1)	8,442	33,684
Foundation Medicine, Inc. (1)	4,025	274,505
G1 Therapeutics, Inc. (1)	1,547	30,692
Genesis Healthcare, Inc. (1)	9,057	6,910
GenMark Diagnostics, Inc. (1)	13,650	56,920
Genocea Biosciences, Inc. (1)	5,981	6,938
Genomic Health, Inc. (1)	5,333	182,389
Geron Corp. (1)	40,181	72,326
Glaukos Corp. (1)	8,004	205,303
Global Blood Therapeutics, Inc. (1)	10,377	408,335
Globus Medical, Inc. (1)	131,678	5,411,966
Haemonetics Corp. (1)	11,882	690,107
Halozyme Therapeutics, Inc. (1)	32,637	661,226
HealthEquity, Inc. (1)	79,785	3,722,768
HealthSouth Corp.	26,967	1,332,439
HealthStream, Inc. (1)	6,980	161,657
Henry Schein, Inc. (1)	167,637	11,714,474
Heron Therapeutics, Inc. (1)	10,571	191,335
Heska Corp. (1)	1,749	140,287
Hill-Rom Holdings, Inc.	2,948	248,487
HMS Holdings Corp. (1)	191,177	3,240,450
Hologic, Inc. (1)	76,066	3,251,821
ICON Plc (1)	37,252	4,177,812
ICU Medical, Inc. (1)	35,760	7,724,160
Idera Pharmaceuticals, Inc. (1)	37,056	78,188
IDEXX Laboratories, Inc. (1)	92,316	14,436,376
Ignyta, Inc. (1)	16,206	432,700
Illumina, Inc. (1)	69,668	15,221,761
Immune Design Corp. (1)	546	2,129
ImmunoGen, Inc. (1)	27,599	176,910
Immunomedics, Inc. (1)	10,905	176,225
INC Research Holdings, Inc. (1)	211,711	9,230,600
Incyte Corp. (1)	83,132	7,873,432
Innoviva, Inc. (1)	20,596	292,257
Inogen, Inc. (1)	4,767	567,654
Inovalon Holdings, Inc. (1)	17,406	261,090
Inovio Pharmaceuticals, Inc. (1)	22,095	91,252
Insmed, Inc. (1)	17,998	561,178
Insulet Corp. (1)	15,936	1,099,584
Insys Therapeutics, Inc. (1)	6,554	63,049
Integra LifeSciences Holdings Corp. (1)	531,411	25,433,330
Intercept Pharmaceuticals, Inc. (1)	849	49,599
Intersect ENT, Inc. (1)	7,222	233,993
Intrexon Corp. (1)	2,060	23,731
Intuitive Surgical, Inc. (1)	9,036	3,297,598
InVitae Corp. (1)	11,501	104,429
Ionis Pharmaceuticals, Inc. (1)	5,984	300,995
Iovance Biotherapeutics, Inc. (1)	994	7,952
IQVIA Holdings, Inc. (1)	5,035	492,926
iRhythm Technologies, Inc. (1)	3,848	215,680
Ironwood Pharmaceuticals, Inc. (1)	36,973	554,225
Jounce Therapeutics, Inc. (1)	4,010	51,127
K2M Group Holdings, Inc. (1)	11,426	205,668
Kala Pharmaceuticals, Inc. (1)	1,627	30,083
Karyopharm Therapeutics, Inc. (1)	2,113	20,285
Keryx Biopharmaceuticals, Inc. (1)	24,281	112,907
Kindred Biosciences, Inc. (1)	704	6,653
Kura Oncology, Inc. (1)	6,059	92,703
La Jolla Pharmaceutical Co. (1)	4,778	153,756
Laboratory Corp. of America Holdings (1)	133,000	21,214,830
Lantheus Holdings, Inc. (1)	7,599	155,400
LeMaitre Vascular, Inc.	4,071	129,621
Lexicon Pharmaceuticals, Inc. (1)	11,668	115,280
LHC Group, Inc. (1)	4,106	251,492
LifePoint Health, Inc. (1)	305	15,189
Ligand Pharmaceuticals, Inc. (1)	35,210	4,821,305
Loxo Oncology, Inc. (1)	6,220	523,600
Luminex Corp.	4,825	95,053

MacroGenics, Inc. (1)	2,616	49,704
Madrigal Pharmaceuticals, Inc. (1)	1,127	103,447
Magellan Health, Inc. (1)	4,847	467,978
Masimo Corp. (1)	64,082	5,434,154
Matinas BioPharma Holdings, Inc. (1)	19,297	22,385
Medicines Co. (1)	17,357	474,540
MediciNova, Inc. (1)	7,571	48,984
Medidata Solutions, Inc. (1)	276,174	17,501,146
Melinta Therapeutics, Inc. (1)	203	3,207
Meridian Bioscience, Inc.	10,158	142,212
Merit Medical Systems, Inc. (1)	88,976	3,843,763
Merrimack Pharmaceuticals, Inc.	2,236	22,919
Mersana Therapeutics, Inc. (1)	1,005	16,512
Mettler-Toledo International, Inc. (1)	40,921	25,351,378
MiMedx Group, Inc. (1)	28,401	358,137
Minerva Neurosciences, Inc. (1)	6,671	40,360
Miragen Therapeutics, Inc. (1)	2,914	30,393
Molina Healthcare, Inc. (1)	12,178	933,809
Momenta Pharmaceuticals, Inc. (1)	4,872	67,964
MyoKardia, Inc. (1)	4,974	209,405
NanoString Technologies, Inc. (1)	2,276	17,002
Natera, Inc. (1)	8,406	75,570
National Research Corp.	2,318	86,461
Natus Medical, Inc. (1)	77,510	2,960,882
Nektar Therapeutics (1)	40,751	2,433,650
Neogen Corp. (1)	60,977	5,012,919
NeoGenomics, Inc. (1)	15,131	134,061
Neos Therapeutics, Inc. (1)	6,117	62,393
Neurocrine Biosciences, Inc. (1)	4,231	328,283
Nevro Corp. (1)	7,559	521,873
NewLink Genetics Corp. (1)	8,285	67,191
Novavax, Inc. (1)	29,939	37,124
Novocure Ltd. (1)	16,119	325,604
NuVasive, Inc. (1)	370,273	21,657,268
NxStage Medical, Inc. (1)	18,351	444,645
Nymox Pharmaceutical Corp. (1)	2,679	8,841
Obalon Therapeutics, Inc. (1)	1,476	9,756
Ocular Therapeutix, Inc. (1)	6,245	27,790
Omeros Corp. (1)	12,388	240,699
Omnicell, Inc. (1)	107,976	5,236,836
Oncocyte Corp. (1)	936	4,352
OPKO Health, Inc. (1)	1,597	7,825
Optinose, Inc. (1)	1,289	24,362
OraSure Technologies, Inc. (1)	14,655	276,393
Organovo Holdings, Inc. (1)	26,900	36,046
Orthofix International (1)	883	48,300
OrthoPediatrics Corp. (1)	1,085	20,821
Ovid therapeutics, Inc. (1)	1,568	15,476
Oxford Immunotec Global Plc (1)	7,074	98,824
Pacific Biosciences of California, Inc. (1)	27,632	72,948
Pacira Pharmaceuticals, Inc. (1)	76,913	3,511,078
Paratek Pharmaceuticals, Inc. (1)	6,453	115,509
Patterson Companies, Inc.	388	14,018
Penumbra, Inc. (1)	25,385	2,388,729
PerkinElmer, Inc.	983	71,877
PetIQ, Inc. (1)	1,491	32,563
Phibro Animal Health Corp.	5,182	173,597
Pieris Pharmaceuticals, Inc. (1)	9,108	68,765
Portola Pharmaceuticals, Inc. (1)	14,414	701,674
PRA Health Sciences, Inc. (1)	31,915	2,906,499
Premier, Inc. (1)	795	23,206
Prestige Brands Holdings, Inc. (1)	163,384	7,255,883
Progenics Pharmaceuticals, Inc. (1)	19,333	115,031
Protagonist Therapeutics, Inc. (1)	1,148	23,878
Prothena Corporation Plc (1)	8,156	305,768
PTC Therapeutics, Inc. (1)	8,783	146,500
Pulse Biosciences, Inc. (1)	2,466	58,198
Puma Biotechnology, Inc. (1)	7,853	776,269
QIAGEN NV - NASDAQ Listed	3,597	111,255
Quality Systems, Inc. (1)	9,178	124,637
Quidel Corp. (1)	7,692	333,448
Quotient Ltd. (1)	4,774	23,631
R1 RCM, Inc. (1)	24,649	108,702
Ra Pharmaceuticals, Inc. (1)	3,176	26,996
Radius Health, Inc. (1)	10,411	330,757
RadNet, Inc. (1)	10,475	105,798
Reata Pharmaceuticals, Inc. (1)	3,062	86,716
Recro Pharma, Inc. (1)	324	2,997
REGENXBIO, Inc. (1)	2,086	69,360
Repligen Corp. (1)	72,809	2,641,511
ResMed, Inc.	45,566	3,858,985
Revance Therapeutics, Inc. (1)	6,244	223,223
Rhythm Pharmaceuticals, Inc. (1)	1,746	50,739
Rigel Pharmaceuticals, Inc. (1)	40,987	159,030
Rockwell Medical, Inc. (1)	11,903	69,275
RTI Surgical, Inc. (1)	11,107	45,539
SAGE Therapeutics, Inc. (1)	10,422	1,716,608
Sangamo Therapeutics, Inc. (1)	22,960	376,544
Sarepta Therapeutics, Inc. (1)	12,806	712,526
Seattle Genetics, Inc. (1)	4,587	245,405
Select Medical Holdings Corp. (1)	29,262	516,474
Selecta Biosciences, Inc. (1)	3,626	35,571
Seres Therapeutics, Inc. (1)	5,501	55,780
Sienna Biopharmaceuticals, Inc. (1)	1,024	18,586
Simulations Plus, Inc.	2,887	46,481
Spark Therapeutics, Inc. (1)	7,707	396,294
Spero Therapeutics, Inc. (1)	1,434	16,850
STAAR Surgical Co. (1)	11,089	171,880
Stemline Therapeutics, Inc. (1)	1,092	17,035
STERIS Plc	158,000	13,820,260
Strongbridge Biopharma Plc (1)	7,327	53,121
Sucampo Pharmaceuticals, Inc. (1)	5,577	100,107
Supernus Pharmaceuticals, Inc. (1)	13,483	537,298
Surgery Partners, Inc. (1)	5,154	62,363
SurModics, Inc. (1)	3,505	98,140
Syndax Pharmaceuticals, Inc. (1)	2,705	23,696
Synergy Pharmaceuticals, Inc. (1)	69,659	155,340
Syros Pharmaceuticals, Inc. (1)	3,379	32,878
Tabula Rasa HealthCare, Inc. (1)	2,618	73,435
Tactile Systems Technology, Inc. (1)	3,554	102,995
Teladoc, Inc. (1)	14,648	510,483
Teleflex, Inc.	347	86,341
Teligent, Inc. (1)	11,227	40,754
Tenet Healthcare Corp. (1)	22,560	342,010
TESARO, Inc. (1)	1,798	149,000
TG Therapeutics, Inc. (1)	14,317	117,399
The Cooper Companies, Inc.	71,315	15,538,112
The Providence Service Corp. (1)	2,568	152,385
TherapeuticsMD, Inc. (1)	45,550	275,122
Theravance Biopharma, Inc. (1)	11,470	319,898
Tivity Health, Inc. (1)	6,776	247,663
Tocagen, Inc. (1)	4,513	46,258
Trevena, Inc. (1)	773	1,237
Triple-S Management Corp. (1)	1,372	34,094
Ultragenyx Pharmaceutical, Inc. (1)	10,862	503,780
Universal Health Services, Inc.	99,427	11,270,050
US Physical Therapy, Inc.	3,376	243,747
Utah Medical Products, Inc.	777	63,248
Vanda Pharmaceuticals, Inc. (1)	11,924	181,245
Varex Imaging Corp. (1)	10,259	412,104
Varian Medical Systems, Inc. (1)	90,157	10,020,951
VBI Vaccines, Inc. (1)	9,965	42,551
Veeva Systems, Inc. (1)	81,259	4,491,998
Veracyte, Inc. (1)	6,384	41,688
Versartis, Inc. (1)	8,622	18,968
ViewRay, Inc. (1)	8,566	79,321
Viveve Medical, Inc. (1)	3,744	18,608
Vocera Communications, Inc. (1)	7,778	235,051
vTv Therapeutics, Inc. (1)	1,743	10,475
Waters Corp. (1)	96,675	18,676,643
WaVe Life Sciences Ltd. (1)	3,221	113,057
WellCare Health Plans, Inc. (1)	1,975	397,192
West Pharmaceutical Services, Inc.	66,952	6,606,154
Wright Medical Group NV (1)	28,726	637,717
XBiotech, Inc. (1)	5,075	19,996
Xencor, Inc. (1)	10,299	225,754
ZIOPHARM Oncology, Inc. (1)	35,625	147,488
Zoetis, Inc.	23,745	1,710,590
Zogenix, Inc. (1)	7,086	283,794
Zynerba Pharmaceuticals, Inc. (1)	3,109	38,925

		558,447,859

Industrials - 14.98%
A.O. Smith Corp.	348,625	21,363,740
AAON, Inc.	111,153	4,079,315

ABM Industries, Inc.	7,817	294,857
Actuant Corp.	8,222	208,017
Acuity Brands, Inc.	83,770	14,743,520
Advanced Disposal Services, Inc. (1)	12,138	290,584
Advanced Drainage Systems, Inc.	9,846	234,827
Aerojet Rocketdyne Holdings, Inc. (1)	19,342	603,470
Air Lease Corp.	291	13,994
Air Transport Services Group, Inc. (1)	16,251	376,048
Alamo Group, Inc.	2,260	255,086
Alaska Air Group, Inc.	181,639	13,352,283
Albany International Corp.	6,219	382,158
Allegiant Travel Co.	3,569	552,303
Allegion Plc	4,612	366,931
Allied Motion Technologies, Inc.	1,773	58,669
Allison Transmission Holdings, Inc.	5,997	258,291
Altra Industrial Motion Corp.	7,938	400,075
American Airlines Group, Inc.	9,047	470,715
American Woodmark Corp. (1)	3,873	504,458
AMETEK, Inc.	266,816	19,336,156
Apogee Enterprises, Inc.	7,819	357,563
Applied Industrial Technologies, Inc.	10,428	710,147
Aqua Metals, Inc. (1)	4,249	9,050
ArcBest Corp.	940	33,605
Argan, Inc.	4,078	183,510
Armstrong World Industries, Inc. (1)	2,139	129,516
Astec Industries, Inc.	2,983	174,505
Astronics Corp. (1)	5,965	247,369
Atkore International Group, Inc. (1)	8,912	191,162
Avis Budget Group, Inc. (1)	19,865	871,676
Axon Enterprise, Inc. (1)	71,371	1,891,331
AZZ, Inc.	7,300	373,030
Barnes Group, Inc.	1,828	115,658
Barrett Business Services, Inc.	1,914	123,434
Beacon Roofing Supply, Inc. (1)	172,608	11,005,486
BG Staffing, Inc.	1,745	27,815
Blue Bird Corp. (1)	943	18,766
BMC Stock Holdings, Inc. (1)	913	23,099
Brady Corp.	9,950	377,105
Builders FirstSource, Inc. (1)	30,248	659,104
BWX Technologies, Inc.	4,540	274,625
C.H. Robinson Worldwide, Inc.	6,771	603,228
Caesarstone Ltd. (1)	3,915	86,130
CAI International, Inc. (1)	1,951	55,252
Casella Waste Systems, Inc. (1)	2,111	48,595
Cintas Corp.	4,146	646,071
CIRCOR International, Inc.	2,307	112,305
Clean Harbors, Inc. (1)	1,746	94,633
Comfort Systems USA, Inc.	10,182	444,444
Commercial Vehicle Group, Inc. (1)	6,817	72,874
Continental Building Products, Inc. (1)	10,482	295,068
Copa Holdings SA	99	13,272
Copart, Inc. (1)	9,575	413,544
Covanta Holding Corp.	31,915	539,363
CSW Industrials, Inc. (1)	1,636	75,174
Cummins, Inc.	2,474	437,007
Curtiss-Wright Corp.	9,179	1,118,461
Daseke, Inc. (1)	6,198	88,569
Deluxe Corp.	13,522	1,039,030
Donaldson Co., Inc.	5,755	281,707
Douglas Dynamics, Inc.	6,140	232,092
Dover Corp.	90,816	9,171,508
Dun & Bradstreet Corp.	690	81,703
DXP Enterprises, Inc. (1)	3,422	101,189
Dycom Industries, Inc. (1)	8,361	931,666
EMCOR Group, Inc.	12,398	1,013,536
Energous Corp. (1)	5,117	99,526
Energy Recovery, Inc. (1)	10,241	89,609
EnerSys, Inc.	11,980	834,167
EnPro Industries, Inc.	5,752	537,870
EnviroStar, Inc.	997	39,880
Equifax, Inc.	5,751	678,158
Exone Co. (1)	2,839	23,848
Expeditors International of Washington, Inc.	6,030	390,081
Exponent, Inc.	7,074	502,961
Fastenal Co.	13,976	764,347
Federal Signal Corp.	3,808	76,503
Forrester Research, Inc.	2,698	119,252
Fortive Corp.	13,416	970,648
Fortune Brands Home & Security, Inc.	6,817	466,555
Forward Air Corp.	8,050	462,392
Foundation Building Materials, Inc. (1)	1,276	18,872
Franklin Covey Co. (1)	2,164	44,903
Franklin Electric Company, Inc.	12,057	553,416
Gardner Denver Holdings, Inc. (1)	3,170	107,558
Generac Holdings, Inc. (1)	16,700	826,984
General Cable Corp.	12,719	376,482
Genesee & Wyoming, Inc. (1)	65,985	5,194,999
Global Brass and Copper Holdings, Inc.	5,392	178,475
GMS, Inc. (1)	7,622	286,892
GP Strategies Corp. (1)	3,053	70,830
Graco, Inc.	7,988	361,217
Granite Construction, Inc.	8,406	533,193
Great Lakes Dredge & Dock Corp. (1)	1,313	7,090
Griffon Corp.	6,859	139,581
H&E Equipment Services, Inc.	8,733	354,996
Harris Corp.	21,610	3,061,056
Harsco Corp. (1)	21,830	407,129
Hawaiian Holdings, Inc.	12,929	515,221
HC2 Holdings, Inc. (1)	10,943	65,111
HD Supply Holdings, Inc. (1)	9,038	361,791
Healthcare Services Group, Inc.	113,423	5,979,661
Heartland Express, Inc.	12,375	288,832
Heico Corp.	100,846	9,514,820
Heico Corp. - Class A	46,866	3,704,757
Herc Holdings, Inc. (1)	6,894	431,633
Heritage Crystal Clean, Inc. (1)	2,169	47,176
Herman Miller, Inc.	14,283	572,034
Hexcel Corp.	2,879	178,066
Hill International, Inc. (1)	8,300	45,235
Hillenbrand, Inc.	17,392	777,422
HNI Corp.	12,102	466,774
Hubbell, Inc.	1,680	227,371
Hudson Technologies, Inc. (1)	9,935	60,305
Huntington Ingalls Industries, Inc.	1,801	424,496
Huttig Building Products, Inc. (1)	4,382	29,140
Hyster-Yale Materials Handling, Inc.	2,415	205,661
IDEX Corp.	299,339	39,503,768
IHS Markit Ltd. (1)	45,131	2,037,665
Ingersoll-Rand Plc	6,059	540,402
InnerWorkings, Inc. (1)	11,321	113,550
Insperity, Inc.	9,988	572,812
Insteel Industries, Inc.	4,633	131,207
Interface, Inc.	14,709	369,931
J.B. Hunt Transportation Services, Inc.	22,016	2,531,400
JELD-WEN Holding, Inc. (1)	18,896	743,936
John Bean Technologies Corp.	8,622	955,318
Kadant, Inc.	3,003	301,501
Kaman Corp.	613	36,069
KAR Auction Services, Inc.	6,539	330,285
KBR, Inc.	4,222	83,722
Kennametal, Inc.	22,010	1,065,504
KeyW Holding Corp. (1)	144,090	845,808
Kforce, Inc.	6,567	165,817
Kimball International, Inc.	8,470	158,135
Knight-Swift Transportation Holdings, Inc.	34,744	1,519,008
Knoll, Inc.	12,280	282,931
Kornit Digital Ltd. (1)	76,165	1,230,065
Kratos Defense & Security Solutions, Inc. (1)	9,162	97,026
Landstar System, Inc.	38,846	4,043,869
Lawson Products, Inc. (1)	1,315	32,546
Lennox International, Inc.	1,715	357,166
Lincoln Electric Holdings, Inc.	2,817	257,981
Lindsay Corp.	2,907	256,397
Lydall, Inc. (1)	4,662	236,596
Masco Corp.	9,863	433,380
Masonite International Corp. (1)	7,776	576,590
MasTec, Inc. (1)	18,212	891,477
Matson, Inc.	5,479	163,493
Matthews International Corp.	8,583	453,182
McGrath RentCorp	385	18,087
Mercury Systems, Inc. (1)	12,017	617,073
Milacron Holdings Corp. (1)	12,983	248,495

Miller Industries, Inc.	188	4,850
Mistras Group, Inc. (1)	517	12,134
Moog, Inc. (1)	803	69,741
MSA Safety, Inc.	9,352	724,967
MSC Industrial Direct Co., Inc.	24,891	2,405,964
Mueller Industries, Inc.	15,508	549,448
Mueller Water Products, Inc.	26,058	326,507
Multi-Color Corp.	3,698	276,795
MYR Group, Inc. (1)	1,936	69,173
National Presto Industries, Inc.	130	12,928
Navistar International Corp. (1)	795	34,090
NCI Building Systems, Inc. (1)	11,145	215,098
NN, Inc.	7,559	208,628
Nordson Corp.	170,776	25,001,606
NV5 Global, Inc. (1)	1,607	87,019
Old Dominion Freight Line, Inc.	1,824	239,947
Omega Flex, Inc.	806	57,556
On Assignment, Inc. (1)	13,716	881,527
Orion Group Holdings, Inc. (1)	3,691	28,901
Parker-Hannifin Corp.	5,527	1,103,079
Patrick Industries, Inc. (1)	6,662	462,641
Paylocity Holding Corp. (1)	7,222	340,590
PGT Innovations, Inc. (1)	13,453	226,683
Plug Power, Inc. (1)	60,757	143,387
Ply Gem Holdings, Inc. (1)	5,980	110,630
Primoris Services Corp.	140,953	3,832,512
Proto Labs, Inc. (1)	51,699	5,324,997
Quad/Graphics, Inc.	4,741	107,147
Quanex Building Products Corp.	702	16,427
Quanta Services, Inc. (1)(1)	1,769	69,186
Radiant Logistics, Inc. (1)	10,091	46,419
Raven Industries, Inc.	10,011	343,878
RBC Bearings, Inc. (1)	54,692	6,913,069
REV Group, Inc.	6,365	207,053
Ritchie Bros Auctioneers, Inc.	464,000	13,887,520
Robert Half International, Inc.	5,971	331,629
Rockwell Automation, Inc.	133,961	26,303,242
Rockwell Collins, Inc.	7,832	1,062,176
Rollins, Inc.	4,586	213,387
Roper Technologies, Inc.	4,591	1,189,069
RR Donnelley & Sons Co.	5,506	51,206
Rush Enterprises, Inc. - Class A (1)	4,081	207,356
Rush Enterprises, Inc. - Class B (1)	606	29,215
Saia, Inc. (1)	3,081	217,981
Schneider National, Inc.	10,569	301,851
Sensata Technologies Holding NV (1)	4,118	210,471
Simpson Manufacturing Company, Inc.	1,658	95,186
SiteOne Landscape Supply, Inc. (1)	50,390	3,864,913
Snap-on, Inc.	363	63,271
SP Plus Corp. (1)	1,386	51,421
Spartan Motors, Inc.	5,542	87,286
Sparton Corp. (1)	131	3,021
SPX Corp. (1)	11,545	362,398
SPX FLOW, Inc. (1)	2,985	141,937
Standex International Corp.	2,680	272,958
Stanley Black & Decker, Inc.	755	128,116
Steelcase, Inc.	18,696	284,179
Stericycle, Inc. (1)	185,000	12,578,150
Sterling Construction Company, Inc. (1)	1,667	27,139
Sun Hydraulics Corp.	6,488	419,709
Team, Inc. (1)	3,668	54,653
Tennant Co.	4,527	328,887
Tetra Tech, Inc.	14,258	686,523
The Brink’s Co.	12,709	1,000,198
The Middleby Corp. (1)	8,394	1,132,770
The Toro Co.	82,890	5,406,915
TPI Composites, Inc. (1)	2,894	59,211
TransDigm Group, Inc.	2,335	641,238
TransUnion (1)	7,612	418,356
Trex Company, Inc. (1)	8,228	891,833
TriNet Group, Inc. (1)	11,404	505,653
TrueBlue, Inc. (1)	639	17,573
Tutor Perini Corp. (1)	1,516	38,431
UniFirst Corp.	22,804	3,760,380
United Rentals, Inc. (1)	123,726	21,269,737
Univar, Inc. (1)	5,481	169,692
Universal Forest Products, Inc.	14,432	542,932
Universal Logistics Holdings, Inc.	1,528	36,290
US Ecology, Inc.	5,956	303,756
Vectrus, Inc. (1)	528	16,289
Verisk Analytics, Inc. (1)	221,052	21,220,992
Viad Corp.	3,285	181,989
Vicor Corp. (1)	4,133	86,380
W.W. Grainger, Inc.	2,337	552,116
Wabash National Corp.	4,435	96,240
WABCO Holdings, Inc. (1)	141,835	20,353,323
Wabtec Corp.	256,341	20,873,848
WageWorks, Inc. (1)	142,480	8,833,760
Watsco, Inc.	36,518	6,209,521
Watts Water Technologies, Inc.	4,461	338,813
Welbilt, Inc. (1)	181,088	4,257,379
Willdan Group, Inc. (1)	2,065	49,436
Woodward, Inc.	14,839	1,135,777
XPO Logistics, Inc. (1)	4,217	386,235
Xylem, Inc.	4,526	308,673
YRC Worldwide, Inc. (1)	2,020	29,048

		453,650,853

Information Technology - 24.34%
2U, Inc. (1)	37,908	2,445,445
3D Systems Corp. (1)	30,341	262,146
8x8, Inc. (1)	113,295	1,597,460
A10 Networks, Inc. (1)	13,436	103,726
Acacia Communications, Inc. (1)	4,811	174,303
ACI Worldwide, Inc. (1)	31,786	720,589
Acxiom Corp. (1)	11,185	308,259
Advanced Energy Industries, Inc. (1)	11,122	750,513
Advanced Micro Devices, Inc. (1)	40,636	417,738
Aerohive Networks, Inc. (1)	8,654	50,453
Akamai Technologies, Inc. (1)	149,000	9,690,960
Akoustis Technologies, Inc. (1)	3,557	22,160
Alarm.com Holdings, Inc. (1)	5,668	213,967
Alliance Data Systems Corp.	68,506	17,364,901
Alpha and Omega Semiconductor Ltd. (1)	287	4,695
Alteryx, Inc. (1)	6,427	162,410
Ambarella, Inc. (1)	3,835	225,306
Amber Road, Inc. (1)	5,478	40,209
American Software, Inc.	4,079	47,439
Amkor Technology, Inc. (1)	1,277	12,834
Amphenol Corp.	14,411	1,265,286
Analog Devices, Inc.	17,676	1,573,694
ANGI Homeservices, Inc. (1)	179,608	1,878,700
ANSYS, Inc. (1)	114,591	16,912,486
Appfolio, Inc. (1)	2,571	106,697
Applied Optoelectronics, Inc. (1)	5,213	197,156
Apptio, Inc. (1)	6,459	151,916
Aquantia Corp. (1)	1,150	13,030
Arista Networks, Inc. (1)	2,552	601,200
Aspen Technology, Inc. (1)	437,649	28,972,364
Atlassian Corporation Plc (1)	422,176	19,217,452
Autodesk, Inc. (1)	8,202	859,816
Avid Technology, Inc. (1)	6,485	34,954
Axcelis Technologies, Inc. (1)	8,359	239,903
Badger Meter, Inc.	7,773	371,549
Barracuda Networks, Inc. (1)	7,042	193,655
Bel Fuse, Inc.	581	14,627
Benefitfocus, Inc. (1)	4,325	116,775
Black Knight, Inc. (1)	5,206	229,845
Blackbaud, Inc.	163,264	15,426,815
Blackhawk Network Holdings, Inc. (1)	15,472	551,577
Blackline, Inc. (1)	4,258	139,662
Blucora, Inc. (1)	2,475	54,698
Booz Allen Hamilton Holding Corp.	6,445	245,748
Bottomline Technologies, Inc. (1)	9,483	328,870
Box, Inc. (1)	22,028	465,231
Brightcove, Inc. (1)	9,146	64,937
Broadridge Financial Solutions, Inc.	5,654	512,139
BroadSoft, Inc. (1)	8,723	478,893
Brooks Automation, Inc.	19,003	453,222
Cabot Microelectronics Corp.	7,001	658,654
Cadence Design Systems, Inc. (1)	98,194	4,106,473
CalAmp Corp. (1)	9,691	207,678
Callidus Software, Inc. (1)	18,636	533,921
Carbonite, Inc. (1)	6,738	169,124

Cardtronics Plc (1)	12,718	235,537
Care.com, Inc. (1)	3,623	65,359
Cass Information Systems, Inc.	3,353	195,178
Cavium, Inc. (1)	35,558	2,980,827
CDK Global, Inc.	6,174	440,083
CDW Corp.	7,209	500,953
CEVA, Inc. (1)	5,948	274,500
ChannelAdvisor Corp. (1)	6,394	57,546
Check Point Software Technologies Ltd. (1)	72,270	7,488,617
Ciena Corp. (1)	38,708	810,158
Cimpress (1)	6,958	834,125
Cirrus Logic, Inc. (1)	17,640	914,810
Citrix Systems, Inc. (1)	168,978	14,870,064
Clearfield, Inc. (1)	3,154	38,637
Cloudera, Inc. (1)	26,760	442,075
Cognex Corp.	163,662	10,009,568
Coherent, Inc. (1)	1,182	333,584
Cohu, Inc.	1,290	28,316
CommerceHub, Inc. - Class A (1)	3,675	80,813
CommerceHub, Inc. - Class C (1)	7,899	162,640
CommScope Holding Co., Inc. (1)	4,623	174,888
CommVault Systems, Inc. (1)	10,888	571,620
Control4 Corp. (1)	6,246	185,881
CoreLogic, Inc. (1)	2,346	108,409
Cornerstone OnDemand, Inc. (1)	14,449	510,483
CoStar Group, Inc. (1)	18,355	5,450,517
Coupa Software, Inc. (1)	8,622	269,179
CPI Card Group, Inc.	994	3,648
CSG Systems International, Inc.	7,593	332,725
CSRA, Inc.	7,761	232,209
CyberArk Software Ltd. (1)	26,869	1,112,108
CyberOptics Corp. (1)	939	14,085
Cypress Semiconductor Corp.	1,297	19,766
Daktronics, Inc.	5,651	51,594
Dell Technologies Inc - VMware, Inc. (1)	9,894	804,184
Diebold Nixdorf, Inc.	20,762	339,459
Digimarc Corp. (1)	2,579	93,231
Diodes, Inc. (1)	2,697	77,323
Dolby Laboratories, Inc.	67,171	4,164,602
DST Systems, Inc.	298	18,497
DXC Technology Co.	13,674	1,297,663
Eastman Kodak Co. (1)	3,784	11,730
Ebix, Inc.	6,630	525,428
Electronic Arts, Inc. (1)	20,624	2,166,757
Electronics For Imaging, Inc. (1)	12,571	371,222
Ellie Mae, Inc. (1)	54,356	4,859,426
EMCORE Corp. (1)	1,847	11,913
Endurance International Group Holdings, Inc. (1)	15,790	132,636
Entegris, Inc.	38,887	1,184,109
Envestnet, Inc. (1)	93,660	4,668,951
EPAM Systems, Inc. (1)	13,640	1,465,345
ePlus, Inc. (1)	3,645	274,104
Etsy, Inc. (1)	33,109	677,079
Euronet Worldwide, Inc. (1)	42,592	3,589,228
Everbridge, Inc. (1)	4,636	137,782
Everi Holdings, Inc. (1)	17,268	130,201
EVERTEC, Inc.	14,178	193,530
ExlService Holdings, Inc. (1)	154,471	9,322,325
Extreme Networks, Inc. (1)	30,850	386,242
F5 Networks, Inc. (1)	3,075	403,502
Fabrinet (1)	9,944	285,393
FactSet Research Systems, Inc.	1,867	359,883
Fair Isaac Corp.	8,225	1,260,070
FARO Technologies, Inc. (1)	1,148	53,956
Fidelity National Information Services, Inc.	9,036	850,197
Finisar Corp. (1)	14,696	299,064
First Data Corp. (1)	22,998	384,297
Fiserv, Inc. (1)	10,236	1,342,247
Five9, Inc. (1)	14,433	359,093
FleetCor Technologies, Inc. (1)	4,303	828,026
FLIR Systems, Inc.	215,522	10,047,636
ForeScout Technologies, Inc. (1)	1,203	38,364
FormFactor, Inc. (1)	20,040	313,626
Fortinet, Inc. (1)	878,687	38,389,835
Gartner, Inc. (1)	4,229	520,801
Genpact Ltd.	7,265	230,591
Global Payments, Inc.	7,329	734,659
Glu Mobile, Inc. (1)	1,908	6,945
GoDaddy, Inc. (1)	6,097	306,557
Gogo, Inc. (1)	15,461	174,400
GrubHub, Inc. (1)	376,149	27,007,498
GTT Communications, Inc. (1)	8,544	401,141
Guidewire Software, Inc. (1)	191,158	14,195,393
Hackett Group, Inc.	6,699	105,241
Hortonworks, Inc. (1)	13,921	279,951
HubSpot, Inc. (1)	9,335	825,214
Ichor Holdings Ltd. (1)	4,899	120,515
II-VI, Inc. (1)	4,921	231,041
Immersion Corp. (1)	7,865	55,527
Imperva, Inc. (1)	9,232	366,510
Impinj, Inc. (1)	4,896	110,307
Information Services Group, Inc. (1)	5,558	23,177
Inphi Corp. (1)	11,426	418,192
Insight Enterprises, Inc. (1)	3,762	144,047
Instructure, Inc. (1)	6,027	199,494
Integrated Device Technology, Inc. (1)	110,400	3,282,192
InterActiveCorp (1)	3,368	411,839
Interdigital, Inc.	9,466	720,836
Internap Corp. (1)	5,497	86,358
Intevac, Inc. (1)	5,298	36,291
IPG Photonics Corp. (1)	98,986	21,195,872
Iteris, Inc. (1)	6,457	45,005
Itron, Inc. (1)	9,335	636,647
J2 Global, Inc.	72,924	5,471,488
Jack Henry & Associates, Inc.	3,734	436,729
KEMET Corp. (1)	15,157	228,264
KLA-Tencor Corp.	7,575	795,905
Kopin Corp. (1)	14,854	47,533
Lam Research Corp.	7,791	1,434,089
Lattice Semiconductor Corp. (1)	33,289	192,410
Limelight Networks, Inc. (1)	8,921	39,342
Littelfuse, Inc.	36,303	7,181,459
LivePerson, Inc. (1)	14,697	169,016
LogMeIn, Inc.	123,995	14,197,428
Lumentum Holdings, Inc. (1)	17,187	840,444
MACOM Technology Solutions Holdings, Inc. (1)	11,239	365,717
Majesco, Inc. (1)	1,055	5,665
Manhattan Associates, Inc. (1)	50,830	2,518,118
Match Group, Inc. (1)	1,755	54,949
Maxim Integrated Products, Inc.	13,578	709,858
MAXIMUS, Inc.	17,628	1,261,812
MaxLinear, Inc. (1)	16,977	448,532
Meet Group, Inc. (1)	2,988	8,426
MercadoLibre, Inc.	99,322	31,252,661
Mesa Laboratories, Inc.	882	109,633
Methode Electronics, Inc.	9,763	391,496
Microchip Technology, Inc.	62,359	5,480,109
Microsemi Corp. (1)	48,351	2,497,329
MicroStrategy, Inc. (1)	1,491	195,768
MicroVision, Inc. (1)	20,962	34,168
MINDBODY, Inc. (1)	11,743	357,574
Mitek Systems, Inc. (1)	8,190	73,301
MKS Instruments, Inc.	14,842	1,402,569
MobileIron, Inc. (1)	15,158	59,116
Model N, Inc. (1)	6,280	98,910
MoneyGram International, Inc. (1)	723	9,529
Monolithic Power Systems, Inc.	77,717	8,732,282
Monotype Imaging Holdings, Inc.	5,502	132,598
Motorola Solutions, Inc.	761	68,749
MuleSoft, Inc. (1)	6,594	153,376
Nanometrics, Inc. (1)	5,361	133,596
Napco Security Technologies, Inc. (1)	2,960	25,900
National Instruments Corp.	50,315	2,094,613
NCR Corp. (1)	5,797	197,040
NetApp, Inc.	11,214	620,358
New Relic, Inc. (1)	8,336	481,571
NIC, Inc.	17,822	295,845
Nice Ltd. - ADR	147,645	13,570,052
Novanta, Inc. (1)	8,848	442,400
Nutanix, Inc. (1)	29,358	1,035,750
NVE Corp.	1,226	105,436
Oclaro, Inc. (1)	40,050	269,937
Okta, Inc. (1)	223,122	5,714,154

Ominto, Inc. (1)	2,891	9,801
ON Semiconductor Corp. (1)	73,716	1,543,613
OSI Systems, Inc. (1)	4,792	308,509
Palo Alto Networks, Inc. (1)	212,932	30,862,364
Pandora Media, Inc. (1)	11,332	54,620
Park City Group, Inc. (1)	3,482	33,253
Paychex, Inc.	15,534	1,057,555
Paycom Software, Inc. (1)	131,881	10,594,001
PCM, Inc. (1)	1,047	10,365
PDF Solutions, Inc. (1)	7,130	111,941
Pegasystems, Inc.	10,120	477,158
Perficient, Inc. (1)	786	14,989
Pixelworks, Inc. (1)	7,372	46,665
Plantronics, Inc.	9,059	456,392
Power Integrations, Inc.	125,744	9,248,471
Presidio, Inc. (1)	3,992	76,527
Progress Software Corp.	10,994	468,015
Proofpoint, Inc. (1)	60,644	5,385,794
PROS Holdings, Inc. (1)	40,508	1,071,437
PTC, Inc. (1)	39,312	2,388,990
Pure Storage, Inc. (1)	26,679	423,129
Q2 Holdings, Inc. (1)	56,090	2,066,917
QAD, Inc.	1,705	66,239
Qorvo, Inc. (1)	3,172	211,255
Qualys, Inc. (1)	138,536	8,222,112
Quantenna Communications, Inc. (1)	5,734	69,955
Quantum Corp. (1)	1,364	7,679
Quotient Technology, Inc. (1)	20,509	240,981
Radisys Corp. (1)	1,612	1,620
Rambus, Inc. (1)	7,616	108,300
Rapid7, Inc. (1)	5,646	105,354
RealPage, Inc. (1)	16,137	714,869
Red Hat, Inc. (1)	238,365	28,627,637
Reis, Inc.	2,470	51,006
Rogers Corp. (1)	4,922	796,970
Rosetta Stone, Inc. (1)	801	9,988
Rudolph Technologies, Inc. (1)	7,823	186,970
Sabre Corp.	7,817	160,249
Science Applications International Corp.	11,863	908,350
Semtech Corp. (1)	196,882	6,733,364
SendGrid, Inc. (1)	1,751	41,971
ServiceNow, Inc. (1)	8,071	1,052,378
ServiceSource International, Inc. (1)	13,375	41,329
Shopify, Inc. (1)	21,795	2,201,295
Shutterstock, Inc. (1)	5,176	222,723
Silicon Laboratories, Inc. (1)	11,471	1,012,889
Silver Spring Networks, Inc. (1)	2,727	44,286
Skyworks Solutions, Inc.	8,907	845,720
SMART Global Holdings, Inc. (1)	1,032	34,778
Splunk, Inc. (1)	560,218	46,408,459
SPS Commerce, Inc. (1)	4,656	226,235
Square, Inc. (1)	78,853	2,733,834
SS&C Technologies Holdings, Inc.	7,658	309,996
Stamps.com, Inc. (1)	17,549	3,299,212
StarTek, Inc. (1)	2,650	26,421
Stratasys Ltd. (1)	6,764	135,009
Super Micro Computer, Inc. (1)	2,274	47,583
Switch, Inc.	54,905	998,722
Sykes Enterprises, Inc. (1)	981	30,852
Symantec Corp.	29,517	828,247
Synaptics, Inc. (1)	9,362	373,918
SYNNEX Corp.	1,592	216,432
Synopsys, Inc. (1)	114,549	9,764,157
Syntel, Inc. (1)	9,209	211,715
Tableau Software, Inc. (1)	211,155	14,611,926
Take-Two Interactive Software, Inc. (1)	44,615	4,897,835
Tech Data Corp. (1)	744	72,890
TechTarget, Inc. (1)	2,010	27,979
Telenav, Inc. (1)	3,951	21,731
TeleTech Holdings, Inc.	3,759	151,300
Teradyne, Inc.	8,953	374,862
The Western Union Co.	22,231	422,611
Tintri, Inc. (1)	2,356	12,016
Total System Services, Inc.	8,758	692,670
Trade Desk, Inc. (1)	6,568	300,355
Trimble, Inc. (1)	9,592	389,819
TrueCar, Inc. (1)	19,082	213,718
TTM Technologies, Inc. (1)	5,336	83,615
Tucows, Inc. (1)	2,460	172,323
Twilio, Inc. (1)	17,635	416,186
Twitter, Inc. (1)	1,990	47,780
Tyler Technologies, Inc. (1)	16,170	2,862,899
Ubiquiti Networks, Inc. (1)	6,123	434,855
Ultimate Software Group, Inc. (1)	17,228	3,759,666
Ultra Clean Holdings, Inc. (1)	8,947	206,586
Unisys Corp. (1)	9,511	77,515
Universal Display Corp.	2,010	347,027
Upland Software, Inc. (1)	2,216	47,999
USA Technologies, Inc. (1)	13,621	132,805
Vantiv, Inc. (1)	7,749	569,939
Varonis Systems, Inc. (1)	5,297	257,169
VASCO Data Security International, Inc. (1)	708	9,841
VeriFone Systems, Inc. (1)	2,470	43,744
Verint Systems, Inc. (1)	2,852	119,356
VeriSign, Inc. (1)	4,114	470,806
Veritone, Inc. (1)	826	19,163
Versum Materials, Inc.	466	17,638
ViaSat, Inc. (1)	792	59,281
Viavi Solutions, Inc. (1)	23,874	208,659
VirnetX Holding Corp. (1)	13,763	50,923
Virtusa Corp. (1)	5,477	241,426
Web.com Group, Inc. (1)	10,670	232,606
Western Digital Corp.	2,064	164,150
WEX, Inc. (1)	121,691	17,186,420
Workday, Inc. (1)	377,206	38,376,938
Workiva, Inc. (1)	7,192	153,909
Xcerra Corp. (1)	12,982	127,094
Xilinx, Inc.	11,372	766,700
XO Group, Inc. (1)	4,877	90,029
Xperi Corp.	13,596	331,742
Yelp, Inc. (1)	21,888	918,420
Yext, Inc. (1)	6,598	79,374
Zebra Technologies Corp. (1)	2,538	263,444
Zendesk, Inc. (1)	27,381	926,573
Zillow Group, Inc. - Class A (1)	1,808	73,658
Zillow Group, Inc. - Class C (1)	3,578	146,412
Zix Corp. (1)	14,352	62,862

		736,986,972

Materials - 4.60%
A. Schulman, Inc.	7,945	295,951
AdvanSix, Inc. (1)	7,008	294,827
Albemarle Corp.	6,158	787,547
AptarGroup, Inc.	330,186	28,488,448
Ardagh Group SA	431	9,094
Avery Dennison Corp.	4,019	461,622
Axalta Coating Systems Ltd. (1)	10,289	332,952
Balchem Corp.	90,438	7,289,303
Ball Corp.	9,271	350,907
Berry Global Group, Inc. (1)	497,579	29,192,960
Boise Cascade Co.	2,018	80,518
Calgon Carbon Corp.	1,123	23,920
Celanese Corp.	3,913	419,004
Century Aluminum Co. (1)	765	15,025
Chase Corp.	1,986	239,313
Chemours Co.	8,915	446,285
Codexis, Inc. (1)	10,456	87,308
Coeur Mining, Inc. (1)	7,882	59,115
Compass Minerals International, Inc.	8,630	623,517
Crown Holdings, Inc. (1)	4,378	246,262
Deltic Timber Corp.	3,007	275,291
Eagle Materials, Inc.	2,248	254,698
Ferro Corp. (1)	22,831	538,583
Flotek Industries, Inc. (1)	1,672	7,792
FMC Corp.	6,457	611,220
Forterra, Inc. (1)	5,061	56,177
Freeport-McMoRan, Inc. (1)	12,880	244,205
Graphic Packaging Holding Co.	446,840	6,903,678
Greif, Inc. - Class A	6,266	379,594
Greif, Inc. - Class B	1,355	93,969
Hawkins, Inc.	512	18,022
HB Fuller Co.	10,680	575,332
Huntsman Corp.	4,705	156,629
Ingevity Corp. (1)	85,168	6,001,789

International Flavors & Fragrances, Inc.	35,816	5,465,880
International Paper Co.	18,095	1,048,424
KapStone Paper and Packaging Corp.	23,972	543,925
Klondex Mines Ltd. (1)	13,964	36,446
KMG Chemicals, Inc.	3,601	237,954
Koppers Holdings, Inc. (1)	5,591	284,582
Kraton Corp. (1)	1,740	83,816
Kronos Worldwide, Inc.	6,188	159,465
Louisiana-Pacific Corp. (1)	37,381	981,625
Martin Marietta Materials, Inc.	112,745	24,921,155
Minerals Technologies, Inc.	5,510	379,363
Myers Industries, Inc.	6,289	122,635
Neenah Paper, Inc.	3,816	345,920
NewMarket Corp.	12,011	4,773,051
OMNOVA Solutions, Inc. (1)	7,723	77,230
Owens-Illinois, Inc. (1)	6,158	136,523
Packaging Corporation of America	4,509	543,560
Platform Specialty Products Corp. (1)	4,710	46,723
PolyOne Corp.	22,090	960,915
PQ Group Holdings, Inc. (1)	3,008	49,482
Quaker Chemical Corp.	3,544	534,400
Rayonier Advanced Materials, Inc.	7,424	151,821
Reliance Steel & Aluminum Co.	65,064	5,581,841
Royal Gold, Inc.	1,146	94,110
RPM International, Inc.	5,766	302,254
Schweitzer-Mauduit International, Inc.	1,556	70,580
Scotts Miracle-Gro Co.	1,911	204,458
Sealed Air Corp.	4,395	216,673
Sensient Technologies Corp.	12,171	890,309
Silgan Holdings, Inc.	3,621	106,421
Southern Copper Corp.	3,541	168,020
Steel Dynamics, Inc.	1,409	60,770
Stepan Co.	3,523	278,211
Summit Materials, Inc. (1)	30,383	955,242
Trinseo S.A.	8,735	634,161
United States Lime & Minerals, Inc.	34	2,621
US Concrete, Inc. (1)	4,348	363,710
Valhi, Inc.	368	2,271
Verso Corp. (1)	533	9,365
Vulcan Materials Co.	5,910	758,667
W.R. Grace & Co.	3,274	229,606
Westlake Chemical Corp.	870	92,681
Worthington Industries, Inc.	11,208	493,824

		139,261,547

Real Estate - 2.71%
Alexander’s, Inc.	559	221,280
Altisource Portfolio Solutions S.A. (1)	3,056	85,568
American Assets Trust, Inc.	4,054	155,025
Armada Hoffler Properties, Inc.	11,183	173,672
Boston Properties, Inc.	1,115	144,983
CareTrust REIT, Inc.	19,105	320,200
CBRE Group, Inc. (1)	6,257	270,991
City Office REIT, Inc.	1,697	22,078
Clipper Realty, Inc.	451	4,506
Community Healthcare Trust, Inc.	977	27,454
Consolidated-Tomoka Land Co.	940	59,690
CoreSite Realty Corp.	48,809	5,559,345
Corporate Office Properties Trust	127,007	3,708,604
CubeSmart	5,901	170,657
CyrusOne, Inc.	3,833	228,179
Digital Realty Trust, Inc.	7,528	857,439
Douglas Emmett, Inc.	6,140	252,108
EastGroup Properties, Inc.	9,204	813,450
Equity Lifestyle Properties, Inc.	3,926	349,493
Extra Space Storage, Inc.	4,988	436,201
Federal Realty Investment Trust	1,343	178,364
First Industrial Realty Trust, Inc.	7,420	233,507
Four Corners Property Trust, Inc.	11,832	304,082
Gaming and Leisure Properties, Inc.	3,125	115,625
Global Medical REIT, Inc.	406	3,329
Gramercy Property Trust	6,379	170,064
HFF, Inc.	10,158	494,085
Hudson Pacific Properties, Inc.	118,112	4,045,336
Iron Mountain, Inc.	11,693	441,177
Jones Lang LaSalle, Inc.	136,854	20,381,666
Kennedy-Wilson Holdings, Inc.	17,391	301,734
Lamar Advertising Co.	3,591	266,596
LTC Properties, Inc.	4,454	193,972
Marcus & Millichap, Inc. (1)	4,463	145,538
Maui Land & Pineapple Co, Inc. (1)	1,885	32,611
MedEquities Realty Trust, Inc.	2,140	24,011
Monmouth Real Estate Investment Corp.	3,160	56,248
National Health Investors, Inc.	4,972	374,789
National Storage Affiliates Trust Co.	1,259	34,320
NexPoint Residential Trust, Inc.	277	7,739
Outfront Media, Inc.	920	21,344
Physicians Realty Trust	26,900	483,931
Potlatch Corp.	11,022	549,998
PS Business Parks, Inc.	5,423	678,363
QTS Realty Trust, Inc.	13,481	730,131
Redfin Corp. (1)	945	29,597
Retail Opportunity Investments Corp.	3,090	61,646
Rexford Industrial Realty, Inc.	9,162	267,164
RMR Group, Inc.	1,909	113,204
Ryman Hospitality Properties, Inc.	12,147	838,386
Sabra Health Care REIT, Inc.	8,168	153,313
Safety Income and Growth, Inc.	819	14,414
Saul Centers, Inc.	2,847	175,802
SBA Communications Corp. (1)	187,315	30,599,778
Tanger Factory Outlet Centers, Inc.	275	7,290
Taubman Centers, Inc.	1,385	90,621
Terreno Realty Corp.	117,845	4,131,646
The GEO Group, Inc.	7,322	172,799
Trinity Place Holdings, Inc. (1)	4,671	32,463
UMH Properties, Inc.	6,829	101,752
Universal Health Realty Income Trust	3,505	263,261
Urban Edge Properties	28,137	717,212
Washington Real Estate Investment Trust	7,824	243,483

		82,143,314

Telecommunication Services - 0.24%
Boingo Wireless, Inc. (1)	10,507	236,408
Cogent Communications Holdings, Inc.	11,327	513,113
Consolidated Communications Holdings, Inc.	9,651	117,646
General Communication, Inc. (1)	6,908	269,550
Globalstar, Inc. (1)	102,409	134,156
IDT Corp.	2,972	31,503
Iridium Communications, Inc. (1)	244,506	2,885,171
Ooma, Inc. (1)	4,767	56,966
ORBCOMM, Inc. (1)	16,901	172,052
RingCentral, Inc. (1)	17,820	862,488
Shenandoah Telecommunications Co.	12,845	434,161
Straight Path Communications, Inc. (1)	2,703	491,378
Vonage Holdings Corp. (1)	56,117	570,710
Zayo Group Holdings, Inc. (1)	8,993	330,942

		7,106,244

Utilities - 0.08%
American States Water Co.	6,926	401,085
Atlantic Power Corp. (1)	23,031	54,123
California Water Service Group	8,211	372,369
Chesapeake Utilities Corp.	506	39,746
Evoqua Water Technologies Corp. (1)	4,669	110,702
Global Water Resources, Inc.	2,416	22,565
MGE Energy, Inc.	4,727	298,274
Middlesex Water Co.	3,694	147,427
New Jersey Resources Corp.	1,799	72,320
NRG Energy, Inc.	2,893	82,393
Ormat Technologies, Inc.	5,258	336,302
Pattern Energy Group, Inc.	4,634	99,585
Pure Cycle Corp. (1)	4,534	37,859
RGC Resources, Inc.	692	18,739
Southwest Gas Holdings, Inc.	1,294	104,141
Spark Energy, Inc.	2,855	35,402
York Water Co.	3,107	105,327

		2,338,359

Total Common Stocks (Cost $2,356,353,157)		$2,891,502,097

RIGHTS - 0.00%(2)
Healthcare - 0.00%(2)
Dyax Corp. 12/31/2019 (1)(4)	15,849	$57,056

TOTAL RIGHTS (Cost $35,670)		$57,056

SHORT-TERM INVESTMENTS - 3.96%
Money Market Funds - 3.96%

Goldman Sachs Financial Square Government Fund - Class I, 1.19% (3)	59,884,583	$59,884,583
JPMorgan U.S. Government Money Market Fund - Class I, 1.17% (3)	59,889,953	59,889,953

Total Short-Term Investments (Cost $119,774,536)		$119,774,536

TOTAL INVESTMENTS IN SECURITIES - 99.45% (Cost $2,476,163,363)		$3,011,333,689
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.55%		16,805,155

TOTAL NET ASSETS - 100.00%		$3,028,138,844

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-Income Producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $57,056 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.91%
Consumer Discretionary - 10.68%
1-800-Flowers.com, Inc. (1)	4,588	$49,092
Aaron’s, Inc.	66,643	2,655,724
Abercrombie & Fitch Co.	17,057	297,303
Acushnet Holdings Corp.	427,050	9,002,214
Adient Plc	242,929	19,118,512
Adtalem Global Education, Inc.	15,054	633,021
Advance Auto Parts, Inc.	1,607	160,202
AMC Entertainment Holdings, Inc.	13,109	197,946
American Axle & Manufacturing Holdings, Inc. (1)	24,248	412,943
American Eagle Outfitters, Inc.	154,104	2,897,155
American Public Education, Inc. (1)	3,813	95,516
America’s Car-Mart, Inc. (1)	1,111	49,606
Aramark	349,731	14,947,503
Ascena Retail Group, Inc. (1)	41,286	97,022
Ascent Capital Group, Inc. (1)	2,469	28,369
At Home Group, Inc. (1)	286	8,692
AutoNation, Inc. (1)	1,782	91,470
AutoZone, Inc. (1)	122	86,787
AV Homes, Inc. (1)	3,032	50,483
Barnes & Noble Education, Inc. (1)	9,231	76,063
Barnes & Noble, Inc.	14,823	99,314
Bassett Furniture Industries, Inc.	2,481	93,286
Beasley Broadcast Group, Inc.	1,733	23,222
Beazer Homes USA, Inc. (1)	7,527	144,594
Bed Bath & Beyond, Inc.	50,730	1,115,553
Belmond Ltd. (1)	22,059	270,223
Best Buy, Inc.	63,032	4,315,801
Big 5 Sporting Goods Corp.	5,332	40,523
Biglari Holdings, Inc. (1)	248	102,771
Bojangles, Inc. (1)	425,850	5,025,030
Boot Barn Holdings, Inc. (1)	2,787	46,292
Borgwarner, Inc.	287,885	14,708,045
Boyd Gaming Corp.	1,829	64,106
Bridgepoint Education, Inc. (1)	583	4,839
Brinker International, Inc.	3,002	116,598
Brunswick Corp.	356,895	19,707,742
Buckle, Inc.	7,285	173,019
Build-A-Bear Workshop, Inc. (1)	3,144	28,925
Burlington Stores, Inc. (1)	913	112,326
Caesars Entertainment Corp. (1)	32,458	410,594
CalAtlantic Group, Inc.	2,516	141,877
Caleres, Inc.	10,758	360,178
Callaway Golf Co.	22,928	319,387
Cambium Learning Group, Inc. (1)	2,012	11,428
Capella Education Company	165	12,771
Career Education Corp. (1)	16,384	197,919
Carriage Services, Inc.	2,086	53,631
Carrols Restaurant Group, Inc. (1)	8,603	104,526
Carvana Co. (1)	3,097	59,215
Cato Corp.	5,840	92,973
CBS Corp.	146,648	8,652,232
Central European Media Enterprises Ltd. (1)	20,844	96,925
Century Casinos, Inc. (1)	5,856	53,465
Century Communities, Inc. (1)	4,257	132,393
Chicos FAS, Inc.	31,271	275,810
Children’s Place, Inc.	14,000	2,034,900
Cinemark Holdings, Inc.	3,297	114,802
Citi Trends, Inc.	3,265	86,392
Clarus Corp. (1)	5,051	39,650
Clear Channel Outdoor Holdings, Inc.	8,532	39,247
Columbia Sportswear Co.	133,479	9,594,470
Conn’s, Inc. (1)	4,554	161,895
Container Store Group, Inc. (1)	3,655	17,325
Cooper Tire & Rubber Co.	12,955	457,959
Cooper-Standard Holdings, Inc. (1)	21,248	2,602,880
Core Mark Holding Company, Inc.	408,772	12,909,020
Crocs, Inc. (1)	5,110	64,590
CSS Industries, Inc.	2,167	60,308
D. R. Horton, Inc.	4,709	240,489
Daily Journal Corp. (1)	268	61,699
Dana, Inc.	380,790	12,189,088
Deckers Outdoor Corp. (1)	7,408	594,492
Del Frisco’s Restaurant Group, Inc. (1)	5,132	78,263
Del Taco Restaurants, Inc. (1)	8,013	97,118
Delta Apparel, Inc. (1)	1,627	32,865
Denny’s Corp. (1)	4,069	53,874
Dick’s Sporting Goods, Inc.	555	15,951
Dillard’s, Inc.	3,435	206,272
DineEquity, Inc.	1,705	86,495
Discovery Communications, Inc. - Class A (1)	4,762	106,574
Discovery Communications, Inc. - Class C (1)	6,337	134,154
Dollar General Corp.	5,257	488,954
Dollar Tree, Inc. (1)	364	39,061
Drive Shack, Inc. (1)	7,844	43,377
DSW, Inc.	16,695	357,440
E.W. Scripps Co. (1)	14,221	222,274
El Pollo Loco Holdings, Inc. (1)	5,150	50,985
Emerald Expositions Events, Inc.	4,099	83,374
Empire Resorts, Inc. (1)	566	15,287
Entercom Communications Corp.	7,037	76,000
Eros International Plc (1)	3,020	29,143
Escalade, Inc.	2,375	29,212
Ethan Allen Interiors, Inc.	6,242	178,521
Expedia, Inc.	43,504	5,210,474
Express, Inc. (1)	19,055	193,408
Extended Stay America, Inc.	847,532	16,103,108
Fiesta Restaurant Group, Inc. (1)	6,069	115,311
Finish Line, Inc.	9,218	133,938
Flexsteel Industries, Inc.	1,880	87,946
Fogo De Chao, Inc. (1)	2,089	24,232
Foot Locker, Inc.	39,142	1,834,977
Fossil Group, Inc. (1)	10,504	81,616
Fred’s, Inc.	7,567	30,646
FTD Cos, Inc. (1)	3,864	27,782
Funko, Inc. (1)	1,573	10,460
Gaia, Inc. (1)	1,990	24,676
GameStop Corp.	3,025	54,299
Gannett Co., Inc.	27,920	323,593
Gap, Inc.	6,959	237,024
Garmin Ltd.	3,703	220,588
Genesco, Inc. (1)	4,731	153,757
Gentex Corp.	2,955	61,907
Gentherm, Inc. (1)	1,858	58,991
Genuine Parts Co.	2,746	260,897
G-III Apparel Group Ltd. (1)	10,789	398,006
Global Eagle Entertainment, Inc. (1)	11,632	26,637
GNC Holdings, Inc. (1)	16,947	62,534
Golden Entertainment, Inc. (1)	2,096	68,434
Goodyear Tire & Rubber Co.	120,776	3,902,273
Graham Holdings Co.	136	75,936
Grand Canyon Education, Inc. (1)	78,375	7,016,914
Gray Television, Inc. (1)	5,783	96,865
Green Brick Partners, Inc. (1)	5,615	63,449
Group 1 Automotive, Inc.	32,960	2,339,171
Guess, Inc.	14,546	245,536
H&R Block, Inc.	5,363	140,618
Hamilton Beach Brands Holding Co.	1,978	50,815
Harley-Davidson, Inc.	46,227	2,352,030
Hasbro, Inc.	56,245	5,112,108
Haverty Furniture, Inc.	4,590	103,963
Helen Of Troy Corp. (1)	3,613	348,113
Hemisphere Media Group, Inc. (1)	3,448	39,824
Hibbett Sports, Inc. (1)	5,153	105,121
Hilton Worldwide Holdings, Inc.	812	64,846
Houghton Mifflin Harcourt Co. (1)	7,486	69,620
Hovnanian Enterprises, Inc. (1)	22,169	74,266
Hyatt Hotels Corp. (1)	1,389	102,147
Iconix Brand Group, Inc. (1)	11,571	14,927
ILG, Inc.	24,287	691,694
International Game Technology Plc	3,325	88,146
International Speedway Corp.	5,168	205,945
Interpublic Group of Companies, Inc.	1,963	39,574
J. Alexander’s Holdings, Inc. (1)	3,296	31,971
J.C. Penney Co., Inc. (1)	75,538	238,700
Jack in the Box, Inc.	164,934	16,181,675
John Wiley & Sons, Inc.	1,337	87,908
Johnson Outdoors, Inc.	1,176	73,018
K12, Inc. (1)	9,389	149,285
KB Home	109,799	3,508,078
Kirkland’s, Inc. (1)	3,876	46,376
Kohl’s Corp.	75,598	4,099,680

L Brands, Inc.	6,230	375,171
La Quinta Holdings, Inc. (1)	16,582	306,104
Lands End, Inc. (1)	3,491	68,249
Laureate Education, Inc. (1)	617,726	8,376,365
La-Z-Boy, Inc.	272,556	8,503,747
Lear Corp.	54,751	9,672,312
Leggett & Platt, Inc.	842	40,189
Lennar Corp. - Class A	6,123	387,218
Lennar Corp. - Class B	461	23,824
LGI Homes, Inc. (1)	1,448	108,643
Libbey, Inc.	5,273	39,653
Liberty Broadband Corp. - Class A (1)	774	65,829
Liberty Broadband Corp. - Class C (1)	3,221	274,300
Liberty Expedia Holdings, Inc. (1)	1,315	58,294
Liberty Interactive Corp. (1)	5,291	129,206
Liberty Media Group LLC - Class A (1)	760	24,867
Liberty Media Group LLC - Class C (1)	5,797	198,025
Liberty SiriusXM Group - Class A (1)	2,716	107,717
Liberty SiriusXM Group - Class C (1)	5,537	219,597
Liberty Tax, Inc.	1,575	17,325
Liberty TripAdvisor Holdings, Inc. (1)	17,670	166,540
Liberty Ventures (1)	2,456	133,213
Lifetime Brands, Inc.	2,470	40,755
Lions Gate Entertainment Corp. - Class A (1)	584	19,728
Lions Gate Entertainment Corp. - Class B (1)	1,156	36,676
Lithia Motors, Inc.	45,960	5,220,596
LKQ Corp. (1)	8,119	330,200
M.D.C. Holdings, Inc.	6,586	209,962
M/I Homes, Inc. (1)	5,103	175,543
Macy’s, Inc.	78,346	1,973,536
Marcus Corp.	921	25,189
MarineMax, Inc. (1)	2,510	47,439
Marriott Vacations Worldwide Corp.	675	91,267
Mattel, Inc.	8,592	132,145
MDC Partners, Inc. (1)	9,551	93,122
Meredith Corp.	9,689	639,958
Meritage Homes Corp. (1)	9,117	466,790
MGM Resorts International	14,374	479,948
Michael Kors Holdings Ltd. (1)	4,072	256,332
Modine Manufacturing Co. (1)	12,754	257,631
Mohawk Industries, Inc. (1)	72,541	20,014,062
Monarch Casino & Resort, Inc. (1)	2,763	123,838
Morningstar, Inc.	33	3,200
Motorcar Parts of America, Inc. (1)	4,473	111,780
Movado Group, Inc.	3,633	116,983
MSG Networks, Inc. (1)	14,728	298,242
Murphy USA, Inc. (1)	119,928	9,637,414
National CineMedia, Inc.	15,757	108,093
National Vision Holdings, Inc. (1)	3,130	127,109
New Home Company, Inc. (1)	3,033	38,003
New Media Investment Group, Inc.	12,729	213,593
New York Times Co.	5,642	104,377
Newell Brands, Inc.	298,974	9,238,297
News Corp. - Class A	11,681	189,349
News Corp. - Class B	3,794	62,980
Nexstar Media Group, Inc.	201,875	15,786,625
Norwegian Cruise Line Holdings Ltd. (1)	5,672	302,034
Office Depot, Inc.	633,296	2,241,868
Omnicom Group, Inc.	28,676	2,088,473
Overstock.com, Inc. (1)	2,168	138,535
Oxford Industries, Inc.	2,427	182,486
Party City Holdings, Inc. (1)	6,097	85,053
Penn National Gaming, Inc. (1)	16,509	517,227
Penske Automotive Group, Inc.	31,413	1,503,112
Perry Ellis International, Inc. (1)	3,184	79,727
PICO Holdings, Inc.	4,448	56,934
Pier 1 Imports, Inc.	19,504	80,747
Pinnacle Entertainment, Inc. (1)	4,082	133,604
Potbelly Corp. (1)	4,162	51,193
Pulte Group, Inc.	6,137	204,055
PVH Corp.	68,273	9,367,738
Ralph Lauren Corp.	1,700	176,273
RCI Hospitality Holdings, Inc.	1,971	55,149
Reading International, Inc. (1)	3,142	52,471
Red Lion Hotels Corp. (1)	4,167	41,045
Red Robin Gourmet Burgers, Inc. (1)	182	10,265
Regal Entertainment Group	2,663	61,276
Regis Corp. (1)	8,779	134,845
Rent-A-Center, Inc.	10,207	113,298
Royal Caribbean Cruises Ltd.	5,286	630,514
Saga Communications, Inc.	908	36,729
Salem Media Group, Inc.	3,367	15,151
Sally Beauty Holdings, Inc. (1)	2,614	49,039
Scholastic Corp.	7,288	292,322
Scripps Networks Interactive, Inc.	26,904	2,297,063
Sears Holdings Corp. (1)	2,553	9,140
Sequential Brands Group, Inc. (1)	9,330	16,607
ServiceMaster Global Holdings, Inc. (1)	149,150	7,646,920
Shiloh Industries, Inc. (1)	1,384	11,349
Shoe Carnival, Inc.	2,821	75,462
Signet Jewelers Ltd.	91,335	5,164,994
Sirius XM Holdings, Inc.	2,125	11,390
Six Flags Entertainment Corp.	212,975	14,177,746
Skechers USA, Inc. (1)	2,274	86,048
Sonic Automotive, Inc.	6,348	117,121
Sonic Corp.	4,179	114,839
Speedway Motorsports, Inc.	2,914	54,987
Standard Motor Products, Inc.	1,977	88,787
Stoneridge, Inc. (1)	6,524	149,139
Sturm, Ruger & Company, Inc.	22,500	1,256,625
Superior Industries International, Inc.	6,106	90,674
Systemax, Inc.	574	19,097
Tailored Brands, Inc.	8,227	179,595
Tapestry, Inc.	7,307	323,189
TEGNA, Inc.	6,650	93,632
Tempur Sealy International, Inc. (1)	898	56,296
Tenneco, Inc.	102,690	6,011,473
The Madison Square Garden Co. (1)	503	106,058
The Michaels Companies, Inc. (1)	801	19,376
Thor Industries, Inc.	16,900	2,547,168
Tiffany & Co.	3,301	343,139
Tilly’s, Inc.	3,175	46,863
Time, Inc.	24,541	452,781
Toll Brothers, Inc.	2,474	118,801
TopBuild Corp. (1)	3,468	262,666
Tower International, Inc.	5,073	154,980
Townsquare Media, Inc. (1)	2,383	18,301
Travelport Worldwide Ltd.	24,712	322,986
TRI Pointe Group, Inc. (1)	35,650	638,848
Tribune Media Co.	2,435	103,414
TripAdvisor, Inc. (1)	1,755	60,477
tronc, Inc. (1)	1,817	31,961
Under Armour, Inc. - Class A (1)	1,442	20,808
Under Armour, Inc. - Class C (1)	1,468	19,554
Unifi, Inc. (1)	3,711	133,114
Urban Outfitters, Inc. (1)	2,508	87,930
Vera Bradley, Inc. (1)	5,049	61,497
VF Corp.	2,596	192,104
Viacom, Inc. - Class A	329	11,482
Viacom, Inc. - Class B	10,852	334,350
Vista Outdoor, Inc. (1)	13,932	202,989
Vitamin Shoppe, Inc. (1)	4,904	21,578
VOXX International Corp. (1)	4,966	27,810
Weight Watchers International, Inc. (1)	452	20,015
Weyco Group, Inc.	1,273	37,834
Whirlpool Corp.	21,511	3,627,615
WideOpenWest, Inc. (1)	3,353	35,441
William Lyon Homes (1)	5,387	156,654
Williams-Sonoma, Inc.	2,157	111,517
Winnebago Industries, Inc.	973	54,099
Wolverine World Wide, Inc.	351,420	11,203,270
Wyndham Worldwide Corp.	42,700	4,947,649
Yum China Holdings, Inc.	1,559	62,391
ZAGG, Inc. (1)	1,926	35,535
Zoe’s Kitchen, Inc. (1)	3,471	58,035
Zumiez, Inc. (1)	4,560	94,962

		404,889,927

Consumer Staples - 2.52%
Alico, Inc.	691	20,385
Brown Forman Corp. - Class A	86	5,783
Brown Forman Corp. - Class B	316	21,700
Bunge Ltd.	51,942	3,484,269
Cal-Maine Foods, Inc. (1)	6,980	310,261
Campbell Soup Co.	1,913	92,034
Casey’s General Stores, Inc.	192,676	21,568,151
Central Garden & Pet Co. (1)	2,321	90,333
Central Garden & Pet Co. - Class A (1)	7,779	293,346
Clorox Co.	591	87,905
Coca-Cola European Partners Plc	174,833	6,967,095

Conagra Brands, Inc.	12,056	454,150
Coty, Inc.	14,475	287,908
Darling Ingredients, Inc. (1)	40,758	738,943
Dean Foods Co.	92,747	1,072,155
Diplomat Pharmacy, Inc. (1)	11,856	237,950
Edgewell Personal Care Co. (1)	1,776	105,477
Energizer Holdings, Inc.	90,800	4,356,584
Farmer Brothers Co. (1)	2,089	67,161
Flowers Foods, Inc.	743,924	14,365,172
Fresh Del Monte Produce, Inc.	55,424	2,642,062
Hormel Foods Corp.	8,267	300,836
Hostess Brands, Inc. (1)	18,930	280,353
HRG Group, Inc. (1)	1,826	30,951
Ingles Markets, Inc.	3,479	120,373
Ingredion, Inc.	15,788	2,207,162
Inter Parfums, Inc.	2,168	94,200
J & J Snack Foods Corp.	44,800	6,801,984
Kellogg Co.	630	42,827
Kroger Co.	128,600	3,530,070
Lamb Weston Holdings, Inc.	3,472	195,994
Lancaster Colony Corp.	28,440	3,674,732
Landec Corp. (1)	4,644	58,514
Limoneira Co.	1,971	44,150
MGP Ingredients, Inc.	472	36,287
Molson Coors Brewing Co.	5,296	434,643
Natural Grocers by Vitamin Cottage, Inc. (1)	2,406	21,486
Nature’s Sunshine Products, Inc.	2,679	30,943
Nomad Foods Ltd. (1)	242,899	4,107,422
Nu Skin Enterprises, Inc.	1,172	79,966
Oil-Dri Corp. of America	1,257	52,166
Orchids Paper Products Co.	2,196	28,109
Pilgrim’s Pride Corp. (1)	111,760	3,471,266
Pinnacle Foods, Inc.	3,626	215,638
Post Holdings, Inc. (1)	1,996	158,143
Revlon, Inc. (1)	1,915	41,747
Rite Aid Corp. (1)	17,874	35,212
Sanderson Farms, Inc.	20,183	2,800,997
Seaboard Corp.	8	35,280
Seneca Foods Corp. (1)	1,684	51,783
Smart & Final Stores, Inc. (1)	5,738	49,060
Snyder’s-Lance, Inc.	21,148	1,059,092
SpartanNash Co.	9,133	243,668
SUPERVALU, Inc. (1)	9,403	203,105
The Andersons, Inc.	6,838	213,004
The Chefs’ Warehouse, Inc. (1)	518	10,619
The Hain Celestial Group, Inc. (1)	3,130	132,681
The Hershey Co.	463	52,555
The J. M. Smucker Co.	28,293	3,515,122
Tootsie Roll Industries, Inc.	1,166	42,442
TreeHouse Foods, Inc. (1)	1,170	57,868
Tyson Foods, Inc.	8,577	695,337
United Natural Foods, Inc. (1)	41,033	2,021,696
Universal Corp.	6,716	352,590
US Foods Holding Corp. (1)	6,265	200,042
Vector Group Ltd.	13,062	292,328
Village Super Market, Inc.	1,942	44,530
Weis Markets, Inc.	2,313	95,735

		95,533,532

Energy - 6.93%
Abraxas Petroleum Corp. (1)	2,676	6,583
Adams Resources & Energy, Inc.	520	22,620
Anadarko Petroleum Corp.	138,862	7,448,558
Andeavor	176,170	20,143,278
Antero Resources Corp. (1)	3,514	66,766
Apache Corp.	11,070	467,375
Approach Resources, Inc. (1)	11,164	33,045
Arch Coal, Inc.	4,781	445,398
Archrock, Inc.	17,497	183,719
Ardmore Shipping Corp. (1)	3,446	27,568
Baker Hughes a GE Co.	186,548	5,902,379
Basic Energy Services, Inc. (1)	4,536	106,460
Bill Barrett Corp. (1)	18,550	95,162
Bonanza Creek Energy, Inc. (1)	4,551	125,562
Bristow Group, Inc.	8,044	108,353
C&J Energy Services, Inc. (1)	11,384	381,023
Cabot Oil & Gas Corp.	4,211	120,435
California Resources Corp. (1)	10,331	200,835
Callon Petroleum Co. (1)	642,541	7,806,873
CARBO Ceramics, Inc. (1)	5,269	53,638
Centennial Resource Development, Inc. (1)	4,154	82,249
Cheniere Energy, Inc. (1)	2,174	117,048
Chesapeake Energy Corp. (1)	26,206	103,776
Cimarex Energy Co.	43,308	5,284,009
Clean Energy Fuels Corp. (1)	32,179	65,323
Cloud Peak Energy, Inc. (1)	18,310	81,480
CNX Resources Corp. (1)	7,039	102,981
Concho Resources, Inc. (1)	4,541	682,149
CONSOL Energy, Inc. (1)	880	34,764
Contango Oil & Gas Company (1)	5,157	24,289
Continental Resources, Inc. (1)	316,458	16,762,780
CVR Energy, Inc.	3,713	138,272
Delek US Holdings, Inc.	19,577	684,020
Denbury Resources, Inc. (1)	96,782	213,888
Devon Energy Corp.	15,046	622,904
DHT Holdings, Inc.	21,432	76,941
Diamond Offshore Drilling, Inc. (1)	16,232	301,753
Diamondback Energy, Inc. (1)	106,328	13,423,910
Dorian LPG Ltd. (1)	5,219	42,902
Dril-Quip, Inc. (1)	9,495	452,912
Earthstone Energy, Inc. (1)	5,588	59,400
Eclipse Resources Corp. (1)	21,164	50,794
Energen Corp. (1)	330,867	19,048,013
Energy XXI Gulf Coast, Inc. (1)	6,040	34,670
Ensco Plc	106,584	629,911
EP Energy Corp. (1)	9,350	22,066
EQT Corp.	169,160	9,628,587
Era Group, Inc. (1)	4,761	51,181
Exterran Corp. (1)	7,844	246,615
Extraction Oil & Gas, Inc. (1)	3,607	51,616
Fairmount Santrol Holdings, Inc. (1)	4,080	21,338
Forum Energy Technologies, Inc. (1)	1,001,350	15,570,993
Franks International	12,588	83,710
Frontline Ltd./Bermuda	19,384	88,973
GasLog Ltd.	10,044	223,479
Gastar Exploration, Inc. (1)	20,031	21,033
Gener8 Maritime, Inc. (1)	11,757	77,831
Geospace Technologies Corp. (1)	2,994	38,832
Golar LNG Ltd.	24,034	716,454
Green Plains, Inc.	9,712	163,647
Gulf Island Fabrication, Inc.	3,323	44,611
Gulfport Energy Corp. (1)	4,355	55,570
Halcon Resources Corp. (1)	32,482	245,889
Hallador Energy Co.	3,933	23,952
Helix Energy Solutions Group, Inc. (1)	35,709	269,246
Helmerich & Payne, Inc.	3,266	211,114
Hess Corp.	8,746	415,173
HollyFrontier Corp.	5,434	278,330
Independence Contract Drilling, Inc. (1)	7,187	28,604
International Seaways, Inc. (1)	7,068	130,475
Jones Energy, Inc. (1)	10,117	11,129
Keane Group, Inc. (1)	410	7,794
Key Energy Services, Inc. (1)	2,199	25,926
Kosmos Energy Ltd. (1)	7,222	49,471
Mammoth Energy Services, Inc. (1)	2,045	40,143
Marathon Oil Corp.	26,216	443,837
Marathon Petroleum Corp.	240,191	15,847,802
Matador Resources Co. (1)	397,560	12,376,043
Matrix Service Co. (1)	6,385	113,653
McDermott International, Inc. (1)	421,906	2,776,141
Midstates Petroleum Co, Inc. (1)	2,850	47,253
Murphy Oil Corp.	101,259	3,144,092
Nabors Industries Ltd.	9,458	64,598
NACCO Industries, Inc.	1,033	38,892
National Oilwell Varco, Inc.	11,792	424,748
Natural Gas Services Group, Inc. (1)	3,034	79,491
Navios Maritime Acquisition Corp.	20,571	22,834
NCS Multistage Holdings, Inc. (1)	190	2,801
Newfield Exploration Co. (1)	182,101	5,741,645
Newpark Resources, Inc. (1)	20,233	174,004
Noble Corp. Plc (1)	62,183	281,067
Noble Energy, Inc.	14,765	430,252
Nordic American Tankers Ltd.	24,618	60,560
Oasis Petroleum, Inc. (1)	66,611	560,199
Oceaneering International, Inc.	2,954	62,448
Oil States International, Inc. (1)	12,526	354,486
Overseas Shipholding Group, Inc. (1)	10,811	29,622
Pacific Ethanol, Inc. (1)	10,287	46,806
Panhandle Oil and Gas, Inc.	1,845	37,915
Par Petroleum Corp. (1)	4,982	96,053

Parker Drilling Co. (1)	32,224	32,224
Parsley Energy, Inc. (1)	299,439	8,815,484
Patterson-UTI Energy, Inc.	6,442	148,230
PBF Energy, Inc.	3,414	121,026
PDC Energy, Inc. (1)	16,491	849,946
Peabody Energy Corp. (1)	16,497	649,487
Penn Virginia Corp. (1)	418	16,348
PHI, Inc. (1)	2,985	34,536
Pioneer Energy Services Corp. (1)	18,513	56,465
Pioneer Natural Resources Co.	42,113	7,279,232
ProPetro Holding Corp. (1)	4,543	91,587
QEP Resources, Inc. (1)	1,054,022	10,086,991
Range Resources Corp.	7,067	120,563
Ranger Energy Services, Inc. (1)	1,023	9,442
Renewable Energy Group, Inc. (1)	9,287	109,587
Resolute Energy Corp. (1)	5,037	158,514
REX American Resources Corp. (1)	1,393	115,326
Ring Energy, Inc. (1)	601	8,354
Rosehill Resources, Inc. (1)	488	3,836
Rowan Co. Plc (1)	28,521	446,639
RPC, Inc.	128	3,268
RSP Permian, Inc. (1)	398,541	16,212,648
SandRidge Energy, Inc. (1)	8,615	181,518
Scorpio Tankers, Inc.	58,286	177,772
SEACOR Holdings, Inc. (1)	3,994	184,603
SEACOR Marine Holdings, Inc. (1)	3,827	44,776
Select Energy Services, Inc. (1)	346,060	6,312,134
SemGroup Corp.	16,791	507,088
Ship Finance International Ltd.	14,585	226,068
SilverBow Resources, Inc. (1)	1,347	40,033
SM Energy Co.	3,417	75,447
Smart Sand, Inc. (1)	355	3,074
Southwestern Energy Co. (1)	15,796	88,142
SRC Energy, Inc. (1)	189,220	1,614,047
Stone Energy Corp. (1)	4,728	152,052
Superior Energy Services, Inc. (1)	37,426	360,412
Targa Resources Corp.	6,565	317,877
Teekay Corp.	13,997	130,452
Teekay Tankers Ltd.	51,576	72,206
TETRA Technologies, Inc. (1)	27,723	118,377
The Williams Companies, Inc.	21,862	666,572
Transocean Ltd. (1)	12,128	129,527
Ultra Petroleum Corp. (1)	44,287	401,240
Unit Corp. (1)	13,178	289,916
US Silica Holdings, Inc.	7,667	249,638
Valero Energy Corp.	105,200	9,668,932
W&T Offshore, Inc. (1)	22,643	74,948
Weatherford International Plc (1)	27,473	114,562
Westmoreland Coal Co. (1)	2,782	3,366
Whiting Petroleum Corp. (1)	2,826	74,832
WildHorse Resource Development Corp. (1)	11,838	217,938
Willbros Group, Inc. (1)	10,768	15,291
World Fuel Services Corp.	2,037	57,321
WPX Energy, Inc. (1)	1,394,718	19,623,682

		262,531,368

Financials - 24.42%
1st Source Corp.	3,945	195,080
Access National Corp.	3,246	90,369
ACNB Corp.	1,591	47,014
Affiliated Managers Group, Inc.	1,709	350,772
AG Mortgage Investment Trust, Inc.	7,563	143,773
AGNC Investment Corp.	12,077	243,835
Alleghany Corp. (1)	26,351	15,707,568
Allegiance Bancshares, Inc. (1)	783	29,480
Allstate Corp.	150,042	15,710,898
Ally Financial, Inc.	132,128	3,852,852
Ambac Financial Group, Inc. (1)	5,408	86,420
American Equity Investment Life Holding Co.	14,121	433,938
American Financial Group, Inc.	28,068	3,046,501
American National Bankshares, Inc.	2,222	85,103
American National Insurance Co.	248	31,806
Ameriprise Financial, Inc.	36,370	6,163,624
Ameris Bancorp	2,111	101,750
AMERISAFE, Inc.	4,447	273,935
Ames National Corp.	2,142	59,655
AmTrust Financial Services, Inc.	21,405	215,548
Annaly Capital Management, Inc.	323,350	3,844,631
Anworth Mortgage Asset Corp.	26,237	142,729
Aon Plc	74,071	9,925,514
Apollo Commercial Real Estate Finance, Inc.	26,568	490,180
Arch Capital Group Ltd. (1)	3,296	299,178
Ares Capital Corp.	1,100,200	17,295,144
Ares Commercial Real Estate Corp.	6,713	86,598
Argo Group International Holdings Ltd.	7,219	445,051
Arlington Asset Investment Corp.	5,453	64,236
ARMOUR Residential REIT, Inc.	9,482	243,877
Arrow Financial Corp.	2,808	95,332
Arthur J. Gallagher & Co.	165,504	10,473,093
Aspen Insurance Holdings Ltd.	1,232	50,019
Associated Banc Corp.	4,714	119,736
Associated Capital Group, Inc.	1,473	50,229
Assurant, Inc.	1,350	136,134
Assured Guaranty Ltd.	77,318	2,618,761
Athene Holding Ltd. (1)	230,103	11,898,626
Atlantic Capital Bancshares, Inc. (1)	4,004	70,470
Atlas Financial Holdings, Inc. (1)	1,436	29,510
Axis Capital Holdings Ltd.	2,579	129,621
B. Riley Financial, Inc.	5,436	98,392
Baldwin & Lyons, Inc.	2,796	66,964
Banc of California, Inc.	519,481	10,727,283
BancFirst Corp.	4,113	210,380
Banco Latinoamericano De Comerico	45,295	1,218,436
BancorpSouth Bank	500,337	15,735,599
Bank Mutual Corp.	10,080	107,352
Bank of Commerce Holdings	3,616	41,584
Bank of Hawaii Corp.	1,298	111,239
Bank of Marin Bancorp	1,659	112,812
Bank of NT Butterfield & Son Ltd.	496,175	18,006,191
Bank of the Ozarks, Inc.	2,009	97,336
BankFinancial Corp.	3,215	49,318
BankUnited, Inc.	357,805	14,569,820
Bankwell Financial Group, Inc.	1,083	37,190
Banner Corp.	8,066	444,598
Bar Harbor Bankshares	4,139	111,794
BB&T Corp.	89,346	4,442,283
BCB Bancorp, Inc.	3,046	44,167
Bear State Financial, Inc.	4,250	43,477
Beneficial Bancorp, Inc.	17,813	293,024
Berkshire Hills Bancorp, Inc.	9,865	361,059
BGC Partners, Inc.	5,331	80,551
Blue Capital Reinsurance Holdings Ltd.	1,857	22,377
Blue Hills Bancorp, Inc.	2,818	56,642
Bofi Holding, Inc. (1)	8,472	253,313
BOK Financial Corp.	760	70,163
Boston Private Financial Holdings, Inc.	20,805	321,437
Bridge Bancorp, Inc.	4,612	161,420
Brookline Bancorp, Inc.	19,306	303,104
Brown & Brown, Inc.	3,635	187,057
Bryn Mawr Bank Corp.	4,514	199,519
BSB Bancorp, Inc. (1)	1,500	43,875
Byline Bancorp, Inc. (1)	1,439	33,054
C&F Financial Corp.	772	44,776
Cadence BanCorp (1)	4,918	133,376
Camden National Corp.	4,064	171,216
Cannae Holdings, Inc. (1)	494,619	8,423,362
Capital City Bank Group, Inc.	2,680	61,479
Capitol Federal Financial, Inc.	31,629	424,145
Capstar Financial Holdings, Inc. (1)	1,288	26,752
Capstead Mortgage Corp.	22,180	191,857
Carolina Financial Corp.	1,053	39,119
Cathay General Bancorp	18,946	798,953
CBTX, Inc.	585	17,351
CenterState Bank Corp.	13,029	335,236
Central Pacific Financial Corp.	5,714	170,449
Central Valley Community Bancorp	2,346	47,342
Century Bancorp, Inc.	731	57,201
Charter Financial Corp.	2,215	38,851
Chemical Financial Corp.	235,533	12,593,950
Chemung Financial Corp.	745	35,834
Cherry Hill Mortgage Investment Corp.	3,166	56,956
Chimera Investment Corp.	117,745	2,175,928
Cincinnati Financial Corp.	4,754	356,407
CIT Group, Inc.	44,752	2,203,141
Citizens & Northern Corp.	2,706	64,944
Citizens Financial Group, Inc.	213,497	8,962,604
Citizens, Inc. (1)	12,829	94,293
City Holding Company	3,677	248,087
Civista Bancshares, Inc.	2,329	51,238
Clifton Bancorp, Inc.	4,634	79,241

CNA Financial Corp.	105,987	5,622,610
CNB Financial Corporation, Inc.	3,472	91,105
CNO Financial Group, Inc.	29,250	722,182
CoBiz Financial, Inc.	8,312	166,157
Codorus Valley Bancorp, Inc.	2,319	63,842
Columbia Banking System, Inc.	16,289	707,594
Comerica, Inc.	5,347	464,173
Commerce Bancshares, Inc.	2,862	159,814
Commerce Union Bancshares, Inc.	1,579	40,486
Community Bank System, Inc.	12,336	663,060
Community Bankers Trust Corp. (1)	5,032	41,011
Community Financial Corp.	994	38,070
Community Trust Bancorp, Inc.	3,732	175,777
ConnectOne Bancorp, Inc.	5,418	139,513
County Bancorp, Inc.	1,353	40,265
Cowen, Inc. (1)	6,528	89,107
Crawford & Co.	1,071	10,303
Credit Acceptance Corp. (1)	30	9,704
Cullen/Frost Bankers, Inc.	1,754	166,016
Customers Bancorp, Inc. (1)	6,913	179,669
CVB Financial Corp.	542,542	12,782,290
CYS Investments, Inc.	39,731	319,040
Dime Community Bancshares, Inc.	7,768	162,740
Discover Financial Services	329,124	25,316,218
DNB Financial Corp.	722	24,331
Donegal Group, Inc.	2,862	49,513
Donnelley Financial Solutions, Inc. (1)	903	17,599
Dynex Capital, Inc.	12,389	86,847
E*TRADE Financial Corp. (1)	150,014	7,436,194
Eagle Bancorp, Inc. (1)	1,541	89,224
East West Bancorp, Inc.	287,640	17,497,141
eHealth, Inc. (1)	404	7,017
Elevate Credit, Inc. (1)	4,235	31,890
Ellington Residential Mortgage REIT	2,531	30,473
EMC Insurance Group, Inc.	2,554	73,274
Employers Holdings, Inc.	7,945	352,758
Encore Capital Group, Inc. (1)	5,991	252,221
Enova International, Inc. (1)	5,747	87,354
Enstar Group Ltd. (1)	67,973	13,645,580
Entegra Financial Corp. (1)	1,464	42,822
Enterprise Bancorp, Inc.	2,308	78,587
Enterprise Financial Services Corp.	5,452	246,158
Equity Bancshares, Inc. (1)	1,680	59,489
Erie Indemnity Co.	217	26,439
ESSA Bancorp, Inc.	2,050	32,123
Essent Group Ltd. (1)	81,850	3,553,927
Evans Bancorp, Inc.	1,109	46,467
Everest Re Group Ltd.	48,268	10,679,778
EZCORP, Inc. (1)	12,572	153,378
F.N.B. Corp.	735,429	10,163,629
Farmers & Merchants Bancorp, Inc.	2,183	89,066
Farmers Capital Bank Corp.	1,733	66,720
Farmers National Banc Corp.	6,147	90,668
FB Financial Corp. (1)	1,558	65,420
FBL Financial Group, Inc.	2,562	178,443
FCB Financial Holdings, Inc. (1)	314,989	16,001,441
Federal Agricultural Mortgage Corp.	2,212	173,067
Federated Investors, Inc.	1,901	68,588
Federated National Holding Co.	3,567	59,105
Ferroglobe Representation & Warranty Insurance Trust (1)(3)	11,189	—
Fidelity Southern Corp.	5,398	117,676
Fifth Third Bancorp	622,879	18,898,149
Financial Institutions, Inc.	3,489	108,508
First American Financial Corp.	312,554	17,515,526
First Bancorp NC	6,969	246,075
First Bancorp PR (1)	47,196	240,700
First Bancorp, Inc.	2,468	67,204
First Bancshares, Inc.	2,457	84,029
First Busey Corp.	10,444	312,693
First Business Financial Services, Inc.	2,069	45,766
First Citizens Bancshares, Inc.	1,859	749,177
First Commonwealth Financial Corp.	24,061	344,554
First Community Bancshares, Inc.	4,516	129,745
First Connecticut Bancorp, Inc.	2,648	69,245
First Defiance Financial Corp.	2,457	127,690
First Financial Bancorp	15,649	412,351
First Financial Bankshares, Inc.	5,474	246,604
First Financial Corp.	2,597	117,774
First Financial Northwest, Inc.	1,686	26,150
First Foundation, Inc. (1)	4,715	87,416
First Guaranty Bancshares, Inc.	1,101	27,525
First Hawaiian, Inc.	1,658	48,380
First Horizon National Corp.	8,937	178,646
First Internet Bancorp	1,954	74,545
First Interstate BancSystem, Inc.	6,684	267,694
First Merchants Corp.	10,394	437,172
First Mid-Illinois Bancshares, Inc.	2,363	91,070
First Midwest Bancorp, Inc.	25,690	616,817
First Northwest Bancorp (1)	2,269	36,985
First of Long Island Corp.	4,683	133,451
First Republic Bank	955	82,741
FirstCash, Inc.	9,513	641,652
Flagstar Bancorp, Inc. (1)	5,592	209,253
Flushing Financial Corp.	6,810	187,275
FNB Bancorp	1,220	44,518
FNF Group	8,116	318,472
Franklin Financial Network, Inc. (1)	2,148	73,247
Fulton Financial Corp.	42,664	763,686
GAIN Capital Holdings, Inc.	9,312	93,120
GAMCO Investors, Inc.	1,130	33,504
Genworth Financial, Inc. (1)	126,155	392,342
German American Bancorp, Inc.	5,116	180,748
Glacier Bancorp, Inc.	217,601	8,571,303
Global Indemnity Ltd. (1)	2,301	96,688
Granite Point Mortgage Trust, Inc.	11,321	200,835
Great Ajax Corp.	4,219	58,307
Great Southern Bancorp, Inc.	2,666	137,699
Great Western Bancorp, Inc.	14,803	589,159
Green Bancorp, Inc. (1)	4,311	87,513
Greene County Bancorp, Inc.	160	5,216
Greenhill & Co, Inc.	6,177	120,451
Greenlight Capital Re Ltd. (1)	7,847	157,725
Guaranty Bancorp	4,641	128,324
Hallmark Financial Services, Inc. (1)	4,390	45,788
Hamilton Lane, Inc.	1,490	52,731
Hancock Holding Co.	20,885	1,033,807
Hanmi Financial Corp.	8,168	247,899
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,232	294,302
Hanover Insurance Group, Inc.	1,333	144,071
HarborOne Bancorp, Inc. (1)	1,539	29,487
Harford Financial Services Group, Inc.	229,572	12,920,312
HCI Group, Inc.	882	26,372
Heartland Financial USA, Inc.	6,286	337,244
Heritage Commerce Corp.	7,628	116,861
Heritage Financial Corp.	7,647	235,528
Heritage Insurance Holdings, Inc.	4,959	89,361
Hilltop Holdings, Inc.	18,573	470,454
Hingham Institution for Savings	161	33,327
Home Bancorp, Inc.	1,382	59,730
Home Bancshares, Inc.	7,533	175,142
HomeStreet, Inc. (1)	6,551	189,651
HomeTrust Bancshares, Inc. (1)	3,917	100,863
Hope Bancorp, Inc.	32,437	591,975
Horace Mann Educators Corp.	204,730	9,028,593
Horizon Bancorp	425,340	11,824,452
Howard Bancorp, Inc. (1)	1,740	38,280
Huntington Bancshares, Inc.	1,750,985	25,494,342
IBERIABANK Corp.	197,370	15,296,175
Impac Mortgage Holdings, Inc. (1)	2,960	30,074
Independence Holding Co.	2,042	56,053
Independent Bank Corp.	182,236	12,729,185
Independent Bank Corp. MI	4,780	106,833
Independent Bank Group, Inc.	4,351	294,128
Infinity Property & Casualty Corp.	2,273	240,938
Interactive Brokers Group, Inc.	2,154	127,538
International Bancshares Corp.	13,345	529,796
INTL FCStone, Inc. (1)	3,946	167,823
Invesco Ltd.	10,499	383,633
Invesco Mortgage Capital, Inc.	28,382	506,051
Investar Holding Corp.	1,155	27,835
Investment Technology Group, Inc.	7,170	138,022
Investors Bancorp, Inc.	538,843	7,479,141
Investors Title Co.	120	23,802
James River Group Holdings Ltd.	5,962	238,540
Kearny Financial Corp.	19,533	282,252
Kemper Corp.	9,704	668,606
KeyCorp	542,505	10,942,326
Kingstone Cos, Inc.	2,609	49,049
KKR Real Estate Finance Trust, Inc.	2,471	49,445

Ladder Capital Corp.	19,050	259,651
Ladenburg Thalmann Financial Services, Inc.	23,386	73,900
Lakeland Bancorp, Inc.	10,912	210,056
Lakeland Financial Corp.	4,851	235,225
Lazard Ltd.	71,918	3,775,695
LCNB Corp.	2,225	45,501
LegacyTexas Financial Group, Inc.	229,750	9,697,748
Legg Mason, Inc.	106,518	4,471,626
LendingClub Corp. (1)	6,656	27,489
Leucadia National Corp.	7,568	200,476
Lincoln National Corp.	84,571	6,500,973
Loews Corp.	210,799	10,546,274
M&T Bank Corp.	4,369	747,055
Macatawa Bank Corp.	5,821	58,210
Maiden Holdings Ltd.	10,276	67,822
MainSource Financial Group, Inc.	6,055	219,857
Malvern Bancorp, Inc. (1)	1,450	37,990
Markel Corp. (1)	421	479,574
Marlin Business Services Corp.	1,617	36,221
Marsh & McLennan Companies, Inc.	104,991	8,545,217
MB Financial, Inc.	18,579	827,137
MBIA, Inc. (1)	21,901	160,315
MBT Financial Corp.	4,458	47,255
Medley Management, Inc.	1,405	9,133
Mercantile Bank Corp.	3,954	139,853
Merchants Bancorp/IN	1,521	29,933
Mercury General Corp.	904	48,310
Meridian Bancorp, Inc.	9,888	203,693
Meta Financial Group, Inc.	2,008	186,041
Metropolitan Bank Holding Corp. (1)	777	32,712
MFA Financial, Inc.	11,835	93,733
MGIC Investment Corp. (1)	496,253	7,002,130
Middlefield Banc Corp.	686	33,065
Midland States Bancorp, Inc.	3,575	116,116
MidSouth Bancorp, Inc.	3,306	43,805
MidWestOne Financial Group, Inc.	2,610	87,513
Moody’s Corp.	34,433	5,082,655
MTGE Investment Corp.	11,957	221,205
MutualFirst Financial, Inc.	1,495	57,632
Nasdaq OMX Group, Inc.	131,858	10,130,650
National Bank Holdings Corp.	3,920	127,126
National Bankshares, Inc.	1,612	73,265
National Commerce Corp. (1)	1,476	59,409
National General Holdings Corp.	5,247	103,051
National Western Life Group, Inc. - Class A	583	192,985
Nationstar Mortgage Holdings, Inc. (1)	7,366	136,271
Navient Corp.	549,081	7,313,759
Navigators Group, Inc.	385,862	18,791,479
NBT Bancorp, Inc.	10,774	396,483
Nelnet, Inc.	4,789	262,341
New Residential Investment Corp.	1,102,035	19,704,386
New York Community Bancorp, Inc.	14,597	190,053
New York Mortgage Trust, Inc.	152,643	941,807
NI Holdings, Inc. (1)	3,104	52,706
Nicolet Bankshares, Inc. (1)	2,059	112,710
NMI Holdings, Inc. (1)	11,554	196,418
Northeast Bancorp	1,697	39,286
Northern Trust Corp.	6,441	643,391
Northfield Bancorp, Inc.	10,300	175,924
Northrim BanCorp, Inc.	1,682	56,936
Northwest Bancshares, Inc.	23,911	400,031
Norwood Financial Corp.	1,405	46,365
OceanFirst Financial Corp.	7,586	199,133
Oconee Federal Financial Corp.	152	4,362
Ocwen Financial Corp. (1)	24,522	76,754
OFG Bancorp	10,793	101,454
Ohio Valley Banc Corp.	1,009	40,764
Old Line Bancshares, Inc.	1,681	49,489
Old National Bancorp	33,823	590,211
Old Point Financial Corp.	915	27,221
Old Republic International Corp.	7,459	159,473
Old Second Bancorp, Inc.	6,894	94,103
On Deck Capital, Inc. (1)	12,374	71,027
OneMain Holdings, Inc. (1)	1,976	51,356
Oppenheimer Holdings, Inc.	2,715	72,762
Opus Bank (1)	1,616	44,117
Orchid Island Capital, Inc.	10,435	96,837
Oritani Financial Corp.	10,501	172,216
Orrstown Financial Services, Inc.	1,764	44,541
Owens Realty Mortgage, Inc.	2,436	39,000
Pacific Mercantile Bancorp (1)	3,353	29,339
Pacific Premier Bancorp, Inc. (1)	6,260	250,400
PacWest Bancorp	228,033	11,492,863
Paragon Commercial Corp. (1)	807	42,940
Park National Corp.	3,306	343,824
Parke Bancorp, Inc.	1,432	29,428
PCSB Financial Corp. (1)	4,500	85,725
Peapack Gladstone Financial Corp.	4,213	147,539
PennantPark Investment Corp.	163,500	1,129,785
Penns Woods Bancorp, Inc.	1,092	50,865
PennyMac Mortgage Investment Trust	16,153	259,579
Peoples Bancorp of North Carolina, Inc.	1,204	36,951
Peoples Bancorp, Inc.	3,880	126,566
Peoples Financial Services Corp.	1,659	77,276
People’s United Financial, Inc.	10,515	196,631
People’s Utah Bancorp	3,047	92,324
PHH Corp. (1)	7,943	81,813
Pinnacle Financial Partners, Inc.	1,529	101,373
Piper Jaffray Cos.	32,199	2,777,164
PJT Partners, Inc.	4,569	208,346
Popular, Inc.	43,632	1,548,500
PRA Group, Inc. (1)	4,617	153,284
Premier Financial Bancorp, Inc.	2,919	58,614
Principal Financial Group, Inc.	38,550	2,720,088
ProAssurance Corp.	1,629	93,097
Prosperity Bancshares, Inc.	2,056	144,064
Provident Bancorp, Inc. (1)	789	20,869
Provident Financial Holdings, Inc.	1,405	25,852
Provident Financial Services, Inc.	15,553	419,464
Prudential Bancorp, Inc.	1,942	34,179
Pzena Investment Management, Inc.	1,283	13,690
QCR Holdings, Inc.	2,904	124,436
Radian Group, Inc.	224,644	4,629,913
Raymond James Financial, Inc.	206,289	18,421,608
RBB Bancorp	876	23,976
Redwood Trust, Inc.	18,961	281,002
Regional Management Corp. (1)	2,698	70,984
Regions Financial Corp.	973,055	16,814,390
Reinsurance Group of America, Inc.	225,029	35,088,772
RenaissanceRe Holdings Ltd.	1,169	146,815
Renasant Corp.	11,466	468,845
Republic Bancorp, Inc.	2,362	89,803
Republic First Bancorp, Inc. (1)	8,951	75,636
Resource Capital Corp.	7,454	69,844
Riverview Bancorp, Inc.	5,400	46,818
RLI Corp.	1,700	103,122
S & T Bancorp, Inc.	8,514	338,942
Safeguard Scientifics, Inc. (1)	4,734	53,021
Safety Insurance Group, Inc.	3,682	296,033
Sandy Spring Bancorp, Inc.	5,781	225,575
Santander Consumer USA Holdings, Inc.	4,605	85,745
Seacoast Banking Corp. of Florida (1)	10,289	259,386
SEI Investments Co.	183,150	13,161,159
Selective Insurance Group, Inc.	192,517	11,300,748
Shore Bancshares, Inc.	2,849	47,578
SI Financial Group, Inc.	2,701	39,705
Sierra Bancorp	3,217	85,444
Signature Bank (1)	691	94,847
Simmons First National Corp.	10,427	595,382
SLM Corp. (1)	670,453	7,576,119
SmartFinancial, Inc. (1)	1,688	36,630
South State Corp.	93,073	8,111,312
Southern First Bancshares, Inc. (1)	1,557	64,226
Southern Missouri Bancorp, Inc.	1,477	55,520
Southern National Bancorp of Virginia, Inc.	5,045	80,871
Southside Bancshares, Inc.	6,615	222,801
Starwood Property Trust, Inc.	88,359	1,886,465
State Auto Financial Corp.	4,300	125,216
State Bank Financial Corp.	9,156	273,215
State Street Corp.	82,880	8,089,917
Sterling Bancorp	53,060	1,305,276
Stewart Information Services Corp.	5,085	215,096
Stifel Financial Corp.	16,523	984,110
Stock Yards Bancorp, Inc.	5,440	205,088
Summit Financial Group, Inc.	2,612	68,748
Sun Bancorp, Inc.	2,456	59,681
Sunshine Bancorp, Inc. (1)	1,300	29,822
SunTrust Banks, Inc.	361,063	23,321,059
Sutherland Asset Management Corp.	4,447	67,372

SVB Financial Group (1)	424	99,118
Synchrony Financial	612,370	23,643,606
Synovus Financial Corp.	3,697	177,234
T. Rowe Price Group, Inc.	6,128	643,011
TCF Financial Corp.	173,986	3,566,713
TD Ameritrade Holding Corp.	170,469	8,716,080
Territorial Bancorp, Inc.	1,735	53,559
Texas Capital Bancshares, Inc. (1)	142,169	12,638,824
TFS Financial Corp.	1,688	25,219
The Bancorp, Inc. (1)	12,184	120,378
Third Point Reinsurance Ltd. (1)	11,207	164,183
Timberland Bancorp, Inc.	1,846	49,011
Tiptree, Inc.	7,421	44,155
Tompkins Financial Corp.	3,388	275,614
Torchmark Corp.	54,018	4,899,973
Towne Bank	13,885	426,964
TPG RE Finance Trust, Inc.	2,856	54,407
TriCo Bancshares	5,011	189,716
TriState Capital Holdings, Inc. (1)	3,843	88,389
Triumph Bancorp, Inc. (1)	4,326	136,269
TrustCo Bank Corp.	22,389	205,979
Trustmark Corp.	16,519	526,295
Two Harbors Investment Corp.	5,435	88,373
Two River Bancorp	1,738	31,510
UMB Financial Corp.	11,251	809,172
Umpqua Holdings Corp.	55,203	1,148,222
Union Bankshares Corp.	10,981	397,183
United Bankshares, Inc.	25,017	869,341
United Community Banks, Inc.	17,829	501,708
United Community Financial Corp.	11,489	104,895
United Financial Bancorp, Inc.	12,239	215,896
United Fire Group, Inc.	86,123	3,925,486
United Insurance Holdings Corp.	1,626	28,049
United Security Bancshares/Fresno CA	3,174	34,914
Unity Bancorp, Inc.	1,818	35,906
Universal Insurance Holdings, Inc.	65,389	1,788,389
Univest Corp. of Pennsylvania	6,324	177,388
Unum Group	265,876	14,593,934
Validus Holdings Ltd.	87,490	4,105,031
Valley National Bancorp	64,797	727,022
Value Line, Inc.	333	6,444
Veritex Holdings, Inc. (1)	2,628	72,507
Virtus Investment Partners, Inc.	1,503	172,920
Voya Financial, Inc.	75,391	3,729,593
W.R. Berkley Corp.	122,886	8,804,782
Waddell & Reed Financial, Inc.	13,022	290,911
Walker & Dunlop, Inc. (1)	1,099	52,203
Washington Federal, Inc.	21,862	748,774
Washington Trust Bancorp, Inc.	3,636	193,617
WashingtonFirst Bankshares, Inc.	2,451	83,971
Waterstone Financial, Inc.	5,641	96,179
Webster Financial Corp.	2,816	158,147
WesBanco, Inc.	10,395	422,557
West Bancorporation, Inc.	3,045	76,582
Westamerica Bancorporation	6,484	386,122
Western Alliance Bancorp (1)	1,278	72,360
Western Asset Mortgage Capital Corp.	10,230	101,789
Western New England Bancorp, Inc.	6,066	66,119
White Mountains Insurance Group Ltd.	114	97,046
Willis Towers Watson Plc	3,915	589,951
Wintrust Financial Corp.	13,731	1,131,022
WMIH Corp. (1)	46,478	39,464
World Acceptance Corp. (1)	1,480	119,466
WSFS Financial Corp.	5,442	260,400
Xenith Bankshares, Inc. (1)	1,259	42,592
XL Group Ltd.	201,166	7,072,997
Zions Bancorp	51,604	2,623,031

		925,843,492

Healthcare - 4.97%
AAC Holdings, Inc. (1)	2,698	24,282
Abeona Therapeutics, Inc. (1)	6,849	108,557
Acadia Healthcare Co., Inc. (1)	2,441	79,650
Accelerate Diagnostics, Inc. (1)	260	6,812
Acceleron Pharma, Inc. (1)	1,571	66,673
Aceto Corp.	7,339	75,812
Achillion Pharmaceuticals, Inc. (1)	27,612	79,523
Acorda Therapeutics, Inc. (1)	9,082	194,809
Adamas Pharmaceuticals, Inc. (1)	1,734	58,765
Advaxis, Inc. (1)	687	1,951
Agenus, Inc. (1)	2,217	7,227
Agilent Technologies, Inc.	7,544	505,222
Agios Pharmaceuticals, Inc. (1)	85	4,859
Aileron Therapeutics, Inc. (1)	505	5,323
Akcea Therapeutics, Inc. (1)	996	17,291
Akorn, Inc. (1)	17,123	551,874
Alder Biopharmaceuticals, Inc. (1)	12,815	146,732
Allena Pharmaceuticals, Inc. (1)	309	3,109
Allscripts Healthcare Solutions, Inc. (1)	468,237	6,812,848
Almost Family, Inc. (1)	2,333	129,132
Alnylam Pharmaceuticals, Inc. (1)	347	44,086
AMAG Pharmaceuticals, Inc. (1)	8,707	115,368
American Renal Associates Holdings, Inc. (1)	217	3,776
AMN Healthcare Services, Inc. (1)	195,120	9,609,660
Analogic Corp.	249,119	20,863,716
AngioDynamics, Inc. (1)	8,754	145,579
Anika Therapeutics, Inc. (1)	533	28,734
Apellis Pharmaceuticals, Inc. (1)	646	14,018
Aratana Therapeutics, Inc. (1)	492	2,588
Ardelyx, Inc. (1)	8,460	55,836
Array BioPharma, Inc. (1)	5,872	75,162
Atara Biotherapeutics, Inc. (1)	6,464	116,998
Athenex, Inc. (1)	603	9,588
Audentes Therapeutics, Inc. (1)	376	11,750
Bellicum Pharmaceuticals, Inc. (1)	1,916	16,114
BioCryst Pharmaceuticals, Inc. (1)	3,600	17,676
Biohaven Pharmaceutical Holding Co. Ltd. (1)	254	6,853
Bio-Rad Laboratories, Inc. (1)	645	153,942
BioScrip, Inc. (1)	25,769	74,988
BioTime, Inc. (1)	20,550	44,182
Bluebird Bio, Inc. (1)	7,374	1,313,309
Boston Scientific Corp. (1)	363,309	9,006,430
Brookdale Senior Living, Inc. (1)	5,557	53,903
Bruker Corp.	65,210	2,238,007
Calyxt, Inc. (1)	573	12,623
Cara Therapeutics, Inc. (1)	868	10,624
Cardinal Health, Inc.	144,375	8,845,856
Cascadian Therapeutics, Inc. (1)	8,834	32,686
Celldex Therapeutics, Inc. (1)	31,815	90,355
Centene Corp. (1)	151,652	15,298,654
Cerus Corp. (1)	3,167	10,704
Chimerix, Inc. (1)	11,065	51,231
Clearside Biomedical, Inc. (1)	1,887	13,209
Collegium Pharmaceutical, Inc. (1)	5,723	105,647
Community Health Systems, Inc. (1)	23,776	101,286
Computer Programs & Systems, Inc.	1,340	40,267
Concert Pharmaceuticals, Inc. (1)	2,601	67,288
ConforMIS, Inc. (1)	5,591	13,307
CONMED Corp.	6,730	343,028
Corvus Pharmaceuticals, Inc. (1)	1,819	18,845
Cross Country Healthcare, Inc. (1)	4,509	57,535
CryoLife, Inc. (1)	2,369	45,366
DaVita, Inc. (1)	77,020	5,564,695
Deciphera Pharmaceuticals, Inc. (1)	490	11,108
Dentsply Sirona, Inc.	6,943	457,058
Dermira, Inc. (1)	1,604	44,607
Dova Pharmaceuticals, Inc. (1)	341	9,821
Dynavax Technologies Corp. (1)	13,623	254,750
Editas Medicine, Inc. (1)	2,416	74,244
Emergent BioSolutions, Inc. (1)	52,580	2,443,393
Enanta Pharmaceuticals, Inc. (1)	3,819	224,099
Endo International Plc (1)	6,837	52,987
Ensign Group, Inc.	85,656	1,901,563
Envision Healthcare Corp. (1)	187,513	6,480,449
Enzo Biochem, Inc. (1)	433	3,529
Epizyme, Inc. (1)	3,128	39,256
Evolent Health, Inc. (1)	11,030	135,669
Exactech, Inc. (1)	2,585	127,828
Fate Therapeutics, Inc. (1)	7,475	45,672
Five Prime Therapeutics, Inc. (1)	6,639	145,527
FONAR Corp. (1)	151	3,677
G1 Therapeutics, Inc. (1)	559	11,091
Genocea Biosciences, Inc. (1)	823	955
Haemonetics Corp. (1)	2,648	153,796
Halyard Health, Inc. (1)	11,785	544,231
HCA Healthcare, Inc. (1)	48,800	4,286,592
Heron Therapeutics, Inc. (1)	1,408	25,485
Hill-Rom Holdings, Inc.	123	10,368
HMS Holdings Corp. (1)	3,150	53,392
Hologic, Inc. (1)	3,712	158,688

Horizon Pharma Plc (1)	41,055	599,403
ICON Plc (1)	37,348	4,188,578
ICU Medical, Inc. (1)	43,188	9,328,608
Idera Pharmaceuticals, Inc. (1)	2,834	5,980
Immune Design Corp. (1)	6,784	26,458
Immunomedics, Inc. (1)	15,314	247,474
Impax Laboratories, Inc. (1)	18,462	307,392
Insmed, Inc. (1)	2,579	80,413
Integer Holdings Corp. (1)	46,015	2,084,479
Intellia Therapeutics, Inc. (1)	4,048	77,803
Intra-Cellular Therapies, Inc. (1)	10,323	149,477
Intrexon Corp. (1)	510	5,875
Invacare Corp.	7,815	131,683
Iovance Biotherapeutics, Inc. (1)	13,901	111,208
IQVIA Holdings, Inc. (1)	70,531	6,904,985
Jazz Pharmaceuticals Plc (1)	42,696	5,749,016
Juno Therapeutics, Inc. (1)	2,107	96,311
Kala Pharmaceuticals, Inc. (1)	520	9,615
Karyopharm Therapeutics, Inc. (1)	6,348	60,941
Kindred Biosciences, Inc. (1)	5,583	52,759
Kindred Healthcare, Inc.	20,855	202,293
Laboratory Corp. of America Holdings (1)	94,263	15,035,891
Lannet, Inc. (1)	64,629	1,499,393
Lantheus Holdings, Inc. (1)	496	10,143
LHC Group, Inc. (1)	235	14,394
LifePoint Health, Inc. (1)	35,750	1,780,350
LivaNova Plc (1)	12,112	967,991
Luminex Corp.	5,537	109,079
MacroGenics, Inc. (1)	5,959	113,221
Magellan Health, Inc. (1)	36,633	3,536,916
Mallinckrodt Plc (1)	65,507	1,477,838
McKesson Corp.	27,274	4,253,380
Medicines Co. (1)	1,231	33,656
MediciNova, Inc. (1)	868	5,616
MEDNAX, Inc. (1)	2,820	150,701
Medpace Holdings, Inc. (1)	1,685	61,098
Melinta Therapeutics, Inc. (1)	1,938	30,620
Meridian Bioscience, Inc.	1,250	17,500
Merrimack Pharmaceuticals, Inc.	978	10,024
Mersana Therapeutics, Inc. (1)	456	7,492
Minerva Neurosciences, Inc. (1)	797	4,822
Miragen Therapeutics, Inc. (1)	501	5,225
Momenta Pharmaceuticals, Inc. (1)	13,862	193,375
Mylan (1)	16,492	697,777
MyoKardia, Inc. (1)	363	15,282
Myriad Genetics, Inc. (1)	16,456	565,181
NanoString Technologies, Inc. (1)	3,003	22,432
NantHealth, Inc. (1)	3,740	11,407
NantKwest, Inc. (1)	6,755	30,330
National HealthCare Corp.	2,692	164,050
National Research Corp.	243	9,064
Natus Medical, Inc. (1)	202,900	7,750,780
Neos Therapeutics, Inc. (1)	538	5,488
Novavax, Inc. (1)	46,567	57,743
Novelion Therapeutics, Inc. (1)	3,205	10,000
Nymox Pharmaceutical Corp. (1)	4,590	15,147
Obalon Therapeutics, Inc. (1)	585	3,867
OPKO Health, Inc. (1)	9,232	45,237
Optinose, Inc. (1)	304	5,746
OraSure Technologies, Inc. (1)	716	13,504
Orthofix International (1)	3,349	183,190
OrthoPediatrics Corp. (1)	242	4,644
Otonomy, Inc. (1)	6,631	36,802
Owens & Minor, Inc.	15,434	291,394
Patterson Companies, Inc.	2,331	84,219
PDL BioPharma, Inc. (1)	38,058	104,279
PerkinElmer, Inc.	2,711	198,228
Perrigo Co. Plc	4,060	353,870
PetIQ, Inc. (1)	458	10,003
Phibro Animal Health Corp.	377	12,629
Portola Pharmaceuticals, Inc. (1)	1,027	49,994
Premier, Inc. (1)	1,212	35,378
Protagonist Therapeutics, Inc. (1)	1,568	32,614
Prothena Corporation Plc (1)	2,061	77,267
PTC Therapeutics, Inc. (1)	1,907	31,809
QIAGEN NV - NASDAQ Listed	4,675	144,590
Quality Systems, Inc. (1)	4,562	61,952
Quest Diagnostics, Inc.	4,221	415,726
Quotient Ltd. (1)	2,016	9,979
R1 RCM, Inc. (1)	2,790	12,304
Recro Pharma, Inc. (1)	2,656	24,568
REGENXBIO, Inc. (1)	4,829	160,564
Retrophin, Inc. (1)	9,349	196,983
Rhythm Pharmaceuticals, Inc. (1)	500	14,530
Rockwell Medical, Inc. (1)	854	4,970
RTI Surgical, Inc. (1)	3,052	12,513
Sarepta Therapeutics, Inc. (1)	3,512	195,408
Sienna Biopharmaceuticals, Inc. (1)	337	6,117
Sientra, Inc. (1)	3,299	46,384
Spectrum Pharmaceuticals, Inc. (1)	21,173	401,228
Spero Therapeutics, Inc. (1)	338	3,971
Stemline Therapeutics, Inc. (1)	4,530	70,668
STERIS Plc	2,594	226,897
Sucampo Pharmaceuticals, Inc. (1)	85,540	1,535,443
Syndax Pharmaceuticals, Inc. (1)	55	482
Teleflex, Inc.	1,152	286,641
Tetraphase Pharmaceuticals, Inc. (1)	12,153	76,564
The Cooper Companies, Inc.	325	70,811
The Providence Service Corp. (1)	459	27,237
Tivity Health, Inc. (1)	3,028	110,673
Tocagen, Inc. (1)	282	2,890
Trevena, Inc. (1)	11,241	17,986
Triple-S Management Corp. (1)	4,383	108,918
United Therapeutics Corp. (1)	1,327	196,330
Universal Health Services, Inc.	68,768	7,794,853
Utah Medical Products, Inc.	75	6,105
Voyager Therapeutics, Inc. (1)	4,129	68,541
WellCare Health Plans, Inc. (1)	115	23,128
Zimmer Holdings, Inc.	34,056	4,109,537
Zogenix, Inc. (1)	2,074	83,064

		188,523,141

Industrials - 16.45%
AAR Corp.	8,166	320,842
ABM Industries, Inc.	6,984	263,437
Acacia Research Corp. (1)	2,169	8,784
ACCO Brands Corp. (1)	26,429	322,434
Actuant Corp.	7,177	181,578
Acuity Brands, Inc.	415	73,040
Advanced Disposal Services, Inc. (1)	270,140	6,467,152
AECOM (1)	4,788	177,874
Aegion Corp. (1)	8,005	203,567
AeroVironment, Inc. (1)	5,245	294,559
AGCO Corp.	2,062	147,289
Air Lease Corp.	126,093	6,063,812
Aircastle Ltd.	12,257	286,691
Alamo Group, Inc.	320	36,118
Alaska Air Group, Inc.	646	47,487
Albany International Corp.	1,442	88,611
Allison Transmission Holdings, Inc.	382,820	16,488,057
Altra Industrial Motion Corp.	189,930	9,572,472
AMERCO	155	58,576
Ameresco, Inc. (1)	4,448	38,253
American Airlines Group, Inc.	221,917	11,546,342
American Railcar Industries, Inc.	1,889	78,658
AMETEK, Inc.	186,153	13,490,508
ARC Document Solutions, Inc. (1)	8,870	22,619
ArcBest Corp.	5,471	195,588
Arconic, Inc.	13,146	358,229
Armstrong Flooring, Inc. (1)	5,730	96,952
Armstrong World Industries, Inc. (1)	305,610	18,504,686
Astec Industries, Inc.	2,869	167,837
Atlas Air Worldwide Holdings, Inc. (1)	38,742	2,272,218
Avis Budget Group, Inc. (1)	34,600	1,518,248
Babcock & Wilcox Enterprises, Inc. (1)	10,795	61,316
Barnes Group, Inc.	10,881	688,441
Beacon Roofing Supply, Inc. (1)	4,201	267,856
Blue Bird Corp. (1)	780	15,522
BMC Stock Holdings, Inc. (1)	315,148	7,973,244
Brady Corp.	2,708	102,633
Briggs & Stratton Corp.	10,220	259,281
Caesarstone Ltd. (1)	1,975	43,450
CAI International, Inc. (1)	1,942	54,997
Carlisle Companies, Inc.	1,899	215,821
Casella Waste Systems, Inc. (1)	7,662	176,379
CBIZ, Inc. (1)	12,663	195,643
CECO Environmental Corp.	6,834	35,058
Chart Industries, Inc. (1)	7,832	367,008
Chicago Bridge & Iron Co.	66,973	1,080,944
CIRCOR International, Inc.	76,930	3,744,952

Clean Harbors, Inc. (1)	449	24,336
Cogint, Inc. (1)	4,778	21,023
Colfax Corp. (1)	2,726	108,004
Columbus Mckinnon Corp.	5,366	214,533
CompX International, Inc.	351	4,668
Copa Holdings SA	888	119,045
Costamare, Inc.	12,372	71,386
Covenant Transportation Group, Inc. - Class A (1)	2,874	82,570
CRA International, Inc.	1,998	89,810
Crane Co.	23,247	2,074,097
CSW Industrials, Inc. (1)	1,860	85,467
Cubic Corp.	6,434	379,284
Cummins, Inc.	68,200	12,046,848
Curtiss-Wright Corp.	61,413	7,483,174
Daseke, Inc. (1)	351	5,016
Delta Air Lines, Inc.	79,008	4,424,448
Deluxe Corp.	36,700	2,820,028
DMC Global, Inc.	3,702	92,735
Donaldson Co., Inc.	293	14,342
Dover Corp.	4,264	430,621
Ducommun, Inc. (1)	2,529	71,950
Dun & Bradstreet Corp.	676	80,045
DXP Enterprises, Inc. (1)	835	24,691
Eagle Bulk Shipping, Inc. (1)	9,090	40,723
Eastern Co.	1,351	35,329
Eaton Corp. Plc	110,949	8,766,081
Echo Global Logistics, Inc. (1)	6,610	185,080
EMCOR Group, Inc.	76,963	6,291,725
Encore Wire Corp.	4,906	238,677
EnerSys, Inc.	49,446	3,442,925
Engility Holdings, Inc. (1)	4,514	128,062
Ennis, Inc.	6,119	126,969
EnPro Industries, Inc.	169,180	15,820,022
ESCO Technologies, Inc.	116,568	7,023,222
Essendant, Inc.	9,450	87,602
Esterline Technologies Corp. (1)	103,517	7,732,720
Exone Co. (1)	214	1,798
Expeditors International of Washington, Inc.	1,651	106,803
Federal Signal Corp.	10,892	218,820
Flowserve Corp.	4,022	169,447
Fluor Corp.	98,438	5,084,323
Fortive Corp.	909	65,766
Fortune Brands Home & Security, Inc.	337	23,064
Foundation Building Materials, Inc. (1)	2,545	37,641
Franklin Covey Co. (1)	342	7,097
Franklin Electric Company, Inc.	572	26,255
FreightCar America, Inc.	2,845	48,593
FTI Consulting, Inc. (1)	9,261	397,853
GATX Corp.	9,633	598,787
Genco Shipping & Trading Ltd. (1)	1,854	24,695
Gencor Industries, Inc. (1)	1,980	32,769
General Cable Corp.	912	26,995
Genesee & Wyoming, Inc. (1)	1,883	148,249
Gibraltar Industries, Inc. (1)	7,722	254,826
Global Brass and Copper Holdings, Inc.	59,597	1,972,661
Gorman Rupp Co.	4,285	133,735
GP Strategies Corp. (1)	305	7,076
Graham Corp.	2,147	44,937
Granite Construction, Inc.	2,167	137,453
Great Lakes Dredge & Dock Corp. (1)	12,700	68,580
Greenbrier Companies, Inc.	48,064	2,561,811
Griffon Corp.	1,055	21,469
Hardinge, Inc.	2,690	46,860
Harris Corp.	106,264	15,052,296
Hawaiian Holdings, Inc.	1,232	49,095
HD Supply Holdings, Inc. (1)	255,975	10,246,679
Heartland Express, Inc.	324	7,562
Heidrick & Struggles International, Inc.	4,444	109,100
Heritage Crystal Clean, Inc. (1)	1,627	35,387
Herman Miller, Inc.	71,133	2,848,877
Hertz Global Holdings, Inc. (1)	13,657	301,820
Hexcel Corp.	901	55,727
Hill International, Inc. (1)	1,014	5,526
Hub Group, Inc. (1)	8,186	392,109
Hubbell, Inc.	110,223	14,917,581
Huntington Ingalls Industries, Inc.	29,648	6,988,034
Hurco Companies, Inc.	1,634	68,955
Huron Consulting Group, Inc. (1)	5,341	216,043
Huttig Building Products, Inc. (1)	1,389	9,237
Hyster-Yale Materials Handling, Inc.	410	34,916
ICF International, Inc. (1)	4,378	229,845
IDEX Corp.	155	20,455
IES Holdings, Inc. (1)	1,944	33,534
IHS Markit Ltd. (1)	5,059	228,414
Ingersoll-Rand Plc	74,066	6,605,947
InnerWorkings, Inc. (1)	677	6,790
Insperity, Inc.	131,440	7,538,084
Insteel Industries, Inc.	393	11,130
Interface, Inc.	1,643	41,321
ITT, Inc.	46,127	2,461,798
Jacobs Engineering Group, Inc.	3,662	241,546
JetBlue Airways Corp. (1)	111,749	2,496,473
Kaman Corp.	6,105	359,218
Kansas City Southern	3,181	334,705
KAR Auction Services, Inc.	254,575	12,858,583
KBR, Inc.	31,440	623,455
Kelly Services, Inc.	7,545	205,752
KeyW Holding Corp. (1)	11,298	66,319
Kimball International, Inc.	1,347	25,149
Kirby Corp. (1)	1,648	110,086
KLX, Inc. (1)	12,939	883,087
Knoll, Inc.	277,269	6,388,278
Korn/Ferry International	13,264	548,864
Kratos Defense & Security Solutions, Inc. (1)	12,905	136,664
L.B. Foster Co. (1)	1,952	52,997
L3 Technologies, Inc.	25,975	5,139,154
Lawson Products, Inc. (1)	235	5,816
Layne Christensen Co. (1)	4,466	56,048
Lennox International, Inc.	86	17,910
LSC Communications, Inc.	8,491	128,639
LSI Industries, Inc.	6,172	42,463
Lydall, Inc. (1)	166,376	8,443,582
Macquarie Infrastructure Corp.	2,459	157,868
Manitowoc Co., Inc./The (1)	8,112	319,126
ManpowerGroup, Inc.	163,204	20,581,656
Marten Transport Ltd.	9,793	198,798
Masco Corp.	354,104	15,559,330
Masonite International Corp. (1)	399,665	29,635,160
Matson, Inc.	5,529	164,985
McGrath RentCorp	5,661	265,954
Mercury Systems, Inc. (1)	935	48,012
Meritor, Inc. (1)	20,558	482,291
Milacron Holdings Corp. (1)	732,139	14,013,140
Miller Industries, Inc.	2,446	63,107
Mistras Group, Inc. (1)	3,645	85,548
Mobile Mini, Inc.	11,208	386,676
Moog, Inc. (1)	35,477	3,081,177
MRC Global, Inc. (1)	22,798	385,742
MSA Safety, Inc.	29,560	2,291,491
MSC Industrial Direct Co., Inc.	782	75,588
Mueller Water Products, Inc.	499,878	6,263,471
MYR Group, Inc. (1)	2,177	77,784
National Presto Industries, Inc.	1,081	107,505
Navigant Consulting, Inc. (1)	11,493	223,079
Navios Maritime Holdings, Inc. (1)	22,427	26,912
Navistar International Corp. (1)	11,705	501,910
Nexeo Solutions, Inc. (1)	6,470	58,877
Nielsen Holdings Plc	88,460	3,219,944
NL Industries, Inc. (1)	2,045	29,141
Northwest Pipe Co. (1)	2,228	42,644
NOW, Inc. (1)	26,149	288,424
NV5 Global, Inc. (1)	474	25,667
Old Dominion Freight Line, Inc.	721	94,848
Orbital ATK, Inc.	1,754	230,651
Orion Group Holdings, Inc. (1)	3,318	25,980
Oshkosh Corp.	123,534	11,228,005
Owens Corning	66,986	6,158,693
PACCAR, Inc.	65,818	4,678,343
Parker-Hannifin Corp.	25,838	5,156,748
Park-Ohio Holdings Corp.	2,137	98,195
Pentair Plc	187,573	13,246,405
Pitney Bowes, Inc.	124,131	1,387,785
Powell Industries, Inc.	2,060	59,019
Preformed Line Products Co.	740	52,577
Quad/Graphics, Inc.	3,519	79,529
Quanex Building Products Corp.	206,804	4,839,214
Quanta Services, Inc. (1)	3,384	132,348
Regal-Beloit Corp.	1,386	106,168
Republic Services, Inc.	7,103	480,234

Resources Connection, Inc.	7,137	110,267
Revolution Lighting Technologies, Inc. (1)	2,874	9,455
Rexnord Corp. (1)	26,151	680,449
Roadrunner Transportation Systems, Inc. (1)	7,867	60,655
Robert Half International, Inc.	180,531	10,026,692
Roper Technologies, Inc.	175	45,325
RPX Corp.	11,257	151,294
RR Donnelley & Sons Co.	12,617	117,338
Rush Enterprises, Inc. - Class A (1)	3,880	197,143
Rush Enterprises, Inc. - Class B (1)	624	30,083
Ryder System, Inc.	20,825	1,752,840
Safe Bulkers, Inc. (1)	11,896	38,424
Saia, Inc. (1)	3,521	249,111
Schneider National, Inc.	754	21,534
Scorpio Bulkers, Inc.	14,280	105,672
Sensata Technologies Holding NV (1)	2,576	131,659
Simpson Manufacturing Company, Inc.	8,704	499,697
SkyWest, Inc.	12,748	676,919
Snap-on, Inc.	91,701	15,983,484
Southwest Airlines Co.	84,019	5,499,044
SP Plus Corp. (1)	2,981	110,595
Spartan Motors, Inc.	3,506	55,220
Sparton Corp. (1)	2,261	52,139
Spirit AeroSystems Holdings, Inc.	156,302	13,637,350
Spirit Airlines, Inc. (1)	2,105	94,409
SPX FLOW, Inc. (1)	7,510	357,101
Standex International Corp.	68,648	6,991,799
Stanley Black & Decker, Inc.	57,434	9,745,975
Steelcase, Inc.	183,317	2,786,418
Stericycle, Inc. (1)	2,536	172,423
Sterling Construction Company, Inc. (1)	4,870	79,284
Sunrun, Inc. (1)	20,203	119,198
Team, Inc. (1)	3,948	58,825
Teledyne Technologies, Inc. (1)	1,070	193,831
Tennant Co.	171	12,423
Terex Corp.	2,395	115,487
Tetra Tech, Inc.	1,007	48,487
Textainer Group Holdings Ltd. (1)	6,640	142,760
Textron, Inc.	197,843	11,195,935
The Brink’s Co.	84,743	6,669,274
The Middleby Corp. (1)	107,525	14,510,499
The Timken Co.	159,199	7,824,631
Thermon Group Holdings, Inc. (1)	7,768	183,869
Titan International, Inc.	12,270	158,038
Titan Machinery, Inc. (1)	4,682	99,118
TriMas Corp. (1)	563,996	15,086,893
Trinity Industries, Inc.	4,633	173,552
Triton International Ltd./Bermuda	11,742	439,738
Triumph Group, Inc.	12,266	333,635
TrueBlue, Inc. (1)	9,496	261,140
Tutor Perini Corp. (1)	7,834	198,592
Twin Disc, Inc. (1)	1,985	52,741
UniFirst Corp.	3,779	623,157
United Continental Holdings, Inc. (1)	159,428	10,745,447
United Rentals, Inc. (1)	25,100	4,314,941
Universal Forest Products, Inc.	1,747	65,722
Universal Logistics Holdings, Inc.	548	13,015
US Ecology, Inc.	166,410	8,486,910
USG Corp. (1)	44,214	1,704,892
Valmont Industries, Inc.	688	114,105
Vectrus, Inc. (1)	2,143	66,112
Veritiv Corp. (1)	2,746	79,359
Viad Corp.	1,996	110,578
Vicor Corp. (1)	231	4,828
Vivint Solar, Inc. (1)	6,137	24,855
VSE Corp.	2,124	102,865
W.W. Grainger, Inc.	85	20,081
Wabash National Corp.	77,516	1,682,097
WABCO Holdings, Inc. (1)	47,533	6,820,986
Wabtec Corp.	1,802	146,737
Watts Water Technologies, Inc.	3,029	230,053
Werner Enterprises, Inc.	11,740	453,751
Wesco Aircraft Holdings, Inc. (1)	170,296	1,260,190
WESCO International, Inc. (1)	85,986	5,859,946
Willis Lease Finance Corp. (1)	780	19,477
XPO Logistics, Inc. (1)	936	85,728
Xylem, Inc.	2,644	180,321
YRC Worldwide, Inc. (1)	6,331	91,040

		623,683,140

Information Technology - 13.10%
Acacia Communications, Inc. (1)	383	13,876
ACI Worldwide, Inc. (1)	285,070	6,462,537
Activision Blizzard, Inc.	193,360	12,243,555
Actua Corp. (1)	7,247	113,053
Acxiom Corp. (1)	9,875	272,155
ADTRAN, Inc.	11,900	230,265
Agilysys, Inc. (1)	3,768	46,271
Akamai Technologies, Inc. (1)	5,087	330,858
Alliance Data Systems Corp.	46,475	11,780,483
Alpha and Omega Semiconductor Ltd. (1)	4,501	73,636
Ambarella, Inc. (1)	4,734	278,123
Amdocs Ltd.	232,022	15,192,801
American Software, Inc.	2,325	27,040
Amkor Technology, Inc. (1)	229,163	2,303,088
Analog Devices, Inc.	119,325	10,623,505
Anixter International, Inc. (1)	7,240	550,240
Applied Materials, Inc.	80,700	4,125,384
Aquantia Corp. (1)	674	7,636
ARRIS International Plc (1)	5,459	140,242
Arrow Electronics, Inc. (1)	205,817	16,549,745
Autodesk, Inc. (1)	1,165	122,127
Avid Technology, Inc. (1)	2,842	15,318
Avnet, Inc.	403,428	15,983,817
AVX Corp.	11,536	199,573
AXT, Inc. (1)	9,052	78,752
Bazaarvoice, Inc. (1)	20,647	112,526
Bel Fuse, Inc.	1,834	46,171
Belden, Inc.	60,061	4,634,907
Benchmark Electronics, Inc. (1)	12,745	370,879
Blucora, Inc. (1)	8,535	188,623
Booz Allen Hamilton Holding Corp.	249	9,494
Bottomline Technologies, Inc. (1)	1,088	37,732
Brooks Automation, Inc.	248,500	5,926,725
CA, Inc.	62,643	2,084,759
CACI International, Inc. (1)	99,745	13,201,251
Calix, Inc. (1)	10,548	62,761
Cars.com, Inc. (1)	17,949	517,649
ChannelAdvisor Corp. (1)	216	1,944
Check Point Software Technologies Ltd. (1)	109,600	11,356,752
Cirrus Logic, Inc. (1)	39,900	2,069,214
Cognizant Technology Solutions - Class A	48,712	3,459,526
Cohu, Inc.	5,500	120,725
CommScope Holding Co., Inc. (1)	318,572	12,051,579
Comtech Telecommunications Corp.	5,715	126,416
Conduent, Inc. (1)	5,905	95,425
Control4 Corp. (1)	536	15,951
Convergys Corp.	92,389	2,171,142
CoreLogic, Inc. (1)	1,064	49,167
Corning, Inc.	131,100	4,193,889
Cray, Inc. (1)	9,762	236,240
Cree, Inc. (1)	24,302	902,576
CSG Systems International, Inc.	1,482	64,941
CTS Corp.	7,660	197,245
CyberOptics Corp. (1)	677	10,155
Cypress Semiconductor Corp.	9,264	141,183
Daktronics, Inc.	3,891	35,525
DHI Group, Inc. (1)	10,860	20,634
Digi International, Inc. (1)	6,347	60,614
Digimarc Corp. (1)	109	3,940
Diodes, Inc. (1)	7,043	201,923
Dolby Laboratories, Inc.	1,707	105,834
DSP Group, Inc. (1)	5,077	63,463
DST Systems, Inc.	1,704	105,767
DXC Technology Co.	170,700	16,199,430
Eastman Kodak Co. (1)	691	2,142
eBay, Inc. (1)	254,012	9,586,413
EchoStar Corp. (1)	1,436	86,016
Electro Scientific Industries, Inc. (1)	7,737	165,804
EMCORE Corp. (1)	3,358	21,659
Entegris, Inc.	251,730	7,665,179
EVERTEC, Inc.	2,372	32,378
F5 Networks, Inc. (1)	20,800	2,729,376
FARO Technologies, Inc. (1)	2,978	139,966
Fidelity National Information Services, Inc.	355,913	33,487,854
Finisar Corp. (1)	15,365	312,678
FireEye, Inc. (1)	5,679	80,642
First Solar, Inc. (1)	2,507	169,273
Fiserv, Inc. (1)	47,175	6,186,058
Fitbit, Inc. (1)	47,144	269,192

Flex Ltd. (1)	819,687	14,746,169
FLIR Systems, Inc.	1,991	92,820
ForeScout Technologies, Inc. (1)	303	9,663
Global Payments, Inc.	131,800	13,211,632
Glu Mobile, Inc. (1)	24,296	88,437
GSI Technology, Inc. (1)	3,669	29,205
Guidewire Software, Inc. (1)	1,398	103,815
Harmonic, Inc. (1)	18,617	78,191
Hewlett Packard Enterprise Co.	224,890	3,229,420
HP, Inc.	679,253	14,271,106
II-VI, Inc. (1)	10,730	503,774
Infinera Corp. (1)	35,905	227,279
Information Services Group, Inc. (1)	3,306	13,786
Insight Enterprises, Inc. (1)	5,313	203,435
InterActiveCorp (1)	85,087	10,404,438
IXYS Corp. (1)(4)	6,369	152,538
Jabil, Inc.	209,620	5,502,525
Juniper Networks, Inc.	172,941	4,928,819
Keysight Technologies, Inc. (1)	5,705	237,328
Kimball Electronics, Inc. (1)	6,472	118,114
KLA-Tencor Corp.	27,309	2,869,357
Knowles Corp. (1)	22,556	330,671
Kopin Corp. (1)	1,173	3,754
KVH Industries, Inc. (1)	3,471	35,925
Lam Research Corp.	42,300	7,786,161
Leaf Group Ltd. (1)	4,027	39,867
Leidos Holdings, Inc.	113,125	7,304,481
Limelight Networks, Inc. (1)	10,156	44,788
Liquidity Services, Inc. (1)	5,597	27,145
Littelfuse, Inc.	34,250	6,775,335
LogMeIn, Inc.	590	67,555
MACOM Technology Solutions Holdings, Inc. (1)	225,970	7,353,064
Mantech International Corp.	6,597	331,103
Marvell Technology Group Ltd.	297,890	6,395,698
Maxwell Technologies, Inc. (1)	8,487	48,885
Meet Group, Inc. (1)	12,678	35,752
Methode Electronics, Inc.	144,680	5,801,668
Microsemi Corp. (1)	107,976	5,576,960
MicroStrategy, Inc. (1)	1,019	133,795
MKS Instruments, Inc.	100,660	9,512,370
MoneyGram International, Inc. (1)	6,547	86,289
Monotype Imaging Holdings, Inc.	5,429	130,839
Motorola Solutions, Inc.	4,573	413,125
MTS Systems Corp.	4,127	221,620
Nanometrics, Inc. (1)	922	22,976
National Instruments Corp.	703	29,266
NCR Corp. (1)	461,325	15,680,437
NeoPhotonics Corp. (1)	8,224	54,114
NetApp, Inc.	208,508	11,534,663
NetEase, Inc. - ADR	13,409	4,627,044
NETGEAR, Inc. (1)	108,038	6,347,233
NetScout Systems, Inc. (1)	196,830	5,993,474
Nuance Communications, Inc. (1)	8,844	144,599
NVE Corp.	59	5,074
Oclaro, Inc. (1)	5,276	35,560
ON Semiconductor Corp. (1)	492,917	10,321,682
Park Electrochemical Corp.	4,563	89,663
PC Connection, Inc.	2,776	72,759
PCM, Inc. (1)	1,351	13,375
PDF Solutions, Inc. (1)	370	5,809
Perficient, Inc. (1)	7,820	149,127
Photronics, Inc. (1)	16,413	139,921
Plantronics, Inc.	23,000	1,158,740
Plexus Corp. (1)	112,212	6,813,513
Presidio, Inc. (1)	1,970	37,765
Progress Software Corp.	1,899	80,840
QAD, Inc.	826	32,090
Qorvo, Inc. (1)	43,278	2,882,315
Quantum Corp. (1)	5,717	32,187
QuinStreet, Inc. (1)	8,961	75,093
Radisys Corp. (1)	6,428	6,460
Rambus, Inc. (1)	19,383	275,626
RealNetworks, Inc. (1)	4,761	16,283
Ribbon Communications, Inc. (1)	11,174	86,375
Rogers Corp. (1)	58,350	9,448,032
Rosetta Stone, Inc. (1)	3,559	44,381
Rubicon Project, Inc. (1)	10,102	18,891
Rudolph Technologies, Inc. (1)	733	17,519
Sabre Corp.	1,423	29,172
Sanmina Corp. (1)	73,362	2,420,946
ScanSource, Inc. (1)	6,055	216,769
Seagate Technology Plc	55,900	2,338,856
SecureWorks Corp. (1)	1,804	16,001
SendGrid, Inc. (1)	470	11,266
ServiceSource International, Inc. (1)	5,679	17,548
Sigma Designs, Inc. (1)	9,270	64,427
Silver Spring Networks, Inc. (1)	7,777	126,298
Skyworks Solutions, Inc.	34,022	3,230,389
SMART Global Holdings, Inc. (1)	644	21,703
SS&C Technologies Holdings, Inc.	419	16,961
Stratasys Ltd. (1)	6,104	121,836
SunPower Corp. (1)	14,658	123,567
Super Micro Computer, Inc. (1)	7,504	157,021
Switch, Inc.	204	3,711
Sykes Enterprises, Inc. (1)	9,106	286,384
Synchronoss Technologies, Inc. (1)	10,581	94,594
SYNNEX Corp.	5,707	775,867
Synopsys, Inc. (1)	4,257	362,867
TE Connectivity Ltd.	175,760	16,704,230
Tech Data Corp. (1)	82,724	8,104,470
TechTarget, Inc. (1)	3,245	45,170
Telenav, Inc. (1)	3,195	17,573
Teradata Corp. (1)	3,721	143,110
Teradyne, Inc.	400	16,748
The Western Union Co.	111,000	2,110,110
TiVo Corp.	29,509	460,340
Trimble, Inc. (1)	1,574	63,967
TTM Technologies, Inc. (1)	123,745	1,939,084
Twitter, Inc. (1)	19,325	463,993
Unisys Corp. (1)	3,533	28,794
VASCO Data Security International, Inc. (1)	6,735	93,617
Veeco Instruments, Inc. (1)	11,463	170,226
VeriFone Systems, Inc. (1)	25,942	459,433
Verint Systems, Inc. (1)	13,142	549,993
Versum Materials, Inc.	3,039	115,026
ViaSat, Inc. (1)	12,594	942,661
Viavi Solutions, Inc. (1)	35,142	307,141
Virtusa Corp. (1)	1,803	79,476
Vishay Intertechnology, Inc.	107,441	2,229,401
Vishay Precision Group, Inc. (1)	2,491	62,649
Western Digital Corp.	41,857	3,328,887
WEX, Inc. (1)	252	35,590
Xcerra Corp. (1)	1,655	16,202
Xerox Corp.	60,907	1,775,439
Xilinx, Inc.	414	27,912
XO Group, Inc. (1)	1,355	25,013
Zillow Group, Inc. - Class A (1)	574	23,385
Zillow Group, Inc. - Class C (1)	936	38,301
Zynga, Inc. (1)	23,525	94,100

		496,633,198

Materials - 6.16%
Advanced Emissions Solutions, Inc.	684	6,607
AdvanSix, Inc. (1)	1,066	44,847
AgroFresh Solutions, Inc. (1)	5,308	39,279
AK Steel Holding Corp. (1)	78,685	445,357
Albemarle Corp.	2,764	353,488
Alcoa Corp. (1)	5,661	304,958
Allegheny Technologies, Inc. (1)	31,221	753,675
American Vanguard Corp.	6,999	137,530
Ampco-Pittsburgh Corp.	2,282	28,297
AptarGroup, Inc.	1,452	125,279
Ardagh Group SA	230	4,853
Ashland Global Holdings, Inc.	1,902	135,422
Avery Dennison Corp.	113,916	13,084,392
Ball Corp.	4,748	179,712
Bemis, Inc.	2,789	133,286
Berry Global Group, Inc. (1)	167,480	9,826,052
Boise Cascade Co.	7,995	319,000
Cabot Corp.	44,994	2,771,180
Calgon Carbon Corp.	11,650	248,145
Carpenter Technology Corp.	11,540	588,425
Celanese Corp.	57,001	6,103,667
Cemex SAB de CV - ADR (1)	742,832	5,571,240
Century Aluminum Co. (1)	11,338	222,678
CF Industries Holdings, Inc.	7,127	303,183
Clearwater Paper Corp. (1)	4,016	182,326
Cleveland-Cliffs, Inc. (1)	72,797	524,866
Coeur Mining, Inc. (1)	37,692	282,690
Commercial Metals Co.	28,976	617,768

Compass Minerals International, Inc.	690	49,853
Constellium (1)	1,091,875	12,174,406
Core Molding Technologies, Inc.	1,852	40,188
Crown Holdings, Inc. (1)	408,179	22,960,069
Domtar Corp.	45,429	2,249,644
Eastman Chemical Co.	74,412	6,893,528
Flotek Industries, Inc. (1)	11,806	55,016
FMC Corp.	51,561	4,880,764
Freeport-McMoRan, Inc. (1)	33,476	634,705
FutureFuel Corp.	6,014	84,737
GCP Applied Technologies, Inc. (1)	17,787	567,405
Gold Resource Corp.	12,796	56,302
Graphic Packaging Holding Co.	546,808	8,448,184
Greif, Inc. - Class A	980	59,368
Greif, Inc. - Class B	165	11,443
Hawkins, Inc.	1,894	66,669
Haynes International, Inc.	2,875	92,144
HB Fuller Co.	137,298	7,396,243
Hecla Mining Co.	97,123	385,578
Huntsman Corp.	156,929	5,224,166
Ingevity Corp. (1)	120,950	8,523,347
Innophos Holdings, Inc.	4,738	221,407
Innospec, Inc.	5,848	412,869
International Paper Co.	80,740	4,678,076
Intrepid Potash, Inc. (1)	23,414	111,451
Kaiser Aluminum Corp.	4,062	434,025
Klondex Mines Ltd. (1)	30,136	78,655
Kraton Corp. (1)	5,983	288,201
Louisiana-Pacific Corp. (1)	2,315	60,792
LSB Industries, Inc. (1)	5,327	46,665
Martin Marietta Materials, Inc.	181	40,008
Materion Corp.	4,949	240,521
Minerals Technologies, Inc.	120,519	8,297,733
Neenah Paper, Inc.	678	61,461
NewMarket Corp.	14	5,563
Newmont Mining Corp.	16,465	617,767
Nucor Corp.	9,855	626,581
Olin Corp.	5,070	180,391
Olympic Steel, Inc.	2,218	47,665
OMNOVA Solutions, Inc. (1)	3,506	35,060
Owens-Illinois, Inc. (1)	112,790	2,500,554
Packaging Corporation of America	77,075	9,291,391
PH Glatfelter Co.	323,658	6,939,228
Platform Specialty Products Corp. (1)	3,799	37,686
PolyOne Corp.	335,750	14,605,125
PPG Industries, Inc.	25,447	2,972,719
PQ Group Holdings, Inc. (1)	4,797	78,911
Ramaco Resources, Inc. (1)	1,591	10,946
Rayonier Advanced Materials, Inc.	3,894	79,632
Reliance Steel & Aluminum Co.	187,791	16,110,590
Royal Gold, Inc.	1,265	103,882
RPM International, Inc.	327	17,141
Ryerson Holding Corp. (1)	3,611	37,554
Schnitzer Steel Industries, Inc.	6,412	214,802
Schweitzer-Mauduit International, Inc.	34,372	1,559,114
Scotts Miracle-Gro Co.	105	11,234
Sealed Air Corp.	2,715	133,850
Sonoco Products Co.	3,036	161,333
Southern Copper Corp.	243	11,530
Steel Dynamics, Inc.	413,436	17,831,495
Stepan Co.	1,778	140,409
SunCoke Energy, Inc. (1)	15,666	187,835
Tahoe Resources, Inc.	9,701	46,468
The Mosaic Co.	10,735	275,460
TimkenSteel Corp. (1)	9,641	146,447
Trecora Resources (1)	4,736	63,936
Tredegar Corp.	6,368	122,266
Trinseo S.A.	42,915	3,115,629
Tronox Ltd.	22,418	459,793
UFP Technologies, Inc. (1)	1,481	41,172
United States Lime & Minerals, Inc.	461	35,543
United States Steel Corp.	5,327	187,457
Valhi, Inc.	5,911	36,471
Valvoline, Inc.	316,052	7,920,263
Verso Corp. (1)	7,624	133,954
Vulcan Materials Co.	281	36,072
Warrior Met Coal, Inc.	8,029	201,929
Westlake Chemical Corp.	565	60,189
WestRock Co.	106,757	6,748,110
Worthington Industries, Inc.	1,051	46,307

		233,391,279

Real Estate - 7.28%
Acadia Realty Trust	20,320	555,955
Agree Realty Corp.	6,886	354,216
Alexander & Baldwin, Inc.	321,768	8,925,844
Alexander’s, Inc.	39	15,438
Alexandria Real Estate Equities, Inc.	2,928	382,368
Altisource Residential Corp.	12,330	146,234
American Assets Trust, Inc.	125,916	4,815,028
American Campus Communities, Inc.	4,214	172,900
American Homes 4 Rent	185,703	4,055,754
Apartment Investment & Management Co.	4,859	212,387
Apple Hospitality REIT, Inc.	6,561	128,661
Armada Hoffler Properties, Inc.	1,145	17,782
Ashford Hospitality Prime, Inc.	6,534	63,576
Ashford Hospitality Trust, Inc.	19,703	132,601
AvalonBay Communities, Inc.	4,256	759,313
Bluerock Resident Growth REIT, Inc. - Class A	5,901	59,659
Boston Properties, Inc.	139,226	18,103,557
Brandywine Realty Trust	5,373	97,735
Brixmor Property Group, Inc.	9,491	177,102
Camden Property Trust	2,822	259,793
CareTrust REIT, Inc.	1,380	23,129
CatchMark Timber Trust, Inc.	10,483	137,642
CBL & Associates Properties, Inc.	134,751	762,691
CBRE Group, Inc. (1)	5,119	221,704
Cedar Realty Trust, Inc.	21,640	131,571
Chatham Lodging Trust	116,336	2,647,807
Chesapeake Lodging Trust	14,922	404,237
City Office REIT, Inc.	6,099	79,348
Clipper Realty, Inc.	3,117	31,139
Colony NorthStar, Inc.	16,729	190,878
Columbia Property Trust, Inc.	3,878	89,000
Community Healthcare Trust, Inc.	3,469	97,479
Consolidated-Tomoka Land Co.	122	7,747
CoreCivic, Inc.	3,653	82,192
CorEnergy Infrastructure Trust, Inc.	2,919	111,506
Corporate Office Properties Trust	3,106	90,695
Cousins Properties, Inc.	102,851	951,372
CubeSmart	1,835	53,068
CyrusOne, Inc.	161,281	9,601,058
DCT Industrial Trust, Inc.	2,908	170,932
DDR Corp.	261,812	2,345,836
DiamondRock Hospitality Co.	263,062	2,969,970
Digital Realty Trust, Inc.	1,494	170,167
Douglas Emmett, Inc.	217,089	8,913,674
Duke Realty Corp.	176,019	4,789,477
Easterly Government Properties, Inc.	10,725	228,871
EastGroup Properties, Inc.	65,990	5,832,196
Education Realty Trust, Inc.	19,080	666,274
Empire State Realty Trust, Inc.	4,028	82,695
EPR Properties	1,976	129,349
Equity Commonwealth (1)	613,493	18,717,671
Equity Residential	100,118	6,384,525
Essex Property Trust, Inc.	21,135	5,101,355
Extra Space Storage, Inc.	584	51,071
Farmland Partners, Inc.	7,883	68,424
Federal Realty Investment Trust	1,369	181,817
First Industrial Realty Trust, Inc.	22,984	723,306
Forest City Realty Trust, Inc.	7,716	185,956
Forestar Group, Inc. (1)	2,650	58,300
Four Corners Property Trust, Inc.	4,667	119,942
Franklin Street Properties Corp.	188,576	2,025,306
FRP Holdings, Inc. (1)	1,643	72,703
Gaming and Leisure Properties, Inc.	4,235	156,695
Getty Realty Corp.	26,822	728,486
GGP, Inc.	19,017	444,808
Gladstone Commercial Corp.	6,779	142,766
Global Medical REIT, Inc.	4,073	33,399
Global Net Lease, Inc.	17,100	351,918
Government Properties Income Trust	105,801	1,961,551
Gramercy Property Trust	34,071	908,333
Griffin Industrial Realty, Inc.	134	4,918
HCP, Inc.	14,508	378,369
Healthcare Realty Trust, Inc.	30,294	973,043
Healthcare Trust of America, Inc.	6,273	188,441
Hersha Hospitality Trust	9,932	172,817
Highwoods Properties, Inc.	3,157	160,723
Hospitality Properties Trust	120,308	3,591,194

Host Hotels & Resorts, Inc.	250,333	4,969,110
Hudson Pacific Properties, Inc.	4,300	147,275
Independence Realty Trust, Inc.	167,322	1,688,279
InfraREIT, Inc.	10,428	193,752
Investors Real Estate Trust	29,381	166,884
Invitation Homes, Inc.	8,954	211,046
Iron Mountain, Inc.	1,077	40,635
iStar, Inc. (1)	17,333	195,863
JBG SMITH Properties	2,679	93,042
Jernigan Capital, Inc.	3,285	62,448
Jones Lang LaSalle, Inc.	1,388	206,715
Kennedy-Wilson Holdings, Inc.	14,138	245,294
Kilroy Realty Corp.	52,831	3,943,834
Kimco Realty Corp.	207,828	3,772,078
Kite Realty Group Trust	20,923	410,091
Lamar Advertising Co.	297	22,049
LaSalle Hotel Properties	116,388	3,267,011
Lexington Realty Trust	302,293	2,917,127
Liberty Property Trust	4,536	195,093
Life Storage, Inc.	1,426	127,014
LTC Properties, Inc.	5,667	246,798
Mack Cali Realty Corp.	106,808	2,302,780
MedEquities Realty Trust, Inc.	5,290	59,354
Medical Properties Trust, Inc.	140,013	1,929,379
Mid-America Apartment Communities, Inc.	3,508	352,764
Monmouth Real Estate Investment Corp.	14,464	257,459
National Health Investors, Inc.	5,478	412,932
National Retail Properties, Inc.	4,686	202,107
National Storage Affiliates Trust Co.	9,753	265,867
New Senior Investment Group, Inc.	20,004	151,230
NexPoint Residential Trust, Inc.	3,996	111,648
NorthStar Realty Europe Corp.	13,598	182,621
Omega Healthcare Investors, Inc.	130,302	3,588,517
One Liberty Properties, Inc.	3,636	94,245
Outfront Media, Inc.	3,708	86,026
Paramount Group, Inc.	6,306	99,950
Park Hotels & Resorts, Inc.	4,398	126,442
Pebblebrook Hotel Trust	353,077	13,123,872
Pennsylvania Real Estate Investment Trust	17,105	203,378
Physicians Realty Trust	457,529	8,230,947
Piedmont Office Realty Trust, Inc.	149,769	2,936,970
Preferred Apartment Communities, Inc.	9,089	184,052
Prologis, Inc.	16,255	1,048,610
QTS Realty Trust, Inc.	172,670	9,351,807
Quality Care Properties, Inc. (1)	24,184	333,981
RAIT Financial Trust	25,039	9,390
Ramco-Gershenson Properties Trust	19,412	285,939
Rayonier, Inc.	3,949	124,907
Re/Max Holdings, Inc.	4,379	212,381
Realogy Holdings Corp.	4,144	109,816
Realty Income Corp.	8,722	497,328
Redfin Corp. (1)	1,753	54,904
Regency Centers Corp.	137,603	9,519,376
Retail Opportunity Investments Corp.	24,575	490,271
Retail Properties of America, Inc.	7,047	94,712
Rexford Industrial Realty, Inc.	11,162	325,484
RLJ Lodging Trust	42,030	923,399
Sabra Health Care REIT, Inc.	164,279	3,083,517
Safety Income and Growth, Inc.	1,874	32,982
Saul Centers, Inc.	298	18,401
Select Income REIT	156,753	3,939,203
Senior Housing Properties Trust	233,710	4,475,547
Seritage Growth Properties	6,245	252,673
SL Green Realty Corp.	115,958	11,703,641
Spirit Realty Capital, Inc.	218,221	1,872,336
STAG Industrial, Inc.	23,818	650,946
STORE Capital Corp.	281,474	7,329,583
Stratus Properties, Inc.	1,377	40,897
Summit Hotel Properties, Inc.	139,585	2,125,880
Sun Communities, Inc.	2,363	219,239
Sunstone Hotel Investors, Inc.	55,989	925,498
Tanger Factory Outlet Centers, Inc.	2,638	69,933
Taubman Centers, Inc.	913	59,738
Tejon Ranch Co. (1)	4,501	93,445
Terreno Realty Corp.	9,562	335,244
The GEO Group, Inc.	23,800	561,680
The Howard Hughes Corp. (1)	131,948	17,320,814
The Macerich Co.	4,197	275,659
The St. Joe Co. (1)	10,809	195,102
Tier REIT, Inc.	11,807	240,745
Transcontinental Realty Investors, Inc. (1)	515	16,130
UDR, Inc.	8,261	318,214
UMH Properties, Inc.	1,353	20,160
Uniti Group, Inc.	5,152	91,654
Urstadt Biddle Properties, Inc.	7,182	156,137
Ventas, Inc.	10,945	656,809
VEREIT, Inc.	375,728	2,926,921
Vornado Realty Trust	5,321	415,996
W.P. Carey, Inc.	3,319	228,679
Washington Prime Group, Inc.	324,067	2,307,357
Washington Real Estate Investment Trust	12,810	398,647
Weingarten Realty Investors	3,761	123,624
Welltower, Inc.	11,325	722,195
Weyerhaeuser Co.	23,009	811,297
Whitestone REIT	9,289	133,854
Xenia Hotels & Resorts, Inc.	195,805	4,227,430

		276,121,534

Telecommunication Services - 0.24%
ATN International, Inc.	2,470	136,492
CenturyLink, Inc.	29,695	495,313
Cincinnati Bell, Inc. (1)	10,219	213,066
Consolidated Communications Holdings, Inc.	7,299	88,975
Frontier Communications Corp.	19,344	130,765
General Communication, Inc. (1)	385	15,023
Globalstar, Inc. (1)	47,611	62,370
Hawaiian Telcom Holdco, Inc. (1)	1,353	41,754
IDT Corp.	1,507	15,974
Intelsat S.A. (1)	9,674	32,795
Iridium Communications, Inc. (1)	20,277	239,269
ORBCOMM, Inc. (1)	1,432	14,578
pdvWireless, Inc. (1)	2,284	73,316
RingCentral, Inc. (1)	150,525	7,285,410
Spok Holdings, Inc.	4,493	70,316
Telephone & Data Systems, Inc.	3,050	84,790
United States Cellular Corp. (1)	399	15,014
Windstream Holdings, Inc.	45,279	83,766

		9,098,986

Utilities - 4.16%
AES Corp.	145,078	1,571,195
ALLETE, Inc.	12,634	939,464
Alliant Energy Corp.	346,324	14,756,866
Ameren Corp.	7,490	441,835
American States Water Co.	2,687	155,604
American Water Works Co., Inc.	5,493	502,555
Aqua America, Inc.	5,467	214,470
AquaVenture Holdings Ltd. (1)	2,744	42,587
Artesian Resources Corp.	1,861	71,760
Atlantic Power Corp. (1)	7,467	17,547
Atlantica Yield Plc	780,400	16,552,284
Atmos Energy Corp.	3,185	273,560
Avangrid, Inc.	1,792	90,639
Avista Corp.	15,964	821,986
Black Hills Corp.	13,206	793,813
Cadiz, Inc. (1)	5,140	73,245
California Water Service Group	4,439	201,309
Calpine Corp. (1)	11,088	167,761
CenterPoint Energy, Inc.	13,295	377,046
Chesapeake Utilities Corp.	3,356	263,614
CMS Energy Corp.	8,626	408,010
Connecticut Water Services, Inc.	2,796	160,518
Consolidated Edison, Inc.	9,619	817,134
Consolidated Water Co., Inc.	3,614	45,536
DTE Energy Co.	76,183	8,338,991
Dynegy, Inc. (1)	27,661	327,783
Edison International	62,702	3,965,274
El Paso Electric Co.	10,108	559,478
Entergy Corp.	97,749	7,955,791
Eversource Energy	9,796	618,911
Evoqua Water Technologies Corp. (1)	3,704	87,822
Exelon Corp.	88,500	3,487,785
FirstEnergy Corp.	251,517	7,701,451
Genie Energy Ltd.	3,776	16,463
Great Plains Energy, Inc.	126,492	4,078,102
Hawaiian Electric Industries, Inc.	3,362	121,536
IDACORP, Inc.	12,337	1,127,108
MDU Resources Group, Inc.	6,010	161,549
MGE Energy, Inc.	76,354	4,817,937
Middlesex Water Co.	532	21,232
National Fuel Gas Co.	64,291	3,530,219

New Jersey Resources Corp.	19,497	783,779
NiSource, Inc.	10,330	265,171
Northwest Natural Gas Co.	6,971	415,820
NorthWestern Corp.	12,093	721,952
NRG Energy, Inc.	7,366	209,784
NRG Yield, Inc. - Class A	8,709	164,165
NRG Yield, Inc. - Class C	16,765	316,858
OGE Energy Corp.	6,108	201,014
ONE Gas, Inc.	73,822	5,408,200
Ormat Technologies, Inc.	5,231	334,575
Otter Tail Corp.	9,729	432,454
Pattern Energy Group, Inc.	15,246	327,637
Pinnacle West Capital Corp.	177,127	15,087,678
PNM Resources, Inc.	19,760	799,292
Portland General Electric Co.	125,784	5,733,235
PPL Corp.	152,105	4,707,650
Public Service Enterprise Group, Inc.	229,619	11,825,379
RGC Resources, Inc.	895	24,237
SCANA Corp.	100,536	3,999,322
Sempra Energy	7,754	829,058
SJW Group	4,062	259,277
South Jersey Industries, Inc.	19,677	614,513
Southwest Gas Holdings, Inc.	10,554	849,386
Spark Energy, Inc.	360	4,464
Spire, Inc.	11,649	875,422
TerraForm Power, Inc. (1)	11,136	133,187
UGI Corp.	5,281	247,943
Unitil Corp.	3,225	147,125
Vectren Corp.	2,565	166,776
Vistra Energy Corp. (1)	7,381	135,220
WEC Energy Group, Inc.	9,732	646,497
Westar Energy, Inc.	4,337	228,994
WGL Holdings, Inc.	12,639	1,084,932
Xcel Energy, Inc.	269,136	12,948,133
York Water Co.	186	6,305

		157,613,204

Total Common Stocks (Cost $3,095,050,252)		$3,673,862,801

SHORT-TERM INVESTMENTS - 2.86%
Money Market Funds - 2.86%
Goldman Sachs Financial Square Government Fund - Class I, 1.19% (2)	54,061,236	$54,061,236
JPMorgan U.S. Government Money Market Fund - Class I, 1.17% (2)	54,242,049	54,242,049

Total Short-Term Investments (Cost $108,303,285)		$108,303,285

TOTAL INVESTMENTS IN SECURITIES - 99.77% (Cost $3,203,353,537)		$3,782,166,086
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.23%		8,819,317

TOTAL NET ASSETS - 100.00%		$3,790,985,403

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. This securities represents $0 or 0.00% of the Fund’s net assets.
(4)	Security is restricted at December 31, 2017. The value of the restricted security totals $152,538, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Value
Common Stocks - 95.40%
Australia - 2.50%
AGL Energy	14,340	$271,744
Alumina Ltd.	50,946	96,011
Amcor Ltd.	25,211	302,086
AMP Ltd.	64,696	261,146
APA Group	23,768	154,123
Aristocrat Leisure Ltd.	11,553	212,739
ASX Ltd.	4,589	195,892
Atlassian Corporation Plc (1)	165,889	7,551,267
Aurizon Holdings Ltd.	44,661	172,090
AusNet Services	37,695	52,973
Australia & New Zealand Banking Group Ltd.	64,877	1,447,344
Bank of Queensland Ltd.	8,524	84,313
Bendigo & Adelaide Bank Ltd.	11,353	103,023
BHP Billiton Ltd.	69,963	1,607,114
BHP Billiton Plc	46,720	944,693
BlueScope Steel Ltd.	11,755	140,009
Boral Ltd.	25,594	154,941
Brambles Ltd.	1,800,843	14,113,333
Caltex Australia Ltd.	5,489	145,410
Challenger Ltd.	12,288	134,007
CIMIC Group Ltd.	2,117	84,670
Coca-Cola Amatil Ltd.	11,891	78,776
Cochlear Ltd.	211,221	28,156,309
Commonwealth Bank of Australia	38,253	2,387,312
Computershare Ltd.	9,948	126,039
Crown Resorts Ltd.	7,463	75,648
CSL Ltd.	414,300	45,528,980
Dexus Property Group	22,186	168,360
Domino’s Pizza Enterprises Ltd.	1,348	48,994
Flight Centre Travel Group Ltd.	1,191	41,052
Fortescue Metals Group Ltd.	32,779	124,048
Goodman Group	40,606	266,071
GPT Group	39,387	156,675
Harvey Norman Holdings Ltd.	10,932	35,451
Healthscope Ltd.	37,353	61,059
Incitec Pivot Ltd.	37,369	113,230
Insurance Australia Group Ltd.	50,940	286,908
LendLease Group	11,490	146,076
Macquarie Group Ltd.	7,059	545,978
Medibank Private Ltd.	58,465	149,719
Mesoblast Ltd. (1)	1,122,678	1,277,810
Mirvac Group	83,069	151,917
National Australia Bank Ltd.	59,313	1,362,134
Newcrest Mining Ltd.	16,747	298,130
Oil Search Ltd.	28,868	174,784
Orica Ltd.	10,165	142,910
Origin Energy Ltd. (1)	38,365	281,031
QBE Insurance Group Ltd.	2,254,137	18,710,559
Ramsay Health Care Ltd.	3,015	164,639
REA Group Ltd.	1,046	62,370
Santos Ltd. (1)	39,223	166,022
Scentre Group	114,206	372,537
Seek Ltd.	1,001,412	14,808,576
Sonic Healthcare Ltd.	8,694	154,609
South32 Ltd.	116,987	317,099
Stockland	54,073	188,625
Suncorp Group Ltd.	28,306	305,089
Sydney Airport	24,121	132,355
Tabcorp Holdings Ltd.	48,805	211,746
Telstra Corp. Ltd.	96,119	271,714
TPG Telecom Ltd.	7,959	40,726
Transurban Group	47,911	463,685
Transurban Group (1)	3,526	34,112
Treasury Wine Estates Ltd.	1,287,175	15,972,514
Vicinity Centres	77,867	164,929
Wesfarmers Ltd.	24,576	849,787
Westfield Corp.	42,673	315,276
Westpac Banking Corp.	74,970	1,823,536
Woodside Petroleum Ltd.	18,725	481,757
Woolworths Ltd.	28,560	606,795

		167,033,386

Austria - 0.01%
Andritz AG	1,575	88,872
Erste Group Bank AG	6,619	286,837
OMV AG	3,280	207,538
Raiffeisen Bank International AG (1)	3,090	111,967
voestalpine AG	2,532	151,168

		846,382

Belgium - 0.86%
Ageas	4,055	198,085
Anheuser-Busch InBev SA/NV	301,307	33,638,247
Colruyt SA	1,328	69,085
Groupe Bruxelles Lambert SA	1,736	187,280
KBC Groep NV	54,834	4,672,580
Proximus	3,506	115,037
Solvay SA	131,080	18,224,853
Telenet Group Holding NV (1)	1,090	75,936
UCB SA	2,658	210,760
Umicore SA	4,055	192,000

		57,583,863

Bermuda - 0.08%
XL Group Ltd.	152,492	5,361,619

Brazil - 0.77%
Ambev SA - ADR	1,947,850	12,583,111
Raia Drogasil SA	1,417,674	39,218,737

		51,801,848

Canada - 1.86%
Cameco Corp.	719,282	6,638,973
Canadian Pacific Railway Ltd.	209,226	38,238,144
Dollarama, Inc. (1)	164,914	20,604,410
Fairfax Financial Holdings Ltd. (1)	26,267	13,986,916
First Quantum Minerals Ltd.	494,215	6,923,728
Lululemon Athletica, Inc. (1)	173,045	13,599,607
Lundin Mining Corp. (1)	1,131,919	7,528,117
Quebecor, Inc. (1)	357,215	6,735,080
Shaw Communications, Inc. (1)	138,690	3,165,486
Shopify, Inc. (1)	69,726	7,042,326

		124,462,787

Chile - 0.17%
Antofagasta Plc	859,420	11,598,783

China - 4.23%
Alibaba Group Holding Ltd. - ADR (1)	218,643	37,700,613
Baidu, Inc. - ADR (1)	275,256	64,467,708
Ctrip.com International Ltd. - ADR (1)	325,652	14,361,253
JD.com, Inc. - ADR (1)	328,805	13,619,103
Lenovo Group Ltd.	77,434,000	43,604,068
Minth Group Ltd.	18,000	108,243
NetEase, Inc. - ADR	20,940	7,225,766
Shanghai Fosun Pharmaceutical Group Ltd.	6,086,000	39,027,451
Tencent Holdings Ltd.	884,486	45,779,186
Tsingtao Brewery Co. Ltd.	3,365,000	17,329,802
Yangzijiang Shipbuilding Holdings Ltd.	53,600	58,774

		283,281,967

Denmark - 2.36%
A.P. Moller-Maersk A/S - Class A	81	134,949
A.P. Moller-Maersk A/S - Class B	144	250,990
Carlsberg A/S	177,696	21,312,545
CHR Hansen Holding A/S	319,615	29,964,682
Coloplast A/S	203,778	16,200,464
Danske Bank A/S	167,854	6,533,213
DONG Energy A/S (2)	4,130	225,121
DSV A/S	4,055	319,071
Genmab A/S (1)	1,226	203,322
H Lundbeck A/S	1,428	72,415
ISS A/S	3,592	139,065
Novo Nordisk A/S - Class B	567,643	30,502,576
Novozymes A/S	896,014	51,151,054
Pandora A/S	2,333	253,594
TDC A/S	18,763	115,256
Tryg A/S	2,538	63,488
Vestas Wind Systems A/S	4,872	336,657
William Demant Holding A/S (1)	2,497	69,747

		157,848,209

Finland - 0.70%
Elisa OYJ	2,861	112,218
Fortum OYJ	10,508	207,967
Kone OYJ	304,817	16,369,460
Metso OYJ	98,109	3,347,000
Neste OYJ	2,841	181,855
Nokia OYJ	5,403,733	25,248,006
Nokian Renkaat OYJ	2,648	120,098
Orion OYJ - Class B	2,251	83,928
Sampo OYJ	9,714	533,124
Stora Enso OYJ	12,168	192,775
UPM-Kymmene OYJ	11,589	359,778
Wartsila OYJ Abp	3,147	198,613

		46,954,822

France - 7.04%
Accor SA	469,311	24,160,050
Aeroports de Paris	609	115,800
Air Liquide SA	9,261	1,164,237
Airbus SE	12,681	1,260,321
Alstom	3,162	131,070
Amundi (2)	1,251	105,953
Arkema SA	1,434	174,725
Atos SE	2,195	319,131
AXA SA	42,578	1,261,720

BioMerieux	1,060	94,906
BNP Paribas SA	462,978	34,440,195
Bollore SA	27,794	150,776
Bouygues SA	254,634	13,212,337
Bureau Veritas SA	6,229	170,130
Capgemini SE	3,415	404,478
Carrefour SA	12,912	278,387
Casino Guichard Perrachon SA	1,136	68,877
Cie de Saint-Gobain	465,903	25,641,480
CNP Assurances	3,681	84,911
Credit Agricole SA	463,659	7,655,937
Danone SA	189,750	15,899,279
Dassault Aviation SA	57	88,627
Dassault Systemes	2,829	300,380
Edenred	4,808	139,191
Eiffage SA	1,723	188,567
Electricite de France SA	12,500	156,280
Engie	40,340	693,504
Essilor International SA	175,064	24,113,518
Eurazeo SA	1,196	110,491
Eutelsat Communications SA	3,856	89,276
Faurecia	77,743	6,058,892
Fonciere Des Regions	778	88,077
Gecina SA	1,042	192,402
Groupe Eurotunnel SE	11,953	153,744
Hermes International	42,977	22,991,474
ICADE	667	65,568
Iliad SA	68,830	16,492,749
Imerys SA	784	73,830
Ingenico Group	1,300	138,838
Ipsen SA	787	93,670
JCDecaux SA	1,504	60,491
Kering	1,641	772,461
Klepierre	4,735	208,123
Lagardere SCA	2,690	86,145
Legrand SA	273,678	21,040,009
L’Oreal SA	5,437	1,204,732
LVMH Moet Hennessy Louis Vuitton SE	122,770	36,033,549
Michelin	3,721	532,307
Natixis SA	19,865	156,903
Orange SA	44,334	768,343
Pernod Ricard SA	4,647	734,944
Peugeot SA	13,024	264,533
Publicis Groupe SA	217,551	14,747,145
Remy Cointreau SA	430	59,579
Renault SA	4,264	428,011
Rexel SA	709,875	12,853,641
Safran SA	7,299	752,858
Sanofi SA	954,066	82,137,192
Schneider Electric SE	183,264	15,537,171
SCOR SE	3,667	147,389
SEB SA	478	88,482
Societe BIC SA	550	60,443
Societe Generale SA	16,989	875,874
Sodexo SA	1,959	262,620
Suez Environnement Co.	8,011	140,734
Teleperformance	1,254	179,509
Thales SA	2,296	247,094
TOTAL SA	980,185	54,105,992
UBISOFT Entertainment (1)	1,615	124,083
Unibail-Rodamco SE	27,386	6,891,721
Valeo SA	5,168	384,968
Vallourec SA (1)	1,032,444	6,222,352
Veolia Environnement SA	10,250	261,366
Vinci SA	129,025	13,172,338
Vivendi SA	22,556	605,391
Wendel SA	628	108,817
Zodiac Aerospace	4,338	129,664

		471,410,752

Germany - 5.80%
Adidas AG	210,373	42,072,325
Allianz SE	123,218	28,198,096
Axel Springer SE	1,087	84,764
BASF SE	20,286	2,223,977
Bayer AG	301,292	37,439,408
Bayer Motoren Werke AG	7,251	751,797
Beiersdorf AG	96,757	11,343,095
Brenntag AG	309,364	19,503,369
Commerzbank AG (1)	2,681,268	39,997,117
Continental AG	38,797	10,431,712
Covestro AG (2)	2,772	285,422
Daimler AG	419,062	35,435,983
Deutsche Bank AG	45,684	864,064
Deutsche Boerse AG	84,125	9,737,065
Deutsche Lufthansa AG	4,996	183,471
Deutsche Post AG	20,967	996,633
Deutsche Telekom AG	1,051,649	18,589,356
Deutsche Wohnen SE	7,994	348,672

Drillisch AG	1,090	89,900
E.ON SE	1,627,338	17,634,067
Evonik Industries AG	4,069	152,828
Fraport AG Frankfurt Airport Services Worldwide	852	93,582
Fresenius Medical Care AG & Co. KGaA	208,736	21,919,252
Fresenius SE & Co. KGaA	8,925	694,111
GEA Group AG	4,383	209,700
Hannover Rueck SE	1,278	160,342
HeidelbergCement AG	3,156	340,296
Henkel AG & Co. KGaA	2,201	263,563
HOCHTIEF AG	391	69,053
HUGO BOSS AG	1,290	109,467
Infineon Technologies AG	586,394	15,969,933
Innogy SE (2)	3,051	119,406
K&S AG	3,920	97,325
KION Group AG	1,523	131,101
LANXESS AG	1,976	156,636
Linde AG (1)	4,055	947,046
MAN SE	788	90,172
Merck KGaA	2,740	294,102
METRO AG	3,757	74,834
MTU Aero Engines AG	1,212	216,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,445	743,946
OSRAM Licht AG	2,076	185,892
ProSiebenSat.1 Media SE	5,013	172,074
RWE AG (1)	11,000	223,854
SAP SE	237,302	26,548,170
Siemens AG	100,344	13,893,359
Symrise AG	2,624	224,978
Telefonica Deutschland Holding AG	16,253	81,342
ThyssenKrupp AG	9,955	287,058
TUI AG	11,176	231,536
Uniper SE	4,331	135,110
United Internet AG	2,962	202,959
Volkswagen AG	804	162,254
Vonovia SE	10,714	530,848
Wirecard AG	2,563	284,857
Zalando SE (1)(2)	499,616	26,343,592

		388,571,449

Hong Kong - 4.00%
1st Pacific Co.	36,000	24,471
AIA Group Ltd.	6,743,800	57,360,386
ASM Pacific Technology Ltd.	5,500	76,302
Bank Of East Asia Ltd.	26,400	114,172
BOC Hong Kong Holdings Ltd.	86,000	434,625
China Mobile Ltd.	3,368,500	34,062,419
CK Asset Holdings Ltd.	55,000	479,444
CK Hutchison Holdings Ltd.	5,035,500	63,096,333
CK Infrastructure Holdings Ltd.	15,000	128,718
CLP Holdings Ltd.	36,000	368,393
Galaxy Entertainment Group Ltd.	6,356,000	50,744,985
Hang Lung Group Ltd.	21,000	77,212
Hang Lung Properties Ltd.	44,000	107,183
Hang Seng Bank Ltd.	17,300	429,195
Henderson Land Development Co. Ltd.	25,800	169,635
HK Electric Investments & HK Electric Investments Ltd. (2)	53,500	48,961
HKT Trust & HKT Ltd.	84,000	107,085
Hong Kong & China Gas Co. Ltd.	186,010	364,262
Hong Kong Exchanges & Clearing Ltd.	25,499	779,970
Hongkong Land Holdings Ltd.	25,300	177,956
Hysan Development Co. Ltd.	16,000	84,886
Jardine Matheson Holdings Ltd.	281,400	17,073,244
Jardine Strategic Holdings Ltd.	62,900	2,489,582
Kerry Properties Ltd.	14,500	65,138
Kingston Financial Group Ltd.	86,000	82,399
Li & Fung Ltd.	140,000	76,714
Link Real Estate Investment Trust	47,500	439,461
Melco Crown Entertainment Ltd. - ADR	5,123	148,772
MTR Corp. Ltd.	34,250	200,470
New World Development Co. Ltd.	130,413	195,460
NWS Holdings Ltd.	31,613	56,931
PCCW Ltd.	87,000	50,492
Power Assets Holdings Ltd.	30,500	257,082
Shangri-La Asia Ltd.	24,000	54,350
Sino Land Co. Ltd.	72,490	128,243
SJM Holdings Ltd.	45,000	40,209
Sun Hung Kai Properties Ltd.	33,000	549,419
Swire Pacific Ltd. - Class A	3,142,000	29,070,808
Swire Properties Ltd.	28,600	92,150
Techtronic Industries Co. Ltd.	29,500	191,910
WH Group Ltd. (2)	5,919,000	6,670,905
Wharf Holdings Ltd.	25,000	86,212
Wharf Real Estate Investment Co. Ltd. (1)	27,000	179,704
Wheelock & Co. Ltd.	17,000	121,180
Yue Yuen Industrial Holdings Ltd.	17,000	66,748

		267,624,176

India - 1.16%
Asian Paints Ltd.	650,139	11,784,290
HDFC Bank Ltd. - ADR	350,746	35,660,346
Housing Development Finance Corp. Ltd.	383,299	10,264,229
Mahindra & Mahindra Ltd. - GDR	638,469	14,876,328
MakeMyTrip Ltd. (1)	180,700	5,393,895

		77,979,088

Indonesia - 0.60%
Bank Negara Indonesia Persero Tbk PT	54,888,200	40,042,604

Ireland - 2.15%
Accenture Plc	262,019	40,112,489
AerCap Holdings NV (1)	2,919	153,568
AIB Group Plc	17,521	115,624
Bank of Ireland Group Plc (1)	19,728	167,947
CRH Plc	18,384	661,655
DCC Plc	2,121	213,451
ICON Plc (1)	211,263	23,693,145
James Hardie Industries Plc	9,636	169,236
Kerry Group Plc	3,275	367,408
Medtronic Plc	345,270	27,880,552
Paddy Power Plc	1,728	205,675
Perrigo Co. Plc	247,780	21,596,505
Ryanair Holdings Plc - ADR (1)	274,141	28,562,751

		143,900,006

Israel - 0.02%
Azrieli Group	913	51,023
Bank Hapoalim BM	23,740	174,341
Bank Leumi Le-Israel BM	32,740	197,069
Bezeq The Israeli telecommunication Corp. Ltd.	47,397	71,647
Check Point Software Technologies Ltd. (1)	2,855	295,835
Elbit Systems Ltd.	511	68,261
Frutarom Industries Ltd.	844	79,089
Israel Chemicals Ltd.	10,140	41,059
Mizrahi Tefahot Bank Ltd.	3,000	55,260
NICE-Systems Ltd.	1,314	120,069
Teva Pharmaceutical Industries Ltd. - ADR	20,125	381,369

		1,535,022

Italy - 2.17%
Assicurazioni Generali SpA	27,684	503,888
Atlantia SpA	10,028	316,146
Davide Campari-Milano SpA	13,137	101,504
Enel SpA	7,473,333	45,955,430
Eni SpA	2,863,135	47,378,869
Ferrari NV	196,115	20,548,931
Intesa Sanpaolo SpA	297,428	986,822
Intesa Sanpaolo SpA - Savings Share	19,810	63,156
Leonardo SpA	6,967	82,790
Luxottica Group SpA	306,268	18,794,929
Mediobanca SpA	13,257	150,211
Poste Italiane SpA (2)	10,646	80,153
Prysmian SpA	4,495	146,470
Recordati SpA	2,147	95,411
Snam SpA	50,785	248,718
Telecom Italia SpA (1)	5,227,424	4,514,380
Telecom Italia SpA - Savings Share	133,236	94,510
Terna Rete Elettrica Nazionale SpA	31,276	181,809
UniCredit SpA (1)	278,089	5,187,526
UnipolSai Assicurazioni SpA	22,412	52,278

		145,483,931

Japan - 17.41%
ABC-Mart, Inc.	700	40,122
Acom Co. Ltd.	7,700	32,351
Advantest Corp.	559,700	10,326,091
Aeon Co. Ltd.	13,400	226,027
Aeon Financial Service Co. Ltd.	2,400	55,778
Aeon Mall Co. Ltd.	2,100	41,014
Air Water, Inc.	3,300	69,469
Aisin Seiki Co.	3,600	201,681
Ajinomoto Co., Inc.	11,865	223,231
Alfresa Holdings Corp.	4,000	93,690
Alps Electric Co.	757,100	21,535,994
Amada Holdings Co.	7,300	99,112
ANA Holdings, Inc.	2,900	120,978
Aozora Bank	2,700	104,766
Asahi Glass Co. Ltd.	4,400	190,187
Asahi Group Holdings Ltd.	8,400	416,804
Asahi Kasei Corp.	27,300	351,335
Asics Corp.	3,300	52,453
Astellas Pharma, Inc.	45,500	577,999
Bandai Namco Holdings	4,300	140,351
Bank of Kyoto Ltd.	1,300	67,513
Benesse Holdings, Inc.	1,600	56,294
Bridgestone Corp.	14,500	671,093
Brother Industries Ltd.	4,900	120,440
Calbee, Inc.	1,600	51,996
Canon, Inc.	463,100	17,254,225
Casio Computer Co. Ltd.	4,100	58,833
Central Japan Railway Co.	3,200	572,674
Chiba Bank Ltd.	17,000	140,977
Chubu Electric Power Co., Inc.	13,900	172,412

Chugai Pharmaceutical Co. Ltd.	4,800	245,322
Chugoku Electric Power Co., Inc.	6,000	64,411
Coca-Cola Bottlers Japan, Inc.	2,700	98,519
Concordia Financial Group Ltd.	26,700	160,586
Credit Saison Co. Ltd.	3,100	56,294
CYBERDYNE, Inc.	2,000	34,382
Dai Nippon Printing Co. Ltd.	5,500	122,448
Daicel Corp.	6,000	68,090
Daifuku Co. Ltd.	2,100	114,094
Dai-ichi Life Holdings, Inc.	363,100	7,462,484
Daiichi Sankyo Co. Ltd.	12,300	319,825
Daikin Industries Ltd.	5,600	661,713
Daito Trust Construction Co. Ltd.	1,500	305,597
Daiwa House Industry Co. Ltd.	12,400	475,508
Daiwa House REIT Investment Corp.	33	78,389
Daiwa Securities Group, Inc.	35,000	218,978
DeNA Co. Ltd.	2,300	47,350
Denso Corp.	228,800	13,707,128
Dentsu, Inc.	4,600	194,511
Disco Corp.	600	132,984
Don Quijote Holdings Co. Ltd.	2,900	151,177
East Japan Railway Co.	465,400	45,384,988
Eisai Co. Ltd.	5,800	329,496
Electric Power Development Co. Ltd.	3,200	86,079
FamilyMart UNY Holdings Co. Ltd.	1,750	122,567
FANUC Corp.	4,300	1,031,555
Fast Retailing Co. Ltd.	1,200	477,136
Fuji Electric Co. Ltd.	14,000	105,173
FUJIFILM Holdings Corp.	138,700	5,659,648
Fujitsu Ltd.	1,827,000	12,952,576
Fukuoka Financial Group, Inc.	17,000	95,127
Hachijuni Bank Ltd.	7,700	44,000
Hakuhodo DY Holdings, Inc.	5,200	67,407
Hamamatsu Photonics KK	2,900	97,268
Hankyu Hanshin Holdings, Inc.	5,400	216,908
Hikari Tsushin, Inc.	500	71,787
Hino Motors Ltd.	5,200	67,165
Hirose Electric Co. Ltd.	900	131,405
Hisamitsu Pharmaceutical Co., Inc.	1,300	78,539
Hitachi Chemical Co. Ltd.	2,115	54,157
Hitachi Construction Machinery Co. Ltd.	2,200	79,731
Hitachi High-Technologies Corp.	1,480	62,204
Hitachi Ltd.	105,000	814,611
Hitachi Metals Ltd.	5,000	71,513
Honda Motor Co. Ltd.	1,615,800	55,143,216
Hoshizaki Corp.	1,100	97,454
Hoya Corp.	8,700	433,288
Hulic Co. Ltd.	5,800	65,037
Idemitsu Kosan Co. Ltd.	3,000	120,167
IHI Corp.	3,200	106,133
Iida Group Holdings Co. Ltd.	148,800	2,800,812
Inpex Corp.	1,149,900	14,311,678
Isetan Mitsukoshi Holdings Ltd.	7,400	91,574
Isuzu Motors Ltd.	1,362,200	22,745,037
ITOCHU Corp.	190,600	3,553,074
J Front Retailing Co. Ltd.	5,100	95,840
Japan Airlines Co. Ltd.	2,400	93,768
Japan Airport Terminal Co. Ltd.	1,000	37,024
Japan Exchange Group, Inc.	514,500	8,926,662
Japan Post Bank Co.	8,800	114,292
Japan Post Holdings Co.	34,800	398,596
Japan Prime Realty Investment Corp.	19	60,368
Japan Real Estate Investment Corp.	28	132,949
Japan Retail Fund Investment Corp.	53	97,150
Japan Tobacco, Inc.	1,642,700	52,900,061
JFE Holdings, Inc.	11,200	267,651
JGC Corp.	4,500	86,937
JSR Corp.	3,700	72,684
JTEKT Corp.	4,800	82,244
JXTG Holdings, Inc.	66,850	429,599
Kajima Corp.	20,000	192,158
Kakaku.com, Inc.	908,700	15,339,468
Kamigumi Co. Ltd.	2,500	55,248
Kaneka Corp.	6,000	54,687
Kansai Electric Power Co., Inc.	15,100	184,673
Kansai Paint Co. Ltd.	4,400	114,177
Kao Corp.	429,900	29,048,174
Kawasaki Heavy Industries Ltd.	3,475	121,572
KDDI Corp.	40,000	993,581
Keihan Electric Railway Co. Ltd.	1,800	52,956
Keikyu Corp.	4,800	92,103
Keio Corp.	2,300	101,027
Keisei Electric Railway Co. Ltd.	2,800	89,900
Keyence Corp.	76,354	42,653,738
Kikkoman Corp.	3,200	129,407
Kintetsu Group Holdings Co. Ltd.	3,800	145,426
Kirin Holdings Co. Ltd.	18,900	476,307
Kobe Steel Ltd.	6,700	61,832

Koito Manufacturing Co. Ltd.	2,400	168,032
Komatsu Ltd.	20,100	726,408
Konami Holdings Corp.	1,900	104,485
Konica Minolta, Inc.	10,600	101,706
Kose Corp.	700	109,079
Kubota Corp.	23,000	449,867
Kuraray Co. Ltd.	8,435	158,814
Kurita Water Industries Ltd.	2,215	71,813
Kyocera Corp.	7,000	457,009
Kyowa Hakko Kirin Co. Ltd.	5,600	107,809
Kyushu Electric Power Co., Inc.	9,300	97,413
Kyushu Financial Group, Inc.	7,500	45,205
Kyushu Railway Co.	3,800	117,619
Lawson, Inc.	1,045	69,444
LINE Corp.	900	36,754
Lion Corp.	4,700	88,839
LIXIL Group Corp.	6,000	162,104
M3, Inc.	4,500	157,744
Mabuchi Motor Co. Ltd.	1,000	54,054
Makita Corp.	4,700	197,106
Marubeni Corp.	38,200	276,174
Marui Group Co. Ltd.	4,500	82,261
Maruichi Steel Tube Ltd.	1,500	43,831
Mazda Motor Corp.	12,200	163,033
McDonald’s Holdings Co. Japan Ltd.	1,350	59,325
Mebuki Financial Group, Inc.	19,440	82,125
Medipal Holdings Corp.	3,540	69,114
MEIJI Holdings Co. Ltd.	2,600	221,283
Minebea Co. Ltd.	8,200	171,029
MISUMI Group, Inc.	6,100	177,096
Mitsubishi Chemical Holdings Corp.	31,650	346,312
Mitsubishi Corp.	1,671,000	46,075,779
Mitsubishi Electric Corp.	1,236,200	20,487,026
Mitsubishi Estate Co. Ltd.	26,900	467,066
Mitsubishi Gas Chemical Co., Inc.	4,000	114,540
Mitsubishi Heavy Industries Ltd.	7,040	262,480
Mitsubishi Materials Corp.	2,200	78,068
Mitsubishi Motors Corp.	14,800	106,473
Mitsubishi Tanabe Pharma Corp.	5,090	104,905
Mitsubishi UFJ Financial Group, Inc.	1,618,300	11,777,931
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,900	58,759
Mitsui & Co. Ltd.	37,700	611,623
Mitsui Chemicals, Inc.	4,000	128,270
Mitsui Fudosan Co. Ltd.	19,700	440,600
Mitsui OSK Lines Ltd.	2,400	79,762
Mixi, Inc.	1,075	48,147
Mizuho Financial Group, Inc.	532,300	962,446
MS&AD Insurance Group Holdings, Inc.	785,540	26,496,621
Murata Manufacturing Co. Ltd.	4,200	562,330
Nabtesco Corp.	2,300	87,887
Nagoya Railroad Co. Ltd.	4,300	108,288
NEC Corp.	5,585	150,445
Nexon Co. Ltd.	445,500	12,919,627
NGK Insulators Ltd.	5,700	107,371
NGK Spark Plug Co. Ltd.	3,600	87,254
NH Foods Ltd.	4,300	104,745
Nidec Corp.	5,200	728,089
Nikon Corp.	7,400	148,912
Nintendo Co. Ltd.	2,500	900,242
Nippon Building Fund, Inc.	30	146,705
Nippon Electric Glass Co. Ltd.	1,800	68,510
Nippon Express Co. Ltd.	1,800	119,533
Nippon Paint Holdings Co. Ltd.	3,400	107,428
Nippon Prologis Real Estate Investment Trust, Inc.	43	90,857
Nippon Steel & Sumitomo Metal Corp.	16,800	429,229
Nippon Telegraph & Telephone Corp.	409,500	19,252,278
Nippon Yusen KK	3,300	80,294
Nissan Chemical Industries Ltd.	2,500	99,587
Nissan Motor Co. Ltd.	52,000	517,717
Nisshin Seifun Group, Inc.	5,300	106,973
Nissin Foods Holdings Co. Ltd.	1,400	102,072
Nitori Holdings Co. Ltd.	1,700	241,952
Nitto Denko Corp.	3,600	318,415
NOK Corp.	2,900	67,484
Nomura Holdings, Inc.	5,973,200	35,013,448
Nomura Real Estate Holdings, Inc.	3,000	67,027
Nomura Real Estate Master Fund, Inc.	77	95,605
Nomura Research Institute Ltd.	2,948	136,836
NSK Ltd.	7,800	122,203
NTT Data Corp.	13,300	157,789
NTT DOCOMO, Inc.	30,500	721,142
Obayashi Corp.	13,700	165,498
Obic Co. Ltd.	1,400	102,826
Odakyu Electric Railway Co. Ltd.	5,600	119,653
Oji Holdings Corp.	17,850	118,539
Olympus Corp.	393,800	15,064,821
Omron Corp.	748,300	44,508,104
Ono Pharmaceutical Co. Ltd.	9,800	227,965

Oracle Corp.	800	66,209
Oriental Land Co. Ltd.	4,700	427,604
ORIX Corp.	29,200	492,338
Osaka Gas Co. Ltd.	8,200	157,681
Otsuka Corp.	1,100	84,244
Otsuka Holdings Co. Ltd.	8,430	369,716
Panasonic Corp.	3,551,965	51,837,081
Park24 Co. Ltd.	3,200	76,606
Pigeon Corp.	451,300	17,147,207
Pola Orbis Holdings, Inc.	1,900	66,577
Rakuten, Inc.	1,064,300	9,728,420
Recruit Holdings Co. Ltd.	24,200	600,885
Renesas Electronics Corp.	10,600	122,933
Resona Holdings, Inc.	48,200	287,213
Ricoh Co. Ltd.	15,500	143,636
Rinnai Corp.	800	72,381
Rohm Co. Ltd.	2,000	220,324
Ryohin Keikaku Co. Ltd.	500	155,645
Sankyo Co. Ltd.	800	25,157
Santen Pharmaceutical Co. Ltd.	7,500	117,453
SBI Holdings, Inc.	4,525	94,280
Secom Co. Ltd.	4,600	347,037
Sega Sammy Holdings, Inc.	4,100	50,887
Seibu Holdings, Inc.	5,800	109,576
Seiko Epson Corp.	6,100	143,603
Sekisui Chemical Co. Ltd.	8,600	172,175
Sekisui House Ltd.	1,812,200	32,689,675
Seven & i Holdings Co. Ltd.	16,500	683,536
Seven Bank Ltd.	10,500	35,859
Sharp Corp.	3,105	106,281
Shimadzu Corp.	5,400	122,507
Shimamura Co. Ltd.	500	54,930
Shimano, Inc.	105,800	14,871,102
Shimizu Corp.	12,100	124,798
Shin-Etsu Chemical Co. Ltd.	8,495	860,739
Shinsei Bank Ltd.	4,000	68,931
Shionogi & Co. Ltd.	6,700	362,034
Shiseido Co. Ltd.	487,200	23,475,788
Shizuoka Bank Ltd.	11,000	113,233
Showa Shell Sekiyu KK	4,300	58,187
SMC Corp.	58,300	23,925,411
SoftBank Group Corp.	163,500	12,944,390
Sohgo Security Services Co. Ltd.	1,500	81,526
Sompo Holdings, Inc.	117,250	4,525,940
Sony Corp.	297,200	13,339,188
Sony Financial Holdings, Inc.	4,200	74,229
Stanley Electric Co. Ltd.	3,000	121,388
Start Today Co. Ltd.	4,000	121,412
Subaru Corp.	13,300	421,714
Sugi Holdings Co. Ltd.	139,000	7,081,059
Sumco Corp.	4,900	124,395
Sumitomo Chemical Co. Ltd.	35,000	250,448
Sumitomo Corp.	25,900	439,310
Sumitomo Dainippon Pharma Co. Ltd.	3,600	53,291
Sumitomo Electric Industries Ltd.	2,038,700	34,366,977
Sumitomo Heavy Industries Ltd.	2,400	101,126
Sumitomo Metal Mining Co. Ltd.	5,400	247,052
Sumitomo Mitsui Financial Group, Inc.	1,362,800	58,742,832
Sumitomo Mitsui Trust Holdings, Inc.	1,124,700	44,499,890
Sumitomo Realty & Development Co. Ltd.	8,000	262,552
Sumitomo Rubber Industries Ltd.	4,400	81,546
Sundrug Co. Ltd.	1,600	74,218
Suntory Beverage & Food Ltd.	3,110	138,301
Suruga Bank Ltd.	548,000	11,717,544
Suzuken Co. Ltd.	2,155	88,476
Suzuki Motor Corp.	7,500	434,127
Sysmex Corp.	273,355	21,464,109
T&D Holdings, Inc.	12,200	208,138
Taiheiyo Cement Corp.	2,400	103,329
Taisei Corp.	4,800	238,708
Taisho Pharmaceutical Holdings Co. Ltd.	960	76,466
Taiyo Nippon Sanso Corp.	2,800	39,072
Takashimaya Co. Ltd.	3,360,000	35,317,596
Takeda Pharmaceutical Co. Ltd.	678,900	38,437,744
TDK Corp.	2,800	222,518
Teijin Ltd.	3,600	79,992
Temp Holdings Co. Ltd.	3,600	90,131
Terumo Corp.	7,000	331,168
THK Co. Ltd.	2,500	93,449
Tobu Railway Co. Ltd.	4,600	148,458
Toho Co. Ltd.	2,300	79,614
Toho Gas Co. Ltd.	1,600	43,805
Tohoku Electric Power Co., Inc.	9,700	123,839
Tokio Marine Holdings, Inc.	708,600	32,229,290
Tokyo Electric Power Co., Inc.	31,100	122,742
Tokyo Electron Ltd.	3,500	631,363
Tokyo Gas Co. Ltd.	8,500	194,212
Tokyo Tatemono Co. Ltd.	4,400	59,304

Tokyu Corp.	14,200	226,349
Tokyu Fudosan Holdings Corp.	11,600	83,715
Toppan Printing Co. Ltd.	11,000	99,364
Toray Industries, Inc.	33,000	310,606
Toshiba Corp.	139,000	389,381
Tosoh Corp.	6,300	142,129
TOTO Ltd.	3,100	182,541
Toyo Seikan Group Holdings Ltd.	3,900	62,604
Toyo Suisan Kaisha Ltd.	2,050	87,516
Toyoda Gosei Co. Ltd.	1,900	48,206
Toyota Industries Corp.	3,500	224,346
Toyota Motor Corp.	125,794	8,016,852
Toyota Tsusho Corp.	4,535	182,186
Trend Micro, Inc.	2,500	141,508
Tsuruha Holdings, Inc.	900	122,247
Unicharm Corp.	8,600	223,317
United Urban Investment Corp.	65	93,512
USS Co. Ltd.	5,800	122,651
West Japan Railway Co.	64,500	4,705,534
Yahoo Japan Corp.	34,900	159,894
Yakult Honsha Co. Ltd.	1,900	143,365
Yamada Denki Co. Ltd.	13,240	72,916
Yamaguchi Financial Group, Inc.	5,000	59,257
Yamaha Corp.	3,700	136,481
Yamaha Motor Co. Ltd.	5,850	191,636
Yamato Holdings Co. Ltd.	7,200	144,543
Yamazaki Baking Co. Ltd.	3,000	58,414
Yaskawa Electric Corp.	5,400	236,602
Yokogawa Electric Corp.	4,700	89,736
Yokohama Rubber Co. Ltd.	2,300	56,181

		1,165,956,958

Jersey - 0.00% (3)
Randgold Resources Ltd.	1,998	198,391

Luxembourg - 0.02%
ArcelorMittal (1)	14,777	479,413
Eurofins Scientific SE	237	144,052
Millicom International Cellular SA	1,360	91,848
RTL Group SA	793	63,659
SES SA	8,143	126,962
Tenaris SA	10,249	162,671

		1,068,605

Macau - 0.01%
MGM China Holdings Ltd.	19,200	57,939
Sands China Ltd.	52,000	267,657
Wynn Macau Ltd.	32,400	102,432

		428,028

Malaysia - 0.18%
Public Bank Bhd	2,292,000	11,763,179

Mexico - 0.72%
Fresnillo Plc	4,550	87,423
Grupo Aeroportuario del Centro Norte SAB de CV	646,100	3,348,712
Grupo Aeroportuario del Pacifico SAB de CV - ADR	34,520	3,547,275
Grupo Mexico SAB de CV	985,700	3,255,003
Mexichem SAB de CV	2,601,100	6,438,426
Wal-Mart de Mexico SAB de CV	12,867,812	31,556,816

		48,233,655

Netherlands - 4.23%
ABN AMRO Group NV (2)	9,128	294,294
Aegon NV	38,947	247,467
Akzo Nobel NV	225,654	19,799,991
Altice NV - Class A (1)	11,135	116,766
ASML Holding NV	72,223	12,556,543
Boskalis Westminster	1,892	71,297
Core Laboratories NV	213,232	23,359,566
EXOR NV	2,421	148,412
Gemalto NV	28,867	1,709,502
Heineken Holding NV	2,498	246,977
Heineken NV	5,465	569,710
ING Groep NV	647,923	11,893,717
Koninklijke Ahold Delhaize NV	1,570,234	34,518,329
Koninklijke DSM NV	4,036	385,533
Koninklijke KPN NV	2,198,128	7,674,261
Koninklijke Philips NV	20,686	781,074
Koninklijke Vopak NV	1,702	74,555
NN Group NV	6,875	297,367
NXP Semiconductors NV (1)	7,483	876,184
PostNL NV	7,265,709	35,466,954
QIAGEN NV - Aquis Listed	393,395	12,270,171
QIAGEN NV - NASDAQ Listed	304,329	9,412,891
Randstad Holding NV	2,649	162,540
Royal Dutch Shell Plc	505,683	16,881,263
Royal Dutch Shell Plc - Class A	1,724,044	57,458,413
Royal Dutch Shell Plc - Class B	1,048,864	35,319,407
Wolters Kluwer NV	6,741	351,405

		282,944,589

New Zealand - 0.01%
Auckland International Airport Ltd.	20,913	95,997
Fisher & Paykel Healthcare Corp. Ltd.	11,168	113,306

Fletcher Building Ltd.	16,326	87,935
Mercury NZ Ltd.	20,326	48,545
Meridian Energy Ltd.	28,793	59,719
Ryman Healthcare Ltd.	7,816	58,588
Spark New Zealand Ltd.	39,436	101,453

		565,543

Norway - 0.54%
DNB ASA	1,847,362	34,197,287
Gjensidige Forsikring ASA	5,270	99,404
Marine Harvest ASA	9,033	152,754
Norsk Hydro ASA	31,453	238,439
Orkla ASA	17,349	183,849
Schibsted ASA - Class B	2,020	53,695
Statoil ASA	25,408	543,945
Telenor ASA	16,153	345,784
Yara International ASA	3,644	167,312

		35,982,469

Philippines - 0.09%
Puregold Price Club, Inc.	5,883,700	5,889,468

Portugal - 0.32%
EDP - Energias de Portugal SA	51,087	176,841
Galp Energia SGPS SA	10,897	200,207
Jeronimo Martins SGPS SA	1,085,142	21,073,744

		21,450,792

Republic of Korea - 0.94%
Hana Financial Group, Inc.	137,171	6,375,907
NAVER Corp.	11,627	9,445,539
POSCO	36,740	11,428,021
Samsung Electronic Co. Ltd.	7,848	18,646,152
Samsung Fire & Marine Insurance Co. Ltd.	69,191	17,252,271

		63,147,890

Russia - 0.57%
Gazprom PJSC - ADR	1,453,474	6,389,322
Magnit PJSC - GDR	187,011	5,089,757
Yandex NV (1)	816,695	26,746,761

		38,225,840

Singapore - 1.89%
Ascendas Real Estate Investment Trust	57,500	116,699
CapitaLand Commercial Trust	55,152	79,442
CapitaLand Ltd.	55,200	145,214
CapitaLand Mall Trust	68,200	108,502
City Developments Ltd.	11,100	103,231
ComfortDelGro Corp. Ltd.	44,400	65,601
DBS Group Holdings Ltd.	2,011,200	37,199,722
Genting Singapore Plc	148,400	144,933
Global Logistic Properties Ltd.	67,000	168,821
Golden Agri-Resources Ltd.	166,500	45,966
Hutchison Port Holdings Trust	108,900	45,084
Jardine Cycle & Carriage Ltd.	3,100	94,098
Keppel Corp. Ltd.	35,400	193,716
Oversea-Chinese Banking Corp. Ltd.	65,500	605,104
SATS Ltd.	15,100	58,629
Sembcorp Industries Ltd.	21,200	47,888
Singapore Airlines Ltd.	12,000	95,578
Singapore Exchange Ltd.	19,200	106,615
Singapore Press Holdings Ltd.	22,665	44,840
Singapore Technologies Engineering Ltd.	33,900	82,475
Singapore Telecommunications Ltd.	7,426,200	19,799,189
StarHub Ltd.	11,000	23,407
Suntec Real Estate Investment Trust	56,700	90,929
United Overseas Bank Ltd.	2,992,725	58,995,640
UOL Group Ltd.	10,519	69,575
Wilmar International Ltd.	3,501,300	8,068,655

		126,599,553

South Africa - 0.92%
Clicks Group Ltd.	1,347,322	19,724,424
Investec Plc	14,343	103,273
Mediclinic International Plc	7,531	65,909
Mondi Plc	8,168	212,275
Naspers Ltd.	150,001	41,558,277

		61,664,158

Spain - 3.70%
Abertis Infraestructuras SA	15,228	338,817
ACS Actividades Co.	5,374	209,927
Aena SA (2)	119,567	24,197,828
Amadeus IT Group SA	9,566	688,391
Banco Bilbao Vizcaya Argentaria SA	4,121,135	35,022,186
Banco de Sabadell SA	119,989	237,871
Banco Santander	2,361,299	15,481,190
Bankia SA	3,757,684	17,935,193
Bankinter SA	15,125	143,078
CaixaBank SA	2,477,055	11,515,354
Distribuidora Internacional de Alimentacion SA	1,615,087	8,330,027
Enagas SA	2,953	84,454
Endesa SA	6,993	149,565
Ferrovial SA	10,510	238,505
Gamesa Corp. Technologica SA	5,129	70,234
Gas Natural SDG SA	7,952	183,520

Grifols SA	6,512	190,404
Iberdrola SA	4,003,009	30,988,368
Industria de Diseno Textil SA	1,152,185	40,063,411
Mapfre SA	26,218	84,098
Red Electrica Corp. SA	9,650	216,615
Repsol SA	26,868	474,392
Telefonica SA	6,224,238	60,609,899

		247,453,327

Sweden - 2.28%
Alfa Laval AB	6,148	145,420
Arjo AB (1)	5,074	14,480
Assa Abloy AB	22,039	456,901
Atlas Copco AB - Class A	1,406,851	60,714,171
Atlas Copco AB - Class B	8,448	323,787
Boliden AB	5,896	201,630
Electrolux AB	5,016	161,492
Essity AB (1)	13,649	387,876
Getinge AB	5,074	73,577
Hennes & Mauritz AB	20,728	428,735
Hexagon AB	5,644	283,126
Husqvarna AB - Class B	9,689	92,186
ICA Gruppen AB	1,553	56,419
Industrivarden AB	3,217	79,356
Investor AB	404,019	18,426,367
Kinnevik AB	5,488	185,444
L E Lundbergforetagen AB	851	63,571
Lundin Petroleum AB (1)	4,122	94,358
Nordea Bank AB	67,087	812,287
Sandvik AB	24,646	431,421
Securitas AB	6,858	119,618
Skandinaviska Enskilda Banken AB	34,389	403,809
Skanska AB	7,440	154,162
SKF AB	8,937	198,542
Svenska Handelsbanken AB	1,500,333	20,503,616
Swedbank AB	19,854	478,974
Swedish Match AB	3,915	154,219
Tele2 AB	8,072	99,205
Telefonaktiebolaget LM Ericsson - Class B	2,104,822	13,891,258
TeliaSonera AB	7,340,988	32,721,590
Volvo AB	33,999	633,126

		152,790,723

Switzerland - 7.19%
ABB Ltd.	1,459,231	39,084,547
Adecco SA	380,489	29,077,006
Baloise Holding AG	1,050	163,218
Barry Callebaut AG	57	118,810
Chocoladefabriken Lindt & Spruengli AG	22	134,332
Chocoladefabriken Lindt & Spruengli AG - REG	3	217,099
Chubb Ltd.	266,453	38,936,777
Cie Financiere Richemont SA	187,847	17,012,903
Clariant AG	5,212	145,636
Coca-Cola HBC AG	3,901	127,399
Credit Suisse Group AG	634,004	11,307,920
Dufry AG (1)	761	112,963
EMS-Chemie Holding AG	169	112,751
Geberit AG	801	352,573
Givaudan SA	198	457,366
Glencore Plc	268,600	1,405,840
Julius Baer Group Ltd.	4,728	289,127
Kuehne & Nagel International AG	1,110	196,380
LafargeHolcim Ltd.	10,240	576,736
Lonza Group AG	1,586	427,754
Nestle SA	955,372	82,139,315
Novartis AG	971,258	81,733,797
Novartis AG - Sponsored ADR	295,685	24,825,713
Pargesa Holding SA	862	74,662
Partners Group Holding AG	377	258,318
Roche Holding AG	252,124	63,750,908
Schindler Holding AG	582	131,607
Schindler Holding AG - Participation Certificate	91,694	21,088,754
SGS SA	114	297,202
Sika AG	2,688	21,326,590
Sonova Holding AG	1,075	167,905
STMicroelectronics NV	14,606	318,615
Straumann Holding AG	252	177,773
Swatch Group AG - BR	688	280,139
Swatch Group AG - REG	1,570	119,749
Swiss Life Holding AG	681	240,716
Swiss Prime Site	1,402	129,509
Swiss Re AG	6,974	652,214
Swisscom AG	557	296,189
u-blox Holding AG	18,399	3,616,219
UBS Group AG	621,150	11,412,239
Vifor Pharma AG	1,011	129,428
Wolseley Plc	5,582	400,585
Zurich Insurance Group AG	90,617	27,551,518

		481,376,801

Taiwan - 1.94%
Compal Electronics, Inc.	3,788,000	2,707,555
Delta Electronics, Inc. - GDR	449,383	10,865,071
Hon Hai Precision Industry Co. Ltd.	734,000	2,333,819
Hon Hai Precision Industry Co. Ltd. - GDR	2,058,740	12,930,326
Taiwan Semiconductor Manufacturing Co. Ltd.	2,938,000	22,496,486
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,988,164	78,830,702

		130,163,959

Thailand - 0.55%
Bangkok Bank Plc	4,520,000	27,988,029
Thai Beverage Plc	12,667,300	8,713,534

		36,701,563

United Kingdom - 13.92%
3I Group Plc	21,091	259,653
Admiral Group Plc	4,944	133,351
Anglo American Plc	29,472	612,986
Ashtead Group Plc	10,466	280,713
ASOS Plc (1)	234,595	21,164,239
Associated British Foods Plc	7,397	281,343
AstraZeneca Plc	609,164	42,035,640
Auto Trader Group (2)	3,272,566	15,554,997
Aviva Plc	1,156,027	7,884,457
Babcock International Group Plc	4,920	46,815
BAE Systems Plc	69,686	538,416
Barclays Plc	2,924,334	8,004,970
Barratt Developments Plc	22,977	200,439
Berkeley Group Holdings Plc	2,788	157,705
BP Plc	12,513,037	87,782,352
British American Tobacco Plc	50,070	3,384,664
British American Tobacco Plc - ADR	148,645	9,957,729
British Land Co. Plc	21,334	198,691
BT Group Plc	186,189	682,434
Bunzl Plc	7,350	205,360
Burberry Group Plc	552,958	13,331,706
Capita Plc	1,673,236	9,040,659
Centrica Plc	122,401	226,901
CNH Industrial NV	21,906	293,069
Cobham Plc (1)	48,186	81,987
Coca-Cola European Partners Plc	4,593	183,098
Coca-Cola European Partners Plc	696	27,736
Compass Group Plc	1,640,876	35,380,841
ConvaTec Group Plc (2)	28,320	78,087
Croda International Plc	2,867	170,909
Diageo Plc	638,412	23,400,536
Direct Line Insurance Group Plc	29,591	152,269
easyJet Plc	3,509	69,359
Experian Plc	1,609,093	35,468,669
Fiat Chrysler Automobiles NV (1)	23,037	411,286
G4S Plc	32,992	118,741
GKN Plc	44,415	190,998
GlaxoSmithKline Plc	1,692,793	29,977,932
Hammerson Plc	17,062	125,882
Hargreaves Lansdown Plc	1,394,885	33,875,807
Howden Joinery Group Plc	1,113,620	7,010,065
HSBC Holdings Plc	3,975,768	41,061,933
IMI Plc	5,915	106,267
Imperial Tobacco Group Plc	129,282	5,514,465
InterContinental Hotels Group Plc	3,865	245,832
International Consolidated Airlines Group SA	15,545	134,715
Intertek Group Plc	247,564	17,313,009
ITV Plc	80,017	178,798
J Sainsbury Plc	4,022,243	13,097,716
John Wood Group Plc	1,369,064	11,978,774
Johnson Matthey Plc	389,334	16,133,333
Jupiter Fund Management Plc	1,835,877	15,534,217
Kingfisher Plc	6,851,314	31,283,252
Land Securities Group Plc	17,246	234,316
Legal & General Group Plc	130,262	479,569
Lloyds Banking Group Plc	39,111,353	35,864,360
London Stock Exchange Group Plc	6,975	356,748
Marks & Spencer Group Plc	35,531	150,744
Meggitt Plc	17,367	112,770
Merlin Entertainments Plc (2)	14,033	68,748
Micro Focus International Plc	9,469	321,820
National Grid Plc	1,388,389	16,367,019
Next Plc	3,164	192,843
Old Mutual Plc	111,695	349,414
Pearson Plc	18,322	181,497
Persimmon Plc	6,980	258,030
Prudential Plc	58,067	1,487,111
Reckitt Benckiser Group Plc	404,317	37,720,059
RELX NV	22,892	526,158
RELX Plc	22,617	530,327
Rightmove Plc	393,565	23,883,716
Rio Tinto Ltd.	9,261	544,501
Rio Tinto Plc	27,268	1,430,411
Rolls-Royce Holdings Plc (1)	36,164	412,731
Royal Bank of Scotland Group Plc (1)	12,570,294	47,135,853
Royal Mail Plc	18,395	112,386

RSA Insurance Group Plc	24,477	208,640
Sage Group Plc	23,160	248,981
Schroders Plc	2,746	129,985
Segro Plc	21,760	172,242
Severn Trent Plc	5,292	154,201
Sky Plc	21,684	295,927
Smith & Nephew Plc	19,006	328,862
Smiths Group Plc	8,986	180,344
SSE Plc	22,080	392,533
St James’s Place Plc	11,343	187,388
Standard Chartered Plc (1)	1,131,490	11,882,414
Standard Life Plc	59,181	348,105
Taylor Wimpey Plc	70,400	195,867
Tesco Plc	34,652,270	98,035,523
Travis Perkins Plc	801,266	16,952,229
Unilever NV	35,339	1,989,686
Unilever Plc	27,568	1,529,087
Unilever Plc - ADR	466,655	25,824,688
United Utilities Group Plc	13,989	156,512
Vodafone Group Plc	4,731,050	14,954,796
Weir Group Plc	775,731	22,235,262
Whitbread Plc	3,955	213,593
Willis Towers Watson Plc	34,000	5,123,460
WM Morrison Supermarkets Plc	50,701	150,530
Worldpay Group Plc (2)	41,958	240,779
WPP Plc	1,089,889	19,689,606

		932,108,173

United States - 1.49%
Amdocs Ltd.	340,617	22,303,601
Carnival Plc	4,011	263,905
Mettler-Toledo International, Inc. (1)	36,796	22,795,858
Mylan (1)	444,563	18,809,461
News Corp. - Class A	436,340	7,073,071
Schlumberger Ltd.	403,980	27,224,212
Shire Plc	19,825	1,027,352

		99,497,460

Total Common Stocks (Cost $5,508,529,471)		$6,387,531,818

Preferred Stocks - 0.28%
Germany - 0.28%
Bayer Motoren Werke AG	1,217	$108,598
Fuchs Petrolub SE	1,423	75,349
Henkel AG & Co. KGaA	3,889	513,562
Porsche Automobil Holding SE	3,239	270,684
Schaeffler AG	5,109	90,145
Volkswagen AG	91,410	18,156,997

Total Preferred Stocks (Cost $13,883,236)		$19,215,335

SHORT-TERM INVESTMENTS - 4.05%
Money Market Funds - 4.05%
Goldman Sachs Financial Square Government Fund - Class I, 1.19% (4)	135,960,245	$135,960,245
JPMorgan U.S. Government Money Market Fund - Class I, 1.17% (4)	135,043,536	135,043,536

Total Short-Term Investments (Cost $271,003,781)		$271,003,781

TOTAL INVESTMENTS IN SECURITIES - 99.73% (Cost $5,793,416,488)		$6,677,750,934
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.27%		17,852,554

TOTAL NET ASSETS - 100.00%		$6,695,603,488

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $74,314,246, which represents 1.11% of total net assets.
(3)	Amount less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridge Builder Trust

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer
Date 2/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer
Date 2/23/2018

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer
Date 2/23/2018

*	Print the name and title of each signing officer under his or her signature.